UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to June 30, 2016

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

June 30, 2016 (Unaudited)

AQR Diversified Arbitrage Fund

AQR Equity Market Neutral Fund

AQR Global Macro Fund

AQR Long-Short Equity Fund

AQR Managed Futures Strategy Fund

AQR Managed Futures Strategy HV Fund

AQR Multi-Strategy Alternative Fund

AQR Risk-Balanced Commodities Strategy Fund

AQR Risk Parity Fund

AQR Risk Parity II HV Fund

AQR Risk Parity II MV Fund

AQR Style Premia Alternative Fund

AQR Style Premia Alternative LV Fund

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 131.4%	SHARES	VALUE (Note 5)
COMMON STOCKS - 27.3%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$183,262

Consumer Discretionary - 1.5%
Barnes & Noble Education, Inc. †	55,476	563,081
Carmike Cinemas, Inc. †(n)	20,530	618,364
China Networks International Holdings Ltd. (3)†(b)	2,287,278	43,893
DEMC Ltd., Class A (3)†(b)	13,027	130,268
DEMC Ltd., Class A-2 (3)†(b)	67,210,762	67,211
DEMC Ltd., Class B (3)†(b)	10,488	—
Diamond Resorts International, Inc. †	25,712	770,332
Education Management Corp. †*	25,040,049	638,521
Exide Technologies (3)†(b)	198,814	227,223
Ferrari NV (Italy) (c)	13,047	534,014
Interval Leisure Group, Inc.	767	12,195
MSG Networks, Inc., Class A †(c)	27,418	420,592
News Corp., Class A (c)	39,762	451,299
Starz, Class A †	12,546	375,376
Twenty-First Century Fox, Inc., Class A (c)	103,088	2,788,530

		7,640,899

Consumer Staples - 0.3%
Elizabeth Arden, Inc. †	53,082	730,408
Herbalife Ltd. †(c)	9,558	559,430

		1,289,838

Energy - 0.1%
Energy Fuels, Inc. (Canada) †	14,400	32,435
Songa Offshore (Cyprus) (3)†(b)	6,517,785	109,035
Technip SA (France) (2)	1,999	108,196

		249,666

Financials - 15.7%
1347 Capital Corp. †*	420,504	3,893,867
Arowana, Inc. (Australia) (2)†*	787,920	7,894,958
Bank of Cyprus PCL (Cyprus) (2)†	15,826,132	2,632,051
Care Capital Properties, Inc. REIT	19,569	512,904
CB Pharma Acquisition Corp. (2)†*	325,500	3,326,610
CF Corp. †	1,500,000	14,880,000
DT Asia Investments Ltd. (Hong Kong) †	209,241	1,956,403
Federal Home Loan Mortgage Corp. †(c)	98,324	181,900
Federal National Mortgage Association †(c)	34,608	69,216
FinTech Acquisition Corp. †*	693,805	6,854,793
Gibraltar Growth Corp., Class A (Canada) (2)†	1,273,900	9,525,039
Hydra Industries Acquisition Corp. (2)†*(c)	521,182	5,154,490
Jensyn Acquisition Corp. †	174,000	1,755,660
Kew Media Group, Inc. (Canada) (2)†	300,000	2,310,461
KLR Energy Acquisition Corp. †*	500,000	5,050,000
Landcadia Holdings, Inc. (2)†	500,000	5,015,000
NorthStar Asset Management Group, Inc.	32,370	330,498
NorthStar Realty Finance Corp. REIT	29,289	334,773
Pacific Special Acquisition Corp. (China) †*	373,500	3,768,615

	SHARES	VALUE (Note 5)
Financials - 15.7% (continued)
Parkway Properties, Inc. REIT	2,449	$40,972
Pinecrest Resources Ltd. (Canada) (2)†	79,820	12,357
PJT Partners, Inc., Class A (c)	23,789	547,147
PNBK Holdings LLC, Class A (3)†(b)	2,090,900	1,261,649
PNBK Holdings LLC, Class B (3)†(b)	3,218	—
PrivateBancorp, Inc.	21,871	962,980
Rescap Liquidating Trust †(c)	125,811	1,132,299
Silver Run Acquisition Corp. (2)†	217,500	2,079,300
Suffolk Bancorp	21,440	671,286
TPT Acquisition, Inc. (3)†(b)	20,730	—

		82,155,228

Health Care - 0.6%
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	49
Envision Healthcare Holdings, Inc. †	13,271	336,685
HeartWare International, Inc. †	18,030	1,041,233
Quintiles Transnational Holdings, Inc. †	4,679	305,632
Quorum Health Corp. †(c)	127,200	1,362,312
Rotech Healthcare, Inc. (3)†(b)	16,828	160,435

		3,206,346

Industrials - 0.8%
American Science & Engineering, Inc.	7,544	282,221
Armstrong Flooring, Inc. †	39,727	673,373
IHS, Inc., Class A †	3,790	438,162
Jack Cooper Holdings Corp., Class B (3)†(b)	2,223	24,171
KUKA AG (Germany) (2)	6,543	776,073
Manitowoc Co., Inc. (The) (c)	147,009	801,199
Manitowoc Foodservice, Inc. †(c)	30,944	545,233
Pangaea Logistics Solutions Ltd. †	39,288	94,684
SPX Corp. †(c)	37,030	549,895

		4,185,011

Information Technology - 7.1%
Alibaba Group Holding Ltd. ADR (China) †	19,090	1,518,228
Aspire Holdings Ltd. (China) (3)†(b)	834,158	8
Citrix Systems, Inc. †	31,111	2,491,680
Demandware, Inc. †	11,411	854,684
Electro Rent Corp.	12,738	196,293
Fairchild Semiconductor International, Inc. †	77,972	1,547,744
FEI Co.	12,196	1,303,508
Hewlett Packard Enterprise Co. (c)	29,087	531,419
Higher One Holdings, Inc. †	104,713	535,083
LinkedIn Corp., Class A †	3,866	731,641
Marketo, Inc. †(c)	5,381	187,366
QLogic Corp. †	45,998	678,011
Telestone Technologies Corp. (China) (3)†(b)	115,818	12
Yahoo!, Inc. †(c)	702,029	26,368,209

		36,943,886

Materials - 0.8%
Axiall Corp.	9,679	315,632
Chemours Co. (The)	79,167	652,336
EI du Pont de Nemours & Co.	1,103	71,474

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Materials - 0.8% (continued)
GCP Applied Technologies, Inc. †(c)	25,528	$664,749
Ingevity Corp. †(c)	25,045	852,532
Jaguar Mining, Inc. (3)†(b)	142,136	26,594
Jaguar Mining, Inc. (Canada) †(c)	25,812	9,990
Monsanto Co.	3,700	382,617
MPM Holdings, Inc. (2)†(c)	144,707	1,172,127
Southern Arc Minerals, Inc. (Canada) (2)†(c)	24,848	7,693
Valspar Corp. (The)	1,263	136,442

		4,292,186

Telecommunication Services - 0.3%
Cleveland Unlimited (3)†(b)	1	1,400,149
XO Holdings, Inc., Class O (3)†(b)	1,366,340	—

		1,400,149

Utilities - 0.1%
Empire District Electric Co. (The)	200	6,794
ITC Holdings Corp.	8,550	400,311
Talen Energy Corp. †	26,336	356,853

		763,958

TOTAL COMMON STOCKS (cost $149,816,298)		142,310,429

CONVERTIBLE PREFERRED STOCKS - 14.1%
Consumer Discretionary - 5.9%
Fiat Chrysler Automobiles NV, Series FCAU (Netherlands), $100.00 par, 7.875%, 12/15/16 (2)(c)	4,547,500	2,722,815
Sealy Corp., $25.00 par, 8.000%, 07/15/16 (3)†(b)(d)	299,536	28,450,624

		31,173,439

	SHARES	VALUE (Note 5)
Consumer Staples - 1.2%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875%, 12/31/49 (c)(e)	67,625	$6,255,989

Financials - 3.2%
Crown Castle International Corp., Series A, $100.00 par, 4.500%, 11/01/16 (2)(c)	14,850	1,794,771
Mandatory Exchangeable Trust 144A, $100.00 par, 5.750%, 06/01/19 (2)†(c)(f)	56,586	5,777,997
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 12/31/49 (c)(e)	137,075	9,293,685

		16,866,453

Health Care - 1.4%
Allergan plc, Series A, $1,000.00 par, 5.500%, 03/01/18 (c)	8,725	7,273,335

Industrials - 0.0% (a)
Timberjack Corp., $188,000.00 par, 8.000%, 12/31/16 (3)†(b)(g)	188,000	902

Telecommunication Services - 1.5%
T-Mobile US, Inc., $50.00 par, 5.500%, 12/15/17 (c)	103,375	7,607,366

Utilities - 0.9%
Dominion Resources, Inc., Series B, $49.00 par, 6.000% ,07/01/16 (c)	77,650	4,666,765

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $64,037,928)		73,844,249

CORPORATE BONDS - 3.4%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Consumer Discretionary - 1.2%
Brookstone Holdings Corp. (3)(b)(d)(g)	10.000%	07/07/21	$62	$7,795
Caesars Entertainment Operating Co., Inc. (2)(g)	10.750%	02/01/16	10,125	6,049,688
Exide Technologies (3)(b)(g)	8.625%	02/01/18	33,550	—
Quiksilver, Inc. / QS Wholesale, Inc. (3)(b)(g)	10.000%	08/01/20	6,325	411,125
RS Legacy Corp. (3)(b)(c)(g)	6.750%	05/15/19	6,230	62

				6,468,670

Consumer Staples - 0.4%
Elizabeth Arden, Inc. (2)(c)	7.375%	03/15/21	725	737,687
Rite Aid Corp. (2)	9.250%	03/15/20	1,175	1,239,837

				1,977,524

Energy - 0.8%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (3)(b)(g)	13.750%	12/01/15	2,833	28,334
Gold Point Energy Corp. (3)(b)(g)	4.500%	05/01/15	1,140	—
Memorial Resource Development Corp. (2)(c)	5.875%	07/01/22	825	822,938
NSA Bondco Ltd. (Norway) (3)(b)(d)	12.000%	08/31/20	4,480	1,792,034
Sabine Oil & Gas Corp. (2)(g)	7.250%	06/15/19	17,830	356,600
Sabine Oil & Gas Corp. (2)(g)	7.500%	09/15/20	10,750	215,000
Songa Offshore (Cyprus) (3)(b)(h)	0.000%	06/11/21	15,000	985,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Energy - 0.8% (continued)
ZaZa Energy Corp. (3)(b)(c)(g)	9.000%	08/01/17	$3,550	$11,360

				4,212,076

Financials - 0.2%
Washington Mutual Bank, Bank Note (2)(g)(i)	0.000%	05/01/09	5,000	1,050,000

Materials - 0.8%
Momentive Performance Materials USA, Inc. (3)(b)(g)	8.875%	10/15/20	13,550	—
Momentive Performance Materials, Inc. (2)(c)	3.880%	10/24/21	5,000	3,968,750

				3,968,750

TOTAL CORPORATE BONDS (cost $54,397,481)				17,677,020

CONVERTIBLE BONDS – 39.7%
Consumer Discretionary - 1.2%
Cenveo Corp. (2)(c)	7.000%	05/15/17	1,800	1,668,375
Exide Technologies (3)(b)(g)(i)	0.000%	09/18/13	650	1
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.875%	06/01/20	4,425	4,330,969
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24	70	1

				5,999,346

Consumer Staples - 2.5%
Herbalife Ltd. (2)(c)	2.000%	08/15/19	3,825	3,779,578
Vector Group Ltd. (2)(c)(i)	2.500%	01/15/19	6,650	9,640,738

				13,420,316

Energy - 5.0%
Aegean Marine Petroleum Network, Inc. (Greece) (2)(c)	4.000%	11/01/18	4,175	3,277,375
Alon USA Energy, Inc. (2)(c)	3.000%	09/15/18	1,950	1,694,062
Alpha Natural Resources, Inc. (2)(g)	4.875%	12/15/20	800	2,000
Amyris, Inc. 144A (2)(c)(f)	9.500%	04/15/19	7,678	3,627,855
Cal Dive International, Inc. (3)(b)(c)(g)	5.000%	07/15/17	2,275	23
Cheniere Energy, Inc. (2)(c)	4.250%	03/15/45	9,925	5,607,625
Emerald Oil, Inc. 144A (3)(b)(c)(f)(g)	2.000%	04/01/19	1,600	8,000
James River Coal Co. (3)(b)(g)	10.000%	06/01/18	310	—
SEACOR Holdings, Inc. (2)(c)	2.500%	12/15/27	1,150	1,124,125
Ship Finance International Ltd. (Norway) (2)(c)	3.250%	02/01/18	7,425	7,828,734
Whiting Petroleum Corp., Series 1 (2)	1.250%	06/05/20	3,350	2,989,875

				26,159,674

Financials - 3.6%
Element Financial Corp. 144A (Canada) (2)(c)(f)	5.125%	06/30/19	4,850	4,023,028
Lexington Realty Trust 144A (2)(c)(f)	6.000%	01/15/30	7,550	11,287,250
MBF Healthcare Acquisition Corp. (3)(b)(g)	3.375%	08/01/18	1,609	337,890
Spirit Realty Capital, Inc. (2)(c)	2.875%	05/15/19	3,000	3,236,250

				18,884,418

Health Care - 3.2%
Allscripts Healthcare Solutions, Inc. (2)(c)	1.250%	07/01/20	3,500	3,500,000
Anthem, Inc. (2)(c)	2.750%	10/15/42	1,279	2,328,579
China Medical Technologies, Inc. 144A (China) (3)(b)(f)(g)	6.250%	12/15/16	2,625	6,562
China Medical Technologies, Inc., Series CMT (China) (2)(g)	4.000%	08/15/13	250	250
Exelixis, Inc. (2)(c)	4.250%	08/15/19	2,575	3,815,828
Medicines Co. (The) (2)(c)	2.500%	01/15/22	2,325	2,739,141
Sequenom, Inc. (2)(c)	5.000%	01/01/18	7,325	4,248,500

				16,638,860

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Industrials - 2.2%
Meritor, Inc. (2)(c)	7.875%	03/01/26	$3,521	$3,952,322
Titan International, Inc. 144A (2)(c)(f)	5.625%	01/15/17	7,575	7,442,438

				11,394,760

Information Technology - 20.2%
CSG Systems International, Inc. 144A (2)(c)(f)	4.250%	03/15/36	1,475	1,552,438
Euronet Worldwide, Inc. (2)(c)	1.500%	10/01/44	2,944	3,376,400
GT Advanced Technologies, Inc. (3)(b)(g)	3.000%	10/01/17	2,650	—
Intel Corp. (2)(c)	3.250%	08/01/39	14,450	23,490,281
LinkedIn Corp. (2)(c)	0.500%	11/01/19	750	740,156
Microchip Technology, Inc. (2)(c)	2.125%	12/15/37	2,215	4,661,191
Nortel Networks Corp. (Canada) (2)(g)	1.750%	04/15/12	3,000	2,598,750
Novellus Systems, Inc. (2)(c)	2.625%	05/15/41	5,000	12,425,000
NVIDIA Corp. (2)(c)	1.000%	12/01/18	13,000	30,290,000
Pandora Media, Inc. 144A (2)(c)(f)	1.750%	12/01/20	7,625	7,601,172
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	—
Powerwave Technologies, Inc. 144A (3)(b)(f)(g)	2.750%	07/15/41	3,900	4,875
Quantum Corp. (2)(c)	4.500%	11/15/17	1,650	1,209,656
SunEdison, Inc. (2)(c)(g)	2.000%	10/01/18	16,350	817,500
SunEdison, Inc. (2)(c)(g)	2.750%	01/01/21	4,400	220,000
SunEdison, Inc. 144A (2)(c)(f)(g)	0.250%	01/15/20	575	28,750
SunPower Corp. 144A (2)(c)(f)	4.000%	01/15/23	3,800	3,344,000
TiVo, Inc. (2)(c)	2.000%	10/01/21	2,075	2,025,719
VeriSign, Inc. (2)(c)	4.345%	08/15/37	1,510	3,800,481
Vishay Intertechnology, Inc. (2)(c)	2.250%	11/15/40	7,702	7,692,373

				105,878,742

Materials - 0.8%
A.M. Castle & Co. 144A (3)(b)(c)(f)	5.250%	12/30/19	647	557,432
Cemex SAB de CV (Mexico) (2)(c)	3.750%	03/15/18	3,375	3,463,594
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.000%	06/01/18	300	3
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.500%	12/15/15	1,200	12

				4,021,041

Utilities - 1.0%
NRG Yield, Inc. 144A (2)(c)(f)	3.500%	02/01/19	5,250	5,095,781

TOTAL CONVERTIBLE BONDS (cost $255,989,953)				207,492,938

CLOSED END FUNDS - 6.6%	SHARES	VALUE (Note 5)
Adams Diversified Equity Fund, Inc.	15,678	$198,640
Advent Claymore Convertible Securities and Income Fund	13,768	192,064
Advent Claymore Convertible Securities and Income Fund II	123,881	683,823
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	55	678
Alpine Global Dynamic Dividend Fund	63,117	533,970
Alpine Global Premier Properties Fund	347,417	1,907,319
Alpine Total Dynamic Dividend Fund	75,747	549,923
Apollo Senior Floating Rate Fund, Inc.	5,011	79,174
Apollo Tactical Income Fund, Inc.	4,682	67,561
Ares Dynamic Credit Allocation Fund, Inc.	64,166	882,282
Avenue Income Credit Strategies Fund	34,972	418,965
BlackRock Core Bond Trust	64,340	898,830

CLOSED END FUNDS - 6.6% (continued)	SHARES	VALUE (Note 5)
BlackRock Floating Rate Income Strategies Fund, Inc.	6,130	$80,610
BlackRock MuniYield Michigan Quality Fund, Inc.	838	12,981
BlackRock Resources & Commodities Strategy Trust	336,482	2,590,911
Blackstone/GSO Long-Short Credit Income Fund	24,494	353,938
Brookfield Global Listed Infrastructure Income Fund, Inc.	43,295	569,762
Brookfield High Income Fund, Inc.	10,081	72,684
Calamos Global Dynamic Income Fund	27,781	195,023
CBRE Clarion Global Real Estate Income Fund	266,007	2,189,238
Central Securities Corp.	44,449	872,978
Clough Global Allocation Fund	4,877	57,061

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 6.6% (continued)	SHARES	VALUE (Note 5)
Clough Global Equity Fund	13,659	$146,288
Clough Global Opportunities Fund	32,502	303,244
Cohen & Steers Quality Income Realty Fund, Inc.	115,147	1,579,817
Cohen & Steers REIT and Preferred Income Fund, Inc.	58,201	1,195,449
Delaware Enhanced Global Dividend & Income Fund	48,853	470,454
Dividend and Income Fund	6,021	65,689
Eaton Vance Senior Income Trust	67,259	404,227
Eaton Vance Short Duration Diversified Income Fund	22,789	307,652
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund, Class B	997	12,173
First Trust Aberdeen Global Opportunity Income Fund	50,398	576,553
First Trust High Income Long/Short Fund (c)	99,003	1,468,214
First Trust Strategic High Income Fund II (c)	13,642	163,158
Franklin Limited Duration Income Trust	19,985	231,826
Gabelli Dividend & Income Trust (The)	359	6,868
Gabelli Healthcare & WellnessRx Trust (The)	33,823	361,230
Gabelli Multimedia Trust, Inc. (c)	700	4,935
General American Investors Co., Inc. (c)	30,591	942,815
Invesco Dynamic Credit Opportunities Fund (c)	62,919	693,367
Invesco High Income Trust II (c)	6,967	95,866
KKR Income Opportunities Fund (c)	1,991	29,984
Lazard Global Total Return and Income Fund, Inc. (c)	10,830	141,656
Liberty All Star Equity Fund	410,252	2,059,465
Liberty All Star Growth Fund, Inc. (c)	1,233	5,055
LMP Capital and Income Fund, Inc. (c)	32,654	428,747
Macquarie Global Infrastructure Total Return Fund, Inc. (c)	25,335	542,169
Morgan Stanley Income Securities, Inc. (c)	3,023	55,472

CLOSED END FUNDS - 6.6% (continued)	SHARES	VALUE (Note 5)
Neuberger Berman High Yield Strategies Fund, Inc. (c)	26,927	$294,851
Nuveen Credit Strategies Income Fund (c)	193,637	1,564,587
Nuveen Diversified Dividend & Income Fund (c)	31,873	372,914
Nuveen Maryland Premium Income Municipal Fund (c)	26,260	373,155
Nuveen New Jersey Dividend Advantage Municipal Fund (c)	26,239	403,556
Nuveen North Carolina Premium Income Municipal Fund (c)	5,390	79,718
Nuveen Real Asset Income and Growth Fund (c)	500	8,450
Nuveen Short Duration Credit Opportunities Fund (c)	8,604	135,255
Putnam High Income Securities Fund	21,824	167,390
RMR Real Estate Income Fund (c)	39,230	834,030
Royce Micro-Cap Trust, Inc.	23,871	175,213
Royce Value Trust, Inc.	65,040	765,521
Sprott Focus Trust, Inc.	45,831	294,235
Stone Harbor Emerging Markets Total Income Fund (c)	103	1,360
Swiss Helvetia Fund, Inc. (The) (c)	29,687	307,260
Templeton Global Income Fund (c)	79,197	503,693
Tri-Continental Corp. (c)	30,199	620,287
Voya Infrastructure Industrials and Materials Fund (c)	7,996	98,831
Wells Fargo Global Dividend Opportunity Fund (c)	30,882	184,366
Wells Fargo Multi-Sector Income Fund (c)	48,125	608,781
Western Asset Global High Income Fund, Inc. (c)	26,896	261,160
Western Asset Global Partners Income Fund, Inc. (c)	38,311	328,325
Western Asset Worldwide Income Fund, Inc.	48,390	531,806

TOTAL CLOSED END FUNDS (cost $36,603,027)		34,615,532

LOAN PARTICIPATIONS - 0.5%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Energy - 0.4%
Black Elk Energy Offshore Investigation (3)(b)(i)	7.500%	03/22/17	$198	$76,591
Black Elk Energy Offshore Operations (3)(b)(i)	7.500%	09/22/16	1,384	692,198
Black Elk Roll Up Investigation DIP (3)(b)(i)	7.500%	03/22/17	198	76,591
Black Elk Roll Up Operations DIP (3)(b)(i)	7.500%	09/22/16	2,769	1,384,397

				2,229,777

Financials - 0.1%
J.G. Wentworth LLC (2)(i)	7.000%	01/22/18	1,539	523,318

TOTAL LOAN PARTICIPATIONS (cost $3,736,509)				2,753,095

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

PREFERRED STOCKS - 0.5%	SHARES	VALUE (Note 5)
Financials - 0.5%
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V †(e)	119,409	$394,050
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W (2)†(e)	34,360	113,732
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X †(e)	50,343	171,670
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series Z †(e)(i)	97,345	433,185
Federal National Mortgage Association, Perpetual Preferred Stock, Series S †(c)(e)(i)	97,345	435,132
First Banks, Inc., Series C (3)†(b)	2,458	841,787

TOTAL PREFERRED STOCKS (cost $4,604,625)		2,389,556

RIGHTS - 0.3%
Financials - 0.2%
1347 Capital Corp. †*	420,504	109,331
Arowana, Inc. (Australia) (2)†*	720,000	92,880
Barington/Hilco Acquisition Corp. (2)†	487,260	58,471
DT Asia Investments Ltd. (Hong Kong) †	209,241	77,419
Garnero Group Acquisition Co. (Brazil) †	2,430,200	206,567
Hydra Industries Acquisition Corp. (2)†*	1,720,000	266,256
Pacific Special Acquisition Corp. (China) †*	373,500	78,435

		889,359

Health Care - 0.1%
Ambit Biosciences Corp. (3)†(b)	146,272	133,031
Chelsea Therapeutics, Inc. (3)†(b)	4,668,137	193,168
Community Health Systems, Inc. †	7,762,436	34,931
Durata Therapeutics, Inc. (3)†(b)	261,441	213,142
EFG International Finance Guernsey Ltd., (3)†(b)	283,523	2,835
Furiex Pharmaceuticals, Inc. (3)†(b)	335,833	—
Prosensa Holding NV (Netherlands) (3)†(b)	197,426	35,707

		612,814

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $284,220)		1,502,173

WARRANTS - 2.7%
Consumer Discretionary - 0.2%
Del Taco Restaurants, Inc. †	510,295	989,973
Education Management Corp. (3)†*(b)	16,528,497	3,636
Global Eagle Entertainment, Inc. (2)†	367,857	434,071
KBS Fashion Group Ltd. (China) (3)†(b)	763,024	763

		1,428,443

Energy - 0.0% (a)
Glori Energy, Inc. (3)†(b)	287,100	3,158

Financials - 1.8%
1347 Capital Corp. †*	420,504	126,151
Acasta Enterprises, Inc. (Canada) (2)†	579,085	112,056

	SHARES	VALUE (Note 5)
Financials - 1.8% (continued)
Alignvest Acquisition Corp. (Canada) (2)†	445,000	$103,332
AR Capital Acquisition Corp. (2)†	697,500	48,825
Arowana, Inc. (Australia) (2)†*	720,000	48,960
Associated Banc-Corp. (2)†(c)	20,065	24,078
Barington/Hilco Acquisition Corp. (2)†	487,260	24,363
Boston Private Financial Holdings, Inc. (2)†	97,674	479,579
Boulevard Acquisition Corp. II (2)†	1,698,740	475,647
Capitol Acquisition Corp. III †	1,575,000	551,250
CB Pharma Acquisition Corp. †*	325,500	22,785
Comerica, Inc. †	9,708	32,619
Double Eagle Acquisition Corp. (2)†	2,047,500	368,550
DT Asia Investments Ltd. (Hong Kong) †	209,241	23,017
Dundee Acquisition Ltd. (Canada) (2)†	630,000	97,527
Easterly Acquisition Corp. †	823,250	518,648
Electrum Special Acquisition Corp. (2)†	990,000	227,700
FinTech Acquisition Corp. †*	810,000	648,000
Garnero Group Acquisition Co. (Brazil) †	2,430,200	97,451
Gibraltar Growth Corp. (Canada) (2)†	1,274,000	147,916
Global Partner Acquisition Corp. †	1,068,000	224,173
Gores Holdings, Inc. †	3,115,000	778,750
GP Investments Acquisition Corp. (2)†	1,237,500	618,750
Harmony Merger Corp. (2)†	1,475,100	295,020
Hennessy Capital Acquisition Corp. II †	1,028,837	647,653
Hydra Industries Acquisition Corp. (2)†*	1,720,000	309,600
Neostem (3)†(b)	243,000	2
Nexeo Solutions, Inc. †	1,947,000	1,343,430
Pace Holdings Corp. (2)†	455,000	85,313
Pacific Special Acquisition Corp. (China) †*(c)	373,500	37,350
Quinpario Acquisition Corp. 2 (2)†	2,880,708	461,201
ROI Acquisition Corp. II (3)†(b)	882,000	—
Silver Run Acquisition Corp. †	72,500	82,650
Terrapin 3 Acquisition Corp. †	1,428,000	228,480
Valley National Bancorp (2)†	49,509	3,466

		9,294,292

Health Care - 0.0% (a)
Mast Therapeutics, Inc. (3)†(b)	103,750	255
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	2,550
Venaxis, Inc. (3)†(b)	24,000	24

		2,829

Industrials - 0.3%
Ability, Inc. (Israel) †	1,449,557	181,195
Blue Bird Corp. †	756,000	831,600
Jason Industries, Inc. †(c)	1,933,070	463,937
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	3,950
Tempus Applied Solutions Holdings, Inc. (2)†	614,551	6,145

		1,486,827

Information Technology - 0.0% (a)
exceet Group SE (Germany) (3)†(b)	72,000	80
GT Advanced Technologies, Inc. (3)†(b)	2,101	—
Net Element, Inc. (Bulgaria) (3)†(b)	319,668	64
RMG Networks Holding Corp. †(c)	631,210	694

		838

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Materials - 0.4%
AgroFresh Solutions, Inc. †	504,000	$478,296
Delta Technology Holdings Ltd. (China) †	818,832	139,201
Tecnoglass, Inc. †	330,838	1,432,529

		2,050,026

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	1,379

TOTAL WARRANTS (cost $1,910,911)		14,267,792

SECURITIES IN LITIGATION - 0.0% (a)	NUMBER OF UNITS
Information Technology - 0.0% (a)
Timegate (3)†(b)(g)	5,091,250	99,820

TOTAL SECURITIES IN LITIGATION (cost $3,586,539)		99,820

SHORT-TERM INVESTMENTS - 36.3%	SHARES
Investment Companies - 26.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% (2)(j)	3,489,174	3,489,174
Dreyfus Treasury Cash Management, Class I, 0.240% (2)(j)	13,956,696	13,956,696
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(j)(k)	82,556,783	82,556,783
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% (2)(j)(k)	21,984,451	21,984,451
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% (2)(j)	17,445,870	17,445,870

Total Investment Companies (cost $139,432,974)		139,432,974

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bill,0.498%, 07/07/2016 (2)(l)	$26,334	26,333,737
U.S. Treasury Bill,0.370%, 07/21/2016 (2)(l)	9,084	9,083,073
U.S. Treasury Bill,0.479%, 09/01/2016 (2)(c)(l)	8,936	8,932,426
U.S. Treasury Bill,0.371%, 11/17/2016 (2)(c)(l)	4,018	4,014,058
U.S. Treasury Bill,0.480%, 11/25/2016 (2)(c)(l)	1,704	1,702,201

Total U.S. Treasury Obligations (cost $50,055,533)		50,065,495

TOTAL SHORT-TERM INVESTMENTS (cost $189,488,507)		189,498,469

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $764,455,998)		686,451,073

SECURITIES SOLD SHORT- (37.9)%	SHARES	VALUE (Note 5)
COMMON STOCKS - (36.9)%

Consumer Discretionary - (2.2)%
Comcast Corp., Class A	(37)	$(2,412)
Del Taco Restaurants, Inc. †	(257,488)	(2,343,141)
Fiat Chrysler Automobiles NV (United Kingdom)	(310,877)	(1,902,567)
Global Eagle Entertainment, Inc. †	(191,346)	(1,270,537)
JAKKS Pacific, Inc. †	(321,401)	(2,542,282)
KBS Fashion Group Ltd. (China) †	(1,236)	(446)
Lions Gate Entertainment Corp., Class R	(8,511)	(172,178)
News Corp., Class B	(39,972)	(466,473)
Twenty-First Century Fox, Inc., Class B	(103,130)	(2,810,293)

		(11,510,329)

Consumer Staples - (1.8)%
Bunge Ltd.	(44,008)	(2,603,073)
Vector Group Ltd.	(312,089)	(6,997,036)

		(9,600,109)

Energy - (1.4)%
Aegean Marine Petroleum Network, Inc. (Greece)	(82,143)	(451,786)
Alon USA Energy, Inc.	(35,759)	(231,718)
Amyris, Inc. †	(131,009)	(59,020)
Cheniere Energy, Inc. †	(39,089)	(1,467,792)
FMC Technologies, Inc. †	(3,997)	(106,600)
SEACOR Holdings, Inc. †	(4,003)	(231,974)
Ship Finance International Ltd. (Norway)	(282,140)	(4,158,744)
Whiting Petroleum Corp. †	(78,008)	(722,354)

		(7,429,988)

Financials - (4.9)%
Associated Banc-Corp.	(7,710)	(132,226)
Boston Private Financial Holdings, Inc.	(87,915)	(1,035,639)
Canadian Imperial Bank of Commerce (Canada)	(7,994)	(600,439)
Colony Capital, Inc., Class A REIT	(44,159)	(677,841)
Comerica, Inc.	(1,769)	(72,759)
Cousins Properties, Inc. REIT	(3,992)	(41,517)
Crown Castle International Corp. REIT	(16,014)	(1,624,300)
Element Financial Corp. (Canada)	(118,649)	(1,258,169)
Gaming and Leisure Properties, Inc. REIT	(1)	(34)
Lexington Realty Trust REIT	(1,170,143)	(11,830,146)
Markit Ltd. (United Kingdom) †	(13,485)	(439,611)
Penson Worldwide, Inc. (3)†(b)	(217,523)	—
People’s United Financial, Inc.	(47,704)	(699,340)
Spirit Realty Capital, Inc. REIT	(104,236)	(1,331,094)
Valley National Bancorp	(2,808)	(25,609)
Welltower, Inc. REIT	(74,569)	(5,679,921)
Willis Towers Watson plc (United Kingdom)	(1)	(116)

		(25,448,761)

Health Care - (2.8)%
Allergan plc †	(24,236)	(5,600,697)
Allscripts Healthcare Solutions, Inc. †	(109,973)	(1,396,657)
Amsurg Corp. †	(4,432)	(343,657)
Anthem, Inc.	(15,178)	(1,993,479)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(453)
Exelixis, Inc. †	(416,847)	(3,255,575)
Medicines Co. (The) †	(54,188)	(1,822,343)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Health Care - (2.8)% (continued)
Pluristem Therapeutics, Inc. (Israel) †	(4,980)	$(6,623)
Sequenom, Inc. †	(102,874)	(93,996)

		(14,513,480)

Industrials - (0.4)%
Blue Bird Corp. †	(14,072)	(167,457)
Cenveo, Inc. †	(8,695)	(7,094)
Jason Industries, Inc. †	(8,221)	(29,678)
Meritor, Inc. †	(187,787)	(1,352,066)
Titan International, Inc.	(125,540)	(778,348)

		(2,334,643)

Information Technology - (20.6)%
Alibaba Group Holding Ltd. ADR (China) †	(328,238)	(26,104,768)
Brocade Communications Systems, Inc.	(1)	(9)
Cavium, Inc. †	(4,510)	(174,086)
CSG Systems International, Inc.	(13,395)	(539,952)
Euronet Worldwide, Inc. †	(26,102)	(1,805,997)
IMS Health Holdings, Inc. †	(12,177)	(308,809)
Intel Corp.	(538,887)	(17,675,494)
Lam Research Corp.	(139,250)	(11,705,355)
Microchip Technology, Inc.	(88,125)	(4,473,225)
NVIDIA Corp.	(621,277)	(29,206,232)
Pandora Media, Inc. †	(332,046)	(4,133,973)
Quantum Corp. †	(155,282)	(65,218)

	SHARES	VALUE (Note 5)
Information Technology - (20.6)% (continued)
SunPower Corp. †	(84,152)	$(1,303,515)
VeriSign, Inc. †	(43,936)	(3,798,707)
Vishay Intertechnology, Inc.	(505,634)	(6,264,805)

		(107,560,145)

Materials - (0.3)%
A.M. Castle & Co. †	(20,687)	(33,927)
AgroFresh Solutions, Inc. †	(52,759)	(280,150)
Cemex SAB de CV ADR (Mexico) †	(162,734)	(1,004,071)
Dow Chemical Co. (The)	(1,413)	(70,240)

		(1,388,388)

Telecommunication Services - (1.3)%
T-Mobile US, Inc. †	(155,959)	(6,748,346)

Utilities - (1.2)%
Dominion Resources, Inc.	(60,268)	(4,696,685)
Fortis, Inc. (Canada)	(6,420)	(217,006)
NRG Yield, Inc., Class A	(82,331)	(1,253,078)

		(6,166,769)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $201,676,395)		(192,700,958)

CONVERTIBLE BONDS - (1.0)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - (1.0)%
Citrix Systems, Inc. (2) (proceeds $5,319,035)	0.500%	04/15/19	$(5,000)	$(5,562,500)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $206,995,430)				(198,263,458)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 93.5% (cost $557,460,568)				488,187,615

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5% (m)				34,197,781

NET ASSETS - 100.0%				$522,385,396

†	Non-income producing security.
*	Affiliated company as defined under the Investment Company Act of 1940.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $40,001,479 or 7.7% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $317,064,022. In addition, $57,392,936 of cash collateral was pledged.
(d)	Represents a Pay-in-Kind security. Income may be received in additional securities and/or cash.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the rate as of close of the reporting period.
(i)	Indicates a variable rate security. The interest rate shown represents the rate as of the close of the reporting period.
(j)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(k)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(l)	The rate shown is the effective yield at the date of purchase.
(m)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and call options written.
(n)	All or a portion of this security has been segregated for covered call option written.

All bonds are denominated in US dollars, unless noted otherwise. All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

DIP - Debtor-in-Possession

REIT - Real Estate Investment Trust

Credit default swap contracts buy protection as of June 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	Markit CDX North America High Yield Index Series 26	5.000%	USD	4.288%	36,250,000	$(573,891)	06/20/2021	$(577,959)
CITG	Markit CDX North America Investment Grade Index Series 26	1.000%	USD	0.789%	225,000	(2,175)	06/20/2021	(159)

						$(576,066)		$(578,118)

Open written options contracts outstanding at June 30, 2016:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
40	Anacor Pharmaceuticals, Inc. (Exercise price $100) (2)	JPMS	08/19/2016	$(5,387)	$(200)	$5,187
41	Carmike Cinemas, Inc. (Exercise price $30)	JPMS	09/16/2016	(5,492)	(5,330)	162

				$(10,879)	$(5,530)	$5,349

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
87	BARC	Euro Stoxx 50 Index Futures	09/2016	$(2,717,620)	$(2,756,452)	$(38,832)
356	BARC	S&P 500 E-Mini Futures	09/2016	(37,116,550)	(37,205,560)	(89,010)
75	BARC	U.S. Treasury 10-Year Note Futures	09/2016	(9,722,149)	(9,973,828)	(251,679)
268	JPMS	U.S. Treasury 2-Year Note Futures	09/2016	(58,383,238)	(58,779,938)	(396,700)
72	JPMS	U.S. Treasury 5-Year Note Futures	09/2016	(8,656,385)	(8,795,813)	(139,428)

				$(116,595,942)	$(117,511,591)	$(915,649)

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	1,274,471	$1,000,201	$986,626	$(13,575)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	1,797,029	1,408,554	1,391,162	(17,392)
Euro, Expiring 09/21/16	CITI	EUR	646,514	730,770	719,569	(11,201)
Euro, Expiring 04/05/17	CITI	EUR	21,000	23,362	23,556	194
Euro, Expiring 09/21/16	JPMC	EUR	516,456	582,851	574,814	(8,037)
Swedish Krona, Expiring 09/21/16	CITI	SEK	6,044,333	741,902	716,902	(25,000)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	9,066,499	1,112,840	1,075,352	(37,488)

				$5,600,480	$5,487,981	$(112,499)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(10,918,720)	$(8,427,120)	$(8,452,676)	$(25,556)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(11,878,077)	(9,115,049)	(9,195,359)	(80,310)
Euro, Expiring 09/21/16	CITI	EUR	(2,048,292)	(2,299,180)	(2,279,744)	19,436
Euro, Expiring 04/05/17	CITI	EUR	(21,000)	(28,010)	(23,556)	4,454
Euro, Expiring 09/21/16	JPMC	EUR	(2,786,431)	(3,125,150)	(3,101,289)	23,861

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(6,044,333)	$ (730,279)	$ (716,902)	$ 13,377
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(9,066,499)	(1,095,418)	(1,075,353)	20,065

				(24,820,206)	(24,844,879)	(24,673)

				$(19,219,726)	$(19,356,898)	$(137,172)

CAD - Canadian Dollar

EUR - Euro

SEK - Swedish Krona

USD - United States Dollar

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$92,829

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
United States
Herbalife Ltd.	(33,720)	$(2,066,362)	$92,730

Net Cash and Other Receivables/ (Payables) (b)			99

Swaps, at Value			$92,829

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 11/10/2016	$(567,558)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Corporate Bonds
United Kingdom
Virgin Media Finance plc	6,400,000	$6,047,061	$(569,633)

Net Cash and Other Receivables/ (Payables) (b)			2,075

Swaps, at Value			$(567,558)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 10/19/2016	$654,893

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(1,529,550)	$(7,394,036)	$611,459

Net Cash and Other Receivables/ (Payables) (b)			43,434

Swaps, at Value			$654,893

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 12/19/2016	$45,882

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Italy
Telecom Italia SpA	471,432	$480,785	$(177,475)

Short Positions

Common Stocks
Italy
Telecom Italia SpA	(471,432)	(597,961)	210,769

Total of Long and Short Equity Positions			33,294

Net Cash and Other Receivables/ (Payables) (b)			12,588

Swaps, at Value			$45,882

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 08/31/2016	$432,482

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Shire plc	183	$23,481	$10,206

Singapore
InterOil Corp.	3,867	167,707	6,308

Taiwan
Inotera Memories, Inc.	782,676	672,042	(59,097)

United States
AGL Resources, Inc.	30,171	1,967,449	22,932
Alere, Inc.	133,652	6,673,734	(1,103,118)
American Capital Ltd.	50,451	806,711	(8,072)
Apollo Education Group, Inc.	161,342	1,334,615	136,824
Apollo Residential Mortgage, Inc.	36,371	489,190	(1,819)
Astoria Financial Corp.	61,331	932,660	7,545
Axiall Corp.	19,361	449,562	181,800
Carmike Cinemas, Inc.	930	27,810	202
Cash America International, Inc.	8,668	339,872	29,558
Celator Pharmaceuticals	38,203	1,151,723	1,244
Charter Communications, Inc.	160	32,393	4,189
Cigna Corp.	37,757	5,248,390	(415,872)
Columbia Pipeline Group, Inc.	132,149	3,357,974	10,504
Cvent, Inc.	49,417	1,752,914	12,261
Demandware, Inc.	14,862	1,111,975	1,189
DreamWorks Animation SKG, Inc.	45,772	1,835,073	35,629
EI du Pont de Nemours & Co.	48,836	3,207,548	(42,976)
Electro Rent Corp.	38,674	505,469	90,497
EMC Corp.	87,648	2,337,725	43,671
Empire District Electric Co. (The)	53,476	1,788,533	28,047
Envision Healthcare Holdings, Inc.	12,076	304,807	1,561

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ExamWorks Group, Inc.	21,515	$748,535	$1,263
FEI Co.	6,363	681,605	(1,527)
Fidelity & Guaranty Life	94,022	2,395,681	(216,251)
First Niagara Financial Group, Inc.	260,751	2,753,304	(213,590)
FirstMerit Corp.	117,491	2,451,292	(69,749)
FormFactor, Inc.	1,454	10,098	2,974
Hatteras Financial Corp.	125,908	2,020,597	44,295
Hawaiian Electric Industries, Inc.	85,372	2,530,426	268,922
Humana, Inc.	24,144	4,441,600	(98,577)
inContact, Inc.	58,523	811,129	(585)
Ingram Micro, Inc.	24,979	899,744	(30,974)
Interval Leisure Group, Inc.	70	919	194
ITC Holdings Corp.	73,133	3,246,140	177,947
KLA-Tencor Corp.	62,470	4,304,297	271,631
Krispy Kreme Doughnuts, Inc.	21,102	443,971	(1,673)
LDR Holding Corp.	13,925	514,180	348
Lexmark International, Inc.	55,013	2,089,620	(12,879)
LinkedIn Corp.	1,853	351,606	(926)
Marketo, Inc.	25,246	885,765	(6,699)
Media General, Inc.	33,836	520,878	60,763
Medivation, Inc.	6,847	411,299	1,575
Memorial Resource Development Corp.	87,676	1,438,663	(46,368)
Monsanto Co.	3,721	395,494	(10,706)
National Interstate Corp.	13,318	398,727	4,142
Parkway Properties, Inc.	21,233	378,584	(23,356)
Piedmont Natural Gas Co., Inc.	28,466	1,686,508	24,868
Pinnacle Entertainment, Inc.	100	—	1,108
Qlik Technologies, Inc.	43,099	1,297,263	(22,395)
Questar Corp.	116,357	2,889,521	62,456
Quintiles Transnational Holdings, Inc.	12,278	785,763	16,236
Rite Aid Corp.	552,989	4,383,684	(241,796)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rofin-Sinar Technologies, Inc.	49,524	$1,590,914	$(9,118)
Rouse Properties, Inc.	33,658	615,941	(1,683)
SciQuest, Inc.	23,014	405,737	690
St. Jude Medical, Inc.	32,347	2,510,503	12,563
Starwood Hotels & Resorts Worldwide, Inc.	47,400	3,417,327	87,903
Suffolk Bancorp	9,475	290,909	5,753
Talen Energy Corp.	19,678	270,179	(3,542)
Talmer Bancorp, Inc.	84,681	1,524,374	98,961
TECO Energy, Inc.	86,731	2,379,334	17,910
TiVo, Inc.	64,463	634,961	3,223
tronc, Inc.	20,974	282,310	7,131
Tumi Holdings, Inc.	31,974	860,420	(5,436)
Tyco International plc	89,805	3,422,930	402,763
Valspar Corp. (The)	21,432	2,287,597	27,702
Virgin America, Inc.	21,518	1,194,673	14,854
Westar Energy, Inc.	36,800	2,054,457	9,655
Wilshire Bancorp, Inc.	14,924	158,982	(3,474)
XenoPort, Inc.	48,870	343,021	1,023
Xura, Inc.	25,310	628,052	(9,728)

			(366,383)

Total of Long Equity Positions			(408,966)

Rights
Netherlands
Prosensa Holding NV (3)	7,998	—	1,446

United States
Durata Therapeutics, Inc. (3)	89,246	87,949	(15,190)
Dyax Corp. (3)	50,988	19,885	43,003
Safeway, Inc. PDR (3)	351,185	—	17,486
Safeway, Inc. Casa Ley CVR (3)	351,185	—	56,709

			102,008

Total Rights			103,454

Total of Long Equity Positions and Rights			(305,512)

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(818)	(53,132)	(5,805)

United States
Abbott Laboratories	(29,259)	(1,130,341)	(19,831)
Aetna, Inc.	(20,785)	(2,244,624)	(293,848)
Amsurg Corp.	(4,025)	(309,631)	(2,468)
Annaly Capital Management, Inc.	(127,136)	(1,345,750)	(61,645)
Anthem, Inc.	(19,162)	(2,703,428)	186,691
Apollo Commercial Real Estate Finance, Inc.	(15,167)	(246,009)	2,275

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ares Capital Corp.	(24,353)	$(356,284)	$10,472
Ball Corp.	(18,113)	(1,284,587)	(24,802)
BBCN Bancorp, Inc.	(10,498)	(159,995)	3,365
Brocade Communications Systems, Inc.	(7,972)	(65,664)	(7,519)
Chemical Financial Corp.	(40,768)	(1,459,358)	(60,881)
Cousins Properties, Inc.	(34,610)	(379,326)	19,382
Diebold, Inc.	(17,191)	(530,715)	103,862
Dow Chemical Co. (The)	(62,608)	(3,321,354)	209,111
First Cash Financial Services, Inc.	(7,284)	(342,639)	(31,248)
Gaming and Leisure Properties, Inc.	(1)	(30)	(4)
Great Plains Energy, Inc.	(7,863)	(230,370)	(8,665)
Huntington Bancshares, Inc.	(203,369)	(1,911,592)	93,473
IMS Health Holdings, Inc.	(31,973)	(795,384)	(15,451)
Johnson Controls, Inc.	(103,638)	(4,172,906)	(414,112)
KeyCorp.	(179,776)	(2,251,395)	264,871
Lam Research Corp.	(30,652)	(2,360,853)	(215,755)
Marriott International, Inc.	(39,611)	(2,732,117)	99,570
Mylan NV	(6,944)	(316,789)	16,531
New York Community Bancorp, Inc.	(61,343)	(947,078)	27,547
Nexstar Broadcasting Group, Inc.	(4,220)	(227,809)	27,021
NextEra Energy, Inc.	(20,419)	(2,118,880)	(543,758)
Old National Bancorp	(12,024)	(155,990)	5,329
People’s United Financial, Inc.	(19,118)	(275,336)	(4,934)
Range Resources Corp.	(32,879)	(1,466,024)	47,624
Rovi Corp.	(10,848)	(172,049)	2,387
VMware, Inc.	(9,728)	(590,057)	33,421

			(551,989)

Total of Short Equity Positions			(557,794)

Total of Long and Short Equity Positions and Rights			(863,306)

Net Cash and Other Receivables/ (Payables) (b)			1,295,788

Swaps, at Value			$432,482

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 08/19/2016	$861,352

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Home Retail Group plc	179,571	$400,058	$(32,327)
London Stock Exchange Group plc	19,449	659,701	1,146
Rexam plc	396,352	2,738,561	717,785
SABMiller plc	59,360	3,224,300	237,523

			924,127

Total of Long Equity Positions			924,127

Short Positions

Common Stocks
United Kingdom
J Sainsbury plc	(57,642)	(205,325)	25,759

Total of Long and Short Equity Positions			949,886

Net Cash and Other Receivables/ (Payables) (b)			(88,534)

Swaps, at Value			$861,352

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	25 months maturity 08/31/2016	$(66,097)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Axia NetMedia Corp.	147,630	$478,897	$(2,395)
Bankers Petroleum Ltd.	306,488	433,417	55,275
Canexus Corp.	1,128,519	1,121,396	(12,051)
InnVest Real Estate Investment Trust	134,720	719,089	7,718
Kaminak Gold Corp.	263,121	513,704	36,183
Manitoba Telecom Services, Inc.	100,909	2,932,270	30,290

			115,020

Total of Long Equity Positions			115,020

Short Positions

Common Stocks
Canada
BCE, Inc.	(36,191)	(1,688,576)	(24,121)
Fortis, Inc.	(54,922)	(1,743,917)	(112,536)
Goldcorp, Inc.	(28,670)	(519,305)	(29,263)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Superior Plus Corp.	(158,853)	$(1,293,054)	$(17,657)

			(183,577)

France
Endeavour Mining Corp.	(1)	(9)	(8)

Total of Short Equity Positions			(183,585)

Total of Long and Short Equity Positions			(68,565)

Net Cash and Other Receivables/ (Payables) (b)			2,468

Swaps, at Value			$(66,097)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-24 months maturity ranging from 08/12/2016-04/20/2017	$300,712

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	43,768	$4,015,165	$608,239

Germany
Wincor Nixdorf AG	39,608	2,052,575	73,114

Italy
Italcementi SpA	214,487	2,415,930	98,207

Spain
Fomento de Construcciones y Contratas SA	55,342	465,929	2,256

Total of Long Equity Positions			781,816

Short Positions

Common Stocks
Netherlands
Koninklijke Ahold NV	(222,468)	(4,444,881)	(467,785)

Total of Long and Short Equity Positions			314,031

Net Cash and Other Receivables/ (Payables) (b)			(13,319)

Swaps, at Value			$300,712

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 08/19/2016	$(57,749)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Asciano Ltd.	709,614	$4,758,017	$(49,879)

United States
Iron Mountain, Inc.	1	29	10

Total of Long Equity Positions			(49,869)

Short Positions

Common Stocks
Australia
Oil Search Ltd.	(24,216)	(117,310)	(4,970)

Total of Long and Short Equity Positions			(54,839)

Net Cash and Other Receivables/ (Payables) (b)			(2,910)

Swaps, at Value			$(57,749)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the SEK/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	13 months maturity 04/20/2017	$32,230

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	114,476	$2,042,674	$33,150

Net Cash and Other Receivables/ (Payables) (b)			(920)

Swaps, at Value			$32,230

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/15/2016	$(149,389)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The	following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	5,148	$2,128,583	$(152,530)

Net Cash and Other Receivables/ (Payables) (b)			3,141

Swaps, at Value			$(149,389)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/20/2017	$430,227

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Private Placements
United States
Penson Technologies LLC (3)	9,326,216	$9	$430,116

Net Cash and Other Receivables/ (Payables) (b)			111

Swaps, at Value			$430,227

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$531,052	$—	$531,052

BARC
Cash	—	1,843,472	1,843,472

CITG
Cash	—	2,201,054	2,201,054

CITI
Investment Companies	251,148	—	251,148

DTBK
Investment Companies	20,803,394	—	20,803,394

JPMC
Investment Companies	540,000	—	540,000

JPMS
Cash	—	745,360	745,360

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

LONG INVESTMENTS - 116.1%	SHARES	VALUE (Note 5)
COMMON STOCKS - 23.5%

Belgium - 0.6%
Ageas (a)	84,365	$2,932,466
bpost SA (a)	46,573	1,192,207
Colruyt SA (a)	16,318	903,005
Proximus SADP (a)	11,757	373,620

		5,401,298

Canada - 4.6%
Air Canada (1)†(a)	339,136	2,333,619
Alimentation Couche-Tard, Inc., Class B (1)(a)	41,065	1,763,448
Barrick Gold Corp. (1)(a)	150,780	3,218,787
Baytex Energy Corp. (1)(a)	195,992	1,137,768
Cameco Corp. (1)(a)	36,076	396,237
Canadian Natural Resources Ltd. (1)(a)	12,600	388,742
Canadian Tire Corp. Ltd., Class A (1)(a)	17,455	1,901,615
Canfor Corp. (1)†(a)	28,619	289,081
CCL Industries, Inc., Class B (1)(a)	4,023	700,129
CGI Group, Inc., Class A (1)†(a)	17,130	731,766
Constellation Software, Inc. (1)(a)	4,315	1,669,990
Dollarama, Inc. (1)(a)	25,027	1,747,309
Element Financial Corp. (1)(a)	83,646	886,993
Empire Co. Ltd., Class A (1)(a)	76,669	1,139,991
Encana Corp., Class R (1)(a)	84,905	660,471
Enerplus Corp. (1)(a)	162,721	1,071,834
First Quantum Minerals Ltd. (1)(a)	49,606	348,254
George Weston Ltd. (1)(a)	23,927	2,070,729
Goldcorp, Inc. (1)(a)	54,414	1,041,150
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	28,538	897,038
Intact Financial Corp. (1)(a)	5,407	386,247
Kinross Gold Corp. (1)†(a)	429,596	2,108,161
Linamar Corp. (1)(a)	50,362	1,793,923
Loblaw Cos. Ltd. (1)(a)	26,569	1,421,250
Lundin Mining Corp. (1)†	145,005	489,356
Magna International, Inc. (1)(a)	49,019	1,720,664
MEG Energy Corp. (1)†(a)	65,196	341,636
Metro, Inc. (1)(a)	59,648	2,078,065
Open Text Corp. (1)(a)	27,614	1,632,751
Ritchie Bros Auctioneers, Inc. (1)(a)	47,372	1,600,882
Seven Generations Energy Ltd., Class A (1)†(a)	18,549	354,053
Shaw Communications, Inc., Class B (1)(a)	28,055	538,538
SNC-Lavalin Group, Inc. (1)(a)	17,459	733,252
Teck Resources Ltd., Class B (1)(a)	39,620	521,643
Yamana Gold, Inc. (1)(a)	260,412	1,354,517

		41,469,889

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,162,100	1,450,138

Denmark - 1.2%
DSV A/S (a)	21,906	921,107
ISS A/S (a)	67,364	2,533,582
Pandora A/S (a)	13,393	1,824,119

	SHARES	VALUE (Note 5)

Denmark - 1.2% (continued)
TDC A/S	425,268	$2,084,013
Vestas Wind Systems A/S (a)	39,020	2,652,168
William Demant Holding A/S †(a)	28,690	558,474

		10,573,463

Finland - 1.1%
Amer Sports OYJ (a)	43,202	1,185,258
Cargotec OYJ, Class B	22,755	927,381
Elisa OYJ (a)	26,174	1,005,689
Huhtamaki OYJ (a)	6,101	253,190
Kesko OYJ, Class B (a)	49,555	2,104,431
Metso OYJ (a)	34,928	821,153
Neste OYJ (a)	80,627	2,891,198
Orion OYJ, Class B (a)	17,670	686,123

		9,874,423

Germany - 4.0%
adidas AG (a)	3,810	546,923
Allianz SE (a)	3,798	541,813
Aurubis AG (a)	34,296	1,559,534
Bayer AG (a)	3,641	365,683
Brenntag AG (a)	8,542	413,791
Covestro AG 144A (a)(b)	35,301	1,572,319
Deutsche Lufthansa AG (a)	118,380	1,391,855
E.ON SE (a)	102,840	1,038,151
Evonik Industries AG (a)	44,424	1,324,216
Fraport AG Frankfurt Airport Services Worldwide (a)	13,704	733,724
Freenet AG (a)	52,710	1,357,468
Hannover Rueck SE (a)	3,955	414,395
HeidelbergCement AG (a)	5,301	399,335
Hella KGaA Hueck & Co. (a)	18,853	605,113
HOCHTIEF AG (a)	37,191	4,801,759
KION Group AG (a)	30,457	1,476,189
Krones AG (a)	6,741	712,059
LANXESS AG (a)	7,792	341,858
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	10,513	1,762,978
OSRAM Licht AG (a)	120,118	6,240,955
Rheinmetall AG (a)	47,361	2,816,974
RHOEN-KLINIKUM AG (a)	8,859	259,315
Software AG (a)	53,224	1,809,729
STADA Arzneimittel AG †(a)	29,880	1,548,596
Symrise AG (a)	5,862	399,854
Talanx AG (a)	40,587	1,208,803

		35,643,389

Italy - 1.9%
A2A SpA	2,005,340	2,629,523
Atlantia SpA (a)	14,634	365,630
Autogrill SpA	13,433	108,601
Buzzi Unicem SpA	24,668	432,283
Davide Campari-Milano SpA (a)	17,176	170,018
Enel SpA	144,427	641,176
Eni SpA (a)	90,266	1,453,930
Hera SpA	481,307	1,313,668
Leonardo-Finmeccanica SpA †(a)	181,163	1,832,043
Mediobanca SpA (a)	106,401	613,061

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Italy - 1.9% (continued)
Moncler SpA	22,481	$354,916
Poste Italiane SpA 144A (b)	332,158	2,205,507
Prysmian SpA (a)	76,215	1,672,855
Recordati SpA	49,021	1,474,526
Snam SpA (a)	195,611	1,169,447
Unipol Gruppo Finanziario SpA	254,822	600,037
UnipolSai SpA	194,859	294,066

		17,331,287

Luxembourg - 0.1%
Millicom International Cellular SA SDR	9,726	596,586

Netherlands - 1.6%
ABN AMRO Group NV CVA 144A (b)	22,170	364,489
Akzo Nobel NV (a)	7,404	459,942
ASM International NV (a)	28,569	1,102,718
BOSKALIS WESTMINSTER (a)	20,234	690,437
Delta Lloyd NV	118,949	417,950
Fugro NV CVA †	63,725	1,121,930
Heineken NV (a)	15,496	1,421,321
Koninklijke Ahold NV (a)	94,570	2,088,349
Koninklijke Vopak NV (a)	15,433	768,247
NN Group NV (a)	141,043	3,882,692
Randstad Holding NV (a)	30,388	1,215,246
Wolters Kluwer NV (a)	27,264	1,103,953

		14,637,274

Norway - 0.1%
Telenor ASA (a)	31,904	528,107
Yara International ASA (a)	20,457	649,854

		1,177,961

Portugal - 0.2%
Galp Energia SGPS SA (a)	73,959	1,028,646
Jeronimo Martins SGPS SA (a)	47,895	755,388
NOS SGPS SA	23,799	144,024

		1,928,058

Singapore - 0.7%
ComfortDelGro Corp. Ltd.	336,900	691,868
DBS Group Holdings Ltd.	72,700	857,200
Genting Singapore plc	1,578,700	856,376
Global Logistic Properties Ltd.	379,500	512,344
SATS Ltd.	310,900	950,544
Singapore Airlines Ltd.	132,900	1,055,348
United Overseas Bank Ltd.	49,200	677,875
Wilmar International Ltd.	196,700	478,828

		6,080,383

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA (a)	70,324	1,928,930
Aena SA 144A (a)(b)	2,762	366,105
Almirall SA	79,075	1,188,906
Ebro Foods SA	48,747	1,122,063
Enagas SA (a)	59,270	1,810,715
Endesa SA (a)	122,163	2,451,261
Gamesa Corp. Tecnologica SA (a)	215,873	4,301,062

	SHARES	VALUE (Note 5)
Spain - 2.4% (continued)
Gas Natural SDG SA (a)	109,746	$2,181,490
Iberdrola SA (a)	281,951	1,923,348
Mapfre SA	150,180	329,820
Mediaset Espana Comunicacion SA (a)	72,237	815,456
Prosegur Cia de Seguridad SA	126,796	764,140
Repsol SA (a)	204,069	2,615,936

		21,799,232

Sweden - 2.0%
Axfood AB	28,389	545,277
BillerudKorsnas AB	162,236	2,420,966
Boliden AB (a)	67,707	1,323,272
Bonava AB, Class B †	83,401	1,005,461
Electrolux AB, Series B (a)	85,660	2,335,507
Holmen AB, Series B	7,810	250,520
Husqvarna AB, Class B	104,637	779,177
NCC AB, Class B	94,868	2,202,757
Nibe Industrier AB	134,868	1,121,528
Saab AB, Class B	25,513	795,616
Securitas AB, Class B (a)	35,730	551,593
Skanska AB, Class B (a)	16,921	354,308
Swedish Match AB (a)	63,476	2,215,191
Swedish Orphan Biovitrum AB †	28,543	350,408
Telefonaktiebolaget LM Ericsson, Class B (a)	101,676	781,131
Telia Co. AB	131,052	620,594

		17,653,306

Switzerland - 2.4%
Actelion Ltd. †(a)	18,675	3,144,825
Adecco Group AG (a)	30,399	1,533,267
Clariant AG †(a)	34,521	583,383
DKSH Holding AG (a)	4,112	269,368
Flughafen Zuerich AG (a)	13,540	2,396,187
Galenica AG (a)	1,098	1,480,192
GAM Holding AG †(a)	12,772	136,346
Georg Fischer AG (a)	1,925	1,538,861
Helvetia Holding AG (a)	382	198,735
Kuehne + Nagel International AG (a)	2,663	373,112
Lonza Group AG †(a)	4,173	693,184
Schindler Holding AG (a)	4,232	766,195
SGS SA (a)	240	549,780
Sika AG (a)	197	826,033
STMicroelectronics NV (a)	235,375	1,382,268
Straumann Holding AG (a)	1,881	742,071
Swiss Life Holding AG †(a)	6,373	1,472,787
Swiss Re AG (a)	21,812	1,905,069
Zurich Insurance Group AG †(a)	5,708	1,412,061

		21,403,724

United Kingdom - 0.3%
Dialog Semiconductor plc †(a)	33,061	990,621
Fiat Chrysler Automobiles NV (a)	160,223	986,246
Subsea 7 SA †(a)	53,024	521,199
Unilever NV CVA (a)	9,570	446,944

		2,945,010

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
United States - 0.1%
Thomson Reuters Corp. (1)(a)	12,456	$503,948

TOTAL COMMON STOCKS (cost $202,915,444)		210,469,369

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA (a) (cost $524,206)	4,466	545,792

RIGHTS - 0.0% (c)
Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA † (cost $49,888)	70,324	49,401

SHORT-TERM INVESTMENTS - 92.5%
Investment Companies - 68.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% (d)	975,491	975,491
Dreyfus Treasury Cash Management, Class I, 0.240% (d)	3,901,963	3,901,963
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)(e)	464,919,102	464,919,102
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% (d)(e)	134,954,600	134,954,600
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% (d)	4,877,454	4,877,454

Total Investment Companies (cost $609,628,610)		609,628,610

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 24.4%
U.S. Treasury Bill, 0.341%, 10/13/2016 (f)	$29,173	29,153,396
U.S. Treasury Bill, 0.351%, 10/20/2016 (f)	22,215	22,198,916
U.S. Treasury Bill, 0.370%, 07/21/2016 (f)	67,813	67,806,083
U.S. Treasury Bill, 0.371%, 11/17/2016 (f)	15,078	15,063,209
U.S. Treasury Bill, 0.381%, 11/10/2016 (f)	3,458	3,454,760
U.S. Treasury Bill, 0.384%, 10/06/2016 (f)	11,733	11,724,904
U.S. Treasury Bill, 0.401%, 12/22/2016 (f)	3,736	3,730,882
U.S. Treasury Bill, 0.401%, 10/27/2016 (f)	19,283	19,269,078
U.S. Treasury Bill, 0.409%, 08/18/2016 (f)	6,261	6,259,084

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 24.4% (continued)
U.S. Treasury Bill, 0.471%, 07/14/2016 (f)	$18,141	$18,140,384
U.S. Treasury Bill, 0.480%, 11/25/2016 (f)	9,857	9,846,591
U.S. Treasury Bill, 0.498%, 07/07/2016 (f)	10,219	10,218,898

Total U.S. Treasury Obligations (cost $216,803,122)		216,866,185

TOTAL SHORT-TERM INVESTMENTS (cost $826,431,732)		826,494,795

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,029,921,270)		1,037,559,357

SECURITIES SOLD SHORT - (19.6)%	SHARES
COMMON STOCKS - (19.3)%

Austria - (0.1)%
ams AG	(23,551)	(653,834)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(24,059)	(3,181,477)
Telenet Group Holding NV †	(18,167)	(830,711)
UCB SA	(11,112)	(834,371)
Umicore SA	(11,893)	(614,324)

		(5,460,883)

Canada - (4.6)%
AltaGas Ltd. (1)	(45,539)	(1,106,796)
Bank of Nova Scotia (The) (1)	(7,270)	(356,255)
BlackBerry Ltd. (1)†	(50,513)	(338,982)
Bombardier, Inc., Class B (1)†	(1,059,788)	(1,591,384)
Canadian National Railway Co. (1)	(14,875)	(878,373)
Canadian Pacific Railway Ltd. (1)	(4,365)	(561,965)
Canadian Utilities Ltd., Class A (1)	(103,842)	(3,008,480)
Cenovus Energy, Inc. (1)	(90,518)	(1,252,027)
DH Corp. (1)	(24,814)	(616,725)
Enbridge, Inc. (1)	(38,518)	(1,631,712)
Fairfax Financial Holdings Ltd. (1)	(752)	(405,019)
Finning International, Inc. (1)	(47,472)	(773,103)
Fortis, Inc. (1)	(26,879)	(908,554)
Franco-Nevada Corp. (1)	(9,094)	(691,509)
Gibson Energy, Inc. (1)	(38,103)	(442,094)
Gildan Activewear, Inc. (1)	(91,855)	(2,690,347)
Hudson’s Bay Co. (1)	(102,640)	(1,238,560)
IGM Financial, Inc. (1)	(5,278)	(143,680)
Imperial Oil Ltd. (1)	(44,146)	(1,396,872)
Inter Pipeline Ltd. (1)	(53,169)	(1,127,621)
Keyera Corp. (1)	(66,118)	(2,022,511)
Manulife Financial Corp. (1)	(77,070)	(1,054,086)
Methanex Corp. (1)	(80,131)	(2,331,456)
National Bank of Canada (1)	(10,559)	(361,161)
Pembina Pipeline Corp. (1)	(76,979)	(2,339,251)
Peyto Exploration & Development Corp. (1)	(14,150)	(379,830)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Canada - (4.6)% (continued)
Potash Corp. of Saskatchewan, Inc. (1)	(57,029)	$(926,978)
Power Financial Corp. (1)	(29,392)	(674,541)
PrairieSky Royalty Ltd. (1)	(41,471)	(787,081)
Precision Drilling Corp. (1)	(258,686)	(1,371,569)
Restaurant Brands International, Inc. (1)	(11,228)	(467,388)
Rogers Communications, Inc., Class B (1)	(9,704)	(392,832)
Royal Bank of Canada (1)	(7,344)	(433,949)
Silver Wheaton Corp. (1)	(33,020)	(777,227)
Tourmaline Oil Corp. (1)†	(14,536)	(382,654)
TransCanada Corp. (1)	(45,111)	(2,041,247)
Veresen, Inc. (1)	(121,733)	(1,031,755)
Vermilion Energy, Inc. (1)	(16,250)	(517,454)
West Fraser Timber Co. Ltd. (1)	(16,961)	(495,853)
Whitecap Resources, Inc. (1)	(52,332)	(400,201)
WSP Global, Inc. (1)	(23,608)	(722,155)

		(41,071,237)

Denmark - (0.6)%
AP Moeller - Maersk A/S, Class B	(577)	(753,651)
Coloplast A/S, Class B	(5,210)	(389,993)
Danske Bank A/S	(22,219)	(584,812)
Jyske Bank A/S	(9,354)	(355,098)
Novozymes A/S, Class B	(38,164)	(1,832,669)
Tryg A/S	(85,073)	(1,523,190)

		(5,439,413)

Finland - (0.5)%
Fortum OYJ	(52,193)	(838,556)
Nokia OYJ	(562,682)	(3,204,722)
Wartsila OYJ Abp	(17,369)	(708,678)

		(4,751,956)

Germany - (2.5)%
Axel Springer SE	(12,947)	(679,765)
BASF SE	(5,633)	(431,932)
Bayerische Motoren Werke AG	(23,168)	(1,686,054)
Beiersdorf AG	(7,328)	(693,775)
Bilfinger SE †	(27,077)	(793,647)
Commerzbank AG	(52,926)	(344,673)
Continental AG	(4,171)	(789,265)
Daimler AG	(28,286)	(1,692,587)
Deutsche Bank AG †	(57,160)	(790,130)
Deutsche Post AG	(34,829)	(981,220)
Deutsche Telekom AG	(56,836)	(969,183)
Duerr AG	(8,657)	(657,341)
Fresenius Medical Care AG & Co. KGaA	(7,847)	(683,524)
GEA Group AG	(7,818)	(369,020)
HUGO BOSS AG	(12,719)	(723,101)
Merck KGaA	(19,323)	(1,964,048)
METRO AG	(14,170)	(435,814)
Rocket Internet SE 144A †(b)	(5,260)	(102,701)
RWE AG †	(325,735)	(5,187,396)
SAP SE	(10,906)	(819,097)
Telefonica Deutschland Holding AG	(198,052)	(815,794)

	SHARES	VALUE (Note 5)
Germany - (2.5)% (continued)
Zalando SE 144A †(b)	(38,849)	$(1,028,194)

		(22,638,261)

Italy - (0.8)%
Azimut Holding SpA	(32,164)	(524,783)
Banca Generali SpA	(26,385)	(528,847)
Intesa Sanpaolo SpA	(160,689)	(306,066)
Luxottica Group SpA	(36,123)	(1,760,550)
Mediaset SpA	(137,637)	(481,324)
Saipem SpA †	(1,799,966)	(719,680)
Salvatore Ferragamo SpA	(45,343)	(924,266)
Telecom Italia SpA †	(1,244,720)	(1,022,300)
Unione di Banche Italiane SpA	(354,431)	(978,780)

		(7,246,596)

Luxembourg - (0.3)%
ArcelorMittal †	(90,146)	(410,994)
Tenaris SA	(136,466)	(1,972,359)

		(2,383,353)

Netherlands - (1.2)%
Aegon NV	(128,551)	(509,361)
Altice NV, Class A †	(78,263)	(1,168,579)
ASML Holding NV	(12,360)	(1,216,696)
Gemalto NV	(26,436)	(1,601,597)
Koninklijke KPN NV	(681,445)	(2,428,970)
Koninklijke Philips NV	(51)	(1,267)
QIAGEN NV †	(33,313)	(725,966)
SBM Offshore NV	(241,465)	(2,798,361)

		(10,450,797)

Norway - (0.5)%
DNB ASA	(177,814)	(2,128,397)
Gjensidige Forsikring ASA	(44,553)	(742,292)
Schibsted ASA, Class A	(62,008)	(1,858,743)

		(4,729,432)

Portugal - (0.1)%
EDP - Energias de Portugal SA	(351,265)	(1,075,423)
Sonae SGPS SA	(138,732)	(108,980)

		(1,184,403)

Singapore - (1.5)%
CapitaLand Ltd.	(515,300)	(1,183,118)
Golden Agri-Resources Ltd.	(430,800)	(112,719)
Hutchison Port Holdings Trust (1)	(910,700)	(392,512)
Jardine Cycle & Carriage Ltd.	(30,800)	(842,561)
Keppel Corp. Ltd.	(1,061,300)	(4,378,189)
Oversea-Chinese Banking Corp. Ltd.	(66,890)	(434,921)
Singapore Post Ltd.	(2,093,100)	(2,293,614)
Singapore Press Holdings Ltd.	(194,900)	(574,328)
Singapore Telecommunications Ltd.	(863,100)	(2,665,787)
StarHub Ltd.	(7,900)	(22,291)
UOL Group Ltd.	(183,700)	(748,809)

		(13,648,849)

Spain - (1.8)%
Amadeus IT Holding SA, Class A	(40,375)	(1,778,872)
Atresmedia Corp. de Medios de Comunicacion SA	(59,682)	(583,356)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Spain - (1.8)% (continued)
Banco de Sabadell SA	(461,263)	$(610,830)
Bankinter SA	(153,691)	(992,096)
CaixaBank SA	(528,088)	(1,163,891)
Cellnex Telecom SAU 144A (b)	(140,751)	(2,208,744)
Distribuidora Internacional de Alimentacion SA	(379,279)	(2,213,811)
Grifols SA	(33,783)	(767,427)
Industria de Diseno Textil SA	(59,517)	(1,999,412)
Obrascon Huarte Lain SA †	(87,511)	(308,276)
Red Electrica Corp. SA	(10,923)	(976,011)
Telefonica SA	(194,371)	(1,845,322)
Zardoya Otis SA	(89,440)	(844,610)

		(16,292,658)

Sweden - (1.6)%
Assa Abloy AB, Class B	(143,737)	(2,957,077)
Getinge AB, Class B	(9,039)	(186,619)
Hennes & Mauritz AB, Class B	(104,167)	(3,064,679)
Hexagon AB, Class B	(30,050)	(1,099,709)
Modern Times Group MTG AB, Class B	(17,459)	(464,085)
Nordea Bank AB	(44,106)	(374,180)
Sandvik AB	(50,916)	(509,767)
Skandinaviska Enskilda Banken AB, Class A	(106,987)	(934,604)
Svenska Cellulosa AB SCA, Class B	(18,976)	(609,712)
Svenska Handelsbanken AB, Class A	(168,694)	(2,048,032)
Swedbank AB, Class A	(32,578)	(684,237)
Tele2 AB, Class B	(137,252)	(1,204,982)

		(14,137,683)

Switzerland - (2.0)%
Aryzta AG †	(21,319)	(787,862)
Barry Callebaut AG †	(469)	(577,456)
Chocoladefabriken Lindt & Spruengli AG	(93)	(554,663)
Cie Financiere Richemont SA	(55,922)	(3,273,378)
Credit Suisse Group AG †	(86,131)	(917,504)
Dufry AG †	(22,050)	(2,637,248)
EMS-Chemie Holding AG	(742)	(383,100)
Geberit AG	(1,057)	(400,352)
Julius Baer Group Ltd. †	(53,086)	(2,136,622)
LafargeHolcim Ltd. †	(38,641)	(1,616,644)
Novartis AG	(11,796)	(973,625)
OC Oerlikon Corp. AG †	(42,596)	(373,991)
Swatch Group AG (The)	(2,480)	(721,685)
Swisscom AG	(4,650)	(2,310,147)

		(17,664,277)

United Kingdom - (0.5)%
CNH Industrial NV	(429,978)	(3,118,912)
RELX NV	(64,273)	(1,111,964)

		(4,230,876)

United States - (0.1)%
Valeant Pharmaceuticals International, Inc. (1)†	(21,859)	(440,750)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $176,236,420)		(172,425,258)

PREFERRED STOCKS - (0.3)%	SHARES	VALUE (Note 5)
Germany - (0.3)%
Schaeffler AG	(19,553)	$(258,266)
Volkswagen AG	(22,901)	(2,773,777)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $3,503,986)		(3,032,043)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $179,740,406)		(175,457,301)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 96.5% (cost $850,180,864)		862,102,056

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5% (g)		31,555,386

NET ASSETS - 100.0%		$893,657,442

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(15,467,048)	(1.7)%
Consumer Staples	11,993,821	1.3
Energy	(8,969,250)	(1.0)
Financials	(63,193)	0.0 (c)
Health Care	5,525,979	0.6
Industrials	37,719,874	4.2
Information Technology	(1,331,960)	(0.2)
Materials	12,354,952	1.4
Telecommunication Services	(9,320,274)	(1.0)
Utilities	3,164,360	0.4
Investment companies	609,628,610	68.1
U.S. Treasury Obligations	216,866,185	24.4

Total Investments In Securities, At Value	862,102,056	96.5
Other Assets in Excess of Liabilities (g)	31,555,386	3.5

Net Assets	$893,657,442	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $171,035,437. In addition, $19,813,781 of cash collateral was pledged.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	490,283	$376,239	$379,550	$3,311
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	735,423	564,358	569,324	4,966
Swiss Franc, Expiring 09/21/16	CITI	CHF	74,800	76,334	76,952	618
Swiss Franc, Expiring 09/21/16	JPMC	CHF	97,200	98,852	99,998	1,146
Danish Krone, Expiring 09/21/16	CITI	DKK	5,829,000	891,294	872,343	(18,951)
Euro, Expiring 09/21/16	CITI	EUR	3,553,000	3,938,876	3,954,478	15,602
Norwegian Krone, Expiring 09/21/16	CITI	NOK	8,873,800	1,066,377	1,060,188	(6,189)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	13,273,200	1,595,014	1,585,801	(9,213)
Swedish Krona, Expiring 09/21/16	CITI	SEK	1,445,000	177,361	171,387	(5,974)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	3,420,400	2,482,439	2,536,961	54,522
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	5,130,600	3,723,661	3,805,443	81,782

				$14,990,805	$15,112,425	$121,620

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(2,132,000)	$(1,676,013)	$(1,650,478)	$25,535
Swiss Franc, Expiring 09/21/16	CITI	CHF	(48,000)	(50,042)	(49,381)	661
Danish Krone, Expiring 09/21/16	CITI	DKK	(13,687,600)	(2,066,139)	(2,048,427)	17,712
Danish Krone, Expiring 09/21/16	JPMC	DKK	(20,480,400)	(3,091,436)	(3,065,008)	26,428
Euro, Expiring 09/21/16	CITI	EUR	(15,494,800)	(17,398,865)	(17,245,666)	153,199
Euro, Expiring 09/21/16	JPMC	EUR	(15,880,200)	(17,810,604)	(17,674,615)	135,989

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(160,000)	$ (20,627)	$ (20,643)	$ (16)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(240,000)	(30,940)	(30,965)	(25)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(563,000)	(69,088)	(67,264)	1,824
Swedish Krona, Expiring 09/21/16	CITI	SEK	(11,291,400)	(1,364,251)	(1,339,242)	25,009
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(16,872,600)	(2,038,554)	(2,001,212)	37,342
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(473,000)	(349,110)	(350,831)	(1,721)

				(45,965,669)	(45,543,732)	421,937

				$(30,974,864)	$(30,431,307)	$543,557

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	5-25 months maturity 10/14/2016	$(761,064)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	47,400	$1,151,573	$(34,784)
Alfresa Holdings Corp.	48,600	1,091,512	(76,156)
Amada Holdings Co. Ltd.	161,400	1,810,016	(171,461)
Astellas Pharma, Inc.	129,500	1,874,011	156,853
Bandai Namco Holdings, Inc.	139,200	3,701,965	(109,698)
Bridgestone Corp.	29,500	1,040,994	(92,954)
Central Japan Railway Co.	5,400	1,005,936	(45,473)
Chiyoda Corp.	149,000	1,060,876	(75,523)
Chubu Electric Power Co., Inc.	322,100	4,552,808	31,005
Chugoku Bank Ltd. (The)	16,300	192,011	(25,697)
Citizen Holdings Co. Ltd.	96,900	544,111	(72,477)
Dai Nippon Printing Co. Ltd.	37,000	393,874	18,489
Daicel Corp.	45,900	577,683	(102,064)
Daido Steel Co. Ltd.	48,000	180,247	(15,842)
Dai-ichi Life Insurance Co. Ltd. (The)	182,500	2,361,654	(318,677)
Daiichi Sankyo Co. Ltd.	45,900	1,108,939	6,207
DeNA Co. Ltd.	17,800	391,976	24,428
Dentsu, Inc.	10,400	546,055	(58,546)
Disco Corp.	3,800	393,881	(50,210)
Ezaki Glico Co. Ltd.	8,100	478,751	(4,903)
FamilyMart Co. Ltd.	7,600	447,173	15,981
Fuji Heavy Industries Ltd.	86,500	3,307,402	(334,104)
FUJIFILM Holdings Corp.	27,400	1,131,008	(67,877)
Gunma Bank Ltd. (The)	92,000	386,548	(52,452)
Hachijuni Bank Ltd. (The)	32,000	149,685	(10,317)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hakuhodo DY Holdings, Inc.	99,600	$1,330,465	$(136,678)
Haseko Corp.	244,700	2,730,662	(267,070)
Hikari Tsushin, Inc.	1,900	163,945	(4,776)
Hiroshima Bank Ltd. (The)	45,000	168,607	(18,245)
Hisamitsu Pharmaceutical Co., Inc.	19,400	1,139,790	(21,158)
Hitachi Capital Corp.	11,600	277,449	(47,224)
Hitachi Chemical Co. Ltd.	106,400	2,107,886	(120,717)
Hitachi High-Technologies Corp.	39,600	1,192,378	(108,614)
Hitachi Metals Ltd.	63,000	735,609	(95,581)
Hokuhoku Financial Group, Inc.	132,000	168,344	(18,005)
Hoya Corp.	90,900	3,284,978	(38,394)
Idemitsu Kosan Co. Ltd.	103,900	2,267,153	(11,474)
Inpex Corp.	325,100	2,670,321	(127,844)
Isuzu Motors Ltd.	71,400	894,586	(15,153)
ITOCHU Corp.	79,400	1,012,702	(41,385)
Itochu Techno-Solutions Corp.	118,800	2,846,947	(287,609)
Iyo Bank Ltd. (The)	25,300	169,074	(14,120)
Japan Airlines Co. Ltd.	81,900	2,844,735	(209,797)
Japan Petroleum Exploration Co. Ltd.	106,600	2,371,238	(222,497)
JSR Corp.	38,400	580,462	(71,926)
JTEKT Corp.	101,900	1,370,510	(215,527)
JX Holdings, Inc.	786,700	3,250,588	(179,846)
Kajima Corp.	58,000	391,389	11,522
Kaken Pharmaceutical Co. Ltd.	25,900	1,583,309	114,748
Kamigumi Co. Ltd.	84,000	816,253	(39,857)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kaneka Corp.	263,000	$2,090,537	$(335,733)
Kewpie Corp.	14,200	417,612	35,323
Kobayashi Pharmaceutical Co. Ltd.	7,600	334,189	3,303
Konami Holdings Corp.	51,200	1,989,906	(36,634)
Konica Minolta, Inc.	208,500	1,781,378	(262,547)
Kose Corp.	6,300	569,705	(35,844)
Kuraray Co. Ltd.	35,700	490,120	(64,167)
Kyocera Corp.	7,700	395,578	(29,190)
LIXIL Group Corp.	62,700	1,147,414	(117,763)
Mazda Motor Corp.	142,200	2,467,829	(586,056)
Medipal Holdings Corp.	105,400	1,884,375	(151,511)
MEIJI Holdings Co. Ltd.	10,400	1,048,665	19,990
Miraca Holdings, Inc.	11,200	498,947	(13,225)
Mitsubishi Chemical Holdings Corp.	213,800	1,100,478	(120,421)
Mitsubishi Electric Corp.	129,000	1,615,287	(75,239)
Mitsubishi Gas Chemical Co., Inc.	81,000	462,801	(40,231)
Mitsubishi Motors Corp.	333,100	1,828,141	(290,440)
Mitsubishi Tanabe Pharma Corp.	131,200	2,326,755	43,791
Mitsui Chemicals, Inc.	542,000	2,107,054	(115,332)
Mixi, Inc.	60,900	2,603,165	(85,233)
MS&AD Insurance Group Holdings, Inc.	52,600	1,519,825	(156,952)
Nankai Electric Railway Co. Ltd.	22,000	129,094	(5,041)
Nexon Co. Ltd.	135,200	2,305,590	(304,624)
NH Foods Ltd.	16,000	380,221	11,683
NHK Spring Co. Ltd.	225,600	1,974,849	(143,907)
Nikon Corp.	70,800	1,039,319	(80,701)
Nippon Electric Glass Co. Ltd.	82,000	399,278	(56,970)
Nippon Express Co. Ltd.	345,000	1,517,203	59,349
Nippon Shokubai Co. Ltd.	29,400	1,832,173	(141,193)
Nippon Telegraph & Telephone Corp.	97,500	4,480,138	92,116
Nippon Yusen KK	504,000	990,834	(104,179)
Nissan Chemical Industries Ltd.	14,200	425,509	(11,191)
Nisshin Seifun Group, Inc.	57,200	994,341	(74,858)
Nitori Holdings Co. Ltd.	4,000	435,495	49,642
Nitto Denko Corp.	10,200	689,044	(42,015)
Nomura Research Institute Ltd.	19,040	744,784	(46,487)
NSK Ltd.	73,600	654,587	(115,840)
NTN Corp.	231,000	769,466	(146,145)
NTT Data Corp.	20,600	1,081,655	(108,750)
Obayashi Corp.	82,100	873,866	245
Obic Co. Ltd.	3,200	184,116	(7,968)
Olympus Corp.	9,200	392,151	(48,608)
Oracle Corp. Japan	18,900	1,109,822	(102,016)
Osaka Gas Co. Ltd.	316,000	1,238,075	(23,216)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Otsuka Corp.	36,400	$1,770,314	$(68,201)
Otsuka Holdings Co. Ltd.	47,500	2,132,593	56,344
Panasonic Corp.	275,700	2,527,019	(155,023)
Pola Orbis Holdings, Inc.	29,300	2,685,017	72,411
Recruit Holdings Co. Ltd.	29,100	1,057,380	5,763
Rohm Co. Ltd.	27,800	1,226,594	(129,325)
Sankyo Co. Ltd.	56,100	2,226,189	(122,830)
Santen Pharmaceutical Co. Ltd.	79,500	1,273,621	(24,105)
Seiko Epson Corp.	24,000	435,098	(50,339)
Sekisui Chemical Co. Ltd.	93,200	1,284,529	(136,231)
Shimadzu Corp.	55,000	856,101	(29,271)
Shimamura Co. Ltd.	8,500	1,145,965	118,722
Shionogi & Co. Ltd.	22,200	1,272,580	(58,993)
SMC Corp.	1,600	417,499	(23,857)
Sojitz Corp.	2,153,700	5,259,187	(155,924)
Sompo Japan Nipponkoa Holdings, Inc.	22,800	634,613	(27,855)
Sugi Holdings Co. Ltd.	15,700	894,266	(18,866)
Sumitomo Chemical Co. Ltd.	404,000	1,887,994	(221,065)
Sumitomo Corp.	171,100	1,750,948	(26,277)
Sumitomo Electric Industries Ltd.	26,000	389,718	(45,597)
Sumitomo Rubber Industries Ltd.	27,300	413,700	(48,210)
Sundrug Co. Ltd.	12,800	1,157,222	44,634
Suzuken Co. Ltd.	77,600	2,722,308	(279,750)
Suzuki Motor Corp.	67,600	1,809,769	20,699
Sysmex Corp.	10,100	774,872	(79,401)
T&D Holdings, Inc.	224,300	2,210,295	(305,533)
Taiheiyo Cement Corp.	714,000	1,891,784	(200,627)
Takashimaya Co. Ltd.	54,000	393,192	(6,414)
TDK Corp.	7,500	440,286	(20,463)
Teijin Ltd.	329,000	1,197,571	(107,414)
Toho Gas Co. Ltd.	179,000	1,405,987	58,720
Tohoku Electric Power Co., Inc.	76,100	1,013,778	(53,356)
Tokio Marine Holdings, Inc.	29,700	1,036,182	(47,437)
Tokyo Broadcasting System Holdings, Inc.	31,000	455,724	(36,416)
Tokyo Electric Power Co. Holdings, Inc.	640,000	2,998,426	(288,001)
Tokyo Electron Ltd.	6,900	531,716	51,394
Tokyo Gas Co. Ltd.	544,000	2,302,700	(56,654)
Toppan Printing Co. Ltd.	232,000	2,182,359	(187,454)
Tosoh Corp.	341,000	1,773,287	(200,381)
Toyo Suisan Kaisha Ltd.	44,500	1,871,135	(66,079)
Toyoda Gosei Co. Ltd.	36,100	710,408	(67,491)
Toyota Boshoku Corp.	111,900	2,413,328	(77,425)
Toyota Tsusho Corp.	40,400	922,557	(52,771)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
West Japan Railway Co.	23,700	$1,590,659	$(88,711)
Yamaguchi Financial Group, Inc.	17,000	172,910	(12,153)
Yamazaki Baking Co. Ltd.	26,000	686,721	39,138
Yokogawa Electric Corp.	34,100	385,383	(834)

			(10,527,173)

Total of Long Equity Positions			(10,527,173)

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(6,000)	(391,722)	(10,949)
Advantest Corp.	(99,400)	(1,131,637)	22,727
Aeon Co. Ltd.	(233,500)	(3,745,689)	120,236
AEON Financial Service Co. Ltd.	(59,100)	(1,354,936)	75,247
Aisin Seiki Co. Ltd.	(29,100)	(1,272,756)	87,417
Alps Electric Co. Ltd.	(65,900)	(1,443,917)	191,929
ANA Holdings, Inc.	(400,000)	(1,194,995)	55,152
Aozora Bank Ltd.	(150,000)	(524,907)	4,559
Asahi Glass Co. Ltd.	(140,000)	(851,537)	91,772
Asics Corp.	(124,200)	(2,890,189)	791,841
Bank of Kyoto Ltd. (The)	(112,000)	(747,164)	60,190
Brother Industries Ltd.	(41,200)	(482,242)	40,318
Calbee, Inc.	(30,900)	(1,214,037)	(78,694)
Canon, Inc.	(54,300)	(1,636,513)	86,237
Century Tokyo Leasing Corp.	(18,500)	(644,721)	46,001
Chugai Pharmaceutical Co. Ltd.	(38,400)	(1,408,706)	40,198
Chugoku Electric Power Co., Inc. (The)	(243,700)	(3,204,161)	105,966
Credit Saison Co. Ltd.	(109,000)	(2,129,857)	298,822
Daikin Industries Ltd.	(14,000)	(1,206,811)	30,184
Daiwa Securities Group, Inc.	(187,000)	(1,096,783)	111,598
Denso Corp.	(84,300)	(3,281,512)	315,388
Don Quijote Holdings Co. Ltd.	(35,600)	(1,305,296)	(17,697)
Eisai Co. Ltd.	(6,400)	(391,874)	34,523
Electric Power Development Co. Ltd.	(53,000)	(1,401,025)	166,216
FANUC Corp.	(13,800)	(2,182,907)	(61,984)
Fast Retailing Co. Ltd.	(13,100)	(3,818,013)	300,919
Fuji Electric Co. Ltd.	(92,000)	(389,060)	6,015
Hamamatsu Photonics KK	(111,400)	(3,129,004)	3,218
Hankyu Hanshin Holdings, Inc.	(75,000)	(553,236)	(6,004)
Hirose Electric Co. Ltd.	(3,100)	(397,213)	16,019

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	(25,600)	$(403,938)	$30,279
Hitachi Ltd.	(130,000)	(620,238)	75,556
Hokkaido Electric Power Co., Inc.	(2,700)	(24,025)	2,092
Hokuriku Electric Power Co.	(58,300)	(751,938)	29,533
Honda Motor Co. Ltd.	(27,000)	(760,214)	82,912
IHI Corp.	(1,021,000)	(2,671,312)	(80,786)
Isetan Mitsukoshi Holdings Ltd.	(117,600)	(1,172,172)	125,438
Izumi Co. Ltd.	(6,000)	(242,016)	8,277
J Front Retailing Co. Ltd.	(40,400)	(479,601)	60,720
Japan Display, Inc.	(308,900)	(615,546)	113,023
Japan Post Bank Co. Ltd.	(32,200)	(399,048)	20,420
Japan Tobacco, Inc.	(53,700)	(2,327,308)	163,080
JFE Holdings, Inc.	(99,500)	(1,414,686)	116,688
Kakaku.com, Inc.	(22,600)	(457,094)	8,039
Kansai Electric Power Co., Inc. (The)	(38,500)	(388,714)	13,753
Kansai Paint Co. Ltd.	(47,100)	(946,897)	(4,037)
Keihan Holdings Co. Ltd.	(87,000)	(621,016)	18,162
Keikyu Corp.	(209,000)	(2,072,460)	(30,726)
Keio Corp.	(136,000)	(1,243,770)	(39,099)
Keisei Electric Railway Co. Ltd.	(60,000)	(847,135)	73,748
Keyence Corp.	(2,100)	(1,393,975)	(38,915)
Kikkoman Corp.	(36,000)	(1,357,839)	29,439
Kintetsu Group Holdings Co. Ltd.	(170,000)	(717,042)	(10,463)
Kirin Holdings Co. Ltd.	(118,900)	(2,097,799)	92,412
Kobe Steel Ltd.	(2,341,000)	(2,200,615)	276,606
Kubota Corp.	(57,900)	(874,685)	91,569
Kyowa Hakko Kirin Co. Ltd.	(20,500)	(388,579)	38,936
Kyushu Electric Power Co., Inc.	(290,500)	(3,039,125)	125,582
Kyushu Financial Group, Inc.	(31,500)	(165,273)	9,139
M3, Inc.	(12,000)	(393,359)	(25,441)
Mabuchi Motor Co. Ltd.	(13,600)	(666,547)	90,522
Makita Corp.	(16,700)	(1,116,192)	7,361
Marubeni Corp.	(89,400)	(433,003)	29,117
Marui Group Co. Ltd.	(274,900)	(4,248,056)	547,381
Maruichi Steel Tube Ltd.	(20,000)	(729,786)	30,782
Minebea Co. Ltd.	(87,000)	(696,127)	105,057
MISUMI Group, Inc.	(123,400)	(2,083,140)	(144,812)
Mitsubishi Heavy Industries Ltd.	(245,000)	(1,009,948)	24,749
Mitsubishi Logistics Corp.	(221,000)	(3,118,671)	26,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	(75,200)	$(382,068)	$44,957
Mitsui OSK Lines Ltd.	(1,458,000)	(3,376,345)	275,901
Murata Manufacturing Co. Ltd.	(8,400)	(1,029,612)	87,849
Nagoya Railroad Co. Ltd.	(263,000)	(1,431,953)	(49,902)
NGK Insulators Ltd.	(37,000)	(842,182)	94,144
NGK Spark Plug Co. Ltd.	(152,700)	(2,938,767)	633,794
Nidec Corp.	(57,200)	(4,511,892)	157,656
Nippon Paint Holdings Co. Ltd.	(80,500)	(2,367,759)	377,655
Nippon Steel & Sumitomo Metal Corp.	(56,000)	(1,151,198)	67,058
Nissan Motor Co. Ltd.	(122,700)	(1,265,818)	170,804
Nomura Holdings, Inc.	(530,500)	(2,272,860)	386,105
Odakyu Electric Railway Co. Ltd.	(292,000)	(3,331,169)	(92,806)
Oji Holdings Corp.	(103,000)	(432,616)	37,198
Omron Corp.	(25,500)	(821,303)	(11,037)
Ono Pharmaceutical Co. Ltd.	(20,600)	(956,429)	59,071
Oriental Land Co. Ltd.	(39,300)	(2,721,583)	176,932
ORIX Corp.	(77,600)	(1,103,466)	99,285
Park24 Co. Ltd.	(51,700)	(1,724,457)	(52,183)
Pigeon Corp.	(143,200)	(4,143,453)	(137,434)
Rakuten, Inc.	(242,900)	(2,734,495)	98,219
Ricoh Co. Ltd.	(208,400)	(1,862,189)	55,676
Rinnai Corp.	(9,000)	(821,481)	26,214
Ryohin Keikaku Co. Ltd.	(2,500)	(633,073)	23,829
Sega Sammy Holdings, Inc.	(63,200)	(796,608)	115,938
Seibu Holdings, Inc.	(8,300)	(155,843)	15,263
Sekisui House Ltd.	(71,100)	(1,306,014)	60,905
Seven & i Holdings Co. Ltd.	(25,900)	(1,174,187)	88,249
Seven Bank Ltd.	(180,400)	(660,575)	100,629
Shikoku Electric Power Co., Inc.	(163,700)	(1,987,740)	48,650
Shimano, Inc.	(14,200)	(2,290,620)	119,475
Shimizu Corp.	(62,000)	(580,772)	(107)
Shinsei Bank Ltd.	(816,000)	(1,276,290)	87,392
Shiseido Co. Ltd.	(55,200)	(1,507,669)	69,280
SoftBank Group Corp.	(56,300)	(3,321,827)	137,945
Sohgo Security Services Co. Ltd.	(22,900)	(1,159,826)	27,763
Sony Corp.	(80,100)	(2,391,906)	32,001
Sony Financial Holdings, Inc.	(51,200)	(661,267)	82,355
Stanley Electric Co. Ltd.	(69,100)	(1,573,624)	97,904
Sumco Corp.	(320,600)	(2,262,983)	209,132
Sumitomo Metal Mining Co. Ltd.	(65,000)	(724,123)	62,918
Sumitomo Mitsui Trust Holdings, Inc.	(185,000)	(649,479)	47,524

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Suntory Beverage & Food Ltd.	(7,900)	$(395,670)	$38,186
Suruga Bank Ltd.	(29,100)	(688,937)	31,302
Taisho Pharmaceutical Holdings Co. Ltd.	(5,200)	(527,141)	(20,054)
Taiyo Nippon Sanso Corp.	(127,000)	(1,182,630)	15,375
Takeda Pharmaceutical Co. Ltd.	(31,000)	(1,374,543)	37,570
THK Co. Ltd.	(53,000)	(1,022,554)	119,200
Tobu Railway Co. Ltd.	(181,000)	(965,817)	(27,606)
Tokyu Corp.	(90,000)	(807,434)	17,261
Toray Industries, Inc.	(44,000)	(400,743)	25,296
TOTO Ltd.	(11,900)	(482,333)	6,819
Toyo Seikan Group Holdings Ltd.	(88,300)	(1,915,490)	228,249
Toyota Industries Corp.	(58,100)	(2,554,592)	244,542
Toyota Motor Corp.	(20,400)	(1,121,226)	115,536
Tsuruha Holdings, Inc.	(9,600)	(1,079,076)	(83,375)
Unicharm Corp.	(177,300)	(3,631,892)	(351,609)
Yahoo Japan Corp.	(136,900)	(693,611)	86,547
Yakult Honsha Co. Ltd.	(55,800)	(2,818,552)	(81,551)
Yamaha Corp.	(17,100)	(520,560)	59,657
Yamaha Motor Co. Ltd.	(112,100)	(1,915,343)	205,290
Yamato Holdings Co. Ltd.	(201,000)	(4,383,525)	(231,635)
Yaskawa Electric Corp.	(169,800)	(2,163,710)	(53,271)
Yokohama Rubber Co. Ltd. (The)	(39,900)	(610,994)	110,567

			9,444,764

Total of Short Equity Positions			9,444,764

Total of Long and Short Equity Positions			(1,082,409)

Net Cash and Other Receivables/ (Payables) (b)			321,345

Swaps, at Value			$(761,064)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	4-12 months maturity 10/13/2016	$9,674,270

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Domtar Corp.	37,158	$1,422,886	$(121,985)

Ireland
Accenture plc	14,616	1,748,074	(92,227)
Endo International plc	29,277	524,225	(67,797)
XL Group plc	32,679	1,102,589	(14,052)

			(174,076)

Singapore
Flextronics International Ltd.	114,617	1,457,928	(105,448)

Switzerland
Allied World Assurance Co. Holdings AG	32,778	1,216,064	(64,245)
Chubb Ltd.	3,002	380,371	12,021
TE Connectivity Ltd.	21,871	1,332,819	(83,766)
Transocean Ltd.	144,822	1,617,662	104,272

			(31,718)

United Kingdom
Ensco plc	74,749	820,961	(95,148)
Michael Kors Holdings Ltd.	43,801	2,172,092	(4,818)
Noble Corp plc	76,169	690,017	(62,384)

			(162,350)

United States
3M Co.	21,137	3,596,209	105,303
Aaron’s, Inc.	22,799	565,187	(66,117)
Abbott Laboratories	55,216	2,162,811	7,730
Abercrombie & Fitch Co.	88,756	1,684,111	(103,366)
Adobe Systems, Inc.	5,584	553,486	(18,595)
AES Corp.	45,975	524,152	49,616
Aetna, Inc.	12,845	1,570,815	(2,055)
Aflac, Inc.	42,461	2,944,670	119,315
AGCO Corp.	9,090	499,859	(71,447)
Agilent Technologies, Inc.	47,553	2,181,275	(71,824)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Akamai Technologies, Inc.	51,034	$2,784,987	$69,345
Alaska Air Group, Inc.	14,915	972,607	(103,212)
Alleghany Corp.	1,342	726,022	11,514
Allscripts Healthcare Solutions, Inc.	90,343	1,196,874	(49,518)
Allstate Corp. (The)	39,168	2,648,540	91,261
Alphabet, Inc.	3,469	2,532,578	(92,033)
Altria Group, Inc.	71,842	4,691,679	262,545
Amazon.com, Inc.	3,498	2,542,102	(38,863)
Amdocs Ltd.	56,749	3,265,641	9,911
Ameren Corp.	108,273	5,377,435	423,832
American Eagle Outfitters, Inc.	84,297	1,326,835	16,016
American Electric Power Co., Inc.	47,634	3,129,554	209,113
American Financial Group, Inc.	25,687	1,863,722	35,318
American International Group, Inc.	56,611	3,243,244	(249,088)
American Water Works Co., Inc.	35,503	2,692,192	308,166
Ameriprise Financial, Inc.	13,677	1,392,694	(163,816)
AmerisourceBergen Corp.	35,637	2,717,685	109,042
Amgen, Inc.	12,772	2,045,947	(102,687)
Analog Devices, Inc.	17,925	1,023,338	(8,066)
Anthem, Inc.	22,455	2,973,940	(24,701)
AO Smith Corp.	49,715	4,118,888	261,501
Applied Materials, Inc.	54,409	1,315,417	(11,234)
Aramark	21,384	714,653	—
Archer-Daniels-Midland Co.	67,759	2,959,036	(52,852)
Arrow Electronics, Inc.	51,767	3,443,630	(239,252)
Aspen Insurance Holdings Ltd.	26,338	1,260,155	(38,599)
Assurant, Inc.	11,643	986,046	18,862
Assured Guaranty Ltd.	101,468	2,724,497	(150,254)
Automatic Data Processing, Inc.	4,564	399,937	19,358

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AutoZone, Inc.	649	$490,722	$24,480
Avery Dennison Corp.	57,007	4,335,440	(74,166)
Avnet, Inc.	88,377	3,645,788	(65,635)
Avon Products, Inc.	124,729	534,588	(63,112)
Axis Capital Holdings Ltd.	45,554	2,516,403	(10,933)
Bank of America Corp.	27,424	396,608	(32,691)
Baxter International, Inc.	55,936	2,459,506	69,920
Bed Bath & Beyond, Inc.	14,746	668,436	(31,114)
Bemis Co., Inc.	54,164	2,742,323	46,581
Best Buy Co., Inc.	96,726	3,018,751	(58,936)
Big Lots, Inc.	66,646	3,466,925	(127,294)
Biogen, Inc.	13,506	3,914,579	(648,558)
Bio-Rad Laboratories, Inc.	6,632	985,250	(36,741)
Boeing Co. (The)	11,452	1,515,471	(28,200)
Booz Allen Hamilton Holding Corp.	12,969	383,185	1,216
Boston Beer Co., Inc. (The)	7,840	1,230,556	110,320
Brinker International, Inc.	22,859	1,054,028	(13,258)
Broadridge Financial Solutions, Inc.	24,360	1,570,002	18,270
Brocade Communications Systems, Inc.	562,598	5,052,130	112,520
Bruker Corp.	150,118	3,963,734	(550,051)
Brunswick Corp.	47,840	2,245,131	(77,022)
Bunge Ltd.	25,135	1,691,578	(204,843)
BWX Technologies, Inc.	101,881	3,657,528	(13,245)
CA, Inc.	79,239	2,594,543	6,873
Cabot Corp.	16,715	790,053	(26,846)
Cadence Design Systems, Inc.	70,821	1,762,026	(41,076)
California Resources Corp.	30,688	487,939	(113,546)
Campbell Soup Co.	17,577	1,079,579	89,818
Capital One Financial Corp.	12,085	880,392	(112,874)
Cardinal Health, Inc.	12,596	1,012,970	(30,356)
Carlisle Cos., Inc.	59,283	5,973,456	291,571
Carnival Corp.	31,413	1,478,610	(90,155)
Carter’s, Inc.	34,505	3,580,584	93,164
CDW Corp.	20,459	868,689	(48,692)
CenterPoint Energy, Inc.	50,063	1,166,588	34,924
CenturyLink, Inc.	87,563	2,364,850	175,352
Cerner Corp.	27,059	1,523,025	62,633
CH Robinson Worldwide, Inc.	10,332	756,509	10,642
Charles River Laboratories International, Inc.	51,942	4,473,245	(191,147)
Cheesecake Factory, Inc. (The)	33,890	1,707,546	(76,082)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chico’s FAS, Inc.	84,952	$965,904	$(56,068)
Choice Hotels International, Inc.	8,275	384,870	9,185
Church & Dwight Co., Inc.	20,837	2,054,737	89,182
Cinemark Holdings, Inc.	11,054	381,372	21,657
Cintas Corp.	19,101	1,818,376	56,005
Cisco Systems, Inc.	120,728	3,511,739	(48,053)
CIT Group, Inc.	9,110	313,840	(23,139)
Citigroup, Inc.	22,581	1,032,855	(75,646)
Citizens Financial Group, Inc.	38,147	895,310	(133,133)
Citrix Systems, Inc.	30,691	2,643,960	(185,918)
Clorox Co. (The)	24,194	3,131,616	216,591
Coca-Cola Co. (The)	64,452	2,924,187	(2,578)
Cognizant Technology Solutions Corp.	29,921	1,805,732	(93,054)
Colgate-Palmolive Co.	30,057	2,159,295	40,878
Comcast Corp.	14,701	932,043	26,315
Commerce Bancshares, Inc.	18,292	898,503	(22,316)
Commercial Metals Co.	71,652	1,268,957	(58,038)
Community Health Systems, Inc.	144,893	2,061,827	(315,867)
Computer Sciences Corp.	53,019	2,737,371	(104,978)
comScore, Inc.	20,448	677,310	(189,012)
ConAgra Foods, Inc.	42,488	1,984,291	47,061
Consolidated Edison, Inc.	56,018	4,203,591	302,497
Convergys Corp.	65,421	1,855,994	(220,469)
CoreLogic, Inc.	23,597	912,511	(4,499)
Corning, Inc.	33,153	698,202	(19,229)
CR Bard, Inc.	10,632	2,355,307	144,914
Cracker Barrel Old Country Store, Inc.	4,316	730,138	9,927
Crane Co.	15,648	926,675	(39,120)
Cree, Inc.	19,417	473,262	1,290
Crown Holdings, Inc.	25,597	1,375,517	(78,517)
CSX Corp.	68,433	1,822,308	(37,576)
Cummins, Inc.	19,206	2,233,658	(74,135)
CVR Energy, Inc.	18,873	378,003	(85,471)
Dana Holding Corp.	85,248	1,028,331	(128,112)
Danaher Corp.	8,330	824,920	16,410
Darden Restaurants, Inc.	26,266	1,769,015	(105,327)
Dean Foods Co.	134,148	2,451,287	(24,550)
Deckers Outdoor Corp.	15,147	824,300	46,956
Delta Air Lines, Inc.	27,218	1,123,559	(132,007)
Deluxe Corp.	15,225	1,016,117	(5,633)
Denbury Resources, Inc.	341,337	1,467,117	(241,717)
DENTSPLY SIRONA, Inc.	15,646	981,787	(11,109)
DeVry Education Group, Inc.	31,383	522,440	37,432

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Diamond Offshore Drilling, Inc.	19,224	$490,313	$(22,593)
Dick’s Sporting Goods, Inc.	20,634	873,850	55,918
Dillard’s, Inc.	29,929	1,807,029	6,669
Discover Financial Services	31,478	1,796,367	(109,461)
Dolby Laboratories, Inc.	7,932	383,228	(3,682)
Dollar General Corp.	9,055	822,828	28,342
Domino’s Pizza, Inc.	3,677	457,272	25,813
Dow Chemical Co. (The)	11,714	628,222	(45,919)
DR Horton, Inc.	80,632	2,495,560	42,735
Dr. Pepper Snapple Group, Inc.	58,129	5,365,462	251,544
DST Systems, Inc.	11,833	1,428,716	(51,000)
DSW, Inc.	46,735	978,164	11,684
DTE Energy Co.	17,434	1,626,835	101,223
Dun & Bradstreet Corp. (The)	12,879	1,653,020	(83,842)
Eaton Corp. plc	9,162	574,183	(26,936)
eBay, Inc.	245,142	5,880,957	(142,182)
Edison International	5,542	402,017	28,430
Edwards Lifesciences Corp.	8,160	827,832	(14,035)
Electronic Arts, Inc.	9,180	702,178	(6,701)
Emerson Electric Co.	33,995	1,816,703	(43,524)
Energen Corp.	17,954	867,950	(2,388)
Energizer Holdings, Inc.	29,206	1,419,766	84,051
Entergy Corp.	33,926	2,660,605	99,275
EP Energy Corp.	87,681	491,014	(36,826)
Equifax, Inc.	13,607	1,712,033	35,106
Estee Lauder Cos., Inc. (The)	21,928	2,040,620	(44,733)
Esterline Technologies Corp.	37,858	2,591,466	(242,756)
Everest Re Group Ltd.	14,996	2,678,600	60,719
Exelon Corp.	71,120	2,490,622	95,301
Expedia, Inc.	7,087	777,869	(24,521)
Expeditors International of Washington, Inc.	8,319	412,117	(4,154)
Express Scripts Holding Co.	15,657	1,189,932	(3,131)
F5 Networks, Inc.	15,728	1,730,709	59,766
Facebook, Inc.	12,069	1,432,096	(52,851)
FactSet Research Systems, Inc.	8,019	1,283,842	10,585
FedEx Corp.	9,483	1,548,289	(108,960)
First Solar, Inc.	45,188	2,266,178	(75,464)
FirstEnergy Corp.	93,949	3,185,304	94,456
Fiserv, Inc.	6,549	698,320	13,753
FLIR Systems, Inc.	12,927	404,121	(4,031)
Flowers Foods, Inc.	20,698	387,410	677
Fluor Corp.	7,940	421,614	(30,331)
Foot Locker, Inc.	21,077	1,150,593	5,691
Ford Motor Co.	28,521	376,919	(18,410)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fortinet, Inc.	27,417	$948,628	$(82,525)
Franklin Resources, Inc.	21,632	758,628	(36,768)
FTI Consulting, Inc.	25,736	1,110,768	(63,828)
GameStop Corp.	20,131	573,130	(38,048)
Gannett Co., Inc.	74,540	1,143,327	(113,930)
Gap, Inc. (The)	50,333	958,844	109,223
GCP Applied Technologies, Inc.	14,792	364,475	20,709
General Dynamics Corp.	22,244	3,121,723	(24,468)
General Mills, Inc.	39,070	2,484,071	302,402
General Motors Co.	151,622	4,540,802	(249,900)
Genpact Ltd.	63,322	1,790,746	(91,184)
Genuine Parts Co.	8,907	863,712	38,122
Gilead Sciences, Inc.	41,961	3,675,784	(175,397)
GNC Holdings, Inc.	23,571	620,153	(47,613)
Goldman Sachs Group, Inc. (The)	2,820	442,909	(23,914)
GoPro, Inc.	45,256	493,510	(4,293)
Graham Holdings Co.	1,608	815,771	(28,590)
Graphic Packaging Holding Co.	225,224	3,016,207	(191,898)
Great Plains Energy, Inc.	43,239	1,294,334	20,132
Groupon, Inc.	649,133	2,312,311	(202,628)
Guess?, Inc.	27,935	437,183	(16,761)
Hanover Insurance Group, Inc. (The)	11,391	976,205	(12,299)
Hartford Financial Services Group, Inc. (The)	15,998	710,951	(960)
Hasbro, Inc.	18,210	1,570,430	(40,972)
HCA Holdings, Inc.	14,980	1,178,477	(24,867)
HD Supply Holdings, Inc.	61,825	2,163,660	(10,913)
Herman Miller, Inc.	129,732	4,162,895	(285,206)
Hershey Co. (The)	5,518	514,774	111,464
Hewlett Packard Enterprise Co.	73,984	1,398,298	(46,610)
HollyFrontier Corp.	78,063	2,116,288	(260,730)
Hologic, Inc.	34,486	1,190,146	3,070
Home Depot, Inc. (The)	9,879	1,276,268	(14,818)
Honeywell International, Inc.	10,695	1,235,700	8,342
Hormel Foods Corp.	21,133	723,400	50,068
HP, Inc.	472,266	6,455,876	(528,938)
HSN, Inc.	25,072	1,328,699	(101,926)
Hubbell, Inc.	3,596	380,054	(784)
Huntington Ingalls Industries, Inc.	38,428	6,087,764	369,293
Huntsman Corp.	91,128	1,480,830	(255,158)
Hyatt Hotels Corp.	9,986	483,322	7,390
IAC/InterActiveCorp.	48,517	2,681,224	50,283
Illinois Tool Works, Inc.	3,699	399,122	(13,834)
Ingersoll-Rand plc	13,125	859,716	(23,916)
Ingredion, Inc.	34,982	4,162,635	364,385
Integrated Device Technology, Inc.	91,712	2,094,702	(248,540)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intel Corp.	53,635	$1,699,157	$60,071
International Business Machines Corp.	18,512	2,829,075	(19,324)
International Paper Co.	25,494	1,099,301	(18,866)
Interpublic Group of Cos., Inc. (The)	79,052	1,876,485	(50,384)
Intersil Corp.	45,059	609,198	901
Intrexon Corp.	35,289	1,048,083	(179,621)
Intuit, Inc.	9,144	988,741	31,821
Intuitive Surgical, Inc.	1,868	1,197,433	38,081
Invesco Ltd.	23,622	723,069	(119,764)
ITT, Inc.	19,300	697,502	(80,288)
j2 Global, Inc.	26,894	1,826,372	(127,478)
Jabil Circuit, Inc.	79,825	1,560,227	(85,859)
Jack Henry & Associates, Inc.	22,862	1,943,553	51,613
Jack in the Box, Inc.	20,834	1,797,558	(7,500)
JetBlue Airways Corp.	150,271	2,698,867	(210,379)
JM Smucker Co. (The)	3,302	435,633	67,625
John Wiley & Sons, Inc.	32,090	1,727,084	(52,628)
Johnson & Johnson	25,002	2,894,935	137,808
Joy Global, Inc.	33,517	744,748	(36,198)
JPMorgan Chase & Co.	7,069	461,464	(22,197)
Juniper Networks, Inc.	98,457	2,300,523	(86,225)
KB Home	104,392	1,485,633	102,170
Kellogg Co.	12,065	899,084	86,023
Kennametal, Inc.	40,218	1,014,298	(125,078)
KeyCorp.	46,256	593,927	(82,798)
Kimberly-Clark Corp.	43,224	5,626,468	315,967
Kinder Morgan, Inc.	25,488	473,312	3,823
Kohl’s Corp.	37,435	1,397,638	21,897
L Brands, Inc.	5,462	382,227	(15,563)
L-3 Communications Holdings, Inc.	16,715	2,366,008	85,915
Laboratory Corp. of America Holdings	5,398	706,120	(2,922)
Lam Research Corp.	25,065	2,063,351	43,613
Lancaster Colony Corp.	15,735	1,947,762	60,181
Landstar System, Inc.	13,462	917,705	6,596
Lear Corp.	28,232	3,289,293	(416,404)
Lennox International, Inc.	15,049	2,086,750	59,238
Liberty Interactive Corp. QVC Group	70,141	1,858,737	(79,259)
LifePoint Health, Inc.	12,604	865,013	(41,089)
Lincoln Electric Holdings, Inc.	10,933	672,688	(26,766)
Lincoln National Corp.	46,980	2,137,120	(315,706)
Linear Technology Corp.	14,820	698,022	(8,447)
Lowe’s Cos., Inc.	25,516	2,001,730	18,372
LyondellBasell Industries NV	16,326	1,330,732	(115,751)
Macy’s, Inc.	71,497	2,450,917	(47,903)
Mallinckrodt plc	23,126	1,503,653	(98,054)
Manhattan Associates, Inc.	14,011	947,984	(49,459)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ManpowerGroup, Inc.	42,719	$3,378,209	$(629,668)
Marathon Oil Corp.	27,535	388,321	24,979
Marathon Petroleum Corp.	68,256	2,408,754	182,244
Marriott International, Inc.	13,012	882,864	(18,087)
Marvell Technology Group Ltd.	175,540	1,760,722	(87,825)
Masco Corp.	110,942	3,503,548	(71,003)
Maxim Integrated Products, Inc.	41,161	1,551,133	(82,097)
McCormick & Co., Inc.	3,857	378,119	33,307
McDonald’s Corp.	14,371	1,753,262	(23,856)
McKesson Corp.	12,386	2,318,288	(6,441)
Mentor Graphics Corp.	137,177	3,010,328	(93,945)
Merck & Co., Inc.	36,067	2,061,950	15,869
Meredith Corp.	7,288	379,187	(866)
MetLife, Inc.	34,026	1,524,025	(168,769)
Mettler-Toledo International, Inc.	1,437	543,172	(18,782)
Michaels Cos., Inc. (The)	40,638	1,224,829	(69,085)
Micron Technology, Inc.	164,934	2,106,207	163,285
Microsoft Corp.	39,213	2,044,174	(37,644)
Molina Healthcare, Inc.	29,040	1,493,527	(44,431)
Mondelez International, Inc.	40,901	1,845,453	15,951
Morningstar, Inc.	7,663	645,838	(19,158)
MSC Industrial Direct Co., Inc.	55,322	4,139,722	(236,201)
MSCI, Inc.	34,642	2,679,905	(8,314)
MSG Networks, Inc.	69,829	1,241,560	(170,383)
Murphy USA, Inc.	18,544	1,286,269	88,954
Mylan NV	26,024	1,210,636	(85,359)
Nasdaq, Inc.	61,093	3,978,987	(28,103)
NetApp, Inc.	53,172	1,329,832	(22,332)
NeuStar, Inc.	60,804	1,464,160	(34,658)
New York Times Co. (The)	44,512	539,353	(758)
News Corp.	84,325	1,014,860	(57,771)
NIKE, Inc.	37,649	2,044,341	33,884
NiSource, Inc.	66,244	1,618,341	138,450
Norfolk Southern Corp.	12,625	1,074,096	670
Northrop Grumman Corp.	9,251	1,993,035	63,277
Nu Skin Enterprises, Inc.	99,876	4,159,835	453,437
Nuance Communications, Inc.	127,395	2,201,386	(210,202)
Nucor Corp.	8,362	421,769	(8,603)
NVR, Inc.	486	838,549	26,696
Oceaneering International, Inc.	29,848	1,027,368	(136,107)
Office Depot, Inc.	110,812	391,643	(24,855)
Old Republic International Corp.	53,811	1,017,566	20,448
Omnicom Group, Inc.	8,059	665,785	(9,057)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ON Semiconductor Corp.	181,676	$1,782,242	$(179,859)
OneMain Holdings, Inc.	13,309	404,604	(100,892)
Oracle Corp.	44,632	1,760,286	66,502
Orbital ATK, Inc.	9,860	883,555	(44,074)
O’Reilly Automotive, Inc.	2,394	619,495	29,518
Owens & Minor, Inc.	33,654	1,268,756	(10,769)
Owens Corning	97,813	4,940,535	98,791
Packaging Corp. of America	10,509	733,150	(29,782)
Panera Bread Co.	4,373	956,375	(29,561)
Parker-Hannifin Corp.	7,850	908,280	(60,088)
PBF Energy, Inc.	21,922	584,221	(62,916)
PepsiCo, Inc.	69,949	7,194,800	215,597
PerkinElmer, Inc.	6,929	378,276	(15,058)
Pfizer, Inc.	48,076	1,679,295	13,461
PG&E Corp.	38,973	2,389,045	102,109
Philip Morris International, Inc.	14,531	1,457,750	20,343
Phillips 66	4,626	374,603	(7,576)
Pilgrim’s Pride Corp.	37,133	915,053	31,095
Pinnacle West Capital Corp.	32,872	2,478,958	185,646
Pitney Bowes, Inc.	29,334	556,576	(34,430)
Plantronics, Inc.	44,798	2,020,462	(49,350)
PNC Financial Services Group, Inc. (The)	10,396	934,912	(88,782)
PNM Resources, Inc.	11,119	378,725	15,332
Pool Corp.	4,136	377,690	11,218
Popular, Inc.	13,018	404,469	(23,042)
PPG Industries, Inc.	3,434	375,457	(17,806)
Priceline Group, Inc. (The)	1,675	2,259,742	(168,656)
Principal Financial Group, Inc.	12,939	562,329	(30,407)
ProAssurance Corp.	15,341	801,107	20,404
Procter & Gamble Co. (The)	65,908	5,455,205	125,225
Progressive Corp. (The)	58,757	1,926,658	41,701
Prudential Financial, Inc.	17,488	1,351,298	(103,704)
Public Service Enterprise Group, Inc.	193,208	8,727,218	278,207
PVH Corp.	11,811	1,143,187	(30,236)
QUALCOMM, Inc.	42,114	2,310,815	(54,768)
Quanta Services, Inc.	80,315	1,925,484	(68,601)
Quest Diagnostics, Inc.	18,147	1,411,292	66,055
Quintiles Transnational Holdings, Inc.	62,559	4,204,590	(118,237)
Quorum Health Corp.	1,509	18,938	(2,777)
Rackspace Hosting, Inc.	145,974	3,636,212	(591,195)
Ralph Lauren Corp.	19,377	1,866,586	(130,020)
Raymond James Financial, Inc.	9,714	545,830	(66,929)
Raytheon Co.	18,057	2,415,846	39,003
Red Hat, Inc.	12,303	961,233	(68,036)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regions Financial Corp.	99,515	$990,174	$(143,302)
Reinsurance Group of America, Inc.	16,035	1,581,853	(26,618)
Reliance Steel & Aluminum Co.	24,468	1,856,546	25,044
Republic Services, Inc.	30,688	1,504,633	69,969
ResMed, Inc.	9,978	599,659	31,250
Reynolds American, Inc.	28,057	1,432,310	80,804
Robert Half International, Inc.	106,640	4,360,990	(291,607)
Rockwell Automation, Inc.	12,650	1,504,211	(51,738)
Ross Stores, Inc.	33,466	1,751,610	145,577
Rowan Cos. plc	63,969	1,174,471	(44,778)
RR Donnelley & Sons Co.	95,489	1,585,410	30,263
Sally Beauty Holdings, Inc.	18,797	574,624	(21,805)
SCANA Corp.	36,224	2,574,086	166,622
Sealed Air Corp.	13,503	619,623	1,110
Service Corp. International	22,186	609,449	(9,540)
Sherwin-Williams Co. (The)	2,575	755,685	515
Silicon Laboratories, Inc.	6,610	332,434	(10,262)
Skechers U.S.A., Inc.	99,619	3,143,976	(183,299)
Skyworks Solutions, Inc.	8,179	540,714	(23,147)
Snap-on, Inc.	2,387	380,806	(4,090)
Sonoco Products Co.	67,943	3,253,494	120,555
Southwest Airlines Co.	29,251	1,221,814	(74,883)
Spirit AeroSystems Holdings, Inc.	111,498	5,272,755	(478,341)
SPX Corp.	32,140	515,526	(38,247)
SPX FLOW, Inc.	28,968	891,056	(135,860)
Stanley Black & Decker, Inc.	10,936	1,244,399	(28,097)
Staples, Inc.	124,218	1,114,235	(43,476)
Starbucks Corp.	11,506	639,619	17,604
Steel Dynamics, Inc.	26,571	680,392	(29,402)
SunTrust Banks, Inc.	18,461	811,730	(53,352)
SUPERVALU, Inc.	455,810	2,164,847	(13,424)
Symantec Corp.	71,462	1,227,717	240,112
Synaptics, Inc.	21,100	1,397,383	(263,258)
Synchrony Financial	80,808	2,510,382	(467,556)
SYNNEX Corp.	31,504	2,973,978	13,232
Synopsys, Inc.	32,320	1,698,146	49,720
Sysco Corp.	35,910	1,751,874	70,199
T Rowe Price Group, Inc.	10,762	822,324	(37,021)
Tableau Software, Inc.	34,569	1,925,493	(234,378)
Target Corp.	28,394	1,953,791	28,678
TCF Financial Corp.	26,872	383,374	(43,444)
Tech Data Corp.	48,945	3,810,473	(293,775)
Teekay Corp.	96,712	1,007,739	(318,182)
Teledyne Technologies, Inc.	6,872	690,567	(9,896)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Telephone & Data Systems, Inc.	52,956	$1,523,681	$46,994
Teradata Corp.	67,088	1,923,674	(241,778)
Teradyne, Inc.	97,783	1,935,210	(9,862)
Tesoro Corp.	43,328	3,472,306	(226,172)
Texas Instruments, Inc.	22,604	1,385,399	30,741
Textron, Inc.	42,701	1,714,018	(152,870)
Thomson Reuters Corp.	13,998	594,075	(28,276)
Thor Industries, Inc.	27,555	1,785,564	(1,653)
Time Warner, Inc.	14,145	1,075,161	(34,938)
Timken Co. (The)	25,080	851,712	(82,760)
TJX Cos., Inc. (The)	28,289	2,149,964	34,795
Total System Services, Inc.	37,444	2,003,254	(14,603)
Travelers Cos., Inc. (The)	18,347	2,097,613	86,414
Trinity Industries, Inc.	71,463	1,337,339	(10,271)
TripAdvisor, Inc.	7,558	540,095	(54,115)
Tyson Foods, Inc.	86,751	5,281,885	512,214
Union Pacific Corp.	6,131	540,115	(5,186)
United Continental Holdings, Inc.	113,167	5,039,327	(394,953)
United Natural Foods, Inc.	37,493	1,487,128	267,544
United Technologies Corp.	9,709	990,075	5,583
United Therapeutics Corp.	55,328	6,601,184	(740,842)
UnitedHealth Group, Inc.	10,520	1,453,338	32,086
Universal Health Services, Inc.	5,507	754,239	(15,750)
Unum Group	31,173	1,132,515	(141,525)
Urban Outfitters, Inc.	104,816	2,993,545	(111,105)
US Bancorp.	10,060	431,373	(25,653)
Valero Energy Corp.	73,264	4,023,659	(287,195)
Validus Holdings Ltd.	33,053	1,580,264	25,781
Vantiv, Inc.	19,659	1,057,654	55,045
Varian Medical Systems, Inc.	8,744	735,633	(16,614)
VCA, Inc.	6,651	437,998	11,676
Vectren Corp.	7,901	400,544	15,602
VeriFone Systems, Inc.	17,915	439,689	(107,545)
VeriSign, Inc.	9,423	799,259	15,454
Verizon Communications, Inc.	42,596	2,164,502	214,059
Viacom, Inc.	49,770	2,261,051	(197,089)
Viavi Solutions, Inc.	241,228	1,665,086	(65,745)
Vishay Intertechnology, Inc.	114,463	1,510,486	(92,289)
VMware, Inc.	16,432	1,030,959	(90,720)
Voya Financial, Inc.	12,016	372,228	(74,712)
VWR Corp.	65,240	1,949,928	(64,492)
Waddell & Reed Financial, Inc.	63,204	1,348,464	(260,091)
Wal-Mart Stores, Inc.	51,333	3,647,700	100,636
Walt Disney Co. (The)	5,611	554,255	(5,387)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waste Management, Inc.	29,129	$1,805,070	$125,309
Waters Corp.	8,840	1,226,815	16,531
Watsco, Inc.	16,651	2,264,956	77,673
WellCare Health Plans, Inc.	30,847	3,212,715	96,551
Wells Fargo & Co.	13,949	704,285	(44,079)
Werner Enterprises, Inc.	48,803	1,250,333	(129,328)
WESCO International, Inc.	6,590	399,036	(59,717)
Western Digital Corp.	45,568	2,188,175	(34,632)
Western Refining, Inc.	71,470	1,566,622	(92,196)
Western Union Co. (The)	19,274	378,046	(8,371)
Westlake Chemical Corp.	27,320	1,245,388	(72,813)
Whirlpool Corp.	3,282	573,792	(26,880)
World Fuel Services Corp.	46,200	2,159,850	34,188
Worthington Industries, Inc.	16,190	641,286	43,551
WR Berkley Corp.	13,089	737,434	46,859
Wyndham Worldwide Corp.	18,258	1,240,083	60,434
Xcel Energy, Inc.	9,036	384,016	20,616
Xerox Corp.	298,459	3,072,330	(239,954)
Xilinx, Inc.	27,997	1,312,219	(20,718)
Xylem, Inc.	11,178	510,723	(11,625)
Yelp, Inc.	13,751	379,381	38,099
Yum! Brands, Inc.	28,456	2,367,255	(7,683)
Zynga, Inc.	303,028	799,994	(45,454)

			(12,406,295)

Total of Long Equity Positions			(13,001,872)

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(23,283)	(1,642,905)	(76,777)
Waste Connections, Inc.	(43,493)	(3,155,900)	22,229

			(54,548)

Ireland
Allegion plc	(29,510)	(2,003,729)	(45,150)
Perrigo Co. plc	(29,949)	(2,974,428)	258,952

			213,802

Netherlands
Chicago Bridge & Iron Co. NV	(44,338)	(1,718,541)	183,116
Core Laboratories NV	(16,600)	(2,136,918)	80,344
Frank’s International NV	(7,143)	(114,788)	10,429
QIAGEN NV	(37,371)	(835,500)	20,439
Sensata Technologies Holding NV	(46,043)	(1,732,138)	125,697

			420,025

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway
Golar LNG Ltd.	(35,941)	$(637,294)	$80,209

Panama
Copa Holdings SA	(7,088)	(378,739)	8,320

Singapore
Broadcom Ltd.	(15,455)	(2,530,310)	128,603

Switzerland
Garmin Ltd.	(8,816)	(378,025)	4,050
Weatherford International plc	(267,597)	(1,774,168)	289,005

			293,055

United Kingdom
Aon plc	(21,719)	(2,376,059)	3,692
Delphi Automotive plc	(38,410)	(2,593,827)	189,361
Liberty Global plc	(75,076)	(2,573,152)	391,444
Liberty Global plc LiLAC	(9,367)	(376,584)	74,405
Pentair plc	(41,703)	(2,532,206)	101,338
STERIS plc	(25,505)	(1,792,236)	38,768

			799,008

United States
3D Systems Corp.	(136,820)	(1,903,166)	30,100
AbbVie, Inc.	(17,630)	(1,074,464)	(17,009)
ABIOMED, Inc.	(3,651)	(380,643)	(18,375)
Acadia Healthcare Co., Inc.	(98,351)	(6,041,380)	592,734
ACI Worldwide, Inc.	(18,056)	(386,420)	34,148
Acuity Brands, Inc.	(9,196)	(2,332,172)	51,932
Acxiom Corp.	(19,688)	(431,955)	(984)
Advance Auto Parts, Inc.	(9,812)	(1,505,561)	(80,353)
Advanced Micro Devices, Inc.	(211,421)	(945,052)	(141,652)
AECOM	(56,880)	(1,852,013)	44,935
Agios Pharmaceuticals, Inc.	(11,693)	(668,303)	178,425
Air Lease Corp.	(71,173)	(2,120,244)	214,231
Air Products & Chemicals, Inc.	(4,036)	(587,480)	14,207
Akorn, Inc.	(96,270)	(3,047,908)	305,657
Albemarle Corp.	(32,877)	(2,661,722)	54,247
Alcoa, Inc.	(148,071)	(1,457,019)	84,400
Alexion Pharmaceuticals, Inc.	(26,470)	(3,929,282)	838,644
Align Technology, Inc.	(6,964)	(548,067)	(12,883)
Allegheny Technologies, Inc.	(58,232)	(791,373)	48,915
Allergan plc	(6,884)	(1,701,863)	111,040
Alliance Data Systems Corp.	(5,478)	(1,240,493)	167,243
Alliant Energy Corp.	(47,040)	(1,800,691)	(66,797)
Allison Transmission Holdings, Inc.	(13,081)	(376,258)	6,982

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ally Financial, Inc.	(154,492)	$(2,802,485)	$165,306
Alnylam Pharmaceuticals, Inc.	(42,255)	(3,067,713)	722,983
AMERCO	(1,931)	(728,837)	5,581
American Airlines Group, Inc.	(63,391)	(2,095,634)	301,035
American Express Co.	(5,751)	(378,198)	28,767
AMETEK, Inc.	(31,609)	(1,526,650)	65,366
Amphenol Corp.	(29,085)	(1,727,940)	60,497
Amsurg Corp.	(11,553)	(901,160)	5,340
AmTrust Financial Services, Inc.	(16,175)	(427,667)	31,379
Anadarko Petroleum Corp.	(26,325)	(1,402,596)	790
Apache Corp.	(61,324)	(3,410,841)	(3,066)
Apple, Inc.	(7,943)	(791,328)	31,977
Aqua America, Inc.	(54,117)	(1,792,355)	(137,457)
Arch Capital Group Ltd.	(5,690)	(408,074)	(1,606)
Arista Networks, Inc.	(25,401)	(1,896,439)	261,122
ARRIS International plc	(167,916)	(4,070,396)	550,877
Arthur J Gallagher & Co.	(14,759)	(705,775)	3,247
Artisan Partners Asset Management, Inc.	(48,660)	(1,617,458)	270,550
Ascena Retail Group, Inc.	(136,118)	(986,616)	35,151
Ashland, Inc.	(12,084)	(1,390,748)	3,867
Associated Banc-Corp.	(23,701)	(441,313)	34,840
athenahealth, Inc.	(2,884)	(378,323)	(19,698)
Atmos Energy Corp.	(5,515)	(410,095)	(38,384)
Autodesk, Inc.	(29,634)	(1,738,627)	134,242
AutoNation, Inc.	(40,177)	(1,976,159)	88,644
Avis Budget Group, Inc.	(92,659)	(3,017,904)	31,504
Axalta Coating Systems Ltd.	(59,596)	(1,669,284)	88,202
B/E Aerospace, Inc.	(15,785)	(761,028)	32,156
Baker Hughes, Inc.	(51,603)	(2,555,381)	226,537
Ball Corp.	(93,102)	(6,918,815)	188,471
Bank of Hawaii Corp.	(21,410)	(1,547,087)	74,079
Bank of the Ozarks, Inc.	(41,730)	(1,639,204)	73,494
BankUnited, Inc.	(50,090)	(1,671,002)	132,238
BB&T Corp.	(29,068)	(1,069,121)	34,010
BioMarin Pharmaceutical, Inc.	(27,973)	(2,504,143)	327,844
Bio-Techne Corp.	(31,047)	(3,485,481)	(15,689)
Black Hills Corp.	(34,876)	(2,152,547)	(46,036)
Black Knight Financial Services, Inc.	(41,214)	(1,516,675)	(32,971)
BlackRock, Inc.	(3,215)	(1,164,023)	62,789
Bluebird Bio, Inc.	(8,137)	(381,588)	29,338
BorgWarner, Inc.	(121,349)	(4,170,770)	588,548
Boston Scientific Corp.	(72,292)	(1,644,643)	(44,821)
Bristol-Myers Squibb Co.	(39,075)	(2,887,072)	13,106
Brown & Brown, Inc.	(40,033)	(1,447,593)	(52,443)
Brown-Forman Corp.	(22,570)	(2,215,471)	(36,112)
Cabela’s, Inc.	(40,057)	(2,020,876)	15,622

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cable One, Inc.	(1,904)	$(969,574)	$(4,151)
Cabot Oil & Gas Corp.	(62,744)	(1,537,855)	(77,175)
CalAtlantic Group, Inc.	(68,834)	(2,565,443)	38,547
Calpine Corp.	(138,407)	(2,197,075)	155,572
CarMax, Inc.	(53,838)	(2,795,269)	155,592
Catalent, Inc.	(68,963)	(1,757,374)	171,914
Caterpillar, Inc.	(9,316)	(712,438)	6,192
Cathay General Bancorp	(27,884)	(865,519)	79,191
CBOE Holdings, Inc.	(19,685)	(1,236,809)	(74,606)
CBS Corp.	(7,290)	(392,494)	(4,373)
CDK Global, Inc.	(14,758)	(833,975)	15,053
CEB, Inc.	(10,777)	(706,971)	42,246
Celgene Corp.	(10,354)	(1,103,065)	81,850
Centene Corp.	(5,586)	(374,824)	(23,848)
CF Industries Holdings, Inc.	(48,948)	(1,522,086)	342,439
Charles Schwab Corp. (The)	(93,352)	(2,781,890)	419,150
Chemours Co. (The)	(48,291)	(409,201)	11,283
Cheniere Energy, Inc.	(65,388)	(2,211,271)	(244,049)
Chesapeake Energy Corp.	(114,160)	(526,891)	38,286
Chevron Corp.	(16,069)	(1,625,701)	(58,813)
Chipotle Mexican Grill, Inc.	(5,628)	(2,505,980)	239,246
Ciena Corp.	(102,288)	(2,175,666)	257,766
Cimarex Energy Co.	(22,107)	(2,598,236)	(39,572)
Cincinnati Financial Corp.	(5,885)	(408,360)	(32,367)
Clean Harbors, Inc.	(7,017)	(375,138)	9,482
CME Group, Inc.	(7,802)	(755,078)	(4,837)
CMS Energy Corp.	(58,739)	(2,504,044)	(189,727)
CNO Financial Group, Inc.	(52,812)	(1,050,431)	128,333
Cobalt International Energy, Inc.	(220,724)	(492,215)	196,444
Cognex Corp.	(68,061)	(3,030,756)	97,327
Colfax Corp.	(28,373)	(833,599)	82,849
Comerica, Inc.	(9,892)	(452,778)	45,920
CommScope Holding Co., Inc.	(160,399)	(5,158,432)	181,251
CommVault Systems, Inc.	(9,925)	(461,810)	33,150
Compass Minerals International, Inc.	(28,780)	(2,316,790)	181,602
Concho Resources, Inc.	(22,221)	(2,680,042)	29,744
CONSOL Energy, Inc.	(25,285)	(368,721)	(38,115)
Constellation Brands, Inc.	(5,384)	(829,357)	(61,156)
Cooper Cos., Inc. (The)	(13,944)	(2,273,848)	(118,524)
Copart, Inc.	(24,116)	(1,188,152)	6,226
CoStar Group, Inc.	(9,373)	(1,963,737)	(85,763)
Costco Wholesale Corp.	(12,730)	(1,938,015)	(61,104)
Covanta Holding Corp.	(215,015)	(3,607,952)	70,955
CST Brands, Inc.	(42,764)	(1,883,989)	41,716

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cullen/Frost Bankers, Inc.	(8,513)	$(572,670)	$30,136
Cypress Semiconductor Corp.	(257,804)	(2,835,844)	116,012
DaVita HealthCare Partners, Inc.	(11,636)	(895,972)	(3,724)
Deere & Co.	(15,510)	(1,356,815)	99,884
Devon Energy Corp.	(28,706)	(1,078,197)	37,605
DexCom, Inc.	(47,006)	(3,272,647)	(456,339)
Diebold, Inc.	(115,963)	(3,102,010)	222,649
Discovery Communications, Inc.	(28,167)	(813,463)	102,810
DISH Network Corp.	(15,768)	(864,402)	38,159
Dollar Tree, Inc.	(52,107)	(4,721,936)	(188,627)
Dominion Resources, Inc.	(89,191)	(6,490,429)	(460,226)
Donaldson Co., Inc.	(43,685)	(1,611,103)	110,086
Dover Corp.	(19,242)	(1,343,092)	9,236
Dunkin’ Brands Group, Inc.	(30,692)	(1,392,496)	53,711
E*TRADE Financial Corp.	(38,928)	(1,058,842)	144,423
Eagle Materials, Inc.	(20,551)	(1,660,110)	74,600
Eastman Chemical Co.	(7,973)	(589,364)	47,997
Eaton Vance Corp.	(15,189)	(558,044)	21,265
Ecolab, Inc.	(14,026)	(1,684,943)	21,460
Envision Healthcare Holdings, Inc.	(119,923)	(3,034,052)	(8,395)
EOG Resources, Inc.	(41,027)	(3,334,264)	(88,208)
EQT Corp.	(5,077)	(378,945)	(14,167)
Eversource Energy	(32,862)	(1,834,357)	(134,077)
Exxon Mobil Corp.	(12,135)	(1,084,141)	(53,394)
Fastenal Co.	(8,285)	(377,831)	10,059
Federated Investors, Inc.	(28,190)	(906,872)	95,564
FEI Co.	(4,066)	(436,810)	2,236
Fidelity National Information Services, Inc.	(17,363)	(1,307,087)	27,781
FireEye, Inc.	(102,653)	(1,755,366)	64,671
First American Financial Corp.	(10,129)	(383,256)	(24,132)
First Data Corp.	(345,582)	(4,375,068)	549,475
First Horizon National Corp.	(70,238)	(1,012,697)	44,818
First Republic Bank	(26,895)	(1,896,098)	13,716
FleetCor Technologies, Inc.	(8,888)	(1,367,063)	94,924
Flowserve Corp.	(25,209)	(1,287,424)	148,733
FMC Corp.	(68,200)	(3,387,494)	229,152
FNF Group	(51,337)	(1,825,544)	(99,594)
Fortune Brands Home & Security, Inc.	(7,409)	(428,008)	(1,492)
Freeport-McMoRan, Inc.	(114,285)	(1,323,099)	49,964
Frontier Communications Corp.	(195,320)	(1,013,711)	48,830

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Gartner, Inc.	(3,941)	$(402,888)	$18,996
GATX Corp.	(42,813)	(2,033,954)	151,467
General Electric Co.	(93,454)	(2,817,526)	(124,406)
Genesee & Wyoming, Inc.	(45,053)	(2,850,053)	194,178
Gentex Corp.	(120,869)	(1,984,669)	117,243
Genworth Financial, Inc.	(331,849)	(1,221,204)	365,034
Global Payments, Inc.	(7,197)	(555,249)	41,527
Goodyear Tire & Rubber Co. (The)	(17,756)	(490,602)	34,983
Graco, Inc.	(7,781)	(635,552)	20,931
Granite Construction, Inc.	(25,659)	(1,150,796)	(17,972)
Greif, Inc.	(13,629)	(515,176)	7,223
H&R Block, Inc.	(37,102)	(798,767)	(54,579)
Hain Celestial Group, Inc. (The)	(18,272)	(904,647)	(4,385)
Halliburton Co.	(85,982)	(3,859,732)	(34,393)
Halyard Health, Inc.	(36,252)	(1,188,341)	9,426
Hancock Holding Co.	(24,164)	(642,584)	11,662
Hanesbrands, Inc.	(47,284)	(1,284,056)	95,809
Harley-Davidson, Inc.	(69,246)	(3,121,610)	(15,234)
Harman International Industries, Inc.	(26,135)	(2,086,096)	209,080
Harris Corp.	(29,190)	(2,363,310)	(72,303)
Helmerich & Payne, Inc.	(20,208)	(1,308,266)	(48,297)
Henry Schein, Inc.	(6,885)	(1,228,340)	11,072
Hertz Global Holdings, Inc.	(136,481)	(1,469,900)	(40,944)
Hess Corp.	(8,299)	(500,513)	1,743
Hexcel Corp.	(35,557)	(1,563,827)	83,234
Hill-Rom Holdings, Inc.	(15,735)	(792,100)	(1,731)
Hilton Worldwide Holdings, Inc.	(40,153)	(864,205)	(40,442)
Howard Hughes Corp. (The)	(29,593)	(3,399,940)	16,868
Huntington Bancshares, Inc.	(52,183)	(549,487)	82,971
IDEX Corp.	(7,849)	(673,680)	29,277
IDEXX Laboratories, Inc.	(29,890)	(2,631,516)	(144,070)
Illumina, Inc.	(44,378)	(6,550,193)	320,409
Incyte Corp.	(29,173)	(2,494,000)	160,743
Intercontinental Exchange, Inc.	(5,226)	(1,379,341)	41,694
International Flavors & Fragrances, Inc.	(13,882)	(1,788,557)	38,453
Janus Capital Group, Inc.	(49,429)	(762,195)	74,143
JB Hunt Transport Services, Inc.	(8,295)	(684,918)	13,604
JC Penney Co., Inc.	(206,465)	(1,738,982)	(94,427)
Johnson Controls, Inc.	(64,947)	(2,900,830)	26,276
Juno Therapeutics, Inc.	(12,620)	(582,789)	97,676
Kansas City Southern	(41,343)	(3,775,443)	50,852
KAR Auction Services, Inc.	(9,698)	(400,534)	(4,260)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kate Spade & Co.	(32,274)	$(684,209)	$19,042
KBR, Inc.	(36,376)	(544,185)	62,567
Keysight Technologies, Inc.	(12,020)	(378,446)	28,784
Kirby Corp.	(21,472)	(1,532,511)	192,873
KLX, Inc.	(51,149)	(1,754,411)	168,792
Knowles Corp.	(193,151)	(3,018,950)	376,644
Kosmos Energy Ltd.	(295,759)	(1,718,360)	106,473
Kroger Co. (The)	(10,434)	(382,159)	(1,708)
Laredo Petroleum, Inc.	(70,272)	(879,128)	142,677
Leggett & Platt, Inc.	(9,678)	(490,287)	(4,355)
LendingClub Corp.	(109,391)	(518,513)	48,132
Lennar Corp.	(38,941)	(1,783,887)	(11,293)
Leucadia National Corp.	(48,054)	(854,444)	21,668
Level 3 Communications, Inc.	(9,760)	(516,206)	13,664
Liberty Broadband Corp.	(45,938)	(2,717,838)	(38,442)
LinkedIn Corp.	(2,847)	(388,521)	(150,273)
Lions Gate Entertainment Corp.	(105,800)	(2,430,226)	289,892
Live Nation Entertainment, Inc.	(87,069)	(2,134,529)	88,408
LKQ Corp.	(23,668)	(769,210)	18,934
Lockheed Martin Corp.	(6,600)	(1,580,040)	(57,882)
Loews Corp.	(113,612)	(4,567,202)	(101,115)
Louisiana-Pacific Corp.	(134,086)	(2,458,977)	132,585
Lumentum Holdings, Inc.	(26,899)	(675,434)	24,478
M&T Bank Corp.	(10,850)	(1,301,783)	18,988
Macquarie Infrastructure Corp.	(57,036)	(4,191,576)	(31,940)
Madison Square Garden Co. (The)	(3,697)	(620,395)	(17,374)
Manitowoc Foodservice, Inc.	(37,124)	(629,672)	(24,452)
Markel Corp.	(837)	(797,971)	494
MarketAxess Holdings, Inc.	(16,817)	(2,407,040)	(38,152)
Marsh & McLennan Cos., Inc.	(27,432)	(1,818,742)	(59,253)
Martin Marietta Materials, Inc.	(8,165)	(1,527,916)	(39,764)
MasterCard, Inc.	(24,018)	(2,321,100)	206,074
Mattel, Inc.	(68,596)	(2,170,319)	23,950
MAXIMUS, Inc.	(31,504)	(1,793,020)	48,643
MDC Holdings, Inc.	(15,534)	(372,438)	(5,659)
MDU Resources Group, Inc.	(208,502)	(4,818,003)	(186,045)
MEDNAX, Inc.	(25,673)	(1,760,475)	(99,021)
Memorial Resource Development Corp.	(70,729)	(1,176,223)	53,047
Mercury General Corp.	(12,113)	(640,998)	(2,929)
MGM Resorts International	(28,657)	(706,924)	58,416
Microchip Technology, Inc.	(14,824)	(767,290)	14,824
Microsemi Corp.	(31,221)	(1,059,876)	39,574

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Middleby Corp. (The)	(25,732)	$(3,229,623)	$264,010
Minerals Technologies, Inc.	(2,939)	(173,871)	6,936
Mohawk Industries, Inc.	(5,465)	(1,077,753)	40,714
Molson Coors Brewing Co.	(22,945)	(2,362,417)	41,989
Monster Beverage Corp.	(29,818)	(4,609,658)	(182,393)
Moody’s Corp.	(16,242)	(1,639,558)	117,521
Mosaic Co. (The)	(26,726)	(751,990)	52,303
Murphy Oil Corp.	(11,779)	(372,928)	(1,056)
Nabors Industries Ltd.	(107,635)	(1,117,756)	36,025
National Fuel Gas Co.	(50,278)	(2,821,601)	(38,211)
National Instruments Corp.	(47,590)	(1,372,291)	68,325
National Oilwell Varco, Inc.	(43,238)	(1,507,709)	52,750
Navient Corp.	(35,873)	(484,484)	55,802
Netflix, Inc.	(16,710)	(1,676,034)	147,403
NetScout Systems, Inc.	(168,331)	(4,189,438)	444,073
NetSuite, Inc.	(31,805)	(2,674,800)	359,396
Newell Brands, Inc.	(41,873)	(2,012,416)	(21,355)
Newfield Exploration Co.	(52,516)	(2,097,489)	(222,668)
NewMarket Corp.	(2,703)	(1,093,418)	(26,652)
Nielsen Holdings plc	(56,143)	(3,048,565)	130,813
Noble Energy, Inc.	(44,274)	(1,591,650)	3,542
Nordson Corp.	(15,390)	(1,361,861)	75,103
Northern Trust Corp.	(28,683)	(2,102,751)	202,215
NorthStar Asset Management Group, Inc.	(60,290)	(712,025)	96,464
Norwegian Cruise Line Holdings Ltd.	(44,456)	(2,019,165)	248,038
NOW, Inc.	(52,345)	(991,938)	42,399
NRG Energy, Inc.	(250,020)	(4,467,857)	720,058
Occidental Petroleum Corp.	(42,755)	(3,224,155)	(6,413)
OGE Energy Corp.	(34,514)	(1,079,943)	(50,390)
Old Dominion Freight Line, Inc.	(17,255)	(1,085,512)	44,863
Olin Corp.	(79,797)	(1,892,785)	(89,373)
ONEOK, Inc.	(56,403)	(2,543,775)	(132,547)
Oshkosh Corp.	(16,646)	(782,362)	(11,819)
Owens-Illinois, Inc.	(68,298)	(1,369,375)	139,328
PacWest Bancorp	(29,035)	(1,201,014)	46,002
Palo Alto Networks, Inc.	(35,944)	(5,017,782)	609,610
Pandora Media, Inc.	(298,874)	(3,637,297)	(83,685)
PAREXEL International Corp.	(14,838)	(934,200)	1,187
Patterson Cos., Inc.	(41,347)	(2,038,230)	58,122
Patterson-UTI Energy, Inc.	(133,492)	(2,696,538)	(149,511)
PayPal Holdings, Inc.	(33,483)	(1,275,702)	53,238
Penske Automotive Group, Inc.	(28,927)	(1,105,898)	195,854
People’s United Financial, Inc.	(23,980)	(378,987)	27,440

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Platform Specialty Products Corp.	(158,181)	$(1,657,737)	$253,090
PolyOne Corp.	(19,935)	(757,331)	54,821
PPL Corp.	(26,170)	(1,026,387)	38,470
Praxair, Inc.	(17,528)	(1,957,001)	(12,971)
Premier, Inc.	(84,249)	(2,866,151)	111,209
Prestige Brands Holdings, Inc.	(8,234)	(441,122)	(15,041)
Primerica, Inc.	(11,474)	(666,984)	10,212
Prosperity Bancshares, Inc.	(21,111)	(1,146,116)	69,666
PulteGroup, Inc.	(67,967)	(1,270,983)	(53,694)
Qorvo, Inc.	(11,929)	(653,828)	(5,368)
Range Resources Corp.	(23,190)	(1,046,215)	45,799
Regeneron Pharmaceuticals, Inc.	(2,203)	(855,839)	86,485
Restoration Hardware Holdings, Inc.	(35,293)	(1,238,078)	225,875
Rice Energy, Inc.	(28,579)	(589,013)	(40,868)
Rockwell Collins, Inc.	(33,883)	(3,013,011)	128,213
Rollins, Inc.	(21,808)	(628,943)	(9,377)
Roper Technologies, Inc.	(11,131)	(1,934,345)	35,842
Royal Caribbean Cruises Ltd.	(5,012)	(381,861)	45,305
RPC, Inc.	(35,704)	(583,046)	28,563
RPM International, Inc.	(7,383)	(377,167)	8,386
Ryder System, Inc.	(22,429)	(1,557,021)	185,712
S&P Global, Inc.	(7,383)	(810,605)	18,704
salesforce.com, Inc.	(18,180)	(1,505,849)	62,176
SBA Communications Corp.	(48,228)	(4,926,490)	(279,240)
Schlumberger Ltd.	(44,145)	(3,491,428)	441
Scotts Miracle-Gro Co. (The)	(6,361)	(448,132)	3,435
Seagate Technology plc	(15,713)	(376,063)	(6,706)
Seattle Genetics, Inc.	(48,366)	(2,107,790)	153,320
Sempra Energy	(20,243)	(2,207,094)	(101,013)
ServiceNow, Inc.	(23,152)	(1,737,789)	200,496
Signature Bank	(8,798)	(1,182,275)	83,229
Signet Jewelers Ltd.	(13,471)	(1,188,127)	77,982
Silgan Holdings, Inc.	(16,320)	(849,456)	9,629
Sirius XM Holdings, Inc.	(294,148)	(1,173,651)	11,766
Six Flags Entertainment Corp.	(9,834)	(565,750)	(4,130)
Snyder’s-Lance, Inc.	(17,195)	(553,384)	(29,354)
Sotheby’s	(55,473)	(1,749,519)	229,559
Southern Co. (The)	(15,042)	(754,055)	(52,647)
Spectra Energy Corp.	(30,547)	(1,003,163)	(115,773)
Spectrum Brands Holdings, Inc.	(26,712)	(3,164,838)	(22,171)
Spirit Airlines, Inc.	(61,373)	(2,671,799)	(82,008)
Splunk, Inc.	(48,441)	(2,864,316)	239,783
Sprouts Farmers Market, Inc.	(102,057)	(2,461,615)	124,510
SS&C Technologies Holdings, Inc.	(100,478)	(3,075,370)	253,948

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
State Street Corp.	(6,971)	$(433,762)	$57,885
Stericycle, Inc.	(46,054)	(4,575,925)	(219,217)
Stifel Financial Corp.	(19,504)	(735,600)	122,199
SunPower Corp.	(120,413)	(2,097,404)	232,207
Superior Energy Services, Inc.	(67,044)	(1,255,734)	21,454
SVB Financial Group	(8,046)	(872,456)	106,799
Targa Resources Corp.	(41,905)	(1,884,049)	118,172
Teleflex, Inc.	(2,727)	(456,909)	(26,616)
Tempur Sealy International, Inc.	(21,030)	(1,288,117)	124,738
Tenet Healthcare Corp.	(73,874)	(2,191,103)	149,225
TerraForm Power, Inc.	(55,206)	(486,365)	(115,381)
Tesla Motors, Inc.	(29,200)	(6,536,033)	337,457
Thermo Fisher Scientific, Inc.	(9,706)	(1,486,862)	52,704
Tiffany & Co.	(12,418)	(781,504)	28,476
TopBuild Corp.	(11,651)	(419,436)	(2,330)
Torchmark Corp.	(8,715)	(530,569)	(8,192)
Tractor Supply Co.	(4,175)	(397,919)	17,243
TransDigm Group, Inc.	(19,996)	(5,305,309)	32,564
TreeHouse Foods, Inc.	(10,775)	(1,042,958)	(63,096)
TRI Pointe Group, Inc.	(98,649)	(1,159,126)	(6,905)
Trustmark Corp.	(6,371)	(157,746)	(573)
Tupperware Brands Corp.	(6,504)	(377,084)	11,039
Twenty-First Century Fox, Inc.	(29,075)	(855,968)	69,489
Twitter, Inc.	(71,112)	(1,085,880)	(116,624)
Tyler Technologies, Inc.	(17,203)	(2,741,174)	(126,738)
UGI Corp.	(10,065)	(440,243)	(15,198)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,221)	(528,317)	(12,807)
Ultimate Software Group, Inc. (The)	(11,342)	(2,360,837)	(24,272)
Umpqua Holdings Corp.	(38,755)	(617,755)	18,215
Under Armour, Inc.	(107,623)	(4,033,117)	(285,794)
United Rentals, Inc.	(24,296)	(1,790,482)	160,221
United States Steel Corp.	(43,011)	(688,606)	(36,559)
Valley National Bancorp	(115,872)	(1,105,419)	48,666
Veeva Systems, Inc.	(38,561)	(1,352,334)	36,633
Verisk Analytics, Inc.	(64,696)	(5,167,024)	(78,528)
Vertex Pharmaceuticals, Inc.	(14,549)	(1,388,983)	137,478
VF Corp.	(12,231)	(770,328)	18,244
Visa, Inc.	(37,111)	(2,988,920)	236,397
Vista Outdoor, Inc.	(26,354)	(1,264,201)	6,325
Vulcan Materials Co.	(12,755)	(1,484,554)	(50,637)
WABCO Holdings, Inc.	(4,130)	(448,022)	69,838
Wabtec Corp.	(13,270)	(1,035,856)	103,904
Walgreens Boots Alliance, Inc.	(5,096)	(401,213)	(23,131)
Webster Financial Corp.	(33,724)	(1,317,901)	172,971
WEC Energy Group, Inc.	(118,851)	(7,262,985)	(497,986)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WestRock Co.	(60,057)	$(2,416,694)	$82,278
WEX, Inc.	(4,102)	(389,837)	26,113
WGL Holdings, Inc.	(19,818)	(1,323,050)	(79,867)
White Mountains Insurance Group Ltd.	(491)	(396,458)	(16,964)
WhiteWave Foods Co. (The)	(98,640)	(4,549,984)	(80,177)
Whole Foods Market, Inc.	(40,946)	(1,428,121)	117,030
Williams-Sonoma, Inc.	(7,008)	(378,152)	12,825
WisdomTree Investments, Inc.	(293,752)	(3,359,179)	483,347
Woodward, Inc.	(6,416)	(376,689)	6,871
Workday, Inc.	(29,516)	(2,415,589)	211,630
WPX Energy, Inc.	(82,460)	(900,412)	132,709
Wynn Resorts Ltd.	(22,293)	(2,220,164)	199,526
Yahoo!, Inc.	(41,156)	(1,525,653)	(20,166)
Zayo Group Holdings, Inc.	(197,872)	(5,490,948)	(35,617)
Zebra Technologies Corp.	(18,942)	(1,058,479)	109,485
Zimmer Biomet Holdings, Inc.	(29,113)	(3,538,394)	33,771
Zions Bancorporation	(61,345)	(1,783,824)	242,224
Zoetis, Inc.	(27,660)	(1,337,661)	24,917

			20,270,436

Total of Short Equity Positions			22,158,910

Total of Long and Short Equity Positions			9,157,038

Net Cash and Other Receivables/ (Payables) (b)			517,232

Swaps, at Value			$9,674,270

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	4-25 months maturity 10/12/2016	$238,587

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	29,431	$346,404	$26,102

Ireland
DCC plc	31,752	2,662,868	131,296
Experian plc	30,209	523,608	49,520

			180,816

Japan
NOK Corp.	35,700	649,511	(42,410)

Luxembourg
Regus plc	252,585	1,057,076	(80,419)

Netherlands
Royal Dutch Shell plc	53,194	1,192,504	268,478

South Africa
Investec plc	54,698	341,751	(1,761)
Mondi plc	83,825	1,497,304	72,108

			70,347

Switzerland
Coca-Cola HBC AG	49,123	915,601	78,379
Glencore plc	1,242,653	2,355,148	206,111
Wolseley plc	7,084	346,256	20,579

			305,069

United Kingdom
Amec Foster Wheeler plc	384,017	2,246,031	278,920
Anglo American plc	156,379	1,414,635	118,230
ASOS plc	24,715	1,156,460	163,795
Barratt Developments plc	244,690	1,852,870	(523,218)
Bellway plc	69,618	2,449,738	(683,699)
Berkeley Group Holdings plc	92,247	3,953,718	(838,750)
BP plc	562,831	2,743,075	551,467
Britvic plc	101,609	908,060	(112,945)
Centrica plc	255,310	706,835	65,221

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Close Brothers Group plc	25,585	$445,339	$(57,515)
Daily Mail & General Trust plc	56,267	505,400	(56,223)
GKN plc	93,135	343,035	(6,309)
Henderson Group plc	23,908	83,235	(15,266)
Howden Joinery Group plc	87,095	579,946	(132,621)
ICAP plc	17,977	103,299	(2,147)
Imperial Brands plc	84,474	4,263,610	317,650
Inchcape plc	94,851	858,657	(61,118)
Indivior plc	227,708	631,954	134,243
Informa plc	49,809	453,793	31,911
Intermediate Capital Group plc	47,290	415,426	(105,588)
John Wood Group plc	275,103	2,330,297	202,067
Johnson Matthey plc	9,456	385,724	(31,056)
Jupiter Fund Management plc	26,800	155,253	(23,651)
Kingfisher plc	223,910	1,093,750	(132,037)
Man Group plc	204,286	360,225	(42,829)
Marks & Spencer Group plc	239,847	1,158,051	(130,900)
Meggitt plc	303,635	1,591,729	58,661
Melrose Industries plc	138,029	710,832	73,324
National Grid plc	75,344	983,220	124,738
Persimmon plc	98,330	2,653,639	(746,854)
Petrofac Ltd.	155,958	1,612,269	8,853
Playtech plc	14,231	159,558	(8,162)
Reckitt Benckiser Group plc	12,258	1,134,216	94,914
Rentokil Initial plc	482,525	1,175,723	70,355
Rightmove plc	2,911	163,834	(21,658)
Rio Tinto plc	58,047	1,533,608	269,711
Royal Mail plc	410,880	2,931,908	(171,392)
Severn Trent plc	65,162	1,989,632	136,553
Sky plc	30,835	387,621	(37,229)
Smith & Nephew plc	40,582	631,650	57,480
Smiths Group plc	131,850	1,978,673	58,833
SSE plc	25,257	521,912	3,766
Stagecoach Group plc	283,566	973,755	(96,794)
Tate & Lyle plc	43,391	367,216	20,741
Taylor Wimpey plc	760,730	1,909,551	(559,951)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Thomas Cook Group plc	1,085,081	$1,027,285	$(115,415)
UBM plc	19,364	172,900	(6,829)
Vedanta Resources plc	125,812	673,915	29,125
Weir Group plc (The)	22,951	382,182	61,081
William Hill plc	370,095	1,519,916	(245,106)
WM Morrison Supermarkets plc	331,397	829,628	2,312
WPP plc	40,209	848,384	(10,372)

			(2,041,683)

Total of Long Equity Positions			(1,313,700)

Short Positions

Common Stocks
Chile
Antofagasta plc	(238,094)	(1,427,433)	(61,371)

Ireland
Shire plc	(40,950)	(2,377,779)	(153,034)

United Kingdom
AA plc	(134,129)	(500,429)	70,997
Aberdeen Asset Management plc	(175,248)	(624,008)	(33,503)
Admiral Group plc	(85,003)	(2,227,648)	(83,590)
Aggreko plc	(21,825)	(342,695)	(30,578)
ARM Holdings plc	(360,166)	(4,794,381)	(676,442)
Ashtead Group plc	(307,281)	(4,005,382)	(383,797)
Associated British Foods plc	(44,871)	(1,763,552)	128,527
AstraZeneca plc	(16,660)	(903,789)	(92,205)
Auto Trader Group plc	(75,041)	(407,739)	52,999
Aviva plc	(198,302)	(1,170,455)	125,148
Babcock International Group plc	(44,706)	(624,790)	84,284
BAE Systems plc	(95,265)	(621,969)	(44,940)
Balfour Beatty plc	(130,830)	(405,852)	29,802
Booker Group plc	(317,960)	(759,806)	23,479
British American Tobacco plc	(58,339)	(3,312,494)	(469,567)
BTG plc	(241,897)	(2,191,497)	(144,815)
Bunzl plc	(70,043)	(1,918,426)	(236,695)
Capita plc	(267,351)	(3,756,519)	311,563
Cobham plc	(272,451)	(494,059)	(79,949)
Croda International plc	(8,869)	(346,247)	(26,059)
Diageo plc	(33,036)	(825,745)	(97,138)
DS Smith plc	(119,645)	(620,800)	1,791
easyJet plc	(132,649)	(2,653,904)	726,300
Essentra plc	(129,596)	(1,491,306)	602,148
G4S plc	(150,967)	(376,953)	7,029
GlaxoSmithKline plc	(18,062)	(350,296)	(37,586)
Halma plc	(104,597)	(1,316,017)	(106,609)
Hargreaves Lansdown plc	(131,917)	(2,334,503)	133,991
Hays plc	(217,830)	(393,360)	108,744

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hiscox Ltd.	(21,689)	$(280,958)	$(18,511)
HSBC Holdings plc	(58,629)	(348,115)	(15,124)
IMI plc	(47,478)	(639,612)	24,330
Inmarsat plc	(63,279)	(588,618)	(93,332)
International Consolidated Airlines Group SA	(287,217)	(1,992,441)	567,932
ITV plc	(210,014)	(590,199)	86,654
Legal & General Group plc	(547,474)	(1,708,431)	306,844
Lloyds Banking Group plc	(1,834,967)	(1,692,445)	363,396
Merlin Entertainments plc	(144,583)	(831,167)	(20,279)
Next plc	(5,133)	(365,330)	26,163
Old Mutual plc	(1,006,407)	(2,451,790)	(266,985)
Pennon Group plc	(40,295)	(456,447)	(53,176)
Provident Financial plc	(39,708)	(1,515,448)	291,097
Prudential plc	(129,269)	(2,295,270)	101,716
Rolls-Royce Holdings plc	(219,704)	(1,781,423)	(315,645)
Rotork plc	(132,210)	(343,935)	(38,818)
Royal Bank of Scotland Group plc	(331,984)	(1,003,909)	251,582
RSA Insurance Group plc	(123,841)	(798,204)	(31,824)
Schroders plc	(32,537)	(1,152,260)	124,070
Serco Group plc	(352,642)	(522,945)	(1,860)
Spectris plc	(17,899)	(400,130)	(35,562)
Spirax-Sarco Engineering plc	(7,790)	(363,297)	(26,784)
St. James’s Place plc	(273,918)	(3,253,213)	364,534
Standard Chartered plc	(178,994)	(1,271,291)	(86,732)
Standard Life plc	(390,206)	(1,717,747)	178,244
Tesco plc	(1,245,478)	(2,622,472)	(302,653)
Vodafone Group plc	(308,003)	(927,909)	(11,149)
Whitbread plc	(6,625)	(360,335)	50,356
Worldpay Group plc	(293,782)	(1,087,588)	18,310

			1,300,123

Total of Short Equity Positions			1,085,718

Total of Long and Short Equity Positions			(227,982)

Net Cash and Other Receivables/ (Payables) (b)			466,569

Swaps, at Value			$238,587

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	5-25 months maturity 10/13/2016	$556,036

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
AGL Energy Ltd.	225,506	$3,182,160	$92,888
Ansell Ltd.	125,684	1,788,581	(68,465)
Aurizon Holdings Ltd.	991,698	3,393,221	204,946
Boral Ltd.	368,063	1,810,629	(82,637)
Caltex Australia Ltd.	129,931	3,168,956	(36,325)
CIMIC Group Ltd.	99,676	2,811,972	(120,956)
Coca-Cola Amatil Ltd.	445,568	2,904,521	(154,029)
Cochlear Ltd.	11,743	1,072,599	(1,174)
Flight Centre Travel Group Ltd.	25,011	576,237	18,788
Fortescue Metals Group Ltd.	670,934	1,612,294	183,155
Harvey Norman Holdings Ltd.	319,224	1,049,680	61,088
Iluka Resources Ltd.	86,411	426,790	(793)
Incitec Pivot Ltd.	144,385	363,158	(38,825)
Newcrest Mining Ltd.	83,500	1,376,202	71,007
Oil Search Ltd.	169,293	838,765	16,091
Origin Energy Ltd.	186,670	793,317	22,268
Qantas Airways Ltd.	698,866	1,520,816	(40,393)
Santos Ltd.	226,320	747,443	53,681
Star Entertainment Grp Ltd. (The)	310,051	1,291,870	(28,497)
Tabcorp Holdings Ltd.	395,492	1,300,582	61,797
Tatts Group Ltd.	472,887	1,392,397	(31,555)
Telstra Corp. Ltd.	421,641	1,754,636	7,711
TPG Telecom Ltd.	45,052	411,925	(7,950)
Treasury Wine Estates Ltd.	370,911	2,864,741	(287,327)
Woodside Petroleum Ltd.	99,310	2,001,398	12,336
WorleyParsons Ltd.	124,824	668,594	16,375

			(76,795)

Total of Long Equity Positions			(76,795)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
ALS Ltd.	(514,891)	$(1,977,519)	$71,521
Alumina Ltd.	(1,420,405)	(1,538,392)	142,177
AMP Ltd.	(360,258)	(1,481,835)	77,834
APA Group	(704,037)	(4,579,512)	(317,322)
AusNet Services	(518,396)	(601,249)	(37,217)
Australia & New Zealand Banking Group Ltd.	(22,196)	(412,844)	8,432
Bank of Queensland Ltd.	(100,433)	(821,207)	19,927
Brambles Ltd.	(184,725)	(1,758,527)	33,863
Commonwealth Bank of Australia	(24,939)	(1,423,833)	24,003
Computershare Ltd.	(288,151)	(2,253,420)	260,881
Crown Resorts Ltd.	(110,694)	(971,419)	(81,445)
CSL Ltd.	(23,946)	(2,092,794)	73,367
Healthscope Ltd.	(1,447,946)	(3,131,259)	15,378
Insurance Australia Group Ltd.	(718,760)	(3,064,864)	104,099
Medibank Pvt Ltd.	(643,865)	(1,549,639)	121,830
National Australia Bank Ltd.	(19,310)	(381,048)	10,307
Platinum Asset Management Ltd.	(226,294)	(1,077,505)	94,692
QBE Insurance Group Ltd.	(66,665)	(601,884)	75,257
Ramsay Health Care Ltd.	(48,512)	(2,649,078)	27,222
SEEK Ltd.	(422,629)	(4,968,730)	117,100
Sonic Healthcare Ltd.	(115,646)	(1,862,635)	(12,810)
South32 Ltd.	(319,452)	(383,879)	9,230
Suncorp Group Ltd.	(72,172)	(675,696)	13,884
Sydney Airport	(72,091)	(385,318)	8,885
Transurban Group	(164,918)	(1,467,402)	(17,977)
Vocus Communications Ltd.	(63,721)	(440,869)	19,978
Westpac Banking Corp.	(49,727)	(1,121,502)	18,779

			881,875

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
James Hardie Industries plc	(32,891)	$(523,680)	$14,285

Total of Short Equity Positions			896,160

Total of Long and Short Equity Positions			819,365

Net Cash and Other Receivables/ (Payables) (b)			(263,329)

Swaps, at Value			$556,036

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread which is denominated in EUR based on the local currencies of the positions within the swap.	4-25 months maturity 10/12/2016	$(2,580,989)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	4,769	$564,120	$(41,578)
Air France-KLM	81,922	622,426	(105,431)
Arkema SA	6,136	491,158	(22,044)
Atos SE	30,504	2,740,031	(225,008)
AXA SA	42,352	1,024,961	(187,551)
BioMerieux	3,195	421,062	11,859
Capgemini SA	17,707	1,698,926	(170,939)
Cie de Saint-Gobain	13,401	580,694	(72,721)
Cie Generale des Etablissements Michelin	13,209	1,360,587	(115,763)
CNP Assurances	94,312	1,593,699	(202,243)
Dassault Systemes	4,876	374,793	(7,162)
Eiffage SA	26,532	1,986,038	(99,877)
Elior Participations SCA	10,760	243,798	(10,315)
Eutelsat Communications SA	39,373	708,047	35,122
Faurecia	35,095	1,362,724	(248,544)
Imerys SA	2,643	186,759	(18,120)
Ipsen SA	19,189	1,213,622	(37,895)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Lagardere SCA	32,452	$751,832	$(45,935)
Numericable-SFR SA	15,427	480,717	(95,199)
Orange SA	114,563	1,954,050	(91,197)
Peugeot SA	265,557	4,039,773	(856,782)
Publicis Groupe SA	11,037	755,717	(17,314)
Renault SA	14,256	1,270,119	(193,827)
Safran SA	21,282	1,449,151	(15,982)
Sanofi	9,446	758,850	25,949
SCOR SE	50,299	1,634,942	(147,850)
SEB SA	4,865	618,068	(31,465)
Societe BIC SA	7,480	990,721	63,169
Sodexo SA	20,805	2,189,107	39,721
Technip SA	6,720	369,684	(5,964)
Teleperformance	32,297	2,821,784	(70,659)
Television Francaise 1	9,635	119,247	(17,209)
Thales SA	41,968	3,567,933	(82,730)
TOTAL SA	16,809	791,324	14,769
Valeo SA	41,109	2,046,229	(221,233)
Veolia Environnement SA	80,706	1,827,103	(84,287)

			(3,352,235)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Sports Direct International plc	142,071	$684,051	$(75,752)

Total of Long Equity Positions			(3,427,987)

Short Positions

Common Stocks
France
Accor SA	(20,967)	(923,261)	119,886
Air Liquide SA	(20,723)	(2,179,927)	20,970
Airbus Group SE	(21,063)	(1,241,254)	33,924
Alstom SA	(54,292)	(1,369,813)	116,290
Bollore SA	(451,466)	(1,626,756)	106,888
Bouygues SA	(22,697)	(719,595)	69,364
Bureau Veritas SA	(36,991)	(805,621)	28,993
Carrefour SA	(77,402)	(2,084,215)	180,463
Credit Agricole SA	(39,581)	(380,408)	47,653
Danone SA	(30,169)	(2,101,814)	(9,492)
Edenred	(187,700)	(3,485,239)	(358,126)
Electricite de France SA	(151,444)	(1,906,016)	69,724
Essilor International SA	(10,109)	(1,332,897)	4,281
Hermes International	(1,007)	(363,530)	(11,858)
Iliad SA	(2,646)	(565,306)	31,174
Ingenico Group SA	(22,251)	(2,675,162)	96,161
JCDecaux SA	(8,429)	(338,247)	54,047
Kering	(3,924)	(658,411)	26,718
Legrand SA	(9,423)	(518,895)	36,519
L’Oreal SA	(12,324)	(2,297,859)	(61,613)
LVMH Moet Hennessy Louis Vuitton SE	(3,244)	(522,670)	33,686

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Natixis SA	(187,319)	$(869,219)	$164,363
Orpea	(13,512)	(1,104,781)	(3,159)
Pernod Ricard SA	(7,707)	(842,619)	(10,672)
Plastic Omnium SA	(7,938)	(264,494)	42,579
Remy Cointreau SA	(6,935)	(584,181)	(12,792)
Suez	(33,575)	(555,467)	31,780
Vallourec SA	(274,224)	(1,023,765)	53,850
Zodiac Aerospace	(153,146)	(3,642,187)	69,523

			971,124

Luxembourg
Eurofins Scientific SE	(2,320)	(881,295)	21,799
SES SA	(24,109)	(503,012)	(13,103)

			8,696

Total of Short Equity Positions			979,820

Total of Long and Short Equity Positions			(2,448,167)

Net Cash and Other Receivables/ (Payables) (b)			(132,822)

Swaps, at Value			$(2,580,989)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	5-25 months maturity 10/14/2016	$278,302

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	215,000	$670,633	$(22,762)
CLP Holdings Ltd.	309,000	2,977,206	179,287
HKT Trust & HKT Ltd.	1,169,000	1,708,044	(21,862)
Kerry Properties Ltd.	422,500	1,060,306	(14,274)
Li & Fung Ltd.	1,352,000	696,965	(41,386)
New World Development Co. Ltd.	2,153,817	2,079,373	113,998
Power Assets Holdings Ltd.	111,500	1,106,047	(80,857)
Sino Land Co. Ltd.	720,000	1,132,236	53,234
SJM Holdings Ltd.	826,000	519,932	(14,175)
Techtronic Industries Co. Ltd.	184,000	755,380	13,004
VTech Holdings Ltd.	64,800	703,507	(20,358)
WH Group Ltd.	5,046,000	3,902,862	93,545
Wheelock & Co. Ltd.	171,000	800,093	3,204
Yue Yuen Industrial Holdings Ltd.	568,000	2,217,602	33,564

			274,162

Total of Long Equity Positions			274,162

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(494,200)	(2,936,552)	(35,431)
ASM Pacific Technology Ltd.	(160,500)	(1,189,223)	35,157
Cathay Pacific Airways Ltd.	(902,000)	(1,413,737)	90,447
Cheung Kong Property Holdings Ltd.	(117,500)	(761,034)	20,707
Galaxy Entertainment Group Ltd.	(364,000)	(1,188,099)	99,003

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Haitong International Securities Group Ltd.	(842,000)	$(492,477)	$(18,815)
Hang Lung Properties Ltd.	(1,132,000)	(2,238,246)	(48,733)
Hong Kong & China Gas Co. Ltd.	(3,267,430)	(5,941,467)	(28,848)
Hysan Development Co. Ltd.	(101,000)	(442,661)	(7,751)
MGM China Holdings Ltd.	(1,506,000)	(2,087,509)	121,117
MTR Corp. Ltd.	(610,568)	(2,894,889)	(202,672)
Sands China Ltd.	(117,600)	(412,444)	14,496
Sun Hung Kai Properties Ltd.	(36,000)	(431,308)	(3,172)
Swire Pacific Ltd.	(36,000)	(403,538)	(3,306)
Value Partners Group Ltd.	(1,401,000)	(1,383,106)	85,788
Wynn Macau Ltd.	(1,333,600)	(2,033,594)	101,096

			$219,083

Total of Short Equity Positions			219,083

Total of Long and Short Equity Positions			493,245

Net Cash and Other Receivables/ (Payables) (b)			(214,943)

Swaps, at Value			$278,302

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
JPMC
Cash	$1,670,000	$—	$1,670,000

CITI
Investment Companies	221,646	—	221,646

MSIP
Investment Companies	134,935,393	—	134,935,393

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SHORT-TERM INVESTMENTS - 91.5%	SHARES	VALUE (Note 5)
Investment Companies - 29.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(a)(b)	9,423,002	$9,423,002
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(a)(b)	190,051	190,051

Total Investment Companies (cost $9,613,053)		9,613,053

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligation - 61.6%
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(c)
(cost $19,804,666)	$19,833	19,813,543

TOTAL SHORT-TERM INVESTMENTS (cost $29,417,719)		29,426,596

TOTAL INVESTMENTS IN SECURITIES, AT VALUE-91.5% (cost $29,417,719)		29,426,596

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5% (d)		2,724,156

NET ASSETS - 100.0%		$32,150,752

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Forward effective interest rate swap contracts outstanding as of June 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CRSU	(1)	2.000%	AUD	3,300,000	$(8,337)	09/13/2018	$21,075
CRSU	(1)	2.000%	AUD	2,700,000	(5,493)	09/13/2018	15,915
CRSU	(1)	2.000%	AUD	3,500,000	11,109	09/13/2018	2,401
CRSU	(1)	2.000%	AUD	700,000	(1,769)	09/13/2018	4,471
CRSU	(1)	2.000%	AUD	2,800,000	6,210	09/13/2018	4,598
CRSU	(1)	2.000%	AUD	37,600,000	(83,820)	09/13/2018	228,958
CRSU	(1)	2.000%	AUD	3,200,000	(4,278)	09/13/2018	16,630
CRSU	(1)	2.000%	AUD	3,300,000	10,474	09/13/2018	2,264
CRSU	(1)	2.000%	AUD	1,700,000	6,108	09/13/2018	455
CRSU	(1)	2.000%	AUD	11,900,000	32,550	09/13/2018	13,385
CRSU	(1)	2.000%	AUD	2,900,000	6,432	09/13/2018	4,762
CRSU	(1)	2.000%	AUD	2,700,000	(494)	09/13/2018	10,916
CRSU	(1)	2.000%	AUD	3,200,000	(6,533)	09/13/2018	18,885
CRSU	(2)	3.000%	AUD	7,800,000	181,810	09/10/2026	242,116
CRSU	(2)	3.000%	AUD	7,800,000	166,415	09/10/2026	257,511
CRSU	2.000%	(1)	AUD	3,000,000	(5,023)	09/13/2018	(6,557)
CRSU	2.000%	(1)	AUD	2,700,000	3,103	09/13/2018	(13,525)
CRSU	2.000%	(1)	AUD	34,950,000	(12,116)	09/13/2018	(122,793)
CRSU	2.000%	(1)	AUD	34,950,000	(18,441)	09/13/2018	(116,468)
CRSU	2.000%	(1)	AUD	15,700,000	27,491	09/13/2018	(88,094)
CRSU	2.000%	(1)	AUD	5,400,000	9,456	09/13/2018	(30,299)
CRSU	2.500%	(2)	AUD	700,000	(3,723)	09/10/2026	(10,430)
CRSU	2.500%	(2)	AUD	400,000	(7,508)	09/10/2026	(580)
CRSU	2.500%	(2)	AUD	600,000	(866)	09/10/2026	(11,266)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	2.500%	(2)	AUD	2,800,000	$ (9,118)	09/10/2026	$ (47,497)
CRSU	3.000%	(2)	AUD	600,000	(7,599)	09/10/2026	(25,011)
CRSU	3.000%	(2)	AUD	8,400,000	(133,588)	09/10/2026	(322,948)
CRSU	3.000%	(2)	AUD	100,000	(1,852)	09/10/2026	(3,583)
CRSU	3.000%	(2)	AUD	100,000	(1,750)	09/10/2026	(3,685)
CRSU	3.000%	(2)	AUD	800,000	(11,023)	09/10/2026	(32,457)
CRSU	3.000%	(2)	AUD	600,000	(9,478)	09/10/2026	(23,132)
CRSU	3.000%	(2)	AUD	600,000	(13,202)	09/10/2026	(19,408)
CRSU	(3)	0.500%	CAD	2,700,000	(11,869)	09/17/2018	(3,130)
CRSU	(3)	0.500%	CAD	8,600,000	(41,867)	09/17/2018	(5,905)
CRSU	(3)	1.000%	CAD	2,600,000	4,145	09/17/2018	1,356
CRSU	(3)	1.000%	CAD	2,700,000	5,170	09/17/2018	542
CRSU	(3)	1.500%	CAD	600,000	(1,975)	09/14/2026	9,407
CRSU	(3)	1.500%	CAD	3,900,000	21,956	09/14/2026	26,352
CRSU	(3)	1.500%	CAD	2,300,000	9,694	09/14/2026	18,795
CRSU	(3)	1.500%	CAD	900,000	(10,284)	09/14/2026	21,432
CRSU	(3)	1.500%	CAD	500,000	(4,430)	09/14/2026	10,623
CRSU	(3)	1.500%	CAD	600,000	(5,411)	09/14/2026	12,843
CRSU	(3)	1.500%	CAD	900,000	(5,070)	09/14/2026	16,218
CRSU	(3)	1.500%	CAD	600,000	(7,990)	09/14/2026	15,422
CRSU	(3)	1.500%	CAD	1,600,000	4,109	09/14/2026	15,709
CRSU	(3)	1.500%	CAD	700,000	(14,117)	09/14/2026	22,788
CRSU	0.500%	(3)	CAD	2,700,000	14,676	09/17/2018	323
CRSU	0.500%	(3)	CAD	3,600,000	19,412	09/17/2018	586
CRSU	0.500%	(3)	CAD	2,700,000	14,511	09/17/2018	487
CRSU	0.500%	(3)	CAD	11,100,000	71,988	09/17/2018	(10,329)
CRSU	0.500%	(3)	CAD	30,000	194	09/17/2018	(28)
CRSU	0.500%	(3)	CAD	18,200,000	48,940	09/17/2018	52,160
CRSU	0.500%	(3)	CAD	10,900,000	32,844	09/17/2018	27,706
CRSU	0.500%	(3)	CAD	7,400,000	25,235	09/17/2018	15,871
CRSU	0.500%	(3)	CAD	21,000,000	106,142	09/17/2018	10,512
CRSU	0.500%	(3)	CAD	4,000,000	16,067	09/17/2018	6,153
CRSU	0.500%	(3)	CAD	4,700,000	23,755	09/17/2018	2,353
CRSU	1.000%	(3)	CAD	2,600,000	2,880	09/17/2018	(8,381)
CRSU	1.000%	(3)	CAD	2,600,000	(1,070)	09/17/2018	(4,431)
CRSU	1.000%	(3)	CAD	3,600,000	(208)	09/17/2018	(7,409)
CRSU	1.000%	(3)	CAD	400,000	(779)	09/17/2018	(67)
CRSU	1.500%	(3)	CAD	600,000	(6,745)	09/14/2026	(687)
CRSU	1.500%	(3)	CAD	600,000	(1,221)	09/14/2026	(6,211)
CRSU	1.500%	(3)	CAD	1,900,000	11,468	09/14/2026	(35,002)
CRSU	1.500%	(3)	CAD	100,000	(714)	09/14/2026	(525)
CRSU	1.500%	(3)	CAD	600,000	5,649	09/14/2026	(13,081)
CRSU	(4)	0.250%	CHF	200,000	(2,955)	09/16/2026	5,694
CRSU	(4)	0.250%	CHF	400,000	(8,223)	09/16/2026	13,700
CRSU	(4)	0.250%	CHF	2,800,000	(42,588)	09/16/2026	80,923
CRSU	(4)	0.250%	CHF	400,000	(9,303)	09/16/2026	14,780
CRSU	(4)	0.250%	CHF	2,000,000	51,868	09/16/2026	88,868
CRSU	(4)	0.250%	CHF	10,100,000	361,741	09/16/2026	348,975
CRSU	(4)	0.250%	CHF	400,000	13,428	09/16/2026	14,719
CRSU	(4)	0.250%	CHF	400,000	(6,441)	09/16/2026	11,918
CRSU	(4)	0.250%	CHF	400,000	(5,161)	09/16/2026	10,638
CRSU	(4)	0.250%	CHF	500,000	(9,455)	09/16/2026	16,301
CRSU	(4)	0.750%	CHF	37,500,000	29,005	09/19/2018	83,514
CRSU	(4)	0.750%	CHF	1,300,000	—	09/19/2018	3,901
CRSU	(4)	0.750%	CHF	25,000,000	19,279	09/19/2018	55,733

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	0.250%	(4)	CHF	7,500,000	$ (189,186)	09/16/2026	$ (338,574)
CRSU	0.250%	(4)	CHF	5,000,000	(126,342)	09/16/2026	(225,498)
CRSU	0.250%	(4)	CHF	100,000	(818)	09/16/2026	(550)
CRSU	0.750%	(4)	CHF	1,900,000	287	09/19/2018	(5,988)
CRSU	0.750%	(4)	CHF	13,200,000	(33,009)	09/19/2018	(6,597)
CRSU	0.750%	(4)	CHF	3,700,000	6,034	09/19/2018	(17,136)
CRSU	0.750%	(4)	CHF	2,000,000	2,917	09/19/2018	(8,918)
CRSU	0.750%	(4)	CHF	1,900,000	183	09/19/2018	(5,884)
CRSU	0.750%	(4)	CHF	2,000,000	(2,904)	09/19/2018	(3,096)
CRSU	0.750%	(4)	CHF	2,000,000	3,262	09/19/2018	(9,263)
CRSU	0.750%	(4)	CHF	50,300,000	9,205	09/19/2018	(160,130)
CRSU	0.750%	(4)	CHF	10,400,000	6,642	09/19/2018	(37,847)
CRSU	0.750%	(4)	CHF	1,900,000	1,711	09/19/2018	(7,412)
CRSU	0.750%	(4)	CHF	2,200,000	1,320	09/19/2018	(7,921)
CRSU	(5)	0.500%	EUR	2,200,000	32,354	09/19/2018	2,524
CRSU	(5)	0.500%	EUR	1,900,000	25,103	09/19/2018	5,019
CRSU	(5)	0.500%	EUR	9,500,000	118,578	09/19/2018	32,031
CRSU	(5)	0.500%	EUR	400,000	5,301	09/19/2018	1,041
CRSU	(5)	0.500%	EUR	19,000,000	232,727	09/19/2018	68,493
CRSU	(5)	0.500%	EUR	300,000	3,938	09/19/2018	818
CRSU	(5)	0.500%	EUR	2,800,000	38,501	09/19/2018	5,889
CRSU	(5)	0.500%	EUR	2,000,000	27,128	09/19/2018	4,579
CRSU	(5)	0.500%	EUR	1,800,000	27,927	09/19/2018	609
CRSU	(5)	0.500%	EUR	41,800,000	548,637	09/19/2018	114,046
CRSU	(5)	0.500%	EUR	1,800,000	21,046	09/19/2018	7,490
CRSU	(5)	0.500%	EUR	37,700,000	447,813	09/19/2018	149,870
CRSU	(5)	1.000%	EUR	600,000	15,357	09/16/2026	20,015
CRSU	(5)	1.000%	EUR	2,000,000	81,284	09/16/2026	36,621
CRSU	(5)	1.000%	EUR	1,200,000	56,097	09/16/2026	14,646
CRSU	(5)	1.000%	EUR	500,000	18,585	09/16/2026	10,892
CRSU	(5)	1.000%	EUR	3,200,000	126,057	09/16/2026	62,591
CRSU	(5)	1.000%	EUR	1,100,000	32,099	09/16/2026	32,749
CRSU	(5)	1.000%	EUR	400,000	16,451	09/16/2026	7,130
CRSU	(5)	1.000%	EUR	2,300,000	100,878	09/16/2026	34,713
CRSU	0.500%	(5)	EUR	1,800,000	(24,651)	09/19/2018	(3,886)
CRSU	0.500%	(5)	EUR	2,300,000	(31,155)	09/19/2018	(5,309)
CRSU	0.500%	(5)	EUR	6,400,000	(94,531)	09/19/2018	(6,933)
CRSU	0.500%	(5)	EUR	3,500,000	(44,951)	09/19/2018	(10,536)
CRSU	0.500%	(5)	EUR	5,200,000	(73,400)	09/19/2018	(9,039)
CRSU	0.500%	(5)	EUR	300,000	(2,888)	09/16/2026	1,973
CRSU	0.500%	(5)	EUR	2,000,000	(27,315)	09/19/2018	(4,392)
CRSU	0.500%	(5)	EUR	11,300,000	(154,333)	09/19/2018	(24,813)
CRSU	0.500%	(5)	EUR	5,500,000	(69,548)	09/19/2018	(17,648)
CRSU	0.500%	(5)	EUR	16,000,000	(207,265)	09/19/2018	(46,394)
CRSU	0.500%	(5)	EUR	10,100,000	(134,297)	09/19/2018	(25,825)
CRSU	0.500%	(5)	EUR	2,300,000	(30,583)	09/19/2018	(5,880)
CRSU	1.000%	(5)	EUR	400,000	(9,720)	09/16/2026	(13,861)
CRSU	1.000%	(5)	EUR	1,900,000	(63,058)	09/16/2026	(48,952)
CRSU	1.000%	(5)	EUR	400,000	(14,100)	09/16/2026	(9,481)
CRSU	1.000%	(5)	EUR	7,800,000	(255,186)	09/16/2026	(204,645)
CRSU	1.000%	(5)	EUR	3,900,000	(145,638)	09/16/2026	(84,278)
CRSU	1.000%	(5)	EUR	400,000	(14,415)	09/16/2026	(9,166)
CRSU	1.000%	(5)	EUR	400,000	(21,897)	09/16/2026	(1,684)
CRSU	(4)	1.000%	GBP	17,000,000	57,278	09/19/2018	180,376
CRSU	(4)	1.000%	GBP	30,200,000	123,316	09/19/2018	298,868

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	(4)	1.000%	GBP	1,400,000	$ 4,558	09/19/2018	$ 15,013
CRSU	(4)	1.000%	GBP	3,700,000	20,175	09/19/2018	31,549
CRSU	(4)	1.000%	GBP	1,400,000	4,558	09/19/2018	15,013
CRSU	(4)	1.000%	GBP	1,400,000	3,297	09/19/2018	16,275
CRSU	(4)	1.500%	GBP	300,000	(2,329)	09/16/2026	21,874
CRSU	(4)	1.500%	GBP	300,000	2,258	09/16/2026	17,287
CRSU	(4)	1.500%	GBP	4,700,000	(10,670)	09/16/2026	316,869
CRSU	(4)	1.500%	GBP	300,000	5,836	09/16/2026	13,709
CRSU	(4)	1.500%	GBP	200,000	6,957	09/16/2026	6,073
CRSU	(4)	1.500%	GBP	400,000	783	09/16/2026	25,276
CRSU	(4)	1.500%	GBP	300,000	2,313	09/16/2026	17,232
CRSU	(4)	1.500%	GBP	300,000	(1,380)	09/16/2026	20,925
CRSU	1.000%	(4)	GBP	3,200,000	(14,210)	09/19/2018	(30,525)
CRSU	1.000%	(4)	GBP	8,300,000	(20,668)	09/19/2018	(95,362)
CRSU	1.000%	(4)	GBP	1,400,000	(10,246)	09/19/2018	(9,325)
CRSU	1.000%	(4)	GBP	21,700,000	(47,159)	09/19/2018	(256,199)
CRSU	1.000%	(4)	GBP	1,500,000	(3,493)	09/19/2018	(17,477)
CRSU	1.000%	(4)	GBP	1,400,000	(3,486)	09/19/2018	(16,086)
CRSU	1.000%	(4)	GBP	700,000	(2,359)	09/19/2018	(7,427)
CRSU	1.000%	(4)	GBP	1,500,000	(5,529)	09/19/2018	(15,441)
CRSU	1.000%	(4)	GBP	900,000	(7,755)	09/19/2018	(4,827)
CRSU	1.000%	(4)	GBP	1,400,000	(8,076)	09/19/2018	(11,495)
CRSU	1.500%	(4)	GBP	6,200,000	(15,763)	09/16/2026	(388,160)
CRSU	1.500%	(4)	GBP	300,000	2,398	09/16/2026	(21,943)
CRSU	1.500%	(4)	GBP	300,000	2,073	09/16/2026	(21,618)
CRSU	(4)	0.250%	JPY	60,000,000	6,549	09/16/2026	10,603
CRSU	(4)	0.250%	JPY	2,880,000,000	(70,417)	09/19/2018	20,647
CRSU	(4)	0.250%	JPY	220,000,000	(2,912)	09/19/2018	(890)
CRSU	(4)	0.250%	JPY	210,000,000	61,500	09/16/2026	(1,469)
CRSU	(4)	0.250%	JPY	195,000,000	7,156	09/16/2026	48,587
CITG	(4)	0.250%	JPY	2,170,000,000	(28,943)	09/19/2018	(8,558)
CRSU	(4)	0.250%	JPY	40,000,000	4,366	09/16/2026	7,069
CRSU	(4)	0.250%	JPY	40,000,000	4,319	09/16/2026	7,116
CRSU	(4)	0.250%	JPY	1,370,000,000	(6,597)	09/19/2018	(17,078)
CRSU	(4)	0.250%	JPY	620,000,000	(9,620)	09/19/2018	(1,094)
CRSU	(4)	0.250%	JPY	2,990,000,000	(30,047)	09/19/2018	(21,624)
CRSU	(4)	0.250%	JPY	620,000,000	(9,681)	09/19/2018	(1,033)
CRSU	(4)	0.250%	JPY	1,370,000,000	(17,959)	09/19/2018	(5,716)
CRSU	(4)	0.250%	JPY	80,000,000	14,263	09/16/2026	8,606
CRSU	(4)	0.250%	JPY	6,490,000,000	(91,409)	09/19/2018	(20,746)
CRSU	(4)	0.250%	JPY	2,770,000,000	(28,594)	09/19/2018	(19,275)
CRSU	(4)	0.250%	JPY	1,380,000,000	(14,246)	09/19/2018	(9,602)
CRSU	(4)	0.250%	JPY	50,000,000	3,493	09/16/2026	10,801
CRSU	(4)	0.250%	JPY	50,000,000	10,587	09/16/2026	3,706
CRSU	(4)	0.250%	JPY	195,000,000	15,021	09/16/2026	40,723
CRSU	0.250%	(4)	JPY	240,000,000	3,686	09/19/2018	461
CRSU	0.250%	(4)	JPY	120,000,000	(9,754)	09/16/2026	(24,550)
CRSU	0.250%	(4)	JPY	280,000,000	5,142	09/19/2018	(303)
CRSU	0.250%	(4)	JPY	1,120,000,000	12,682	09/19/2018	6,674
CRSU	0.250%	(4)	JPY	580,000,000	(16,362)	09/16/2026	(149,439)
CRSU	0.250%	(4)	JPY	270,000,000	(27,491)	09/16/2026	(49,692)
CRSU	0.250%	(4)	JPY	250,000,000	3,894	09/19/2018	427
CRSU	0.250%	(4)	JPY	120,000,000	(9,693)	09/16/2026	(24,611)
CRSU	0.250%	(4)	JPY	50,000,000	(4,273)	09/16/2026	(10,020)
CRSU	0.250%	(4)	JPY	340,000,000	5,295	09/19/2018	580

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	0.250%	(4)	JPY	540,000,000	$ (50,539)	09/16/2026	$ (103,827)
CRSU	0.250%	(4)	JPY	230,000,000	4,096	09/19/2018	(122)
CRSU	0.250%	(4)	JPY	220,000,000	2,719	09/19/2018	1,083
CRSU	0.250%	(4)	JPY	210,000,000	2,961	09/19/2018	668
CRSU	0.250%	(4)	JPY	540,000,000	(62,437)	09/16/2026	(91,929)
CRSU	0.250%	(4)	JPY	1,030,000,000	14,995	09/19/2018	2,805
CRSU	0.250%	(4)	JPY	280,000,000	(25,974)	09/16/2026	(54,068)
CRSU	0.250%	(4)	JPY	1,120,000,000	9,411	09/19/2018	9,944
CRSU	0.250%	(4)	JPY	820,000,000	11,938	09/19/2018	2,233
CRSU	0.250%	(4)	JPY	210,000,000	2,961	09/19/2018	668
CRSU	(6)	1.000%	NOK	21,200,000	3,461	09/19/2018	3,510
CRSU	(6)	1.000%	NOK	16,600,000	4,985	09/19/2018	473
CRSU	(6)	1.000%	NOK	18,400,000	463	09/19/2018	5,587
CRSU	(6)	1.000%	NOK	16,700,000	495	09/19/2018	4,996
CRSU	(6)	1.000%	NOK	18,100,000	(454)	09/19/2018	6,406
CRSU	(6)	1.000%	NOK	17,500,000	3,045	09/19/2018	2,710
CRSU	(6)	1.000%	NOK	31,100,000	18,208	09/19/2018	(7,981)
CRSU	(6)	1.000%	NOK	16,800,000	2,599	09/19/2018	2,926
CRSU	(6)	1.500%	NOK	3,700,000	4,575	09/16/2026	1,787
CRSU	(6)	1.500%	NOK	20,820,000	(39,139)	09/16/2026	74,943
CRSU	(6)	1.500%	NOK	3,600,000	3,021	09/16/2026	3,170
CRSU	(6)	1.500%	NOK	5,800,000	(8,299)	09/16/2026	18,273
CRSU	(6)	1.500%	NOK	20,820,000	(38,706)	09/16/2026	74,510
CRSU	(6)	1.500%	NOK	2,400,000	(15)	09/16/2026	4,142
CRSU	(6)	1.500%	NOK	3,800,000	(4,523)	09/16/2026	11,058
CRSU	(6)	1.500%	NOK	27,760,000	(51,230)	09/16/2026	98,968
CRSU	1.000%	(6)	NOK	98,430,000	(34,246)	09/19/2018	1,878
CRSU	1.000%	(6)	NOK	17,500,000	(4,399)	09/19/2018	(1,356)
CRSU	1.000%	(6)	NOK	17,600,000	(8,755)	09/19/2018	2,967
CRSU	1.000%	(6)	NOK	11,700,000	(5,836)	09/19/2018	1,989
CRSU	1.000%	(6)	NOK	98,430,000	(33,927)	09/19/2018	1,559
CRSU	1.000%	(6)	NOK	3,900,000	(2,188)	09/19/2018	906
CRSU	1.000%	(6)	NOK	131,240,000	(44,758)	09/19/2018	1,601
CRSU	1.000%	(6)	NOK	17,500,000	(9,200)	09/19/2018	3,445
CRSU	1.000%	(6)	NOK	23,800,000	(8,792)	09/19/2018	966
CRSU	1.000%	(6)	NOK	16,600,000	(4,985)	09/19/2018	(473)
CRSU	1.000%	(6)	NOK	22,200,000	556	09/19/2018	(7,857)
CRSU	1.000%	(6)	NOK	163,600,000	(95,779)	09/19/2018	41,981
CRSU	1.500%	(6)	NOK	3,700,000	11,350	09/16/2026	(17,712)
CRSU	1.500%	(6)	NOK	4,300,000	4,158	09/16/2026	(11,553)
CRSU	1.500%	(6)	NOK	3,600,000	8,669	09/16/2026	(14,860)
CRSU	1.500%	(6)	NOK	3,800,000	2,824	09/16/2026	(9,359)
CRSU	1.500%	(6)	NOK	3,600,000	13,073	09/16/2026	(19,264)
CRSU	1.500%	(6)	NOK	3,600,000	11,653	09/16/2026	(17,844)
CRSU	1.500%	(6)	NOK	3,600,000	5,788	09/16/2026	(11,979)
CRSU	(1)	2.500%	NZD	8,100,000	19,582	09/12/2018	12,454
CRSU	(1)	2.500%	NZD	30,800,000	66,438	09/12/2018	55,379
CRSU	(1)	2.500%	NZD	3,900,000	12,875	09/12/2018	2,550
CRSU	(1)	2.500%	NZD	3,200,000	9,532	09/12/2018	3,125
CRSU	(1)	2.500%	NZD	3,500,000	12,160	09/12/2018	1,683
CRSU	(1)	2.500%	NZD	1,600,000	3,971	09/12/2018	2,358
CRSU	(1)	2.500%	NZD	3,300,000	10,828	09/12/2018	2,224
CRSU	(1)	2.500%	NZD	3,400,000	11,328	09/12/2018	2,119
CRSU	(1)	2.500%	NZD	19,500,000	15,962	09/12/2018	61,163
CRSU	(1)	2.500%	NZD	3,100,000	12,273	09/12/2018	(13)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	(1)	2.500%	NZD	19,100,000	$ 737	09/12/2018	$ 74,806
CRSU	(1)	2.500%	NZD	51,100,000	123,538	09/12/2018	78,568
CRSU	(1)	2.500%	NZD	11,100,000	31,658	09/12/2018	12,244
CRSU	(1)	2.500%	NZD	5,400,000	15,402	09/12/2018	5,956
CRSU	(1)	2.500%	NZD	19,400,000	7,446	09/12/2018	69,283
CRSU	(1)	3.000%	NZD	1,600,000	34,488	09/16/2026	(2,386)
CRSU	(1)	3.500%	NZD	1,400,000	25,410	09/16/2026	46,519
CRSU	(1)	3.500%	NZD	1,200,000	19,555	09/16/2026	42,098
CRSU	(1)	3.500%	NZD	1,200,000	19,256	09/16/2026	42,398
CRSU	(1)	3.500%	NZD	7,000,000	132,860	09/16/2026	226,785
CRSU	(2)	3.500%	NZD	500,000	9,777	09/16/2026	15,912
CRSU	2.500%	(1)	NZD	5,100,000	(2,981)	09/12/2018	(17,190)
CRSU	2.500%	(1)	NZD	4,100,000	(10,999)	09/12/2018	(5,217)
CRSU	2.500%	(1)	NZD	6,800,000	(3,040)	09/12/2018	(23,855)
CRSU	2.500%	(1)	NZD	2,100,000	(5,782)	09/12/2018	(2,524)
CRSU	2.500%	(1)	NZD	4,900,000	(10,985)	09/12/2018	(8,395)
CRSU	2.500%	(1)	NZD	61,500,000	(148,680)	09/12/2018	(94,558)
CRSU	2.500%	(1)	NZD	6,500,000	(29,322)	09/12/2018	3,614
CRSU	2.500%	(1)	NZD	3,000,000	(9,995)	09/12/2018	(1,870)
CRSU	2.500%	(1)	NZD	25,500,000	(68,408)	09/12/2018	(32,448)
CRSU	3.000%	(1)	NZD	400,000	(603)	09/16/2026	(7,423)
CRSU	3.000%	(1)	NZD	700,000	(2,990)	09/16/2026	(11,055)
CRSU	3.000%	(1)	NZD	700,000	(4,483)	09/16/2026	(9,562)
CRSU	3.000%	(1)	NZD	700,000	1,766	09/16/2026	(15,810)
CRSU	3.000%	(1)	NZD	700,000	(9,346)	09/16/2026	(4,699)
CRSU	3.000%	(1)	NZD	900,000	5,761	09/16/2026	(23,818)
CRSU	3.000%	(1)	NZD	2,500,000	3,007	09/16/2026	(53,168)
CRSU	3.500%	(1)	NZD	4,300,000	(62,807)	09/16/2026	(158,118)
CRSU	3.500%	(1)	NZD	4,400,000	(73,598)	09/16/2026	(152,465)
CRSU	3.500%	(1)	NZD	900,000	(27,078)	09/16/2026	(19,162)
CRSU	3.500%	(1)	NZD	4,300,000	(80,361)	09/16/2026	(140,564)
CRSU	(7)	0.500%	SEK	324,500,000	(190,194)	09/19/2018	122,194
CRSU	(7)	0.500%	SEK	18,200,000	(8,244)	09/19/2018	4,430
CRSU	(7)	0.500%	SEK	17,100,000	(5,432)	09/19/2018	1,849
CRSU	(7)	1.000%	SEK	11,200,000	3,844	09/16/2026	24,829
CRSU	(7)	1.500%	SEK	3,700,000	11,988	09/16/2026	19,409
CRSU	(7)	1.500%	SEK	50,200,000	82,328	09/16/2026	343,657
CRSU	(7)	1.500%	SEK	4,700,000	18,307	09/16/2026	21,576
CRSU	(7)	1.500%	SEK	3,400,000	5,412	09/16/2026	23,440
CRSU	(7)	1.500%	SEK	3,500,000	11,253	09/16/2026	18,447
CRSU	(7)	1.500%	SEK	4,700,000	13,551	09/16/2026	26,332
CRSU	0.500%	(7)	SEK	6,000,000	3,463	09/19/2018	(2,206)
CRSU	0.500%	(7)	SEK	22,300,000	7,582	09/19/2018	(2,908)
CRSU	0.500%	(7)	SEK	17,100,000	13,403	09/19/2018	(9,820)
CRSU	0.500%	(7)	SEK	17,000,000	10,498	09/19/2018	(6,936)
CRSU	0.500%	(7)	SEK	233,300,000	(342,364)	09/19/2018	(168,560)
CRSU	0.500%	(7)	SEK	16,500,000	10,128	09/19/2018	(6,670)
CRSU	0.500%	(7)	SEK	53,200,000	17,300	09/19/2018	(6,152)
CRSU	0.500%	(7)	SEK	16,300,000	10,171	09/19/2018	(6,756)
CRSU	1.000%	(7)	SEK	3,600,000	(4,834)	09/16/2026	(4,382)
CRSU	1.500%	(7)	SEK	3,700,000	(8,733)	09/16/2026	(22,664)
CRSU	1.500%	(7)	SEK	69,800,000	(187,534)	09/16/2026	(404,771)
CRSU	(8)	1.500%	USD	2,000,000	28,629	09/21/2018	825
CRSU	(8)	1.500%	USD	2,100,000	20,775	09/21/2018	10,151
CRSU	(8)	1.500%	USD	2,000,000	19,786	09/21/2018	9,667

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	(8)	1.500%	USD	10,000,000	$ 62,794	09/21/2018	$ 84,472
CRSU	(8)	1.500%	USD	8,900,000	66,237	09/21/2018	64,831
CRSU	(8)	1.500%	USD	2,000,000	22,441	09/21/2018	7,012
CRSU	(8)	1.500%	USD	5,400,000	60,592	09/21/2018	18,932
CRSU	(8)	1.500%	USD	2,900,000	32,540	09/21/2018	10,167
CRSU	(8)	1.500%	USD	2,100,000	14,675	09/21/2018	16,251
CRSU	(8)	1.500%	USD	2,000,000	17,130	09/21/2018	12,323
CRSU	(8)	1.500%	USD	2,200,000	20,509	09/21/2018	11,889
CRSU	(8)	1.500%	USD	2,000,000	20,643	09/21/2018	8,810
CRSU	(8)	1.500%	USD	2,500,000	19,607	09/21/2018	17,210
CRSU	(8)	1.500%	USD	18,000,000	144,232	09/21/2018	120,848
CRSU	(8)	1.500%	USD	400,000	2,763	09/21/2018	3,127
CRSU	(8)	1.500%	USD	300,000	2,078	09/21/2018	2,340
CRSU	(8)	1.500%	USD	6,200,000	48,626	09/21/2018	42,680
CRSU	(8)	1.500%	USD	3,200,000	31,417	09/21/2018	15,709
CRSU	(8)	2.000%	USD	4,900,000	147,681	09/21/2026	129,126
CRSU	(8)	2.250%	USD	2,000,000	99,620	09/21/2026	61,205
CRSU	(8)	2.250%	USD	2,000,000	99,080	09/21/2026	61,746
CRSU	(8)	2.250%	USD	1,900,000	66,550	09/21/2026	86,235
CRSU	(8)	2.250%	USD	400,000	11,491	09/21/2026	20,674
CRSU	(8)	2.250%	USD	1,400,000	55,870	09/21/2026	56,708
CRSU	1.000%	(8)	USD	23,700,000	(64,608)	09/21/2018	(48,852)
CRSU	1.500%	(8)	USD	2,100,000	(9,408)	09/21/2018	(21,518)
CRSU	1.500%	(8)	USD	9,800,000	(91,314)	09/21/2018	(53,007)
CRSU	1.500%	(8)	USD	5,600,000	(51,042)	09/21/2018	(31,428)
CRSU	1.500%	(8)	USD	3,400,000	(34,810)	09/21/2018	(15,261)
CRSU	1.500%	(8)	USD	6,700,000	(50,076)	09/21/2018	(48,592)
CRSU	1.500%	(8)	USD	22,700,000	(168,156)	09/21/2018	(166,140)
CRSU	1.500%	(8)	USD	9,600,000	(92,601)	09/21/2018	(48,775)
CRSU	1.500%	(8)	USD	8,500,000	(53,266)	09/21/2018	(71,911)
CRSU	1.500%	(8)	USD	2,900,000	(41,741)	09/21/2018	(966)
CRSU	1.500%	(8)	USD	9,400,000	(85,675)	09/21/2018	(52,756)
CRSU	1.500%	(8)	USD	3,100,000	(23,511)	09/21/2018	(22,142)
CITG	1.750%	(8)	USD	7,200,000	(98,353)	09/21/2020	(135,030)
CRSU	2.250%	(8)	USD	400,000	(23,716)	09/21/2026	(8,449)
CRSU	2.250%	(8)	USD	500,000	(34,832)	09/21/2026	(5,374)
CRSU	2.250%	(8)	USD	600,000	(32,661)	09/21/2026	(15,587)
CRSU	2.250%	(8)	USD	500,000	(21,312)	09/21/2026	(18,894)
CRSU	2.250%	(8)	USD	3,800,000	(190,599)	09/21/2026	(114,969)
CRSU	2.250%	(8)	USD	400,000	(15,906)	09/21/2026	(16,259)
CRSU	2.250%	(8)	USD	2,100,000	(91,967)	09/21/2026	(76,900)
CRSU	2.250%	(8)	USD	400,000	(15,628)	09/21/2026	(16,537)
CRSU	2.250%	(8)	USD	400,000	(32,919)	09/21/2026	754
CRSU	2.250%	(8)	USD	400,000	(18,482)	09/21/2026	(13,683)

					$(156,658)		$(114,412)

(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month Canadian Bankers’ Acceptance Rate
(4)	6 Month London Interbank Offered Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate
(8)	3 Month London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2016	TRY	268,869	$(221)
BANA	Bovespa Index August Futures	08/2016	BRL	753,381	9,601
SOCG	Corn September Futures^	08/2016	USD	(21,891)	(2,375)
SOCG	Corn September Futures^	08/2016	USD	21,891	3,616
MACQ	Corn September Futures^	08/2016	USD	(129,986)	(13,495)
MACQ	Corn September Futures^	08/2016	USD	129,986	20,336
BANA	H-SHARES Index July Futures	07/2016	HKD	834,060	4,954
GSIN	H-SHARES Index July Futures	07/2016	HKD	832,185	5,196
BANA	KOSPI Index 200 September Futures	09/2016	KRW	2,824,678,016	(12,086)
GSIN	MSCI Singapore Index July Futures	07/2016	SGD	(92,985)	(1,637)
BANA	MSCI Taiwan Stock Index July Futures	07/2016	USD	92,692	2,558
BANA	NSE Nifty 50 Index July Futures	07/2016	INR	(6,710,168)	(2,287)
BANA	SGX S&P CNX Nifty Index July Futures	07/2016	USD	(49,236)	(777)
SOCG	Soybean Meal December Futures^	11/2016	USD	(39,093)	(1,007)
MACQ	Soybean Meal December Futures^	11/2016	USD	(41,244)	1,144
SOCG	Soybean November Futures^	10/2016	USD	(58,137)	474
BANA	Swiss Market Index September Futures	09/2016	CHF	(153,331)	(6,488)
BANA	Taiwan Stock Exchange July Futures	07/2016	TWD	(23,384,940)	(14,522)
BANA	Tel Aviv 25 Index July Futures	07/2016	ILS	(565,595)	1,643
CITI	Wheat September Futures^	08/2016	USD	(51,176)	6,626
BANA	WIG20 Index September Futures	09/2016	PLN	383,923	367

					$1,620

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	MSCL	Corn Futures^	09/2016	$60,719	$54,825	$(5,894)
1	MSCL	Gasoline RBOB Futures^	07/2016	65,095	63,054	(2,041)
13	MSCL	Gold 100 OZ Futures^	08/2016	1,700,733	1,716,780	16,047
1	MSCL	Heating Oil ULSD Futures^	07/2016	63,280	62,526	(754)
2	JPPC	LME Aluminum Futures^	07/2016	76,734	82,150	5,416
1	JPPC	LME Aluminum Futures^	07/2016	37,643	41,084	3,441
3	JPPC	LME Aluminum Futures^	07/2016	113,378	123,307	9,929
1	JPPC	LME Aluminum Futures^	07/2016	37,949	41,107	3,158
1	JPPC	LME Aluminum Futures^	07/2016	38,881	41,112	2,231
1	JPPC	LME Aluminum Futures^	07/2016	39,046	41,117	2,071
1	JPPC	LME Aluminum Futures^	07/2016	39,348	41,140	1,792
1	JPPC	LME Aluminum Futures^	07/2016	40,097	41,144	1,047
1	JPPC	LME Aluminum Futures^	07/2016	40,841	41,119	278
4	JPPC	LME Aluminum Futures^	07/2016	164,806	164,490	(316)
2	JPPC	LME Aluminum Futures^	07/2016	82,199	82,258	59
1	JPPC	LME Aluminum Futures^	08/2016	40,940	41,156	216
1	JPPC	LME Aluminum Futures^	08/2016	39,422	41,180	1,758
9	JPPC	LME Aluminum Futures^	09/2016	350,978	371,532	20,554

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Copper Futures^	07/2016	$ 116,653	$ 121,026	$ 4,373
2	JPPC	LME Copper Futures^	07/2016	239,712	242,118	2,406
2	JPPC	LME Copper Futures^	07/2016	246,919	242,088	(4,831)
1	JPPC	LME Copper Futures^	07/2016	124,966	121,075	(3,891)
1	JPPC	LME Copper Futures^	08/2016	118,252	121,192	2,940
4	JPPC	LME Copper Futures^	09/2016	460,266	484,800	24,534
1	JPPC	LME Lead Futures^	07/2016	43,853	44,639	786
1	JPPC	LME Nickel Futures^	07/2016	53,502	56,434	2,932
1	JPPC	LME Nickel Futures^	07/2016	54,544	56,477	1,933
1	JPPC	LME Nickel Futures^	07/2016	55,113	56,484	1,371
4	JPPC	LME Nickel Futures^	09/2016	205,978	226,608	20,630
1	JPPC	LME Zinc Futures^	07/2016	43,889	52,565	8,676
2	JPPC	LME Zinc Futures^	07/2016	93,421	105,143	11,722
1	JPPC	LME Zinc Futures^	07/2016	46,848	52,575	5,727
1	JPPC	LME Zinc Futures^	07/2016	48,284	52,550	4,266
1	JPPC	LME Zinc Futures^	07/2016	47,329	52,531	5,202
1	JPPC	LME Zinc Futures^	09/2016	51,827	52,667	840
2	JPPC	LME Zinc Futures^	09/2016	96,430	105,313	8,883
12	MSCL	Natural Gas Futures^	07/2016	324,513	350,880	26,367
2	MSCL	Silver Futures^	09/2016	173,688	186,230	12,542
12	BARC	Amsterdam Index Futures	07/2016	1,113,668	1,159,378	45,710
37	BARC	BIST 30 Futures	08/2016	122,726	123,226	500
1	BARC	DAX Index Futures	09/2016	262,276	268,240	5,964
94	BARC	Euro Stoxx 50 Index Futures	09/2016	2,925,009	2,978,236	53,227
16	BARC	FTSE 100 Index Futures	09/2016	1,293,204	1,367,992	74,788
3	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2016	60,663	61,522	859
1	BARC	H-SHARES Index Futures	07/2016	55,914	56,232	318
12	BARC	IBEX 35 Index Futures	07/2016	1,082,124	1,082,312	188
1	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2016	24,589	25,221	632
58	BARC	OMXS30 Index Futures	07/2016	869,431	903,861	34,430
25	BARC	S&P 500 E-Mini Futures	09/2016	2,579,681	2,612,750	33,069
38	BARC	SET50 Index Futures	09/2016	192,339	195,234	2,895
27	BARC	SPI 200 Index Futures	09/2016	2,605,324	2,605,676	352
9	GSCO	10-Year Japanese Government Bond Futures	09/2016	1,326,202	1,331,981	5,779
8	GSCO	10-Year Japanese Government Bond Futures	09/2016	11,785,749	11,846,802	61,053
69	GSCO	Euro-Bund Futures	09/2016	12,652,858	12,796,838	143,980
94	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	12,460,003	12,500,532	40,529

				57,089,836	57,790,509	700,673

Short Contracts:
8	GSCO	Brent Crude Futures^	07/2016	$(389,733)	$(397,680)	$(7,947)
2	JPPC	LME Aluminum Futures^	07/2016	(76,801)	(82,150)	(5,349)
1	JPPC	LME Aluminum Futures^	07/2016	(37,610)	(41,084)	(3,474)
3	JPPC	LME Aluminum Futures^	07/2016	(113,018)	(123,308)	(10,290)
1	JPPC	LME Aluminum Futures^	07/2016	(37,910)	(41,107)	(3,197)
1	JPPC	LME Aluminum Futures^	07/2016	(38,847)	(41,111)	(2,264)
1	JPPC	LME Aluminum Futures^	07/2016	(39,048)	(41,117)	(2,069)
1	JPPC	LME Aluminum Futures^	07/2016	(39,185)	(41,140)	(1,955)
1	JPPC	LME Aluminum Futures^	07/2016	(40,035)	(41,144)	(1,109)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Aluminum Futures^	07/2016	$ (40,997)	$ (41,119)	$ (122)
4	JPPC	LME Aluminum Futures^	07/2016	(164,988)	(164,490)	498
2	JPPC	LME Aluminum Futures^	07/2016	(82,595)	(82,258)	337
1	JPPC	LME Aluminum Futures^	08/2016	(40,851)	(41,156)	(305)
1	JPPC	LME Aluminum Futures^	08/2016	(39,287)	(41,179)	(1,892)
1	JPPC	LME Copper Futures^	07/2016	(115,973)	(121,026)	(5,053)
2	JPPC	LME Copper Futures^	07/2016	(239,495)	(242,117)	(2,622)
2	JPPC	LME Copper Futures^	07/2016	(246,495)	(242,087)	4,408
1	JPPC	LME Copper Futures^	07/2016	(125,204)	(121,075)	4,129
1	JPPC	LME Copper Futures^	08/2016	(117,944)	(121,193)	(3,249)
1	JPPC	LME Lead Futures^	07/2016	(43,791)	(44,638)	(847)
1	JPPC	LME Nickel Futures^	07/2016	(53,461)	(56,434)	(2,973)
1	JPPC	LME Nickel Futures^	07/2016	(54,538)	(56,478)	(1,940)
1	JPPC	LME Nickel Futures^	07/2016	(55,588)	(56,484)	(896)
1	JPPC	LME Zinc Futures^	07/2016	(43,830)	(52,564)	(8,734)
2	JPPC	LME Zinc Futures^	07/2016	(93,170)	(105,143)	(11,973)
1	JPPC	LME Zinc Futures^	07/2016	(46,823)	(52,575)	(5,752)
1	JPPC	LME Zinc Futures^	07/2016	(48,247)	(52,550)	(4,303)
1	JPPC	LME Zinc Futures^	07/2016	(47,569)	(52,532)	(4,963)
1	JPPC	LME Zinc Futures^	09/2016	(51,810)	(52,668)	(858)
1	JPPC	LME Zinc Futures^	09/2016	(51,848)	(52,657)	(809)
1	MSCL	Soybean Futures^	11/2016	(55,323)	(57,663)	(2,340)
4	MSCL	Soybean Meal Futures^	12/2016	(156,339)	(160,400)	(4,061)
27	MSCL	Soybean Oil Futures^	12/2016	(541,782)	(519,533)	22,249
1	MSCL	WTI Crude Futures^	07/2016	(47,393)	(48,330)	(937)
28	BARC	CAC40 Index Futures	07/2016	(1,287,466)	(1,315,631)	(28,165)
24	BARC	FTSE/JSE Top 40 Index Futures	09/2016	(762,117)	(756,860)	5,257
15	BARC	FTSE/MIB Index Futures	09/2016	(1,346,931)	(1,347,598)	(667)
18	BARC	Hang Seng Index Futures	07/2016	(2,329,819)	(2,430,015)	(100,196)
8	BARC	MSCI Singapore Index Futures	07/2016	(180,925)	(188,435)	(7,510)
10	BARC	MSCI Taiwan Stock Index Futures	07/2016	(307,580)	(317,500)	(9,920)
3	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	(373,155)	(378,173)	(5,018)
38	BARC	SGX S&P CNX Nifty Index Futures	07/2016	(617,940)	(633,498)	(15,558)
13	BARC	TOPIX Index Futures	09/2016	(1,644,417)	(1,567,956)	76,461
31	JPMS	Australia 10-Year Bond Futures	09/2016	(3,121,815)	(3,148,906)	(27,091)
21	GSCO	Canadian 10-Year Bond Futures	09/2016	(2,350,708)	(2,406,316)	(55,608)
69	GSCO	Long Gilt Futures	09/2016	(11,501,460)	(11,802,610)	(301,150)
13	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	(1,588,689)	(1,588,133)	556

				(30,830,550)	(31,369,821)	(539,271)

				$26,259,286	$26,420,688	$161,402

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	419,600	$308,684	$312,034	$3,350
Australian Dollar, Expiring 09/21/16	JPMC	AUD	629,400	463,027	468,051	5,024
Brazilian Real, Expiring 09/21/16*	CITI	BRL	3,069,600	853,260	932,654	79,394
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	4,604,400	1,279,893	1,398,983	119,090
Canadian Dollar, Expiring 09/21/16	CITI	CAD	2,241,200	1,718,182	1,735,014	16,832
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	3,361,800	2,577,276	2,602,523	25,247
Swiss Franc, Expiring 09/21/16	CITI	CHF	109,200	111,103	112,344	1,241
Swiss Franc, Expiring 09/21/16	JPMC	CHF	154,800	157,265	159,254	1,989
Chilean Peso, Expiring 09/21/16*	CITI	CLP	144,200,000	206,771	216,315	9,544
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	193,800,000	277,594	290,720	13,126
Colombian Peso, Expiring 09/21/16*	CITI	COP	1,087,200,000	345,200	366,017	20,817
Colombian Peso, Expiring 09/21/16*	JPMC	COP	1,480,800,000	468,810	498,527	29,717
Czech Republic Koruna, Expiring 09/21/16	CITI	CZK	16,080,000	667,100	660,954	(6,146)
Czech Republic Koruna, Expiring 09/21/16	JPMC	CZK	24,120,000	1,000,651	991,430	(9,221)
Euro, Expiring 09/21/16	CITI	EUR	1,393,000	1,574,993	1,550,405	(24,588)
Euro, Expiring 09/21/16	JPMC	EUR	1,986,000	2,244,704	2,210,412	(34,292)
British Pound, Expiring 09/21/16	CITI	GBP	1,075,200	1,558,329	1,432,465	(125,864)
British Pound, Expiring 09/21/16	JPMC	GBP	1,612,800	2,337,348	2,148,697	(188,651)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	259,000	33,395	33,416	21
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	255,000	32,875	32,901	26
Hungarian Forint, Expiring 09/21/16	CITI	HUF	55,498,800	202,017	195,028	(6,989)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	83,248,200	303,022	292,541	(10,481)
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	1,914,000,000	139,293	142,833	3,540
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	2,346,000,000	170,073	175,071	4,998
Israeli Shekel, Expiring 09/21/16	CITI	ILS	40,000	10,459	10,384	(75)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	60,000	$ 15,688	$ 15,576	$ (112)
Indian Rupee, Expiring 09/21/16*	CITI	INR	15,053,000	219,727	219,963	236
Indian Rupee, Expiring 09/21/16*	JPMC	INR	9,300,000	135,650	135,896	246
Japanese Yen, Expiring 09/21/16	CITI	JPY	245,933,600	2,307,224	2,388,095	80,871
Japanese Yen, Expiring 09/21/16	JPMC	JPY	368,900,400	3,460,840	3,582,144	121,304
Korean Won, Expiring 09/21/16*	CITI	KRW	623,612,800	527,547	540,970	13,423
Korean Won, Expiring 09/21/16*	JPMC	KRW	775,363,200	656,622	672,610	15,988
Mexican Peso, Expiring 09/21/16	CITI	MXN	5,433,200	290,840	294,816	3,976
Mexican Peso, Expiring 09/21/16	JPMC	MXN	8,149,800	436,267	442,224	5,957
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	2,480,000	603,622	611,859	8,237
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	3,720,000	905,435	917,790	12,355
Norwegian Krone, Expiring 09/21/16	CITI	NOK	10,957,400	1,315,228	1,309,124	(6,104)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	12,876,600	1,546,127	1,538,417	(7,710)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	1,830,000	1,257,445	1,301,354	43,909
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	2,745,000	1,886,171	1,952,029	65,858
Philippine Peso, Expiring 09/21/16*	CITI	PHP	12,740,000	273,402	269,878	(3,524)
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	7,560,000	162,329	160,147	(2,182)
Poland Zloty, Expiring 09/21/16	CITI	PLN	1,500,800	382,658	379,715	(2,943)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	2,251,200	573,997	569,570	(4,427)
Swedish Krona, Expiring 09/21/16	CITI	SEK	19,589,600	2,366,843	2,323,468	(43,375)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	29,384,400	3,550,270	3,485,203	(65,067)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	984,000	724,565	729,851	5,286
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	606,000	447,126	449,481	2,355
Turkish Lira, Expiring 09/21/16	CITI	TRY	1,685,800	556,726	575,312	18,586
Turkish Lira, Expiring 09/21/16	JPMC	TRY	2,488,200	821,291	849,147	27,856
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	18,660,000	574,461	579,473	5,012
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	1,740,000	53,539	54,034	495
South African Rand, Expiring 09/21/16	CITI	ZAR	4,026,000	257,867	268,960	11,093

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 09/21/16	JPMC	ZAR	6,039,000	$ 387,004	$ 403,436	$ 16,432

				$45,737,835	$45,989,515	$251,680

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(1,672,400)	$(1,208,983)	$(1,243,674)	$(34,691)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(2,508,600)	(1,813,473)	(1,865,511)	(52,038)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(3,305,400)	(889,123)	(1,004,300)	(115,177)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(957,600)	(256,573)	(290,953)	(34,380)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(895,600)	(695,327)	(693,324)	2,003
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(1,343,400)	(1,042,952)	(1,039,987)	2,965
Swiss Franc, Expiring 09/21/16	CITI	CHF	(80,000)	(82,839)	(82,303)	536
Chilean Peso, Expiring 09/21/16*	CITI	CLP	(50,000,000)	(72,817)	(75,005)	(2,188)
Colombian Peso, Expiring 09/21/16*	CITI	COP	(410,000,000)	(133,919)	(138,031)	(4,112)
Colombian Peso, Expiring 09/21/16*	JPMC	COP	(390,000,000)	(128,927)	(131,298)	(2,371)
Czech Republic Koruna, Expiring 09/21/16	CITI	CZK	(24,160,000)	(1,002,935)	(993,074)	9,861
Czech Republic Koruna, Expiring 09/21/16	JPMC	CZK	(21,840,000)	(908,334)	(897,713)	10,621
Euro, Expiring 09/21/16	CITI	EUR	(2,427,200)	(2,714,643)	(2,701,467)	13,176
Euro, Expiring 09/21/16	JPMC	EUR	(3,640,800)	(4,071,981)	(4,052,198)	19,783
British Pound, Expiring 09/21/16	CITI	GBP	(2,298,000)	(3,353,010)	(3,061,574)	291,436
British Pound, Expiring 09/21/16	JPMC	GBP	(3,447,000)	(5,029,508)	(4,592,361)	437,147
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(383,000)	(49,365)	(49,416)	(51)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(22,000,000)	(77,650)	(77,310)	340
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(33,000,000)	(116,597)	(115,966)	631
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(804,000)	(209,415)	(208,717)	698
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(1,206,000)	(314,126)	(313,076)	1,050
Indian Rupee, Expiring 09/21/16*	CITI	INR	(22,040,000)	(321,704)	(322,062)	(358)
Indian Rupee, Expiring 09/21/16*	JPMC	INR	(33,060,000)	(482,555)	(483,092)	(537)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(114,621,200)	$ (1,044,349)	$ (1,113,009)	$ (68,660)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(171,931,800)	(1,566,521)	(1,669,514)	(102,993)
Korean Won, Expiring 09/21/16*	CITI	KRW	(614,448,600)	(521,526)	(533,020)	(11,494)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(774,449,400)	(653,877)	(671,816)	(17,939)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(8,443,600)	(449,340)	(458,166)	(8,826)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(10,742,400)	(569,901)	(582,904)	(13,003)
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	(788,000)	(191,746)	(194,413)	(2,667)
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	(912,000)	(221,263)	(225,007)	(3,744)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(12,470,800)	(1,498,578)	(1,489,936)	8,642
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(18,706,200)	(2,247,863)	(2,234,902)	12,961
Philippine Peso, Expiring 09/21/16*	CITI	PHP	(14,880,000)	(316,702)	(315,211)	1,491
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	(22,320,000)	(475,052)	(472,817)	2,235
Poland Zloty, Expiring 09/21/16	CITI	PLN	(1,812,400)	(457,566)	(458,552)	(986)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(2,718,600)	(686,393)	(687,826)	(1,433)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(14,602,400)	(1,760,419)	(1,731,951)	28,468
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(21,903,600)	(2,640,625)	(2,597,925)	42,700
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(1,120,800)	(813,442)	(831,313)	(17,871)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(1,681,200)	(1,220,162)	(1,246,971)	(26,809)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(26,360,000)	(808,338)	(818,591)	(10,253)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(39,540,000)	(1,212,507)	(1,227,885)	(15,378)
South African Rand, Expiring 09/21/16	CITI	ZAR	(894,800)	(56,146)	(59,777)	(3,631)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(1,342,200)	(84,219)	(89,666)	(5,447)

				(44,473,291)	(44,143,584)	329,707

				$1,264,544	$1,845,931	$581,387

*	Non-deliverable forward (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$130,022	$—	$130,022

BARC
Cash	—	1,318,379	1,318,379

CITG
Cash	—	411,772	411,772

CITI
Cash	(30,000)	—	(30,000)

CRSU
Cash	—	1,031,900	1,031,900

GSCO
Cash	—	633,546	633,546

JPMC
Cash	80,000	—	80,000

JPMS
Cash	—	116,544	116,544

MSCL
Cash	—	81,441	81,441

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,028	$—	$60,028

GSCO
Cash	—	59,352	59,352

JPPC
Cash	—	54,699	54,699

MSCL
Cash	—	67,398	67,398

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

LONG INVESTMENTS - 112.8%	SHARES	VALUE (Note 5)
COMMON STOCKS - 22.9%

Belgium - 0.5%
Ageas (a)	97,929	$3,403,941
bpost SA (a)	75,224	1,925,635
Colruyt SA (a)	12,124	670,917
Proximus SADP (a)	33,005	1,048,849

		7,049,342

Canada - 4.3%
Agnico Eagle Mines Ltd. (1)(a)	26,029	1,392,968
Air Canada (1)†(a)	421,019	2,897,062
Alimentation Couche-Tard, Inc., Class B (1)(a)	47,525	2,040,858
Bank of Montreal (1)(a)	8,434	534,979
Barrick Gold Corp. (1)(a)	180,551	3,854,326
Baytex Energy Corp. (1)(a)	90,419	524,898
BCE, Inc. (1)(a)	11,817	559,226
Canadian Imperial Bank of Commerce (1)(a)	6,849	514,437
Canadian Tire Corp. Ltd., Class A (1)(a)	26,926	2,933,422
Canfor Corp. (1)†(a)	60,056	606,626
CCL Industries, Inc., Class B (1)(a)	10,006	1,741,359
CGI Group, Inc., Class A (1)†(a)	28,965	1,237,338
Constellation Software, Inc. (1)(a)	4,544	1,758,617
Dollarama, Inc. (1)(a)	36,695	2,561,933
Eldorado Gold Corp. (1)	125,656	565,085
Element Financial Corp. (1)(a)	89,741	951,625
Empire Co. Ltd., Class A (1)(a)	91,199	1,356,038
Encana Corp., Class R (1)(a)	85,892	668,149
Enerplus Corp. (1)(a)	217,353	1,431,692
George Weston Ltd. (1)(a)	31,718	2,744,990
Goldcorp, Inc. (1)(a)	89,138	1,705,555
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	24,279	763,164
Kinross Gold Corp. (1)†(a)	610,168	2,994,284
Linamar Corp. (1)(a)	65,727	2,341,233
Loblaw Cos. Ltd. (1)(a)	40,817	2,183,415
Lundin Mining Corp. (1)†	198,129	668,635
Magna International, Inc. (1)(a)	69,900	2,453,628
Metro, Inc. (1)(a)	63,054	2,196,726
Onex Corp. (1)(a)	9,876	603,896
Open Text Corp. (1)(a)	37,560	2,220,835
Ritchie Bros Auctioneers, Inc. (1)(a)	39,995	1,351,586
Saputo, Inc. (1)(a)	31,074	922,876
Seven Generations Energy Ltd., Class A (1)†(a)	27,669	528,130
SNC-Lavalin Group, Inc. (1)(a)	18,453	774,999
Yamana Gold, Inc. (1)(a)	550,042	2,861,010

		55,445,600

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,920,200	1,958,600

Denmark - 1.1%
DSV A/S (a)	40,694	1,711,107
ISS A/S (a)	81,419	3,062,195
Novo Nordisk A/S, Class B (a)	10,122	545,099
Pandora A/S (a)	16,090	2,191,449
TDC A/S	440,611	2,159,201

	SHARES	VALUE (Note 5)
Denmark - 1.1% (continued)
Vestas Wind Systems A/S (a)	71,021	$4,827,259

		14,496,310

Finland - 1.0%
Amer Sports OYJ (a)	46,895	1,286,577
Cargotec OYJ, Class B (a)	41,584	1,694,758
Elisa OYJ (a)	35,073	1,347,616
Huhtamaki OYJ (a)	15,862	658,270
Kesko OYJ, Class B (a)	71,119	3,020,180
Metso OYJ (a)	30,444	715,735
Neste OYJ (a)	90,644	3,250,397
Orion OYJ, Class B (a)	28,774	1,117,289

		13,090,822

Germany - 4.0%
adidas AG (a)	6,547	939,817
Allianz SE (a)	13,778	1,965,534
Aurubis AG (a)	38,845	1,766,389
Brenntag AG (a)	15,834	767,030
Covestro AG 144A (a)(b)	34,307	1,528,046
Deutsche Lufthansa AG (a)	231,917	2,726,769
Deutsche Post AG (a)	49,334	1,389,863
E.ON SE (a)	213,948	2,159,766
Evonik Industries AG (a)	85,758	2,556,323
Fraport AG Frankfurt Airport Services Worldwide (a)	22,573	1,208,578
Freenet AG (a)	91,059	2,345,091
Hannover Rueck SE (a)	11,083	1,161,249
HeidelbergCement AG (a)	24,090	1,814,749
Hella KGaA Hueck & Co. (a)	21,018	674,602
HOCHTIEF AG (a)	47,532	6,136,894
KION Group AG (a)	37,768	1,830,538
Krones AG (a)	5,679	599,879
LANXESS AG (a)	12,298	539,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	16,451	2,758,751
OSRAM Licht AG (a)	128,182	6,659,935
Rheinmetall AG (a)	64,751	3,851,309
RHOEN-KLINIKUM AG (a)	9,739	285,073
Salzgitter AG (a)	18,435	487,424
Software AG (a)	58,648	1,994,157
STADA Arzneimittel AG †(a)	42,871	2,221,883
Suedzucker AG (a)	28,645	630,921
Talanx AG (a)	45,223	1,346,877

		52,346,996

Italy - 1.7%
A2A SpA	2,282,796	2,993,340
Atlantia SpA (a)	24,328	607,834
Buzzi Unicem SpA (a)	35,509	622,261
Davide Campari-Milano SpA (a)	62,432	617,989
Enel SpA	123,189	546,891
Eni SpA (a)	64,357	1,036,609
Hera SpA	420,908	1,148,817
Leonardo-Finmeccanica SpA †(a)	272,945	2,760,204
Mediobanca SpA (a)	92,934	535,467
Moncler SpA (a)	32,944	520,099
Poste Italiane SpA 144A (b)	418,853	2,781,157
Prysmian SpA (a)	135,492	2,973,936
Recordati SpA	53,943	1,622,577

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Italy - 1.7% (continued)
Snam SpA (a)	331,683	$1,982,943
Unipol Gruppo Finanziario SpA	350,551	825,451
UnipolSai SpA	443,452	669,223

		22,244,798

Luxembourg - 0.0% (c)
APERAM SA (a)	14,185	496,547

Netherlands - 1.7%
Akzo Nobel NV (a)	9,128	567,039
ASM International NV (a)	23,180	894,712
BOSKALIS WESTMINSTER (a)	29,000	989,556
Delta Lloyd NV	389,489	1,368,543
Fugro NV CVA †(a)	80,342	1,414,485
Heineken NV (a)	28,359	2,601,139
Koninklijke Ahold NV (a)	142,539	3,147,628
Koninklijke Vopak NV (a)	26,848	1,336,480
NN Group NV (a)	218,946	6,027,238
Randstad Holding NV (a)	39,028	1,560,768
Wolters Kluwer NV (a)	41,846	1,694,396

		21,601,984

Norway - 0.4%
Marine Harvest ASA †(a)	57,038	962,074
Norsk Hydro ASA	142,973	523,400
Orkla ASA (a)	62,120	552,468
Statoil ASA (a)	90,378	1,561,593
Yara International ASA (a)	27,982	888,899

		4,488,434

Portugal - 0.2%
Galp Energia SGPS SA (a)	114,841	1,597,247
Jeronimo Martins SGPS SA (a)	65,139	1,027,356

		2,624,603

Singapore - 0.8%
ComfortDelGro Corp. Ltd.	592,700	1,217,187
DBS Group Holdings Ltd.	56,000	660,292
Genting Singapore plc	3,221,100	1,747,306
Global Logistic Properties Ltd.	771,500	1,041,564
SATS Ltd.	385,400	1,178,320
Singapore Airlines Ltd.	275,400	2,186,929
United Overseas Bank Ltd.	73,700	1,015,435
Wilmar International Ltd.	323,300	787,010

		9,834,043

Spain - 2.4%
Abertis Infraestructuras SA (a)	38,492	568,819
Acciona SA (a)	8,867	647,046
ACS Actividades de Construccion y Servicios SA (a)	117,587	3,225,315
Almirall SA	84,344	1,268,127
Banco Santander SA	129,534	502,680
Ebro Foods SA	62,445	1,437,365
Enagas SA (a)	66,516	2,032,082
Endesa SA (a)	129,643	2,601,351
Gamesa Corp. Tecnologica SA (a)	304,641	6,069,679
Gas Natural SDG SA (a)	128,083	2,545,987
Iberdrola SA (a)	506,220	3,453,214
Mapfre SA	238,691	524,205

	SHARES	VALUE (Note 5)
Spain - 2.4% (continued)
Mediaset Espana Comunicacion SA (a)	112,737	$1,272,644
Repsol SA (a)	389,705	4,995,581

		31,144,095

Sweden - 1.8%
Axfood AB	31,378	602,687
BillerudKorsnas AB	155,810	2,325,074
Boliden AB (a)	103,109	2,015,172
Bonava AB, Class B †	68,739	828,700
Electrolux AB, Series B (a)	141,945	3,870,109
Husqvarna AB, Class B	128,759	958,801
NCC AB, Class B	106,065	2,462,742
Nibe Industrier AB	91,132	757,830
Saab AB, Class B	24,833	774,410
Securitas AB, Class B (a)	82,750	1,277,480
Skanska AB, Class B (a)	53,183	1,113,598
Swedish Match AB (a)	100,279	3,499,548
Swedish Orphan Biovitrum AB †	56,977	699,477
Telefonaktiebolaget LM Ericsson, Class B (a)	201,556	1,548,465
Telia Co. AB	159,327	754,489

		23,488,582

Switzerland - 2.4%
ABB Ltd. †(a)	77,444	1,532,779
Actelion Ltd. †(a)	30,219	5,088,807
Adecco Group AG (a)	58,254	2,938,220
Clariant AG †	46,942	793,290
Flughafen Zuerich AG	14,826	2,623,772
Galenica AG	1,261	1,699,929
GAM Holding AG †	16,712	178,407
Georg Fischer AG	1,802	1,440,534
Lonza Group AG †	8,558	1,421,585
Roche Holding AG (a)	2,459	648,880
Schindler Holding AG	3,723	674,042
SGS SA (a)	712	1,631,015
Sika AG	261	1,094,389
STMicroelectronics NV (a)	413,281	2,427,042
Straumann Holding AG	1,909	753,117
Swiss Life Holding AG †(a)	9,566	2,210,682
Swiss Re AG (a)	31,426	2,744,760
Zurich Insurance Group AG †(a)	4,174	1,032,575

		30,933,825

United Kingdom - 0.4%
Dialog Semiconductor plc †(a)	50,793	1,521,933
Fiat Chrysler Automobiles NV (a)	207,588	1,277,799
Subsea 7 SA †(a)	111,376	1,094,769
Unilever NV CVA (a)	13,508	630,859

		4,525,360

United States - 0.0% (c)
Thomson Reuters Corp. (1)(a)	12,970	524,743

TOTAL COMMON STOCKS (cost $287,500,131)		296,294,684

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Henkel AG & Co. KgaA (a) (cost $1,520,807)	13,564	1,657,664

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

RIGHTS - 0.0% (c)	SHARES	VALUE (Note 5)
Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA † (cost $83,416)	117,587	$82,602

SHORT-TERM INVESTMENTS - 89.8%
Investment Companies - 53.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% (d)	3,194,161	3,194,161
Dreyfus Treasury Cash Management, Class I, 0.240% (d)	12,776,642	12,776,642
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d) (e)	400,616,048	400,616,048
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% (d)(e)	254,078,508	254,078,508
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% (d)	15,970,803	15,970,803

Total Investment Companies (cost $686,636,162)		686,636,162

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 36.8%
U.S. Treasury Bill, 0.351%, 10/20/2016 (f)	$29,691	29,669,504
U.S. Treasury Bill, 0.370%, 07/21/2016 (f)	10,345	10,343,945
U.S. Treasury Bill, 0.371%, 11/17/2016 (f)	56,774	56,718,305
U.S. Treasury Bill, 0.384%, 10/06/2016 (f)	25,689	25,671,274
U.S. Treasury Bill, 0.401%, 12/15/2016 (f)	11,902	11,886,789
U.S. Treasury Bill, 0.409%, 08/18/2016 (f)	10,047	10,043,926
U.S. Treasury Bill, 0.422%, 08/11/2016 (f)	28,228	28,221,451
U.S. Treasury Bill, 0.431%, 12/08/2016 (f)	22,772	22,743,011
U.S. Treasury Bill, 0.455%, 09/29/2016 (f)	15,427	15,416,942
U.S. Treasury Bill, 0.456%, 08/25/2016 (f)	21,451	21,443,485
U.S. Treasury Bill, 0.465%, 08/04/2016 (f)	1,646	1,645,666
U.S. Treasury Bill, 0.471%, 07/14/2016 (f)	13,929	13,928,673
U.S. Treasury Bill, 0.477%, 12/01/2016 (f)	20,119	20,094,636
U.S. Treasury Bill, 0.479%, 09/01/2016 (f)	38,194	38,178,722
U.S. Treasury Bill, 0.480%, 11/25/2016 (f)	14,734	14,718,441
U.S. Treasury Bill, 0.498%, 07/07/2016 (f)	19,007	19,006,810

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 36.8% (continued)
U.S. Treasury Bill, 0.511%, 09/15/2016 (f)	$17,673	$17,665,401
U.S. Treasury Bill, 0.341%, 12/29/2016 (f)	8,149	8,134,861
U.S. Treasury Bill, 0.381%, 11/10/2016 (f)	15,288	15,273,675
U.S. Treasury Bill, 0.401%, 10/27/2016 (f)	49,269	49,233,428
U.S. Treasury Bill, 0.441%, 09/22/2016 (f)	31,077	31,059,721
U.S. Treasury Bill, 0.476%, 09/08/2016 (f)	14,700	14,694,282

Total U.S. Treasury Obligations (cost $475,582,989)		475,792,948

TOTAL SHORT-TERM INVESTMENTS (cost $1,162,219,151)		1,162,429,110

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,451,323,505)		1,460,464,060

SECURITIES SOLD SHORT - (19.6)%	SHARES
COMMON STOCKS - (19.2)%

Austria - (0.1)%
ams AG	(29,210)	(810,942)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(34,081)	(4,506,750)
KBC Group NV †	(9,639)	(474,055)
Telenet Group Holding NV †	(18,236)	(833,867)
UCB SA	(17,054)	(1,280,540)
Umicore SA	(10,979)	(567,112)

		(7,662,324)

Canada - (4.1)%
Agrium, Inc. (1)	(10,356)	(936,966)
AltaGas Ltd. (1)	(90,616)	(2,202,363)
BlackBerry Ltd. (1)†	(98,295)	(659,637)
Canadian National Railway Co. (1)	(25,294)	(1,493,618)
Canadian Utilities Ltd., Class A (1)	(88,686)	(2,569,385)
Cenovus Energy, Inc. (1)	(116,413)	(1,610,202)
DH Corp. (1)	(40,194)	(998,978)
Enbridge, Inc. (1)	(54,310)	(2,300,698)
Fairfax Financial Holdings Ltd. (1)	(1,800)	(969,460)
Fortis, Inc. (1)	(54,858)	(1,854,289)
Gildan Activewear, Inc. (1)	(132,850)	(3,891,052)
Hudson’s Bay Co. (1)	(51,509)	(621,561)
Husky Energy, Inc. (1)	(46,648)	(569,402)
Imperial Oil Ltd. (1)	(53,056)	(1,678,803)
Inter Pipeline Ltd. (1)	(68,216)	(1,446,742)
Keyera Corp. (1)	(86,731)	(2,653,051)
Manulife Financial Corp. (1)	(126,688)	(1,732,712)
Methanex Corp. (1)	(113,119)	(3,291,260)
National Bank of Canada (1)	(15,425)	(527,598)
Pembina Pipeline Corp. (1)	(132,722)	(4,033,179)
Peyto Exploration & Development Corp. (1)	(20,249)	(543,547)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Canada - (4.1)% (continued)
Potash Corp. of Saskatchewan, Inc. (1)	(111,597)	$(1,813,953)
Power Financial Corp. (1)	(54,419)	(1,248,905)
PrairieSky Royalty Ltd. (1)	(43,789)	(831,074)
Precision Drilling Corp. (1)	(285,610)	(1,514,322)
Restaurant Brands International, Inc. (1)	(21,818)	(908,218)
Royal Bank of Canada (1)	(8,857)	(523,351)
Silver Wheaton Corp. (1)	(63,287)	(1,489,653)
Sun Life Financial, Inc. (1)	(20,253)	(665,302)
Suncor Energy, Inc. (1)	(20,108)	(557,816)
TransCanada Corp. (1)	(73,589)	(3,329,860)
Veresen, Inc. (1)	(131,910)	(1,118,011)
Vermilion Energy, Inc. (1)	(17,157)	(546,336)
West Fraser Timber Co. Ltd. (1)	(29,675)	(867,545)
Whitecap Resources, Inc. (1)	(76,767)	(587,064)
WSP Global, Inc. (1)	(20,872)	(638,462)

		(53,224,375)

Denmark - (0.6)%
AP Moeller - Maersk A/S, Class B	(750)	(979,616)
Coloplast A/S, Class B	(15,432)	(1,155,157)
Danske Bank A/S	(25,265)	(664,984)
Novozymes A/S, Class B	(54,853)	(2,634,090)
Tryg A/S	(111,280)	(1,992,413)

		(7,426,260)

Finland - (0.9)%
Fortum OYJ	(109,516)	(1,759,532)
Nokia OYJ	(1,158,135)	(6,596,090)
Sampo OYJ, Class A	(31,852)	(1,302,630)
Wartsila OYJ Abp	(37,919)	(1,547,144)

		(11,205,396)

Germany - (2.7)%
Axel Springer SE	(19,899)	(1,044,770)
BASF SE	(7,235)	(554,771)
Bayerische Motoren Werke AG	(35,374)	(2,574,347)
Beiersdorf AG	(12,341)	(1,168,379)
Bilfinger SE †	(13,021)	(381,655)
Commerzbank AG	(73,696)	(479,934)
Continental AG	(4,513)	(853,980)
Daimler AG	(40,888)	(2,446,670)
Deutsche Bank AG †	(106,997)	(1,479,032)
Deutsche Telekom AG	(109,531)	(1,867,753)
Duerr AG	(10,303)	(782,325)
Fresenius Medical Care AG & Co. KGaA	(10,699)	(931,952)
GEA Group AG	(17,117)	(807,946)
HUGO BOSS AG	(16,480)	(936,922)
Linde AG	(5,604)	(780,842)
Merck KGaA	(33,326)	(3,387,355)
MTU Aero Engines AG	(7,615)	(711,454)
ProSiebenSat.1 Media SE †	(20,104)	(879,391)
Rocket Internet SE 144A †(b)	(9,438)	(184,275)
RWE AG †	(596,273)	(9,495,769)
SAP SE	(12,630)	(948,578)
Telefonica Deutschland Holding AG	(262,538)	(1,081,418)
Zalando SE 144A †(b)	(69,028)	(1,826,924)

		(35,606,442)

	SHARES	VALUE (Note 5)
Italy - (1.0)%
Azimut Holding SpA	(86,027)	$(1,403,605)
Intesa Sanpaolo SpA	(278,501)	(530,464)
Luxottica Group SpA	(85,362)	(4,160,343)
Saipem SpA †	(3,543,078)	(1,416,628)
Salvatore Ferragamo SpA	(88,325)	(1,800,406)
Telecom Italia SpA †	(1,638,619)	(1,345,813)
Unione di Banche Italiane SpA	(617,503)	(1,705,267)

		(12,362,526)

Luxembourg - (0.4)%
ArcelorMittal †	(187,838)	(856,391)
Tenaris SA	(269,660)	(3,897,428)

		(4,753,819)

Netherlands - (1.3)%
Aegon NV	(565,976)	(2,242,581)
Altice NV, Class A †	(153,458)	(2,291,349)
ASML Holding NV	(19,843)	(1,953,310)
Gemalto NV	(36,642)	(2,219,917)
Koninklijke KPN NV	(1,272,608)	(4,536,132)
QIAGEN NV †	(38,220)	(832,901)
SBM Offshore NV	(263,073)	(3,048,778)

		(17,124,968)

Norway - (0.4)%
DNB ASA	(189,626)	(2,269,784)
Gjensidige Forsikring ASA	(35,114)	(585,030)
Schibsted ASA, Class A	(76,642)	(2,297,410)

		(5,152,224)

Portugal - (0.1)%
EDP - Energias de Portugal SA	(382,668)	(1,171,565)

Singapore - (0.9)%
CapitaLand Ltd.	(499,600)	(1,147,071)
Hutchison Port Holdings Trust (1)	(1,346,400)	(580,298)
Keppel Corp. Ltd.	(1,218,700)	(5,027,513)
Oversea-Chinese Banking Corp. Ltd.	(5,431)	(35,313)
Singapore Post Ltd.	(1,531,200)	(1,677,885)
Singapore Telecommunications Ltd.	(1,142,700)	(3,529,364)

		(11,997,444)

Spain - (1.9)%
Amadeus IT Holding SA, Class A	(68,505)	(3,018,245)
Atresmedia Corp. de Medios de Comunicacion SA	(68,733)	(671,824)
Banco de Sabadell SA	(692,415)	(916,935)
Bankia SA	(669,394)	(487,299)
Bankinter SA	(261,552)	(1,688,353)
CaixaBank SA	(734,711)	(1,619,283)
Cellnex Telecom SAU 144A (b)	(258,037)	(4,049,259)
Distribuidora Internacional de Alimentacion SA	(649,420)	(3,790,596)
Grifols SA	(73,656)	(1,673,198)
Industria de Diseno Textil SA	(126,975)	(4,265,593)
Obrascon Huarte Lain SA †	(123,495)	(435,037)
Telefonica SA	(129,110)	(1,225,746)
Zardoya Otis SA	(102,167)	(964,793)

		(24,806,161)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Sweden - (1.7)%
Assa Abloy AB, Class B	(198,676)	$(4,087,328)
Atlas Copco AB, Class A	(24,246)	(629,721)
Getinge AB, Class B	(28,026)	(578,625)
Hennes & Mauritz AB, Class B	(164,310)	(4,834,134)
Hexagon AB, Class B	(74,318)	(2,719,739)
Nordea Bank AB	(96,290)	(816,890)
Sandvik AB	(62,610)	(626,847)
Skandinaviska Enskilda Banken AB, Class A	(174,501)	(1,524,385)
Svenska Cellulosa AB SCA, Class B	(20,940)	(672,816)
Svenska Handelsbanken AB, Class A	(225,025)	(2,731,919)
Swedbank AB, Class A	(67,232)	(1,412,079)
Tele2 AB, Class B	(199,732)	(1,753,516)

		(22,387,999)

Switzerland - (2.1)%
Aryzta AG †	(40,680)	(1,503,365)
Barry Callebaut AG †	(646)	(795,388)
Chocoladefabriken Lindt & Spruengli AG	(203)	(1,210,717)
Cie Financiere Richemont SA	(84,968)	(4,973,577)
Credit Suisse Group AG †	(201,187)	(2,143,128)
Dufry AG †	(28,873)	(3,453,300)
Julius Baer Group Ltd. †	(92,761)	(3,733,474)
LafargeHolcim Ltd. †	(58,421)	(2,444,191)
Novartis AG	(24,387)	(2,012,868)
OC Oerlikon Corp. AG †	(67,129)	(589,391)
Swatch Group AG (The)	(4,500)	(1,309,508)
Swisscom AG	(6,398)	(3,178,563)

		(27,347,470)

United Kingdom - (0.4)%
CNH Industrial NV	(656,419)	(4,761,437)
RELX NV	(33,343)	(576,855)

		(5,338,292)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $255,316,502)		(248,378,207)

PREFERRED STOCKS - (0.4)%

Germany - (0.4)%
Schaeffler AG	(60,926)	(804,741)
Volkswagen AG	(38,858)	(4,706,495)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $6,845,160)		(5,511,236)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $262,161,662)		(253,889,443)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 93.2% (cost $1,189,161,843)		1,206,574,617

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8% (g)		88,448,749

NET ASSETS - 100.0%		$1,295,023,366

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(24,885,979)	(1.9)%
Consumer Staples	19,642,699	1.5
Energy	(14,445,274)	(1.1)
Financials	(2,931,106)	(0.2)
Health Care	5,519,249	0.4
Industrials	60,014,830	4.5
Information Technology	(6,506,611)	(0.5)
Materials	18,829,895	1.5
Telecommunication Services	(14,353,093)	(1.1)
Utilities	3,260,897	0.3
Investment Companies	686,636,162	53.0
U.S. Treasury Obligations	475,792,948	36.8

Total Investments In Securities, At Value	1,206,574,617	93.2
Other Assets in Excess of Liabilities (g)	88,448,749	6.8

Net Assets	$1,295,023,366	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $241,883,591. In addition, $32,852,715 of cash collateral was pledged.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	MSCI Singapore Index July Futures	07/2016	SGD	150,035	$6,388
GSIN	Swiss Market Index September Futures	09/2016	CHF	25,371,020	1,161,689

					$1,168,077

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
140	BARC	Amsterdam Index Futures	07/2016	$13,022,669	$13,526,077	$503,408
594	BARC	CAC40 Index Futures	07/2016	27,339,488	27,910,168	570,680
92	BARC	DAX Index Futures	09/2016	24,407,960	24,678,121	270,161
616	BARC	FTSE 100 Index Futures	09/2016	48,003,773	52,667,710	4,663,937
73	BARC	FTSE/MIB Index Futures	09/2016	6,595,595	6,558,307	(37,288)
69	BARC	Hang Seng Index Futures	07/2016	8,905,298	9,315,058	409,760
69	BARC	IBEX 35 Index Futures	07/2016	6,205,212	6,223,297	18,085
125	BARC	MSCI Singapore Index Futures	07/2016	2,824,642	2,944,288	119,646
556	BARC	OMXS30 Index Futures	07/2016	8,335,652	8,664,602	328,950
4,310	BARC	S&P 500 E-Mini Futures	09/2016	449,036,637	450,438,100	1,401,463
193	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	24,266,834	24,329,099	62,265
209	BARC	SPI 200 Index Futures	09/2016	20,053,825	20,169,861	116,036
531	BARC	TOPIX Index Futures	09/2016	68,249,697	64,044,981	(4,204,716)

				$707,247,282	$711,469,669	$4,222,387

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	8,888,400	$6,393,843	$6,609,822	$215,979
Australian Dollar, Expiring 09/21/16	JPMC	AUD	13,332,600	9,590,778	9,914,735	323,957
Canadian Dollar, Expiring 09/21/16	CITI	CAD	12,125,765	9,308,002	9,387,104	79,102
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	18,188,645	13,962,105	14,080,656	118,551
Swiss Franc, Expiring 09/21/16	CITI	CHF	10,982,633	11,177,396	11,298,723	121,327
Swiss Franc, Expiring 09/21/16	JPMC	CHF	12,261,949	12,470,208	12,614,859	144,651

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Danish Krone, Expiring 09/21/16	CITI	DKK	6,705,000	$ 1,010,447	$ 1,003,441	$ (7,006)
Euro, Expiring 09/21/16	CITI	EUR	13,427,552	15,055,234	14,944,825	(110,409)
Euro, Expiring 09/21/16	JPMC	EUR	20,141,328	22,582,886	22,417,238	(165,648)
British Pound, Expiring 09/21/16	CITI	GBP	12,580,401	18,476,862	16,760,591	(1,716,271)
British Pound, Expiring 09/21/16	JPMC	GBP	18,870,600	27,715,325	25,140,883	(2,574,442)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	23,712,200	3,056,871	3,059,409	2,538
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	33,487,800	4,317,227	4,320,680	3,453
Israeli Shekel, Expiring 09/21/16	CITI	ILS	2,940,200	768,591	763,270	(5,321)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	3,976,800	1,039,814	1,032,370	(7,444)
Japanese Yen, Expiring 09/21/16	CITI	JPY	2,303,471,201	20,979,826	22,367,454	1,387,628
Japanese Yen, Expiring 09/21/16	JPMC	JPY	3,455,206,800	31,469,778	33,551,182	2,081,404
Norwegian Krone, Expiring 09/21/16	CITI	NOK	4,255,606	512,049	508,432	(3,617)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	4,497,909	542,001	537,381	(4,620)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	238,800	159,863	169,815	9,952
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	358,199	239,793	254,724	14,931
Swedish Krona, Expiring 09/21/16	CITI	SEK	22,278,905	2,690,395	2,642,439	(47,956)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	27,143,857	3,279,583	3,219,458	(60,125)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	1,803,086	1,308,917	1,337,375	28,458
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	2,704,629	1,963,377	2,006,065	42,688

				$220,071,171	$219,942,931	$(128,240)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(4,477,000)	$(3,484,317)	$(3,465,849)	$18,468
Swiss Franc, Expiring 09/21/16	CITI	CHF	(53,400)	(55,671)	(54,937)	734
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(15,600)	(16,215)	(16,049)	166
Danish Krone, Expiring 09/21/16	CITI	DKK	(5,149,023)	(777,873)	(770,581)	7,292
Danish Krone, Expiring 09/21/16	JPMC	DKK	(7,117,534)	(1,074,364)	(1,065,179)	9,185
Euro, Expiring 09/21/16	CITI	EUR	(2,246,000)	(2,529,578)	(2,499,792)	29,786

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(29,184,000)	$ (272,726)	$ (283,386)	$ (10,660)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(43,776,000)	(409,089)	(425,079)	(15,990)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(1,383,000)	(165,478)	(165,232)	246
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(27,600)	(18,955)	(19,627)	(672)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(41,400)	(28,434)	(29,440)	(1,006)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(1,159,000)	(140,606)	(137,466)	3,140
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(282,000)	(34,831)	(33,447)	1,384
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(551,000)	(406,037)	(408,685)	(2,648)

				(9,414,174)	(9,374,749)	39,425

				$210,656,997	$210,568,182	$(88,815)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	38 months maturity 08/22/2016	$5,492,309

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	81,100	$1,957,843	$(47,049)
Alfresa Holdings Corp.	97,900	2,048,278	(2,942)
Amada Holdings Co. Ltd.	252,800	2,728,835	(162,375)
Astellas Pharma, Inc.	221,500	3,320,025	153,614
Bandai Namco Holdings, Inc.	206,900	4,943,902	395,466
Bridgestone Corp.	44,700	1,662,192	(225,671)
Central Japan Railway Co.	7,900	1,415,332	(10,210)
Chiyoda Corp.	246,000	1,718,619	(91,794)
Chubu Electric Power Co., Inc.	422,300	6,510,164	(500,402)
Citizen Holdings Co. Ltd.	263,400	1,407,579	(125,552)
Concordia Financial Group Ltd.	130,100	670,212	(167,778)
Daicel Corp.	55,300	773,905	(200,883)
Dai-ichi Life Insurance Co. Ltd. (The)	260,800	3,719,163	(799,665)
Daiichi Sankyo Co. Ltd.	93,000	2,250,833	8,613
DeNA Co. Ltd.	44,900	736,237	314,132
Disco Corp.	11,400	1,130,670	(99,656)
Ezaki Glico Co. Ltd.	10,100	570,948	19,900
FamilyMart Co. Ltd.	20,600	1,162,735	92,655
Fuji Heavy Industries Ltd.	110,400	4,301,305	(506,483)
FUJIFILM Holdings Corp.	40,900	1,791,863	(204,925)
Gunma Bank Ltd. (The)	145,000	806,088	(279,523)
Hakuhodo DY Holdings, Inc.	142,300	1,718,544	(12,963)
Haseko Corp.	326,800	3,830,006	(539,847)
Hisamitsu Pharmaceutical Co., Inc.	17,500	980,001	29,074
Hitachi Capital Corp.	79,000	1,757,887	(189,974)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Chemical Co. Ltd.	135,900	$2,470,069	$68,054
Hitachi High-Technologies Corp.	54,500	1,584,953	(93,408)
Hitachi Metals Ltd.	70,100	840,682	(128,525)
Hoya Corp.	144,100	5,739,779	(593,105)
Idemitsu Kosan Co. Ltd.	157,400	3,234,602	182,566
Inpex Corp.	445,200	3,973,076	(491,344)
Isuzu Motors Ltd.	134,100	1,680,958	(29,251)
ITOCHU Corp.	91,000	1,257,232	(144,010)
Itochu Techno-Solutions Corp.	158,800	3,458,920	(37,851)
Japan Airlines Co. Ltd.	176,800	6,426,022	(737,904)
Japan Petroleum Exploration Co. Ltd.	110,700	3,001,606	(770,221)
JSR Corp.	65,900	1,052,252	(179,530)
JTEKT Corp.	115,400	1,878,334	(570,335)
JX Holdings, Inc.	1,391,400	5,956,963	(525,883)
Kaken Pharmaceutical Co. Ltd.	41,400	3,283,545	(569,276)
Kamigumi Co. Ltd.	98,000	962,913	(57,117)
Kaneka Corp.	368,000	3,290,203	(834,813)
KDDI Corp.	19,400	573,447	16,502
Kewpie Corp.	29,400	756,216	181,550
Kobayashi Pharmaceutical Co. Ltd.	17,200	747,511	16,288
Konami Holdings Corp.	80,000	2,423,034	628,953
Konica Minolta, Inc.	331,000	3,359,349	(948,159)
Kose Corp.	10,900	985,267	(61,603)
Kuraray Co. Ltd.	43,200	559,141	(43,701)
Kurita Water Industries Ltd.	25,500	586,237	(17,797)
Kyocera Corp.	18,300	892,057	(21,292)
LIXIL Group Corp.	115,300	2,205,914	(312,474)
Mazda Motor Corp.	211,000	4,011,915	(1,219,692)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Medipal Holdings Corp.	163,800	$3,049,758	$(356,750)
MEIJI Holdings Co. Ltd.	17,600	1,564,396	244,098
Miraca Holdings, Inc.	17,800	803,714	(31,762)
Mitsubishi Chemical Holdings Corp.	388,100	2,036,917	(257,870)
Mitsubishi Electric Corp.	239,000	2,948,190	(94,923)
Mitsubishi Gas Chemical Co., Inc.	218,000	1,227,097	(89,809)
Mitsubishi Motors Corp.	509,600	2,117,759	234,725
Mitsubishi Tanabe Pharma Corp.	204,000	3,914,028	(228,117)
Mitsubishi UFJ Lease & Finance Co. Ltd.	268,300	1,260,843	(229,881)
Mitsui Chemicals, Inc.	811,000	3,304,644	(324,411)
Mixi, Inc.	98,500	3,959,256	113,262
MS&AD Insurance Group Holdings, Inc.	121,600	3,443,218	(292,547)
Nexon Co. Ltd.	188,900	3,165,106	(369,378)
NHK Spring Co. Ltd.	264,300	2,818,656	(673,629)
Nikon Corp.	210,700	2,941,778	(88,940)
Nippon Express Co. Ltd.	616,000	3,158,813	(343,868)
Nippon Shokubai Co. Ltd.	42,700	2,730,367	(274,419)
Nippon Telegraph & Telephone Corp.	121,100	5,300,671	378,303
Nippon Yusen KK	827,000	1,586,495	(131,606)
Nisshin Seifun Group, Inc.	84,000	1,476,141	(125,851)
Nitori Holdings Co. Ltd.	5,300	467,584	175,221
Nitto Denko Corp.	12,000	722,992	38,218
NOK Corp.	47,400	1,125,808	(319,741)
Nomura Research Institute Ltd.	23,940	1,009,478	(131,472)
NSK Ltd.	94,400	1,055,675	(364,673)
NTN Corp.	311,000	1,314,127	(474,938)
NTT Data Corp.	37,900	1,915,851	(125,895)
Obayashi Corp.	115,600	1,241,304	(10,522)
Obic Co. Ltd.	10,500	573,207	4,780
Olympus Corp.	13,900	549,373	(30,325)
Oracle Corp. Japan	25,500	1,331,481	28,256
Osaka Gas Co. Ltd.	503,000	1,995,612	(61,833)
Otsuka Corp.	60,300	3,116,194	(296,485)
Otsuka Holdings Co. Ltd.	74,700	2,883,096	559,295
Panasonic Corp.	360,300	3,647,361	(547,506)
Pola Orbis Holdings, Inc.	46,500	3,484,679	891,443
Recruit Holdings Co. Ltd.	46,600	1,701,697	793
Rohm Co. Ltd.	51,300	2,481,825	(457,009)
Sankyo Co. Ltd.	71,400	2,948,917	(271,914)
Santen Pharmaceutical Co. Ltd.	96,600	1,635,470	(117,190)
Seiko Epson Corp.	108,400	1,835,386	(97,558)
Sekisui Chemical Co. Ltd.	172,500	2,394,701	(269,363)
Shimadzu Corp.	74,000	1,292,834	(180,371)
Shimamura Co. Ltd.	13,200	1,606,823	357,162

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	9,600	$560,020	$2,429
Shionogi & Co. Ltd.	38,500	2,022,468	82,176
SMC Corp.	2,200	550,562	(9,305)
Sojitz Corp.	3,055,900	6,763,203	477,853
Sompo Japan Nipponkoa Holdings, Inc.	57,400	1,682,793	(155,253)
Sugi Holdings Co. Ltd.	18,700	1,008,070	34,603
Sumitomo Chemical Co. Ltd.	670,000	3,538,376	(773,915)
Sumitomo Corp.	350,400	3,525,189	6,808
Sundrug Co. Ltd.	16,400	1,179,622	360,256
Suzuken Co. Ltd.	108,200	4,217,463	(811,732)
Suzuki Motor Corp.	124,800	3,441,260	(61,934)
T&D Holdings, Inc.	442,500	4,810,465	(1,052,742)
Taiheiyo Cement Corp.	1,107,000	2,861,804	(239,800)
TDK Corp.	10,200	658,673	(87,715)
Teijin Ltd.	431,000	1,678,933	(250,794)
Toho Gas Co. Ltd.	225,000	1,690,717	150,395
Tohoku Electric Power Co., Inc.	147,700	2,258,157	(394,105)
Tokio Marine Holdings, Inc.	61,400	2,031,701	12,372
Tokyo Broadcasting System Holdings, Inc.	51,000	767,485	(77,655)
Tokyo Electric Power Co. Holdings, Inc.	1,052,800	6,212,143	(1,753,493)
Tokyo Electron Ltd.	12,500	926,229	130,130
Tokyo Gas Co. Ltd.	751,000	3,790,262	(689,562)
Toppan Printing Co. Ltd.	365,000	3,439,671	(301,135)
Tosoh Corp.	449,000	2,278,572	(207,502)
Toyo Suisan Kaisha Ltd.	49,800	1,997,745	22,295
Toyoda Gosei Co. Ltd.	49,900	1,055,653	(166,968)
Toyota Boshoku Corp.	142,800	2,781,641	199,297
Toyota Tsusho Corp.	81,600	1,815,658	(58,863)
West Japan Railway Co.	47,300	3,054,297	(56,739)
Yamazaki Baking Co. Ltd.	28,000	644,832	136,862

			(20,626,352)

Total of Long Equity Positions			(20,626,352)

Short Positions

Common Stocks
Japan
Acom Co. Ltd.	(1,105,600)	(5,283,319)	(72,812)
Advantest Corp.	(139,600)	(1,378,542)	(178,840)
Aeon Co. Ltd.	(343,000)	(5,148,551)	(177,062)
AEON Financial Service Co. Ltd.	(81,700)	(1,847,326)	78,281
Aisin Seiki Co. Ltd.	(36,400)	(1,595,282)	112,590
Alps Electric Co. Ltd.	(108,700)	(2,312,409)	247,293
ANA Holdings, Inc.	(704,000)	(2,203,748)	197,625

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Asahi Glass Co. Ltd.	(167,000)	$(1,114,900)	$208,609
Asahi Group Holdings Ltd.	(18,900)	(680,540)	69,412
Asics Corp.	(189,000)	(4,395,578)	1,202,439
Bank of Kyoto Ltd. (The)	(120,000)	(826,903)	90,859
Brother Industries Ltd.	(57,000)	(701,100)	89,699
Calbee, Inc.	(55,900)	(2,473,761)	135,132
Canon, Inc.	(118,000)	(3,682,811)	313,886
Casio Computer Co. Ltd.	(78,000)	(1,491,330)	368,112
Century Tokyo Leasing Corp.	(19,300)	(714,205)	89,594
Chugai Pharmaceutical Co. Ltd.	(71,900)	(2,723,976)	161,588
Chugoku Electric Power Co., Inc. (The)	(230,800)	(3,332,733)	398,537
Credit Saison Co. Ltd.	(175,000)	(3,407,857)	468,121
Daikin Industries Ltd.	(20,300)	(1,643,568)	(62,541)
Daiwa Securities Group, Inc.	(281,000)	(1,825,871)	345,459
Denso Corp.	(108,800)	(5,257,834)	1,429,670
Don Quijote Holdings Co. Ltd.	(60,500)	(2,239,464)	(8,881)
Eisai Co. Ltd.	(9,500)	(588,551)	58,108
Electric Power Development Co. Ltd.	(67,900)	(2,202,770)	620,816
FANUC Corp.	(22,000)	(3,503,842)	(74,969)
Fast Retailing Co. Ltd.	(18,700)	(6,103,236)	1,082,650
Hamamatsu Photonics KK	(159,300)	(4,567,688)	97,870
Hankyu Hanshin Holdings, Inc.	(78,000)	(544,570)	(37,040)
Hirose Electric Co. Ltd.	(4,400)	(612,973)	71,923
Hitachi Construction Machinery Co. Ltd.	(37,400)	(602,379)	56,487
Hitachi Ltd.	(150,000)	(962,810)	334,331
Hokuriku Electric Power Co.	(64,500)	(862,640)	63,410
Honda Motor Co. Ltd.	(32,400)	(1,212,369)	399,607
IHI Corp.	(1,614,000)	(3,777,225)	(573,299)
Isetan Mitsukoshi Holdings Ltd.	(241,600)	(2,723,391)	572,957
J Front Retailing Co. Ltd.	(72,500)	(920,902)	169,196
Japan Display, Inc.	(408,600)	(1,091,193)	426,475
Japan Post Bank Co. Ltd.	(47,600)	(605,715)	46,003
Japan Tobacco, Inc.	(120,600)	(4,946,325)	85,879
JFE Holdings, Inc.	(152,000)	(2,274,230)	291,359
JGC Corp.	(39,000)	(559,619)	1,310
Kakaku.com, Inc.	(40,200)	(835,666)	36,905
Kansai Paint Co. Ltd.	(41,700)	(724,124)	(117,786)
Kao Corp.	(12,000)	(685,654)	(13,252)
Kawasaki Heavy Industries Ltd.	(191,000)	(674,642)	136,090

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Keihan Holdings Co. Ltd.	(90,000)	$(673,252)	$49,610
Keikyu Corp.	(296,000)	(2,837,754)	(140,922)
Keio Corp.	(211,000)	(1,975,523)	(14,811)
Keisei Electric Railway Co. Ltd.	(67,000)	(981,193)	117,578
Keyence Corp.	(3,300)	(1,994,071)	(257,613)
Kikkoman Corp.	(46,000)	(1,630,609)	(66,791)
Kintetsu Group Holdings Co. Ltd.	(256,000)	(1,069,917)	(25,619)
Kirin Holdings Co. Ltd.	(157,200)	(2,551,080)	(100,282)
Kobe Steel Ltd.	(4,066,000)	(3,758,448)	416,705
Koito Manufacturing Co. Ltd.	(12,000)	(554,515)	1,982
Kubota Corp.	(76,500)	(1,371,620)	336,932
Kyowa Hakko Kirin Co. Ltd.	(50,000)	(932,722)	79,933
Kyushu Electric Power Co., Inc.	(358,600)	(4,370,986)	774,441
M3, Inc.	(19,400)	(494,753)	(182,307)
Mabuchi Motor Co. Ltd.	(40,400)	(1,948,653)	237,521
Makita Corp.	(20,000)	(1,311,836)	(16,105)
Marubeni Corp.	(300,000)	(1,518,146)	162,825
Marui Group Co. Ltd.	(429,100)	(6,266,700)	490,201
Maruichi Steel Tube Ltd.	(16,000)	(501,437)	(57,766)
Minebea Co. Ltd.	(142,700)	(1,888,205)	918,714
MISUMI Group, Inc.	(183,000)	(2,864,771)	(439,242)
Mitsubishi Heavy Industries Ltd.	(439,000)	(2,093,754)	328,438
Mitsubishi Logistics Corp.	(272,000)	(3,967,839)	162,471
Mitsubishi Materials Corp.	(213,000)	(603,260)	93,262
Mitsui OSK Lines Ltd.	(1,993,000)	(5,397,797)	1,159,674
Murata Manufacturing Co. Ltd.	(6,300)	(770,481)	64,159
Nagoya Railroad Co. Ltd.	(351,000)	(1,790,349)	(187,337)
NGK Insulators Ltd.	(72,000)	(1,591,278)	135,635
NGK Spark Plug Co. Ltd.	(210,600)	(5,352,996)	2,174,035
Nidec Corp.	(89,700)	(7,071,695)	243,460
Nippon Paint Holdings Co. Ltd.	(105,900)	(2,614,687)	(3,350)
Nippon Steel & Sumitomo Metal Corp.	(71,500)	(1,536,503)	152,289
Nissan Motor Co. Ltd.	(191,900)	(1,964,686)	252,109
Nomura Holdings, Inc.	(860,400)	(3,759,046)	698,982
Odakyu Electric Railway Co. Ltd.	(427,000)	(4,948,412)	(58,564)
Omron Corp.	(32,700)	(1,109,094)	41,740
Ono Pharmaceutical Co. Ltd.	(24,600)	(1,114,690)	43,088
Oriental Land Co. Ltd.	(50,400)	(3,416,825)	153,456

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Park24 Co. Ltd.	(47,700)	$(1,426,427)	$(212,756)
Pigeon Corp.	(212,900)	(5,628,364)	(736,168)
Rakuten, Inc.	(411,700)	(4,446,535)	(21,784)
Ricoh Co. Ltd.	(348,400)	(4,079,728)	1,059,627
Rinnai Corp.	(11,600)	(1,151,188)	126,177
Ryohin Keikaku Co. Ltd.	(2,200)	(511,676)	(24,458)
Sega Sammy Holdings, Inc.	(138,600)	(1,744,276)	251,540
Seibu Holdings, Inc.	(204,900)	(4,327,381)	856,932
Sekisui House Ltd.	(147,500)	(2,686,494)	103,462
Seven & i Holdings Co. Ltd.	(30,700)	(1,470,024)	182,831
Seven Bank Ltd.	(163,900)	(653,245)	144,514
Shikoku Electric Power Co., Inc.	(206,000)	(3,033,672)	593,522
Shimano, Inc.	(22,400)	(3,765,024)	340,118
Shimizu Corp.	(141,000)	(1,301,195)	(19,836)
Shinsei Bank Ltd.	(1,219,000)	(1,823,454)	47,393
Shiseido Co. Ltd.	(72,300)	(1,935,496)	51,520
SoftBank Group Corp.	(82,300)	(4,620,105)	(34,131)
Sohgo Security Services Co. Ltd.	(27,400)	(1,474,985)	120,465
Sony Corp.	(109,000)	(3,095,088)	(116,267)
Stanley Electric Co. Ltd.	(77,500)	(1,874,373)	219,260
Sumco Corp.	(534,100)	(5,262,815)	1,841,224
Sumitomo Metal Mining Co. Ltd.	(105,000)	(1,279,485)	211,385
Sumitomo Mitsui Trust Holdings, Inc.	(170,000)	(543,627)	(9,522)
Suntory Beverage & Food Ltd.	(16,300)	(808,748)	71,155
Suruga Bank Ltd.	(27,000)	(579,958)	(30,220)
Taiyo Nippon Sanso Corp.	(130,400)	(1,280,151)	81,647
Takashimaya Co. Ltd.	(86,000)	(872,400)	256,421
Takeda Pharmaceutical Co. Ltd.	(53,500)	(2,296,420)	(10,938)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
THK Co. Ltd.	(63,800)	$(1,304,171)	$216,738
Tobu Railway Co. Ltd.	(169,000)	(929,978)	2,416
Tokyu Corp.	(135,000)	(1,198,815)	13,557
TOTO Ltd.	(32,200)	(1,244,744)	(41,943)
Toyo Seikan Group Holdings Ltd.	(152,400)	(3,091,304)	179,236
Toyota Industries Corp.	(87,200)	(4,411,217)	944,155
Toyota Motor Corp.	(38,500)	(2,213,020)	315,027
Tsuruha Holdings, Inc.	(16,400)	(1,835,414)	(150,439)
Unicharm Corp.	(326,300)	(7,467,110)	135,940
Yahoo Japan Corp.	(175,200)	(766,917)	(9,984)
Yakult Honsha Co. Ltd.	(77,700)	(4,438,661)	400,346
Yamaha Motor Co. Ltd.	(175,700)	(3,342,918)	662,665
Yamato Holdings Co. Ltd.	(246,900)	(5,724,514)	55,445
Yaskawa Electric Corp.	(256,900)	(3,382,365)	28,170
Yokohama Rubber Co. Ltd. (The)	(113,600)	(1,656,627)	231,855

			25,306,628

Total of Short Equity Positions			25,306,628

Total of Long and Short Equity Positions			4,680,276

Net Cash and Other Receivables/ (Payables) (b)			812,033

Swaps, at Value			$5,492,309

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	38 months maturity 08/19/2016	$4,131,755

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
DCC plc	40,145	$2,633,381	$899,364

Luxembourg
Regus plc	289,050	1,119,857	(2,203)

Netherlands
Royal Dutch Shell plc	76,194	1,268,786	823,895

South Africa
Mondi plc	117,500	2,083,601	116,290

Switzerland
Coca-Cola HBC AG	95,102	1,752,973	171,369
Glencore plc	1,666,480	2,724,494	710,323
Wolseley plc	10,674	497,488	55,250

			936,942

United Kingdom
AA plc	30,074	113,045	(16,759)
Amec Foster Wheeler plc	519,586	2,841,012	575,319
Anglo American plc	198,224	1,560,065	382,975
ASOS plc	62,124	2,670,395	648,216
Barratt Developments plc	350,894	2,480,236	(573,469)
Bellway plc	84,616	2,854,371	(707,869)
Berkeley Group Holdings plc	131,114	5,598,131	(1,170,713)
BP plc	641,836	3,056,958	700,041
Britvic plc	122,123	1,085,169	(129,528)
Centrica plc	752,658	1,983,974	292,059
Close Brothers Group plc	30,657	521,685	(56,978)
Daily Mail & General Trust plc	64,087	550,317	(38,714)
DS Smith plc	104,402	536,548	3,598
GKN plc	140,876	546,487	(37,156)
Howden Joinery Group plc	123,906	808,156	(171,767)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Imperial Brands plc	115,966	$5,427,682	$861,477
Inchcape plc	60,305	540,487	(33,422)
Indivior plc	87,266	189,170	104,465
Informa plc	58,943	486,173	88,600
Intermediate Capital Group plc	70,798	518,712	(54,853)
John Wood Group plc	412,692	3,253,122	545,770
Kingfisher plc	328,969	1,518,101	(105,151)
Man Group plc	416,857	971,442	(323,777)
Marks & Spencer Group plc	256,697	1,625,665	(526,353)
Meggitt plc	332,691	1,608,463	199,859
Melrose Industries plc	147,661	544,459	294,418
Micro Focus International plc	24,210	470,057	52,251
National Grid plc	330,354	4,211,490	646,474
Persimmon plc	133,917	3,371,918	(775,040)
Petrofac Ltd.	271,509	2,816,983	5,246
Reckitt Benckiser Group plc	25,107	2,191,304	326,217
Rentokil Initial plc	496,431	995,995	285,994
Rio Tinto plc	66,103	1,681,074	372,518
Royal Mail plc	481,639	2,885,796	350,118
Severn Trent plc	65,110	1,856,574	267,914
Smith & Nephew plc	63,924	944,551	140,953
Smiths Group plc	210,051	2,741,009	504,954
Sports Direct International plc	158,896	822,192	(141,854)
SSE plc	121,363	2,388,415	137,532
Stagecoach Group plc	286,952	1,218,945	(331,512)
Taylor Wimpey plc	1,244,744	2,909,897	(701,614)
Thomas Cook Group plc	1,119,551	1,522,509	(581,671)
Vedanta Resources plc	146,842	676,949	143,606
William Hill plc	540,889	2,401,269	(538,151)
WM Morrison Supermarkets PLC	804,004	1,933,145	85,231
WPP plc	30,856	604,189	38,894

			1,038,348

Total of Long Equity Positions			3,812,636

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Chile
Antofagasta plc	(269,426)	$(1,431,453)	$(253,271)

Ireland
Shire plc	(64,813)	(3,501,823)	(503,783)

United Kingdom
Aberdeen Asset Management plc	(325,288)	(1,265,041)	44,596
Admiral Group plc	(110,637)	(2,303,947)	(704,281)
Aggreko plc	(43,185)	(649,612)	(88,982)
ARM Holdings plc	(484,171)	(6,184,388)	(1,170,038)
Ashtead Group plc	(441,261)	(5,185,903)	(1,117,037)
Associated British Foods plc	(46,353)	(2,033,267)	344,240
Auto Trader Group plc	(136,883)	(718,219)	71,134
Aviva plc	(306,036)	(1,951,033)	337,829
Babcock International Group plc	(38,255)	(505,176)	42,665
BAE Systems plc	(81,917)	(524,579)	(48,886)
Balfour Beatty plc	(169,119)	(530,288)	44,183
Booker Group plc	(466,284)	(1,019,009)	(60,805)
British American Tobacco plc	(34,025)	(1,626,083)	(579,725)
BTG plc	(214,521)	(1,730,038)	(341,868)
Bunzl plc	(101,323)	(2,502,109)	(615,452)
Capita plc	(319,347)	(4,576,582)	461,632
Cobham plc	(340,975)	(1,188,684)	470,307
Croda International plc	(13,848)	(537,664)	(43,653)
easyJet plc	(208,512)	(4,122,345)	1,092,329
Essentra plc	(139,486)	(1,408,503)	451,489
Halma plc	(102,649)	(1,199,844)	(196,287)
Hargreaves Lansdown plc	(183,751)	(2,758,543)	(306,613)
HSBC Holdings plc	(97,219)	(607,732)	5,406
IMI plc	(61,555)	(730,405)	(67,305)
Inmarsat plc	(98,332)	(1,245,766)	186,054
International Consolidated Airlines Group SA	(614,096)	(4,023,979)	978,251
ITV plc	(193,903)	(723,456)	258,539
Legal & General Group plc	(868,257)	(2,617,663)	394,840
Lloyds Banking Group plc	(2,284,767)	(1,864,706)	209,871
Merlin Entertainments plc	(162,209)	(925,333)	(29,913)
Old Mutual plc	(1,115,669)	(2,554,813)	(459,129)
Pennon Group plc	(67,488)	(759,530)	(94,011)
Provident Financial plc	(45,004)	(1,874,637)	486,990
Prudential plc	(240,460)	(4,136,505)	56,161
Rolls-Royce Holdings plc (3)	(25,855,573)	3,356	(37,776)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Rolls-Royce Holdings plc	(381,742)	$(3,400,876)	$(242,840)
Rotork plc	(231,297)	(553,755)	(115,857)
Royal Bank of Scotland Group plc	(393,781)	(1,329,282)	436,914
RSA Insurance Group plc	(155,769)	(844,395)	(199,626)
Schroders plc	(46,604)	(1,545,995)	73,278
Serco Group plc	(377,089)	(418,642)	(142,545)
Spectris plc	(31,709)	(681,295)	(90,556)
St. James’s Place plc	(390,452)	(4,613,847)	496,226
Standard Chartered plc	(338,979)	(2,244,560)	(327,265)
Standard Life plc	(638,134)	(3,214,797)	697,130
Tesco plc	(1,966,677)	(4,814,824)	195,893
Travis Perkins plc	(29,917)	(688,462)	98,201
Vodafone Group plc	(681,328)	(1,911,283)	(165,990)
Whitbread plc	(19,812)	(1,038,018)	111,029
Worldpay Group plc	(249,555)	(936,831)	28,526

			827,273

Total of Short Equity Positions			70,219

Total of Long and Short Equity Positions			3,882,855

Net Cash and Other Receivables/ (Payables) (b)			248,900

Swaps, at Value			$4,131,755

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 Security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	38 months maturity 08/19/2016	$578,502

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
AGL Energy Ltd.	243,501	$3,383,894	$152,498
Ansell Ltd.	134,996	1,911,433	(63,872)
Aurizon Holdings Ltd.	1,514,378	4,720,830	773,771
Boral Ltd.	551,595	2,371,565	218,077
Caltex Australia Ltd.	195,712	4,813,835	(95,227)
CIMIC Group Ltd.	166,173	3,644,098	842,181
Coca-Cola Amatil Ltd.	708,326	4,562,501	(190,004)
Cochlear Ltd.	10,315	850,660	90,474
Flight Centre Travel Group Ltd.	36,465	1,016,065	(148,545)
Fortescue Metals Group Ltd.	994,258	2,256,945	403,733
Harvey Norman Holdings Ltd.	433,823	1,383,811	125,713
Iluka Resources Ltd.	109,754	515,708	25,368
Incitec Pivot Ltd.	302,981	694,626	(14,037)
Newcrest Mining Ltd.	178,270	2,736,970	352,777
Oil Search Ltd.	315,810	1,577,897	16,806
Origin Energy Ltd.	202,901	632,240	254,260
Qantas Airways Ltd.	1,060,907	2,768,603	(521,261)
Santos Ltd.	325,210	1,018,096	133,078
Star Entertainment Grp Ltd. (The)	557,273	1,989,996	280,739
Tabcorp Holdings Ltd.	474,824	1,577,075	58,585
Tatts Group Ltd.	539,328	1,599,145	(47,103)
Telstra Corp. Ltd.	516,315	2,093,245	64,814
TPG Telecom Ltd.	79,331	589,214	122,136
Treasury Wine Estates Ltd.	533,273	2,781,110	924,536
Woodside Petroleum Ltd.	153,606	3,078,862	35,845
WorleyParsons Ltd.	177,575	598,625	375,814

			4,171,156

Total of Long Equity Positions			4,171,156

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
ALS Ltd.	(629,905)	$(1,935,063)	$(396,688)
Alumina Ltd.	(1,865,724)	(1,617,155)	(216,794)
AMP Ltd.	(696,372)	(2,844,507)	130,600
APA Group	(771,829)	(4,932,312)	(436,039)
AusNet Services	(791,335)	(809,091)	(165,531)
Australia & New Zealand Banking Group Ltd.	(31,088)	(541,852)	(24,573)
Bank of Queensland Ltd.	(129,607)	(1,203,131)	169,094
Brambles Ltd.	(253,196)	(2,092,498)	(271,439)
Challenger Ltd.	(80,662)	(535,264)	8,280
Commonwealth Bank of Australia	(37,874)	(2,223,009)	97,135
Computershare Ltd.	(279,311)	(2,165,963)	234,553
Crown Resorts Ltd.	(144,382)	(1,310,371)	(62,916)
CSL Ltd.	(37,186)	(2,783,751)	(352,240)
Healthscope Ltd.	(1,350,601)	(2,676,570)	(229,832)
Insurance Australia Group Ltd.	(990,668)	(3,936,483)	(144,344)
Lend Lease Group	(54,431)	(533,738)	16,689
Macquarie Group Ltd.	(13,011)	(696,738)	19,457
Medibank Pvt Ltd.	(350,394)	(582,030)	(194,990)
Platinum Asset Management Ltd.	(259,605)	(1,211,460)	83,975
QBE Insurance Group Ltd.	(250,019)	(2,194,288)	219,238
Ramsay Health Care Ltd.	(46,135)	(2,130,702)	(362,688)
REA Group Ltd.	(25,709)	(881,621)	(272,142)
SEEK Ltd.	(677,258)	(7,144,101)	(630,579)
Sonic Healthcare Ltd.	(112,158)	(1,582,382)	(236,498)
South32 Ltd.	(498,559)	(335,524)	(249,180)
Suncorp Group Ltd.	(125,632)	(1,097,447)	(54,588)
Transurban Group	(187,131)	(1,507,004)	(178,442)
Vocus Communications Ltd.	(114,537)	(761,500)	4,958

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Westpac Banking Corp.	(63,427)	$(1,470,676)	$64,148
Woolworths Ltd.	(65,386)	(1,200,224)	171,797

			(3,259,579)

Ireland
James Hardie Industries plc	(36,312)	(457,341)	(105,036)

Total of Short Equity Positions			(3,364,615)

Total of Long and Short Equity Positions			806,541

Net Cash and Other Receivables/ (Payables) (b)			(228,039)

Swaps, at Value			$578,502

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	38-51 months maturity ranging from 08/22/2016 -09/20/2017	$2,458,509

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	381,000	$1,129,723	$18,365
CLP Holdings Ltd.	496,000	4,371,424	695,309
HKT Trust & HKT Ltd.	814,000	1,168,516	5,610
Kerry Properties Ltd.	717,500	1,970,789	(194,391)
Li & Fung Ltd.	2,194,000	1,157,352	(93,491)
New World Development Co. Ltd.	2,502,000	1,542,831	1,005,119
Orient Overseas International Ltd.	28,500	127,465	(30,172)
Power Assets Holdings Ltd.	234,500	2,273,398	(117,282)
Sino Land Co. Ltd.	1,088,000	1,578,459	212,918
SJM Holdings Ltd.	1,263,000	821,980	(48,650)
Techtronic Industries Co. Ltd.	261,000	985,001	104,935
VTech Holdings Ltd.	42,700	458,608	(8,447)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
WH Group Ltd.	7,119,500	$4,574,222	$1,064,387
Wheelock & Co. Ltd.	233,000	984,563	109,988
Xinyi Automobile Glass Hong Kong Enterprises Ltd. (3)	96,000	1	7,732
Xinyi Glass Holdings Ltd.	768,000	557,525	10,560
Yue Yuen Industrial Holdings Ltd.	692,000	2,473,905	268,713

			3,011,203

Total of Long Equity Positions			3,011,203

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(707,600)	(4,072,100)	(183,212)
ASM Pacific Technology Ltd.	(174,300)	(1,300,453)	47,158

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Cathay Pacific Airways Ltd.	(920,000)	$(1,596,177)	$246,479
Cheung Kong Property Holdings Ltd.	(140,000)	(739,015)	(143,076)
Esprit Holdings Ltd.	(341,000)	(370,159)	115,982
Galaxy Entertainment Group Ltd.	(647,000)	(1,944,532)	8,695
Hang Lung Properties Ltd.	(1,162,881)	(2,215,070)	(134,299)
Hong Kong & China Gas Co. Ltd.	(3,740,832)	(6,601,307)	(234,018)
Hysan Development Co. Ltd.	(193,000)	(790,817)	(69,870)
MGM China Holdings Ltd.	(1,973,600)	(2,980,244)	403,304
MTR Corp. Ltd.	(510,000)	(2,421,094)	(166,260)
Sands China Ltd.	(160,000)	(504,977)	(36,450)
Value Partners Group Ltd.	(1,064,000)	(1,047,981)	62,723

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Wynn Macau Ltd.	(1,502,000)	$(1,892,050)	$(284,473)

			(367,317)

Total of Short Equity Positions			(367,317)

Total of Long and Short Equity Positions			2,643,886

Net Cash and Other Receivables/ (Payables) (b)			(185,377)

Swaps, at Value			$2,458,509

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 Security (See Note 5).

Total Return Basket Swaps* Outstanding at June 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	55-61months maturity 12/22/2020	$(11,479,663)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Domtar Corp.	55,685	$2,009,101	$(59,569)

Ireland
Accenture plc	19,897	2,034,772	219,359
Endo International plc	35,565	554,439	19
Medtronic plc	7,237	563,762	64,192
XL Group plc	35,751	1,345,696	(154,830)

			128,740

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore
Flextronics International Ltd.	168,550	$1,794,524	$194,366

Switzerland
Allied World Assurance Co. Holdings AG	36,989	1,270,410	29,383
TE Connectivity Ltd.	26,770	1,584,196	(55,361)
Transocean Ltd.	214,869	2,090,257	464,536

			438,558

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Ensco plc	128,374	$1,257,065	$(10,553)
LivaNova plc	11,104	579,401	(21,647)
Michael Kors Holdings Ltd.	60,410	2,648,901	340,186
Noble Corp. plc	158,381	1,497,060	(192,001)

			115,985

United States
3M Co.	38,250	5,991,102	707,238
Aaron’s, Inc.	24,401	532,871	1,267
Abbott Laboratories	80,550	3,588,721	(422,301)
Abercrombie & Fitch Co.	157,980	3,514,866	(701,242)
Adobe Systems, Inc.	8,642	801,302	26,515
Aetna, Inc.	22,450	2,443,907	297,911
Aflac, Inc.	70,388	4,298,438	780,760
AGCO Corp.	18,340	840,226	24,138
Agilent Technologies, Inc.	86,649	3,552,304	291,446
Akamai Technologies, Inc.	83,659	4,300,240	378,808
Alaska Air Group, Inc.	29,596	2,033,459	(308,308)
Alleghany Corp.	1,320	634,483	90,963
Allscripts Healthcare Solutions, Inc.	127,472	1,741,737	(122,843)
Allstate Corp. (The)	62,363	3,847,256	515,036
Alphabet, Inc.	6,276	4,662,295	(246,940)
Altria Group, Inc.	114,122	6,800,189	1,069,664
Amazon.com, Inc.	5,124	3,231,986	434,851
Amdocs Ltd.	84,449	4,643,437	230,959
Ameren Corp.	141,599	6,604,197	982,677
American Eagle Outfitters, Inc.	170,148	2,624,574	85,884
American Electric Power Co., Inc.	53,820	3,382,058	390,185
American Financial Group, Inc.	31,837	2,237,936	115,774
American International Group, Inc.	92,058	5,390,296	(521,348)
American Water Works Co., Inc.	36,394	2,346,061	729,596
Ameriprise Financial, Inc.	23,701	2,399,454	(269,919)
AmerisourceBergen Corp.	54,404	4,570,424	(255,098)
Amgen, Inc.	22,581	3,602,395	(166,696)
Analog Devices, Inc.	42,352	2,381,078	17,739
Anthem, Inc.	34,435	4,787,916	(265,223)
AO Smith Corp.	70,590	4,982,562	1,237,123
Applied Materials, Inc.	126,565	2,790,542	243,221
Archer-Daniels-Midland Co.	95,403	3,282,499	809,336
Arrow Electronics, Inc.	78,942	4,614,299	272,210
Aspen Insurance Holdings Ltd.	35,050	1,608,907	16,712
Assurant, Inc.	19,030	1,542,401	100,079
Assured Guaranty Ltd.	154,437	3,939,343	(21,276)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Automatic Data Processing, Inc.	12,257	$1,010,709	$115,342
Avery Dennison Corp.	73,187	5,035,692	435,036
Avnet, Inc.	125,989	5,290,401	(186,587)
Avon Products, Inc.	165,861	598,293	28,662
Axis Capital Holdings Ltd.	54,676	2,965,541	41,639
Bank of America Corp.	39,536	546,495	(21,853)
Baxter International, Inc.	75,301	2,824,231	580,880
Becton Dickinson and Co.	3,735	628,245	5,173
Bed Bath & Beyond, Inc.	24,128	1,141,893	(99,081)
Belden, Inc.	8,648	532,905	(10,825)
Bemis Co., Inc.	79,009	3,620,595	447,578
Best Buy Co., Inc.	168,220	5,000,575	146,957
Big Lots, Inc.	75,374	2,817,279	959,712
Biogen, Inc.	19,266	5,387,476	(728,572)
Bio-Rad Laboratories, Inc.	4,963	658,606	51,203
Boeing Co. (The)	21,839	2,799,755	36,476
Booz Allen Hamilton Holding Corp.	18,703	539,612	14,745
Boston Beer Co., Inc. (The)	10,218	1,683,668	63,916
Brinker International, Inc.	28,884	1,325,115	(10,026)
Broadridge Financial Solutions, Inc.	39,239	2,089,243	469,140
Brocade Communications Systems, Inc.	812,178	7,047,831	407,963
Bruker Corp.	217,990	5,651,254	(694,161)
Brunswick Corp.	76,501	3,363,317	103,708
Bunge Ltd.	46,837	2,746,187	24,221
BWX Technologies, Inc.	134,186	4,181,894	617,939
CA, Inc.	138,656	4,127,766	424,311
Cabot Corp.	25,361	1,134,816	23,168
Cadence Design Systems, Inc.	105,999	2,195,999	379,777
California Resources Corp.	70,277	458,146	399,233
Campbell Soup Co.	25,436	1,383,027	309,230
Capital One Financial Corp.	23,692	1,675,828	(171,149)
Cardinal Health, Inc.	21,561	1,892,378	(210,404)
Carlisle Cos., Inc.	81,293	7,767,470	823,575
Carnival Corp.	42,557	2,141,220	(260,200)
Carter’s, Inc.	47,303	4,275,747	760,604
CDW Corp.	42,603	1,778,208	(70,680)
CenterPoint Energy, Inc.	62,726	1,441,067	64,357
CenturyLink, Inc.	113,529	3,043,041	250,435
Cerner Corp.	37,010	2,043,829	124,957
CH Robinson Worldwide, Inc.	13,426	944,265	52,615
Charles River Laboratories International, Inc.	63,806	5,169,673	90,494

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cheesecake Factory, Inc. (The)	51,159	$2,437,539	$25,256
Chico’s FAS, Inc.	152,553	1,631,685	2,158
Choice Hotels International, Inc.	11,852	558,534	5,859
Church & Dwight Co., Inc.	31,489	2,680,102	559,801
Cintas Corp.	29,504	2,667,030	228,197
Cisco Systems, Inc.	206,335	5,518,318	401,433
CIT Group, Inc.	20,517	673,898	(19,201)
Citigroup, Inc.	24,186	999,946	25,298
Citizens Financial Group, Inc.	27,932	657,497	(99,416)
Citrix Systems, Inc.	47,442	3,581,051	218,578
Clorox Co. (The)	40,029	5,210,611	329,002
Coca-Cola Co. (The)	118,858	5,030,018	357,815
Cognizant Technology Solutions Corp.	48,532	2,862,786	(84,814)
Colgate-Palmolive Co.	53,239	3,573,426	323,669
Comcast Corp.	19,322	1,109,827	149,774
Commerce Bancshares, Inc.	29,419	1,194,150	215,020
Commercial Metals Co.	97,514	1,346,777	301,209
Community Health Systems, Inc.	215,029	3,351,748	(760,648)
Computer Sciences Corp.	34,542	1,095,764	619,246
comScore, Inc.	38,146	1,148,734	(237,807)
ConAgra Foods, Inc.	50,964	2,306,653	129,936
Consolidated Edison, Inc.	68,013	4,664,957	806,009
Convergys Corp.	81,600	2,135,513	(95,513)
CoreLogic, Inc.	34,309	1,231,668	88,542
Corning, Inc.	49,237	890,701	117,673
CR Bard, Inc.	13,913	2,625,490	646,291
Cracker Barrel Old Country Store, Inc.	7,549	930,055	364,372
Crane Co.	20,307	955,627	196,186
Cree, Inc.	34,794	874,974	(24,609)
Crown Holdings, Inc.	47,590	2,481,381	(69,996)
CSX Corp.	89,158	2,310,535	14,706
Cummins, Inc.	24,211	2,097,867	624,418
CVR Energy, Inc.	34,799	950,160	(410,776)
Dana Holding Corp.	171,359	2,072,773	(263,221)
Danaher Corp.	18,217	1,682,266	157,651
Darden Restaurants, Inc.	36,418	2,146,755	159,961
Dean Foods Co.	233,990	4,116,805	116,074
Deckers Outdoor Corp.	9,951	555,918	16,464
Delta Air Lines, Inc.	80,338	3,738,505	(811,791)
Deluxe Corp.	22,696	1,292,009	214,324
Denbury Resources, Inc.	587,643	1,666,296	443,343
DeVry Education Group, Inc.	63,810	1,126,048	12,323
Diamond Offshore Drilling, Inc.	42,379	1,030,964	117
Dick’s Sporting Goods, Inc.	30,793	1,214,727	172,806

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dillard’s, Inc.	52,217	$3,336,693	$(172,342)
Discover Financial Services	55,457	2,987,126	(15,185)
Dollar General Corp.	8,577	674,120	132,118
Domino’s Pizza, Inc.	6,690	732,080	146,852
Dow Chemical Co. (The)	15,148	764,903	(11,896)
DR Horton, Inc.	107,657	3,055,454	333,588
Dr. Pepper Snapple Group, Inc.	90,164	8,300,328	412,219
DST Systems, Inc.	14,118	1,561,824	81,934
DSW, Inc.	66,248	1,470,145	(67,013)
DTE Energy Co.	30,809	2,663,558	390,230
Dun & Bradstreet Corp. (The)	18,593	1,862,457	402,915
Eaton Corp. plc	26,833	1,378,744	223,991
eBay, Inc.	343,089	8,671,552	(639,838)
Edison International	12,776	942,501	49,811
Edwards Lifesciences Corp.	16,718	1,349,267	318,019
Electronic Arts, Inc.	16,416	1,167,506	76,170
Eli Lilly & Co.	7,425	636,228	(51,509)
Emerson Electric Co.	47,007	2,214,547	237,338
Energen Corp.	27,711	1,245,181	90,767
Energizer Holdings, Inc.	28,215	1,052,280	400,511
Entergy Corp.	56,964	4,194,014	440,007
EP Energy Corp.	155,778	411,377	395,553
Equifax, Inc.	23,926	2,719,718	352,380
Estee Lauder Cos., Inc. (The)	38,863	3,540,584	(3,274)
Esterline Technologies Corp.	55,270	3,594,331	(165,381)
Everest Re Group Ltd.	15,711	2,736,195	133,734
Exelon Corp.	107,696	3,217,589	698,238
Expedia, Inc.	15,224	1,958,872	(340,561)
Expeditors International of Washington, Inc.	26,902	1,279,694	39,580
Express Scripts Holding Co.	20,493	1,467,928	85,441
F5 Networks, Inc.	23,591	2,203,204	482,396
Facebook, Inc.	25,278	2,790,465	98,304
FactSet Research Systems, Inc.	11,954	1,923,457	6,158
Fairchild Semiconductor International, Inc.	31,548	632,537	(6,310)
FedEx Corp.	13,446	2,104,286	(63,452)
First Solar, Inc.	69,159	3,625,832	(273,004)
FirstEnergy Corp.	145,806	4,859,708	230,379
Fiserv, Inc.	7,779	740,051	105,760
FLIR Systems, Inc.	17,208	510,319	22,269
Flowers Foods, Inc.	31,734	580,323	14,689
Foot Locker, Inc.	40,997	2,454,679	(205,584)
Ford Motor Co.	69,452	896,602	(23,590)
Fortinet, Inc.	30,227	906,202	48,668
Franklin Resources, Inc.	43,078	1,503,746	(66,233)
FTI Consulting, Inc.	35,361	1,315,907	122,578

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GameStop Corp.	25,574	$784,523	$(104,766)
Gannett Co., Inc.	123,728	1,938,715	(230,032)
Gap, Inc. (The)	61,246	1,223,288	76,352
General Dynamics Corp.	29,382	3,943,146	148,004
General Mills, Inc.	60,931	3,422,843	922,755
General Motors Co.	259,580	8,377,636	(1,031,522)
Genpact Ltd.	81,376	2,034,963	149,169
Genuine Parts Co.	21,881	2,108,323	107,128
Gilead Sciences, Inc.	61,232	5,638,994	(531,021)
GNC Holdings, Inc.	43,209	1,198,716	(149,169)
GoPro, Inc.	85,214	859,188	61,976
Graham Holdings Co.	2,826	1,392,973	(9,533)
Graphic Packaging Holding Co.	272,795	3,472,572	(51,723)
Great Plains Energy, Inc.	89,854	2,705,639	25,923
Groupon, Inc.	1,007,160	2,872,037	401,233
Guess?, Inc.	39,124	713,841	(125,024)
Hanover Insurance Group, Inc. (The)	16,296	1,342,108	36,860
Hartford Financial Services Group, Inc. (The)	19,963	844,899	41,058
Hasbro, Inc.	18,111	1,384,791	136,352
HCA Holdings, Inc.	29,271	1,910,048	344,112
HD Supply Holdings, Inc.	95,141	2,474,463	838,347
Herman Miller, Inc.	143,330	4,097,109	187,024
Hershey Co. (The)	5,674	535,134	108,808
Hewlett Packard Enterprise Co.	114,463	1,869,425	221,814
HollyFrontier Corp.	104,262	3,881,769	(1,403,462)
Hologic, Inc.	40,116	1,453,991	(65,977)
Home Depot, Inc. (The)	17,877	2,275,790	6,924
Honeywell International, Inc.	14,923	1,507,607	228,236
Hormel Foods Corp.	28,953	1,104,764	(45,084)
HP, Inc.	742,866	8,777,116	545,853
HSN, Inc.	36,417	1,710,919	70,965
Hubbell, Inc.	7,988	784,833	57,661
Huntington Ingalls Industries, Inc.	50,981	6,702,329	1,864,009
Huntsman Corp.	157,215	1,505,150	609,392
IAC/InterActiveCorp.	28,495	1,753,012	(148,744)
IDACORP, Inc.	12,571	946,890	75,760
Ingersoll-Rand plc	24,674	1,566,266	4,974
Ingredion, Inc.	46,189	4,651,166	1,326,153
Integrated Device Technology, Inc.	126,220	2,963,251	(422,442)
Intel Corp.	68,693	2,367,895	(114,764)
International Business Machines Corp.	32,346	4,450,546	458,929
International Paper Co.	44,562	1,582,193	306,345
Interpublic Group of Cos., Inc. (The)	124,882	2,820,113	64,661

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intersil Corp.	52,884	$707,697	$8,352
Intrexon Corp.	63,471	1,759,175	(197,154)
Intuit, Inc.	13,539	1,311,379	199,709
Intuitive Surgical, Inc.	3,239	2,076,706	65,601
Invesco Ltd.	55,061	1,622,504	(216,246)
Ionis Pharmaceuticals, Inc.	98,954	2,181,055	123,584
ITT, Inc.	27,758	942,632	(54,932)
j2 Global, Inc.	29,899	1,801,345	87,375
Jabil Circuit, Inc.	152,496	2,972,749	(156,148)
Jack Henry & Associates, Inc.	34,257	2,738,628	250,980
Jack in the Box, Inc.	25,046	1,904,187	247,765
Jacobs Engineering Group, Inc.	35,859	1,691,950	94,187
JetBlue Airways Corp.	218,774	4,376,057	(753,159)
JM Smucker Co. (The)	13,547	1,929,705	134,994
John Wiley & Sons, Inc.	40,105	1,724,093	368,585
Johnson & Johnson	47,786	4,855,860	940,582
Joy Global, Inc.	29,958	316,138	317,174
JPMorgan Chase & Co.	13,446	774,103	61,431
Juniper Networks, Inc.	171,623	4,270,984	(411,183)
KB Home	143,804	1,789,453	397,806
Kellogg Co.	10,451	746,394	106,930
Kennametal, Inc.	66,071	1,215,601	245,229
KeyCorp.	60,241	720,585	(54,922)
Kimberly-Clark Corp.	53,607	6,755,530	614,360
Kinder Morgan, Inc.	51,187	793,697	164,523
Kohl’s Corp.	67,466	2,529,983	28,328
L Brands, Inc.	10,299	928,814	(237,442)
L-3 Communications Holdings, Inc.	24,327	2,900,996	667,531
Laboratory Corp. of America Holdings	13,421	1,716,554	31,800
Lam Research Corp.	34,579	2,663,059	243,652
Lancaster Colony Corp.	22,790	2,581,294	326,938
Landstar System, Inc.	8,241	495,389	70,438
Las Vegas Sands Corp.	11,697	542,854	(34,152)
Lear Corp.	45,386	5,230,936	(612,457)
Leggett & Platt, Inc.	11,272	484,967	91,145
Lennox International, Inc.	30,845	4,020,081	378,416
Liberty Interactive Corp. QVC Group	77,827	2,042,130	(67,659)
Lincoln Electric Holdings, Inc.	16,283	821,879	140,120
Lincoln National Corp.	75,134	3,351,135	(438,190)
Linear Technology Corp.	16,908	743,222	43,508
Lowe’s Cos., Inc.	35,347	2,614,600	183,822
LyondellBasell Industries NV	26,778	2,272,638	(279,819)
Macy’s, Inc.	120,991	4,069,529	(3,022)
Mallinckrodt plc	34,566	2,346,804	(245,883)
Manhattan Associates, Inc.	24,139	1,542,403	5,631
ManpowerGroup, Inc.	59,553	4,760,642	(929,002)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marathon Oil Corp.	50,851	$661,980	$101,294
Marathon Petroleum Corp.	101,033	4,572,292	(737,079)
Marriott International, Inc.	8,568	588,619	(19,190)
Marvell Technology Group Ltd.	323,046	2,757,113	321,516
Masco Corp.	155,376	4,568,109	239,225
Maxim Integrated Products, Inc.	73,978	2,700,517	(60,242)
McDonald’s Corp.	16,939	1,990,472	47,967
McKesson Corp.	15,796	2,962,560	(14,237)
Mentor Graphics Corp.	193,910	3,606,008	516,519
Merck & Co., Inc.	53,153	2,790,973	271,171
MetLife, Inc.	59,971	2,798,843	(410,198)
Michaels Cos., Inc. (The)	39,706	1,098,480	30,759
Micron Technology, Inc.	266,980	3,130,082	543,563
Microsoft Corp.	72,342	3,825,781	(124,041)
Molina Healthcare, Inc.	39,906	2,360,352	(369,043)
Mondelez International, Inc.	58,335	2,553,884	100,942
Morgan Stanley	44,967	1,372,490	(204,247)
Morningstar, Inc.	9,685	757,360	34,680
MSC Industrial Direct Co., Inc.	69,093	5,092,386	(217,184)
MSCI, Inc.	61,423	4,274,697	462,245
MSG Networks, Inc.	99,519	1,996,120	(469,499)
Murphy USA, Inc.	27,107	1,728,598	281,658
Mylan NV	49,393	2,125,399	10,354
Nasdaq, Inc.	86,605	5,188,038	412,707
NCR Corp.	21,464	543,602	52,453
NetApp, Inc.	73,565	1,916,417	(107,454)
NeuStar, Inc.	75,806	1,774,450	7,749
New York Times Co. (The)	72,828	886,937	(5,718)
News Corp.	132,781	1,643,035	(135,970)
NIKE, Inc.	58,137	3,733,289	(524,126)
NiSource, Inc.	39,723	891,821	161,633
Norfolk Southern Corp.	17,515	1,454,172	36,880
Northrop Grumman Corp.	17,763	3,344,951	603,409
Nu Skin Enterprises, Inc.	135,937	4,890,747	1,388,183
Nuance Communications, Inc.	188,132	3,396,421	(455,918)
NVIDIA Corp.	11,764	384,330	168,696
NVR, Inc.	529	880,243	61,557
Oceaneering International, Inc.	78,146	2,435,936	(102,497)
Office Depot, Inc.	154,600	524,372	(12,646)
Old Republic International Corp.	39,775	737,530	29,730
Omnicom Group, Inc.	17,159	1,280,785	117,501
ON Semiconductor Corp.	275,639	2,521,151	(90,015)
OneMain Holdings, Inc.	26,813	844,288	(232,415)
Oracle Corp.	70,746	2,550,807	344,827

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Orbital ATK, Inc.	11,496	$1,002,362	$(23,593)
O’Reilly Automotive, Inc.	2,400	568,900	81,740
Owens & Minor, Inc.	44,788	1,681,477	(7,302)
Owens Corning	147,141	7,068,616	512,089
Packaging Corp. of America	19,677	1,276,244	40,737
Panera Bread Co.	3,805	720,813	85,619
Parker-Hannifin Corp.	18,405	2,035,686	(47,026)
PBF Energy, Inc.	26,498	894,547	(264,424)
PepsiCo, Inc.	106,779	10,682,682	629,485
PerkinElmer, Inc.	16,218	860,462	(10,315)
Pfizer, Inc.	88,921	2,947,060	183,849
PG&E Corp.	52,516	2,914,941	441,881
Philip Morris International, Inc.	14,295	1,362,106	91,982
Phillips 66	8,823	674,109	25,908
Pilgrim’s Pride Corp.	51,175	1,230,764	73,175
Pinnacle West Capital Corp.	53,857	3,854,564	511,085
Pitney Bowes, Inc.	58,507	1,159,609	(118,184)
Plantronics, Inc.	56,081	2,349,815	117,749
PNC Financial Services Group, Inc. (The)	18,044	1,591,000	(122,399)
PNM Resources, Inc.	15,829	514,202	46,778
Pool Corp.	6,080	541,993	29,710
Popular, Inc.	18,358	468,048	69,842
Priceline Group, Inc. (The)	2,286	2,995,298	(141,433)
Principal Financial Group, Inc.	20,705	832,809	18,373
ProAssurance Corp.	18,390	895,035	89,749
Procter & Gamble Co. (The)	89,407	7,130,068	440,023
Progressive Corp. (The)	87,890	2,843,494	100,821
Prudential Financial, Inc.	37,203	2,927,993	(273,931)
Public Service Enterprise Group, Inc.	310,183	12,598,720	1,858,910
PVH Corp.	23,273	1,745,985	447,029
QEP Resources, Inc.	28,496	421,466	80,918
QUALCOMM, Inc.	75,005	3,727,194	290,824
Quanta Services, Inc.	173,718	3,514,940	501,420
Quest Diagnostics, Inc.	32,287	2,187,790	440,695
Quintiles Transnational Holdings, Inc.	92,372	6,318,879	(285,140)
Rackspace Hosting, Inc.	221,195	4,568,759	45,368
Ralph Lauren Corp.	21,189	2,129,866	(230,908)
Raytheon Co.	27,652	3,436,594	322,695
Red Hat, Inc.	12,835	979,881	(48,060)
Regal Beloit Corp.	22,998	1,308,551	(42,511)
Regions Financial Corp.	128,278	1,108,946	(17,300)
Reinsurance Group of America, Inc.	25,260	2,171,257	278,711
Reliance Steel & Aluminum Co.	29,343	1,889,336	367,141
Republic Services, Inc.	41,413	1,937,110	187,791
ResMed, Inc.	17,562	1,006,803	103,643

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Reynolds American, Inc.	38,319	$1,888,550	$177,994
Robert Half International, Inc.	156,729	6,625,482	(644,704)
Rockwell Automation, Inc.	22,114	2,211,842	327,287
Ross Stores, Inc.	35,004	1,948,846	35,530
Rowan Cos. plc	90,581	1,430,737	168,924
RR Donnelley & Sons Co.	182,482	2,617,700	469,895
Sally Beauty Holdings, Inc.	22,951	670,957	4,032
SCANA Corp.	56,162	3,863,902	385,315
Service Corp. International	21,681	568,332	17,922
Sherwin-Williams Co. (The)	5,478	1,550,203	58,522
Skechers U.S.A., Inc.	126,573	3,806,179	(44,430)
Skyworks Solutions, Inc.	19,213	1,331,233	(115,434)
Snap-on, Inc.	5,763	910,409	(893)
Sonoco Products Co.	100,306	4,377,602	603,594
Southwest Airlines Co.	43,768	1,877,935	(161,791)
Spirit AeroSystems Holdings, Inc.	158,729	7,482,496	(657,149)
SPX Corp.	64,943	591,862	372,542
SPX FLOW, Inc.	24,927	472,783	177,064
Stanley Black & Decker, Inc.	20,285	2,240,178	15,920
Staples, Inc.	156,430	1,437,899	(89,472)
Starbucks Corp.	21,496	1,277,123	(49,272)
Steel Dynamics, Inc.	38,535	766,726	177,381
SunTrust Banks, Inc.	23,967	936,856	47,708
SUPERVALU, Inc.	629,829	3,374,784	(401,991)
Symantec Corp.	80,757	1,499,660	159,089
Synaptics, Inc.	38,050	2,680,650	(635,462)
Synchrony Financial	128,330	3,721,403	(477,221)
SYNNEX Corp.	40,854	3,599,114	274,662
Synopsys, Inc.	49,304	2,284,632	381,729
Sysco Corp.	54,152	2,401,916	345,757
T Rowe Price Group, Inc.	14,714	1,042,198	31,483
Tableau Software, Inc.	48,965	2,099,656	295,711
Target Corp.	45,262	3,266,358	(106,165)
Tech Data Corp.	78,482	5,420,223	218,709
Teekay Corp.	193,410	1,058,603	320,410
Teledyne Technologies, Inc.	9,040	733,202	162,210
Telephone & Data Systems, Inc.	79,914	2,001,063	369,186
Teradata Corp.	94,979	2,538,480	(157,356)
Teradyne, Inc.	133,063	2,697,777	(77,767)
Tesoro Corp.	61,510	5,310,695	(702,366)
Texas Instruments, Inc.	34,771	1,927,948	250,455
Textron, Inc.	47,629	1,668,636	72,680
Thomson Reuters Corp.	12,983	489,121	35,652
Thor Industries, Inc.	47,752	2,661,383	430,082
Time Warner, Inc.	8,839	587,999	62,021
Timken Co. (The)	57,822	1,816,594	(43,771)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TJX Cos., Inc. (The)	44,963	$3,305,668	$166,825
Toll Brothers, Inc.	33,629	922,060	(17,104)
Toro Co. (The)	6,293	507,097	47,946
Total System Services, Inc.	54,752	2,758,894	148,985
Travelers Cos., Inc. (The)	29,616	3,338,699	186,790
Trinity Industries, Inc.	106,495	1,979,847	(2,235)
TripAdvisor, Inc.	12,666	828,398	(13,974)
Triumph Group, Inc.	14,073	527,153	(27,562)
Tupperware Brands Corp.	9,559	531,540	6,440
Tyson Foods, Inc.	136,248	8,227,547	872,457
United Continental Holdings, Inc.	159,839	7,140,759	(580,966)
United Natural Foods, Inc.	49,413	1,952,191	360,337
United Technologies Corp.	21,642	2,111,761	107,626
United Therapeutics Corp.	77,290	10,138,946	(1,952,390)
UnitedHealth Group, Inc.	26,188	3,062,164	635,581
Universal Health Services, Inc.	8,888	1,009,663	182,217
Unum Group	59,893	1,934,763	(30,765)
Urban Outfitters, Inc.	182,580	4,846,247	174,703
US Bancorp.	17,696	693,679	20,000
Valero Energy Corp.	104,039	6,699,536	(1,393,547)
Validus Holdings Ltd.	49,111	2,224,110	162,194
Vantiv, Inc.	36,438	1,831,435	230,956
Varian Medical Systems, Inc.	8,809	691,259	33,105
VCA, Inc.	10,609	535,989	181,285
Vectren Corp.	28,667	1,249,292	260,599
VeriFone Systems, Inc.	28,137	558,100	(36,440)
VeriSign, Inc.	16,652	1,339,838	99,894
Verizon Communications, Inc.	67,789	3,298,467	486,871
Viacom, Inc.	54,559	2,119,184	143,378
Viavi Solutions, Inc.	263,303	1,744,788	911
Vishay Intertechnology, Inc.	154,631	1,843,990	71,889
VMware, Inc.	25,786	1,441,337	34,138
Voya Financial, Inc.	28,176	885,263	(187,625)
VWR Corp.	69,497	1,977,549	30,915
Waddell & Reed Financial, Inc.	125,212	2,713,015	(556,865)
Wal-Mart Stores, Inc.	91,935	5,743,989	969,105
Waste Management, Inc.	54,739	3,148,807	478,747
Waters Corp.	10,114	1,313,037	109,497
Watsco, Inc.	26,507	3,337,354	391,916
WellCare Health Plans, Inc.	38,746	3,386,502	770,169
Wells Fargo & Co.	23,626	1,143,867	(25,648)
Werner Enterprises, Inc.	66,202	1,595,094	(74,434)
WESCO International, Inc.	17,099	685,518	194,909

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Digital Corp.	51,359	$2,853,328	$(426,101)
Western Refining, Inc.	83,940	2,529,018	(797,336)
Western Union Co. (The)	47,795	842,723	73,985
Westlake Chemical Corp.	42,709	2,109,372	(276,302)
Whirlpool Corp.	6,236	916,879	122,288
World Fuel Services Corp.	73,529	2,953,695	538,197
Worthington Industries, Inc.	16,571	513,954	186,999
WR Berkley Corp.	10,643	528,912	108,817
Wyndham Worldwide Corp.	14,211	984,213	28,037
Xcel Energy, Inc.	19,578	832,874	43,829
Xerox Corp.	496,956	4,824,510	(108,397)
Xilinx, Inc.	44,890	2,118,518	(47,742)
Yelp, Inc.	23,162	422,739	280,459
Yum! Brands, Inc.	39,451	2,808,930	462,347
Zynga, Inc.	419,032	1,050,493	(7,103)

			42,779,932

Total of Long Equity Positions			43,598,012

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(17,966)	(1,003,715)	(323,254)
Waste Connections, Inc.	(58,862)	(4,056,831)	(184,176)

			(507,430)

Ireland
Alkermes plc	(15,898)	(667,047)	(20,065)
Allegion plc	(40,553)	(2,551,677)	(263,918)
Perrigo Co. plc	(48,363)	(6,011,599)	1,626,526

			1,342,543

Netherlands
Chicago Bridge & Iron Co. NV	(75,081)	(2,731,263)	131,208
Core Laboratories NV	(34,921)	(3,683,206)	(643,157)
Frank’s International NV	(78,150)	(1,178,009)	36,238
QIAGEN NV	(69,195)	(1,651,264)	142,121
Sensata Technologies Holding NV	(77,089)	(3,442,795)	753,160

			419,570

Norway
Golar LNG Ltd.	(65,600)	(998,605)	(18,195)

Singapore
Broadcom Ltd.	(21,412)	(3,311,701)	(15,724)

Switzerland
Garmin Ltd.	(21,415)	(912,985)	4,561
Weatherford International plc	(409,877)	(2,789,420)	514,603

			519,164

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Aon plc	(32,007)	$(2,875,304)	$(620,821)
Delphi Automotive plc	(44,731)	(2,980,240)	180,079
Liberty Global plc	(104,314)	(3,512,315)	480,950
Liberty Global plc LiLAC	(13,014)	(438,192)	18,360
Pentair plc	(65,952)	(3,130,703)	(713,639)
STERIS plc	(39,527)	(2,878,232)	160,751
Willis Towers Watson plc	(8,734)	(1,082,696)	(3,028)

			(497,348)

United States
3D Systems Corp.	(247,324)	(2,754,922)	(630,944)
AbbVie, Inc.	(30,867)	(1,841,241)	(69,735)
Acadia Healthcare Co., Inc.	(154,598)	(9,208,132)	643,402
ACI Worldwide, Inc.	(25,914)	(546,008)	40,426
Acuity Brands, Inc.	(15,063)	(3,633,753)	(101,268)
Acxiom Corp.	(43,564)	(952,745)	(5,228)
Advance Auto Parts, Inc.	(17,702)	(2,710,839)	(150,335)
Advanced Micro Devices, Inc.	(385,398)	(828,704)	(1,152,242)
AECOM	(93,898)	(2,610,757)	(372,383)
Agios Pharmaceuticals, Inc.	(31,603)	(1,470,374)	146,366
Air Lease Corp.	(114,138)	(3,208,696)	152,080
Air Products & Chemicals, Inc.	(5,534)	(699,141)	(86,909)
Akorn, Inc.	(62,939)	(1,537,969)	(254,849)
Albemarle Corp.	(53,750)	(2,757,754)	(1,505,159)
Alcoa, Inc.	(256,558)	(2,108,794)	(269,498)
Alexion Pharmaceuticals, Inc.	(38,885)	(6,292,535)	1,752,322
Align Technology, Inc.	(7,978)	(516,735)	(125,893)
Allegheny Technologies, Inc.	(167,868)	(1,783,854)	(356,463)
Allergan plc	(11,316)	(2,568,281)	(46,733)
Alliance Data Systems Corp.	(9,706)	(2,556,589)	654,989
Alliant Energy Corp.	(76,286)	(2,384,555)	(644,000)
Ally Financial, Inc.	(217,401)	(3,744,002)	32,967
Alnylam Pharmaceuticals, Inc.	(67,392)	(4,251,313)	511,731
American Airlines Group, Inc.	(41,567)	(1,302,886)	126,124
AMETEK, Inc.	(68,413)	(3,495,335)	332,602
Amphenol Corp.	(51,393)	(2,658,682)	(287,678)
Amsurg Corp.	(22,549)	(1,759,076)	10,627
AmTrust Financial Services, Inc.	(41,557)	(1,021,411)	3,264
Anadarko Petroleum Corp.	(42,152)	(1,758,319)	(486,275)
Apache Corp.	(82,188)	(3,543,683)	(1,031,723)
Apple, Inc.	(7,532)	(733,441)	13,381
AptarGroup, Inc.	(14,147)	(1,076,126)	(43,326)
Aqua America, Inc.	(73,660)	(2,196,499)	(430,217)
Arista Networks, Inc.	(42,260)	(3,055,369)	334,671
ARRIS International plc	(284,203)	(7,329,336)	1,372,441

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Arthur J Gallagher & Co.	(22,727)	$(962,632)	$(119,173)
Artisan Partners Asset Management, Inc.	(67,410)	(2,126,988)	261,079
Ascena Retail Group, Inc.	(208,421)	(1,653,351)	196,488
Ashland, Inc.	(15,911)	(1,593,937)	(232,168)
Associated Banc-Corp.	(30,316)	(519,830)	(90)
athenahealth, Inc.	(4,559)	(693,977)	64,790
Atmos Energy Corp.	(10,727)	(668,673)	(203,647)
Autodesk, Inc.	(33,014)	(1,746,766)	(40,612)
AutoNation, Inc.	(63,348)	(3,055,933)	79,844
Avangrid, Inc.	(14,604)	(600,061)	(72,600)
Avis Budget Group, Inc.	(213,886)	(6,534,661)	(358,885)
Axalta Coating Systems Ltd.	(79,812)	(2,068,358)	(49,054)
B/E Aerospace, Inc.	(26,097)	(1,122,931)	(82,098)
Baker Hughes, Inc.	(62,764)	(2,843,092)	10,553
Ball Corp.	(152,559)	(10,681,121)	(347,369)
Bank of Hawaii Corp.	(25,687)	(1,647,449)	(119,817)
Bank of New York Mellon Corp. (The)	(15,874)	(641,848)	25,143
Bank of the Ozarks, Inc.	(65,472)	(2,679,128)	222,619
BankUnited, Inc.	(67,783)	(2,164,639)	82,345
BB&T Corp.	(33,141)	(1,003,775)	(176,376)
BioMarin Pharmaceutical, Inc.	(39,162)	(3,195,290)	148,487
Bio-Techne Corp.	(44,558)	(4,135,478)	(889,328)
Black Hills Corp.	(53,423)	(2,742,922)	(624,864)
Black Knight Financial Services, Inc.	(57,206)	(1,764,754)	(386,192)
BlackRock, Inc.	(4,742)	(1,391,320)	(232,957)
BorgWarner, Inc.	(179,338)	(6,737,669)	1,443,611
Boston Scientific Corp.	(75,765)	(1,299,641)	(470,987)
Bristol-Myers Squibb Co.	(55,883)	(3,886,799)	(223,396)
Brookdale Senior Living, Inc.	(57,120)	(1,040,726)	158,794
Brown & Brown, Inc.	(50,512)	(1,589,736)	(302,949)
Brown-Forman Corp.	(34,183)	(3,409,520)	(576)
Buffalo Wild Wings, Inc.	(5,888)	(940,584)	122,447
Cabela’s, Inc.	(70,050)	(3,126,679)	(380,024)
Cable One, Inc.	(2,251)	(951,612)	(199,572)
Cabot Oil & Gas Corp.	(97,471)	(1,733,412)	(775,492)
CalAtlantic Group, Inc.	(89,916)	(2,930,675)	(370,141)
Calpine Corp.	(282,861)	(4,056,523)	(115,677)
CarMax, Inc.	(86,441)	(4,429,059)	190,856
Casey’s General Stores, Inc.	(4,558)	(541,065)	(58,357)
Catalent, Inc.	(90,520)	(2,144,049)	62,994
Caterpillar, Inc.	(23,421)	(1,620,882)	(154,664)
Cathay General Bancorp	(28,638)	(818,765)	11,174
CBOE Holdings, Inc.	(29,574)	(1,904,187)	(66,033)
CBS Corp.	(11,625)	(551,381)	(81,484)
CDK Global, Inc.	(29,173)	(1,355,814)	(262,996)
CEB, Inc.	(8,617)	(536,989)	5,493
Celgene Corp.	(13,146)	(1,319,559)	22,969
CF Industries Holdings, Inc.	(77,546)	(2,634,123)	765,265

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charles Schwab Corp. (The)	(120,268)	$(3,823,282)	$779,298
Chemours Co. (The)	(62,765)	(487,445)	(29,739)
Cheniere Energy, Inc.	(100,926)	(3,525,559)	(264,212)
Chesapeake Energy Corp.	(232,943)	(965,243)	(31,753)
Chevron Corp.	(22,337)	(1,946,887)	(394,701)
Chipotle Mexican Grill, Inc.	(9,189)	(4,298,426)	597,465
Ciena Corp.	(148,712)	(2,797,750)	9,400
Cimarex Energy Co.	(35,313)	(3,433,420)	(780,127)
Cincinnati Financial Corp.	(10,398)	(628,227)	(150,479)
Clean Harbors, Inc.	(21,323)	(994,461)	(116,681)
CME Group, Inc.	(5,699)	(530,721)	(24,361)
CMS Energy Corp.	(80,030)	(2,899,829)	(770,346)
CNO Financial Group, Inc.	(76,783)	(1,193,694)	(146,937)
Cobalt International Energy, Inc.	(325,080)	(887,749)	452,142
Cognex Corp.	(73,642)	(2,550,012)	(623,958)
Colfax Corp.	(48,074)	(1,055,669)	(216,369)
Comerica, Inc.	(20,690)	(884,758)	33,778
CommScope Holding Co., Inc.	(202,222)	(4,706,372)	(1,568,577)
CommVault Systems, Inc.	(15,547)	(530,579)	(140,896)
Compass Minerals International, Inc.	(43,943)	(3,187,369)	(72,762)
Concho Resources, Inc.	(35,436)	(3,657,412)	(569,040)
Cooper Cos., Inc. (The)	(13,834)	(1,850,587)	(522,912)
Copart, Inc.	(44,495)	(1,905,937)	(274,763)
CoStar Group, Inc.	(12,147)	(2,334,040)	(322,023)
Costco Wholesale Corp.	(21,920)	(3,349,849)	(92,468)
Covanta Holding Corp.	(345,103)	(5,328,170)	(348,775)
CST Brands, Inc.	(60,968)	(2,406,520)	(219,981)
Cullen/Frost Bankers, Inc.	(32,074)	(1,647,550)	(396,526)
Cypress Semiconductor Corp.	(424,961)	(3,758,607)	(724,732)
DaVita HealthCare Partners, Inc.	(24,116)	(1,634,319)	(230,330)
Deere & Co.	(27,039)	(2,059,455)	(131,786)
Devon Energy Corp.	(38,355)	(1,147,113)	(243,256)
DexCom, Inc.	(85,761)	(6,123,453)	(679,967)
Diebold, Inc.	(139,450)	(3,798,190)	335,647
Discovery Communications, Inc.	(57,365)	(1,519,025)	71,706
DISH Network Corp.	(33,134)	(1,709,127)	(27,094)
Dollar Tree, Inc.	(83,127)	(6,406,820)	(1,427,068)
Dominion Resources, Inc.	(144,703)	(9,786,584)	(1,490,121)
Donaldson Co., Inc.	(55,846)	(1,546,258)	(372,611)
Dover Corp.	(24,095)	(1,519,934)	(150,332)
DreamWorks Animation SKG, Inc.	(41,430)	(972,273)	(720,971)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Duke Energy Corp.	(11,966)	$(843,603)	$(182,960)
Dunkin’ Brands Group, Inc.	(54,417)	(2,273,278)	(100,391)
E*TRADE Financial Corp.	(28,612)	(664,059)	(8,037)
Eagle Materials, Inc.	(21,134)	(1,235,413)	(395,075)
Eastman Chemical Co.	(19,956)	(1,270,404)	(84,608)
Eaton Vance Corp.	(17,616)	(501,906)	(120,644)
Ecolab, Inc.	(18,278)	(2,023,129)	(144,642)
Envision Healthcare Holdings, Inc.	(165,384)	(3,664,509)	(531,283)
EOG Resources, Inc.	(57,196)	(4,168,388)	(602,903)
EQT Corp.	(11,859)	(605,319)	(312,923)
Eversource Energy	(58,875)	(3,020,219)	(506,393)
Exxon Mobil Corp.	(21,917)	(1,708,649)	(345,850)
Fastenal Co.	(56,156)	(2,506,231)	13,466
Federated Investors, Inc.	(20,500)	(475,616)	(114,374)
Fidelity National Information Services, Inc.	(31,053)	(1,926,513)	(361,472)
FireEye, Inc.	(108,092)	(1,712,722)	(67,553)
First Data Corp.	(450,220)	(5,001,923)	17,987
First Horizon National Corp.	(120,117)	(1,581,801)	(73,411)
First Republic Bank	(42,510)	(2,613,480)	(361,795)
FleetCor Technologies, Inc.	(13,434)	(1,918,241)	(4,568)
Flowserve Corp.	(19,680)	(764,140)	(124,806)
FMC Corp.	(88,609)	(3,313,645)	(789,837)
FNB Corp.	(41,866)	(532,573)	7,574
FNF Group	(63,964)	(2,080,934)	(317,716)
Fortune Brands Home & Security, Inc.	(14,891)	(784,054)	(79,178)
Freeport-McMoRan, Inc.	(208,374)	(2,239,995)	(81,291)
Frontier Communications Corp.	(470,320)	(1,974,306)	(349,075)
GATX Corp.	(68,896)	(2,846,541)	(182,816)
General Electric Co.	(181,533)	(5,516,447)	(198,212)
Genesee & Wyoming, Inc.	(67,911)	(3,353,191)	(650,162)
Gentex Corp.	(142,315)	(2,110,770)	(87,996)
Genworth Financial, Inc.	(627,653)	(1,774,815)	155,470
Global Payments, Inc.	(7,882)	(479,324)	(83,293)
Goodyear Tire & Rubber Co. (The)	(30,940)	(825,343)	31,423
Graco, Inc.	(11,971)	(790,447)	(155,142)
Granite Construction, Inc.	(38,036)	(1,623,933)	(108,607)
Greif, Inc.	(13,545)	(342,180)	(162,642)
H&R Block, Inc.	(28,944)	(590,559)	(75,153)
Hain Celestial Group, Inc. (The)	(27,478)	(1,167,439)	(199,591)
Halliburton Co.	(112,209)	(3,949,806)	(1,132,140)
Halyard Health, Inc.	(45,617)	(1,353,364)	(130,101)
Hancock Holding Co.	(41,242)	(1,050,495)	(26,334)
Hanesbrands, Inc.	(71,015)	(1,995,345)	210,738
Harley-Davidson, Inc.	(97,924)	(4,233,116)	(202,841)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Harman International Industries, Inc.	(34,207)	$(2,969,160)	$512,413
Harris Corp.	(47,334)	(3,873,899)	(75,650)
Helmerich & Payne, Inc.	(34,932)	(1,870,784)	(474,201)
Henry Schein, Inc.	(12,064)	(2,061,303)	(71,612)
Hertz Global Holdings, Inc.	(178,477)	(1,930,204)	(45,537)
Hess Corp.	(19,646)	(973,342)	(207,382)
Hexcel Corp.	(58,206)	(2,676,783)	253,086
Hill-Rom Holdings, Inc.	(16,557)	(808,129)	(27,171)
Hilton Worldwide Holdings, Inc.	(67,921)	(1,433,615)	(96,645)
Howard Hughes Corp. (The)	(36,307)	(3,885,689)	(264,928)
Huntington Bancshares, Inc.	(64,590)	(582,337)	4,902
IDEX Corp.	(8,343)	(573,262)	(111,699)
IDEXX Laboratories, Inc.	(42,979)	(2,974,136)	(1,016,894)
Illumina, Inc.	(58,764)	(9,856,946)	1,607,656
Incyte Corp.	(38,831)	(2,723,827)	(381,876)
Intercontinental Exchange, Inc.	(9,094)	(2,343,362)	15,662
International Flavors & Fragrances, Inc.	(17,473)	(1,990,287)	(212,534)
IPG Photonics Corp.	(7,238)	(624,887)	45,847
Janus Capital Group, Inc.	(37,310)	(525,182)	5,827
JB Hunt Transport Services, Inc.	(11,554)	(852,088)	(82,977)
JC Penney Co., Inc.	(377,407)	(2,942,489)	(408,886)
Johnson Controls, Inc.	(103,896)	(4,451,341)	(147,096)
Juno Therapeutics, Inc.	(21,523)	(876,361)	49,016
Kansas City Southern	(66,610)	(4,754,653)	(1,246,241)
KAR Auction Services, Inc.	(25,996)	(976,765)	(108,308)
Kirby Corp.	(40,345)	(2,553,132)	36,008
KLX, Inc.	(77,632)	(2,502,119)	95,527
Knowles Corp.	(265,178)	(3,353,209)	(274,426)
Kosmos Energy Ltd.	(375,586)	(1,926,423)	(120,521)
Kroger Co. (The)	(31,216)	(1,115,769)	(32,668)
Laredo Petroleum, Inc.	(109,905)	(1,235,948)	84,143
LendingClub Corp.	(231,114)	(1,236,370)	242,580
Lennar Corp.	(72,670)	(3,338,044)	(12,043)
Leucadia National Corp.	(103,394)	(1,727,522)	(64,296)
Level 3 Communications, Inc.	(29,480)	(1,454,385)	(63,540)
Lexmark International, Inc.	(16,531)	(471,012)	(153,033)
Liberty Broadband Corp.	(73,264)	(4,038,863)	(356,977)
Lions Gate Entertainment Corp.	(176,239)	(4,198,321)	633,006
Live Nation Entertainment, Inc.	(134,935)	(3,126,933)	(44,039)
LKQ Corp.	(18,506)	(450,804)	(135,836)
Lockheed Martin Corp.	(8,716)	(2,085,141)	(77,909)
Loews Corp.	(145,311)	(5,338,911)	(631,918)
Louisiana-Pacific Corp.	(217,365)	(3,621,143)	(150,140)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lumentum Holdings, Inc.	(39,181)	$(937,149)	$(11,031)
M&T Bank Corp.	(16,306)	(1,988,032)	60,174
Macquarie Infrastructure Corp.	(77,452)	(5,254,662)	(480,659)
Madison Square Garden Co. (The)	(9,771)	(1,631,542)	(54,053)
Manitowoc Foodservice, Inc.	(99,474)	(1,029,464)	(723,268)
Markel Corp.	(1,128)	(1,028,353)	(46,383)
MarketAxess Holdings, Inc.	(20,319)	(2,412,897)	(541,485)
Marsh & McLennan Cos., Inc.	(44,353)	(2,484,513)	(551,894)
Martin Marietta Materials, Inc.	(14,284)	(2,038,898)	(703,630)
MasterCard, Inc.	(37,475)	(3,579,968)	279,919
Mattel, Inc.	(101,508)	(2,802,512)	(373,673)
MAXIMUS, Inc.	(50,534)	(2,642,821)	(155,247)
MDC Holdings, Inc.	(22,919)	(536,472)	(21,376)
MDU Resources Group, Inc.	(272,745)	(4,814,002)	(1,731,878)
MEDNAX, Inc.	(45,968)	(3,206,984)	(122,478)
Mercury General Corp.	(20,242)	(985,515)	(90,550)
Mettler-Toledo International, Inc.	(1,659)	(619,114)	13,712
MGM Resorts International	(33,254)	(741,456)	(11,082)
Microchip Technology, Inc.	(41,079)	(1,739,254)	(345,916)
Microsemi Corp.	(73,249)	(2,407,422)	13,645
Middleby Corp. (The)	(32,535)	(3,325,719)	(423,939)
Mohawk Industries, Inc.	(4,682)	(824,678)	(63,778)
Molson Coors Brewing Co.	(42,107)	(3,921,890)	(336,391)
Monster Beverage Corp.	(35,066)	(5,287,581)	(347,876)
Moody’s Corp.	(28,734)	(2,693,506)	842
Mosaic Co. (The)	(58,412)	(1,532,478)	3,252
Murphy Oil Corp.	(22,506)	(554,663)	(159,903)
Nabors Industries Ltd.	(175,744)	(1,679,650)	(86,577)
National Fuel Gas Co.	(74,936)	(3,244,262)	(1,018,097)
National Instruments Corp.	(63,889)	(1,758,760)	8,201
National Oilwell Varco, Inc.	(63,936)	(2,030,084)	(121,363)
Navient Corp.	(42,143)	(519,210)	15,601
Netflix, Inc.	(27,874)	(2,603,835)	53,921
NetScout Systems, Inc.	(257,999)	(6,195,089)	454,611
NetSuite, Inc.	(56,183)	(4,384,600)	294,478
Newell Brands, Inc.	(60,413)	(2,610,380)	(323,879)
Newfield Exploration Co.	(74,784)	(2,060,793)	(1,243,164)
NewMarket Corp.	(2,439)	(847,638)	(163,035)
NextEra Energy, Inc.	(8,185)	(857,132)	(210,192)
Nielsen Holdings plc	(84,254)	(3,881,535)	(497,145)
Noble Energy, Inc.	(64,542)	(2,012,882)	(302,240)
Nordson Corp.	(20,095)	(1,241,660)	(438,483)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Northern Trust Corp.	(23,472)	$(1,466,562)	$(88,693)
NorthStar Asset Management Group, Inc.	(190,860)	(2,142,580)	193,899
Norwegian Cruise Line Holdings Ltd.	(70,900)	(3,401,832)	577,176
NOW, Inc.	(74,090)	(1,047,296)	(296,696)
NRG Energy, Inc.	(390,302)	(5,100,849)	(749,778)
Occidental Petroleum Corp.	(60,393)	(3,933,512)	(629,783)
OGE Energy Corp.	(71,670)	(1,889,442)	(457,751)
Oil States International, Inc.	(15,665)	(528,960)	13,895
Old Dominion Freight Line, Inc.	(25,090)	(1,443,767)	(69,411)
Olin Corp.	(118,583)	(1,820,223)	(1,125,379)
ONE Gas, Inc.	(11,798)	(608,418)	(177,211)
ONEOK, Inc.	(69,781)	(1,390,665)	(1,920,444)
OPKO Health, Inc.	(67,227)	(608,068)	(19,832)
Oshkosh Corp.	(22,688)	(787,390)	(295,054)
Owens-Illinois, Inc.	(98,277)	(1,306,492)	(463,477)
PACCAR, Inc.	(9,876)	(533,241)	20,973
PacWest Bancorp	(52,573)	(2,082,259)	(9,095)
Palo Alto Networks, Inc.	(54,400)	(8,100,140)	1,428,524
Pandora Media, Inc.	(518,800)	(5,087,931)	(1,371,129)
PAREXEL International Corp.	(24,715)	(1,538,673)	(15,406)
Patterson Cos., Inc.	(65,821)	(2,942,904)	(209,263)
Patterson-UTI Energy, Inc.	(171,999)	(2,421,391)	(1,245,628)
PayPal Holdings, Inc.	(40,229)	(1,386,329)	(82,431)
Penske Automotive Group, Inc.	(40,259)	(1,468,306)	201,758
People’s United Financial, Inc.	(106,732)	(1,621,180)	56,489
Platform Specialty Products Corp.	(230,309)	(2,084,351)	39,207
PolyOne Corp.	(25,232)	(725,486)	(163,689)
Praxair, Inc.	(20,177)	(2,033,195)	(234,498)
Premier, Inc.	(91,980)	(3,063,027)	55,281
Prestige Brands Holdings, Inc.	(25,838)	(1,358,569)	(72,856)
Primerica, Inc.	(14,211)	(670,321)	(143,117)
Prosperity Bancshares, Inc.	(25,707)	(1,099,394)	(211,406)
PTC, Inc.	(14,557)	(545,794)	(1,258)
PulteGroup, Inc.	(65,502)	(1,050,024)	(226,610)
Range Resources Corp.	(33,497)	(1,406,475)	(38,586)
Regeneron Pharmaceuticals, Inc.	(2,615)	(952,853)	39,616
RenaissanceRe Holdings Ltd.	(4,817)	(548,278)	(17,431)
Restoration Hardware Holdings, Inc.	(84,433)	(2,826,298)	404,759
Rice Energy, Inc.	(32,565)	(311,843)	(405,890)
Rockwell Collins, Inc.	(56,151)	(4,806,206)	25,510

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rollins, Inc.	(29,565)	$(817,004)	$(48,364)
Roper Technologies, Inc.	(20,508)	(3,731,577)	233,733
Royal Caribbean Cruises Ltd.	(7,422)	(663,044)	164,657
RPC, Inc.	(132,400)	(1,595,237)	(460,936)
RPM International, Inc.	(11,381)	(470,328)	(98,153)
Ryder System, Inc.	(29,807)	(1,578,983)	(243,417)
S&P Global, Inc.	(15,309)	(1,635,606)	(6,437)
salesforce.com, Inc.	(18,402)	(1,400,964)	(60,339)
Santander Consumer USA Holdings, Inc.	(56,213)	(589,331)	8,651
SBA Communications Corp.	(67,868)	(6,752,688)	(572,984)
Schlumberger Ltd.	(66,087)	(4,691,833)	(534,327)
Seagate Technology plc	(23,699)	(679,030)	101,723
Seattle Genetics, Inc.	(79,244)	(2,660,052)	(542,198)
Sempra Energy	(47,910)	(4,831,540)	(631,159)
ServiceMaster Global Holdings, Inc.	(19,671)	(768,583)	(14,323)
ServiceNow, Inc.	(30,781)	(2,571,139)	527,281
Signature Bank	(13,429)	(1,815,017)	137,466
Signet Jewelers Ltd.	(23,136)	(2,266,690)	360,052
Silgan Holdings, Inc.	(20,706)	(1,069,164)	3,633
Sirius XM Holdings, Inc.	(605,562)	(2,361,580)	(30,390)
Six Flags Entertainment Corp.	(9,461)	(518,743)	(29,522)
SLM Corp.	(141,080)	(862,012)	(9,862)
Snyder’s-Lance, Inc.	(53,644)	(1,668,375)	(149,620)
Sotheby’s	(105,637)	(2,981,020)	86,566
Southern Co. (The)	(29,080)	(1,353,305)	(206,256)
Spectra Energy Corp.	(56,077)	(1,286,406)	(767,694)
Spectrum Brands Holdings, Inc.	(40,636)	(4,014,052)	(834,230)
Spirit Airlines, Inc.	(133,352)	(5,812,843)	(170,661)
Splunk, Inc.	(66,603)	(3,189,200)	(419,350)
Sprouts Farmers Market, Inc.	(147,188)	(3,781,248)	410,643
SS&C Technologies Holdings, Inc.	(152,928)	(4,588,513)	294,295
Stericycle, Inc.	(66,163)	(7,689,204)	800,313
Stifel Financial Corp.	(39,938)	(1,357,931)	101,881
Stryker Corp.	(9,012)	(1,035,616)	(44,292)
SunPower Corp.	(149,581)	(3,424,643)	1,107,633
Superior Energy Services, Inc.	(75,390)	(1,230,632)	(157,298)
SVB Financial Group	(15,002)	(1,537,767)	110,177
Synovus Financial Corp.	(17,747)	(557,743)	43,258
Targa Resources Corp.	(33,545)	(1,239,718)	(173,868)
Tempur Sealy International, Inc.	(29,144)	(2,098,233)	485,987
Tenet Healthcare Corp.	(101,724)	(2,799,787)	(11,864)
TerraForm Power, Inc.	(108,853)	(1,148,375)	(38,122)
Tesla Motors, Inc.	(53,457)	(11,856,732)	508,880
Thermo Fisher Scientific, Inc.	(11,631)	(1,432,816)	(285,781)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tiffany & Co.	(26,405)	$(1,825,992)	$224,793
Time, Inc.	(32,462)	(487,936)	(46,389)
T-Mobile US, Inc.	(20,980)	(799,558)	(108,247)
Torchmark Corp.	(16,778)	(818,520)	(218,696)
Tractor Supply Co.	(7,150)	(598,004)	(53,933)
TransDigm Group, Inc.	(29,597)	(6,646,205)	(1,158,228)
TreeHouse Foods, Inc.	(29,424)	(2,624,658)	(395,715)
TRI Pointe Group, Inc.	(120,628)	(1,367,315)	(58,508)
Twenty-First Century Fox, Inc.	(50,698)	(1,440,201)	68,820
Twitter, Inc.	(98,260)	(2,176,395)	514,818
Tyler Technologies, Inc.	(25,970)	(3,642,602)	(686,856)
UGI Corp.	(32,128)	(1,037,151)	(416,641)
Ulta Salon Cosmetics & Fragrance, Inc.	(4,629)	(891,303)	(236,506)
Ultimate Software Group, Inc. (The)	(15,790)	(2,736,029)	(584,450)
Umpqua Holdings Corp.	(52,548)	(828,281)	15,364
Under Armour, Inc.	(163,971)	(6,505,846)	(74,310)
United Parcel Service, Inc.	(7,126)	(711,792)	(55,821)
United Rentals, Inc.	(42,776)	(2,744,682)	(125,587)
United States Steel Corp.	(117,801)	(1,584,459)	(401,666)
Valley National Bancorp	(176,665)	(1,622,302)	11,117
Veeva Systems, Inc.	(55,379)	(1,332,897)	(556,635)
Verisk Analytics, Inc.	(108,916)	(8,293,839)	(537,070)
Vertex Pharmaceuticals, Inc.	(25,456)	(2,471,508)	281,782
Visa, Inc.	(71,294)	(5,558,317)	270,441
Vista Outdoor, Inc.	(39,397)	(1,727,873)	(152,546)
Visteon Corp.	(14,114)	(1,625,227)	696,385
Vulcan Materials Co.	(16,558)	(1,414,192)	(578,729)
WABCO Holdings, Inc.	(5,499)	(562,063)	58,520
Wabtec Corp.	(20,694)	(1,406,003)	(47,336)
Walgreens Boots Alliance, Inc.	(8,569)	(714,140)	600
Webster Financial Corp.	(53,863)	(1,886,479)	57,830
WEC Energy Group, Inc.	(175,930)	(9,102,799)	(2,385,430)
WestRock Co.	(72,166)	(2,489,940)	(315,153)
WEX, Inc.	(5,972)	(525,417)	(4,121)
WGL Holdings, Inc.	(22,659)	(1,468,823)	(135,207)
White Mountains Insurance Group Ltd.	(776)	(629,736)	(23,656)
WhiteWave Foods Co. (The)	(158,528)	(6,240,062)	(1,201,243)
Whole Foods Market, Inc.	(69,057)	(2,219,008)	7,803
WisdomTree Investments, Inc.	(555,780)	(7,200,370)	1,759,283
Workday, Inc.	(42,566)	(2,977,149)	(201,254)
WPX Energy, Inc.	(121,555)	(1,181,146)	49,469
Wynn Resorts Ltd.	(32,052)	(2,308,309)	(596,885)
Yahoo!, Inc.	(44,134)	(1,328,291)	(329,382)
Zayo Group Holdings, Inc.	(242,842)	(6,160,470)	(622,107)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zebra Technologies Corp.	(36,790)	$(2,352,770)	$509,591
Zions Bancorporation	(101,967)	(2,721,354)	158,923
Zoetis, Inc.	(51,737)	(2,346,726)	(108,712)

			(56,946,899)

Total of Short Equity Positions			(55,704,319)

Total of Long and Short Equity Positions			(12,106,307)

Net Cash and Other Receivables/ (Payables) (b)			626,644

Swaps, at Value			$(11,479,663)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 07/20/2016 - 12/21/2020	$(4,283,081)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Common Stocks

France
Air France-KLM	266,067	$1,969,034	$(289,931)
Arkema SA	9,968	771,032	(8,951)
Atos SE	37,043	3,082,156	(27,999)
AXA SA	42,077	1,129,826	(297,854)
Capgemini SA	23,414	2,243,388	(222,928)
Cie de Saint-Gobain	46,216	2,015,461	(263,615)
Cie Generale des Etablissements Michelin	19,094	1,928,777	(129,347)
CNP Assurances	116,121	1,633,189	80,033
Dassault Systemes	7,250	561,014	(14,393)
Eiffage SA	36,277	2,524,880	54,053
Engie SA	62,612	943,414	61,926
Eutelsat Communications SA	41,810	1,109,258	(320,091)
Faurecia	70,784	2,592,981	(345,763)
Ipsen SA	18,910	1,162,830	(4,198)
Lagardere SCA	46,982	1,192,978	(171,023)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Numericable-SFR SA	19,592	$769,256	$(279,655)
Orange SA	153,974	2,718,650	(214,955)
Peugeot SA	343,072	5,852,922	(1,740,830)
Publicis Groupe SA	9,408	669,925	(40,506)
Renault SA	24,992	2,397,402	(510,567)
Rexel SA	54,345	722,338	(39,091)
Safran SA	29,307	1,978,248	(4,661)
Sanofi	7,415	626,650	(10,592)
SCOR SE	80,192	2,850,792	(479,911)
SEB SA	9,672	1,009,728	156,484
Societe BIC SA	7,290	1,208,705	(181,585)
Sodexo SA	23,929	2,389,489	174,011
Teleperformance	34,067	2,880,594	21,304
Television Francaise 1	13,269	146,065	(5,542)
Thales SA	50,304	4,014,256	163,203
TOTAL SA	56,482	2,386,423	322,229
Valeo SA	53,233	2,640,313	(277,082)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Veolia Environnement SA	196,043	$4,423,757	$(190,283)
Vinci SA	14,878	1,014,922	34,972
Vivendi SA	31,124	532,288	50,003

			(4,953,135)

Total of Long Equity Positions			(4,953,135)

Short Positions

Common Stocks
France
Accor SA	(39,102)	(1,631,799)	133,561
Air Liquide SA	(34,145)	(3,511,768)	(45,515)
Airbus Group SE	(38,355)	(2,220,316)	21,810
Alstom SA	(89,090)	(2,020,337)	(36,621)
Bollore SA	(699,362)	(2,907,136)	552,721
Bouygues SA	(26,803)	(860,202)	92,342
Bureau Veritas SA	(45,742)	(954,209)	(6,146)
Carrefour SA	(148,452)	(4,000,623)	349,351
Credit Agricole SA	(145,726)	(1,416,610)	191,501
Danone SA	(50,299)	(3,419,422)	(100,635)
Edenred	(293,345)	(5,301,156)	(705,407)
Electricite de France SA	(296,375)	(3,803,712)	210,099
Essilor International SA	(22,413)	(2,810,024)	(135,697)
Hermes International	(4,007)	(1,425,806)	(67,916)
Iliad SA	(3,534)	(866,853)	153,465
Ingenico Group SA	(32,241)	(3,456,444)	(280,448)
Kering	(8,358)	(1,441,890)	96,402
Legrand SA	(21,174)	(1,091,177)	7,251

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
L’Oreal SA	(19,251)	$(3,411,569)	$(274,100)
LVMH Moet Hennessy Louis Vuitton SE	(10,744)	(1,737,558)	118,064
Natixis SA	(240,864)	(1,208,533)	302,194
Orpea	(17,024)	(1,316,427)	(79,486)
Pernod Ricard SA	(26,496)	(3,049,912)	116,371
Plastic Omnium SA	(30,914)	(975,203)	110,970
Remy Cointreau SA	(23,443)	(1,785,017)	(232,982)
Vallourec SA	(489,814)	(1,720,930)	(11,517)
Zodiac Aerospace	(251,678)	(5,795,787)	(75,479)

			404,153

Luxembourg
SES SA	(43,123)	(1,077,167)	154,009

Total of Short Equity Positions			558,162

Total of Long and Short Equity Positions			(4,394,973)

Net Cash and Other Receivables/ (Payables) (b)			111,892

Swaps, at Value			$(4,283,081)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$40,606,988	$40,606,988

CITI
Investment Companies	2,000,673	—	2,000,673

DTBK
Investment Companies	58,128,508	—	58,128,508

GSIN
Investment Companies	198,050,000	—	198,050,000

JPMC
Cash	7,860,000	—	7,860,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SHORT-TERM INVESTMENTS - 97.2%	SHARES		VALUE (Note 5)
Investment Companies - 16.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(a)	50,474,771		$50,474,771
Dreyfus Treasury Cash Management, Class I, 0.240% ^(a)	201,899,082		201,899,082
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(a)(b)	1,582,831,433		1,582,831,433
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(a)(b)	64,802,948		64,802,948
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(a)	252,373,853		252,373,853

Total Investment Companies (cost $2,152,382,087)			2,152,382,087

	PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Obligations - 81.0%
U.S. Treasury Bill, 0.401%, 12/15/2016 ^(c)(d)	$760,008		759,036,710
U.S. Treasury Bill, 0.498%, 07/07/2016 (c)(d)	434,577		434,572,654
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)	418,594		418,496,886
U.S. Treasury Bill, 0.480%, 11/25/2016 ^(c)	637,415		636,741,890
U.S. Treasury Bill, 0.471%, 07/14/2016 (c)	152,110		152,103,555
U.S. Treasury Bill, 0.477%, 12/01/2016 ^(c)(d)	1,032,664		1,031,413,444
U.S. Treasury Bill, 0.384%, 10/06/2016 ^(c)(d)	391,847		391,576,626
U.S. Treasury Bill, 0.455%, 09/29/2016 ^(c)	704,042		703,582,964
U.S. Treasury Bill, 0.431%, 12/08/2016 ^(c)(d)	928,964		927,781,429
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(c)	599,562		599,378,534
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(c)	336,723		336,688,654
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(c)	928,892		928,492,577
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(c)	685,787		685,647,785
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(c)(d)	987,354		987,223,669
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(c)(d)	625,447		625,196,821
U.S. Treasury Bill, 0.401%, 10/27/2016 ^(c)(d)	14,152		14,141,782
U.S. Treasury Bill, 0.476%, 09/08/2016 (c)(d)	404,000		403,842,844
U.S. Treasury Bill, 0.401%, 12/22/2016 ^(c)(d)	455,261		454,637,292

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 81.0% (continued)
U.S. Treasury Bill, 0.341%, 10/13/2016 ^(c)	$244,828	$244,663,476
U.S. Treasury Bill, 0.441%, 09/22/2016 (c)	24,784	24,770,220

Total U.S. Treasury Obligations (cost $10,754,981,879)		10,759,989,812

TOTAL SHORT-TERM INVESTMENTS (cost $12,907,363,966)		12,912,371,899

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.2% (cost $12,907,363,966)		12,912,371,899

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8% (e)		376,718,812

NET ASSETS - 100.0%		$13,289,090,711

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index August Futures	08/2016	BRL	(183,737,297)	$(1,836,823)
SOCG	Cocoa September Futures^	08/2016	USD	(60,873)	(910)
SOCG	Cocoa September Futures^	08/2016	USD	60,873	1,613
MACQ	Corn September Futures^	08/2016	USD	43,592,802	(6,841,777)
MLIN	Corn September Futures^	09/2016	USD	112,358,912	(17,328,913)
CITI	Cotton No. 2 December Futures^	11/2016	USD	359,700	(6,765)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	7,351,658	(164,618)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	16,933,968	(378,108)
MSCS	H-SHARES Index July Futures	07/2016	HKD	(308,264,524)	(1,932,854)
MSCS	KOSPI Index 200 September Futures	09/2016	KRW	59,769,232,992	(638,827)
SOCG	Lean Hogs August Futures^	08/2016	USD	36,311,474	(2,235,344)
MLIN	Lean Hogs July Futures^	07/2016	USD	3,829,040	(17,940)
MLIN	Lean Hogs July Futures^	07/2016	USD	(3,829,040)	(178,250)
MLIN	Lean Hogs August Futures^	08/2016	USD	31,892,670	(1,813,740)
MACQ	Live Cattle August Futures^	08/2016	USD	(165,701,262)	5,910,792
MLIN	Live Cattle August Futures^	08/2016	USD	(13,445,830)	447,640
SOCG	Live Cattle August Futures^	08/2016	USD	(67,692,317)	2,242,067
MSCS	MSCI Singapore Index July Futures	07/2016	SGD	(2,323,949)	(41,423)
MSCS	SGX FTSE China A50 Index July Futures	07/2016	USD	(26,018,354)	(421,451)
CITI	Soybean November Futures^	10/2016	USD	(158,586,197)	(191,194)
CITI	Soybean November Futures^	10/2016	USD	230,638,915	1,740,960
MACQ	Soybean November Futures^	10/2016	USD	101,871,851	479,087
SOCG	Soybean November Futures^	10/2016	USD	57,505,959	271,866
MLIN	Soybean November Futures^	11/2016	USD	139,731,612	734,238
CITI	Soybean Meal December Futures^	11/2016	USD	9,275,980	187,620
MACQ	Soybean Meal December Futures^	11/2016	USD	78,963,548	(487,848)
MLIN	Soybean Meal December Futures^	11/2016	USD	40,987,280	(85,280)
MACQ	Soybean Oil December Futures^	11/2016	USD	(11,802,504)	(89,052)
BANA	Swiss Market Index September Futures	09/2016	CHF	(96,388,786)	(4,139,397)
BANA	Taiwan Stock Exchange July Futures	07/2016	TWD	(1,354,584,477)	(843,452)
CITI	Wheat September Futures^	08/2016	USD	(64,112,239)	(5,985,021)
CITI	Wheat September Futures^	08/2016	USD	38,462,745	5,518,020

					$(28,125,084)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2,150	GSCO	Cocoa Futures^	09/2016	$65,903,313	$67,290,026	$1,386,713
116	MSCL	Cocoa Futures^	09/2016	3,474,084	3,437,080	(37,004)
1,586	MSCL	Coffee ‘C’ Futures^	09/2016	83,325,686	86,625,337	3,299,651
32	MSCL	Corn Futures^	09/2016	685,267	584,800	(100,467)
694	MSCL	Cotton No. 2 Futures^	12/2016	22,722,670	22,266,990	(455,680)
165	GSCO	Gas Oil Futures^	08/2016	7,417,050	7,363,125	(53,925)
10,192	MSCL	Gold 100 OZ Futures^	08/2016	1,312,270,321	1,345,955,520	33,685,199

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
77	MSCL	Lean Hogs Futures^	08/2016	$ 2,682,338	$ 2,564,870	$ (117,468)
30	JPPC	LME Aluminum Futures^	07/2016	1,146,628	1,232,250	85,622
144	JPPC	LME Aluminum Futures^	07/2016	5,431,683	5,915,448	483,765
33	JPPC	LME Aluminum Futures^	07/2016	1,242,210	1,355,780	113,570
194	JPPC	LME Aluminum Futures^	07/2016	7,574,860	7,976,553	401,693
208	JPPC	LME Aluminum Futures^	07/2016	8,069,389	8,553,116	483,727
112	JPPC	LME Aluminum Futures^	07/2016	4,364,438	4,607,064	242,626
100	JPPC	LME Aluminum Futures^	07/2016	3,934,769	4,113,925	179,156
116	JPPC	LME Aluminum Futures^	07/2016	4,651,271	4,772,675	121,404
144	JPPC	LME Aluminum Futures^	07/2016	5,881,068	5,921,100	40,032
211	JPPC	LME Aluminum Futures^	07/2016	8,686,146	8,674,738	(11,408)
160	JPPC	LME Aluminum Futures^	07/2016	6,592,222	6,579,600	(12,622)
28	JPPC	LME Aluminum Futures^	07/2016	1,155,579	1,151,717	(3,862)
22	JPPC	LME Aluminum Futures^	08/2016	899,130	905,438	6,308
421	JPPC	LME Aluminum Futures^	08/2016	16,313,263	17,338,148	1,024,885
214	JPPC	LME Aluminum Futures^	08/2016	8,246,693	8,816,104	569,411
212	JPPC	LME Aluminum Futures^	08/2016	8,232,744	8,734,400	501,656
213	JPPC	LME Aluminum Futures^	08/2016	8,185,153	8,771,606	586,453
475	JPPC	LME Aluminum Futures^	08/2016	18,526,533	19,552,188	1,025,655
237	JPPC	LME Aluminum Futures^	08/2016	9,145,226	9,761,438	616,212
227	JPPC	LME Aluminum Futures^	08/2016	8,796,806	9,350,981	554,175
205	JPPC	LME Aluminum Futures^	08/2016	7,954,502	8,446,000	491,498
331	JPPC	LME Aluminum Futures^	08/2016	12,888,469	13,639,268	750,799
221	JPPC	LME Aluminum Futures^	09/2016	8,587,773	9,114,869	527,096
184	JPPC	LME Aluminum Futures^	09/2016	7,231,651	7,590,000	358,349
117	JPPC	LME Aluminum Futures^	09/2016	4,683,444	4,830,637	147,193
404	JPPC	LME Aluminum Futures^	09/2016	16,050,895	16,682,675	631,780
209	JPPC	LME Aluminum Futures^	09/2016	8,296,006	8,631,909	335,903
211	JPPC	LME Aluminum Futures^	09/2016	8,474,529	8,714,880	240,351
225	JPPC	LME Aluminum Futures^	09/2016	9,128,424	9,293,513	165,089
431	JPPC	LME Aluminum Futures^	09/2016	17,352,230	17,802,993	450,763
3,009	JPPC	LME Aluminum Futures^	09/2016	121,371,046	124,215,281	2,844,235
225	JPPC	LME Aluminum Futures^	09/2016	9,133,668	9,293,906	160,238
211	JPPC	LME Aluminum Futures^	09/2016	8,623,774	8,706,387	82,613
210	JPPC	LME Aluminum Futures^	09/2016	8,436,780	8,659,613	222,833
212	JPPC	LME Aluminum Futures^	09/2016	8,568,332	8,741,290	172,958
184	JPPC	LME Aluminum Futures^	09/2016	7,482,429	7,586,090	103,661
157	JPPC	LME Aluminum Futures^	09/2016	6,436,221	6,472,325	36,104
44	JPPC	LME Copper Futures^	07/2016	5,252,608	5,324,000	71,392
39	JPPC	LME Copper Futures^	07/2016	4,638,171	4,719,332	81,161
6	JPPC	LME Copper Futures^	07/2016	703,215	726,104	22,889
54	JPPC	LME Copper Futures^	07/2016	6,262,782	6,535,390	272,608
49	JPPC	LME Copper Futures^	07/2016	5,684,145	5,931,524	247,379
103	JPPC	LME Copper Futures^	07/2016	12,082,152	12,469,206	387,054
11	JPPC	LME Copper Futures^	07/2016	1,325,046	1,331,757	6,711
4	JPPC	LME Copper Futures^	07/2016	493,837	484,175	(9,662)
75	JPPC	LME Copper Futures^	07/2016	9,383,106	9,078,750	(304,356)
84	JPPC	LME Copper Futures^	07/2016	10,550,198	10,168,725	(381,473)
57	JPPC	LME Copper Futures^	07/2016	7,123,040	6,901,275	(221,765)
24	JPPC	LME Copper Futures^	07/2016	2,967,339	2,905,950	(61,389)
13	JPPC	LME Copper Futures^	07/2016	1,599,650	1,574,138	(25,512)
53	JPPC	LME Copper Futures^	08/2016	6,554,240	6,420,023	(134,217)
17	JPPC	LME Copper Futures^	08/2016	2,076,708	2,059,380	(17,328)
180	JPPC	LME Copper Futures^	08/2016	21,285,441	21,814,650	529,209
238	JPPC	LME Copper Futures^	08/2016	27,662,851	28,845,600	1,182,749
143	JPPC	LME Copper Futures^	08/2016	16,559,750	17,329,204	769,454

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
37	JPPC	LME Copper Futures^	08/2016	$ 4,292,174	$ 4,483,475	$ 191,301
51	JPPC	LME Copper Futures^	08/2016	5,848,550	6,179,708	331,158
217	JPPC	LME Copper Futures^	08/2016	25,018,232	26,293,185	1,274,953
119	JPPC	LME Copper Futures^	08/2016	13,560,342	14,417,832	857,490
103	JPPC	LME Copper Futures^	08/2016	11,849,347	12,478,888	629,541
56	JPPC	LME Copper Futures^	08/2016	6,482,137	6,784,400	302,263
88	JPPC	LME Copper Futures^	08/2016	10,321,003	10,661,398	340,395
239	JPPC	LME Copper Futures^	09/2016	27,515,461	28,958,495	1,443,034
295	JPPC	LME Copper Futures^	09/2016	34,172,873	35,744,339	1,571,466
54	JPPC	LME Copper Futures^	09/2016	6,143,118	6,544,665	401,547
833	JPPC	LME Copper Futures^	09/2016	98,219,966	100,959,600	2,739,634
130	JPPC	LME Copper Futures^	09/2016	15,336,129	15,747,875	411,746
211	JPPC	LME Copper Futures^	09/2016	24,848,105	25,558,694	710,589
161	JPPC	LME Copper Futures^	09/2016	19,367,774	19,501,447	133,673
89	JPPC	LME Copper Futures^	09/2016	10,748,987	10,780,125	31,138
21	JPPC	LME Nickel Futures^	07/2016	1,166,043	1,185,660	19,617
40	JPPC	LME Nickel Futures^	07/2016	2,244,229	2,258,537	14,308
45	JPPC	LME Nickel Futures^	07/2016	2,475,556	2,541,008	65,452
12	JPPC	LME Nickel Futures^	07/2016	654,526	677,726	23,200
63	JPPC	LME Nickel Futures^	08/2016	3,619,255	3,560,004	(59,251)
26	JPPC	LME Nickel Futures^	08/2016	1,475,568	1,469,297	(6,271)
70	JPPC	LME Nickel Futures^	08/2016	3,891,921	3,956,039	64,118
22	JPPC	LME Nickel Futures^	08/2016	1,140,402	1,244,157	103,755
18	JPPC	LME Nickel Futures^	08/2016	937,277	1,018,008	80,731
25	JPPC	LME Nickel Futures^	08/2016	1,293,061	1,413,969	120,908
130	JPPC	LME Nickel Futures^	08/2016	6,681,833	7,352,990	671,157
58	JPPC	LME Nickel Futures^	08/2016	2,905,942	3,281,201	375,259
53	JPPC	LME Nickel Futures^	08/2016	2,661,816	2,998,485	336,669
38	JPPC	LME Nickel Futures^	08/2016	1,911,550	2,149,962	238,412
107	JPPC	LME Nickel Futures^	08/2016	5,415,175	6,054,130	638,955
39	JPPC	LME Nickel Futures^	09/2016	1,965,696	2,207,290	241,594
108	JPPC	LME Nickel Futures^	09/2016	5,490,698	6,112,785	622,087
53	JPPC	LME Nickel Futures^	09/2016	2,766,730	3,000,375	233,645
47	JPPC	LME Nickel Futures^	09/2016	2,433,775	2,660,839	227,064
20	JPPC	LME Nickel Futures^	09/2016	1,046,449	1,132,327	85,878
69	JPPC	LME Nickel Futures^	09/2016	3,682,264	3,908,040	225,776
386	JPPC	LME Nickel Futures^	09/2016	21,239,106	21,867,672	628,566
57	JPPC	LME Nickel Futures^	09/2016	3,152,301	3,229,007	76,706
27	JPPC	LME Nickel Futures^	09/2016	1,499,363	1,529,657	30,294
54	JPPC	LME Nickel Futures^	09/2016	2,923,152	3,059,856	136,704
52	JPPC	LME Nickel Futures^	09/2016	2,876,872	2,946,631	69,759
30	JPPC	LME Nickel Futures^	09/2016	1,681,990	1,700,040	18,050
42	JPPC	LME Nickel Futures^	09/2016	9,889,449	9,917,250	27,801
14	JPPC	LME Zinc Futures^	07/2016	660,408	735,542	75,134
24	JPPC	LME Zinc Futures^	07/2016	1,125,349	1,260,840	135,491
21	JPPC	LME Zinc Futures^	07/2016	993,917	1,103,156	109,239
19	JPPC	LME Zinc Futures^	07/2016	897,760	998,112	100,352
10	JPPC	LME Zinc Futures^	07/2016	485,079	525,333	40,254
26	JPPC	LME Zinc Futures^	08/2016	1,195,089	1,368,205	173,116
43	JPPC	LME Zinc Futures^	08/2016	1,958,648	2,262,875	304,227
86	JPPC	LME Zinc Futures^	08/2016	3,945,246	4,525,987	580,741
175	JPPC	LME Zinc Futures^	08/2016	8,208,215	9,210,294	1,002,079
266	JPPC	LME Zinc Futures^	09/2016	13,269,212	14,004,634	735,422
114	JPPC	LME Zinc Futures^	09/2016	5,766,166	6,003,211	237,045
13	JPPC	LME Zinc Futures^	09/2016	665,474	684,648	19,174
49	JPPC	LME Zinc Futures^	09/2016	2,531,295	2,580,720	49,425

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
50	JPPC	LME Zinc Futures^	09/2016	$ 2,588,695	$ 2,633,925	$ 45,230
30	JPPC	LME Zinc Futures^	09/2016	1,524,611	1,580,437	55,826
45	JPPC	LME Zinc Futures^	09/2016	2,301,780	2,370,431	68,651
81	JPPC	LME Zinc Futures^	09/2016	4,047,134	4,266,372	219,238
842	JPPC	LME Zinc Futures^	09/2016	42,497,010	44,336,562	1,839,552
37	JPPC	LME Zinc Futures^	09/2016	1,850,951	1,948,467	97,516
8	JPPC	LME Zinc Futures^	09/2016	409,824	420,950	11,126
106	JPPC	LME Zinc Futures^	09/2016	5,313,158	5,576,633	263,475
38	JPPC	LME Zinc Futures^	09/2016	1,950,426	1,999,208	48,782
1,077	MSCL	Natural Gas Futures^	07/2016	27,963,098	31,491,480	3,528,382
3,062	MSCL	Silver Futures^	09/2016	267,175,356	285,118,130	17,942,774
1,852	MSCL	Soybean Futures^	11/2016	102,605,999	106,790,950	4,184,951
418	MSCL	Soybean Meal Futures^	12/2016	16,990,282	16,761,800	(228,482)
10,181	MSCL	Sugar #11 (World Markets) Futures^	09/2016	224,335,218	231,817,298	7,482,080
535	BARC	S&P MID 400 E-Mini Futures	09/2016	79,049,093	79,875,500	826,407
750	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	93,981,533	94,543,132	561,599
3,852	BARC	SGX S&P CNX Nifty Index Futures	07/2016	62,742,734	64,216,692	1,473,958
565	GSCO	10-Year Japanese Government Bond Futures	09/2016	832,374,650	836,680,385	4,305,735
5,212	JPMS	3-Month Euro Euribor Futures	12/2016	1,450,614,109	1,450,992,952	378,843
4,992	JPMS	3-Month Euro Euribor Futures	03/2017	1,389,517,721	1,389,884,625	366,904
4,444	JPMS	3-Month Euro Euribor Futures	06/2017	1,236,900,774	1,237,494,088	593,314
8,349	JPMS	3-Month Euro Euribor Futures	09/2017	2,323,800,961	2,325,127,705	1,326,744
9,790	JPMS	3-Month Euro Euribor Futures	12/2017	2,724,500,276	2,726,570,137	2,069,861
10,839	JPMS	3-Month Euro Euribor Futures	03/2018	3,016,150,616	3,018,572,188	2,421,572
6,702	JPMS	3-Month Euro Euribor Futures	06/2018	1,864,904,762	1,866,358,806	1,454,044
7,195	JPMS	90-Day EURODollar Futures	12/2016	1,784,605,170	1,786,608,437	2,003,267
7,155	JPMS	90-Day EURODollar Futures	03/2017	1,774,016,596	1,776,318,187	2,301,591
6,658	JPMS	90-Day EURODollar Futures	06/2017	1,649,747,162	1,652,349,150	2,601,988
6,003	JPMS	90-Day EURODollar Futures	09/2017	1,486,239,451	1,489,194,225	2,954,774
5,666	JPMS	90-Day EURODollar Futures	12/2017	1,401,901,748	1,404,813,875	2,912,127
5,371	JPMS	90-Day EURODollar Futures	03/2018	1,328,161,524	1,331,135,213	2,973,689
5,184	JPMS	90-Day EURODollar Futures	06/2018	1,281,205,435	1,284,206,400	3,000,965
5,532	JPMS	90-Day Sterling Futures	12/2016	915,945,067	917,429,448	1,484,381
6,805	JPMS	90-Day Sterling Futures	03/2017	1,126,017,826	1,128,657,711	2,639,885
7,258	JPMS	90-Day Sterling Futures	06/2017	1,199,846,546	1,203,790,987	3,944,441
5,146	JPMS	90-Day Sterling Futures	09/2017	850,391,236	853,586,380	3,195,144
4,525	JPMS	90-Day Sterling Futures	12/2017	747,303,014	750,503,474	3,200,460
4,172	JPMS	90-Day Sterling Futures	03/2018	688,728,304	691,886,416	3,158,112
3,928	JPMS	90-Day Sterling Futures	06/2018	648,815,552	651,290,680	2,475,128
4,530	JPMS	Australia 10-Year Bond Futures	09/2016	455,144,341	460,146,607	5,002,266
14,545	JPMS	Australia 3-Year Bond Futures	09/2016	1,225,546,594	1,227,782,664	2,236,070
3,277	GSCO	Canadian 10-Year Bond Futures	09/2016	368,546,897	375,499,888	6,952,991
2,186	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2016	386,164,654	407,415,750	21,251,096
3,877	GSCO	Euro - OAT Futures	09/2016	674,381,828	691,799,089	17,417,261
19,946	GSCO	Euro - SCHATZ Futures	09/2016	2,476,186,956	2,480,566,990	4,380,034
84	JPMS	Euro CHF 3-Month LIFFE Futures	06/2017	21,729,339	21,739,785	10,446
15,731	GSCO	Euro-Bobl Futures	09/2016	2,311,533,560	2,332,318,940	20,785,380
1,594	GSCO	Euro-BTP Italian Government Bond Futures	09/2016	249,170,216	252,268,745	3,098,529

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4,705	GSCO	Euro-Bund Futures	09/2016	$ 851,955,695	$ 872,595,973	$ 20,640,278
379	GSCO	Euro-Buxl 30-Year Bond Futures	09/2016	75,062,964	82,503,964	7,441,000
4,062	GSCO	Long Gilt Futures	09/2016	667,052,799	694,814,474	27,761,675
6,699	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	873,186,532	890,862,328	17,675,796
19,078	MSCL	U.S. Treasury 2-Year Note Futures	09/2016	4,170,612,916	4,184,341,968	13,729,052
13,640	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	1,642,748,351	1,666,317,813	23,569,462
2,863	MSCL	U.S. Treasury Long Bond Futures	09/2016	471,129,151	493,420,156	22,291,005

				52,082,177,242	52,461,598,031	379,420,789

Short Contracts:
297	GSCO	Brent Crude Futures^	07/2016	$(14,569,896)	$(14,763,870)	$(193,974)
2,957	MSCL	Copper Futures^	09/2016	(159,331,752)	(162,302,337)	(2,970,585)
1,158	MSCL	Gasoline RBOB Futures^	07/2016	(73,461,108)	(73,017,226)	443,882
2,715	MSCL	Hard Red Winter Wheat Futures^	09/2016	(65,263,647)	(57,354,375)	7,909,272
88	MSCL	Heating Oil ULSD Futures^	07/2016	(5,438,653)	(5,502,235)	(63,582)
1,710	MSCL	Live Cattle Futures^	08/2016	(78,376,030)	(78,540,300)	(164,270)
30	JPPC	LME Aluminum Futures^	07/2016	(1,150,801)	(1,232,249)	(81,448)
144	JPPC	LME Aluminum Futures^	07/2016	(5,424,847)	(5,915,448)	(490,601)
33	JPPC	LME Aluminum Futures^	07/2016	(1,241,132)	(1,355,781)	(114,649)
194	JPPC	LME Aluminum Futures^	07/2016	(7,575,225)	(7,976,553)	(401,328)
208	JPPC	LME Aluminum Futures^	07/2016	(8,056,890)	(8,553,116)	(496,226)
112	JPPC	LME Aluminum Futures^	07/2016	(4,356,526)	(4,607,064)	(250,538)
100	JPPC	LME Aluminum Futures^	07/2016	(3,918,455)	(4,113,925)	(195,470)
116	JPPC	LME Aluminum Futures^	07/2016	(4,644,066)	(4,772,675)	(128,609)
144	JPPC	LME Aluminum Futures^	07/2016	(5,903,575)	(5,921,100)	(17,525)
211	JPPC	LME Aluminum Futures^	07/2016	(8,676,753)	(8,674,738)	2,015
160	JPPC	LME Aluminum Futures^	07/2016	(6,599,528)	(6,579,600)	19,928
28	JPPC	LME Aluminum Futures^	07/2016	(1,154,231)	(1,151,717)	2,514
22	JPPC	LME Aluminum Futures^	08/2016	(900,571)	(905,437)	(4,866)
421	JPPC	LME Aluminum Futures^	08/2016	(16,289,982)	(17,338,148)	(1,048,166)
214	JPPC	LME Aluminum Futures^	08/2016	(8,254,612)	(8,816,105)	(561,493)
212	JPPC	LME Aluminum Futures^	08/2016	(8,203,238)	(8,734,400)	(531,162)
213	JPPC	LME Aluminum Futures^	08/2016	(8,219,241)	(8,771,606)	(552,365)
475	JPPC	LME Aluminum Futures^	08/2016	(18,473,888)	(19,552,187)	(1,078,299)
237	JPPC	LME Aluminum Futures^	08/2016	(9,137,032)	(9,761,438)	(624,406)
227	JPPC	LME Aluminum Futures^	08/2016	(8,851,664)	(9,350,982)	(499,318)
205	JPPC	LME Aluminum Futures^	08/2016	(7,936,298)	(8,446,000)	(509,702)
331	JPPC	LME Aluminum Futures^	08/2016	(12,887,271)	(13,639,269)	(751,998)
221	JPPC	LME Aluminum Futures^	09/2016	(8,598,148)	(9,114,869)	(516,721)
184	JPPC	LME Aluminum Futures^	09/2016	(7,188,343)	(7,590,000)	(401,657)
117	JPPC	LME Aluminum Futures^	09/2016	(4,659,238)	(4,830,637)	(171,399)
404	JPPC	LME Aluminum Futures^	09/2016	(16,060,360)	(16,682,675)	(622,315)
209	JPPC	LME Aluminum Futures^	09/2016	(8,234,088)	(8,631,909)	(397,821)
211	JPPC	LME Aluminum Futures^	09/2016	(8,476,408)	(8,714,880)	(238,472)
225	JPPC	LME Aluminum Futures^	09/2016	(9,072,461)	(9,293,512)	(221,051)
431	JPPC	LME Aluminum Futures^	09/2016	(17,416,737)	(17,802,994)	(386,257)
2,668	JPPC	LME Aluminum Futures^	09/2016	(104,124,564)	(110,138,375)	(6,013,811)
225	JPPC	LME Aluminum Futures^	09/2016	(9,111,949)	(9,293,907)	(181,958)
211	JPPC	LME Aluminum Futures^	09/2016	(8,629,278)	(8,706,388)	(77,110)
210	JPPC	LME Aluminum Futures^	09/2016	(8,486,950)	(8,659,612)	(172,662)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
212	JPPC	LME Aluminum Futures^	09/2016	$ (8,537,781)	$ (8,741,290)	$ (203,509)
184	JPPC	LME Aluminum Futures^	09/2016	(7,484,899)	(7,586,090)	(101,191)
157	JPPC	LME Aluminum Futures^	09/2016	(6,409,062)	(6,472,325)	(63,263)
44	JPPC	LME Copper Futures^	07/2016	(5,248,793)	(5,324,000)	(75,207)
39	JPPC	LME Copper Futures^	07/2016	(4,648,067)	(4,719,332)	(71,265)
6	JPPC	LME Copper Futures^	07/2016	(706,252)	(726,104)	(19,852)
54	JPPC	LME Copper Futures^	07/2016	(6,286,273)	(6,535,391)	(249,118)
49	JPPC	LME Copper Futures^	07/2016	(5,703,795)	(5,931,523)	(227,728)
103	JPPC	LME Copper Futures^	07/2016	(12,121,943)	(12,469,206)	(347,263)
11	JPPC	LME Copper Futures^	07/2016	(1,326,262)	(1,331,756)	(5,494)
4	JPPC	LME Copper Futures^	07/2016	(492,990)	(484,175)	8,815
75	JPPC	LME Copper Futures^	07/2016	(9,418,879)	(9,078,750)	340,129
84	JPPC	LME Copper Futures^	07/2016	(10,541,794)	(10,168,725)	373,069
57	JPPC	LME Copper Futures^	07/2016	(7,136,617)	(6,901,275)	235,342
24	JPPC	LME Copper Futures^	07/2016	(2,957,287)	(2,905,950)	51,337
13	JPPC	LME Copper Futures^	07/2016	(1,605,358)	(1,574,138)	31,220
53	JPPC	LME Copper Futures^	08/2016	(6,505,620)	(6,420,022)	85,598
17	JPPC	LME Copper Futures^	08/2016	(2,073,533)	(2,059,380)	14,153
180	JPPC	LME Copper Futures^	08/2016	(21,229,892)	(21,814,650)	(584,758)
238	JPPC	LME Copper Futures^	08/2016	(27,619,858)	(28,845,600)	(1,225,742)
143	JPPC	LME Copper Futures^	08/2016	(16,608,297)	(17,329,204)	(720,907)
37	JPPC	LME Copper Futures^	08/2016	(4,291,318)	(4,483,475)	(192,157)
51	JPPC	LME Copper Futures^	08/2016	(5,853,148)	(6,179,708)	(326,560)
217	JPPC	LME Copper Futures^	08/2016	(24,932,628)	(26,293,184)	(1,360,556)
119	JPPC	LME Copper Futures^	08/2016	(13,581,363)	(14,417,832)	(836,469)
103	JPPC	LME Copper Futures^	08/2016	(11,851,154)	(12,478,888)	(627,734)
56	JPPC	LME Copper Futures^	08/2016	(6,499,766)	(6,784,400)	(284,634)
88	JPPC	LME Copper Futures^	08/2016	(10,315,216)	(10,661,398)	(346,182)
239	JPPC	LME Copper Futures^	09/2016	(27,419,041)	(28,958,494)	(1,539,453)
295	JPPC	LME Copper Futures^	09/2016	(34,132,063)	(35,744,339)	(1,612,276)
54	JPPC	LME Copper Futures^	09/2016	(6,169,368)	(6,544,665)	(375,297)
1,745	JPPC	LME Copper Futures^	09/2016	(202,529,230)	(211,494,000)	(8,964,770)
130	JPPC	LME Copper Futures^	09/2016	(15,333,181)	(15,747,875)	(414,694)
211	JPPC	LME Copper Futures^	09/2016	(24,846,898)	(25,558,694)	(711,796)
161	JPPC	LME Copper Futures^	09/2016	(19,364,481)	(19,501,447)	(136,966)
89	JPPC	LME Copper Futures^	09/2016	(10,750,982)	(10,780,125)	(29,143)
21	JPPC	LME Nickel Futures^	07/2016	(1,162,614)	(1,185,660)	(23,046)
40	JPPC	LME Nickel Futures^	07/2016	(2,277,982)	(2,258,537)	19,445
45	JPPC	LME Nickel Futures^	07/2016	(2,473,090)	(2,541,008)	(67,918)
12	JPPC	LME Nickel Futures^	07/2016	(654,451)	(677,726)	(23,275)
63	JPPC	LME Nickel Futures^	08/2016	(3,598,374)	(3,560,004)	38,370
26	JPPC	LME Nickel Futures^	08/2016	(1,468,676)	(1,469,297)	(621)
70	JPPC	LME Nickel Futures^	08/2016	(3,918,813)	(3,956,038)	(37,225)
22	JPPC	LME Nickel Futures^	08/2016	(1,145,371)	(1,244,157)	(98,786)
18	JPPC	LME Nickel Futures^	08/2016	(940,127)	(1,018,008)	(77,881)
25	JPPC	LME Nickel Futures^	08/2016	(1,293,922)	(1,413,969)	(120,047)
130	JPPC	LME Nickel Futures^	08/2016	(6,670,995)	(7,352,990)	(681,995)
58	JPPC	LME Nickel Futures^	08/2016	(2,917,546)	(3,281,202)	(363,656)
53	JPPC	LME Nickel Futures^	08/2016	(2,664,670)	(2,998,485)	(333,815)
38	JPPC	LME Nickel Futures^	08/2016	(1,913,706)	(2,149,962)	(236,256)
107	JPPC	LME Nickel Futures^	08/2016	(5,408,806)	(6,054,131)	(645,325)
39	JPPC	LME Nickel Futures^	09/2016	(1,960,635)	(2,207,289)	(246,654)
108	JPPC	LME Nickel Futures^	09/2016	(5,491,055)	(6,112,784)	(621,729)
53	JPPC	LME Nickel Futures^	09/2016	(2,763,167)	(3,000,375)	(237,208)
47	JPPC	LME Nickel Futures^	09/2016	(2,425,323)	(2,660,839)	(235,516)
20	JPPC	LME Nickel Futures^	09/2016	(1,057,741)	(1,132,327)	(74,586)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
69	JPPC	LME Nickel Futures^	09/2016	$ (3,687,131)	$ (3,908,040)	$ (220,909)
763	JPPC	LME Nickel Futures^	09/2016	(38,931,300)	(43,225,476)	(4,294,176)
57	JPPC	LME Nickel Futures^	09/2016	(3,139,392)	(3,229,007)	(89,615)
27	JPPC	LME Nickel Futures^	09/2016	(1,501,674)	(1,529,658)	(27,984)
54	JPPC	LME Nickel Futures^	09/2016	(2,945,568)	(3,059,856)	(114,288)
52	JPPC	LME Nickel Futures^	09/2016	(2,867,621)	(2,946,631)	(79,010)
30	JPPC	LME Nickel Futures^	09/2016	(1,679,326)	(1,700,040)	(20,714)
42	JPPC	LME Nickel Futures^	09/2016	(9,936,940)	(9,917,250)	19,690
14	JPPC	LME Zinc Futures^	07/2016	(660,591)	(735,543)	(74,952)
24	JPPC	LME Zinc Futures^	07/2016	(1,122,541)	(1,260,840)	(138,299)
21	JPPC	LME Zinc Futures^	07/2016	(998,940)	(1,103,157)	(104,217)
19	JPPC	LME Zinc Futures^	07/2016	(892,003)	(998,112)	(106,109)
10	JPPC	LME Zinc Futures^	07/2016	(484,940)	(525,332)	(40,392)
26	JPPC	LME Zinc Futures^	08/2016	(1,196,983)	(1,368,205)	(171,222)
43	JPPC	LME Zinc Futures^	08/2016	(1,963,365)	(2,262,875)	(299,510)
86	JPPC	LME Zinc Futures^	08/2016	(3,946,291)	(4,525,987)	(579,696)
175	JPPC	LME Zinc Futures^	08/2016	(8,222,163)	(9,210,293)	(988,130)
266	JPPC	LME Zinc Futures^	09/2016	(13,266,293)	(14,004,634)	(738,341)
114	JPPC	LME Zinc Futures^	09/2016	(5,770,971)	(6,003,212)	(232,241)
13	JPPC	LME Zinc Futures^	09/2016	(658,012)	(684,648)	(26,636)
49	JPPC	LME Zinc Futures^	09/2016	(2,537,115)	(2,580,719)	(43,604)
50	JPPC	LME Zinc Futures^	09/2016	(2,587,352)	(2,633,925)	(46,573)
30	JPPC	LME Zinc Futures^	09/2016	(1,530,676)	(1,580,437)	(49,761)
45	JPPC	LME Zinc Futures^	09/2016	(2,290,390)	(2,370,432)	(80,042)
81	JPPC	LME Zinc Futures^	09/2016	(4,074,577)	(4,266,372)	(191,795)
312	JPPC	LME Zinc Futures^	09/2016	(15,315,632)	(16,428,750)	(1,113,118)
37	JPPC	LME Zinc Futures^	09/2016	(1,851,759)	(1,948,466)	(96,707)
8	JPPC	LME Zinc Futures^	09/2016	(409,180)	(420,950)	(11,770)
106	JPPC	LME Zinc Futures^	09/2016	(5,312,990)	(5,576,633)	(263,643)
38	JPPC	LME Zinc Futures^	09/2016	(1,926,982)	(1,999,209)	(72,227)
963	MSCL	NYME Palladium Futures^	09/2016	(52,445,214)	(57,524,805)	(5,079,591)
232	MSCL	Platinum Futures^	10/2016	(11,451,590)	(11,881,880)	(430,290)
928	MSCL	Soybean Oil Futures^	12/2016	(18,239,289)	(17,856,576)	382,713
4,382	MSCL	Wheat Futures^	09/2016	(102,309,207)	(97,609,050)	4,700,157
696	MSCL	WTI Crude Futures^	07/2016	(32,985,765)	(33,637,680)	(651,915)
669	BARC	Amsterdam Index Futures	07/2016	(62,230,279)	(64,635,324)	(2,405,045)
2,542	BARC	CAC40 Index Futures	07/2016	(117,170,120)	(119,440,483)	(2,270,363)
540	BARC	DAX Index Futures	09/2016	(143,237,698)	(144,849,840)	(1,612,142)
656	BARC	E-Mini DJIA CBOT Futures	09/2016	(56,642,152)	(58,446,320)	(1,804,168)
231	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	(18,068,769)	(18,655,560)	(586,791)
1,998	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2016	(81,079,317)	(83,386,530)	(2,307,213)
983	BARC	E-Mini Russell 2000 Futures	09/2016	(108,287,438)	(112,789,419)	(4,501,981)
4,120	BARC	Euro Stoxx 50 Index Futures	09/2016	(128,696,933)	(130,535,453)	(1,838,520)
549	BARC	FTSE 100 Index Futures	09/2016	(44,497,606)	(46,939,241)	(2,441,635)
2,505	JPMS	FTSE China A50 Index Fut Jul16	07/2016	(22,688,668)	(23,133,675)	(445,007)
935	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	(29,491,288)	(29,486,020)	5,268
525	BARC	FTSE/MIB Index Futures	09/2016	(47,142,574)	(47,165,901)	(23,327)
935	BARC	Hang Seng Index Futures	07/2016	(120,614,413)	(126,225,783)	(5,611,370)
770	BARC	H-SHARES Index Futures	07/2016	(41,787,554)	(43,298,295)	(1,510,741)
1,379	BARC	IBEX 35 Index Futures	07/2016	(123,854,319)	(124,375,748)	(521,429)
1,538	BARC	MSCI Singapore Index Futures	07/2016	(34,808,502)	(36,226,516)	(1,418,014)
2,144	BARC	NASDAQ 100 E-Mini Futures	09/2016	(181,679,034)	(188,972,160)	(7,293,126)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,920	JPMS	Nikkei 225 Futures	09/2016	$ (306,396,713)	$ (289,492,083)	$ 16,904,630
2,761	JPMS	OMXS30 Index Futures	07/2016	(41,928,965)	(43,026,918)	(1,097,953)
914	BARC	S&P 500 E-Mini Futures	09/2016	(92,210,788)	(95,522,140)	(3,311,352)
216	BARC	SPI 200 Index Futures	09/2016	(20,843,322)	(20,845,407)	(2,085)
2,244	BARC	TOPIX Index Futures	09/2016	(287,791,601)	(270,653,368)	17,138,233
1,807	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2016	(346,182,841)	(346,588,181)	(405,340)
2,072	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(397,188,763)	(397,476,141)	(287,378)
591	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(113,343,327)	(113,384,215)	(40,888)
256	JPMS	Euro CHF 3-Month Futures	03/2017	(66,098,616)	(66,248,029)	(149,413)
461	JPMS	Euro CHF 3-Month LIFFE Futures	09/2016	(118,973,196)	(119,191,987)	(218,791)
480	JPMS	Euro CHF 3-Month LIFFE Futures	12/2016	(123,902,596)	(124,178,188)	(275,592)

				(5,035,072,744)	(5,092,115,442)	(57,042,698)

				$47,047,104,498	$47,369,482,589	$322,378,091

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	726,756,800	$535,970,548	$540,449,743	$4,479,195
Australian Dollar, Expiring 09/21/16	JPMC	AUD	1,090,135,200	803,959,880	810,674,613	6,714,733
Brazilian Real, Expiring 09/21/16*	CITI	BRL	280,419,200	77,804,780	85,201,450	7,396,670
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	420,628,800	116,707,318	127,802,172	11,094,854
Canadian Dollar, Expiring 09/21/16	CITI	CAD	432,636,800	337,741,546	334,923,791	(2,817,755)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	648,955,200	506,608,416	502,385,684	(4,222,732)
Chilean Peso, Expiring 09/21/16*	CITI	CLP	15,544,790,800	22,841,870	23,318,788	476,918
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	23,317,186,200	34,262,850	34,978,180	715,330
Colombian Peso, Expiring 09/21/16*	CITI	COP	13,088,470,000	4,379,920	4,406,365	26,445
Colombian Peso, Expiring 09/21/16*	JPMC	COP	14,672,499,000	4,887,599	4,939,644	52,045
Euro, Expiring 09/21/16	CITI	EUR	839,472,389	941,175,414	934,330,229	(6,845,185)
Euro, Expiring 09/21/16	JPMC	EUR	1,259,208,583	1,411,767,848	1,401,495,343	(10,272,505)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 09/21/16	CITI	GBP	165,609,000	$ 243,461,451	$ 220,637,215	$ (22,824,236)
British Pound, Expiring 09/21/16	JPMC	GBP	248,145,000	364,798,208	330,598,105	(34,200,103)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	20,446,548,000	74,003,725	71,851,070	(2,152,655)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	30,304,857,000	109,682,222	106,494,084	(3,188,138)
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	965,547,784,156	69,918,056	72,054,003	2,135,947
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	1,399,965,417,736	101,296,571	104,472,419	3,175,848
Israeli Shekel, Expiring 09/21/16	CITI	ILS	96,868,001	25,320,193	25,146,745	(173,448)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	131,922,000	34,491,500	34,246,694	(244,806)
Indian Rupee, Expiring 09/21/16*	CITI	INR	3,843,826,800	56,083,838	56,168,287	84,449
Indian Rupee, Expiring 09/21/16*	JPMC	INR	5,744,026,200	83,807,006	83,935,135	128,129
Japanese Yen, Expiring 09/21/16	CITI	JPY	194,304,883,601	1,782,602,644	1,886,763,568	104,160,924
Japanese Yen, Expiring 09/21/16	JPMC	JPY	291,457,325,399	2,673,907,309	2,830,145,354	156,238,045
Korean Won, Expiring 09/21/16*	CITI	KRW	182,226,725,600	156,657,344	158,077,310	1,419,966
Korean Won, Expiring 09/21/16*	JPMC	KRW	273,340,088,400	234,986,308	237,115,968	2,129,660
Mexican Peso, Expiring 09/21/16	CITI	MXN	1,675,718,800	88,997,131	90,927,830	1,930,699
Mexican Peso, Expiring 09/21/16	JPMC	MXN	2,513,578,200	133,478,722	136,391,742	2,913,020
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	79,419,400	19,513,137	19,594,169	81,032
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	103,455,600	25,417,793	25,524,325	106,532
Norwegian Krone, Expiring 09/21/16	CITI	NOK	471,380,800	57,401,400	56,317,708	(1,083,692)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	707,071,200	86,102,207	84,476,563	(1,625,644)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	1,230,143,200	846,133,909	874,781,816	28,647,907
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	1,845,214,800	1,269,202,451	1,312,172,721	42,970,270
Philippine Peso, Expiring 09/21/16*	CITI	PHP	2,056,921,600	43,841,552	43,572,859	(268,693)
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	3,085,382,400	65,762,415	65,359,289	(403,126)
Poland Zloty, Expiring 09/21/16	CITI	PLN	392,096,000	101,392,882	99,203,236	(2,189,646)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	588,144,000	152,102,369	148,804,853	(3,297,516)
Swedish Krona, Expiring 09/21/16	CITI	SEK	725,106,800	89,554,818	86,002,915	(3,551,903)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	1,087,660,200	134,332,394	129,004,375	(5,328,019)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	64,687,600	$ 47,686,315	$ 47,979,756	$ 293,441
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	97,031,400	71,527,069	71,969,633	442,564
Turkish Lira, Expiring 09/21/16	CITI	TRY	342,567,000	113,813,824	116,907,968	3,094,144
Turkish Lira, Expiring 09/21/16	JPMC	TRY	511,785,000	169,961,574	174,657,059	4,695,485
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	644,074,000	19,859,029	20,001,244	142,215
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	689,517,000	21,309,263	21,412,443	103,180
South African Rand, Expiring 09/21/16	CITI	ZAR	2,052,425,200	134,545,397	137,112,708	2,567,311
South African Rand, Expiring 09/21/16	JPMC	ZAR	3,078,637,800	201,784,669	205,669,065	3,884,396

				$14,702,844,684	$14,990,456,236	$287,611,552

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(1,272,764,000)	$(916,060,923)	$(946,485,777)	$(30,424,854)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(1,909,146,000)	(1,374,089,666)	(1,419,728,667)	(45,639,001)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(490,700,801)	(376,873,738)	(379,873,770)	(3,000,032)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(736,051,200)	(565,322,791)	(569,810,653)	(4,487,862)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(5,764,800)	(5,881,331)	(5,930,716)	(49,385)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(6,697,200)	(6,810,893)	(6,889,951)	(79,058)
Chilean Peso, Expiring 09/21/16*	CITI	CLP	(17,695,970,800)	(25,339,014)	(26,545,779)	(1,206,765)
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	(23,755,318,200)	(34,000,957)	(35,635,424)	(1,634,467)
Colombian Peso, Expiring 09/21/16*	CITI	COP	(6,557,264,000)	(2,065,853)	(2,207,568)	(141,715)
Colombian Peso, Expiring 09/21/16*	JPMC	COP	(5,513,199,000)	(1,742,430)	(1,856,074)	(113,644)
Euro, Expiring 09/21/16	CITI	EUR	(944,031,600)	(1,066,826,103)	(1,050,704,315)	16,121,788
Euro, Expiring 09/21/16	JPMC	EUR	(1,416,047,400)	(1,600,237,154)	(1,576,056,470)	24,180,684
British Pound, Expiring 09/21/16	CITI	GBP	(431,920,000)	(618,185,362)	(575,437,479)	42,747,883
British Pound, Expiring 09/21/16	JPMC	GBP	(647,880,000)	(927,263,061)	(863,156,221)	64,106,840
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(92,357,000)	(11,911,389)	(11,916,133)	(4,744)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(16,647,000)	(2,146,104)	(2,147,838)	(1,734)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(21,584,494,400)	(76,504,637)	(75,849,920)	654,717

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(32,376,741,598)	$ (114,772,184)	$ (113,774,881)	$ 997,303
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	(180,148,251,000)	(12,972,438)	(13,443,562)	(471,124)
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	(237,319,743,000)	(17,015,633)	(17,709,986)	(694,353)
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(172,525,600)	(44,734,223)	(44,787,308)	(53,085)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(258,788,400)	(67,093,191)	(67,180,963)	(87,772)
Indian Rupee, Expiring 09/21/16*	CITI	INR	(3,141,891,400)	(45,781,393)	(45,911,189)	(129,796)
Indian Rupee, Expiring 09/21/16*	JPMC	INR	(2,864,616,600)	(41,690,032)	(41,859,485)	(169,453)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(81,417,933,202)	(785,104,008)	(790,594,591)	(5,490,583)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(122,126,899,798)	(1,177,654,544)	(1,185,891,889)	(8,237,345)
Korean Won, Expiring 09/21/16*	CITI	KRW	(372,006,210,400)	(314,299,596)	(322,706,460)	(8,406,864)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(558,009,315,600)	(471,448,806)	(484,059,688)	(12,610,882)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(3,878,785,200)	(207,046,255)	(210,470,586)	(3,424,331)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(5,818,177,800)	(310,574,391)	(315,705,877)	(5,131,486)
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	(161,492,600)	(39,143,052)	(39,843,077)	(700,025)
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	(235,190,400)	(57,025,847)	(58,025,627)	(999,780)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(1,354,705,602)	(162,351,658)	(161,851,980)	499,678
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(2,008,640,402)	(240,661,085)	(239,980,128)	680,957
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(399,378,000)	(269,667,480)	(284,006,456)	(14,338,976)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(599,066,998)	(404,504,847)	(426,009,683)	(21,504,836)
Philippine Peso, Expiring 09/21/16*	CITI	PHP	(1,295,423,600)	(27,657,501)	(27,441,644)	215,857
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	(1,855,733,400)	(39,611,231)	(39,310,985)	300,246
Poland Zloty, Expiring 09/21/16	CITI	PLN	(936,134,000)	(236,819,204)	(236,848,938)	(29,734)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(1,404,201,000)	(355,232,058)	(355,273,408)	(41,350)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(2,347,130,400)	(282,084,361)	(278,386,658)	3,697,703
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(3,520,695,599)	(423,125,148)	(417,579,987)	5,545,161
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(62,561,200)	(45,512,292)	(46,402,573)	(890,281)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(86,851,800)	(63,221,263)	(64,419,275)	(1,198,012)
Turkish Lira, Expiring 09/21/16	CITI	TRY	(34,675,600)	(11,391,416)	(11,833,755)	(442,339)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(52,013,400)	$ (17,087,102)	$ (17,750,632)	$ (663,530)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(1,576,599,401)	(48,393,718)	(48,960,134)	(566,416)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(2,231,016,600)	(68,459,742)	(69,282,578)	(822,836)
South African Rand, Expiring 09/21/16	CITI	ZAR	(2,052,425,200)	(128,768,094)	(137,112,709)	(8,344,615)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(3,078,637,800)	(193,173,516)	(205,669,064)	(12,495,548)

				(14,335,338,715)	(14,370,318,511)	(34,979,796)

				$367,505,969	$620,137,725	$252,631,756

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$7,750,000	$—	$7,750,000

BARC
Cash	—	121,476,834	121,476,834

CITI
Cash	(35,070,000)	—	(35,070,000)

GSCO
Cash	—	(108,426,642)	(108,426,642)
U.S. Treasury Bills	—	77,289,133	77,289,133

JPMC
Cash	(17,670,000)	—	(17,670,000)

JPMS
Cash	—	(62,206,112)	(62,206,112)
U.S. Treasury Bills	—	151,815,928	151,815,928

MSCS
Investment Companies	20,994,219	—	20,994,219

MSCL
Cash	—	(99,181,894)	(99,181,894)
U.S. Treasury Bills	—	61,289,760	61,289,760

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(3,630,000)	$—	$(3,630,000)

DBTK
Investment Companies	1,861,414	—	1,861,414

GSCO
Cash	—	(873,376)	(873,376)
U.S. Treasury Bills	—	3,565,401	3,565,401

JPPC
Cash	—	98,302	98,302
U.S. Treasury Bills	—	43,944,199	43,944,199

MACQ
Investment Companies	28,940,000	—	28,940,000

MLIN
Investment Companies	34,190,000	—	34,190,000

MSCL
Cash	—	(79,229,855)	(79,229,855)
U.S. Treasury Bills	—	136,296,148	136,296,148

SOCG
Investment Companies	11,730,000	—	11,730,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SHORT-TERM INVESTMENTS - 93.3%	SHARES	VALUE (Note 5)
Investment Companies - 18.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(a)(b)	128,285,225	$128,285,225
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(a)(b)	1,531,104	1,531,104

Total Investment Companies (cost $129,816,329)		129,816,329

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 75.2%
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(c)	$34,309	34,295,276
U.S. Treasury Bill, 0.480%, 11/25/2016 (c)	10,872	10,860,519
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(c)	5,095	5,093,966
U.S. Treasury Bill, 0.401%, 12/15/2016 ^(c)(d)	5,753	5,745,648
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(c)(d)	43,531	43,488,296
U.S. Treasury Bill, 0.384%, 10/06/2016 ^(c)	24,188	24,171,310
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)(d)	148,407	148,372,570
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(c)	42,750	42,736,918
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(c)	24,833	24,830,467
U.S. Treasury Bill, 0.410%, 07/28/2016 (c)	102,595	102,581,457
U.S. Treasury Bill, 0.471%, 07/14/2016 ^(c)	34,484	34,482,448
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(c)	11,785	11,784,882

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 75.2% (continued)
U.S. Treasury Bill, 0.341%, 10/13/2016 ^(c)	$27,714	$27,695,376
U.S. Treasury Bill, 0.441%, 09/22/2016 ^(c)	2,031	2,029,871
U.S. Treasury Bill, 0.401%, 12/22/2016 ^(c)(d)	22,639	22,607,985

Total U.S. Treasury Obligations (cost $540,625,646)		540,776,989

TOTAL SHORT-TERM INVESTMENTS (cost $670,441,975)		670,593,318

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 93.3% (cost $670,441,975)		670,593,318

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7% (e)		47,912,269

NET ASSETS - 100.0%		$718,505,587

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index August Futures	08/2016	BRL	(14,697,104)	$(147,483)
MACQ	Cocoa September Futures^	08/2016	USD	(212,870)	4,487
MACQ	Cocoa September Futures^	08/2016	USD	212,870	(5,460)
MACQ	Corn September Futures^	08/2016	USD	11,857,486	(1,861,061)
CITI	Cotton No. 2 December Futures^	11/2016	USD	98,175	(1,920)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	1,838,045	(41,285)
SOCG	Cotton No. 2 December Futures^	12/2016	USD	525,030	(11,670)
GSIN	H-SHARES Index July Futures	07/2016	HKD	(24,133,373)	(150,683)
BANA	KOSPI Index 200 September Futures	09/2016	KRW	4,827,902,739	(53,130)
SOCG	Lean Hogs July Futures^	07/2016	USD	332,420	(1,020)
SOCG	Lean Hogs July Futures^	07/2016	USD	(332,420)	(14,830)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Lean Hogs August Futures^	08/2016	USD	5,625,770	$ (329,480)
SOCG	Live Cattle August Futures^	08/2016	USD	(7,053,809)	210,239
MACQ	Live Cattle August Futures^	08/2016	USD	517,506	12,276
MACQ	Live Cattle August Futures^	08/2016	USD	(15,575,070)	522,025
GSIN	MSCI Singapore Index July Futures	07/2016	SGD	(278,955)	(4,910)
GSIN	SGX FTSE China A50 Index July Futures	07/2016	USD	(1,853,924)	(39,251)
CITI	Soybean November Futures^	10/2016	USD	(12,048,734)	(7,532)
CITI	Soybean November Futures^	10/2016	USD	27,470,640	207,360
SOCG	Soybean November Futures^	10/2016	USD	4,131,830	19,870
MACQ	Soybean November Futures^	10/2016	USD	10,389,434	47,478
CITI	Soybean Meal December Futures^	11/2016	USD	2,358,300	47,700
MACQ	Soybean Meal December Futures^	11/2016	USD	5,850,924	(36,424)
SOCG	Soybean Meal December Futures^	11/2016	USD	3,088,347	79,553
MACQ	Soybean Oil December Futures^	11/2016	USD	(1,031,498)	(7,570)
BANA	Swiss Market Index September Futures	09/2016	CHF	(7,663,218)	(327,844)
BANA	Taiwan Stock Exchange July Futures	07/2016	TWD	(108,567,190)	(67,601)
CITI	Wheat September Futures^	08/2016	USD	(4,726,354)	(394,270)
CITI	Wheat September Futures^	08/2016	USD	2,627,784	378,009

					$(1,974,427)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
9	MSCL	Cocoa Futures^	09/2016	$269,541	$266,670	$(2,871)
175	GSCO	Cocoa Futures^	09/2016	5,362,601	5,477,096	114,495
130	MSCL	Coffee ‘C’ Futures^	09/2016	6,829,482	7,100,437	270,955
34	MSCL	Corn Futures^	09/2016	728,096	621,350	(106,746)
40	MSCL	Cotton No. 2 Futures^	12/2016	1,310,225	1,283,400	(26,825)
13	GSCO	Gas Oil Futures^	08/2016	584,374	580,125	(4,249)
833	MSCL	Gold 100 OZ Futures^	08/2016	107,281,463	110,005,980	2,724,517
4	MSCL	Lean Hogs Futures^	08/2016	138,614	133,240	(5,374)
10	JPPC	LME Aluminum Futures^	07/2016	377,200	410,795	33,595
3	JPPC	LME Aluminum Futures^	07/2016	112,928	123,253	10,325
16	JPPC	LME Aluminum Futures^	07/2016	624,731	657,860	33,129
18	JPPC	LME Aluminum Futures^	07/2016	698,313	740,174	41,861
9	JPPC	LME Aluminum Futures^	07/2016	350,714	370,211	19,497
8	JPPC	LME Aluminum Futures^	07/2016	314,782	329,115	14,333
10	JPPC	LME Aluminum Futures^	07/2016	400,972	411,438	10,466
12	JPPC	LME Aluminum Futures^	07/2016	490,089	493,425	3,336
18	JPPC	LME Aluminum Futures^	07/2016	740,998	740,025	(973)
18	JPPC	LME Aluminum Futures^	07/2016	741,625	740,205	(1,420)
8	JPPC	LME Aluminum Futures^	08/2016	332,582	329,224	(3,358)
4	JPPC	LME Aluminum Futures^	08/2016	157,687	164,719	7,032
37	JPPC	LME Aluminum Futures^	08/2016	1,434,175	1,523,781	89,606
18	JPPC	LME Aluminum Futures^	08/2016	693,647	741,541	47,894
18	JPPC	LME Aluminum Futures^	08/2016	699,007	741,600	42,593
19	JPPC	LME Aluminum Futures^	08/2016	730,131	782,444	52,313
35	JPPC	LME Aluminum Futures^	08/2016	1,365,345	1,440,688	75,343

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
18	JPPC	LME Aluminum Futures^	08/2016	$ 694,574	$ 741,375	$ 46,801
18	JPPC	LME Aluminum Futures^	08/2016	697,544	741,487	43,943
17	JPPC	LME Aluminum Futures^	08/2016	659,642	700,400	40,758
26	JPPC	LME Aluminum Futures^	08/2016	1,012,368	1,071,362	58,994
17	JPPC	LME Aluminum Futures^	09/2016	660,598	701,144	40,546
17	JPPC	LME Aluminum Futures^	09/2016	668,142	701,250	33,108
1	JPPC	LME Aluminum Futures^	09/2016	38,869	41,281	2,412
10	JPPC	LME Aluminum Futures^	09/2016	400,294	412,875	12,581
32	JPPC	LME Aluminum Futures^	09/2016	1,271,349	1,321,400	50,051
16	JPPC	LME Aluminum Futures^	09/2016	635,101	660,816	25,715
17	JPPC	LME Aluminum Futures^	09/2016	682,782	702,147	19,365
18	JPPC	LME Aluminum Futures^	09/2016	730,274	743,481	13,207
34	JPPC	LME Aluminum Futures^	09/2016	1,368,831	1,404,412	35,581
242	JPPC	LME Aluminum Futures^	09/2016	9,760,721	9,990,062	229,341
18	JPPC	LME Aluminum Futures^	09/2016	730,693	743,512	12,819
17	JPPC	LME Aluminum Futures^	09/2016	694,806	701,462	6,656
17	JPPC	LME Aluminum Futures^	09/2016	682,977	701,016	18,039
17	JPPC	LME Aluminum Futures^	09/2016	687,083	700,952	13,869
15	JPPC	LME Aluminum Futures^	09/2016	609,981	618,432	8,451
13	JPPC	LME Aluminum Futures^	09/2016	532,935	535,925	2,990
5	JPPC	LME Copper Futures^	07/2016	596,887	605,000	8,113
2	JPPC	LME Copper Futures^	07/2016	237,855	242,017	4,162
1	JPPC	LME Copper Futures^	07/2016	117,202	121,017	3,815
5	JPPC	LME Copper Futures^	07/2016	579,887	605,129	25,242
4	JPPC	LME Copper Futures^	07/2016	464,012	484,206	20,194
9	JPPC	LME Copper Futures^	07/2016	1,055,722	1,089,542	33,820
6	JPPC	LME Copper Futures^	07/2016	750,648	726,300	(24,348)
8	JPPC	LME Copper Futures^	07/2016	1,004,781	968,450	(36,331)
11	JPPC	LME Copper Futures^	07/2016	1,374,622	1,331,825	(42,797)
1	JPPC	LME Copper Futures^	08/2016	123,665	121,133	(2,532)
2	JPPC	LME Copper Futures^	08/2016	244,319	242,280	(2,039)
16	JPPC	LME Copper Futures^	08/2016	1,892,039	1,939,080	47,041
20	JPPC	LME Copper Futures^	08/2016	2,323,175	2,424,000	100,825
13	JPPC	LME Copper Futures^	08/2016	1,505,432	1,575,382	69,950
3	JPPC	LME Copper Futures^	08/2016	348,014	363,525	15,511
4	JPPC	LME Copper Futures^	08/2016	458,710	484,683	25,973
14	JPPC	LME Copper Futures^	08/2016	1,615,934	1,696,334	80,400
9	JPPC	LME Copper Futures^	08/2016	1,025,572	1,090,424	64,852
8	JPPC	LME Copper Futures^	08/2016	920,338	969,234	48,896
5	JPPC	LME Copper Futures^	08/2016	578,762	605,750	26,988
6	JPPC	LME Copper Futures^	08/2016	703,699	726,914	23,215
19	JPPC	LME Copper Futures^	09/2016	2,187,422	2,302,140	114,718
23	JPPC	LME Copper Futures^	09/2016	2,662,281	2,786,846	124,565
1	JPPC	LME Copper Futures^	09/2016	113,761	121,197	7,436
63	JPPC	LME Copper Futures^	09/2016	7,435,818	7,635,600	199,782
11	JPPC	LME Copper Futures^	09/2016	1,297,672	1,332,512	34,840
16	JPPC	LME Copper Futures^	09/2016	1,884,216	1,938,100	53,884
12	JPPC	LME Copper Futures^	09/2016	1,443,561	1,453,524	9,963
7	JPPC	LME Copper Futures^	09/2016	845,426	847,875	2,449
1	JPPC	LME Nickel Futures^	07/2016	55,526	56,460	934
3	JPPC	LME Nickel Futures^	07/2016	168,317	169,390	1,073
4	JPPC	LME Nickel Futures^	07/2016	220,049	225,867	5,818
12	JPPC	LME Nickel Futures^	07/2016	654,526	677,726	23,200
5	JPPC	LME Nickel Futures^	08/2016	287,242	282,540	(4,702)
4	JPPC	LME Nickel Futures^	08/2016	207,346	226,211	18,865
1	JPPC	LME Nickel Futures^	08/2016	52,071	56,556	4,485

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	JPPC	LME Nickel Futures^	08/2016	$ 103,445	$ 113,118	$ 9,673
8	JPPC	LME Nickel Futures^	08/2016	411,262	452,492	41,230
4	JPPC	LME Nickel Futures^	08/2016	200,410	226,290	25,880
4	JPPC	LME Nickel Futures^	08/2016	200,892	226,301	25,409
3	JPPC	LME Nickel Futures^	08/2016	150,912	169,734	18,822
8	JPPC	LME Nickel Futures^	08/2016	404,864	452,646	47,782
3	JPPC	LME Nickel Futures^	09/2016	151,207	169,791	18,584
9	JPPC	LME Nickel Futures^	09/2016	457,080	509,399	52,319
4	JPPC	LME Nickel Futures^	09/2016	208,810	226,444	17,634
5	JPPC	LME Nickel Futures^	09/2016	258,912	283,068	24,156
3	JPPC	LME Nickel Futures^	09/2016	156,967	169,849	12,882
3	JPPC	LME Nickel Futures^	09/2016	159,403	169,914	10,511
28	JPPC	LME Nickel Futures^	09/2016	1,544,796	1,586,256	41,460
5	JPPC	LME Nickel Futures^	09/2016	276,518	283,247	6,729
2	JPPC	LME Nickel Futures^	09/2016	111,064	113,308	2,244
4	JPPC	LME Nickel Futures^	09/2016	216,530	226,656	10,126
4	JPPC	LME Nickel Futures^	09/2016	221,298	226,664	5,366
2	JPPC	LME Nickel Futures^	09/2016	112,133	113,336	1,203
4	JPPC	LME Nickel Futures^	09/2016	941,852	944,500	2,648
10	JPPC	LME Zinc Futures^	07/2016	471,720	525,387	53,667
6	JPPC	LME Zinc Futures^	08/2016	286,091	315,267	29,176
3	JPPC	LME Zinc Futures^	08/2016	141,495	157,848	16,353
6	JPPC	LME Zinc Futures^	08/2016	275,790	315,740	39,950
4	JPPC	LME Zinc Futures^	08/2016	182,200	210,500	28,300
7	JPPC	LME Zinc Futures^	08/2016	321,125	368,395	47,270
14	JPPC	LME Zinc Futures^	08/2016	656,552	736,824	80,272
20	JPPC	LME Zinc Futures^	09/2016	997,380	1,052,980	55,600
9	JPPC	LME Zinc Futures^	09/2016	455,224	473,938	18,714
1	JPPC	LME Zinc Futures^	09/2016	51,190	52,665	1,475
4	JPPC	LME Zinc Futures^	09/2016	206,431	210,671	4,240
4	JPPC	LME Zinc Futures^	09/2016	207,096	210,714	3,618
3	JPPC	LME Zinc Futures^	09/2016	152,461	158,044	5,583
4	JPPC	LME Zinc Futures^	09/2016	204,603	210,705	6,102
7	JPPC	LME Zinc Futures^	09/2016	349,833	368,698	18,865
68	JPPC	LME Zinc Futures^	09/2016	3,433,905	3,580,625	146,720
2	JPPC	LME Zinc Futures^	09/2016	100,051	105,322	5,271
1	JPPC	LME Zinc Futures^	09/2016	51,228	52,619	1,391
9	JPPC	LME Zinc Futures^	09/2016	451,117	473,488	22,371
4	JPPC	LME Zinc Futures^	09/2016	205,308	210,443	5,135
87	MSCL	Natural Gas Futures^	07/2016	2,258,749	2,543,880	285,131
250	MSCL	Silver Futures^	09/2016	21,818,442	23,278,750	1,460,308
154	MSCL	Soybean Futures^	11/2016	8,543,845	8,880,025	336,180
13	MSCL	Soybean Meal Futures^	12/2016	531,916	521,300	(10,616)
824	MSCL	Sugar #11 (World Markets) Futures^	09/2016	18,157,009	18,762,150	605,141
43	BARC	S&P MID 400 E-Mini Futures	09/2016	6,352,312	6,419,900	67,588
60	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	7,518,523	7,563,451	44,928
314	BARC	SGX S&P CNX Nifty Index Futures	07/2016	5,114,444	5,234,694	120,250
46	GSCO	10-Year Japanese Government Bond Futures	09/2016	67,771,648	68,119,111	347,463
423	JPMS	3-Month Euro Euribor Futures	12/2016	117,730,714	117,760,940	30,226
406	JPMS	3-Month Euro Euribor Futures	03/2017	113,011,639	113,039,494	27,855

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
362	JPMS	3-Month Euro Euribor Futures	06/2017	$ 100,758,029	$ 100,803,974	$ 45,945
678	JPMS	3-Month Euro Euribor Futures	09/2017	188,713,908	188,817,414	103,506
795	JPMS	3-Month Euro Euribor Futures	12/2017	221,244,786	221,411,977	167,191
880	JPMS	3-Month Euro Euribor Futures	03/2018	244,876,689	245,072,749	196,060
544	JPMS	3-Month Euro Euribor Futures	06/2018	151,374,996	151,491,971	116,975
584	JPMS	90-Day EURODollar Futures	12/2016	144,852,180	145,014,500	162,320
581	JPMS	90-Day EURODollar Futures	03/2017	144,053,970	144,240,513	186,543
541	JPMS	90-Day EURODollar Futures	06/2017	134,052,581	134,262,675	210,094
488	JPMS	90-Day EURODollar Futures	09/2017	120,822,404	121,060,600	238,196
460	JPMS	90-Day EURODollar Futures	12/2017	113,815,813	114,051,250	235,437
437	JPMS	90-Day EURODollar Futures	03/2018	108,062,441	108,304,988	242,547
423	JPMS	90-Day EURODollar Futures	06/2018	104,542,865	104,787,675	244,810
450	JPMS	90-Day Sterling Futures	12/2016	74,511,111	74,628,209	117,098
553	JPMS	90-Day Sterling Futures	03/2017	91,509,992	91,718,988	208,996
584	JPMS	90-Day Sterling Futures	06/2017	96,547,943	96,860,559	312,616
418	JPMS	90-Day Sterling Futures	09/2017	69,084,228	69,335,232	251,004
368	JPMS	90-Day Sterling Futures	12/2017	60,784,768	61,035,420	250,652
342	JPMS	90-Day Sterling Futures	03/2018	56,468,158	56,717,438	249,280
321	JPMS	90-Day Sterling Futures	06/2018	53,022,691	53,224,111	201,420
367	JPMS	Australia 10-Year Bond Futures	09/2016	36,873,144	37,278,985	405,841
1,180	JPMS	Australia 3-Year Bond Futures	09/2016	99,425,243	99,606,981	181,738
266	GSCO	Canadian 10-Year Bond Futures	09/2016	29,913,101	30,480,003	566,902
179	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2016	31,606,048	33,361,125	1,755,077
315	GSCO	Euro - OAT Futures	09/2016	54,788,667	56,207,561	1,418,894
1,607	GSCO	Euro - SCHATZ Futures	09/2016	199,500,025	199,853,161	353,136
6	JPMS	Euro CHF 3-Month LIFFE Futures	06/2017	1,552,090	1,552,842	752
1,276	GSCO	Euro-Bobl Futures	09/2016	187,519,454	189,183,076	1,663,622
130	GSCO	Euro-BTP Italian Government Bond Futures	09/2016	20,320,372	20,573,988	253,616
382	GSCO	Euro-Bund Futures	09/2016	69,163,435	70,846,262	1,682,827
31	GSCO	Euro-Buxl 30-Year Bond Futures	09/2016	6,139,111	6,748,346	609,235
330	GSCO	Long Gilt Futures	09/2016	54,204,068	56,447,262	2,243,194
547	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	71,282,889	72,742,453	1,459,564
1,549	MSCL	U.S. Treasury 2-Year Note Futures	09/2016	338,626,911	339,739,265	1,112,354
1,114	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	134,161,243	136,090,765	1,929,522
233	MSCL	U.S. Treasury Long Bond Futures	09/2016	38,331,868	40,156,093	1,824,225

				4,230,231,013	4,260,954,348	30,723,335

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
24	GSCO	Brent Crude Futures^	07/2016	$(1,176,503)	$(1,193,040)	$(16,537)
238	MSCL	Copper Futures^	09/2016	(12,824,697)	(13,063,225)	(238,528)
93	MSCL	Gasoline RBOB Futures^	07/2016	(5,897,453)	(5,864,078)	33,375
222	MSCL	Hard Red Winter Wheat Futures^	09/2016	(5,330,441)	(4,689,750)	640,691
8	MSCL	Heating Oil ULSD Futures^	07/2016	(494,423)	(500,203)	(5,780)
93	MSCL	Live Cattle Futures^	08/2016	(4,233,227)	(4,271,490)	(38,263)
10	JPPC	LME Aluminum Futures^	07/2016	(376,725)	(410,794)	(34,069)
3	JPPC	LME Aluminum Futures^	07/2016	(112,830)	(123,253)	(10,423)
16	JPPC	LME Aluminum Futures^	07/2016	(624,761)	(657,860)	(33,099)
18	JPPC	LME Aluminum Futures^	07/2016	(697,231)	(740,174)	(42,943)
9	JPPC	LME Aluminum Futures^	07/2016	(350,078)	(370,211)	(20,133)
8	JPPC	LME Aluminum Futures^	07/2016	(313,476)	(329,114)	(15,638)
10	JPPC	LME Aluminum Futures^	07/2016	(400,350)	(411,437)	(11,087)
12	JPPC	LME Aluminum Futures^	07/2016	(491,965)	(493,425)	(1,460)
18	JPPC	LME Aluminum Futures^	07/2016	(740,197)	(740,025)	172
18	JPPC	LME Aluminum Futures^	07/2016	(742,447)	(740,205)	2,242
8	JPPC	LME Aluminum Futures^	08/2016	(326,980)	(329,224)	(2,244)
4	JPPC	LME Aluminum Futures^	08/2016	(157,150)	(164,719)	(7,569)
37	JPPC	LME Aluminum Futures^	08/2016	(1,431,975)	(1,523,780)	(91,805)
18	JPPC	LME Aluminum Futures^	08/2016	(694,313)	(741,541)	(47,228)
18	JPPC	LME Aluminum Futures^	08/2016	(696,501)	(741,600)	(45,099)
19	JPPC	LME Aluminum Futures^	08/2016	(733,172)	(782,444)	(49,272)
35	JPPC	LME Aluminum Futures^	08/2016	(1,361,447)	(1,440,688)	(79,241)
18	JPPC	LME Aluminum Futures^	08/2016	(693,952)	(741,375)	(47,423)
18	JPPC	LME Aluminum Futures^	08/2016	(701,894)	(741,487)	(39,593)
17	JPPC	LME Aluminum Futures^	08/2016	(658,132)	(700,400)	(42,268)
26	JPPC	LME Aluminum Futures^	08/2016	(1,012,298)	(1,071,362)	(59,064)
17	JPPC	LME Aluminum Futures^	09/2016	(661,396)	(701,144)	(39,748)
17	JPPC	LME Aluminum Futures^	09/2016	(664,140)	(701,250)	(37,110)
1	JPPC	LME Aluminum Futures^	09/2016	(38,848)	(41,282)	(2,434)
10	JPPC	LME Aluminum Futures^	09/2016	(398,225)	(412,874)	(14,649)
32	JPPC	LME Aluminum Futures^	09/2016	(1,272,097)	(1,321,400)	(49,303)
16	JPPC	LME Aluminum Futures^	09/2016	(630,361)	(660,816)	(30,455)
17	JPPC	LME Aluminum Futures^	09/2016	(682,933)	(702,146)	(19,213)
18	JPPC	LME Aluminum Futures^	09/2016	(725,797)	(743,481)	(17,684)
34	JPPC	LME Aluminum Futures^	09/2016	(1,373,933)	(1,404,412)	(30,479)
215	JPPC	LME Aluminum Futures^	09/2016	(8,391,506)	(8,875,469)	(483,963)
18	JPPC	LME Aluminum Futures^	09/2016	(728,956)	(743,513)	(14,557)
17	JPPC	LME Aluminum Futures^	09/2016	(695,250)	(701,463)	(6,213)
17	JPPC	LME Aluminum Futures^	09/2016	(687,039)	(701,016)	(13,977)
17	JPPC	LME Aluminum Futures^	09/2016	(684,633)	(700,952)	(16,319)
15	JPPC	LME Aluminum Futures^	09/2016	(610,182)	(618,431)	(8,249)
13	JPPC	LME Aluminum Futures^	09/2016	(530,687)	(535,925)	(5,238)
5	JPPC	LME Copper Futures^	07/2016	(596,454)	(605,000)	(8,546)
2	JPPC	LME Copper Futures^	07/2016	(238,362)	(242,017)	(3,655)
1	JPPC	LME Copper Futures^	07/2016	(117,709)	(121,018)	(3,309)
5	JPPC	LME Copper Futures^	07/2016	(582,062)	(605,128)	(23,066)
4	JPPC	LME Copper Futures^	07/2016	(465,616)	(484,206)	(18,590)
9	JPPC	LME Copper Futures^	07/2016	(1,059,199)	(1,089,542)	(30,343)
6	JPPC	LME Copper Futures^	07/2016	(753,510)	(726,300)	27,210
8	JPPC	LME Copper Futures^	07/2016	(1,003,980)	(968,450)	35,530
11	JPPC	LME Copper Futures^	07/2016	(1,377,242)	(1,331,825)	45,417
1	JPPC	LME Copper Futures^	08/2016	(122,748)	(121,133)	1,615
2	JPPC	LME Copper Futures^	08/2016	(243,945)	(242,280)	1,665
16	JPPC	LME Copper Futures^	08/2016	(1,887,101)	(1,939,080)	(51,979)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
20	JPPC	LME Copper Futures^	08/2016	$ (2,319,817)	$ (2,424,000)	$ (104,183)
13	JPPC	LME Copper Futures^	08/2016	(1,509,845)	(1,575,382)	(65,537)
3	JPPC	LME Copper Futures^	08/2016	(347,945)	(363,525)	(15,580)
4	JPPC	LME Copper Futures^	08/2016	(459,070)	(484,683)	(25,613)
14	JPPC	LME Copper Futures^	08/2016	(1,609,817)	(1,696,335)	(86,518)
9	JPPC	LME Copper Futures^	08/2016	(1,027,162)	(1,090,424)	(63,262)
8	JPPC	LME Copper Futures^	08/2016	(920,478)	(969,234)	(48,756)
5	JPPC	LME Copper Futures^	08/2016	(580,336)	(605,750)	(25,414)
6	JPPC	LME Copper Futures^	08/2016	(703,252)	(726,913)	(23,661)
19	JPPC	LME Copper Futures^	09/2016	(2,179,756)	(2,302,139)	(122,383)
23	JPPC	LME Copper Futures^	09/2016	(2,656,890)	(2,786,846)	(129,956)
1	JPPC	LME Copper Futures^	09/2016	(114,248)	(121,198)	(6,950)
138	JPPC	LME Copper Futures^	09/2016	(16,013,672)	(16,725,600)	(711,928)
11	JPPC	LME Copper Futures^	09/2016	(1,297,423)	(1,332,512)	(35,089)
16	JPPC	LME Copper Futures^	09/2016	(1,884,108)	(1,938,100)	(53,992)
12	JPPC	LME Copper Futures^	09/2016	(1,443,308)	(1,453,524)	(10,216)
7	JPPC	LME Copper Futures^	09/2016	(845,583)	(847,875)	(2,292)
1	JPPC	LME Nickel Futures^	07/2016	(55,363)	(56,460)	(1,097)
3	JPPC	LME Nickel Futures^	07/2016	(170,849)	(169,391)	1,458
4	JPPC	LME Nickel Futures^	07/2016	(219,830)	(225,867)	(6,037)
12	JPPC	LME Nickel Futures^	07/2016	(654,451)	(677,726)	(23,275)
5	JPPC	LME Nickel Futures^	08/2016	(285,585)	(282,540)	3,045
4	JPPC	LME Nickel Futures^	08/2016	(208,249)	(226,210)	(17,961)
1	JPPC	LME Nickel Futures^	08/2016	(52,229)	(56,556)	(4,327)
2	JPPC	LME Nickel Futures^	08/2016	(103,514)	(113,118)	(9,604)
8	JPPC	LME Nickel Futures^	08/2016	(410,544)	(452,491)	(41,947)
4	JPPC	LME Nickel Futures^	08/2016	(201,210)	(226,290)	(25,080)
4	JPPC	LME Nickel Futures^	08/2016	(201,107)	(226,301)	(25,194)
3	JPPC	LME Nickel Futures^	08/2016	(151,082)	(169,734)	(18,652)
8	JPPC	LME Nickel Futures^	08/2016	(404,387)	(452,645)	(48,258)
3	JPPC	LME Nickel Futures^	09/2016	(150,818)	(169,791)	(18,973)
9	JPPC	LME Nickel Futures^	09/2016	(457,219)	(509,399)	(52,180)
4	JPPC	LME Nickel Futures^	09/2016	(208,541)	(226,443)	(17,902)
5	JPPC	LME Nickel Futures^	09/2016	(258,013)	(283,068)	(25,055)
3	JPPC	LME Nickel Futures^	09/2016	(158,661)	(169,849)	(11,188)
3	JPPC	LME Nickel Futures^	09/2016	(159,743)	(169,915)	(10,172)
60	JPPC	LME Nickel Futures^	09/2016	(3,064,068)	(3,399,120)	(335,052)
5	JPPC	LME Nickel Futures^	09/2016	(275,385)	(283,246)	(7,861)
2	JPPC	LME Nickel Futures^	09/2016	(111,235)	(113,308)	(2,073)
4	JPPC	LME Nickel Futures^	09/2016	(218,190)	(226,656)	(8,466)
4	JPPC	LME Nickel Futures^	09/2016	(220,586)	(226,664)	(6,078)
2	JPPC	LME Nickel Futures^	09/2016	(111,955)	(113,336)	(1,381)
4	JPPC	LME Nickel Futures^	09/2016	(946,375)	(944,500)	1,875
10	JPPC	LME Zinc Futures^	07/2016	(471,850)	(525,387)	(53,537)
6	JPPC	LME Zinc Futures^	08/2016	(284,535)	(315,267)	(30,732)
3	JPPC	LME Zinc Futures^	08/2016	(141,099)	(157,848)	(16,749)
6	JPPC	LME Zinc Futures^	08/2016	(276,227)	(315,740)	(39,513)
4	JPPC	LME Zinc Futures^	08/2016	(182,639)	(210,500)	(27,861)
7	JPPC	LME Zinc Futures^	08/2016	(321,210)	(368,395)	(47,185)
14	JPPC	LME Zinc Futures^	08/2016	(657,678)	(736,823)	(79,145)
20	JPPC	LME Zinc Futures^	09/2016	(997,247)	(1,052,980)	(55,733)
9	JPPC	LME Zinc Futures^	09/2016	(455,603)	(473,938)	(18,335)
1	JPPC	LME Zinc Futures^	09/2016	(50,616)	(52,665)	(2,049)
4	JPPC	LME Zinc Futures^	09/2016	(207,064)	(210,671)	(3,607)
4	JPPC	LME Zinc Futures^	09/2016	(206,988)	(210,714)	(3,726)
3	JPPC	LME Zinc Futures^	09/2016	(153,068)	(158,044)	(4,976)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Zinc Futures^	09/2016	$ (203,590)	$ (210,705)	$ (7,115)
7	JPPC	LME Zinc Futures^	09/2016	(352,108)	(368,699)	(16,591)
24	JPPC	LME Zinc Futures^	09/2016	(1,177,338)	(1,263,750)	(86,412)
2	JPPC	LME Zinc Futures^	09/2016	(100,095)	(105,322)	(5,227)
1	JPPC	LME Zinc Futures^	09/2016	(51,148)	(52,619)	(1,471)
9	JPPC	LME Zinc Futures^	09/2016	(451,103)	(473,488)	(22,385)
4	JPPC	LME Zinc Futures^	09/2016	(202,840)	(210,443)	(7,603)
79	MSCL	NYMEX Palladium Futures^	09/2016	(4,300,165)	(4,719,065)	(418,900)
19	MSCL	Platinum Futures^	10/2016	(937,846)	(973,085)	(35,239)
75	MSCL	Soybean Oil Futures^	12/2016	(1,472,929)	(1,443,150)	29,779
355	MSCL	Wheat Futures^	09/2016	(8,287,272)	(7,907,625)	379,647
56	MSCL	WTI Crude Futures^	07/2016	(2,654,027)	(2,706,480)	(52,453)
53	BARC	Amsterdam Index Futures	07/2016	(4,930,447)	(5,120,586)	(190,139)
206	BARC	CAC40 Index Futures	07/2016	(9,495,830)	(9,679,284)	(183,454)
44	BARC	DAX Index Futures	09/2016	(11,671,176)	(11,802,580)	(131,404)
53	BARC	E-Mini DJIA CBOT Futures	09/2016	(4,575,637)	(4,722,035)	(146,398)
17	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	(1,325,119)	(1,372,920)	(47,801)
163	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2016	(6,613,751)	(6,802,805)	(189,054)
80	BARC	E-Mini Russell 2000 Futures	09/2016	(8,812,492)	(9,179,200)	(366,708)
334	BARC	Euro Stoxx 50 Index Futures	09/2016	(10,432,314)	(10,582,243)	(149,929)
45	BARC	FTSE 100 Index Futures	09/2016	(3,644,985)	(3,847,479)	(202,494)
224	JPMS	SGX FTSE China A50 Index Futures	07/2016	(2,028,847)	(2,068,640)	(39,793)
78	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	(2,459,892)	(2,459,797)	95
44	BARC	FTSE/MIB Index Futures	09/2016	(3,950,997)	(3,952,952)	(1,955)
75	BARC	Hang Seng Index Futures	07/2016	(9,679,462)	(10,125,063)	(445,601)
66	BARC	H-SHARES Index Futures	07/2016	(3,581,672)	(3,711,283)	(129,611)
111	BARC	IBEX 35 Index Futures	07/2016	(9,970,444)	(10,011,391)	(40,947)
121	BARC	MSCI Singapore Index Futures	07/2016	(2,739,916)	(2,850,070)	(110,154)
174	BARC	NASDAQ 100 E-Mini Futures	09/2016	(14,737,758)	(15,336,360)	(598,602)
158	JPMS	Nikkei 225 Futures	09/2016	(25,217,419)	(23,822,786)	1,394,633
225	JPMS	OMXS30 Index Futures	07/2016	(3,416,810)	(3,506,359)	(89,549)
74	BARC	S&P 500 E-Mini Futures	09/2016	(7,465,015)	(7,733,740)	(268,725)
17	BARC	SPI 200 Index Futures	09/2016	(1,640,447)	(1,640,611)	(164)
184	BARC	TOPIX Index Futures	09/2016	(23,599,474)	(22,192,611)	1,406,863
149	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2016	(28,552,870)	(28,578,661)	(25,791)
168	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(32,205,298)	(32,227,795)	(22,497)
47	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(9,013,748)	(9,017,019)	(3,271)
20	JPMS	Euro CHF 3-Month Futures	03/2017	(5,163,204)	(5,175,628)	(12,424)
42	JPMS	Euro CHF 3-Month LIFFE Futures	09/2016	(10,839,005)	(10,859,140)	(20,135)
38	JPMS	Euro CHF 3-Month LIFFE Futures	12/2016	(9,808,255)	(9,830,773)	(22,518)

				(408,038,997)	(412,666,335)	(4,627,338)

				$3,822,192,016	$3,848,288,013	$26,095,997

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	57,052,800	$42,088,475	$42,427,082	$338,607
Australian Dollar, Expiring 09/21/16	JPMC	AUD	85,579,200	63,133,161	63,640,624	507,463
Brazilian Real, Expiring 09/21/16*	CITI	BRL	23,237,600	6,449,831	7,060,421	610,590
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	34,856,400	9,674,756	10,590,629	915,873
Canadian Dollar, Expiring 09/21/16	CITI	CAD	34,597,600	27,007,021	26,783,574	(223,447)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	51,896,400	40,510,201	40,175,359	(334,842)
Chilean Peso, Expiring 09/21/16*	CITI	CLP	1,230,968,000	1,809,113	1,846,579	37,466
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	1,846,452,000	2,713,673	2,769,867	56,194
Colombian Peso, Expiring 09/21/16*	CITI	COP	1,077,371,200	360,644	362,708	2,064
Colombian Peso, Expiring 09/21/16*	JPMC	COP	1,179,748,800	392,990	397,174	4,184
Euro, Expiring 09/21/16	CITI	EUR	67,328,799	75,486,019	74,936,752	(549,267)
Euro, Expiring 09/21/16	JPMC	EUR	100,993,198	113,229,391	112,405,124	(824,267)
British Pound, Expiring 09/21/16	CITI	GBP	13,899,600	20,433,145	18,518,129	(1,915,016)
British Pound, Expiring 09/21/16	JPMC	GBP	20,546,400	30,204,649	27,373,514	(2,831,135)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	1,643,337,800	5,947,458	5,774,843	(172,615)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	2,435,278,200	8,813,399	8,557,795	(255,604)
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	79,318,430,400	5,745,207	5,919,137	173,930
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	112,287,495,600	8,122,819	8,379,454	256,635
Israeli Shekel, Expiring 09/21/16	CITI	ILS	7,786,600	2,035,385	2,021,385	(14,000)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	10,718,400	2,802,369	2,782,476	(19,893)
Indian Rupee, Expiring 09/21/16*	CITI	INR	311,897,600	4,550,801	4,557,634	6,833
Indian Rupee, Expiring 09/21/16*	JPMC	INR	465,764,400	6,795,638	6,806,026	10,388
Japanese Yen, Expiring 09/21/16	CITI	JPY	15,370,512,002	140,938,534	149,252,668	8,314,134
Japanese Yen, Expiring 09/21/16	JPMC	JPY	23,055,768,002	211,408,065	223,879,001	12,470,936
Korean Won, Expiring 09/21/16*	CITI	KRW	14,558,127,200	12,517,062	12,628,825	111,763
Korean Won, Expiring 09/21/16*	JPMC	KRW	21,837,190,800	18,775,615	18,943,241	167,626

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 09/21/16	CITI	MXN	131,122,400	$6,969,292	$7,114,962	$145,670
Mexican Peso, Expiring 09/21/16	JPMC	MXN	196,683,600	10,452,382	10,672,442	220,060
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	6,497,200	1,596,745	1,602,974	6,229
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	8,542,800	2,099,468	2,107,660	8,192
Norwegian Krone, Expiring 09/21/16	CITI	NOK	38,238,000	4,652,872	4,568,444	(84,428)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	57,357,000	6,979,317	6,852,665	(126,652)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	99,273,600	68,279,076	70,595,636	2,316,560
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	148,910,400	102,418,740	105,893,453	3,474,713
Philippine Peso, Expiring 09/21/16*	CITI	PHP	165,182,400	3,520,736	3,499,146	(21,590)
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	247,773,600	5,281,113	5,248,719	(32,394)
Poland Zloty, Expiring 09/21/16	CITI	PLN	31,277,200	8,090,297	7,913,367	(176,930)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	46,915,800	12,136,132	11,870,049	(266,083)
Swedish Krona, Expiring 09/21/16	CITI	SEK	57,824,400	7,141,602	6,858,392	(283,210)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	86,736,600	10,712,417	10,287,588	(424,829)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	5,187,200	3,823,760	3,847,422	23,662
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	7,780,800	5,735,447	5,771,134	35,687
Turkish Lira, Expiring 09/21/16	CITI	TRY	27,878,600	9,264,152	9,514,140	249,988
Turkish Lira, Expiring 09/21/16	JPMC	TRY	41,651,400	13,834,859	14,214,388	379,529
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	53,970,800	1,663,560	1,676,024	12,464
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	54,382,200	1,680,686	1,688,799	8,113
South African Rand, Expiring 09/21/16	CITI	ZAR	163,681,600	10,729,938	10,934,782	204,844
South African Rand, Expiring 09/21/16	JPMC	ZAR	245,522,400	16,092,252	16,402,179	309,927

				$1,175,100,264	$1,197,924,386	$22,824,122

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(101,346,800)	$(72,932,534)	$(75,366,134)	$(2,433,600)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(152,020,200)	(109,398,663)	(113,049,204)	(3,650,541)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(162,800)	(43,952)	(49,464)	(5,512)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(244,200)	$ (65,928)	$ (74,197)	$ (8,269)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(39,376,400)	(30,241,692)	(30,483,059)	(241,367)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(59,064,600)	(45,363,601)	(45,724,587)	(360,986)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(495,400)	(505,189)	(509,659)	(4,470)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(579,600)	(589,439)	(596,282)	(6,843)
Chilean Peso, Expiring 09/21/16*	CITI	CLP	(1,391,503,600)	(1,992,014)	(2,087,398)	(95,384)
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	(1,888,070,400)	(2,701,700)	(2,832,299)	(130,599)
Colombian Peso, Expiring 09/21/16*	CITI	COP	(511,323,000)	(161,159)	(172,142)	(10,983)
Colombian Peso, Expiring 09/21/16*	JPMC	COP	(473,691,000)	(149,709)	(159,472)	(9,763)
Euro, Expiring 09/21/16	CITI	EUR	(75,874,800)	(85,739,232)	(84,448,425)	1,290,807
Euro, Expiring 09/21/16	JPMC	EUR	(113,812,200)	(128,608,687)	(126,672,636)	1,936,051
British Pound, Expiring 09/21/16	CITI	GBP	(35,647,001)	(50,981,215)	(47,491,710)	3,489,505
British Pound, Expiring 09/21/16	JPMC	GBP	(53,274,001)	(76,194,006)	(70,975,776)	5,218,230
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(8,254,200)	(1,064,356)	(1,064,979)	(623)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(1,870,800)	(241,181)	(241,376)	(195)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(1,737,739,200)	(6,158,760)	(6,106,577)	52,183
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(2,606,608,800)	(9,239,355)	(9,159,866)	79,489
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	(15,196,714,200)	(1,094,492)	(1,134,055)	(39,563)
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	(19,621,585,800)	(1,406,227)	(1,464,260)	(58,033)
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(14,030,800)	(3,638,004)	(3,642,368)	(4,364)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(21,046,200)	(5,456,342)	(5,463,554)	(7,212)
Indian Rupee, Expiring 09/21/16*	CITI	INR	(249,986,000)	(3,642,591)	(3,652,945)	(10,354)
Indian Rupee, Expiring 09/21/16*	JPMC	INR	(235,662,000)	(3,429,717)	(3,443,633)	(13,916)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(6,204,735,200)	(59,853,731)	(60,249,997)	(396,266)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(9,307,102,800)	(89,780,483)	(90,374,993)	(594,510)
Korean Won, Expiring 09/21/16*	CITI	KRW	(30,082,037,200)	(25,417,006)	(26,095,445)	(678,439)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(45,123,055,799)	(38,125,460)	(39,143,166)	(1,017,706)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(309,770,800)	(16,534,834)	(16,808,780)	(273,946)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(464,656,200)	$ (24,802,720)	$ (25,213,167)	$ (410,447)
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	(13,113,200)	(3,178,974)	(3,235,258)	(56,284)
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	(19,246,800)	(4,667,119)	(4,748,525)	(81,406)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(109,550,000)	(13,125,385)	(13,088,368)	37,017
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(164,325,000)	(19,687,101)	(19,632,549)	54,552
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(31,723,200)	(21,399,597)	(22,559,064)	(1,159,467)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(47,584,800)	(32,099,355)	(33,838,595)	(1,739,240)
Philippine Peso, Expiring 09/21/16*	CITI	PHP	(104,888,200)	(2,239,418)	(2,221,903)	17,515
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	(147,310,800)	(3,144,140)	(3,120,563)	23,577
Poland Zloty, Expiring 09/21/16	CITI	PLN	(75,516,800)	(19,103,339)	(19,106,319)	(2,980)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(113,275,199)	(28,655,253)	(28,659,478)	(4,225)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(189,957,600)	(22,826,793)	(22,530,346)	296,447
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(284,936,400)	(34,240,084)	(33,795,518)	444,566
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(5,012,000)	(3,646,463)	(3,717,474)	(71,011)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(6,972,000)	(5,075,453)	(5,171,236)	(95,783)
Turkish Lira, Expiring 09/21/16	CITI	TRY	(2,873,200)	(943,886)	(980,538)	(36,652)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(4,309,800)	(1,415,827)	(1,470,807)	(54,980)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(129,275,600)	(3,969,165)	(4,014,558)	(45,393)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(181,472,400)	(5,569,072)	(5,635,490)	(66,418)
South African Rand, Expiring 09/21/16	CITI	ZAR	(163,334,800)	(10,246,510)	(10,911,616)	(665,106)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(245,002,200)	(15,371,168)	(16,367,425)	(996,257)

				(1,146,158,081)	(1,148,757,235)	(2,599,154)

				$28,942,183	$49,167,151	$20,224,968

*	Non-deliverable forward (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD- Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$760,349	$—	$760,349

BARC
Cash	—	9,964,650	9,964,650

CITI
Cash	(2,700,000)	—	(2,700,000)

GSCO
Cash	—	(2,679,523)	(2,679,523)

GSIN
Investment Companies	580,000	—	580,000

JPMC
Cash	(1,220,000)	—	(1,220,000)

JPMS
Cash	—	3,098,743	3,098,743

MSCL
Cash	—	(3,185,870)	(3,185,870)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(930,000)	$—	$(930,000)

DTBK
Investment Companies	190,121	—	190,121

GSCO
Cash	—	191,643	191,643

JPPC
Cash	—	2,634,409	2,634,409

MACQ
Investment Companies	4,190,100	—	4,190,100

MSCL
Cash	—	(6,259,265)	(6,259,265)
U.S. Treasury Bills	—	10,991,136	10,991,136

SOCG
Investment Companies	920,461	—	920,461

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 96.5%	SHARES	VALUE (Note 5)
COMMON STOCKS - 15.9%

Canada - 0.4%
Manitoba Telecom Services, Inc. (1)	438,923	$12,886,218
Waste Connections, Inc. (1)	24	1,729

		12,887,947

France - 0.0% (a)
Technip SA	17,442	944,048

Germany - 0.4%
KUKA AG	77,820	9,230,325
Wincor Nixdorf AG †	56,314	3,022,269

		12,252,594

Italy - 0.1%
Italcementi SpA †	419,903	4,921,946

Spain - 0.1%
Fomento de Construcciones y Contratas SA †	326,201	2,759,613

United States - 14.9%
AGL Resources, Inc. (1)	161,984	10,686,084
Alere, Inc. (1)†	451,897	18,835,066
American Capital Ltd. (1)†	193,803	3,067,901
Apollo Education Group, Inc. (1)†	615,475	5,613,132
Astoria Financial Corp. (1)	215,873	3,309,333
Axiall Corp. (1)	135,629	4,422,862
Carmike Cinemas, Inc. (1)†(m)	281,056	8,465,407
Celator Pharmaceuticals, Inc. (1)†	212,243	6,405,494
Charter Communications, Inc. (1)†	89	20,349
Columbia Pipeline Group, Inc. (1)	410,069	10,452,659
Cvent, Inc. (1)†	219,219	7,830,503
Demandware, Inc. (1)†	156,873	11,749,788
Diamond Resorts International, Inc. (1)†	212,660	6,371,294
DreamWorks Animation SKG, Inc., Class A (1)†	225,707	9,224,645
EI du Pont de Nemours & Co. (1)	321,685	20,845,188
EMC Corp. (1)	440,800	11,976,536
Empire District Electric Co. (The) (1)	332,351	11,289,963
Envision Healthcare Holdings, Inc. (1)†	128,600	3,262,582
Equinix, Inc. REIT (1)	1	388
ExamWorks Group, Inc. (1)†	110,196	3,840,331
Fairchild Semiconductor International, Inc. (1)†	211,711	4,202,463
FEI Co. (1)	86,757	9,272,588
First Niagara Financial Group, Inc. (1)	581,362	5,662,466
FirstMerit Corp. (1)	961,017	19,479,815
Global Payments, Inc. (1)	1	71
Hatteras Financial Corp. REIT (1)	587,785	9,639,674
Hawaiian Electric Industries, Inc. (1)	75,862	2,487,515
HeartWare International, Inc. (1)†	151,626	8,756,401
Herbalife Ltd. (1)†	3,839	224,697
Humana, Inc. (1)	21,694	3,902,317
IHS, Inc., Class A (1)†	26,209	3,030,023
inContact, Inc. †	503,968	6,979,957
Ingram Micro, Inc., Class A (1)	200,449	6,971,616

	SHARES	VALUE (Note 5)

United States - 14.9% (continued)
Interval Leisure Group, Inc. (1)	16,791	$266,977
ITC Holdings Corp. (1)	444,744	20,822,914
KLA-Tencor Corp. (1)	144,492	10,584,039
Krispy Kreme Doughnuts, Inc. (1)†	136,744	2,866,154
LDR Holding Corp. (1)†	86,637	3,201,237
Lexmark International, Inc., Class A (1)	163,328	6,165,632
LinkedIn Corp., Class A (1)†	43,835	8,295,774
Marketo, Inc. (1)†	170,134	5,924,066
Medivation, Inc. (1)†	59,718	3,600,995
Memorial Resource Development Corp. (1)†	152,639	2,423,907
Monsanto Co. (1)	29,300	3,029,913
NorthStar Asset Management Group, Inc. (1)	306,023	3,124,495
NorthStar Realty Finance Corp. REIT (1)	285,069	3,258,339
Parkway Properties, Inc. REIT (1)	215,944	3,612,743
Piedmont Natural Gas Co., Inc. (1)	118,838	7,144,541
PrivateBancorp, Inc. (1)	179,506	7,903,649
Qlik Technologies, Inc. (1)†	419,936	12,421,707
QLogic Corp. (1)†	444,195	6,547,434
Questar Corp. (1)	317,307	8,050,079
Quintiles Transnational Holdings, Inc. (1)†	189,992	12,410,277
Rite Aid Corp. (1)†	2,984,369	22,352,923
Rofin-Sinar Technologies, Inc. (1)†	289,234	9,238,134
Southwestern Energy Co. (1)†	23,111	290,736
St. Jude Medical, Inc. (1)	94,378	7,361,484
Starwood Hotels & Resorts Worldwide, Inc. (1)	261,356	19,327,276
Starz, Class A (1)†	102,305	3,060,966
Talen Energy Corp. (1)†	414,776	5,620,215
Talmer Bancorp, Inc., Class A (1)	107,809	2,066,699
TECO Energy, Inc. (1)	247,988	6,854,388
TiVo, Inc. (1)†	1,143,571	11,321,353
Tumi Holdings, Inc. (1)†	215,035	5,750,036
Tyco International plc (1)	679,547	28,948,702
Valspar Corp. (The) (1)	126,028	13,614,805
Virgin America, Inc. (1)†	79,092	4,445,761
Westar Energy, Inc. (1)	292,243	16,391,910
Western Digital Corp. (1)	21,963	1,037,971
Xura, Inc. (1)†	60,166	1,469,855

		529,087,194

TOTAL COMMON STOCKS (cost $557,246,060)		562,853,342

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 12.7%			SHARES	VALUE (Note 5)
Israel - 2.0%
Teva Pharmaceutical Industries Ltd., $1,000.00 par, 7.000% 12/15/18 (1)			85,700	$70,873,900

Netherlands - 0.6%
Fiat Chrysler Automobiles NV, Series FCAU, $100.00 par, 7.875% 12/15/16 (b)			36,930,000	22,111,838

United States - 10.1%
Allergan plc, Series A, $1,000.00 par, 5.500% 03/01/18 (1)			32,175	26,821,724
Anthem, Inc., $50.00 par, 5.250% 05/01/18 (1)			633,300	28,327,509
Black Hills Corp., $50.00 par, 7.750% 11/01/18 (1)(c)			134,716	9,446,286
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(d)			59,900	5,541,349
Crown Castle International Corp., Series A, $100.00 par, 4.500% 11/01/16 (c)			204,600	24,727,956
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)			652,475	39,213,747
Dynegy, Inc., $100.00 par, 7.000% 07/01/19 (1) †			58,650	6,317,778
Exelon Corp., $50.00 par, 6.500% 06/01/17 (1)			527,025	26,003,413
Frontier Communications Corp., Series A, $100.00 par, 11.125% 06/29/18 (1)			344,400	32,656,008
Mandatory Exchangeable Trust 144A, $100.00 par, 5.750% 06/01/19 †(e)			257,818	26,325,796
Post Holdings, Inc., Perpetual Preferred Stock, $100.00 par, 2.500% 12/31/49 (d)			44,502	6,964,563
Southwestern Energy Co., Series B, $50.00 par, 6.250% 01/15/18 (1)			379,300	11,416,930
T-Mobile US, Inc., $50.00 par, 5.500% 12/15/17 (1)			559,425	41,168,086
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17 (1)			596,175	44,045,409
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% 12/31/49 (1)(d)			221,875	15,043,125
Weyerhaeuser Co., Series A, $50.00 par, 6.375% 07/01/16 (1)			230,253	11,597,844
WPX Energy, Inc., Series A, $50.00 par, 6.250% 07/31/18 (1)(c)			65,450	3,021,826

				358,639,349

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $458,970,619)				451,625,087

CORPORATE BONDS – 0.0% (a)	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
United States - 0.0% (a)
Sabine Oil & Gas Corp. (b)
(cost $3,965,812)	7.250%	06/15/19	$3,950	79,000

CONVERTIBLE BONDS - 19.0%
Canada - 0.2%
Element Financial Corp. 144A (e)	4.250%	06/30/20	7,675	6,015,484
Element Financial Corp. 144A (c)(e)	5.125%	06/30/19	3,281	2,721,558

				8,737,042

Mexico - 0.5%
Cemex SAB de CV (c)	3.720%	03/15/20	7,050	6,569,719
Cemex SAB de CV	3.750%	03/15/18	9,400	9,646,750

				16,216,469

Monaco - 0.1%
Scorpio Tankers, Inc. 144A (c)(e)	2.375%	07/01/19	5,475	4,126,781

Netherlands - 0.2%
Wright Medical Group NV 144A (c)(e)	2.250%	11/15/21	5,625	5,786,719

Norway - 0.2%
Ship Finance International Ltd.	3.250%	02/01/18	5,500	5,799,063

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
United States - 17.8%
Acorda Therapeutics, Inc. (c)	1.750%	06/15/21	$4,100	$3,582,375
Allegheny Technologies, Inc.	4.750%	07/01/22	975	1,028,625
Allscripts Healthcare Solutions, Inc.	1.250%	07/01/20	5,575	5,575,000
Alpha Natural Resources, Inc. (b)	4.875%	12/15/20	200	500
Anthem, Inc.	2.750%	10/15/42	13,475	24,532,922
CalAtlantic Group, Inc. (c)	1.250%	08/01/32	4,325	4,649,375
Cheniere Energy, Inc. (c)	4.250%	03/15/45	10,500	5,932,500
Ciena Corp. (c)	4.000%	12/15/20	1,166	1,457,500
Ciena Corp. 144A (e)	3.750%	10/15/18	275	320,891
Colony Capital, Inc.	3.875%	01/15/21	3,150	2,984,625
Dycom Industries, Inc. 144A (c)(e)	0.750%	09/15/21	6,375	7,259,531
Emergent BioSolutions, Inc.	2.875%	01/15/21	4,525	5,121,734
Euronet Worldwide, Inc. (c)	1.500%	10/01/44	7,000	8,028,125
Exelixis, Inc. (c)	4.250%	08/15/19	1,875	2,778,516
General Cable Corp. (c)(f)	4.500%	11/15/29	1,595	914,134
Herbalife Ltd.	2.000%	08/15/19	13,625	13,463,203
Hologic, Inc., Series 2010 (f)	2.000%	12/15/37	1,650	2,478,094
Horizon Pharma Investment Ltd. (c)	2.500%	03/15/22	5,300	4,803,125
Huron Consulting Group, Inc. (c)	1.250%	10/01/19	2,050	2,082,031
Intel Corp.	2.950%	12/15/35	3,450	4,461,282
Intel Corp.	3.250%	08/01/39	30,250	49,175,156
Lennar Corp. (c)	3.250%	11/15/21	3,325	6,537,781
LinkedIn Corp. (c)	0.500%	11/01/19	14,000	13,816,250
Medicines Co. (The)	2.500%	01/15/22	7,875	9,277,734
Medidata Solutions, Inc. (c)	1.000%	08/01/18	1,525	1,652,719
Mentor Graphics Corp. (c)	4.000%	04/01/31	3,875	4,250,391
Meritor, Inc.	7.875%	03/01/26	1,600	1,796,000
MGIC Investment Corp. (c)	2.000%	04/01/20	13,700	15,207,000
Microchip Technology, Inc.	2.125%	12/15/37	17,525	36,879,172
Micron Technology, Inc., Series C (c)	2.375%	05/01/32	7,775	11,643,063
Micron Technology, Inc., Series F	2.125%	02/15/33	4,400	6,366,250
Molina Healthcare, Inc.	1.125%	01/15/20	18,775	25,404,922
Novellus Systems, Inc.	2.625%	05/15/41	13,650	33,920,250
NRG Yield, Inc. 144A (c)(e)	3.500%	02/01/19	6,450	6,260,531
NRG Yield, Inc. 144A (c)(e)	3.250%	06/01/20	4,575	4,209,000
NuVasive, Inc. 144A (c)(e)	2.250%	03/15/21	1,175	1,390,906
NVIDIA Corp.	1.000%	12/01/18	30,700	71,531,000
ON Semiconductor Corp., Series B (c)	2.625%	12/15/26	5,439	5,649,761
Palo Alto Networks, Inc.	0.000%	07/01/19	15,225	19,402,359
Pandora Media, Inc. 144A (c)(e)	1.750%	12/01/20	5,000	4,984,375
Priceline Group, Inc. (The) (c)	1.000%	03/15/18	16,500	22,904,063
Prospect Capital Corp. (c)	4.750%	04/15/20	1,100	1,040,188
SEACOR Holdings, Inc.	2.500%	12/15/27	2,375	2,321,563
SL Green Operating Partnership LP 144A (c)(e)	3.000%	10/15/17	8,275	11,233,313
Spirit Realty Capital, Inc.	3.750%	05/15/21	2,525	2,823,265
Spirit Realty Capital, Inc.	2.875%	05/15/19	4,025	4,341,969
Starwood Property Trust, Inc. (c)	4.550%	03/01/18	5,925	6,173,110
Starwood Property Trust, Inc. (c)	3.750%	10/15/17	1,650	1,663,406
Starwood Property Trust, Inc.	4.000%	01/15/19	4,350	4,581,094
SunEdison, Inc. (b)(c)	2.000%	10/01/18	5,950	297,500
SunEdison, Inc. (b)(c)	2.750%	01/01/21	4,925	246,250
SunEdison, Inc. 144A (b)(e)	0.250%	01/15/20	8,325	416,250
SunPower Corp. (c)	0.750%	06/01/18	2,825	2,681,984
SunPower Corp. 144A (e)	4.000%	01/15/23	6,975	6,138,000
Take-Two Interactive Software, Inc.	1.750%	12/01/16	2,450	4,858,656
Tesla Motors, Inc. (m)	1.500%	06/01/18	10,725	18,131,953

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
United States - 17.8% (continued)
Trinity Industries, Inc. (c)	3.875%	06/01/36	$6,300	$6,811,875
TTM Technologies, Inc.	1.750%	12/15/20	4,725	4,683,656
Vector Group Ltd. (g)	1.750%	04/15/20	1,900	2,106,625
VeriSign, Inc.	4.345%	08/15/37	22,869	57,558,414
Vishay Intertechnology, Inc. (c)	2.250%	11/15/40	5,325	5,318,344
Weatherford International Ltd. (c)	5.875%	07/01/21	14,794	16,079,229
WebMD Health Corp.	2.500%	01/31/18	4,775	5,246,531
WebMD Health Corp. (c)	1.500%	12/01/20	1,675	2,126,203
Whiting Petroleum Corp., Series 1	1.250%	06/05/20	4,950	4,417,875
Workday, Inc.	0.750%	07/15/18	5,975	6,632,250
Wright Medical Group, Inc. (c)	2.000%	02/15/20	4,175	3,814,906

				635,457,180

TOTAL CONVERTIBLE BONDS (cost $641,032,035)				676,123,254

SHORT-TERM INVESTMENTS - 48.9%	SHARES	VALUE (Note 5)
Investment Companies - 44.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(h)	1,562,182	$1,562,182
Dreyfus Treasury Cash Management, Class I, 0.240% ^(h)	6,248,730	6,248,730
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(h)(i)	865,600,590	865,600,590
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(h)(i)	695,479,807	695,479,807
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(i)	7,810,975	7,810,975

Total Investment Companies (cost $1,576,702,284)		1,576,702,284

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bill, 0.351%, 10/20/2016 ^(j)(k)	$4,430	4,426,793
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(j)	31,209	31,178,384
U.S. Treasury Bill, 0.384%, 10/06/2016 ^(j)(k)	9,982	9,975,112
U.S. Treasury Bill, 0.396%, 11/03/2016 ^(j)(k)	1,712	1,710,560
U.S. Treasury Bill, 0.400%, 12/15/2016 ^(j)(k)	2,147	2,144,256
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(j)	12,298	12,294,237
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(j)	25,758	25,754,600
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(j)	5,402	5,400,747

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 4.5% (continued)
U.S. Treasury Bill, 0.431%, 12/08/2016 ^(j)(k)	$4,662	$4,656,065
U.S. Treasury Bill, 0.456%, 08/25/2016 ^(j)	12,512	12,507,233
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(j)(k)	16,427	16,423,665
U.S. Treasury Bill, 0.471%, 07/14/2016 ^(j)	7,548	7,547,160
U.S. Treasury Bill, 0.480%, 11/25/2016 ^(j)(k)	9,946	9,935,497
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(j)	3,328	3,327,967
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(j)	11,698	11,692,970

Total U.S. Treasury Obligations (cost $158,916,445)		158,975,246

TOTAL SHORT-TERM INVESTMENTS (cost $1,735,618,729)		1,735,677,530

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $3,396,833,255)		$3,426,358,213

SECURITIES SOLD SHORT - (27.4)%	SHARES
COMMON STOCKS - (27.4)%

Canada - (0.7)%
BCE, Inc. (1)	(158,860)	(7,517,861)
Canadian Imperial Bank of Commerce (1)	(65,628)	(4,929,402)
Element Financial Corp. (1)	(198,633)	(2,106,329)
Fortis, Inc. (1)	(334,314)	(11,300,354)

		(25,853,946)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
China - (0.4)%
Alibaba Group Holding Ltd. ADR (1)†	(188,269)	$(14,973,034)

Ireland - 0.0% (a)
Shire plc ADR (1)	(2)	(368)

Israel - (1.5)%
Teva Pharmaceutical Industries Ltd. ADR (1)	(1,066,986)	(53,594,706)

Italy - 0.0% (a)
Ferrari NV (1)	(1)	(20)

Mexico - (0.2)%
Cemex SAB de CV ADR (1)†	(767,364)	(4,734,636)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(159,584)	(670,253)

Netherlands - (0.1)%
Wright Medical Group NV (1)†	(257,615)	(4,474,773)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(212,564)	(3,133,193)

Switzerland - (0.2)%
Weatherford International plc (1)†	(1,478,431)	(8,205,292)

United Kingdom - (0.6)%
Fiat Chrysler Automobiles NV (1)	(2,591,487)	(15,859,900)
Markit Ltd. (1)†	(93,215)	(3,038,809)

		(18,898,709)

United States - (23.6)%
Abbott Laboratories (1)	(82,185)	(3,230,692)
Acorda Therapeutics, Inc. (1)†	(46,242)	(1,179,402)
Aetna, Inc. (1)	(18,169)	(2,218,980)
Allegheny Technologies, Inc. (1)	(49,256)	(628,014)
Allergan plc (1)†	(89,374)	(20,653,438)
Allscripts Healthcare Solutions, Inc. (1)†	(175,172)	(2,224,684)
Amsurg Corp. (1)†	(42,953)	(3,330,575)
Annaly Capital Management, Inc. REIT (1)	(600,553)	(6,648,122)
Anthem, Inc. (1)	(296,393)	(38,928,257)
Ares Capital Corp. (1)	(93,507)	(1,327,799)
Black Hills Corp. (1)	(122,161)	(7,701,029)
Brocade Communications Systems, Inc. (1)	(2)	(18)
Bunge Ltd. (1)	(38,981)	(2,305,726)
CalAtlantic Group, Inc. (1)	(51,388)	(1,886,453)
Cavium, Inc. (1)†	(43,529)	(1,680,219)
Centene Corp. (1)†	(1)	(71)
Chemical Financial Corp. (1)	(50,968)	(1,900,597)
Cheniere Energy, Inc. (1)†	(41,354)	(1,552,843)
Ciena Corp. (1)†	(39,042)	(732,037)
Colony Capital, Inc., Class A REIT (1)	(448,450)	(6,883,707)
Cousins Properties, Inc. REIT (1)	(351,975)	(3,660,540)
Crown Castle International Corp. REIT (1)	(220,641)	(22,379,617)

	SHARES	VALUE (Note 5)
United States - (23.6)% (continued)
Diebold, Inc. (1)	(24,440)	$(606,845)
Dominion Resources, Inc. (1)	(506,415)	(39,464,921)
Dow Chemical Co. (The) (1)	(412,367)	(20,498,764)
Dycom Industries, Inc. (1)†	(49,348)	(4,429,476)
Emergent BioSolutions, Inc. (1)†	(94,326)	(2,652,447)
Euronet Worldwide, Inc. (1)†	(62,063)	(4,294,139)
Exelixis, Inc. (1)†	(303,529)	(2,370,561)
Exelon Corp. (1)	(439,801)	(15,991,164)
FMC Technologies, Inc. (1)†	(34,884)	(930,356)
Frontier Communications Corp. (1)	(4,890,480)	(24,158,971)
General Cable Corp. (1)	(39,436)	(501,232)
Great Plains Energy, Inc. (1)	(62,439)	(1,898,146)
Hologic, Inc. (1)†	(69,496)	(2,404,562)
Horizon Pharma plc (1)†	(132,246)	(2,178,092)
Huntington Bancshares, Inc. (1)	(1,652,165)	(14,770,355)
Huron Consulting Group, Inc. (1)†	(13,600)	(821,712)
IMS Health Holdings, Inc. (1)†	(494,610)	(12,543,310)
Intel Corp. (1)	(1,170,587)	(38,395,254)
Johnson Controls, Inc. (1)	(783,853)	(34,693,334)
KeyCorp. (1)	(395,325)	(4,368,341)
Lam Research Corp. (1)	(452,296)	(38,020,002)
Lennar Corp., Class A (1)	(141,497)	(6,523,012)
Lions Gate Entertainment Corp., Class R (1)	(69,404)	(1,404,043)
Marriott International, Inc., Class A (1)	(209,085)	(13,895,789)
Medicines Co. (The) (1)†	(183,542)	(6,172,517)
Medidata Solutions, Inc. (1)†	(13,137)	(615,731)
Mentor Graphics Corp. (1)	(140,446)	(2,985,882)
Meritor, Inc. (1)†	(85,333)	(614,398)
MGIC Investment Corp. (1)†	(995,110)	(5,920,904)
Microchip Technology, Inc. (1)	(697,242)	(35,392,004)
Micron Technology, Inc. (1)†	(1,018,663)	(14,016,803)
Molina Healthcare, Inc. (1)†	(377,616)	(18,843,038)
New York Community Bancorp, Inc. (1)	(215,831)	(3,235,307)
NextEra Energy, Inc. (1)	(18,302)	(2,386,581)
NRG Yield, Inc., Class A (1)	(101,149)	(1,539,488)
NRG Yield, Inc., Class C (1)	(59,891)	(933,701)
NuVasive, Inc. (1)†	(14,534)	(867,970)
NVIDIA Corp. (1)	(1,467,169)	(68,971,615)
ON Semiconductor Corp. (1)†	(160,580)	(1,416,316)
Palo Alto Networks, Inc. (1)†	(104,926)	(12,868,125)
Pandora Media, Inc. (1)†	(217,735)	(2,710,801)
Post Holdings, Inc. (1)†	(77,293)	(6,391,358)
Priceline Group, Inc. (The) (1)†	(14,323)	(17,880,976)
Prospect Capital Corp. (1)	(8,430)	(65,923)
Range Resources Corp. (1)	(57,239)	(2,469,290)
Rovi Corp. (1)†	(192,435)	(3,009,683)
SEACOR Holdings, Inc. (1)†	(8,266)	(479,015)
SL Green Realty Corp. REIT (1)	(87,829)	(9,351,154)
Southwestern Energy Co. (1)†	(725,616)	(9,128,249)
Spirit Realty Capital, Inc. REIT (1)	(230,475)	(2,943,166)
Starwood Property Trust, Inc. REIT (1)	(247,062)	(5,119,125)
SunPower Corp. (1)†	(210,896)	(3,266,779)
Take-Two Interactive Software, Inc. (1)†	(128,318)	(4,865,819)
Tesla Motors, Inc. (1)†	(2,688)	(570,609)
T-Mobile US, Inc. (1)†	(843,991)	(36,519,491)
Trinity Industries, Inc. (1)	(111,984)	(2,079,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United States - (23.6)% (continued)
TTM Technologies, Inc. (1)†	(344,156)	$(2,591,495)
Tyson Foods, Inc., Class A (1)	(579,392)	(38,697,592)
Vector Group Ltd. (1)	(26,221)	(587,875)
VeriSign, Inc. (1)†	(665,415)	(57,531,781)
Vishay Intertechnology, Inc. (1)	(349,585)	(4,331,358)
WebMD Health Corp. (1)†	(64,794)	(3,765,179)
Welltower, Inc. REIT (1)	(120,701)	(9,193,795)
Weyerhaeuser Co. REIT (1)	(390,169)	(11,615,331)
Whiting Petroleum Corp. (1)†	(115,281)	(1,067,502)
Workday, Inc., Class A (1)†	(42,001)	(3,136,215)
WPX Energy, Inc. (1)†	(268,928)	(2,503,720)

		(837,520,852)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $972,914,850)		(972,059,782)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $972,914,850)		(972,059,782)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 69.1% (cost $2,423,918,405)		2,454,298,431

OTHER ASSETS IN EXCESS OF LIABILITIES - 30.9% (l)		1,097,960,600

NET ASSETS - 100.0%		$3,552,259,031

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$42,587,108	1.2%
Consumer Staples	46,716,218	1.3
Energy	37,166,903	1.0
Financials	78,146,910	2.2
Health Care	115,314,814	3.2
Industrials	58,833,364	1.7
Information Technology	183,540,219	5.2
Materials	38,218,394	1.1
Telecommunication Services	18,513,989	0.5
Utilities	99,582,982	2.8
Investment Companies	1,576,702,284	44.4
U.S. Treasury Obligations	158,975,246	4.5

Total Investments In Securities, At Value	2,454,298,431	69.1
Other Assets in Excess of Liabilities (l)	1,097,960,600	30.9

Net Assets	$3,552,259,031	100.0%

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Defaulted security.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $227,520,118. In addition, $973,641,248 of cash collateral was pledged.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)	Represents a step bond. The rate shown reflects the rate as of close of the reporting period.
(g)	Indicates a variable rate security. The interest rate shown represents the rate as of the close of the reporting period.
(h)	Represents annualized seven-day yield as of the close of the reporting period.
(i)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(j)	The rate shown is the effective yield at the date of purchase.
(k)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(m)	All or a portion of this security has been segregated for covered call option written.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of June 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	Markit CDX North America High Yield Index Series 26	5.000%	USD	4.288%	5,400,000	$(129,821)	06/20/2021	$(41,765)

Open written options contracts outstanding at June 30, 2016:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
356	Anacor Pharmaceuticals, Inc. (Exercise price $100)	JPMS	08/19/2016	$(5,556)	$(1,780)	$3,776
282	Carmike Cinemas, Inc. (Exercise price $30) (1)	JPMS	09/16/2016	(37,776)	(36,660)	1,116
861	Tesla Motors, Inc. (Exercise price $125) (1)	JPMS	01/19/2018	(4,387,152)	(7,749,000)	(3,361,848)

				$(4,430,484)	$(7,787,440)	$(3,356,956)

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	BIST 30 August Futures	08/2016	TRY	8,692,082	$(7,766)
MSCS	Bovespa Index August Futures	08/2016	BRL	(86,013,589)	(753,774)
MACQ	Cocoa September Futures^	08/2016	USD	(60,820)	1,282
MACQ	Cocoa September Futures^	08/2016	USD	60,820	(1,560)
CITI	Corn September Futures^	08/2016	USD	(1,046,493)	14,884
CITI	Corn September Futures^	08/2016	USD	17,848,296	(2,698,321)
SOCG	Corn September Futures^	08/2016	USD	43,436	(6,886)
SOCG	Corn September Futures^	08/2016	USD	(43,436)	376
MACQ	Corn September Futures^	08/2016	USD	(3,012,855)	41,318
MACQ	Corn September Futures^	08/2016	USD	3,012,855	(472,630)
MLIN	Corn September Futures^	09/2016	USD	9,399,263	(1,449,638)
MLIN	Corn September Futures^	09/2016	USD	(9,399,262)	734,212
SOCG	Cotton No. 2 December Futures^	11/2016	USD	590,969	(13,439)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	1,378,697	(31,127)
MSCS	H-SHARES Index July Futures	07/2016	HKD	35,337,720	224,715
MSCS	KOSPI Index 200 September Futures	09/2016	KRW	86,743,262,077	(1,235,546)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MLIN	Lean Hogs July Futures^	07/2016	USD	(333,430)	$ (15,500)
MLIN	Lean Hogs July Futures^	07/2016	USD	333,430	(2,030)
SOCG	Lean Hogs August Futures^	08/2016	USD	2,878,059	(179,949)
MLIN	Lean Hogs August Futures^	08/2016	USD	2,578,320	(146,690)
SOCG	Live Cattle August Futures^	08/2016	USD	(4,750,778)	157,778
MACQ	Live Cattle August Futures^	08/2016	USD	(15,145,788)	540,048
MLIN	Live Cattle August Futures^	08/2016	USD	(855,150)	28,410
MSCS	MSCI Singapore Index July Futures	07/2016	SGD	(495,776)	(8,837)
MSCS	MSCI Taiwan Stock Index July Futures	07/2016	USD	(891,030)	(29,720)
GSIN	NSE Nifty 50 Index July Futures	07/2016	INR	(1,028,815,825)	(290,503)
MSCS	SGX FTSE China A50 Index July Futures	07/2016	USD	(1,599,452)	(25,908)
MSCS	SGX S&P CNX Nifty Index July Futures	07/2016	USD	(14,053,987)	(366,428)
CITI	Soybean November Futures^	10/2016	USD	38,058,283	287,280
CITI	Soybean November Futures^	10/2016	USD	(13,636,162)	(4,833)
SOCG	Soybean November Futures^	10/2016	USD	11,307,137	52,375
MACQ	Soybean November Futures^	10/2016	USD	38,969,492	183,346
CITI	Soybean Meal December Futures^	11/2016	USD	943,320	19,080
MACQ	Soybean Meal December Futures^	11/2016	USD	6,940,052	(42,852)
MLIN	Soybean Meal December Futures^	11/2016	USD	3,456,160	(7,560)
MACQ	Soybean Oil December Futures^	11/2016	USD	(821,605)	(5,801)
MSCS	Swiss Market Index September Futures	09/2016	CHF	(156,453,179)	(7,063,411)
MSCS	Taiwan Stock Exchange July Futures	07/2016	TWD	(119,823,379)	(88,300)
BANA	Tel Aviv 25 Index July Futures	07/2016	ILS	(16,194,357)	101,914
CITI	Wheat September Futures^	08/2016	USD	(5,181,619)	(525,626)
CITI	Wheat September Futures^	08/2016	USD	3,328,820	477,620
GSIN	WIG20 Index September Futures	09/2016	PLN	25,623,642	23,054

					$(12,586,943)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
249	GSCO	Brent Crude Futures^	07/2016	$12,169,560	$12,377,790	$208,230
161	GSCO	Cocoa Futures^	09/2016	4,926,649	5,038,928	112,279
9	MSCL	Cocoa Futures^	09/2016	269,541	266,670	(2,871)
118	MSCL	Coffee ‘C’ Futures^	09/2016	6,196,027	6,445,013	248,986
56	MSCL	Cotton No. 2 Futures^	12/2016	1,834,443	1,796,760	(37,683)
13	GSCO	Gas Oil Futures^	08/2016	584,374	580,125	(4,249)
984	MSCL	Gold 100 OZ Futures^	08/2016	126,431,958	129,947,040	3,515,082
4	MSCL	Lean Hogs Futures^	08/2016	138,614	133,240	(5,374)
4	JPPC	LME Aluminum Futures^	07/2016	152,884	164,300	11,416
14	JPPC	LME Aluminum Futures^	07/2016	528,080	575,113	47,033
2	JPPC	LME Aluminum Futures^	07/2016	75,285	82,168	6,883
16	JPPC	LME Aluminum Futures^	07/2016	624,731	657,860	33,129
18	JPPC	LME Aluminum Futures^	07/2016	698,312	740,173	41,861
10	JPPC	LME Aluminum Futures^	07/2016	389,682	411,345	21,663
9	JPPC	LME Aluminum Futures^	07/2016	354,129	370,253	16,124
10	JPPC	LME Aluminum Futures^	07/2016	400,972	411,438	10,466
13	JPPC	LME Aluminum Futures^	07/2016	530,930	534,544	3,614

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
18	JPPC	LME Aluminum Futures^	07/2016	$ 740,998	$ 740,025	$ (973)
14	JPPC	LME Aluminum Futures^	07/2016	576,819	575,715	(1,104)
2	JPPC	LME Aluminum Futures^	07/2016	82,541	82,265	(276)
2	JPPC	LME Aluminum Futures^	08/2016	81,739	82,312	573
37	JPPC	LME Aluminum Futures^	08/2016	1,433,525	1,523,780	90,255
19	JPPC	LME Aluminum Futures^	08/2016	732,183	782,738	50,555
19	JPPC	LME Aluminum Futures^	08/2016	737,840	782,800	44,960
19	JPPC	LME Aluminum Futures^	08/2016	730,131	782,444	52,313
35	JPPC	LME Aluminum Futures^	08/2016	1,365,345	1,440,688	75,343
18	JPPC	LME Aluminum Futures^	08/2016	694,574	741,375	46,801
18	JPPC	LME Aluminum Futures^	08/2016	697,544	741,487	43,943
18	JPPC	LME Aluminum Futures^	08/2016	698,444	741,600	43,156
28	JPPC	LME Aluminum Futures^	08/2016	1,090,274	1,153,775	63,501
19	JPPC	LME Aluminum Futures^	09/2016	738,315	783,631	45,316
17	JPPC	LME Aluminum Futures^	09/2016	668,142	701,250	33,108
5	JPPC	LME Aluminum Futures^	09/2016	194,344	206,406	12,062
11	JPPC	LME Aluminum Futures^	09/2016	440,324	454,163	13,839
33	JPPC	LME Aluminum Futures^	09/2016	1,310,991	1,362,694	51,703
17	JPPC	LME Aluminum Futures^	09/2016	674,795	702,117	27,322
17	JPPC	LME Aluminum Futures^	09/2016	682,782	702,147	19,365
18	JPPC	LME Aluminum Futures^	09/2016	730,274	743,481	13,207
35	JPPC	LME Aluminum Futures^	09/2016	1,409,185	1,445,719	36,534
247	JPPC	LME Aluminum Futures^	09/2016	9,953,823	10,196,469	242,646
18	JPPC	LME Aluminum Futures^	09/2016	730,693	743,512	12,819
17	JPPC	LME Aluminum Futures^	09/2016	694,806	701,462	6,656
17	JPPC	LME Aluminum Futures^	09/2016	682,977	701,016	18,039
16	JPPC	LME Aluminum Futures^	09/2016	646,667	659,720	13,053
14	JPPC	LME Aluminum Futures^	09/2016	569,315	577,202	7,887
12	JPPC	LME Aluminum Futures^	09/2016	491,940	494,700	2,760
4	JPPC	LME Copper Futures^	07/2016	477,510	484,000	6,490
3	JPPC	LME Copper Futures^	07/2016	356,782	363,025	6,243
1	JPPC	LME Copper Futures^	07/2016	117,202	121,017	3,815
4	JPPC	LME Copper Futures^	07/2016	463,910	484,103	20,193
5	JPPC	LME Copper Futures^	07/2016	580,015	605,258	25,243
9	JPPC	LME Copper Futures^	07/2016	1,055,722	1,089,542	33,820
1	JPPC	LME Copper Futures^	07/2016	120,459	121,069	610
54	JPPC	LME Copper Futures^	07/2016	6,472,212	6,537,173	64,961
26	JPPC	LME Copper Futures^	07/2016	3,119,128	3,147,398	28,270
25	JPPC	LME Copper Futures^	07/2016	3,028,156	3,026,218	(1,938)
7	JPPC	LME Copper Futures^	07/2016	875,757	847,350	(28,407)
7	JPPC	LME Copper Futures^	07/2016	879,183	847,394	(31,789)
5	JPPC	LME Copper Futures^	07/2016	624,828	605,375	(19,453)
2	JPPC	LME Copper Futures^	07/2016	247,278	242,162	(5,116)
1	JPPC	LME Copper Futures^	07/2016	123,050	121,088	(1,962)
2	JPPC	LME Copper Futures^	07/2016	244,555	242,188	(2,367)
24	JPPC	LME Copper Futures^	08/2016	2,927,459	2,907,360	(20,099)
16	JPPC	LME Copper Futures^	08/2016	1,892,039	1,939,080	47,041
32	JPPC	LME Copper Futures^	08/2016	3,744,710	3,878,400	133,690
13	JPPC	LME Copper Futures^	08/2016	1,505,432	1,575,382	69,950
3	JPPC	LME Copper Futures^	08/2016	348,014	363,525	15,511
4	JPPC	LME Copper Futures^	08/2016	458,710	484,683	25,973
13	JPPC	LME Copper Futures^	08/2016	1,500,182	1,575,168	74,986
9	JPPC	LME Copper Futures^	08/2016	1,025,572	1,090,424	64,852
10	JPPC	LME Copper Futures^	08/2016	1,150,422	1,211,543	61,121
5	JPPC	LME Copper Futures^	08/2016	578,762	605,750	26,988
8	JPPC	LME Copper Futures^	08/2016	938,268	969,218	30,950

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
21	JPPC	LME Copper Futures^	09/2016	$ 2,417,676	$ 2,544,470	$ 126,794
35	JPPC	LME Copper Futures^	09/2016	4,060,786	4,240,854	180,068
60	JPPC	LME Copper Futures^	09/2016	6,913,647	7,270,695	357,048
31	JPPC	LME Copper Futures^	09/2016	3,560,426	3,756,588	196,162
37	JPPC	LME Copper Futures^	09/2016	4,180,402	4,483,753	303,351
27	JPPC	LME Copper Futures^	09/2016	3,066,929	3,272,218	205,289
9	JPPC	LME Copper Futures^	09/2016	1,024,682	1,090,778	66,096
241	JPPC	LME Copper Futures^	09/2016	28,049,764	29,209,200	1,159,436
9	JPPC	LME Copper Futures^	09/2016	1,061,732	1,090,237	28,505
19	JPPC	LME Copper Futures^	09/2016	2,237,507	2,301,494	63,987
16	JPPC	LME Copper Futures^	09/2016	1,924,748	1,938,032	13,284
6	JPPC	LME Copper Futures^	09/2016	724,651	726,750	2,099
1	JPPC	LME Nickel Futures^	07/2016	55,526	56,460	934
4	JPPC	LME Nickel Futures^	07/2016	224,423	225,854	1,431
3	JPPC	LME Nickel Futures^	07/2016	165,037	169,400	4,363
1	JPPC	LME Nickel Futures^	07/2016	54,544	56,477	1,933
6	JPPC	LME Nickel Futures^	08/2016	344,691	339,048	(5,643)
2	JPPC	LME Nickel Futures^	08/2016	113,505	113,023	(482)
7	JPPC	LME Nickel Futures^	08/2016	389,192	395,604	6,412
3	JPPC	LME Nickel Futures^	08/2016	155,509	169,657	14,148
2	JPPC	LME Nickel Futures^	08/2016	104,142	113,112	8,970
2	JPPC	LME Nickel Futures^	08/2016	103,445	113,118	9,673
8	JPPC	LME Nickel Futures^	08/2016	411,262	452,492	41,230
4	JPPC	LME Nickel Futures^	08/2016	200,410	226,290	25,880
5	JPPC	LME Nickel Futures^	08/2016	251,115	282,876	31,761
3	JPPC	LME Nickel Futures^	08/2016	150,912	169,734	18,822
10	JPPC	LME Nickel Futures^	08/2016	506,079	565,806	59,727
3	JPPC	LME Nickel Futures^	09/2016	151,207	169,791	18,584
9	JPPC	LME Nickel Futures^	09/2016	457,080	509,399	52,319
4	JPPC	LME Nickel Futures^	09/2016	208,810	226,444	17,634
4	JPPC	LME Nickel Futures^	09/2016	207,130	226,455	19,325
2	JPPC	LME Nickel Futures^	09/2016	104,645	113,233	8,588
8	JPPC	LME Nickel Futures^	09/2016	427,207	453,106	25,899
33	JPPC	LME Nickel Futures^	09/2016	1,812,087	1,869,516	57,429
5	JPPC	LME Nickel Futures^	09/2016	276,518	283,247	6,729
2	JPPC	LME Nickel Futures^	09/2016	111,064	113,308	2,244
4	JPPC	LME Nickel Futures^	09/2016	216,530	226,656	10,126
4	JPPC	LME Nickel Futures^	09/2016	221,298	226,664	5,366
3	JPPC	LME Nickel Futures^	09/2016	168,199	170,004	1,805
3	JPPC	LME Nickel Futures^	09/2016	706,389	708,375	1,986
1	JPPC	LME Zinc Futures^	07/2016	46,890	52,535	5,645
2	JPPC	LME Zinc Futures^	07/2016	94,659	105,063	10,404
1	JPPC	LME Zinc Futures^	07/2016	47,251	52,533	5,282
1	JPPC	LME Zinc Futures^	07/2016	48,508	52,533	4,025
5	JPPC	LME Zinc Futures^	08/2016	227,750	263,125	35,375
7	JPPC	LME Zinc Futures^	08/2016	321,125	368,395	47,270
15	JPPC	LME Zinc Futures^	08/2016	703,354	789,454	86,100
22	JPPC	LME Zinc Futures^	09/2016	1,097,077	1,158,278	61,201
10	JPPC	LME Zinc Futures^	09/2016	505,804	526,597	20,793
1	JPPC	LME Zinc Futures^	09/2016	51,190	52,665	1,475
4	JPPC	LME Zinc Futures^	09/2016	206,756	210,671	3,915
4	JPPC	LME Zinc Futures^	09/2016	207,096	210,714	3,618
2	JPPC	LME Zinc Futures^	09/2016	101,641	105,363	3,722
3	JPPC	LME Zinc Futures^	09/2016	153,452	158,029	4,577
6	JPPC	LME Zinc Futures^	09/2016	299,966	316,028	16,062
67	JPPC	LME Zinc Futures^	09/2016	3,382,316	3,527,969	145,653

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	JPPC	LME Zinc Futures^	09/2016	$ 150,077	$ 157,984	$ 7,907
2	JPPC	LME Zinc Futures^	09/2016	102,456	105,238	2,782
7	JPPC	LME Zinc Futures^	09/2016	350,869	368,268	17,399
3	JPPC	LME Zinc Futures^	09/2016	153,981	157,832	3,851
662	MSCL	Silver Futures^	09/2016	57,735,061	61,642,130	3,907,069
108	MSCL	Soybean Futures^	11/2016	5,960,543	6,227,550	267,007
762	MSCL	Sugar #11 (World Markets) Futures^	09/2016	16,786,345	17,350,435	564,090
233	BARC	Amsterdam Index Futures	07/2016	21,495,394	22,511,256	1,015,862
565	JPMS	BIST 30 Futures	08/2016	1,890,963	1,881,697	(9,266)
10	BARC	DAX Index Futures	09/2016	2,624,682	2,682,405	57,723
1,274	BARC	Euro Stoxx 50 Index Futures	09/2016	39,213,863	40,364,604	1,150,741
109	BARC	FTSE 100 Index Futures	09/2016	9,163,863	9,319,449	155,586
22	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2016	444,995	451,159	6,164
98	BARC	IBEX 35 Index Futures	07/2016	8,728,477	8,838,886	110,409
50	BARC	KOSPI Index 200 Futures	09/2016	5,412,205	5,301,254	(110,951)
84	JPMS	KOSPI Index 200 Futures	09/2016	8,802,670	8,906,108	103,438
33	BARC	S&P MID 400 E-Mini Futures	09/2016	4,873,729	4,926,900	53,171
46	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	5,764,201	5,798,646	34,445
103	BARC	SET50 Index Futures	09/2016	521,325	529,187	7,862
880	BARC	SPI 200 Index Futures	09/2016	84,089,852	84,925,732	835,880
277	BARC	TOPIX Index Futures	09/2016	35,176,899	33,409,528	(1,767,371)
394	JPMS	3-Month Euro Euribor Futures	09/2016	109,613,945	109,654,702	40,757
2,606	JPMS	3-Month Euro Euribor Futures	12/2016	725,234,224	725,496,476	262,252
2,594	JPMS	3-Month Euro Euribor Futures	03/2017	721,919,682	722,227,708	308,026
1,999	JPMS	3-Month Euro Euribor Futures	06/2017	556,418,047	556,649,569	231,522
510	JPMS	3-Month Euro Euribor Futures	09/2017	141,945,686	142,030,798	85,112
598	JPMS	3-Month Euro Euribor Futures	12/2017	166,412,690	166,546,368	133,678
662	JPMS	3-Month Euro Euribor Futures	03/2018	184,204,020	184,361,545	157,525
411	JPMS	3-Month Euro Euribor Futures	06/2018	114,358,975	114,454,412	95,437
370	JPMS	90-Day EURODollar Futures	09/2017	91,601,099	91,787,750	186,651
349	JPMS	90-Day EURODollar Futures	12/2017	86,348,336	86,530,187	181,851
333	JPMS	90-Day EURODollar Futures	03/2018	82,345,416	82,529,887	184,471
322	JPMS	90-Day EURODollar Futures	06/2018	79,581,380	79,767,450	186,070
749	JPMS	90-Day Sterling Futures	12/2016	123,959,545	124,214,507	254,962
830	JPMS	90-Day Sterling Futures	03/2017	137,237,556	137,661,411	423,855
780	JPMS	90-Day Sterling Futures	06/2017	128,978,767	129,368,555	389,788
316	JPMS	90-Day Sterling Futures	09/2017	52,218,449	52,416,109	197,660
282	JPMS	90-Day Sterling Futures	12/2017	46,572,796	46,771,708	198,912
258	JPMS	90-Day Sterling Futures	03/2018	42,596,006	42,786,839	190,833
238	JPMS	90-Day Sterling Futures	06/2018	39,317,719	39,462,114	144,395
919	JPMS	Australia 3-Year Bond Futures	09/2016	77,434,808	77,575,268	140,460
134	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	09/2016	23,680,363	24,974,250	1,293,887
237	GSCO	Euro - OAT Futures	09/2016	41,218,613	42,289,498	1,070,885
1,308	GSCO	Euro - SCHATZ Futures	09/2016	162,378,763	162,668,285	289,522
963	GSCO	Euro - Bobl Futures	09/2016	141,493,026	142,776,882	1,283,856
97	GSCO	Euro - BTP Italian Government Bond Futures	09/2016	15,155,635	15,351,361	195,726
1,452	GSCO	Euro - Bund Futures	09/2016	264,135,137	269,289,979	5,154,842
23	GSCO	Euro - Buxl 30-Year Bond Futures	09/2016	4,553,262	5,006,837	453,575
902	GSCO	Long Gilt Futures	09/2016	148,141,292	154,289,181	6,147,889
838	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	111,177,297	111,440,906	263,609

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
120	MSCL	U.S. Treasury 2-Year Note Futures	09/2016	$ 26,298,399	$ 26,319,375	$ 20,976
767	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	92,416,059	93,699,836	1,283,777
176	MSCL	U.S. Treasury Long Bond Futures	09/2016	28,963,188	30,332,500	1,369,312

				5,373,811,189	5,412,573,017	38,761,828

Short Contracts:
222	MSCL	Copper Futures^	09/2016	$(11,966,125)	$(12,185,025)	$(218,900)
89	MSCL	Gasoline RBOB Futures^	07/2016	(5,642,641)	(5,611,859)	30,782
200	MSCL	Hard Red Winter Wheat Futures^	09/2016	(4,855,424)	(4,225,000)	630,424
7	MSCL	Heating Oil ULSD Futures^	07/2016	(432,620)	(437,678)	(5,058)
80	MSCL	Live Cattle Futures^	08/2016	(3,643,206)	(3,674,400)	(31,194)
4	JPPC	LME Aluminum Futures^	07/2016	(153,440)	(164,300)	(10,860)
14	JPPC	LME Aluminum Futures^	07/2016	(527,416)	(575,113)	(47,697)
2	JPPC	LME Aluminum Futures^	07/2016	(75,220)	(82,168)	(6,948)
16	JPPC	LME Aluminum Futures^	07/2016	(624,761)	(657,860)	(33,099)
18	JPPC	LME Aluminum Futures^	07/2016	(697,231)	(740,174)	(42,943)
10	JPPC	LME Aluminum Futures^	07/2016	(388,976)	(411,346)	(22,370)
9	JPPC	LME Aluminum Futures^	07/2016	(352,661)	(370,253)	(17,592)
10	JPPC	LME Aluminum Futures^	07/2016	(400,351)	(411,438)	(11,087)
13	JPPC	LME Aluminum Futures^	07/2016	(532,962)	(534,544)	(1,582)
18	JPPC	LME Aluminum Futures^	07/2016	(740,197)	(740,025)	172
14	JPPC	LME Aluminum Futures^	07/2016	(577,459)	(575,715)	1,744
2	JPPC	LME Aluminum Futures^	07/2016	(82,445)	(82,265)	180
2	JPPC	LME Aluminum Futures^	08/2016	(81,870)	(82,312)	(442)
37	JPPC	LME Aluminum Futures^	08/2016	(1,431,539)	(1,523,781)	(92,242)
19	JPPC	LME Aluminum Futures^	08/2016	(732,886)	(782,738)	(49,852)
19	JPPC	LME Aluminum Futures^	08/2016	(735,196)	(782,800)	(47,604)
19	JPPC	LME Aluminum Futures^	08/2016	(733,172)	(782,444)	(49,272)
35	JPPC	LME Aluminum Futures^	08/2016	(1,361,447)	(1,440,688)	(79,241)
18	JPPC	LME Aluminum Futures^	08/2016	(693,952)	(741,375)	(47,423)
18	JPPC	LME Aluminum Futures^	08/2016	(701,894)	(741,487)	(39,593)
18	JPPC	LME Aluminum Futures^	08/2016	(696,846)	(741,600)	(44,754)
28	JPPC	LME Aluminum Futures^	08/2016	(1,090,159)	(1,153,775)	(63,616)
19	JPPC	LME Aluminum Futures^	09/2016	(739,207)	(783,631)	(44,424)
17	JPPC	LME Aluminum Futures^	09/2016	(664,140)	(701,250)	(37,110)
5	JPPC	LME Aluminum Futures^	09/2016	(194,238)	(206,407)	(12,169)
11	JPPC	LME Aluminum Futures^	09/2016	(438,048)	(454,162)	(16,114)
33	JPPC	LME Aluminum Futures^	09/2016	(1,311,744)	(1,362,694)	(50,950)
17	JPPC	LME Aluminum Futures^	09/2016	(669,758)	(702,117)	(32,359)
17	JPPC	LME Aluminum Futures^	09/2016	(682,933)	(702,146)	(19,213)
18	JPPC	LME Aluminum Futures^	09/2016	(725,797)	(743,481)	(17,684)
35	JPPC	LME Aluminum Futures^	09/2016	(1,414,381)	(1,445,719)	(31,338)
223	JPPC	LME Aluminum Futures^	09/2016	(8,703,393)	(9,205,718)	(502,325)
18	JPPC	LME Aluminum Futures^	09/2016	(728,956)	(743,513)	(14,557)
17	JPPC	LME Aluminum Futures^	09/2016	(695,250)	(701,463)	(6,213)
17	JPPC	LME Aluminum Futures^	09/2016	(687,039)	(701,016)	(13,977)
16	JPPC	LME Aluminum Futures^	09/2016	(644,361)	(659,720)	(15,359)
14	JPPC	LME Aluminum Futures^	09/2016	(569,503)	(577,202)	(7,699)
12	JPPC	LME Aluminum Futures^	09/2016	(489,865)	(494,700)	(4,835)
4	JPPC	LME Copper Futures^	07/2016	(477,163)	(484,000)	(6,837)
3	JPPC	LME Copper Futures^	07/2016	(357,544)	(363,026)	(5,482)
1	JPPC	LME Copper Futures^	07/2016	(117,709)	(121,018)	(3,309)
4	JPPC	LME Copper Futures^	07/2016	(465,650)	(484,103)	(18,453)
5	JPPC	LME Copper Futures^	07/2016	(582,020)	(605,258)	(23,238)
9	JPPC	LME Copper Futures^	07/2016	(1,059,199)	(1,089,542)	(30,343)
1	JPPC	LME Copper Futures^	07/2016	(120,569)	(121,068)	(499)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
54	JPPC	LME Copper Futures^	07/2016	$ (6,466,368)	$ (6,537,173)	$ (70,805)
26	JPPC	LME Copper Futures^	07/2016	(3,105,623)	(3,147,397)	(41,774)
25	JPPC	LME Copper Futures^	07/2016	(3,018,189)	(3,026,219)	(8,030)
7	JPPC	LME Copper Futures^	07/2016	(879,095)	(847,350)	31,745
7	JPPC	LME Copper Futures^	07/2016	(878,483)	(847,394)	31,089
5	JPPC	LME Copper Futures^	07/2016	(626,019)	(605,375)	20,644
2	JPPC	LME Copper Futures^	07/2016	(246,441)	(242,163)	4,278
1	JPPC	LME Copper Futures^	07/2016	(123,489)	(121,087)	2,402
2	JPPC	LME Copper Futures^	07/2016	(245,373)	(242,187)	3,186
24	JPPC	LME Copper Futures^	08/2016	(2,931,345)	(2,907,360)	23,985
16	JPPC	LME Copper Futures^	08/2016	(1,887,101)	(1,939,080)	(51,979)
32	JPPC	LME Copper Futures^	08/2016	(3,734,429)	(3,878,400)	(143,971)
13	JPPC	LME Copper Futures^	08/2016	(1,509,845)	(1,575,382)	(65,537)
3	JPPC	LME Copper Futures^	08/2016	(347,945)	(363,525)	(15,580)
4	JPPC	LME Copper Futures^	08/2016	(459,070)	(484,683)	(25,613)
13	JPPC	LME Copper Futures^	08/2016	(1,494,607)	(1,575,168)	(80,561)
9	JPPC	LME Copper Futures^	08/2016	(1,027,162)	(1,090,424)	(63,262)
10	JPPC	LME Copper Futures^	08/2016	(1,150,597)	(1,211,542)	(60,945)
5	JPPC	LME Copper Futures^	08/2016	(580,336)	(605,750)	(25,414)
8	JPPC	LME Copper Futures^	08/2016	(937,702)	(969,218)	(31,516)
21	JPPC	LME Copper Futures^	09/2016	(2,409,204)	(2,544,470)	(135,266)
35	JPPC	LME Copper Futures^	09/2016	(4,062,836)	(4,240,854)	(178,018)
60	JPPC	LME Copper Futures^	09/2016	(6,885,769)	(7,270,695)	(384,926)
31	JPPC	LME Copper Futures^	09/2016	(3,559,734)	(3,756,588)	(196,854)
37	JPPC	LME Copper Futures^	09/2016	(4,176,770)	(4,483,753)	(306,983)
27	JPPC	LME Copper Futures^	09/2016	(3,056,403)	(3,272,218)	(215,815)
9	JPPC	LME Copper Futures^	09/2016	(1,028,553)	(1,090,778)	(62,225)
211	JPPC	LME Copper Futures^	09/2016	(24,202,483)	(25,573,200)	(1,370,717)
9	JPPC	LME Copper Futures^	09/2016	(1,061,528)	(1,090,238)	(28,710)
19	JPPC	LME Copper Futures^	09/2016	(2,237,400)	(2,301,494)	(64,094)
16	JPPC	LME Copper Futures^	09/2016	(1,924,411)	(1,938,032)	(13,621)
6	JPPC	LME Copper Futures^	09/2016	(724,785)	(726,750)	(1,965)
1	JPPC	LME Nickel Futures^	07/2016	(55,363)	(56,460)	(1,097)
4	JPPC	LME Nickel Futures^	07/2016	(227,798)	(225,853)	1,945
3	JPPC	LME Nickel Futures^	07/2016	(164,873)	(169,401)	(4,528)
1	JPPC	LME Nickel Futures^	07/2016	(54,538)	(56,478)	(1,940)
6	JPPC	LME Nickel Futures^	08/2016	(342,702)	(339,048)	3,654
2	JPPC	LME Nickel Futures^	08/2016	(112,975)	(113,023)	(48)
7	JPPC	LME Nickel Futures^	08/2016	(391,881)	(395,604)	(3,723)
3	JPPC	LME Nickel Futures^	08/2016	(156,187)	(169,658)	(13,471)
2	JPPC	LME Nickel Futures^	08/2016	(104,459)	(113,112)	(8,653)
2	JPPC	LME Nickel Futures^	08/2016	(103,514)	(113,118)	(9,604)
8	JPPC	LME Nickel Futures^	08/2016	(410,544)	(452,491)	(41,947)
4	JPPC	LME Nickel Futures^	08/2016	(201,210)	(226,290)	(25,080)
5	JPPC	LME Nickel Futures^	08/2016	(251,384)	(282,876)	(31,492)
3	JPPC	LME Nickel Futures^	08/2016	(151,082)	(169,734)	(18,652)
10	JPPC	LME Nickel Futures^	08/2016	(505,484)	(565,807)	(60,323)
3	JPPC	LME Nickel Futures^	09/2016	(150,818)	(169,791)	(18,973)
9	JPPC	LME Nickel Futures^	09/2016	(457,219)	(509,399)	(52,180)
4	JPPC	LME Nickel Futures^	09/2016	(208,541)	(226,443)	(17,902)
4	JPPC	LME Nickel Futures^	09/2016	(206,411)	(226,455)	(20,044)
2	JPPC	LME Nickel Futures^	09/2016	(105,774)	(113,233)	(7,459)
8	JPPC	LME Nickel Futures^	09/2016	(427,720)	(453,106)	(25,386)
62	JPPC	LME Nickel Futures^	09/2016	(3,163,507)	(3,512,424)	(348,917)
5	JPPC	LME Nickel Futures^	09/2016	(275,385)	(283,246)	(7,861)
2	JPPC	LME Nickel Futures^	09/2016	(111,235)	(113,308)	(2,073)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Nickel Futures^	09/2016	$ (218,190)	$ (226,656)	$ (8,466)
4	JPPC	LME Nickel Futures^	09/2016	(220,586)	(226,664)	(6,078)
3	JPPC	LME Nickel Futures^	09/2016	(167,933)	(170,004)	(2,071)
3	JPPC	LME Nickel Futures^	09/2016	(709,781)	(708,375)	1,406
1	JPPC	LME Zinc Futures^	07/2016	(46,773)	(52,535)	(5,762)
2	JPPC	LME Zinc Futures^	07/2016	(95,137)	(105,062)	(9,925)
1	JPPC	LME Zinc Futures^	07/2016	(46,948)	(52,533)	(5,585)
1	JPPC	LME Zinc Futures^	07/2016	(48,494)	(52,533)	(4,039)
5	JPPC	LME Zinc Futures^	08/2016	(228,298)	(263,125)	(34,827)
7	JPPC	LME Zinc Futures^	08/2016	(321,210)	(368,395)	(47,185)
15	JPPC	LME Zinc Futures^	08/2016	(704,570)	(789,453)	(84,883)
22	JPPC	LME Zinc Futures^	09/2016	(1,096,941)	(1,158,278)	(61,337)
10	JPPC	LME Zinc Futures^	09/2016	(506,226)	(526,598)	(20,372)
1	JPPC	LME Zinc Futures^	09/2016	(50,616)	(52,665)	(2,049)
4	JPPC	LME Zinc Futures^	09/2016	(207,139)	(210,671)	(3,532)
4	JPPC	LME Zinc Futures^	09/2016	(206,988)	(210,714)	(3,726)
2	JPPC	LME Zinc Futures^	09/2016	(102,045)	(105,362)	(3,317)
3	JPPC	LME Zinc Futures^	09/2016	(152,693)	(158,029)	(5,336)
6	JPPC	LME Zinc Futures^	09/2016	(301,785)	(316,027)	(14,242)
26	JPPC	LME Zinc Futures^	09/2016	(1,276,037)	(1,369,062)	(93,025)
3	JPPC	LME Zinc Futures^	09/2016	(150,143)	(157,984)	(7,841)
2	JPPC	LME Zinc Futures^	09/2016	(102,295)	(105,237)	(2,942)
7	JPPC	LME Zinc Futures^	09/2016	(350,858)	(368,268)	(17,410)
3	JPPC	LME Zinc Futures^	09/2016	(152,130)	(157,832)	(5,702)
1,424	MSCL	Natural Gas Futures^	07/2016	(37,349,355)	(41,637,760)	(4,288,405)
73	MSCL	NYMEX Palladium Futures^	09/2016	(3,976,695)	(4,360,655)	(383,960)
18	MSCL	Platinum Futures^	10/2016	(888,485)	(921,870)	(33,385)
71	MSCL	Soybean Oil Futures^	12/2016	(1,397,105)	(1,366,182)	30,923
335	MSCL	Wheat Futures^	09/2016	(7,827,770)	(7,462,125)	365,645
939	MSCL	WTI Crude Futures^	07/2016	(46,737,213)	(45,381,870)	1,355,343
16	BARC	CAC40 Index Futures	07/2016	(745,755)	(751,789)	(6,034)
37	BARC	E-Mini DJIA CBOT Futures	09/2016	(3,191,334)	(3,296,515)	(105,181)
12	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	(936,753)	(969,120)	(32,367)
124	BARC	E-Mini MSCI Emerging Markets Index Futures	09/2016	(5,030,892)	(5,175,140)	(144,248)
964	BARC	E-Mini Russell 2000 Futures	09/2016	(110,686,296)	(110,609,360)	76,936
1,076	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	(33,890,556)	(33,932,575)	(42,019)
770	BARC	FTSE/MIB Index Futures	09/2016	(69,142,442)	(69,176,655)	(34,213)
54	BARC	Hang Seng Index Futures	07/2016	(6,970,298)	(7,290,045)	(319,747)
142	BARC	H-SHARES Index Futures	07/2016	(7,689,556)	(7,984,881)	(295,325)
664	BARC	MSCI Singapore Index Futures	07/2016	(14,989,678)	(15,640,056)	(650,378)
159	BARC	MSCI Taiwan Stock Index Futures	07/2016	(4,890,388)	(5,048,250)	(157,862)
132	BARC	NASDAQ 100 E-Mini Futures	09/2016	(11,185,191)	(11,634,480)	(449,289)
119	JPMS	Nikkei 225 Futures	09/2016	(18,990,652)	(17,942,478)	1,048,174
173	JPMS	OMXS30 Index Futures	07/2016	(2,627,052)	(2,696,000)	(68,948)
1,368	BARC	S&P 500 E-Mini Futures	09/2016	(138,574,456)	(142,969,680)	(4,395,224)
178	JPMS	SGX FTSE China A50 Index Futures	07/2016	(1,612,209)	(1,643,830)	(31,621)
259	BARC	SGX S&P CNX Nifty Index Futures	07/2016	(4,211,447)	(4,317,789)	(106,342)
271	GSCO	10-Year Japanese Government Bond Futures	09/2016	(399,221,973)	(401,310,415)	(2,088,442)
1,149	JPMS	90-Day EURODollar Futures	12/2016	(284,925,357)	(285,311,063)	(385,706)
1,153	JPMS	90-Day EURODollar Futures	03/2017	(285,779,151)	(286,246,663)	(467,512)
1,191	JPMS	90-Day EURODollar Futures	06/2017	(295,251,934)	(295,576,425)	(324,491)
2,116	JPMS	Australia 10-Year Bond Futures	09/2016	(212,720,207)	(214,938,238)	(2,218,031)
2,143	GSCO	Canadian 10-Year Bond Futures	09/2016	(239,870,950)	(245,558,822)	(5,687,872)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
128	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2016	$ (24,549,422)	$ (24,550,796)	$ (1,374)
146	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(28,003,493)	(28,007,489)	(3,996)
94	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(18,030,821)	(18,034,038)	(3,217)
60	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(11,507,175)	(11,511,668)	(4,493)
28	JPMS	Euro CHF 3-Month Futures	03/2017	(7,231,401)	(7,245,878)	(14,477)
34	JPMS	Euro CHF 3-Month LIFFE Futures	09/2016	(8,774,503)	(8,790,732)	(16,229)
40	JPMS	Euro CHF 3-Month LIFFE Futures	12/2016	(10,326,640)	(10,348,183)	(21,543)

				(2,525,008,683)	(2,550,818,999)	(25,810,316)

				$2,848,802,506	$2,861,754,018	$12,951,512

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	121,602,400	$88,950,361	$90,429,132	$1,478,771
Australian Dollar, Expiring 09/21/16	JPMC	AUD	182,403,600	133,425,821	135,643,696	2,217,875
Brazilian Real, Expiring 09/21/16*	CITI	BRL	88,757,400	25,489,835	26,967,695	1,477,860
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	112,545,600	32,462,284	34,195,404	1,733,120
Canadian Dollar, Expiring 09/21/16	CITI	CAD	108,059,981	83,267,515	83,654,137	386,622
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	162,517,106	125,236,161	125,811,869	575,708
Swiss Franc, Expiring 09/21/16	CITI	CHF	3,308,000	3,352,847	3,403,207	50,360
Swiss Franc, Expiring 09/21/16	JPMC	CHF	4,962,000	5,029,332	5,104,811	75,479
Chilean Peso, Expiring 09/21/16*	CITI	CLP	6,709,487,200	9,941,842	10,064,923	123,081
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	10,064,230,800	14,912,780	15,097,382	184,602
Colombian Peso, Expiring 09/21/16*	CITI	COP	1,144,218,000	382,791	385,213	2,422
Colombian Peso, Expiring 09/21/16*	JPMC	COP	944,448,000	314,608	317,958	3,350
Czech Republic Koruna, Expiring 09/21/16	CITI	CZK	371,188,000	15,399,224	15,257,342	(141,882)
Czech Republic Koruna, Expiring 09/21/16	JPMC	CZK	556,782,000	23,098,864	22,886,012	(212,852)
Euro, Expiring 09/21/16	CITI	EUR	39,402,090	44,224,589	43,854,407	(370,182)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/17	CITI	EUR	3,562	$ 3,963	$ 3,996	$ 33
Euro, Expiring 09/21/16	JPMC	EUR	59,596,571	66,901,623	66,330,802	(570,821)
British Pound, Expiring 09/21/16	CITI	GBP	44,879,800	65,229,978	59,792,367	(5,437,611)
British Pound, Expiring 09/21/16	JPMC	GBP	65,692,200	95,454,306	87,520,267	(7,934,039)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	1,355,792,600	4,907,543	4,764,381	(143,162)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	2,013,827,400	7,289,304	7,076,776	(212,528)
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	94,155,668,200	6,888,826	7,026,366	137,540
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	117,561,967,800	8,582,560	8,773,062	190,502
Israeli Shekel, Expiring 09/21/16	CITI	ILS	647,000	168,705	167,960	(745)
Indian Rupee, Expiring 09/21/16*	CITI	INR	700,757,200	10,224,239	10,239,882	15,643
Indian Rupee, Expiring 09/21/16*	JPMC	INR	1,051,135,800	15,336,375	15,359,823	23,448
Japanese Yen, Expiring 09/21/16	CITI	JPY	27,167,401,202	248,635,928	263,804,295	15,168,367
Japanese Yen, Expiring 09/21/16	JPMC	JPY	40,751,101,800	372,954,354	395,706,439	22,752,085
Korean Won, Expiring 09/21/16*	CITI	KRW	35,825,172,400	30,410,831	31,077,479	666,648
Korean Won, Expiring 09/21/16*	JPMC	KRW	43,134,018,600	36,545,480	37,417,726	872,246
Mexican Peso, Expiring 09/21/16	CITI	MXN	387,077,200	20,502,817	21,003,578	500,761
Mexican Peso, Expiring 09/21/16	JPMC	MXN	580,615,800	30,749,138	31,505,366	756,228
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	62,673,000	15,220,113	15,462,538	242,425
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	92,364,000	22,426,456	22,787,830	361,374
Norwegian Krone, Expiring 09/21/16	CITI	NOK	56,310,400	6,834,595	6,727,624	(106,971)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	84,465,600	10,251,904	10,091,435	(160,469)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	165,105,200	112,025,507	117,409,931	5,384,424
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	247,657,798	168,038,467	176,114,892	8,076,425
Philippine Peso, Expiring 09/21/16*	CITI	PHP	135,658,800	2,890,273	2,873,733	(16,540)
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	203,488,200	4,335,413	4,310,600	(24,813)
Poland Zloty, Expiring 09/21/16	CITI	PLN	56,536,400	14,611,691	14,304,135	(307,556)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	84,804,600	21,918,951	21,456,200	(462,751)
Swedish Krona, Expiring 09/21/16	CITI	SEK	48,114,400	5,942,430	5,706,716	(235,714)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	72,171,600	$ 8,913,656	$ 8,560,074	$ (353,582)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	44,640,800	32,677,461	33,110,747	433,286
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	66,961,200	49,016,001	49,666,120	650,119
Turkish Lira, Expiring 09/21/16	CITI	TRY	203,610,000	67,256,279	69,486,061	2,229,782
Turkish Lira, Expiring 09/21/16	JPMC	TRY	305,415,000	100,880,913	104,229,091	3,348,178
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	74,708,000	2,304,003	2,320,003	16,000
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	96,450,000	2,977,404	2,995,184	17,780
South African Rand, Expiring 09/21/16	CITI	ZAR	381,551,399	24,490,953	25,489,625	998,672
South African Rand, Expiring 09/21/16	JPMC	ZAR	536,928,599	34,454,902	35,869,630	1,414,728

				$2,333,742,196	$2,389,615,922	$55,873,726

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(66,612,800)	$(47,926,373)	$(49,536,339)	$(1,609,966)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(99,919,200)	(71,889,470)	(74,304,508)	(2,415,038)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(13,800,000)	(3,797,493)	(4,192,937)	(395,444)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(13,200,000)	(3,647,902)	(4,010,635)	(362,733)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(46,525,600)	(35,859,890)	(36,017,580)	(157,690)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(69,788,400)	(53,790,016)	(54,026,367)	(236,351)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(155,692,400)	(158,366,057)	(160,173,362)	(1,807,305)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(232,377,600)	(236,340,020)	(239,065,626)	(2,725,606)
Chilean Peso, Expiring 09/21/16*	CITI	CLP	(22,456,952,200)	(32,162,315)	(33,687,741)	(1,525,426)
Chilean Peso, Expiring 09/21/16*	JPMC	CLP	(29,321,008,800)	(41,941,191)	(43,984,532)	(2,043,341)
Colombian Peso, Expiring 09/21/16*	CITI	COP	(497,173,200)	(156,542)	(167,379)	(10,837)
Colombian Peso, Expiring 09/21/16*	JPMC	COP	(357,742,800)	(113,064)	(120,437)	(7,373)
Czech Republic Koruna, Expiring 09/21/16	CITI	CZK	(208,000,000)	(8,634,343)	(8,549,649)	84,694
Czech Republic Koruna, Expiring 09/21/16	JPMC	CZK	(312,000,000)	(12,949,531)	(12,824,474)	125,057
Euro, Expiring 09/21/16	CITI	EUR	(78,824,385)	(88,922,391)	(87,731,303)	1,191,088
Euro, Expiring 04/05/17	CITI	EUR	(3,562)	(4,751)	(3,996)	755

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/21/16	JPMC	EUR	(111,367,800)	$ (125,662,840)	$ (123,952,024)	$ 1,710,816
British Pound, Expiring 09/21/16	CITI	GBP	(92,834,000)	(135,132,495)	(123,680,689)	11,451,806
British Pound, Expiring 09/21/16	JPMC	GBP	(139,250,998)	(202,697,574)	(185,521,030)	17,176,544
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(14,769,400)	(1,904,398)	(1,905,586)	(1,188)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(15,117,600)	(1,948,936)	(1,950,511)	(1,575)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(8,245,369,600)	(29,360,952)	(28,974,995)	385,957
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(12,368,054,400)	(44,042,079)	(43,462,493)	579,586
Indonesian Rupiah, Expiring 09/21/16*	CITI	IDR	(68,307,232,800)	(4,994,198)	(5,097,426)	(103,228)
Indonesian Rupiah, Expiring 09/21/16*	JPMC	IDR	(50,696,485,200)	(3,655,790)	(3,783,225)	(127,435)
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(86,994,801)	(22,696,116)	(22,583,681)	112,435
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(130,492,200)	(34,042,008)	(33,875,521)	166,487
Indian Rupee, Expiring 09/21/16*	CITI	INR	(227,554,000)	(3,316,454)	(3,325,155)	(8,701)
Indian Rupee, Expiring 09/21/16*	JPMC	INR	(192,405,000)	(2,800,462)	(2,811,536)	(11,074)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(8,094,052,800)	(78,220,945)	(78,595,885)	(374,940)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(12,141,079,200)	(117,331,268)	(117,893,825)	(562,557)
Korean Won, Expiring 09/21/16*	CITI	KRW	(105,760,047,601)	(89,417,052)	(91,744,304)	(2,327,252)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(158,608,451,400)	(134,098,456)	(137,589,023)	(3,490,567)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(1,007,595,001)	(53,770,470)	(54,674,105)	(903,635)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(1,492,395,001)	(79,659,606)	(80,980,314)	(1,320,708)
Malaysian Ringgit, Expiring 09/21/16*	CITI	MYR	(16,333,600)	(3,958,765)	(4,029,788)	(71,023)
Malaysian Ringgit, Expiring 09/21/16*	JPMC	MYR	(23,456,400)	(5,686,409)	(5,787,108)	(100,699)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(240,874,001)	(28,917,932)	(28,778,159)	139,773
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(361,311,000)	(43,375,990)	(43,167,241)	208,749
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(6,718,400)	(4,737,776)	(4,777,601)	(39,825)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(10,077,600)	(7,107,311)	(7,166,403)	(59,092)
Philippine Peso, Expiring 09/21/16*	CITI	PHP	(86,234,200)	(1,841,361)	(1,826,746)	14,615
Philippine Peso, Expiring 09/21/16*	JPMC	PHP	(123,991,800)	(2,647,060)	(2,626,584)	20,476
Poland Zloty, Expiring 09/21/16	CITI	PLN	(79,656,000)	(20,111,018)	(20,153,566)	(42,548)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(119,484,000)	$ (30,167,228)	$ (30,230,349)	$ (63,121)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(709,005,200)	(85,637,361)	(84,093,152)	1,544,209
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(1,063,507,798)	(128,452,137)	(126,139,724)	2,312,413
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(8,439,000)	(6,217,980)	(6,259,331)	(41,351)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(12,132,000)	(8,946,772)	(8,998,484)	(51,712)
Turkish Lira, Expiring 09/21/16	CITI	TRY	(4,420,000)	(1,469,151)	(1,508,415)	(39,264)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(6,630,000)	(2,203,766)	(2,262,622)	(58,856)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(251,939,202)	(7,757,040)	(7,823,788)	(66,748)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(175,828,801)	(5,394,257)	(5,460,233)	(65,976)
South African Rand, Expiring 09/21/16	CITI	ZAR	(122,508,000)	(7,668,913)	(8,184,174)	(515,261)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(183,762,000)	(11,504,231)	(12,276,261)	(772,030)

				(2,375,055,906)	(2,362,347,922)	12,707,984

				$(41,313,710)	$27,268,000	$68,581,710

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	43-67 months maturity 08/12/2019	$213,130

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
United States
Herbalife Ltd.	(89,908)	$(5,509,562)	$247,247

Net Cash and Other Receivables/(Payables) (b)			(34,117)

Swaps, at Value			$213,130

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$4,411,898

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	293,794	$3,096,073	$622,460

Germany
TUI AG	179,605	2,668,393	(624,141)

Ireland
DCC plc	68,168	3,200,710	2,798,049

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Regus plc	467,801	$1,922,136	$(113,315)

Netherlands
Royal Dutch Shell plc	77,396	1,709,485	416,209

South Africa
Investec plc	595,286	3,956,973	(256,816)
Mondi plc	164,730	2,414,741	669,412

			412,596

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Coca-Cola HBC AG	56,771	$1,094,297	$54,436
Glencore plc	382,014	729,631	57,746
Wolseley plc	48,299	2,662,074	(160,977)

			(48,795)

United Kingdom
AA plc	72,118	271,038	(40,143)
Amec Foster Wheeler plc	314,717	1,886,056	183,241
AstraZeneca plc	21,778	1,103,855	198,110
Aviva plc	366,999	2,262,068	(327,511)
BAE Systems plc	258,708	1,594,674	216,428
Balfour Beatty plc	76,955	246,947	(25,752)
Barclays plc	1,896,776	4,495,636	(967,848)
Barratt Developments plc	711,918	3,710,236	158,345
Bellway plc	21,757	711,117	(159,195)
Berkeley Group Holdings plc	87,839	3,326,320	(360,199)
Booker Group plc	402,422	947,351	(15,428)
BP plc	1,401,481	6,763,366	1,440,228
Britvic plc	124,543	1,199,085	(224,507)
BT Group plc	842,833	5,207,636	(574,921)
Close Brothers Group plc	153,059	3,005,413	(685,306)
Direct Line Insurance Group plc	1,101,822	4,900,021	193,872
Dixons Carphone plc	243,338	1,422,890	(378,466)
DS Smith plc	655,950	2,898,446	495,252
GKN plc	504,802	2,316,004	(490,915)
GlaxoSmithKline plc	8,402	157,433	23,000
Halma plc	21,426	192,419	98,996
Hays plc	1,656,417	3,100,358	(936,087)
Henderson Group plc	301	985	(129)
Howden Joinery Group plc	385,703	2,498,578	(517,582)
ICAP plc	12,274	62,370	6,692
Imperial Brands plc	243,471	10,540,379	2,663,730
Inchcape plc	621,551	5,269,292	(43,085)
Indivior plc	53,421	111,865	67,887
Informa plc	229,891	1,893,696	348,050
Intermediate Capital Group plc	575,738	4,299,914	(527,751)
John Wood Group plc	240,449	1,986,786	226,582
Johnson Matthey plc	242	9,255	(178)
Jupiter Fund Management plc	169,609	940,956	(108,088)
Kingfisher plc	1,363,528	6,424,042	(567,574)
Legal & General Group plc	94,919	279,125	(36,123)
Lloyds Banking Group plc	3,102,362	2,830,486	(583,475)
Man Group plc	1,695,440	3,567,872	(933,688)
Melrose Industries plc	166,760	1,240,733	(293,353)
Merlin Entertainments plc	45,706	262,369	6,793

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Micro Focus International plc	3,242	$66,617	$3,326
National Grid plc	171,226	2,193,615	324,320
Persimmon plc	125,204	2,925,735	(497,817)
Provident Financial plc	27,683	953,938	(100,364)
Reckitt Benckiser Group plc	27,069	2,107,871	606,382
Rentokil Initial plc	1,372,455	2,361,371	1,182,871
Rightmove plc	5,187	273,160	(19,822)
Rio Tinto plc	78,780	2,175,803	271,619
Royal Mail plc	252,011	1,583,252	109,895
Sage Group plc (The)	344,091	2,302,019	672,152
Sky plc	105,922	1,334,652	(131,013)
Smith & Nephew plc	228,379	3,421,543	456,601
Spectris plc	18,787	438,910	18,397
SSE plc	20,543	401,898	25,667
Tate & Lyle plc	143,259	1,124,948	155,925
Taylor Wimpey plc	2,033,673	4,759,955	(1,152,043)
Travis Perkins plc	108,515	2,647,174	(506,178)
UBM plc	109,041	910,408	24,761
Vedanta Resources plc	133,055	574,195	169,318
Vodafone Group plc	1,404,315	4,321,394	(39,835)
William Hill plc	750,535	3,447,077	(861,823)
WM Morrison Supermarkets plc	452,614	1,080,123	56,121
Worldpay Group plc	49,078	165,386	13,243
WPP plc	254,345	4,524,377	776,531

			(911,864)

Total of Long Equity Positions			2,551,199

Short Positions

Common Stocks
Chile
Antofagasta plc	(643,477)	(4,127,633)	103,966

Ireland
Experian plc	(170,146)	(2,528,808)	(699,214)
Shire plc	(114,014)	(6,372,326)	(674,026)

			(1,373,240)

Luxembourg
B&M European Value Retail SA	(22,528)	(77,881)	1,116

United Kingdom
Aberdeen Asset Management plc	(2,330,738)	(10,984,332)	2,239,654
Admiral Group plc	(475,385)	(8,688,541)	(4,237,210)
Aggreko plc	(343,443)	(6,751,458)	877,542
Anglo American plc	(1,860)	(13,813)	(4,419)
ARM Holdings plc	(161,143)	(2,087,657)	(360,061)
Ashtead Group plc	(303,327)	(3,822,790)	(509,911)
ASOS plc	(30,398)	(1,287,836)	(335,999)
Associated British Foods plc	(16,359)	(718,375)	122,280

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Auto Trader Group plc	(38,212)	$(197,971)	$17,333
Babcock International Group plc	(8,986)	(118,757)	10,114
British American Tobacco plc	(86,249)	(4,215,425)	(1,376,016)
BTG plc	(340,538)	(2,774,619)	(514,396)
Bunzl plc	(35,406)	(884,078)	(205,313)
Burberry Group plc	(265,232)	(5,439,049)	1,313,252
Capita plc	(374,564)	(5,300,618)	474,168
Centrica plc	(982,824)	(3,356,862)	384,809
Cobham plc	(51,160)	(176,841)	69,056
Compass Group plc	(5,517)	(88,623)	(16,340)
Croda International plc	(73,010)	(2,343,299)	(721,543)
Daily Mail & General Trust plc	(45,317)	(414,118)	52,355
Diageo plc	(129,050)	(3,078,418)	(526,679)
Drax Group plc	(598,146)	(2,795,713)	199,656
easyJet plc	(108,817)	(2,138,968)	557,681
Essentra plc	(138,433)	(1,473,184)	523,395
G4S plc	(192,989)	(491,469)	18,576
Greene King plc	(28,584)	(323,096)	25,425
Hargreaves Lansdown plc	(650,545)	(8,752,222)	(2,099,540)
Hiscox Ltd.	(22,748)	(282,863)	(31,229)
HSBC Holdings plc	(50,207)	(325,994)	14,934
IMI plc	(150,298)	(2,547,422)	599,665
Inmarsat plc	(64,436)	(642,865)	(51,554)
InterContinental Hotels Group plc	(65,906)	(2,421,159)	(9,472)
International Consolidated Airlines Group SA	(138,771)	(876,628)	188,366
Intertek Group plc	(114,399)	(3,932,271)	(1,397,956)
ITV plc	(929,259)	(2,583,036)	354,974
J Sainsbury plc	(971,804)	(3,392,998)	365,643
Just Eat plc	(322,191)	(1,639,277)	(199,963)
Marks & Spencer Group plc	(188,254)	(1,307,757)	501,554
Meggitt plc	(10,956)	(54,722)	(4,829)
Next plc	(34,882)	(2,675,287)	370,428
Ocado Group plc	(109,868)	(390,644)	51,646
Old Mutual plc	(1,340,412)	(3,648,207)	27,128
Pearson plc	(104,839)	(1,229,390)	(134,368)
Pennon Group plc	(208,241)	(2,261,911)	(371,774)
Petrofac Ltd.	(145,875)	(1,722,551)	206,238
Playtech plc	(136)	(1,394)	(52)
Prudential plc	(140,490)	(2,612,438)	228,476
Rolls-Royce Holdings plc (3)	(13,370,578)	1,735	(19,535)
Rolls-Royce Holdings plc	(205,720)	(1,699,462)	(264,130)
Rotork plc	(674,708)	(1,685,404)	(267,898)
Royal Bank of Scotland Group plc	(950,647)	(3,062,142)	907,829
RSA Insurance Group plc	(122,933)	(764,426)	(59,516)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Schroders plc	(53,061)	$(1,830,694)	$153,931
Serco Group plc	(427,536)	(618,274)	(17,988)
Severn Trent plc	(17,235)	(504,972)	(57,392)
Smiths Group plc	(42,530)	(585,821)	(71,405)
Spirax-Sarco Engineering plc	(14,458)	(587,785)	(136,192)
Sports Direct International plc	(480,842)	(4,478,495)	2,419,695
St. James’s Place plc	(265,105)	(3,254,697)	458,958
Stagecoach Group plc	(74,270)	(242,254)	12,565
Standard Chartered plc	(833,088)	(9,381,175)	3,060,557
Standard Life plc	(776,361)	(4,673,219)	1,610,196
Tesco plc	(2,249,174)	(5,534,689)	252,287
Thomas Cook Group plc	(254,808)	(269,878)	55,745
United Utilities Group plc	(178,740)	(2,194,841)	(282,554)
Weir Group plc (The)	(117,360)	(2,566,978)	300,350
Whitbread plc	(31,289)	(1,616,349)	152,360

			4,893,587

Total of Short Equity Positions			3,625,429

Total of Long and Short Equity Positions			6,176,628

Net Cash and Other Receivables/ (Payables) (b)			(1,764,730)

Swaps, at Value			$4,411,898

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24-49 months maturity ranging from 12/21/2016 - 12/22/2016	$(2,975,423)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	6,673	$716,622	$14,543
Air France-KLM	195,904	1,484,815	(248,499)
Atos SE	131,887	9,835,662	1,038,283
BNP Paribas SA	96,265	4,763,895	(542,142)
Bouygues SA	21,770	768,275	(144,601)
Capgemini SA	65,461	5,937,733	(288,919)
Casino Guichard Perrachon SA	23,562	1,335,757	(27,865)
Christian Dior SE	4,713	827,880	(72,896)
Cie Generale des Etablissements Michelin	75,127	6,675,805	404,210
CNP Assurances	118,626	1,890,466	(140,287)
Dassault Systemes	2,722	215,826	(10,598)
Eiffage SA	44,763	2,749,291	432,913
Engie SA	191,872	2,898,722	182,102
Faurecia	101,702	3,791,741	(562,953)
Iliad SA	16,018	3,560,757	(327,297)
Imerys SA	11,204	727,860	(12,978)
Ipsen SA	19,992	1,235,403	(10,475)
Lagardere SCA	295,664	8,216,398	(1,785,098)
Numericable-SFR SA	27,140	949,137	(270,913)
Orange SA	312,652	5,370,251	(286,371)
Orpea	490	39,902	277
Peugeot SA	715,669	12,411,241	(3,833,167)
Renault SA	30,826	2,592,661	(265,374)
Rexel SA	120,490	2,101,502	(586,654)
Safran SA	27,624	1,892,886	(32,636)
Sanofi	75,326	7,377,344	(1,119,054)
SCOR SE	69,396	2,270,982	(219,286)
SEB SA	5,784	572,858	124,555
Societe BIC SA	19,555	2,034,945	720,244
Societe Generale SA	123,377	4,736,933	(876,971)
Sodexo SA	10,061	1,008,423	69,406
Suez	230,708	3,375,454	223,018
Teleperformance	27,969	2,286,653	95,804
Television Francaise 1	112,934	1,664,749	(468,742)
Thales SA	55,109	3,750,425	826,061
Valeo SA	133,770	3,760,985	2,177,612

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Veolia Environnement SA	155,502	$3,553,411	$(195,404)
Vinci SA	28,102	1,796,450	186,620

			(5,833,532)

Portugal
Galp Energia SGPS SA	192,776	2,258,119	423,073
NOS SGPS SA	57,293	448,018	(101,299)
Sonae SGPS SA	399,218	441,445	(127,842)

			193,932

Total of Long Equity Positions			(5,639,600)

Short Positions

Common Stocks
France
Accor SA	(143,586)	(5,337,622)	(164,040)
Air Liquide SA	(29,239)	(3,095,972)	49,804
Airbus Group SE	(7,130)	(444,600)	35,909
Alstom SA	(49,537)	(1,277,448)	133,711
Arkema SA	(4,792)	(330,549)	(35,812)
AXA SA	(10,564)	(266,161)	57,283
BioMerieux	(866)	(109,520)	(7,823)
Bollore SA	(303,963)	(1,565,056)	541,759
Bureau Veritas SA	(154,117)	(3,335,195)	99,503
Carrefour SA	(93,548)	(2,782,725)	481,852
Cie de Saint-Gobain	(6,420)	(221,664)	(21,690)
Credit Agricole SA	(251,274)	(2,254,552)	142,108
Danone SA	(22,425)	(1,560,551)	(8,810)
Edenred	(322,789)	(6,600,642)	(8,819)
Electricite de France SA	(433,660)	(7,427,911)	2,169,686
Essilor International SA	(26,905)	(2,925,787)	(610,313)
Eutelsat Communications SA	(56,841)	(1,516,819)	443,939
Groupe Eurotunnel SE	(134,710)	(1,536,857)	113,956
Hermes International	(15,046)	(5,293,659)	(315,163)
Ingenico Group SA	(8,745)	(952,708)	(60,880)
JCDecaux SA	(55,031)	(2,167,471)	312,000
Kering	(40,407)	(7,038,233)	533,431
Legrand SA	(21,389)	(1,014,333)	(80,598)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
L’Oreal SA	(44,432)	$(7,657,872)	$(848,786)
LVMH Moet Hennessy Louis Vuitton SE	(26,672)	(4,373,727)	353,330
Natixis SA	(24,974)	(106,958)	12,984
Pernod Ricard SA	(37,057)	(4,138,619)	35,802
Plastic Omnium SA	(18,154)	(561,007)	53,493
Publicis Groupe SA	(30,511)	(1,923,572)	(117,688)
Remy Cointreau SA	(80,716)	(5,519,247)	(1,428,872)
Schneider Electric SE	(41,992)	(2,877,377)	427,534
Technip SA	(118,687)	(5,730,377)	(693,555)
TOTAL SA	(23,727)	(1,069,985)	(67,868)
Vallourec SA	(635,462)	(2,335,132)	87,536
Vivendi SA	(112,198)	(2,260,300)	161,220
Zodiac Aerospace	(354,872)	(8,741,934)	463,310

			2,239,433

Luxembourg
Eurofins Scientific SE	(3,162)	(1,136,100)	(35,334)
SES SA	(91,499)	(2,092,622)	133,852

			98,518

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Portugal
EDP - Energias de Portugal SA	(561,999)	$(2,018,220)	$297,620
Jeronimo Martins SGPS SA	(62,972)	(868,976)	(124,203)

			173,417

Total of Short Equity Positions			2,511,368

Total of Long and Short Equity Positions			(3,128,232)

Net Cash and Other Receivables/ (Payables) (b)			152,809

Swaps, at Value			$(2,975,423)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	37 months maturity 10/19/2016	$(292,157)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Asciano Ltd.	5,930,301	$39,575,244	$(228,960)

United States
Iron Mountain, Inc.	2	56	23

Total of Long Equity Positions			(228,937)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
Oil Search Ltd.	(188,486)	$(913,087)	$(38,686)

Total of Long and Short Equity Positions			(267,623)

Net Cash and Other Receivables/ (Payables) (b)			(24,534)

Swaps, at Value			$(292,157)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$5,606,149

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Home Retail Group plc	3,221,224	$7,067,009	$(470,482)
London Stock Exchange Group plc	171,252	5,767,364	51,517
Rexam plc	3,485,864	27,621,155	2,776,954
SABMiller plc	692,096	37,020,618	3,341,815

			5,699,804

Total of Long Equity Positions			5,699,804

Short Positions

Common Stocks
United Kingdom
J Sainsbury plc	(1,034,160)	(3,660,866)	439,261

Total of Long and Short Equity Positions			6,139,065

Net Cash and Other Receivables/ (Payables) (b)			(532,916)

Swaps, at Value			$5,606,149

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 11/22/2016	$(99,789)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Singapore
InterOil Corp.	30,099	$1,305,357	$49,097

United Kingdom
Liberty Global plc, Series C	2	146	(89)
Liberty Global plc	1	37	(8)

			(97)

Total of Long Equity Positions			49,000

Short Positions

Common Stocks
United States
Ball Corp.	(149,154)	(10,606,278)	(176,064)
Diebold, Inc.	(32,032)	(808,961)	13,607
VMware, Inc.	(24,674)	(1,535,377)	123,531

			(38,926)

Total of Short Equity Positions			(38,926)

Total of Long and Short Equity Positions			10,074

Net Cash and Other Receivables/ (Payables) (b)			(109,863)

Swaps, at Value			$(99,789)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/05/2016	$(2,174,068)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	81,072	$33,328,968	$(2,209,595)

Net Cash and Other Receivables/ (Payables) (b)			35,527

Swaps, at Value			$(2,174,068)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13-24 months maturity ranging from 03/21/2017 - 04/20/2017	$99,006

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Finland
Nokia OYJ	11,551	$83,205	$(18,186)

Germany
Wincor Nixdorf AG	73,807	3,847,310	113,777

Total of Long Equity Positions			95,591

Net Cash and Other Receivables/ (Payables) (b)			3,415

Swaps, at Value			$99,006

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	55-60 months maturity 12/21/2020	$2,077,596

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	1,447,000	$523,273	$8,391
Air China Ltd.	2,350,000	1,511,107	104,497
ANTA Sports Products Ltd.	1,105,000	2,842,467	(615,735)
AviChina Industry & Technology Co. Ltd.	921,000	618,552	24,915
Beijing Capital International Airport Co. Ltd.	1,618,000	1,550,006	212,176
Belle International Holdings Ltd.	935,000	633,967	(83,659)
China Cinda Asset Management Co. Ltd.	4,340,000	1,346,996	124,671
China Communications Services Corp. Ltd.	2,544,000	1,089,767	243,574
China Everbright Bank Co. Ltd.	135,000	61,573	442
China Galaxy Securities Co. Ltd.	4,102,000	3,281,404	420,488
China Longyuan Power Group Corp. Ltd.	1,660,000	1,039,295	346,476
China Medical System Holdings Ltd.	257,000	308,246	85,639
China Petroleum & Chemical Corp.	3,248,000	1,987,151	359,916
China Shenhua Energy Co. Ltd.	1,370,000	1,986,754	561,310
China Southern Airlines Co. Ltd.	666,000	407,638	(30,846)
Chongqing Rural Commercial Bank Co. Ltd.	1,393,000	678,539	30,934
CNOOC Ltd.	932,000	865,474	297,867
CSPC Pharmaceutical Group Ltd.	1,558,000	1,467,105	(75,089)
Dongfeng Motor Group Co. Ltd.	2,218,000	2,695,757	(357,869)
Geely Automobile Holdings Ltd.	7,495,000	3,288,087	800,000

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Great Wall Motor Co. Ltd.	3,235,500	$2,506,139	$198,964
Huadian Power International Corp. Ltd.	1,342,000	783,238	(140,031)
Jiangxi Copper Co. Ltd.	530,000	546,873	47,916
Kingsoft Corp. Ltd.	25,000	48,905	(331)
People’s Insurance Co. Group of China Ltd. (The)	7,072,000	2,813,871	(91,270)
PetroChina Co. Ltd.	1,158,000	792,083	6,055
Sinopec Engineering Group Co. Ltd.	710,500	594,496	50,212
Sinopec Shanghai Petrochemical Co. Ltd.	8,245,000	3,270,272	523,378
Sinopharm Group Co. Ltd.	466,400	1,701,897	538,544
Sinotrans Ltd.	105,000	44,163	2,715
Tencent Holdings Ltd.	90,400	1,671,954	401,793
TravelSky Technology Ltd.	450,000	745,558	124,392
Weichai Power Co. Ltd.	1,265,000	1,225,445	77,034
Zhuzhou CRRC Times Electric Co. Ltd.	406,500	1,848,698	409,082
Zijin Mining Group Co. Ltd.	924,000	274,178	36,202
ZTE Corp.	458,000	622,580	(40,025)

			4,602,728

Hong Kong
Beijing Enterprises Holdings Ltd.	187,000	959,802	100,334
China Mobile Ltd.	48,775	521,411	42,146
China Power International Development Ltd.	2,267,000	1,106,494	(269,661)
China Resources Power Holdings Co. Ltd.	478,000	828,285	(110,926)
China Taiping Insurance Holdings Co. Ltd.	235,200	487,628	(45,014)
CITIC Ltd.	564,000	824,121	348
Far East Horizon Ltd.	214,000	157,803	9,340
Guangdong Investment Ltd.	1,072,000	1,312,578	323,918

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Nine Dragons Paper Holdings Ltd.	416,000	$286,359	$32,584
Sino Biopharmaceutical Ltd.	4,775,999	3,402,337	(267,735)
Sun Art Retail Group Ltd.	216,000	138,777	13,111

			(171,555)

Total of Long Equity Positions			4,431,173

Short Positions

Common Stocks
China
AAC Technologies Holdings, Inc.	(236,594)	(1,395,067)	(627,608)
Aluminum Corp. of China Ltd.	(396,000)	(119,188)	(6,267)
Anhui Conch Cement Co. Ltd.	(316,000)	(689,663)	(75,444)
BYD Co. Ltd.	(356,500)	(1,650,042)	(502,621)
CGN Power Co. Ltd.	(13,807,000)	(4,288,539)	429,600
China Conch Venture Holdings Ltd.	(116,000)	(220,970)	(9,701)
China Life Insurance Co. Ltd.	(1,510,000)	(3,275,798)	20,053
China Mengniu Dairy Co. Ltd.	(201,000)	(346,454)	(5,178)
China Merchants Bank Co. Ltd.	(1,025,500)	(2,018,989)	(294,664)
China Minsheng Banking Corp. Ltd.	(2,247,000)	(1,957,851)	(224,976)
China National Building Material Co. Ltd.	(1,658,000)	(691,286)	(37,890)
China Oilfield Services Ltd.	(5,438,000)	(3,742,591)	(482,430)
China Pacific Insurance Group Co. Ltd.	(521,200)	(1,763,409)	(3,015)
China Railway Group Ltd.	(761,000)	(463,987)	(107,971)
China Shipping Container Lines Co. Ltd.	(7,533,000)	(1,631,684)	58,920
CITIC Securities Co. Ltd.	(1,002,000)	(1,948,172)	(275,167)
CRRC Corp. Ltd.	(3,784,000)	(3,521,474)	118,685
Datang International Power Generation Co. Ltd.	(3,804,000)	(1,070,353)	4,638
ENN Energy Holdings Ltd.	(96,000)	(495,354)	19,867
Fosun International Ltd.	(1,457,000)	(1,908,542)	13,778

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
GF Securities Co. Ltd.	(1,026,600)	$(2,064,804)	$(289,746)
Haitong Securities Co. Ltd.	(774,400)	(1,181,418)	(138,066)
Hengan International Group Co. Ltd.	(10,500)	(74,354)	(13,591)
Huaneng Power International, Inc.	(672,000)	(545,612)	128,219
Huaneng Renewables Corp. Ltd.	(2,860,000)	(669,433)	(287,792)
Huatai Securities Co. Ltd.	(1,416,800)	(2,660,512)	(390,676)
Jiangsu Expressway Co. Ltd.	(270,000)	(314,977)	(62,074)
Lenovo Group Ltd.	(3,500,000)	(2,914,257)	786,837
New China Life Insurance Co. Ltd.	(287,800)	(996,382)	(34,114)
Ping An Insurance Group Co. of China Ltd.	(666,500)	(2,977,514)	24,469
Qinqin Foodstuffs Group Cayman Co. Ltd. (3)	(2,100)	(14,869)	11,891
Shandong Weigao Group Medical Polymer Co. Ltd.	(1,048,000)	(639,849)	39,324
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(530,500)	(1,284,448)	(15,762)
Shanghai Pharmaceuticals Holding Co. Ltd.	(62,300)	(130,868)	(7,274)
Shenzhou International Group Holdings Ltd.	(146,000)	(720,496)	14,488
Tingyi Cayman Islands Holding Corp.	(1,980,000)	(2,300,809)	420,672
Yanzhou Coal Mining Co. Ltd.	(982,000)	(512,023)	(127,774)

			(1,928,360)

Hong Kong
Beijing Enterprises Water Group Ltd.	(1,792,000)	(1,011,216)	(74,002)
Brilliance China Automotive Holdings Ltd.	(4,774,000)	(4,715,637)	(213,407)
China Gas Holdings Ltd.	(2,624,000)	(3,396,365)	(620,118)
China Resources Gas Group Ltd.	(484,000)	(1,228,033)	(243,879)
China State Construction International Holdings Ltd.	(530,000)	(778,884)	75,642
China Unicom Hong Kong Ltd.	(484,000)	(530,359)	25,672
COSCO Pacific Ltd.	(230,000)	(252,395)	22,757
GCL-Poly Energy Holdings Ltd.	(6,097,000)	(855,762)	54,393

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Haier Electronics Group	(43,000)	$ (66,388)	$687

			(972,255)

Total of Short Equity Positions			(2,900,615)

Total of Long and Short Equity Positions			1,530,558

Net Cash and Other Receivables/ (Payables) (b)			547,038

Swaps, at Value			$2,077,596

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	55-60 months maturity 12/21/2020	$(319,565)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Energa SA	141,285	$425,248	$(83,781)
Eurocash SA	160,355	2,076,851	(197,875)
KGHM Polska Miedz SA	45,150	725,219	36,766
PGE Polska Grupa Energetyczna SA	633,102	2,028,180	(121,185)
Polskie Gornictwo Naftowe i Gazownictwo SA	849,634	1,055,543	155,726

			(210,349)

Total of Long Equity Positions			(210,349)

Short Positions

Common Stocks
Poland
Bank Pekao SA	(47,744)	(1,664,150)	(2,799)
Bank Zachodni WBK SA	(13,938)	(927,115)	(4,952)
LPP SA	(15)	(20,029)	785
mBank SA	(10,021)	(763,921)	(24,403)
Orange Polska SA	(144,495)	(202,875)	16,548

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Poland (continued)
Polski Koncern Naftowy Orlen SA	(5,923)	$(96,609)	$(7,431)
Powszechna Kasa Oszczednosci Bank Polski SA	(207,740)	(1,260,823)	29,472

			7,220

Total of Short Equity Positions			7,220

Total of Long and Short Equity Positions			(203,129)

Net Cash and Other Receivables/ (Payables) (b)			(116,436)

Swaps, at Value			$(319,565)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	12-60 months maturity 12/22/2020	$2,185,340

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Brazil
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	275,800	$721,148	$808,832
BRF SA	164,020	1,975,881	314,160
Cia de Saneamento Basico do Estado de Sao Paulo	74,541	559,863	108,025
Cia Energetica de Minas Gerais	502,077	569,831	539,759
Cia Paranaense de Energia	5,779	40,577	11,319
Cielo SA	38,000	138,500	260,747
EDP - Energias do Brasil SA	190,700	521,745	286,814
Embraer SA	60,441	1,292,247	20,532
Equatorial Energia SA	99,400	917,939	589,940
Hypermarcas SA	4,800	40,650	(5,909)
Itau Unibanco Holding SA	45,206	274,643	152,101
JBS SA	1,318,593	3,420,556	684,270
Natura Cosmeticos SA	19,600	123,603	31,925
Odontoprev SA	134,000	340,097	213,457
Porto Seguro SA	67,800	439,920	119,821
Qualicorp SA	195,300	614,507	521,799
TOTVS SA	26,500	215,402	34,642

			4,692,234

Chile
Empresa Nacional de Electricidad SA	9,269	239,178	17,851
Enersis Americas SA	56,741	461,004	25,834
Latam Airlines Group SA	24,445	151,263	10,074

			53,759

China
Bank of China Ltd.	2,235,000	875,636	22,628
Bank of Communications Co. Ltd.	2,008,000	1,222,435	54,879

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China CITIC Bank Corp. Ltd.	3,122,000	$1,779,776	$129,913
China Construction Bank Corp.	3,632,000	2,213,543	207,686
China Telecom Corp. Ltd.	1,918,000	862,826	(269)
GOME Electrical Appliances Holding Ltd.	13,325,000	1,854,739	(261,042)
Industrial & Commercial Bank of China Ltd.	2,410,000	1,231,912	112,070
PICC Property & Casualty Co. Ltd.	2,386,000	4,091,364	(329,492)
Semiconductor Manufacturing International Corp.	21,641,000	1,966,761	(223,598)
Zhejiang Expressway Co. Ltd.	1,128,000	1,123,840	(56,718)

			(343,943)

Indonesia
AKR Corporindo Tbk. PT	45,600	26,168	(4,025)
Indofood CBP Sukses Makmur Tbk. PT	110,700	135,053	10,475
Indofood Sukses Makmur Tbk. PT	1,549,900	676,257	176,527
Matahari Department Store Tbk. PT	89,500	126,007	10,400
Media Nusantara Citra Tbk. PT	822,900	141,453	(3,397)
Semen Indonesia Persero Tbk. PT	40,600	30,620	(1,702)
Telekomunikasi Indonesia Persero Tbk. PT	1,951,800	433,186	160,641
United Tractors Tbk. PT	1,232,000	1,442,004	(51,978)

			296,941

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of
CJ CheilJedang Corp.	5,425	$1,671,910	$165,453
CJ Corp.	6,420	1,172,330	(38,849)
CJ E&M Corp.	7,354	451,894	(6,990)
DGB Financial Group, Inc.	14,313	109,111	(728)
Dongbu Insurance Co. Ltd.	59,524	3,464,901	117,880
Hana Financial Group, Inc.	16,134	281,170	46,848
Hanmi Pharm Co. Ltd.	152	85,862	8,211
Hanwha Chemical Corp.	92,162	1,926,917	(1,250)
Hanwha Corp.	115,258	3,229,575	351,040
Hanwha Life Insurance Co. Ltd.	230,621	1,287,108	(125,031)
Hyundai Department Store Co. Ltd.	4,748	505,717	28,439
Hyundai Development Co-Engineering & Construction	47,465	1,635,222	11,464
Hyundai Engineering & Construction Co. Ltd.	15,971	406,711	60,550
Hyundai Marine & Fire Insurance Co. Ltd.	84,337	2,280,107	(129,552)
Hyundai Mobis Co. Ltd.	9,431	1,904,232	170,620
Hyundai Wia Corp.	7,664	707,407	(109,931)
KB Financial Group, Inc.	26,186	645,549	99,075
Kia Motors Corp.	70,443	2,856,673	(202,423)
Korea Aerospace Industries Ltd.	4,079	224,557	36,958
Korea Electric Power Corp.	56,274	2,465,303	488,632
Korea Zinc Co. Ltd.	1,829	756,962	54,107
Korean Air Lines Co. Ltd.	53,688	1,106,150	108,255
KT Corp.	15,906	355,898	54,906
LG Chem Ltd.	6,705	1,621,026	(89,813)
LG Corp.	20,808	1,209,729	(52,558)
LG Display Co. Ltd.	7,659	144,861	32,472
LG Household & Health Care Ltd.	706	504,787	184,661
LG Uplus Corp.	62,563	510,958	83,245
Lotte Chemical Corp.	12,687	2,598,252	559,385
Mirae Asset Daewoo Co. Ltd.	190,812	1,215,023	89,836
NCSoft Corp.	18,725	3,395,005	460,724
POSCO	680	141,578	(21,116)
Posco Daewoo Corp.	99,410	1,783,476	400,172
Samsung Electronics Co. Ltd.	2,756	2,571,116	861,072
Samsung Life Insurance Co. Ltd.	3,575	305,382	7,469
Samsung Securities Co. Ltd.	4,325	130,456	3,751
Shinhan Financial Group Co. Ltd.	15,356	497,290	7,446
Shinsegae Co. Ltd.	5,892	1,087,694	(85,048)
SK Hynix, Inc.	29,519	651,977	188,044
SK Innovation Co. Ltd.	46,889	5,761,952	15,440

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
SK Networks Co. Ltd.	243,623	$1,095,188	$168,527
SK Telecom Co. Ltd.	12,103	2,091,961	181,792
S-Oil Corp.	30,218	1,978,047	24,473
Woori Bank	167,336	1,371,882	19,411
Yuhan Corp.	3,667	917,167	62,760

			4,289,829

Malaysia
AirAsia Bhd.	1,037,300	429,016	242,598

South Africa
Anglogold Ashanti Ltd.	104,690	1,535,603	355,098
Gold Fields Ltd.	215,072	808,444	245,409

			600,507

Taiwan
Casetek Holdings Ltd.	109,000	546,281	(161,959)
Cathay Financial Holding Co. Ltd.	790,000	851,963	13,936
China Airlines Ltd.	2,829,000	939,488	(88,016)
China Life Insurance Co. Ltd.	1,124,000	784,895	90,113
Compal Electronics, Inc.	988,000	536,296	88,720
Eva Airways Corp.	789,000	418,293	(58,051)
Feng TAY Enterprise Co. Ltd.	270,060	1,389,711	(266,905)
Foxconn Technology Co. Ltd.	444,770	882,794	167,842
Fubon Financial Holding Co. Ltd.	2,262,297	2,515,582	151,736
Hon Hai Precision Industry Co. Ltd.	297,000	685,287	79,870
Innolux Corp.	7,302,000	2,059,566	407,678
Inotera Memories, Inc.	2,764,842	2,326,338	(161,080)
Inventec Corp.	712,000	456,918	52,169
Lite-On Technology Corp.	380,000	480,950	42,420
Nan Ya Plastics Corp.	37,000	65,145	5,341
Pegatron Corp.	786,000	1,519,327	150,081
Pou Chen Corp.	850,000	1,086,240	57,870
Powertech Technology, Inc.	956,000	1,950,570	183,969
Radiant Opto-Electronics Corp.	772,000	1,133,533	84,381
Realtek Semiconductor Corp.	46,000	132,578	10,890
Taiwan Fertilizer Co. Ltd.	217,000	274,537	15,164
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136	25,418	4,379
Uni-President Enterprises Corp.	443,000	828,024	46,919
Zhen Ding Technology Holding Ltd.	557,000	1,120,030	(112,096)

			805,371

Total of Long Common Stocks			10,637,296

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks
Brazil
Braskem SA	346,000	$2,169,738	$(123,229)
Centrais Eletricas Brasileiras SA	372,900	1,059,709	974,101
Cia Energetica de Sao Paulo	252,100	726,129	199,930
Gerdau SA	384,372	381,760	323,016
Itausa - Investimentos Itau SA	221,210	315,727	200,749
Suzano Papel e Celulose SA	253,200	963,741	(69,899)

			1,504,668

Total of Long Equity Positions			12,141,964

Short Positions

Common Stocks
Brazil
Banco Bradesco SA	(103,221)	(689,057)	(117,099)
Banco do Brasil SA	(254,500)	(1,275,525)	(71,329)
BB Seguridade Participacoes SA	(239,600)	(1,443,049)	(638,711)
CCR SA	(176,700)	(795,309)	(128,814)
Cosan SA Industria e Comercio	(181,200)	(1,305,522)	(572,306)
Duratex SA	(9,700)	(20,492)	(5,145)
Fibria Celulose SA	(64,059)	(551,682)	118,643
Kroton Educacional SA	(46,300)	(95,471)	(100,119)
Telefonica Brasil SA	(257,303)	(2,254,213)	(1,245,107)
Tim Participacoes SA	(408,312)	(3,273,096)	(1,034,595)
WEG SA	(7,400)	(30,599)	(1,030)

			(3,795,612)

Chile
Banco Santander Chile	(40,295)	(648,347)	(132,168)
Sociedad Quimica y Minera de Chile SA	(81,412)	(1,340,468)	(672,037)

			(804,205)

China
China Communications Construction Co. Ltd.	(337,000)	(365,917)	579
China Railway Construction Corp. Ltd.	(181,500)	(217,432)	(11,220)

			(10,641)

Indonesia
Astra International Tbk. PT	(749,900)	(375,554)	(47,211)

Korea, Republic of
Amorepacific Corp.	(557)	(196,874)	(13,109)
BNK Financial Group, Inc.	(96,019)	(658,639)	(18,039)
Cheil Worldwide, Inc.	(3,344)	(56,634)	7,277

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
CJ Korea Express Corp.	(6,715)	$(1,182,789)	$(86,858)
Daewoo Engineering & Construction Co. Ltd.	(361,151)	(1,550,681)	(223,037)
Dongsuh Cos., Inc.	(18,359)	(490,678)	(43,424)
Doosan Corp.	(20,372)	(1,496,081)	(158,615)
Doosan Heavy Industries & Construction Co. Ltd.	(33,585)	(643,691)	20,307
E-MART, Inc.	(18,015)	(2,569,492)	(149,024)
GS Engineering & Construction Corp.	(54,720)	(1,074,427)	(261,165)
GS Holdings Corp.	(33,933)	(1,344,367)	(64,811)
GS Retail Co. Ltd.	(3,788)	(177,020)	(3,103)
Hankook Tire Co. Ltd.	(11,481)	(441,868)	(68,926)
Hanon Systems	(12,689)	(122,663)	6,534
Hanssem Co. Ltd.	(3,940)	(588,036)	39,291
Hotel Shilla Co. Ltd.	(22,625)	(1,242,962)	(99,405)
Hyosung Corp.	(12,666)	(1,310,470)	(75,875)
Hyundai Glovis Co. Ltd.	(20,429)	(3,283,053)	222,899
Hyundai Heavy Industries Co. Ltd.	(61,809)	(4,620,360)	(1,102,194)
Hyundai Motor Co.	(36,698)	(4,256,511)	(84,550)
Industrial Bank of Korea	(240,355)	(2,217,330)	(124,568)
Kangwon Land, Inc.	(18,636)	(593,994)	(82,215)
KCC Corp.	(8,102)	(2,721,281)	26,428
Korea Investment Holdings Co. Ltd.	(749)	(26,975)	(639)
Kumho Petrochemical Co. Ltd.	(29,713)	(1,641,376)	88,930
LG Electronics, Inc.	(7,940)	(401,999)	28,051
Lotte Chilsung Beverage Co. Ltd.	(230)	(354,590)	(2,972)
Lotte Shopping Co.	(15,948)	(3,072,242)	251,325
NAVER Corp.	(603)	(332,957)	(40,611)
NH Investment & Securities Co. Ltd.	(259,654)	(2,032,764)	(50,733)
Orion Corp.	(659)	(552,531)	11,607
Ottogi Corp.	(836)	(711,056)	111,000
Samsung C&T Corp	(60,794)	(6,780,086)	235,107
Samsung Electro-Mechanics Co. Ltd.	(53,052)	(2,450,120)	125,589
Samsung Heavy Industries Co. Ltd.	(156,489)	(1,288,489)	28,848
Samsung SDI Co. Ltd.	(46,965)	(4,229,737)	(216,884)
Samsung SDS Co. Ltd.	(15,448)	(3,134,577)	1,199,828

			(567,736)

Malaysia
SapuraKencana Petroleum Bhd.	(500,000)	(196,467)	12,733

Mexico
America Movil SAB de CV	(88,793)	(1,164,570)	75,968
Grupo Aeroportuario del Sureste SAB de CV	(2,960)	(433,218)	(39,050)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Grupo Financiero Santander Mexico SAB de CV	(347,101)	$(2,551,192)	$(603,956)

			(567,038)

Poland
Powszechny Zaklad Ubezpieczen SA	(15,828)	(132,314)	16,971
Tauron Polska Energia SA	(221,298)	(147,665)	(11,987)

			4,984

Taiwan
Advanced Semiconductor Engineering, Inc.	(1,852,000)	(1,947,039)	(159,974)
Asia Cement Corp.	(192,000)	(143,684)	(23,218)
Asustek Computer, Inc.	(5,000)	(38,829)	(2,555)
AU Optronics Corp.	(3,999,000)	(1,062,524)	(321,882)
Chang Hwa Commercial Bank Ltd.	(921,130)	(417,012)	(63,952)
Cheng Shin Rubber Industry Co. Ltd.	(269,000)	(409,077)	(158,091)
China Development Financial Holding Corp.	(2,387,000)	(545,239)	(33,716)
China Steel Corp.	(875,000)	(454,765)	(115,364)
Delta Electronics Inc.	(286,000)	(1,230,506)	(164,980)
E.Sun Financial Holding Co. Ltd.	(917,435)	(449,495)	(93,999)
Far Eastern New Century Corp.	(275,000)	(185,496)	(20,299)
Formosa Chemicals & Fibre Corp.	(795,000)	(1,681,162)	(325,987)
Formosa Plastics Corp.	(488,000)	(1,099,028)	(84,426)
Hotai Motor Co. Ltd.	(183,000)	(1,799,990)	(3,587)
Largan Precision Co. Ltd.	(8,000)	(640,237)	(99,629)
MediaTek, Inc.	(116,000)	(708,265)	(178,156)
President Chain Store Corp.	(16,000)	(103,838)	(21,176)
Quanta Computer, Inc.	(1,978,000)	(3,016,868)	(752,373)
Ruentex Industries Ltd.	(29,000)	(47,418)	3,641

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Shin Kong Financial Holding Co. Ltd.	(2,607,000)	$(485,923)	$(27,254)
SinoPac Financial Holdings Co. Ltd.	(641,135)	(159,258)	(31,012)
Taishin Financial Holding Co. Ltd.	(3,665,000)	(1,127,765)	(289,193)
Taiwan Cement Corp.	(748,000)	(621,058)	(127,083)
United Microelectronics Corp.	(299,000)	(104,284)	(12,979)
Wistron Corp.	(259,000)	(125,739)	(55,440)
Yuanta Financial Holding Co. Ltd.	(969,000)	(299,435)	(15,216)

			(3,177,900)

Total of Short Common Stocks			(8,952,626)

Preferred Stocks
Brazil
Cia Brasileira de Distribuicao	(46,500)	(578,667)	(95,752)
Petroleo Brasileiro SA	(423,100)	(902,956)	(332,507)
Vale SA	(547,901)	(1,330,463)	(881,745)

			(1,310,004)

Total of Short Equity Positions			(10,262,630)

Total of Long and Short Equity Positions			1,879,334

Net Cash and Other Receivables/ (Payables) (b)			306,006

Swaps, at Value			$2,185,340

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	1-60 months maturity ranging from 07/25/2016 - 12/24/2020	$(2,613,123)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Malta
Brait SE	203,006	$2,133,196	$(198,070)

South Africa
Anglo American Platinum Ltd.	74,841	1,945,508	(74,460)
Barclays Africa Group Ltd.	10,376	100,595	1,175
Barloworld Ltd.	185,779	914,984	10,738
Bid Corp. Ltd.	7,968	99,335	49,984
Bidvest Group Ltd. (The)	7,968	96,786	(21,616)
Exxaro Resources Ltd.	64,242	294,371	1,606
FirstRand Ltd.	77,560	207,763	28,942
Foschini Group Ltd. (The)	70,288	558,670	104,926
Imperial Holdings Ltd.	68,671	672,734	28,516
Investec Ltd.	244,608	1,720,973	(221,324)
MMI Holdings Ltd.	29,996	44,966	1,311
Mondi Ltd.	93,887	1,785,132	(69,045)
Netcare Ltd.	416,014	896,912	(13,471)
Pick n Pay Stores Ltd.	52,090	242,554	11,077
PSG Group Ltd.	51,734	654,279	29,303
Rand Merchant Investment Holdings Ltd.	22,111	55,494	6,511
RMB Holdings Ltd.	432,287	1,533,020	123,782
Sibanye Gold Ltd.	179,121	559,986	49,893
Telkom SA SOC Ltd.	116,503	455,801	69,883
Truworths International Ltd.	108,745	697,375	(64,540)
Vodacom Group Ltd.	2,871	29,844	2,870
Woolworths Holdings Ltd.	256,821	1,492,832	(22,259)

			33,802

Total of Long Equity Positions			(164,268)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
South Africa
Aspen Pharmacare Holdings Ltd.	(6,776)	$(143,807)	$(23,351)
Coronation Fund Managers Ltd.	(617,986)	(2,523,446)	(279,863)
Discovery Ltd.	(340,358)	(2,728,925)	(114,306)
Impala Platinum Holdings Ltd.	(548,172)	(1,044,218)	(721,952)
Life Healthcare Group Holdings Ltd.	(174,526)	(414,131)	(15,261)
Massmart Holdings Ltd.	(64,507)	(416,847)	(134,180)
Mr Price Group Ltd.	(5,220)	(69,712)	(3,631)
MTN Group Ltd.	(51,565)	(445,206)	(55,923)
Naspers Ltd.	(14,620)	(2,049,191)	(183,211)
Nedbank Group Ltd.	(18,281)	(210,203)	(21,860)
Pioneer Foods Group Ltd.	(31,993)	(293,709)	(81,702)
Sanlam Ltd.	(1,042,596)	(4,046,300)	(260,881)
Sasol Ltd.	(32,299)	(965,843)	92,034
Shoprite Holdings Ltd.	(83,439)	(840,654)	(104,369)
SPAR Group Ltd. (The)	(24,374)	(278,118)	(56,564)
Tiger Brands Ltd.	(65,581)	(1,235,374)	(380,299)

			(2,345,319)

Total of Short Equity Positions			(2,345,319)

Total of Long and Short Equity Positions			(2,509,587)

Net Cash and Other Receivables/ (Payables) (b)			(103,536)

Swaps, at Value			$(2,613,123)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	55-60 months maturity 12/22/2020	$293,155

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Alfa SAB de CV	158,800	$267,273	$6,159
Arca Continental SAB de CV	150,800	908,967	171,973
Gentera SAB de CV	159,500	277,119	6,504
Gruma SAB de CV	267,570	3,707,201	153,582
Grupo Lala SAB de CV	413,800	985,908	(77,848)
Grupo Mexico SAB de CV	709,100	1,318,013	353,260
Industrias Penoles SAB de CV	36,630	644,812	227,774
Kimberly-Clark de Mexico SAB de CV	359,900	805,557	43,476
OHL Mexico SAB de CV	332,400	406,880	(1,438)
Promotora y Operadora de Infraestructura SAB de CV	4,000	45,415	4,138
Wal-Mart de Mexico SAB de CV	84,900	200,187	3,721

			891,301

Total of Long Equity Positions			891,301

Short Positions

Common Stocks
Mexico
Coca-Cola Femsa SAB de CV	(44,500)	(299,468)	(69,602)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
El Puerto de Liverpool SAB de CV	(39,140)	$(426,702)	$13,477
Grupo Bimbo SAB de CV	(22,300)	(63,341)	(6,452)
Grupo Financiero Banorte SAB de CV	(450,900)	(2,102,347)	(426,089)
Grupo Financiero Inbursa SAB de CV	(1,179,300)	(1,886,167)	(113,461)
Mexichem SAB de CV	(14,200)	(31,045)	1,026

			(601,101)

Total of Short Equity Positions			(601,101)

Total of Long and Short Equity Positions			290,200

Net Cash and Other Receivables/ (Payables) (b)			2,955

Swaps, at Value			$293,155

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	55-61 months maturity 01/14/2021	$1,405,921

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	144,325	$5,936,227	$(919,595)
bpost SA	137,690	3,201,039	323,643
KBC Groep NV	45,213	2,589,366	(365,749)
Proximus SADP	147,220	4,705,572	(27,145)
Umicore SA	10,307	511,071	21,330

			(967,516)

Finland
Amer Sports OYJ	39,353	1,084,632	(4,972)
Huhtamaki OYJ	10,152	379,978	41,329
Kesko OYJ	124,527	4,758,795	529,440
Metso OYJ	35,579	719,498	116,960
Neste OYJ	45,299	1,427,824	196,549
Orion OYJ	47,565	1,486,834	360,106
Outokumpu OYJ	477,365	1,460,750	545,909
Stora Enso OYJ	89,170	731,941	(14,829)
UPM-Kymmene OYJ	252,489	4,238,336	400,081

			2,170,573

Germany
adidas AG	1,755	213,441	38,488
Allianz SE	16,136	2,335,123	(33,202)
Aurubis AG	123,701	5,857,083	(232,058)
Beiersdorf AG	2,069	179,704	16,177
Brenntag AG	57,613	2,732,938	57,949
Commerzbank AG	692,065	6,134,012	(1,627,040)
Covestro AG	39,622	1,506,975	257,803
Deutsche Lufthansa AG	240,918	3,517,787	(685,189)
E.ON SE	121,474	1,224,095	2,163
Evonik Industries AG	78,996	2,388,665	(33,907)
Freenet AG	83,816	2,643,779	(485,221)
GEA Group AG	23,119	905,690	185,559
Hannover Rueck SE	35,095	3,706,887	(29,722)
HeidelbergCement AG	15,212	1,079,611	66,341
Hella KGaA Hueck & Co.	35,589	1,426,063	(283,785)
HOCHTIEF AG	44,046	4,072,201	1,614,613
Infineon Technologies AG	68,076	948,835	36,661
KION Group AG	61,655	2,892,502	95,790

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Krones AG	4,162	$445,856	$(6,219)
LANXESS AG	64,561	2,716,649	115,830
Merck KGaA	15,056	1,325,956	204,381
METRO AG	63,743	1,796,572	163,915
MTU Aero Engines AG	13,795	1,232,331	56,508
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,476	2,924,519	(329,270)
OSRAM Licht AG	144,923	6,206,899	1,322,846
ProSiebenSat.1 Media SE	144	7,211	(912)
Rheinmetall AG	72,378	4,775,583	(470,629)
RHOEN-KLINIKUM AG	103,340	2,932,003	92,897
Rocket Internet SE	488	13,355	(3,827)
Salzgitter AG	73,172	1,622,882	311,794
Software AG	61,404	2,056,423	31,445
STADA Arzneimittel AG	34,382	1,439,976	341,946
Suedzucker AG	97,077	1,516,443	621,727
Symrise AG	12,020	769,126	50,772
Talanx AG	43,273	1,295,438	(6,638)
United Internet AG	53,694	2,672,795	(440,791)
Zalando SE	53,271	1,775,265	(365,372)

			651,823

Italy
A2A SpA	3,095,858	3,832,615	226,862
Atlantia SpA	78,153	1,945,700	6,949
Autogrill SpA	182,123	1,524,480	(52,077)
Banca Monte dei Paschi di Siena SpA	1,040,242	580,125	(136,879)
Enel SpA	1,803,770	7,488,305	519,439
FinecoBank Banca Fineco SpA	1,620	12,304	(1,724)
Hera SpA	895,370	2,446,796	(2,993)
Intesa Sanpaolo SpA	694,014	1,504,624	(182,728)
Leonardo-Finmeccanica SpA	416,981	5,214,638	(997,844)
Mediaset SpA	875,183	3,676,790	(616,228)
Mediobanca SpA	1,331,886	10,477,330	(2,803,274)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Poste Italiane SpA	372,986	$2,778,412	$(301,809)
Prysmian SpA	197,499	3,993,559	341,379
Recordati SpA	104,201	2,571,819	562,492
Snam SpA	818,463	4,658,379	234,744
Terna Rete Elettrica Nazionale SpA	438,504	2,345,596	94,724
UniCredit SpA	598,285	2,271,245	(955,464)
Unipol Gruppo Finanziario SpA	923,273	3,759,060	(1,585,006)

			(5,649,437)

Netherlands
ABN AMRO Group NV	19,061	396,133	(82,757)
Aegon NV	147,324	728,071	(144,325)
Akzo Nobel NV	12,594	805,386	(23,037)
ASM International NV	49,182	2,002,457	(104,109)
Boskalis Westminster	54,849	2,085,676	(214,084)
Delta Lloyd NV	305,980	1,442,927	(367,809)
Heineken NV	38,489	3,319,420	210,861
Koninklijke Ahold NV	240,014	5,072,452	227,675
Koninklijke DSM NV	19,366	928,866	188,367
Koninklijke Philips NV	82,652	2,090,422	(37,654)
NN Group NV	298,695	9,814,821	(1,592,218)
Randstad Holding NV	82,200	4,413,310	(1,126,052)
Wolters Kluwer NV	134,194	4,409,741	1,023,938

			(2,041,204)

Spain
Abengoa SA	5,747,307	1,320,381	264,348
Acciona SA	10,672	816,175	(37,414)
ACS Actividades de Construccion y Servicios SA	179,823	4,599,243	333,155
Almirall SA	134,515	2,426,233	(403,776)
Banco Bilbao Vizcaya Argentaria SA	69,842	399,211	946
Banco Santander SA	675,468	3,070,237	(448,963)
Bankinter SA	134,125	931,682	(65,887)
Ebro Foods SA	114,876	2,269,731	374,496
Enagas SA	165,847	4,640,322	426,350
Endesa SA	419,960	8,032,295	394,409
Ferrovial SA	118,125	2,561,206	(248,559)
Gamesa Corp. Tecnologica SA	346,527	5,753,376	1,150,841
Iberdrola SA	48,633	314,514	17,240
Industria de Diseno Textil SA	7,833	259,971	3,170
Mediaset Espana Comunicacion SA	142,227	1,389,499	216,047
Obrascon Huarte Lain SA	88,708	587,237	(274,745)
Prosegur Cia de Seguridad SA	83,284	486,821	15,093
Red Electrica Corp. SA	20,386	1,663,734	157,832
Repsol SA	251,494	2,578,078	645,793

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Sacyr SA	125,696	$200,186	$6,950

			2,527,326

United Kingdom
Dialog Semiconductor plc	48,733	1,520,964	(60,756)
Fiat Chrysler Automobiles NV	1,037,573	7,530,965	(1,144,227)

			(1,204,983)

Total of Long Common Stocks			(4,513,418)

Rights
Spain
ACS Actividades de Construccion y Servicios SA	179,823	896	125,424

Total of Long Equity Positions and Rights			(4,387,994)

Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev SA/NV	(78,002)	(9,448,740)	(865,967)
Colruyt SA	(14,230)	(727,380)	(60,080)
Solvay SA	(4,082)	(355,944)	(25,347)
Telenet Group Holding NV	(27,401)	(1,337,588)	84,640
UCB SA	(21,853)	(1,759,116)	118,232

			(748,522)

Finland
Cargotec OYJ	(23,135)	(731,937)	(210,931)
Elisa OYJ	(31,231)	(1,148,854)	(51,140)
Fortum OYJ	(99,460)	(1,423,649)	(174,319)
Kone OYJ	(72,816)	(3,027,003)	(333,481)
Nokia OYJ	(1,030,532)	(6,548,574)	679,240
Nokian Renkaat OYJ	(131,720)	(4,193,497)	(527,598)
Sampo OYJ	(13,819)	(611,417)	46,271
Wartsila OYJ Abp	(14,977)	(679,942)	68,861

			(503,097)

Germany
Axel Springer SE	(7,582)	(405,333)	7,251
BASF SE	(28,540)	(1,928,652)	(259,759)
Bayer AG	(11,005)	(1,125,965)	20,679
Bayerische Motoren Werke AG	(94,705)	(8,270,824)	1,378,657
Bilfinger SE	(6,198)	(276,383)	94,715
Continental AG	(4,305)	(925,269)	110,648
Daimler AG	(129,938)	(9,224,252)	1,448,978
Deutsche Bank AG	(45,449)	(826,036)	197,789
Deutsche Post AG	(5,007)	(144,435)	3,375
Deutsche Telekom AG	(179,295)	(3,045,559)	(11,829)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Duerr AG	(11,167)	$(765,498)	$(82,432)
Fielmann AG	(4,996)	(364,643)	(761)
Fraport AG Frankfurt Airport Services Worldwide	(26,858)	(1,591,288)	153,287
Fresenius Medical Care AG & Co. KGaA	(8,804)	(722,976)	(43,910)
HUGO BOSS AG	(23,641)	(1,585,060)	241,020
K+S AG	(171,830)	(3,843,431)	325,692
Linde AG	(9,051)	(1,297,613)	36,477
MAN SE	(13,701)	(1,387,168)	(11,144)
RWE AG	(114,139)	(1,400,305)	(417,382)
SAP SE	(103,305)	(8,148,339)	389,600
Siemens AG	(1,341)	(121,279)	(16,336)
Telefonica Deutschland Holding AG	(416,036)	(2,064,889)	351,199
ThyssenKrupp AG	(60,124)	(1,054,844)	(153,670)
Wacker Chemie AG	(28,449)	(2,097,072)	(394,297)

			3,367,847

Italy
Assicurazioni Generali SpA	(54,639)	(914,815)	270,491
Azimut Holding SpA	(268,292)	(5,633,627)	1,256,209
Banca Generali SpA	(32,250)	(865,363)	218,962
Banca Mediolanum SpA	(43,658)	(290,068)	(9,580)
Banca Popolare dell’Emilia Romagna SC	(45,792)	(287,631)	119,509
Banco Popolare SC	(132,049)	(367,665)	50,837
Buzzi Unicem SpA	(40,014)	(652,889)	(48,317)
Davide Campari-Milano SpA	(55,856)	(468,275)	(84,620)
Eni SpA	(93,556)	(1,376,943)	(129,980)
Luxottica Group SpA	(142,633)	(7,608,071)	656,475
Moncler SpA	(2,813)	(45,153)	743
Saipem SpA	(3,385,424)	(1,314,687)	(38,906)
Salvatore Ferragamo SpA	(292,450)	(6,706,505)	745,239
Telecom Italia SpA	(3,927,302)	(3,883,459)	657,930
Unione di Banche Italiane SpA	(183,356)	(539,314)	32,966
UnipolSai SpA	(69,194)	(141,334)	36,912

			3,734,870

Luxembourg
APERAM SA	(27,685)	(859,802)	(109,314)
ArcelorMittal	(1,034,119)	(5,003,427)	288,671
Tenaris SA	(921,030)	(9,656,205)	(3,655,549)

			(3,476,192)

Netherlands
Altice NV	(326,581)	(4,769,542)	(106,783)
ASML Holding NV	(41,875)	(3,614,978)	(507,122)
Fugro NV	(39,233)	(544,651)	(146,078)
Gemalto NV	(71,896)	(4,554,932)	199,189
Koninklijke KPN NV	(936,204)	(3,526,118)	189,077
Koninklijke Vopak NV	(86,150)	(3,667,160)	(621,342)
OCI NV	(20,785)	(288,661)	7,091
QIAGEN NV	(101,481)	(2,233,383)	21,882
SBM Offshore NV	(473,963)	(5,568,197)	75,395

			(888,691)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain
Abertis Infraestructuras SA	(135,515)	$(2,016,264)	$13,678
Acerinox SA	(32,934)	(351,817)	(14,521)
Aena SA	(25,674)	(2,849,069)	(554,034)
Amadeus IT Holding SA	(113,121)	(4,660,882)	(323,088)
Atresmedia Corp. de Medios de Comunicacion SA	(174,513)	(1,789,437)	83,676
Banco de Sabadell SA	(3,096,178)	(5,278,196)	1,178,064
Bankia SA	(2,317,837)	(2,428,872)	741,555
CaixaBank SA	(2,790,347)	(8,394,519)	2,244,671
Cellnex Telecom SAU	(189,643)	(3,295,301)	319,318
Distribuidora Internacional de Alimentacion SA	(213,223)	(1,228,341)	(16,219)
Gas Natural SDG SA	(42,080)	(793,345)	(43,106)
Grifols SA	(10,889)	(230,055)	(17,304)
Mapfre SA	(88,221)	(196,155)	2,407
Tecnicas Reunidas SA	(18,947)	(560,942)	(6,936)
Telefonica SA	(329,973)	(3,511,555)	378,853
Zardoya Otis SA	(80,758)	(852,557)	89,935

			4,076,949

Switzerland
STMicroelectronics NV	(300,961)	(1,837,027)	69,598

United Kingdom
CNH Industrial NV	(732,740)	(4,340,532)	(974,511)
RELX NV	(65,853)	(1,101,036)	(38,263)
Unilever NV	(24,481)	(1,071,103)	(72,223)

			(1,084,997)

Total of Short Common Stocks			4,547,765

Preferred Stocks
Germany
FUCHS PETROLUB SE	(56,721)	(2,373,081)	141,624
Henkel AG & Co. KGaA	(20,946)	(2,260,916)	(298,906)
Schaeffler AG	(13,229)	(202,271)	27,536
Volkswagen AG	(45,487)	(6,019,796)	510,395

			380,649

Total of Short Equity Positions			4,928,414

Total of Long and Short Equity Positions and Rights			540,420

Net Cash and Other Receivables/ (Payables) (b)			865,501

Swaps, at Value			$1,405,921

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	56-61 months maturity 01/14/2021	$620,483

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Actelion Ltd.	8,002	$1,264,320	$83,197
Adecco Group AG	80,090	4,952,957	(913,371)
Baloise Holding AG	19,000	2,377,295	(261,068)
Clariant AG	64,176	1,083,997	537
DKSH Holding AG	6,122	379,877	21,162
Flughafen Zurich AG	23,431	3,471,814	674,793
Galenica AG	1,398	1,952,750	(68,135)
GAM Holding AG	104,275	1,480,529	(367,355)
Geberit AG	2,369	810,635	86,654
Georg Fischer AG	1,735	1,241,150	145,824
Givaudan SA	1,303	2,370,930	252,692
Helvetia Holding AG	2,615	1,428,794	(68,344)
Lonza Group AG	66,499	10,130,375	915,893
OC Oerlikon Corp. AG	280,077	2,401,021	58,046
Partners Group Holding AG	7,280	2,662,085	457,872
Schindler Holding AG	2,154	339,826	50,152
Sika AG	762	2,740,831	454,282
Straumann Holding AG	6,410	1,897,775	631,026
Sunrise Communications Group AG	8,668	510,492	43,722
Swiss Life Holding AG	48,977	13,003,321	(1,684,841)
Swiss Re AG	68,058	6,464,949	(520,735)
UBS Group AG	347,476	5,899,801	(1,391,093)
Zurich Insurance Group AG	11,101	2,594,297	151,899

			(1,247,191)

Total of Long Equity Positions			(1,247,191)

Short Positions
Common Stocks
Austria
ams AG	(110,517)	(3,205,502)	137,277

Switzerland
Aryzta AG	(1,961)	(74,754)	2,283
Barry Callebaut AG	(2,423)	(2,656,166)	(327,154)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	(322)	$(1,931,449)	$11,002
Cie Financiere Richemont SA	(147,496)	(9,542,875)	909,240
Credit Suisse Group AG	(707,598)	(9,575,675)	2,038,044
Dufry AG	(10,784)	(1,154,023)	(135,777)
EMS-Chemie Holding AG	(1,807)	(792,800)	(140,168)
Julius Baer Group Ltd.	(70,999)	(3,032,074)	174,484
Kuehne + Nagel International AG	(19,060)	(2,563,509)	(106,981)
LafargeHolcim Ltd.	(150,588)	(6,572,351)	272,121
Nestle SA	(48,316)	(3,602,488)	(140,955)
Novartis AG	(17,933)	(1,265,111)	(215,053)
Roche Holding AG	(6,465)	(1,701,244)	(4,739)
SGS SA	(2,967)	(5,750,513)	(1,046,146)
Sonova Holding AG	(22,919)	(2,827,449)	(214,479)
Swatch Group AG (The)	(23,956)	(7,906,638)	935,398
Swisscom AG	(2,476)	(1,207,954)	(22,137)
Syngenta AG	(109)	(41,986)	146

			1,989,129

Total of Short Equity Positions			2,126,406

Total of Long and Short Equity Positions			879,215

Net Cash and Other Receivables/ (Payables) (b)			(258,732)

Swaps, at Value			$620,483

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	56-61 months maturity 01/14/2021	$253,527

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moeller - Maersk A/S	133	$154,714	$19,004
Danske Bank A/S	193,549	5,129,439	(35,156)
DSV A/S	126,048	4,745,109	554,975
Genmab A/S	4,289	710,991	71,096
H Lundbeck A/S	48,697	1,611,387	214,134
ISS A/S	97,485	3,376,109	290,333
Jyske Bank A/S	35,046	1,461,028	(130,605)
Novo Nordisk A/S	41,640	2,265,970	(23,535)
Pandora A/S	14,945	1,914,628	120,873
TDC A/S	892,601	4,383,836	(9,670)
Vestas Wind Systems A/S	42,435	2,711,363	172,921

			1,244,370

Total of Long Equity Positions			1,244,370

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(19,953)	(1,580,033)	(323,643)
Chr Hansen Holding A/S	(48,196)	(2,947,000)	(218,287)
Coloplast A/S	(8,885)	(708,019)	42,935

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Denmark (continued)
GN Store Nord A/S	(3,265)	$(64,389)	$5,409
Novozymes A/S	(96,513)	(4,209,983)	(424,657)
Topdanmark A/S	(26,193)	(663,049)	38,809
Tryg A/S	(116,821)	(2,146,236)	54,614
William Demant Holding A/S	(133,701)	(2,428,484)	(174,111)

			(998,931)

Total of Short Equity Positions			(998,931)

Total of Long and Short Equity Positions			245,439

Net Cash and Other Receivables/ (Payables) (b)			8,088

Swaps, at Value			$253,527

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	55-61 months maturity 01/14/2021	$(15,825,662)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	387,700	$9,610,802	$(476,216)
Alfresa Holdings Corp.	197,200	4,119,609	312
Amada Holdings Co. Ltd.	519,200	5,547,921	(276,934)
Aozora Bank Ltd.	267,000	1,045,045	(118,825)
Asahi Glass Co. Ltd.	35,000	223,384	(33,443)
Astellas Pharma, Inc.	294,800	4,479,603	143,552
Bandai Namco Holdings, Inc.	480,100	11,822,336	567,373
Bank of Kyoto Ltd. (The)	11,000	89,037	(21,567)
Benesse Holdings, Inc.	16,600	519,121	(129,423)
Bridgestone Corp.	54,100	2,139,639	(401,030)
Chiba Bank Ltd. (The)	14,000	101,206	(35,045)
Chiyoda Corp.	271,000	2,137,484	(345,332)
Chubu Electric Power Co., Inc.	413,700	6,046,154	(158,779)
Chugoku Bank Ltd. (The)	92,500	1,246,083	(302,278)
Citizen Holdings Co. Ltd.	298,300	1,778,968	(327,075)
Concordia Financial Group Ltd.	852,600	4,960,946	(1,668,283)
Dai Nippon Printing Co. Ltd.	172,000	1,783,600	133,328
Daicel Corp.	308,700	4,700,072	(1,501,301)
Don Quijote Holdings Co. Ltd.	86,300	3,257,272	(50,128)
East Japan Railway Co.	35,400	3,648,862	(368,226)
Eisai Co. Ltd.	4,500	262,563	(11,301)
Ezaki Glico Co. Ltd.	16,000	959,130	(23,133)
FamilyMart Co. Ltd.	7,700	428,406	40,842
Fuji Electric Co. Ltd.	700,000	3,015,159	(100,686)
Fuji Heavy Industries Ltd.	199,800	8,335,132	(1,467,329)
FUJIFILM Holdings Corp.	141,900	6,198,930	(693,149)
Fujitsu Ltd.	541,000	2,765,724	(776,295)
Fukuoka Financial Group, Inc.	1,263,000	6,208,760	(2,044,333)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
GungHo Online Entertainment, Inc.	542,100	$1,587,316	$(118,420)
Gunma Bank Ltd. (The)	252,000	1,424,356	(509,224)
Hachijuni Bank Ltd. (The)	174,700	1,101,400	(340,534)
Hakuhodo DY Holdings, Inc.	103,000	1,255,466	(20,927)
Hankyu Hanshin Holdings, Inc.	89,000	624,422	39,211
Haseko Corp.	130,000	1,472,547	(163,732)
Hikari Tsushin, Inc.	15,900	1,229,799	102,199
Hirose Electric Co. Ltd.	14,300	1,821,971	(63,558)
Hiroshima Bank Ltd. (The)	184,000	820,989	(206,178)
Hisamitsu Pharmaceutical Co., Inc.	35,900	1,918,075	151,970
Hitachi Chemical Co. Ltd.	176,700	3,376,229	(76,109)
Hitachi High-Technologies Corp.	229,800	6,841,579	(552,463)
Hitachi Metals Ltd.	254,500	3,115,496	(529,987)
Hokuhoku Financial Group, Inc.	1,068,000	2,080,866	(864,487)
Hoshizaki Electric Co. Ltd.	13,200	1,065,257	226,945
Hoya Corp.	195,900	8,523,251	(1,526,488)
Ibiden Co. Ltd.	76,100	1,137,092	(276,671)
Idemitsu Kosan Co. Ltd.	33,500	739,946	(12,658)
Isetan Mitsukoshi Holdings Ltd.	134,800	1,744,364	(544,536)
Isuzu Motors Ltd.	149,000	1,670,047	165,183
ITOCHU Corp.	60,300	780,447	(42,784)
Izumi Co. Ltd.	9,500	396,736	(26,649)
J Front Retailing Co. Ltd.	288,900	4,299,414	(1,303,995)
Japan Airlines Co. Ltd.	360,000	14,956,246	(3,374,104)
Japan Petroleum Exploration Co. Ltd.	23,100	616,360	(150,732)
Japan Tobacco, Inc.	120,900	5,271,769	(399,233)
JSR Corp.	27,000	433,813	(76,249)
JTEKT Corp.	407,800	6,663,643	(2,041,443)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kajima Corp.	965,000	$6,145,454	$558,140
Kaken Pharmaceutical Co. Ltd.	60,600	4,239,051	(265,990)
Kamigumi Co. Ltd.	241,000	2,337,708	(110,189)
Kaneka Corp.	409,000	3,851,104	(1,122,151)
Kansai Electric Power Co., Inc. (The)	72,500	807,487	(101,391)
Kao Corp.	54,500	3,019,906	154,291
Keisei Electric Railway Co. Ltd.	81,000	1,196,936	(152,864)
Koito Manufacturing Co. Ltd.	43,600	1,960,575	46,963
Komatsu Ltd.	80,900	1,450,194	(44,825)
Konami Holdings Corp.	257,000	7,629,955	2,174,555
Konica Minolta, Inc.	599,400	6,057,316	(1,690,949)
Kose Corp.	33,100	3,265,119	(460,232)
Kurita Water Industries Ltd.	48,400	1,170,941	(92,020)
Kyocera Corp.	33,700	1,674,968	(71,427)
Kyowa Hakko Kirin Co. Ltd.	500	9,796	(1,268)
Kyushu Financial Group, Inc.	54,000	311,729	(44,071)
Mabuchi Motor Co. Ltd.	20,700	1,061,687	(184,944)
Mazda Motor Corp.	89,300	1,604,483	(422,750)
Medipal Holdings Corp.	295,200	5,357,100	(503,767)
MEIJI Holdings Co. Ltd.	114,200	10,398,256	1,336,404
Miraca Holdings, Inc.	40,300	1,943,111	(195,377)
Mitsubishi Chemical Holdings Corp.	956,100	5,663,348	(1,280,595)
Mitsubishi Corp.	120,400	2,198,870	(78,947)
Mitsubishi Electric Corp.	303,000	3,267,094	350,228
Mitsubishi Gas Chemical Co., Inc.	207,000	1,182,488	(102,586)
Mitsubishi Motors Corp.	1,040,800	6,679,808	(1,875,127)
Mitsubishi Tanabe Pharma Corp.	312,400	5,935,950	(291,448)
Mitsubishi UFJ Lease & Finance Co. Ltd.	301,700	1,559,515	(400,211)
Mitsui & Co. Ltd.	94,500	1,187,248	(59,185)
Mitsui Chemicals, Inc.	1,661,000	6,094,714	9,067
Mixi, Inc.	33,800	1,360,484	36,989
MS&AD Insurance Group Holdings, Inc.	161,700	4,845,020	(655,353)
Nankai Electric Railway Co. Ltd.	165,000	991,930	(61,527)
Nexon Co. Ltd.	574,000	9,932,997	(1,437,773)
NHK Spring Co. Ltd.	514,000	5,402,190	(1,230,629)
Nintendo Co. Ltd.	20,200	3,008,555	(105,831)
Nippon Express Co. Ltd.	1,195,000	5,961,950	(501,140)
Nippon Shokubai Co. Ltd.	77,400	5,111,105	(659,340)
Nippon Telegraph & Telephone Corp.	149,800	7,002,684	22,175
Nippon Yusen KK	1,241,000	2,782,988	(599,776)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nisshin Seifun Group, Inc.	154,000	$2,712,895	$(237,363)
Nitori Holdings Co. Ltd.	12,400	1,281,450	222,472
Nitto Denko Corp.	65,900	4,319,263	(138,949)
NOK Corp.	179,400	4,051,461	(1,000,651)
Nomura Holdings, Inc.	32,900	195,405	(78,394)
NSK Ltd.	186,900	2,060,810	(692,714)
NTN Corp.	873,000	3,389,959	(1,034,293)
NTT Data Corp.	4,300	210,346	(7,263)
Obayashi Corp.	667,000	6,700,839	400,648
Obic Co. Ltd.	8,800	498,810	(14,402)
Oji Holdings Corp.	4,000	15,805	(449)
Oracle Corp. Japan	37,100	2,025,047	(46,762)
ORIX Corp.	202,600	3,113,105	(491,367)
Osaka Gas Co. Ltd.	591,000	2,457,040	(184,946)
Otsuka Corp.	80,200	4,632,857	(882,597)
Otsuka Holdings Co. Ltd.	22,800	885,650	165,040
Panasonic Corp.	362,900	3,783,657	(661,432)
Pola Orbis Holdings, Inc.	31,600	2,396,369	577,511
Renesas Electronics Corp.	121,800	861,530	(164,879)
Resona Holdings, Inc.	1,420,900	7,090,815	(1,897,550)
Rohm Co. Ltd.	65,500	3,274,629	(689,338)
Sankyo Co. Ltd.	124,800	5,232,512	(553,381)
Sanrio Co. Ltd.	20,100	469,119	(111,232)
Santen Pharmaceutical Co. Ltd.	380,600	6,784,175	(802,214)
Secom Co. Ltd.	39,800	3,170,676	(228,150)
Sega Sammy Holdings, Inc.	98,700	1,048,178	14,831
Seiko Epson Corp.	39,000	672,429	(47,195)
Sekisui Chemical Co. Ltd.	257,200	3,470,222	(301,313)
Seven & i Holdings Co. Ltd.	85,200	4,184,882	(612,607)
Sharp Corp.	99,000	124,694	(17,488)
Shimadzu Corp.	321,000	5,427,635	(601,951)
Shimamura Co. Ltd.	36,300	4,680,966	719,992
Shimizu Corp.	458,000	3,996,222	294,786
Shin-Etsu Chemical Co. Ltd.	17,600	1,049,318	(18,160)
Shionogi & Co. Ltd.	151,700	7,989,025	303,818
Shiseido Co. Ltd.	42,600	1,040,776	69,285
Sohgo Security Services Co. Ltd.	4,600	255,376	(27,975)
Sojitz Corp.	2,976,500	6,947,467	105,448
Sompo Japan Nipponkoa Holdings, Inc.	137,400	4,238,376	(581,860)
Sony Corp.	72,800	1,969,383	175,449
Sugi Holdings Co. Ltd.	39,900	2,281,129	(56,389)
Sumitomo Chemical Co. Ltd.	1,195,590	6,479,970	(1,546,893)
Sumitomo Corp.	197,400	2,095,305	(105,532)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Electric Industries Ltd.	330,400	$4,818,586	$(445,595)
Sumitomo Heavy Industries Ltd.	994,000	4,702,033	(335,493)
Sundrug Co. Ltd.	24,600	1,979,840	329,977
Suntory Beverage & Food Ltd.	22,600	1,070,313	(47,638)
Suzuken Co. Ltd.	95,320	3,617,908	(617,591)
Suzuki Motor Corp.	180,700	4,852,935	40,047
Taisei Corp.	726,000	5,051,152	914,171
Takashimaya Co. Ltd.	476,000	4,462,795	(1,053,423)
Takeda Pharmaceutical Co. Ltd.	35,800	1,910,205	(366,216)
TDK Corp.	90,200	5,996,608	(947,546)
Teijin Ltd.	868,000	3,300,781	(424,621)
Toho Gas Co. Ltd.	186,000	1,400,546	121,440
Tohoku Electric Power Co., Inc.	101,700	1,465,235	(181,727)
Tokio Marine Holdings, Inc.	34,200	1,157,137	(18,582)
Tokyo Broadcasting System Holdings, Inc.	29,900	487,581	(83,151)
Tokyo Electric Power Co. Holdings, Inc.	497,200	2,909,018	(803,357)
Tokyo Gas Co. Ltd.	77,000	381,834	(63,919)
Tokyu Corp.	330,000	2,959,888	(62,590)
Toppan Printing Co. Ltd.	427,000	4,088,259	(416,602)
Tosoh Corp.	864,000	4,519,072	(533,761)
Toyo Seikan Group Holdings Ltd.	136,700	2,763,303	(151,232)
Toyo Suisan Kaisha Ltd.	93,300	3,634,539	149,994
Toyoda Gosei Co. Ltd.	103,200	2,379,562	(541,638)
Toyota Boshoku Corp.	282,200	5,711,772	179,130
Toyota Tsusho Corp.	86,600	2,091,597	(227,155)
Trend Micro, Inc.	24,300	1,046,690	(177,626)
USS Co. Ltd.	286,300	4,775,791	(44,229)
West Japan Railway Co.	108,800	7,924,402	(1,029,386)
Yamaguchi Financial Group, Inc.	279,000	3,315,207	(676,901)
Yamaha Corp.	93,400	2,478,969	38,479
Yamazaki Baking Co. Ltd.	327,000	7,826,586	1,302,491

			(50,055,887)

Total of Long Equity Positions			(50,055,887)

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(48,249)	(3,007,982)	(230,094)
Acom Co. Ltd.	(744,630)	(3,798,176)	190,781
Advantest Corp.	(192,000)	(1,822,168)	(319,791)
Aeon Co. Ltd.	(437,000)	(6,610,151)	(174,959)
AEON Financial Service Co. Ltd.	(324,000)	(7,570,980)	555,428

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Aisin Seiki Co. Ltd.	(34,200)	$(1,414,307)	$21,228
Alps Electric Co. Ltd.	(61,200)	(1,343,563)	180,867
ANA Holdings, Inc.	(134,000)	(425,337)	43,489
Asahi Group Holdings Ltd.	(400)	(14,095)	1,161
Asahi Kasei Corp.	(561,000)	(4,051,368)	147,350
Asics Corp.	(489,500)	(10,370,534)	2,100,474
Brother Industries Ltd.	(166,100)	(2,046,442)	264,799
Calbee, Inc.	(175,500)	(7,429,212)	87,004
Canon, Inc.	(214,100)	(6,485,640)	373,041
Casio Computer Co. Ltd.	(105,500)	(2,177,171)	657,946
Central Japan Railway Co.	(18,500)	(3,551,662)	261,186
Chugai Pharmaceutical Co. Ltd.	(167,400)	(5,935,342)	(30,496)
Chugoku Electric Power Co., Inc. (The)	(141,100)	(2,052,652)	258,826
Credit Saison Co. Ltd.	(134,013)	(2,707,458)	456,242
CYBERDYNE, Inc.	(16,900)	(394,037)	13,104
Daido Steel Co. Ltd.	(111,000)	(414,882)	34,696
Daihatsu Motor Co. Ltd.	(95,500)	(1,480,448)	236,463
Dai-ichi Life Insurance Co. Ltd. (The)	(17,200)	(231,663)	39,119
Daiichi Sankyo Co. Ltd.	(39,100)	(876,314)	(73,625)
Daikin Industries Ltd.	(19,500)	(1,486,020)	(152,853)
Daiwa Securities Group, Inc.	(398,000)	(2,588,542)	491,731
DeNA Co. Ltd.	(291,900)	(5,209,278)	(1,619,288)
Denso Corp.	(87,700)	(4,081,364)	995,611
Dentsu, Inc.	(100)	(5,987)	1,299
Disco Corp.	(31,900)	(3,156,907)	271,877
Electric Power Development Co. Ltd.	(61,300)	(1,976,535)	548,351
FANUC Corp.	(23,700)	(3,744,371)	(110,985)
Fast Retailing Co. Ltd.	(15,600)	(5,421,234)	1,232,939
Hamamatsu Photonics KK	(175,200)	(5,047,211)	131,253
Hino Motors Ltd.	(163,500)	(2,001,689)	373,236
Hitachi Capital Corp.	(5,500)	(120,929)	11,770
Hitachi Construction Machinery Co. Ltd.	(109,595)	(1,795,064)	195,411
Hitachi Ltd.	(850,000)	(4,863,794)	1,302,417
Hokuriku Electric Power Co.	(56,600)	(802,838)	101,499
Honda Motor Co. Ltd.	(103,000)	(3,362,537)	778,755
IHI Corp.	(1,674,000)	(4,175,681)	(336,572)
Iida Group Holdings Co. Ltd.	(92,400)	(1,899,088)	6,821
Inpex Corp.	(513,100)	(4,829,953)	817,203
Itochu Techno-Solutions Corp.	(7,600)	(177,058)	13,330
Iyo Bank Ltd. (The)	(132,700)	(976,495)	163,752
Japan Airport Terminal Co. Ltd.	(51,700)	(2,134,407)	258,666
Japan Display, Inc.	(1,082,500)	(2,674,628)	913,598

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Japan Post Bank Co. Ltd.	(236,600)	$(3,066,422)	$284,327
Japan Post Holdings Co. Ltd.	(39,100)	(540,533)	64,866
JFE Holdings, Inc.	(426,400)	(5,969,214)	406,741
JGC Corp.	(14,000)	(223,897)	23,479
JX Holdings, Inc.	(454,800)	(1,902,483)	127,253
Kakaku.com, Inc.	(552,800)	(11,398,088)	414,126
Kansai Paint Co. Ltd.	(267,300)	(4,546,063)	(850,637)
Kawasaki Heavy Industries Ltd.	(973,000)	(3,002,753)	259,240
KDDI Corp.	(174,000)	(5,051,327)	(239,967)
Keikyu Corp.	(312,000)	(2,969,086)	(170,599)
Keio Corp.	(36,000)	(357,752)	18,169
Kewpie Corp.	(85,500)	(2,299,527)	(427,648)
Keyence Corp.	(7,200)	(4,522,007)	(390,758)
Kikkoman Corp.	(190,000)	(6,845,754)	(165,245)
Kintetsu Group Holdings Co. Ltd.	(643,000)	(2,925,692)	174,012
Kirin Holdings Co. Ltd.	(58,700)	(955,664)	(34,380)
Kobayashi Pharmaceutical Co. Ltd.	(1,800)	(77,136)	(2,796)
Kobe Steel Ltd.	(4,787,000)	(4,259,887)	325,573
Kubota Corp.	(399,600)	(6,391,705)	986,984
Kuraray Co. Ltd.	(243,300)	(3,296,515)	393,585
Kyushu Electric Power Co., Inc.	(871,200)	(10,315,426)	1,577,806
Lawson, Inc.	(7,600)	(636,342)	29,598
LIXIL Group Corp.	(111,100)	(2,638,768)	814,300
M3, Inc.	(415,300)	(9,815,283)	(4,678,681)
Makita Corp.	(69,300)	(4,384,600)	(216,717)
Marubeni Corp.	(332,500)	(1,792,989)	290,843
Marui Group Co. Ltd.	(336,300)	(5,503,609)	976,374
Maruichi Steel Tube Ltd.	(26,200)	(853,835)	(61,861)
Minebea Co. Ltd.	(910,500)	(7,975,402)	1,789,548
MISUMI Group, Inc.	(239,300)	(3,531,378)	(789,115)
Mitsubishi Heavy Industries Ltd.	(733,000)	(3,119,182)	171,627
Mitsubishi Logistics Corp.	(194,000)	(2,802,212)	88,089
Mitsubishi Materials Corp.	(238,000)	(709,144)	139,287
Mitsubishi UFJ Financial Group, Inc.	(652,400)	(3,193,505)	268,891
Mitsui OSK Lines Ltd.	(1,775,000)	(4,287,387)	512,841
Mizuho Financial Group, Inc.	(452,000)	(925,681)	275,227
Murata Manufacturing Co. Ltd.	(21,200)	(2,701,599)	324,768
Nabtesco Corp.	(99,700)	(2,323,254)	(55,604)
Nagoya Railroad Co. Ltd.	(182,000)	(977,835)	(47,632)
NGK Insulators Ltd.	(113,000)	(2,580,943)	296,393
NGK Spark Plug Co. Ltd.	(447,500)	(10,385,404)	3,630,489

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
NH Foods Ltd.	(59,000)	$(1,400,962)	$(44,184)
Nidec Corp.	(102,900)	(7,741,962)	(91,097)
Nikon Corp.	(28,495)	(469,351)	83,534
Nippon Electric Glass Co. Ltd.	(119,000)	(570,100)	73,335
Nippon Paint Holdings Co. Ltd.	(435,500)	(9,964,303)	(802,033)
Nippon Steel & Sumitomo Metal Corp.	(279,600)	(5,699,393)	286,439
Nissan Chemical Industries Ltd.	(90,000)	(2,431,899)	(194,057)
Nissan Motor Co. Ltd.	(679,500)	(7,177,059)	1,112,984
Nissin Foods Holdings Co. Ltd.	(28,000)	(1,550,463)	21,356
Nomura Research Institute Ltd.	(6,400)	(254,448)	19,727
Odakyu Electric Railway Co. Ltd.	(358,000)	(4,255,935)	58,048
Olympus Corp.	(39,300)	(1,661,116)	193,591
Omron Corp.	(137,300)	(4,364,075)	(117,503)
Ono Pharmaceutical Co. Ltd.	(81,425)	(3,255,203)	(291,757)
Oriental Land Co. Ltd.	(35,900)	(2,583,956)	259,453
Park24 Co. Ltd.	(33,900)	(1,041,696)	(123,257)
Pigeon Corp.	(178,200)	(4,636,583)	(690,610)
Rakuten, Inc.	(624,400)	(7,264,327)	487,503
Recruit Holdings Co. Ltd.	(76,000)	(2,724,882)	(51,711)
Ricoh Co. Ltd.	(951,600)	(10,396,748)	2,147,817
Rinnai Corp.	(29,800)	(3,032,879)	399,661
Ryohin Keikaku Co. Ltd.	(15,400)	(3,584,680)	(168,264)
Seibu Holdings, Inc.	(291,400)	(6,164,369)	1,228,844
Sekisui House Ltd.	(149,200)	(2,758,446)	145,643
Seven Bank Ltd.	(510,200)	(2,352,437)	768,821
Shikoku Electric Power Co., Inc.	(346,673)	(5,619,392)	1,512,916
Shimano, Inc.	(31,600)	(5,178,466)	346,902
Shinsei Bank Ltd.	(3,695,000)	(6,702,221)	1,318,672
Shizuoka Bank Ltd. (The)	(139,000)	(1,154,790)	175,866
SMC Corp.	(1,800)	(458,378)	15,531
SoftBank Group Corp.	(6,800)	(335,237)	(49,317)
Sony Financial Holdings, Inc.	(360,800)	(5,186,896)	1,107,376
Stanley Electric Co. Ltd.	(88,200)	(2,157,995)	274,370
Sumco Corp.	(466,700)	(3,565,255)	575,447
Sumitomo Dainippon Pharma Co. Ltd.	(77,600)	(994,160)	(350,867)
Sumitomo Metal Mining Co. Ltd.	(389,000)	(4,579,293)	622,235
Sumitomo Mitsui Financial Group, Inc.	(59,500)	(2,233,671)	515,605
Sumitomo Mitsui Trust Holdings, Inc.	(22,000)	(85,159)	13,575

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Rubber Industries Ltd.	(98,400)	$(1,480,501)	$163,131
Suruga Bank Ltd.	(100,000)	(2,125,537)	(134,378)
Sysmex Corp.	(38,200)	(2,686,649)	56,255
T&D Holdings, Inc.	(246,900)	(2,468,000)	371,318
Taiheiyo Cement Corp.	(265,000)	(682,347)	54,677
Taisho Pharmaceutical Holdings Co. Ltd.	(12,400)	(1,071,506)	(233,346)
Taiyo Nippon Sanso Corp.	(524,916)	(5,203,887)	379,392
Terumo Corp.	(17,300)	(616,775)	(121,508)
THK Co. Ltd.	(90,900)	(1,810,471)	261,134
Tobu Railway Co. Ltd.	(148,000)	(801,205)	(11,097)
Toho Co. Ltd.	(23,100)	(664,806)	25,136
Toray Industries, Inc.	(486,000)	(4,736,569)	589,581
TOTO Ltd.	(52,300)	(1,890,948)	(198,919)
Toyota Industries Corp.	(50,300)	(2,375,781)	375,859
Toyota Motor Corp.	(110,600)	(7,153,310)	1,700,892
Tsuruha Holdings, Inc.	(10,000)	(1,117,392)	(93,494)
Unicharm Corp.	(267,000)	(5,679,878)	(318,965)
Yahoo Japan Corp.	(3,327,900)	(14,588,837)	(168,276)
Yakult Honsha Co. Ltd.	(129,968)	(6,645,456)	(109,392)
Yamada Denki Co. Ltd.	(1,359,970)	(7,308,667)	129,627
Yamaha Motor Co. Ltd.	(582,700)	(11,163,921)	2,275,000

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yamato Holdings Co. Ltd.	(240,100)	$(5,532,961)	$20,026
Yaskawa Electric Corp.	(733,900)	(10,092,333)	510,226
Yokogawa Electric Corp.	(72,400)	(871,566)	55,104
Yokohama Rubber Co. Ltd. (The)	(220,900)	(3,617,798)	847,268

			35,232,701

Total of Short Equity Positions			35,232,701

Total of Long and Short Equity Positions			(14,823,186)

Net Cash and Other Receivables/ (Payables) (b)			(1,002,476)

Swaps, at Value			$(15,825,662)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	55-61 months maturity 01/14/2021	$364,802

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
DNB ASA	45,225	$518,181	$23,153
Gjensidige Forsikring ASA	14,279	233,549	4,352
Norsk Hydro ASA	285,153	1,178,302	(134,405)
Orkla ASA	260,463	2,065,651	250,791
Telenor ASA	17,493	273,369	16,193
Yara International ASA	29,054	1,129,779	(206,826)

			(46,742)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Subsea 7 SA	300,586	$1,902,031	$1,052,576

Total of Long Equity Positions			1,005,834

Short Positions

Common Stocks
Norway
Marine Harvest ASA	(111,352)	(1,588,435)	(289,768)
Schibsted ASA, Class A	(122,432)	(3,727,498)	57,494
Schibsted ASA, Class B	(11,425)	(347,721)	20,851

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway (continued)
Statoil ASA	(91,041)	$(1,291,237)	$(281,811)
TGS Nopec Geophysical Co. ASA	(36,971)	(498,249)	(105,843)

			(599,077)

Total of Short Equity Positions			(599,077)

Total of Long and Short Equity Positions			406,757

Net Cash and Other Receivables/ (Payables) (b)			(41,955)

Swaps, at Value			$364,802

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	55-61 months maturity 01/14/2021	$(15,199,543)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Accenture plc	3,368	$314,302	$67,259
Alkermes plc	73,400	2,133,004	1,039,344
Endo International plc	161,028	2,690,402	(179,975)
XL Group plc	50,343	1,749,923	(72,997)

			853,631

Singapore
Flextronics International Ltd.	1,136,069	11,292,526	2,113,088

Switzerland
Allied World Assurance Co. Holdings AG	187,318	6,004,832	577,523
TE Connectivity Ltd.	114,553	5,987,685	554,437

			1,131,960

United Kingdom
Ensco plc	386,163	4,016,132	(266,489)
Liberty Global plc	99,374	3,396,175	(508,366)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Liberty Global plc LiLAC	12,398	$—	$399,959
LivaNova plc	13,112	652,975	5,641
Michael Kors Holdings Ltd.	24,184	1,331,180	(134,556)
Willis Towers Watson plc	6,098	743,668	14,374

			(489,437)

United States
3M Co.	29,971	4,814,737	433,784
Aaron’s, Inc.	85,168	1,915,456	(51,128)
Abbott Laboratories	47,560	1,759,720	109,864
Abercrombie & Fitch Co.	377,309	9,803,597	(3,083,724)
Activision Blizzard, Inc.	32,302	1,002,793	277,335
Acxiom Corp.	19,567	413,984	16,294
Adobe Systems, Inc.	97,414	8,281,456	1,049,831
Advance Auto Parts, Inc.	6,518	922,297	131,207
Advanced Micro Devices, Inc.	142,464	630,147	102,118
AECOM	16,855	509,642	25,842
Aetna, Inc.	101,915	9,906,138	2,540,741
Aflac, Inc.	167,464	10,498,343	1,585,859

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGCO Corp.	154,023	$7,269,265	$(10,161)
Agilent Technologies, Inc.	223,813	7,940,478	1,987,867
Agios Pharmaceuticals, Inc.	2,015	100,839	(16,421)
Air Products & Chemicals, Inc.	35,657	4,723,126	341,594
Akamai Technologies, Inc.	42,139	1,667,440	689,394
Alleghany Corp.	12,567	5,888,570	1,018,002
Allegheny Technologies, Inc.	47,159	762,781	(161,504)
Alliant Energy Corp.	187,810	6,418,518	1,037,539
Allison Transmission Holdings, Inc.	65,871	1,750,617	108,921
Allscripts Healthcare Solutions, Inc.	161,674	2,082,072	(28,812)
Allstate Corp. (The)	210,611	13,278,742	1,453,497
Alphabet, Inc.	3,950	2,769,029	9,914
Amazon.com, Inc.	11,890	5,783,407	2,725,315
Amdocs Ltd.	282,905	14,802,082	1,527,195
AMERCO	18,228	5,878,225	949,072
Ameren Corp.	193,302	9,001,144	1,355,978
American Airlines Group, Inc.	6,681	264,356	(75,217)
American Eagle Outfitters, Inc.	212,398	2,833,389	550,111
American Electric Power Co., Inc.	326,119	20,498,547	2,359,134
American Financial Group, Inc.	112,590	7,513,614	810,164
American International Group, Inc.	246,202	13,118,978	(97,354)
Ameriprise Financial, Inc.	35,622	3,468,724	(268,087)
AmerisourceBergen Corp.	93,044	7,885,479	(505,229)
Amgen, Inc.	66,841	9,575,013	594,845
Analog Devices, Inc.	43,109	2,128,899	312,795
ANSYS, Inc.	1,173	97,476	8,973
Anthem, Inc.	62,424	7,513,543	685,225
AO Smith Corp.	116,142	7,402,891	2,830,381
Apollo Education Group, Inc.	59,377	508,267	33,251
Applied Materials, Inc.	111,923	2,558,979	123,816
AptarGroup, Inc.	3,066	242,155	458
Aramark	48,621	1,560,164	64,750
Archer-Daniels-Midland Co.	230,319	7,890,330	1,988,052
Armstrong World Industries, Inc.	21,362	833,114	3,208
Arrow Electronics, Inc.	128,929	7,307,774	672,931
Ashland, Inc.	21,610	1,977,099	503,081
Aspen Insurance Holdings Ltd.	122,734	5,309,344	383,059
Associated Banc-Corp.	19,426	352,277	(19,121)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Assurant, Inc.	128,080	$9,779,829	$1,274,756
Atmos Energy Corp.	57,838	4,153,794	549,592
Automatic Data Processing, Inc.	1,308	105,516	14,650
Avery Dennison Corp.	85,208	5,670,834	698,464
Avnet, Inc.	228,482	8,881,095	374,710
Axis Capital Holdings Ltd.	90,492	4,816,423	160,637
Baker Hughes, Inc.	70,411	3,219,425	(41,777)
BancorpSouth, Inc.	4,417	100,375	(154)
Bank of America Corp.	250,108	3,455,576	(136,643)
Bank of New York Mellon Corp. (The)	133,854	4,584,798	615,430
Baxter International, Inc.	221,696	8,838,616	1,186,477
Belden, Inc.	5,423	332,866	(5,480)
Bemis Co., Inc.	72,753	3,536,406	209,645
Best Buy Co., Inc.	188,312	5,317,096	445,251
Big Lots, Inc.	159,561	5,936,603	2,058,999
Biogen, Inc.	24,102	6,079,181	(250,835)
Bio-Rad Laboratories, Inc.	8,248	1,028,832	150,797
Boeing Co. (The)	10,515	1,250,023	115,560
BOK Financial Corp.	23,295	1,292,896	167,701
Booz Allen Hamilton Holding Corp.	23,086	592,848	91,421
Boston Scientific Corp.	219,676	3,807,392	1,326,436
Broadridge Financial Solutions, Inc.	90,848	4,744,083	1,179,207
Brocade Communications Systems, Inc.	1,129,001	8,772,338	1,591,891
Brookdale Senior Living, Inc.	20,252	314,793	(2,102)
Bruker Corp.	312,709	8,386,427	(1,275,424)
Brunswick Corp.	160,242	6,406,716	855,452
Bunge Ltd.	195,370	11,084,124	472,011
BWX Technologies, Inc.	351,404	10,503,327	2,066,395
CA, Inc.	128,898	3,553,718	678,003
Cable One, Inc.	2,835	1,316,795	133,052
Cabot Corp.	230,817	10,080,141	458,963
California Resources Corp.	150,962	1,286,352	555,384
Capital One Financial Corp.	106,255	6,632,437	115,818
Cardinal Health, Inc.	77,753	5,959,767	105,744
Carlisle Cos., Inc.	81,226	7,289,372	1,294,592
Carnival Corp.	164,319	7,060,787	202,112
Carter’s, Inc.	126,652	11,056,770	2,427,869
Casey’s General Stores, Inc.	6,146	636,871	171,390
CDK Global, Inc.	5,483	229,847	74,404
Celanese Corp.	106,481	7,204,097	(234,916)
Celgene Corp.	7,077	713,738	(15,734)
CenterPoint Energy, Inc.	345,977	7,632,363	671,085

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	69,854	$2,018,101	$8,363
Charles River Laboratories International, Inc.	105,545	7,625,947	1,075,183
Charles Schwab Corp. (The)	213,516	5,688,864	(284,774)
Cheesecake Factory, Inc. (The)	23,228	1,091,484	26,712
Chemours Co. (The)	309,536	2,724,757	(174,180)
Chico’s FAS, Inc.	326,846	3,315,917	184,603
Choice Hotels International, Inc.	5,465	253,275	6,968
Cimarex Energy Co.	13,762	1,571,404	70,678
Cinemark Holdings, Inc.	80,158	2,185,107	737,454
Cintas Corp.	75,269	6,333,978	1,052,169
Cisco Systems, Inc.	348,606	7,895,926	2,105,580
Citigroup, Inc.	61,566	2,410,905	198,878
Citizens Financial Group, Inc.	635,691	12,427,759	273,347
Citrix Systems, Inc.	84,481	5,265,701	1,500,383
Clean Harbors, Inc.	45,728	2,173,438	209,448
Clorox Co. (The)	46,163	5,826,057	562,441
CME Group, Inc.	45,350	4,305,316	111,774
Coca-Cola Co. (The)	22,385	1,022,156	(7,444)
Cognizant Technology Solutions Corp.	88,870	5,339,638	(252,719)
Comcast Corp.	59,517	3,467,870	412,044
Comerica, Inc.	8,465	274,689	73,476
Commercial Metals Co.	462,637	6,236,679	1,581,886
Computer Sciences Corp.	488,015	15,148,529	9,081,416
ConAgra Foods, Inc.	327,628	13,008,190	2,655,705
ConocoPhillips	47,999	2,040,438	52,318
Consolidated Edison, Inc.	181,936	13,383,973	1,250,959
Constellation Brands, Inc.	17,542	2,410,557	490,889
Convergys Corp.	56,736	1,359,962	58,438
CoreLogic, Inc.	122,992	4,114,042	618,690
Costco Wholesale Corp.	12,020	1,778,239	109,382
Coty, Inc.	71,307	1,977,052	(123,783)
CR Bard, Inc.	103,411	18,762,892	5,555,239
Cracker Barrel Old Country Store, Inc.	11,118	1,462,485	443,918
Crane Co.	131,817	6,325,563	1,151,097
Crown Holdings, Inc.	238,468	10,774,081	1,309,092
CSX Corp.	491,632	11,740,172	1,081,590
Cummins, Inc.	37,689	3,833,255	404,497
Curtiss-Wright Corp.	5,583	463,329	7,039
CVR Energy, Inc.	27,402	517,294	(92,563)
Dana Holding Corp.	270,794	3,407,073	(547,488)
Darden Restaurants, Inc.	197,147	11,529,157	958,134
Dean Foods Co.	363,894	6,747,561	(164,719)
Delta Air Lines, Inc.	33,083	1,388,824	(183,611)
Denbury Resources, Inc.	467,758	1,864,574	(185,323)
Devon Energy Corp.	109,116	2,535,340	1,420,115

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Diamond Offshore Drilling, Inc.	66,473	$1,642,322	$(25,034)
Dick’s Sporting Goods, Inc.	123,522	4,959,387	606,514
Dillard’s, Inc.	51,526	3,535,785	(413,310)
Discover Financial Services	106,939	4,905,292	825,569
Domino’s Pizza, Inc.	8,137	1,008,643	60,396
Dow Chemical Co. (The)	232,083	10,815,068	721,778
DR Horton, Inc.	445,140	11,933,154	2,079,854
Dr. Pepper Snapple Group, Inc.	54,714	4,944,274	342,740
Dril-Quip, Inc.	15,677	944,452	(28,445)
DST Systems, Inc.	97,257	9,756,253	1,567,379
DTE Energy Co.	113,414	10,004,619	1,236,976
Dun & Bradstreet Corp. (The)	1,874	223,352	4,976
E*TRADE Financial Corp.	433,104	11,113,441	(939,828)
East West Bancorp, Inc.	68,318	2,058,547	276,562
Eastman Chemical Co.	30,442	2,262,768	(195,756)
Eaton Corp. plc	48,961	2,667,395	257,045
eBay, Inc.	496,683	11,209,989	417,360
Edgewell Personal Care Co.	33,692	2,632,291	211,650
Edison International	157,005	10,391,303	1,803,275
Edwards Lifesciences Corp.	109,492	8,358,619	2,561,018
Eli Lilly & Co.	85,811	6,337,283	420,333
Emerson Electric Co.	94,461	4,559,036	368,049
Endurance Specialty Holdings Ltd.	25,152	1,584,528	104,681
Energen Corp.	90,365	3,112,536	1,243,961
Energizer Holdings, Inc.	12,321	538,060	96,349
Entergy Corp.	160,846	11,715,885	1,368,937
EP Energy Corp.	631,596	1,887,390	1,384,277
EQT Corp.	29,267	1,821,013	445,131
Equifax, Inc.	89,622	8,354,563	3,152,902
Estee Lauder Cos., Inc. (The)	26,178	2,367,538	15,183
Everest Re Group Ltd.	23,232	4,365,525	(121,736)
Facebook, Inc.	32,133	3,529,057	143,102
Fair Isaac Corp.	15,102	1,423,126	283,551
FedEx Corp.	3,957	635,537	(34,943)
First Solar, Inc.	98,583	5,362,342	(583,038)
FirstEnergy Corp.	559,526	18,903,644	629,409
Fiserv, Inc.	31,247	2,879,565	517,922
FMC Technologies, Inc.	118,818	3,152,128	16,749
FNB Corp.	11,178	148,825	(8,653)
Foot Locker, Inc.	77,995	4,961,703	(682,897)
Fortinet, Inc.	96,898	3,110,447	(49,439)
Fulton Financial Corp.	86,888	1,111,968	61,020
Gannett Co., Inc.	62,473	976,920	(114,168)
Gartner, Inc.	9,533	771,601	157,008
General Dynamics Corp.	93,752	12,387,452	666,577
General Mills, Inc.	33,868	1,898,820	516,646

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
General Motors Co.	409,945	$11,557,675	$43,768
Genpact Ltd.	191,083	4,847,841	280,827
Gilead Sciences, Inc.	29,766	2,597,083	(114,004)
GNC Holdings, Inc.	77,352	1,980,189	(101,309)
GoDaddy, Inc.	63,971	1,985,916	9,340
Goldman Sachs Group, Inc. (The)	41,219	6,146,639	(22,320)
Goodyear Tire & Rubber Co. (The)	282,937	7,921,790	(661,627)
GoPro, Inc.	701,770	7,823,103	(236,969)
Graham Holdings Co.	10,383	4,865,870	217,024
Graphic Packaging Holding Co.	241,761	2,906,635	125,048
Great Plains Energy, Inc.	319,187	9,637,435	65,850
Groupon, Inc.	579,227	1,285,884	596,604
Guess?, Inc.	202,833	3,793,359	(740,723)
Hanover Insurance Group, Inc. (The)	58,518	4,757,865	193,929
Harman International Industries, Inc.	8,049	544,434	33,645
Hartford Financial Services Group, Inc. (The)	105,644	4,225,760	462,721
Hasbro, Inc.	55,847	4,111,403	579,187
HCA Holdings, Inc.	79,962	5,472,676	685,198
HD Supply Holdings, Inc.	176,979	3,996,186	2,166,223
Herman Miller, Inc.	150,172	3,881,227	607,414
Hertz Global Holdings, Inc.	570,790	5,364,738	953,908
Hess Corp.	9,548	369,508	204,327
Hewlett Packard Enterprise Co.	165,157	2,670,714	346,704
Hill-Rom Holdings, Inc.	38,459	1,850,081	90,176
Hilton Worldwide Holdings, Inc.	147,780	2,606,839	722,644
HNI Corp.	1,635	51,372	24,639
HollyFrontier Corp.	327,507	10,145,592	(2,360,750)
Hologic, Inc.	501,131	16,648,160	690,973
Home Depot, Inc. (The)	33,618	3,839,287	453,395
Honeywell International, Inc.	465	47,765	6,324
HP, Inc.	925,441	8,786,860	2,827,425
HSN, Inc.	3,634	168,020	9,791
Hubbell, Inc.	26,186	2,496,652	265,186
Huntington Ingalls Industries, Inc.	161,935	20,363,540	6,846,399
Huntsman Corp.	471,103	6,624,887	(288,552)
Hyatt Hotels Corp.	20,133	932,805	56,531
IAC/InterActiveCorp.	141,551	5,723,720	2,245,601
IDACORP, Inc.	53,809	3,866,527	510,835
IDEX Corp.	2,589	185,036	27,521
Illinois Tool Works, Inc.	37,365	3,504,342	387,596
IMS Health Holdings, Inc.	4,719	109,953	9,721
Incyte Corp.	18,144	1,452,866	(1,709)
Ingersoll-Rand plc	116,401	6,012,100	1,400,316
Ingram Micro, Inc.	83,841	2,296,405	619,585

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ingredion, Inc.	96,068	$10,046,017	$2,386,143
Integrated Device Technology, Inc.	217,071	3,799,989	569,651
Intercontinental Exchange, Inc.	12,534	2,991,479	216,723
International Game Technology plc	288,828	3,849,964	1,562,673
International Paper Co.	110,412	3,878,774	800,487
Interpublic Group of Cos., Inc. (The)	262,694	5,386,353	681,878
Intersil Corp.	177,901	2,194,559	214,220
Intrexon Corp.	175,148	5,363,909	(1,053,517)
Intuit, Inc.	1,352	121,856	29,041
Invesco Ltd.	276,302	7,392,556	(335,803)
Ionis Pharmaceuticals, Inc.	221,461	5,653,127	(495,300)
ITT, Inc.	200,191	6,374,081	28,027
Jabil Circuit, Inc.	619,707	11,882,069	(436,081)
Jack Henry & Associates, Inc.	35,561	2,725,193	378,216
Jack in the Box, Inc.	101,244	7,037,389	1,661,495
Jacobs Engineering Group, Inc.	1,124	57,741	(1,755)
JetBlue Airways Corp.	193,813	3,590,362	(380,819)
John Wiley & Sons, Inc.	89,122	3,745,473	904,913
Johnson & Johnson	16,802	1,894,185	143,897
Joy Global, Inc.	25,526	397,460	142,159
Juniper Networks, Inc.	258,355	5,681,226	129,177
Juno Therapeutics, Inc.	15,649	646,349	(44,801)
KAR Auction Services, Inc.	8,215	264,112	78,782
Kate Spade & Co.	222,532	4,419,109	167,276
KB Home	238,033	2,650,448	970,034
KBR, Inc.	446,203	5,531,297	376,431
Kennametal, Inc.	96,547	2,256,723	(122,069)
Kimberly-Clark Corp.	106,346	13,908,993	711,455
L Brands, Inc.	22,874	1,757,159	(221,628)
L-3 Communications Holdings, Inc.	78,731	9,496,491	2,052,560
Laboratory Corp. of America Holdings	9,988	1,269,786	31,350
Lam Research Corp.	752	62,203	1,010
Lancaster Colony Corp.	11,241	1,143,565	290,899
Las Vegas Sands Corp.	14,930	705,310	(56,004)
Lear Corp.	133,024	13,640,301	(103,779)
Leggett & Platt, Inc.	150,487	6,163,948	1,527,443
Leidos Holdings, Inc.	243	10,109	1,524
Lennox International, Inc.	23,163	3,074,184	228,860
Level 3 Communications, Inc.	8,135	429,371	(10,500)
Lexmark International, Inc.	61,919	2,295,102	42,340
Liberty Broadband Corp.	21,101	978,415	287,645
Liberty Interactive Corp. QVC Group	64,011	1,451,769	172,190

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LifePoint Health, Inc.	18,683	$1,245,345	$(24,037)
Lincoln Electric Holdings, Inc.	68,190	3,834,797	193,868
Lincoln National Corp.	147,853	5,637,194	95,067
Live Nation Entertainment, Inc.	105,169	2,036,072	435,400
Lowe’s Cos., Inc.	119,430	7,661,434	1,793,839
Lumentum Holdings, Inc.	11,906	260,415	27,710
LyondellBasell Industries NV	60,990	4,618,163	(79,287)
M&T Bank Corp.	339	37,978	2,102
Macy’s, Inc.	96,434	3,601,597	(360,450)
Madison Square Garden Co. (The)	14,420	2,377,246	110,348
Manhattan Associates, Inc.	37,676	1,741,761	674,400
Manitowoc Co., Inc. (The)	144,608	813,073	(24,959)
ManpowerGroup, Inc.	106,046	7,774,232	(951,233)
Marathon Petroleum Corp.	204,856	6,491,796	1,284,538
Marriott International, Inc.	57,230	3,772,215	31,291
Marvell Technology Group Ltd.	1,114,050	9,692,235	924,661
Masco Corp.	489,013	12,767,873	2,362,189
Maxim Integrated Products, Inc.	302,794	9,451,163	1,355,554
McKesson Corp.	52,604	7,952,400	1,866,136
Mentor Graphics Corp.	57,889	1,182,056	48,664
Merck & Co., Inc.	103,121	5,252,737	688,064
MetLife, Inc.	216,291	8,747,860	(132,990)
MGM Resorts International	232,970	4,959,792	312,319
Michaels Cos., Inc. (The)	110,790	2,835,052	315,816
Micron Technology, Inc.	142,910	1,548,332	418,109
Microsoft Corp.	199,980	10,021,369	211,608
Minerals Technologies, Inc.	93,479	4,369,442	940,165
Mohawk Industries, Inc.	43,416	6,673,039	1,565,581
Molina Healthcare, Inc.	35,024	2,260,267	(512,569)
Molson Coors Brewing Co.	49,332	4,223,389	765,556
Mondelez International, Inc.	297,807	11,033,749	2,519,447
Monster Beverage Corp.	2,882	342,699	120,468
Morgan Stanley	285,519	7,580,264	(162,480)
Morningstar, Inc.	3,144	269,683	(12,567)
Motorola Solutions, Inc.	41,540	2,946,030	(205,637)
MSC Industrial Direct Co., Inc.	7,137	515,315	(11,728)
MSCI, Inc.	50,313	3,274,370	605,769
MSG Networks, Inc.	241,399	3,951,082	(248,021)
Murphy USA, Inc.	102,565	6,165,839	1,440,381

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nabors Industries Ltd.	478,455	$2,918,575	$1,889,897
Nasdaq, Inc.	183,987	11,370,685	527,754
NCR Corp.	185,274	3,656,431	1,488,628
New York Times Co. (The)	45,062	563,285	(18,034)
Newfield Exploration Co.	133,111	4,047,044	1,833,800
News Corp.	638,131	6,843,831	398,956
NIKE, Inc.	158,846	8,844,545	(76,246)
NiSource, Inc.	606,860	13,278,597	2,815,330
Norfolk Southern Corp.	51,371	4,482,023	(108,810)
Northrop Grumman Corp.	77,519	14,520,859	2,710,064
NorthStar Asset Management Group, Inc.	349,730	3,441,142	129,601
NOW, Inc.	172,119	2,989,595	132,644
Nu Skin Enterprises, Inc.	60,871	2,165,640	645,991
Nuance Communications, Inc.	508,738	9,207,670	(1,256,095)
Nucor Corp.	68,175	2,811,219	557,307
NVR, Inc.	3,791	6,014,388	734,881
Office Depot, Inc.	527,893	1,765,591	(18,265)
Oil States International, Inc.	14,226	328,621	139,130
Old Republic International Corp.	350,621	6,319,831	443,648
Omnicom Group, Inc.	33,610	2,407,148	331,731
ON Semiconductor Corp.	710,703	5,090,645	1,177,755
ONE Gas, Inc.	16,160	959,244	116,850
Orbital ATK, Inc.	131,101	11,010,268	151,671
Owens Corning	273,805	11,726,767	2,379,667
Packaging Corp. of America	63,807	4,020,740	249,863
Parker-Hannifin Corp.	60,981	6,677,649	(88,652)
Patterson-UTI Energy, Inc.	320,425	5,196,413	1,635,048
PBF Energy, Inc.	204,585	5,673,904	(808,873)
People’s United Financial, Inc.	130,444	1,896,656	15,653
PepsiCo, Inc.	160,855	15,846,895	1,194,083
PerkinElmer, Inc.	36,580	1,872,199	45,325
Pfizer, Inc.	86,417	3,013,257	29,485
PG&E Corp.	385,662	21,787,455	2,864,060
Pilgrim’s Pride Corp.	47,812	1,106,235	112,014
Pinnacle West Capital Corp.	204,046	14,032,868	2,507,100
Pitney Bowes, Inc.	13,432	239,669	(579)
Plantronics, Inc.	27,162	992,402	202,726
PNC Financial Services Group, Inc. (The)	134,150	11,072,369	(153,901)
PNM Resources, Inc.	179,007	5,803,415	540,593
Polycom, Inc.	157,189	1,497,007	271,369
Popular, Inc.	19,096	564,277	(4,765)
PPG Industries, Inc.	75,240	7,013,094	823,152
Privatebancorp, Inc.	5,665	229,896	19,533
ProAssurance Corp.	31,573	1,520,580	170,154

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Procter & Gamble Co. (The)	179,627	$14,797,005	$412,013
Progressive Corp. (The)	243,720	8,098,013	66,607
Prudential Financial, Inc.	84,795	5,392,114	657,161
Public Service Enterprise Group, Inc.	424,192	18,056,401	1,715,188
PVH Corp.	94,475	7,397,075	1,505,304
QEP Resources, Inc.	133,214	1,456,029	892,534
QUALCOMM, Inc.	53,465	2,697,710	166,410
Quanta Services, Inc.	195,197	4,438,665	74,290
Quintiles Transnational Holdings, Inc.	67,833	4,046,141	384,710
Rackspace Hosting, Inc.	130,638	2,954,912	(229,803)
Ralph Lauren Corp.	18,479	1,717,626	(61,538)
Raymond James Financial, Inc.	115,838	5,177,352	533,462
Raytheon Co.	76,611	9,696,708	718,558
Red Hat, Inc.	30,044	1,852,790	328,404
Regal Beloit Corp.	62,146	3,531,176	(110,039)
Regions Financial Corp.	484,930	3,904,238	222,516
Reinsurance Group of America, Inc.	75,001	6,450,454	823,893
Reliance Steel & Aluminum Co.	132,028	7,716,858	2,436,096
Republic Services, Inc.	267,060	12,095,026	1,607,823
Robert Half International, Inc.	26,702	1,033,038	(14,090)
Rockwell Automation, Inc.	5,467	611,556	16,165
Rollins, Inc.	38,145	1,040,821	75,684
Ross Stores, Inc.	116,494	6,386,353	217,691
Rowan Cos. plc	281,232	3,355,098	1,611,459
Royal Caribbean Cruises Ltd.	5,169	378,204	(31,105)
RPM International, Inc.	7,800	386,402	3,208
RR Donnelley & Sons Co.	132,132	2,024,372	211,301
S&P Global, Inc.	33,605	2,809,042	795,430
SCANA Corp.	90,152	6,149,430	671,470
Science Applications International Corp.	3,072	169,785	9,466
Scotts Miracle-Gro Co. (The)	2,826	180,327	17,239
Sealed Air Corp.	128,873	5,805,872	118,420
SEI Investments Co.	131,306	4,543,188	1,773,944
Sensient Technologies Corp.	2,472	135,911	39,700
Service Corp. International	78,136	1,729,150	383,648
ServiceMaster Global Holdings, Inc.	24,141	922,742	38,070
Sherwin-Williams Co. (The)	20,341	5,450,140	523,402
Signature Bank	52,858	6,926,987	(323,966)
Skechers U.S.A., Inc.	184,406	5,029,649	450,898
SM Energy Co.	100,558	2,809,683	(94,617)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Snap-on, Inc.	32,507	$4,446,349	$683,905
Sonoco Products Co.	8,425	396,712	21,673
Southwest Airlines Co.	85,928	3,492,099	(122,862)
Spirit AeroSystems Holdings, Inc.	353,199	15,961,686	(774,129)
SPX Corp.	244,866	2,701,374	934,886
SPX FLOW, Inc.	46,946	1,141,049	82,833
Stanley Black & Decker, Inc.	104,254	9,696,914	1,898,216
Staples, Inc.	489,182	4,168,711	48,038
Starbucks Corp.	2,723	148,186	7,352
Steel Dynamics, Inc.	488,671	8,557,475	3,414,965
SunTrust Banks, Inc.	171,895	5,866,538	1,194,908
Superior Energy Services, Inc.	358,808	3,507,912	3,097,743
SUPERVALU, Inc.	1,218,524	5,194,538	556,895
Symantec Corp.	120,252	2,101,771	368,205
Synaptics, Inc.	66,375	4,895,605	(1,327,949)
Synchrony Financial	356,162	9,541,891	(538,116)
SYNNEX Corp.	38,774	3,518,916	157,635
Synopsys, Inc.	64,142	2,627,256	841,543
Synovus Financial Corp.	142,138	4,283,665	(163,085)
Sysco Corp.	63,935	3,009,965	234,097
Target Corp.	30,477	2,120,018	7,886
TCF Financial Corp.	229,410	2,730,837	171,200
Tech Data Corp.	157,660	10,412,426	915,445
Teekay Corp.	448,960	3,259,906	(58,821)
Teleflex, Inc.	31,424	4,326,097	1,245,693
Telephone & Data Systems, Inc.	27,541	626,007	190,859
Teradata Corp.	9,201	250,619	(19,950)
Teradyne, Inc.	359,033	6,469,358	600,002
TerraForm Power, Inc.	43,157	357,453	112,958
Tesoro Corp.	151,886	11,835,386	(456,087)
Textron, Inc.	217,020	7,347,981	586,270
Thermo Fisher Scientific, Inc.	17,662	2,198,036	411,701
Thomson Reuters Corp.	5,056	186,908	17,455
Thor Industries, Inc.	26,058	1,564,130	122,865
Time Warner, Inc.	89,938	6,429,070	184,970
Time, Inc.	13,594	222,282	1,475
Timken Co. (The)	153,911	4,481,481	237,430
TJX Cos., Inc. (The)	66,598	4,722,374	420,989
TopBuild Corp.	123,572	3,469,001	1,004,306
Torchmark Corp.	41,168	2,104,096	440,909
Toro Co. (The)	44,641	3,620,224	317,113
Total System Services, Inc.	163,655	6,336,634	2,355,083
Travelers Cos., Inc. (The)	101,418	10,742,195	1,330,604
Trinity Industries, Inc.	65,259	1,276,956	(65,096)
Tyson Foods, Inc.	304,943	19,743,992	623,151
UGI Corp.	160,519	6,034,889	1,228,596
United Continental Holdings, Inc.	161,090	7,325,007	(713,874)
United Parcel Service, Inc.	11,470	1,182,564	52,985

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United States Steel Corp.	114,133	$2,074,047	$(149,765)
United Therapeutics Corp.	34,053	4,063,204	(456,310)
UnitedHealth Group, Inc.	60,157	6,687,052	1,807,116
Universal Health Services, Inc.	90,238	9,521,914	2,579,002
Unum Group	271,920	7,357,451	1,286,886
Urban Outfitters, Inc.	238,448	6,980,248	(422,928)
US Bancorp.	26,893	1,117,128	(32,533)
Valero Energy Corp.	129,333	7,093,584	(497,601)
Validus Holdings Ltd.	142,013	6,246,816	653,596
Valmont Industries, Inc.	22,237	2,536,741	471,258
Vantiv, Inc.	33,597	1,665,910	235,680
VCA, Inc.	78,520	3,869,003	1,439,734
Vectren Corp.	60,065	2,751,707	411,917
VeriSign, Inc.	4,670	413,592	(9,823)
Verizon Communications, Inc.	109,916	5,512,287	625,422
Viacom, Inc.	3,150	129,935	696
Viavi Solutions, Inc.	658,623	4,248,343	118,328
Visteon Corp.	131,453	8,173,519	477,403
Voya Financial, Inc.	203,852	5,512,148	(464,773)
VWR Corp.	1,226	32,908	2,523
WABCO Holdings, Inc.	691	61,375	1,900
Waddell & Reed Financial, Inc.	148,141	3,019,199	(468,211)
Walgreens Boots Alliance, Inc.	80,082	6,276,461	391,967
Wal-Mart Stores, Inc.	111,096	7,402,787	709,443
Walt Disney Co. (The)	1,878	184,353	(647)
Waste Management, Inc.	269,254	14,448,319	3,395,143
Watsco, Inc.	28,802	3,509,444	542,709
WellCare Health Plans, Inc.	98,402	9,216,344	1,340,222
Wells Fargo & Co.	279,786	13,017,778	224,493
Werner Enterprises, Inc.	82,295	2,222,671	(332,355)
West Pharmaceutical Services, Inc.	12,522	753,985	196,184
Westar Energy, Inc.	28,744	1,529,220	83,031
Western Refining, Inc.	139,443	3,522,865	(646,156)
Westlake Chemical Corp.	115,047	5,040,123	(102,306)
WEX, Inc.	1,850	154,840	9,199
WGL Holdings, Inc.	10,775	731,622	31,140
Whirlpool Corp.	61,188	8,385,204	1,811,165
White Mountains Insurance Group Ltd.	2,959	2,208,892	282,586
World Fuel Services Corp.	23,846	1,078,889	53,557
Worthington Industries, Inc.	138,506	4,249,958	1,608,846
WW Grainger, Inc.	4,421	937,319	67,353
Wyndham Worldwide Corp.	2,080	131,477	16,682
Xerox Corp.	863,702	7,780,739	415,792

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Xilinx, Inc.	94,369	$4,456,104	$(102,862)
Xylem, Inc.	135,423	5,196,525	850,112
Yum! Brands, Inc.	192,280	12,780,852	3,163,006
Zoetis, Inc.	97,595	3,890,137	741,722
Zynga, Inc.	2,371,008	4,878,032	1,025,778

			246,610,792

Total of Long Equity Positions			250,220,034

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(103,791)	(5,903,632)	(1,762,371)
Waste Connections, Inc.	(40,525)	(2,762,912)	(156,914)

			(1,919,285)

Ireland
Allegion plc	(41,806)	(2,712,112)	(190,479)
Jazz Pharmaceuticals plc	(4,222)	(621,272)	24,661
Medtronic plc	(43,002)	(3,142,586)	(588,697)
Perrigo Co. plc	(130,351)	(16,487,050)	4,668,125

			3,913,610

Netherlands
Chicago Bridge & Iron Co. NV	(261,909)	(9,498,136)	428,227
Core Laboratories NV	(42,600)	(4,096,842)	(1,180,872)
Frank’s International NV	(56,342)	(810,605)	(12,552)
QIAGEN NV	(18,426)	(381,116)	(20,755)
Sensata Technologies Holding NV	(163,198)	(5,119,521)	(574,457)

			(1,360,409)

Norway
Golar LNG Ltd.	(297,133)	(4,559,041)	(46,520)

Panama
Copa Holdings SA	(45,710)	(2,549,402)	160,597

Singapore
Broadcom Ltd.	(29,240)	(4,597,948)	54,052

Sweden
Autoliv, Inc.	(15,982)	(1,737,345)	20,080

Switzerland
Chubb Ltd.	(71,616)	(7,919,297)	(1,441,630)
Garmin Ltd.	(163,141)	(5,612,994)	(1,307,447)
Transocean Ltd.	(286,977)	(2,859,908)	(552,248)
Weatherford International plc	(329,150)	(2,180,146)	353,364

			(2,947,961)

United Kingdom
Aon plc	(78,205)	(7,263,680)	(1,278,652)
Delphi Automotive plc	(29,173)	(2,208,647)	382,417

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Noble Corp. plc	(23,162)	$(213,906)	$23,051
Pentair plc	(244,438)	(11,048,598)	(3,199,693)
STERIS plc	(120,063)	(8,166,343)	(87,988)

			(4,160,865)

United States
3D Systems Corp.	(182,556)	(2,031,050)	(468,141)
AbbVie, Inc.	(68,789)	(4,060,238)	(198,489)
ABIOMED, Inc.	(21,124)	(2,126,447)	(182,195)
Acadia Healthcare Co., Inc.	(308,523)	(17,303,996)	211,821
ACI Worldwide, Inc.	(218,852)	(3,920,750)	(349,053)
Acuity Brands, Inc.	(21,835)	(5,378,177)	(36,030)
AES Corp.	(114,647)	(1,244,366)	(186,429)
Air Lease Corp.	(205,025)	(5,483,502)	(7,068)
Akorn, Inc.	(421,859)	(10,342,123)	(1,674,530)
Alaska Air Group, Inc.	(28,912)	(2,129,567)	444,286
Albemarle Corp.	(127,235)	(6,347,754)	(3,743,254)
Alcoa, Inc.	(890,235)	(7,527,347)	(725,131)
Alexion Pharmaceuticals, Inc.	(85,651)	(11,687,935)	1,687,325
Align Technology, Inc.	(88,512)	(5,218,936)	(1,910,705)
Allergan plc	(7,153)	(1,609,725)	(43,261)
Alliance Data Systems Corp.	(33,316)	(6,222,632)	(304,639)
Ally Financial, Inc.	(300,260)	(4,877,267)	(248,171)
Alnylam Pharmaceuticals, Inc.	(55,680)	(3,252,828)	163,145
AMC Networks, Inc.	(27,458)	(1,763,862)	104,850
American Express Co.	(123,601)	(6,670,960)	(839,036)
AMETEK, Inc.	(145,212)	(6,690,167)	(22,984)
Amphenol Corp.	(229,099)	(11,235,015)	(1,899,231)
Amsurg Corp.	(32,828)	(2,508,794)	(36,689)
AmTrust Financial Services, Inc.	(199,232)	(5,150,922)	269,738
Anadarko Petroleum Corp.	(13,613)	(620,772)	(104,120)
Antero Resources Corp.	(81,329)	(2,048,199)	(64,728)
Apache Corp.	(50,235)	(2,460,762)	(335,820)
Apple, Inc.	(46,748)	(4,560,972)	91,863
Arch Capital Group Ltd.	(45,796)	(3,136,815)	(160,497)
Arista Networks, Inc.	(62,826)	(3,329,778)	(714,960)
ARRIS International plc	(251,663)	(5,791,344)	516,488
Arthur J Gallagher & Co.	(9,033)	(404,788)	(25,183)
Artisan Partners Asset Management, Inc.	(61,759)	(1,804,280)	94,791
Ascena Retail Group, Inc.	(299,286)	(2,128,142)	36,133
Assured Guaranty Ltd.	(147,716)	(3,456,164)	(291,391)
AT&T, Inc.	(91,108)	(3,339,108)	(597,668)
athenahealth, Inc.	(36,003)	(4,415,519)	(553,255)
Autodesk, Inc.	(37,703)	(2,162,200)	120,960
AutoNation, Inc.	(168,247)	(8,277,940)	373,696
AutoZone, Inc.	(5,229)	(3,647,646)	(503,344)
Avangrid, Inc.	(31,277)	(1,287,366)	(153,252)
Avis Budget Group, Inc.	(233,327)	(6,059,057)	(1,461,073)
Avon Products, Inc.	(436,296)	(1,496,495)	(152,704)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Axalta Coating Systems Ltd.	(85,004)	$(2,385,429)	$130,273
B/E Aerospace, Inc.	(392,281)	(16,705,151)	(1,408,425)
Ball Corp.	(177,419)	(12,643,116)	(182,503)
Bank of Hawaii Corp.	(19,180)	(1,206,950)	(112,634)
Bank of the Ozarks, Inc.	(158,233)	(6,257,794)	320,892
BankUnited, Inc.	(77,816)	(2,550,140)	159,632
BB&T Corp.	(152,487)	(4,919,902)	(510,160)
Becton Dickinson and Co.	(2,768)	(371,853)	(97,572)
Bed Bath & Beyond, Inc.	(102,743)	(4,435,156)	(5,396)
BioMarin Pharmaceutical, Inc.	(38,060)	(3,358,323)	397,255
Bio-Techne Corp.	(110,420)	(9,696,286)	(2,755,777)
Black Hills Corp.	(117,931)	(6,305,715)	(1,128,655)
Black Knight Financial Services, Inc.	(43,137)	(1,207,244)	(414,707)
BlackRock, Inc.	(12,604)	(3,738,999)	(578,249)
Bluebird Bio, Inc.	(73,020)	(3,359,842)	198,807
BorgWarner, Inc.	(383,287)	(11,349,128)	34,496
Boston Beer Co., Inc. (The)	(2,684)	(483,898)	24,854
Brinker International, Inc.	(8,401)	(376,058)	(6,439)
Bristol-Myers Squibb Co.	(39,496)	(2,592,743)	(312,187)
Brown & Brown, Inc.	(86,251)	(2,909,283)	(322,542)
Brown-Forman Corp.	(135,387)	(13,017,835)	(488,372)
Buffalo Wild Wings, Inc.	(35,175)	(4,924,500)	36,934
Cabela’s, Inc.	(308,386)	(12,440,291)	(2,997,512)
Cabot Oil & Gas Corp.	(115,707)	(2,459,792)	(518,506)
Cadence Design Systems, Inc.	(88,020)	(1,744,556)	(394,330)
CalAtlantic Group, Inc.	(441,219)	(13,675,197)	(2,521,952)
Calpine Corp.	(553,142)	(8,006,099)	(152,746)
Campbell Soup Co.	(45,758)	(2,617,815)	(426,465)
CarMax, Inc.	(267,869)	(11,480,865)	(1,652,752)
Carpenter Technology Corp.	(96,088)	(2,609,175)	(555,003)
Caterpillar, Inc.	(48,061)	(3,622,680)	(20,825)
Cathay General Bancorp	(63,650)	(1,794,266)	(664)
CBOE Holdings, Inc.	(25,274)	(1,586,340)	(97,414)
CBS Corp.	(104,994)	(4,834,355)	(881,518)
CDW Corp.	(22,171)	(916,291)	27,677
CEB, Inc.	(17,899)	(1,098,116)	(5,895)
Centene Corp.	(3,018)	(185,188)	(30,207)
Cerner Corp.	(93,225)	(5,035,599)	(427,386)
CF Industries Holdings, Inc.	(299,273)	(10,009,776)	2,797,297
CH Robinson Worldwide, Inc.	(34,791)	(2,517,004)	(66,227)
Cheniere Energy, Inc.	(258,766)	(7,101,599)	(2,615,064)
Chesapeake Energy Corp.	(570,247)	(2,608,350)	167,693
Chevron Corp.	(54,209)	(4,495,010)	(1,187,719)
Chipotle Mexican Grill, Inc.	(32,347)	(14,713,438)	1,685,360

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Church & Dwight Co., Inc.	(24,667)	$(2,182,783)	$(355,205)
Ciena Corp.	(265,787)	(4,824,584)	(158,922)
Cincinnati Financial Corp.	(120,053)	(7,460,513)	(1,530,256)
CIT Group, Inc.	(289,464)	(7,740,267)	(1,496,529)
CLARCOR, Inc.	(11,535)	(532,802)	(168,872)
CMS Energy Corp.	(123,429)	(4,935,703)	(724,751)
CNO Financial Group, Inc.	(30,026)	(558,344)	34,090
Coach, Inc.	(72,631)	(2,473,086)	(485,901)
Cobalt International Energy, Inc.	(607,668)	(1,642,123)	827,847
Cognex Corp.	(123,052)	(4,485,544)	(817,997)
Colfax Corp.	(232,851)	(5,951,511)	(209,727)
Colgate-Palmolive Co.	(29,202)	(1,923,828)	(213,759)
Commerce Bancshares, Inc.	(31,164)	(1,280,729)	(212,027)
CommScope Holding Co., Inc.	(297,324)	(6,853,503)	(2,372,461)
Community Health Systems, Inc.	(201,430)	(2,938,761)	511,529
CommVault Systems, Inc.	(59,105)	(2,085,224)	(467,521)
Compass Minerals International, Inc.	(146,507)	(10,621,132)	(248,222)
comScore, Inc.	(5,400)	(153,156)	24,204
Concho Resources, Inc.	(62,210)	(5,741,897)	(1,677,890)
CONSOL Energy, Inc.	(234,851)	(1,768,428)	(2,010,325)
Cooper Cos., Inc. (The)	(20,540)	(2,672,452)	(851,595)
Copart, Inc.	(155,085)	(6,095,992)	(1,504,724)
Corning, Inc.	(374,300)	(7,316,742)	(348,922)
CoStar Group, Inc.	(31,465)	(4,908,980)	(1,971,157)
Covanta Holding Corp.	(430,740)	(6,093,319)	(992,354)
Cree, Inc.	(69,432)	(1,911,124)	214,206
CST Brands, Inc.	(5,761)	(195,451)	(52,733)
Cullen/Frost Bankers, Inc.	(248,193)	(12,469,542)	(3,347,798)
CVS Health Corp.	(45,769)	(4,160,492)	(221,432)
Cypress Semiconductor Corp.	(1,280,221)	(8,710,717)	(4,795,614)
Danaher Corp.	(4,260)	(362,909)	(67,351)
DaVita HealthCare Partners, Inc.	(119,025)	(7,485,411)	(1,717,603)
Deckers Outdoor Corp.	(48,367)	(2,609,092)	(172,978)
Deere & Co.	(88,978)	(7,012,341)	(198,437)
Deluxe Corp.	(35,483)	(2,087,977)	(267,030)
DENTSPLY SIRONA, Inc.	(45,425)	(2,853,752)	35,585
DeVry Education Group, Inc.	(101,774)	(1,804,903)	(10,746)
DexCom, Inc.	(128,112)	(8,805,925)	(1,357,200)
Diebold, Inc.	(205,457)	(5,392,825)	291,328
Discovery Communications, Inc.	(411,440)	(10,205,221)	(175,410)
DISH Network Corp.	(117,594)	(5,683,303)	(478,623)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dolby Laboratories, Inc.	(120,690)	$(4,522,973)	$(1,252,043)
Dollar General Corp.	(14,668)	(1,261,797)	(116,995)
Dollar Tree, Inc.	(155,970)	(11,847,721)	(2,850,892)
Dominion Resources, Inc.	(250,584)	(17,649,271)	(1,878,740)
Donaldson Co., Inc.	(242,764)	(7,249,300)	(1,092,071)
Dover Corp.	(32,915)	(2,079,560)	(202,108)
DreamWorks Animation SKG, Inc.	(43,566)	(955,838)	(824,704)
DSW, Inc.	(74,683)	(1,750,570)	168,784
Duke Energy Corp.	(54,865)	(4,202,083)	(504,785)
Dunkin’ Brands Group, Inc.	(400,161)	(16,400,107)	(1,054,916)
Eaton Vance Corp.	(108,949)	(3,096,194)	(754,064)
Ecolab, Inc.	(92,011)	(9,863,579)	(1,048,925)
Electronic Arts, Inc.	(13,782)	(1,012,162)	(31,962)
Envision Healthcare Holdings, Inc.	(533,377)	(10,653,420)	(2,878,354)
EOG Resources, Inc.	(4,302)	(307,375)	(51,498)
Esterline Technologies Corp.	(11,646)	(634,006)	(88,512)
Eversource Energy	(123,403)	(6,801,096)	(590,744)
Exelon Corp.	(201,799)	(6,569,588)	(767,823)
Expedia, Inc.	(30,403)	(3,268,605)	36,766
Expeditors International of Washington, Inc.	(70,640)	(3,293,079)	(171,106)
Express Scripts Holding Co.	(15,572)	(1,092,624)	(87,733)
Exxon Mobil Corp.	(44,922)	(3,597,354)	(613,635)
F5 Networks, Inc.	(10,250)	(898,003)	(268,858)
FactSet Research Systems, Inc.	(24,576)	(3,480,690)	(486,368)
Fastenal Co.	(23,015)	(1,030,655)	9,019
Federated Investors, Inc.	(239,217)	(5,950,937)	(933,728)
FEI Co.	(46,869)	(3,332,171)	(1,677,188)
Fidelity National Information Services, Inc.	(79,845)	(5,332,320)	(550,660)
Fifth Third Bancorp	(70,705)	(1,181,679)	(62,022)
FireEye, Inc.	(85,509)	(1,358,122)	(50,211)
First American Financial Corp.	(61,161)	(2,026,096)	(433,800)
First Data Corp.	(306,806)	(4,011,909)	615,566
First Horizon National Corp.	(598,682)	(7,276,682)	(973,156)
First Republic Bank	(79,365)	(4,595,234)	(959,523)
FleetCor Technologies, Inc.	(40,610)	(4,624,261)	(1,188,249)
FLIR Systems, Inc.	(110,562)	(3,179,942)	(241,952)
Flowers Foods, Inc.	(442,462)	(8,337,904)	41,742
Flowserve Corp.	(176,838)	(7,034,398)	(953,374)
Fluor Corp.	(19,939)	(860,567)	(122,027)
FMC Corp.	(356,572)	(12,340,691)	(4,172,158)
FNF Group	(122,397)	(3,716,689)	(873,199)
Ford Motor Co.	(395,083)	(4,484,192)	(482,001)
Fortune Brands Home & Security, Inc.	(86,245)	(4,336,491)	(663,132)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fossil Group, Inc.	(67,291)	$(2,264,702)	$344,889
Franklin Resources, Inc.	(149,631)	(4,801,659)	(191,528)
Freeport-McMoRan, Inc.	(286,898)	(1,434,490)	(1,761,554)
Frontier Communications Corp.	(270,817)	(1,169,929)	(167,907)
FTI Consulting, Inc.	(68,450)	(2,406,702)	(377,844)
GameStop Corp.	(45,717)	(1,198,073)	(17,084)
Gap, Inc. (The)	(210,381)	(4,895,566)	431,281
GATX Corp.	(67,217)	(2,858,106)	(97,425)
GCP Applied Technologies, Inc.	(6,759)	(114,227)	(61,777)
General Electric Co.	(77,191)	(2,182,961)	(247,011)
Genesee & Wyoming, Inc.	(156,167)	(8,852,028)	(354,017)
Gentex Corp.	(639,252)	(8,753,285)	(1,123,159)
Genworth Financial, Inc.	(1,225,282)	(2,427,503)	(733,725)
Global Payments, Inc.	(52,362)	(3,133,064)	(604,535)
Graco, Inc.	(85,564)	(6,262,437)	(496,263)
Granite Construction, Inc.	(14,023)	(623,503)	(15,245)
Greif, Inc.	(20,383)	(537,395)	(222,279)
H&R Block, Inc.	(343,196)	(8,533,951)	640,443
Hain Celestial Group, Inc. (The)	(265,718)	(9,175,433)	(4,044,038)
Halliburton Co.	(52,206)	(2,088,523)	(275,886)
Halyard Health, Inc.	(134,425)	(3,428,452)	(943,049)
Hancock Holding Co.	(230,549)	(5,405,996)	(613,638)
Hanesbrands, Inc.	(288,604)	(7,546,730)	294,112
Harley-Davidson, Inc.	(106,182)	(4,556,365)	(253,679)
Harris Corp.	(75,782)	(5,573,568)	(749,683)
Helmerich & Payne, Inc.	(58,358)	(3,369,027)	(548,546)
Henry Schein, Inc.	(32,233)	(5,051,805)	(646,990)
Hershey Co. (The)	(78,716)	(7,070,271)	(1,863,208)
Hexcel Corp.	(273,391)	(10,881,193)	(502,808)
Hormel Foods Corp.	(171,295)	(6,634,228)	364,831
Huntington Bancshares, Inc.	(237,029)	(2,273,711)	154,672
IDEXX Laboratories, Inc.	(178,652)	(12,235,875)	(4,353,749)
Illumina, Inc.	(128,932)	(18,004,410)	(95,064)
Ingevity Corp.	(9,522)	—	(324,129)
Intel Corp.	(98,945)	(2,912,204)	(333,192)
InterDigital, Inc.	(34,709)	(1,474,785)	(457,812)
International Business Machines Corp.	(25,873)	(3,210,063)	(716,941)
International Flavors & Fragrances, Inc.	(45,889)	(5,323,967)	(461,259)
Intuitive Surgical, Inc.	(783)	(500,293)	(17,591)
IPG Photonics Corp.	(76,250)	(6,298,940)	198,940
ITC Holdings Corp.	(172,698)	(6,674,778)	(1,410,943)
j2 Global, Inc.	(57,179)	(3,725,127)	113,129
Janus Capital Group, Inc.	(189,976)	(2,708,196)	63,730
JB Hunt Transport Services, Inc.	(60,927)	(4,576,836)	(353,986)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JC Penney Co., Inc.	(247,042)	$(1,970,934)	$(222,799)
JM Smucker Co. (The)	(32,237)	(4,105,382)	(807,859)
Johnson Controls, Inc.	(89,414)	(3,969,937)	12,473
Kansas City Southern	(92,779)	(7,291,502)	(1,066,959)
Kellogg Co.	(1,932)	(137,945)	(19,803)
KeyCorp.	(401,755)	(4,764,365)	324,973
Keysight Technologies, Inc.	(28,278)	(783,410)	(39,197)
Kinder Morgan, Inc.	(175,603)	(2,783,630)	(503,658)
KLX, Inc.	(178,741)	(5,126,977)	(413,994)
Knowles Corp.	(253,852)	(3,112,607)	(360,089)
Kohl’s Corp.	(18,422)	(762,671)	64,109
Kosmos Energy Ltd.	(402,691)	(2,074,036)	(120,630)
Kroger Co. (The)	(28,886)	(1,031,912)	(30,804)
Landstar System, Inc.	(59,819)	(3,644,206)	(462,966)
Laredo Petroleum, Inc.	(167,230)	(1,523,563)	(229,007)
Legg Mason, Inc.	(71,042)	(1,974,031)	(120,997)
Lennar Corp.	(169,367)	(6,535,387)	(1,272,431)
Leucadia National Corp.	(294,764)	(4,609,346)	(498,914)
Linear Technology Corp.	(61,585)	(2,519,442)	(346,108)
Lions Gate Entertainment Corp.	(580,501)	(11,594,617)	(148,918)
Lockheed Martin Corp.	(1,394)	(314,820)	(31,129)
Loews Corp.	(93,808)	(3,412,735)	(441,836)
LPL Financial Holdings, Inc.	(126,594)	(3,214,991)	362,828
Mallinckrodt plc	(10,768)	(651,403)	(3,076)
Manitowoc Foodservice, Inc.	(235,220)	(252,351)	(3,892,226)
Marathon Oil Corp.	(136,549)	(1,519,448)	(530,152)
Markel Corp.	(1,583)	(1,314,602)	(193,648)
MarketAxess Holdings, Inc.	(13,317)	(1,730,205)	(206,087)
Marsh & McLennan Cos., Inc.	(347,160)	(19,235,698)	(4,530,875)
Mattel, Inc.	(108,345)	(3,377,114)	(13,001)
MAXIMUS, Inc.	(111,855)	(5,627,382)	(566,030)
McCormick & Co., Inc.	(84,353)	(7,634,542)	(1,363,392)
McDonald’s Corp.	(38,248)	(4,765,113)	162,349
MDC Holdings, Inc.	(90,983)	(1,798,734)	(415,792)
MDU Resources Group, Inc.	(142,660)	(2,823,642)	(600,198)
Mead Johnson Nutrition Co.	(23,778)	(1,615,002)	(542,852)
MEDNAX, Inc.	(196,659)	(13,133,395)	(1,110,616)
Mercury General Corp.	(36,325)	(1,847,184)	(83,853)
Meredith Corp.	(5,772)	(296,842)	(2,782)
Mettler-Toledo International, Inc.	(12,371)	(3,797,897)	(716,528)
Microchip Technology, Inc.	(221,227)	(9,522,334)	(1,707,148)
Microsemi Corp.	(161,204)	(5,588,236)	320,089
Middleby Corp. (The)	(106,934)	(9,195,646)	(3,128,497)
Moody’s Corp.	(47,984)	(3,842,511)	(654,070)
Mosaic Co. (The)	(233,251)	(6,178,458)	71,947
Murphy Oil Corp.	(34,106)	(1,002,454)	(80,412)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mylan NV	(263)	$(11,892)	$520
National Fuel Gas Co.	(38,102)	(1,712,304)	(454,938)
National Instruments Corp.	(161,696)	(4,461,473)	31,002
National Oilwell Varco, Inc.	(149,201)	(4,131,604)	(889,009)
Navient Corp.	(571,445)	(5,032,071)	(1,796,697)
NetApp, Inc.	(78,482)	(2,105,814)	175,942
Netflix, Inc.	(32,616)	(2,896,134)	(87,578)
NetScout Systems, Inc.	(353,987)	(7,667,806)	(208,405)
NetSuite, Inc.	(214,942)	(11,603,992)	(4,043,786)
NeuStar, Inc.	(23,492)	(539,251)	(13,046)
Newell Brands, Inc.	(109,289)	(4,519,419)	(788,748)
NewMarket Corp.	(8,762)	(2,999,310)	(631,487)
NextEra Energy, Inc.	(141,054)	(16,533,165)	(1,860,276)
Nielsen Holdings plc	(140,105)	(6,322,939)	(958,318)
Noble Energy, Inc.	(103,241)	(2,982,332)	(720,923)
Nordson Corp.	(83,746)	(4,944,797)	(2,057,206)
Nordstrom, Inc.	(59,354)	(2,987,880)	729,461
Northern Trust Corp.	(639)	(37,056)	(5,285)
Norwegian Cruise Line Holdings Ltd.	(121,335)	(6,178,137)	1,344,151
NRG Energy, Inc.	(376,788)	(4,084,382)	(1,563,670)
NVIDIA Corp.	(71,095)	(2,832,418)	(509,758)
Occidental Petroleum Corp.	(29,579)	(1,996,573)	(238,417)
Oceaneering International, Inc.	(10,177)	(301,682)	(2,203)
OGE Energy Corp.	(514,631)	(14,039,276)	(2,814,890)
Old Dominion Freight Line, Inc.	(51,876)	(3,499,697)	371,055
Olin Corp.	(536,673)	(10,625,038)	(2,705,919)
OneMain Holdings, Inc.	(16,662)	(417,271)	37,045
ONEOK, Inc.	(292,222)	(6,602,343)	(7,263,591)
OPKO Health, Inc.	(549,136)	(5,504,014)	375,084
Oracle Corp.	(59,758)	(2,096,311)	(349,584)
O’Reilly Automotive, Inc.	(6,330)	(1,495,716)	(220,347)
Oshkosh Corp.	(88,348)	(2,819,442)	(1,395,641)
Owens & Minor, Inc.	(94,601)	(3,495,155)	(41,030)
Owens-Illinois, Inc.	(4,643)	(85,091)	1,471
PACCAR, Inc.	(29,152)	(1,572,099)	59,985
PacWest Bancorp	(124,282)	(4,346,323)	(597,615)
Palo Alto Networks, Inc.	(59,129)	(8,554,356)	1,302,775
Pandora Media, Inc.	(1,198,599)	(11,590,261)	(3,332,297)
Panera Bread Co.	(14,699)	(2,817,885)	(297,421)
PAREXEL International Corp.	(116,733)	(7,125,655)	(214,516)
Patterson Cos., Inc.	(142,312)	(6,110,046)	(705,275)
Paychex, Inc.	(98,498)	(4,718,808)	(1,141,823)
PayPal Holdings, Inc.	(59,631)	(2,331,738)	154,610
Penske Automotive Group, Inc.	(110,566)	(3,858,188)	379,781
Phillips 66	(10,420)	(826,977)	254
Pinnacle Foods, Inc.	(45,826)	(1,985,725)	(135,560)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Platform Specialty Products Corp.	(1,039,566)	$(6,647,241)	$(2,584,105)
Polaris Industries, Inc.	(69,209)	(5,468,344)	(190,184)
PolyOne Corp.	(2,431)	(60,605)	(25,064)
Post Holdings, Inc.	(46,178)	(2,894,437)	(924,022)
PPL Corp.	(102,970)	(3,727,937)	(159,180)
Praxair, Inc.	(78,765)	(8,177,382)	(675,016)
Premier, Inc.	(74,431)	(2,446,091)	12,197
Prestige Brands Holdings, Inc.	(12,865)	(700,897)	(11,824)
Priceline Group, Inc. (The)	(2,624)	(3,069,031)	(206,796)
Primerica, Inc.	(76,834)	(3,444,785)	(953,193)
Principal Financial Group, Inc.	(185,701)	(6,756,374)	(877,794)
Prosperity Bancshares, Inc.	(112,794)	(4,869,082)	(882,284)
PTC, Inc.	(8,134)	(312,220)	6,545
PulteGroup, Inc.	(415,324)	(7,006,188)	(1,088,477)
Qorvo, Inc.	(46,103)	(1,644,866)	(902,786)
Quest Diagnostics, Inc.	(31,720)	(1,920,646)	(661,679)
Quorum Health Corp.	(9,119)	—	(97,664)
Range Resources Corp.	(56,988)	(1,597,944)	(860,519)
Regal Entertainment Group	(34,056)	(645,828)	(104,766)
Regeneron Pharmaceuticals, Inc.	(14,289)	(5,330,513)	340,366
RenaissanceRe Holdings Ltd.	(26,912)	(3,050,555)	(109,991)
Rent-A-Center, Inc.	(175,682)	(2,048,822)	(108,553)
ResMed, Inc.	(132,258)	(7,562,512)	(800,161)
Restoration Hardware Holdings, Inc.	(174,672)	(6,241,285)	1,231,692
Rice Energy, Inc.	(139,722)	(1,797,773)	(1,281,700)
Rockwell Collins, Inc.	(166,454)	(13,764,504)	(407,390)
Roper Technologies, Inc.	(32,790)	(5,660,759)	68,096
Rovi Corp.	(78,893)	(1,403,112)	169,225
RPC, Inc.	(48,284)	(638,419)	(111,431)
Ryder System, Inc.	(10,467)	(686,165)	46,213
Sabre Corp.	(34,320)	(936,624)	17,191
salesforce.com, Inc.	(34,879)	(1,999,613)	(770,128)
Sally Beauty Holdings, Inc.	(106,618)	(3,158,999)	23,363
Santander Consumer USA Holdings, Inc.	(42,536)	(427,468)	(11,928)
SBA Communications Corp.	(66,339)	(5,687,906)	(1,472,726)
Schlumberger Ltd.	(42,833)	(2,940,802)	(446,431)
Scripps Networks Interactive, Inc.	(72,614)	(3,993,770)	(527,904)
Seagate Technology plc	(99,939)	(3,039,895)	605,381
Seattle Genetics, Inc.	(175,465)	(5,197,755)	(1,892,786)
Sempra Energy	(47,352)	(4,840,732)	(558,343)
Semtech Corp.	(16,869)	(273,615)	(128,879)
ServiceNow, Inc.	(83,233)	(4,298,944)	(1,227,727)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Signet Jewelers Ltd.	(19,057)	$(2,121,226)	$550,738
Silgan Holdings, Inc.	(29,306)	(1,500,353)	(7,734)
Silicon Laboratories, Inc.	(31,719)	(1,261,090)	(284,894)
Sirius XM Holdings, Inc.	(2,259,010)	(7,567,684)	(1,355,406)
Six Flags Entertainment Corp.	(118,613)	(5,663,967)	(1,209,657)
Skyworks Solutions, Inc.	(105,097)	(7,251,864)	601,326
SLM Corp.	(46,288)	(285,733)	(327)
Snyder’s-Lance, Inc.	(47,982)	(1,482,321)	(143,789)
Sotheby’s	(127,117)	(2,908,437)	(574,569)
Southern Co. (The)	(372,666)	(18,334,407)	(1,651,671)
Southwestern Energy Co.	(152,917)	(1,803,699)	(119,997)
Spectra Energy Corp.	(179,066)	(5,219,774)	(1,339,414)
Spectrum Brands Holdings, Inc.	(61,845)	(6,265,311)	(1,113,416)
Spirit Airlines, Inc.	(72,843)	(3,104,248)	(164,217)
Splunk, Inc.	(143,453)	(4,579,020)	(3,193,264)
Sprouts Farmers Market, Inc.	(432,254)	(9,682,490)	(216,127)
SS&C Technologies Holdings, Inc.	(219,400)	(6,664,639)	503,887
State Street Corp.	(61,198)	(3,583,447)	283,651
Stericycle, Inc.	(200,499)	(21,189,340)	313,384
Stifel Financial Corp.	(6,240)	(216,561)	20,313
Stryker Corp.	(20,782)	(2,307,178)	(183,129)
SunPower Corp.	(483,914)	(9,658,858)	2,163,030
SVB Financial Group	(56,706)	(5,814,618)	418,475
T Rowe Price Group, Inc.	(53,471)	(3,555,287)	(346,492)
Tableau Software, Inc.	(17,722)	(861,097)	(5,863)
Talen Energy Corp.	(355)	(4,842)	32
Targa Resources Corp.	(157,853)	(5,205,085)	(1,446,840)
TEGNA, Inc.	(43,817)	(1,038,701)	23,461
Teledyne Technologies, Inc.	(4,381)	(343,186)	(90,752)
Tempur Sealy International, Inc.	(5,219)	(304,415)	15,700
Tenet Healthcare Corp.	(345,399)	(8,362,110)	(1,184,719)
Tesla Motors, Inc.	(14,766)	(2,912,201)	(222,326)
Texas Instruments, Inc.	(14,586)	(899,666)	(14,147)
Tiffany & Co.	(92,097)	(5,947,364)	362,602
Toll Brothers, Inc.	(20,871)	(555,277)	(6,361)
Tractor Supply Co.	(56,681)	(4,616,667)	(551,506)
TransDigm Group, Inc.	(132,453)	(25,121,813)	(9,804,719)
TreeHouse Foods, Inc.	(133,785)	(11,024,132)	(2,708,898)
TRI Pointe Group, Inc.	(31,299)	(364,854)	(5,101)
Trimble Navigation Ltd.	(58,422)	(1,099,502)	(323,658)
TripAdvisor, Inc.	(101,732)	(5,568,606)	(972,761)
Triumph Group, Inc.	(185,269)	(4,835,306)	(1,741,744)
Trustmark Corp.	(17,237)	(411,963)	(16,377)
Tupperware Brands Corp.	(57,797)	(3,020,518)	(232,297)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Twenty-First Century Fox, Inc.	(281,390)	$(6,937,703)	$(673,896)
Twitter, Inc.	(6,910)	(117,634)	786
Tyler Technologies, Inc.	(48,217)	(6,725,562)	(1,312,694)
Ulta Salon Cosmetics & Fragrance, Inc.	(19,087)	(3,948,392)	(701,965)
Ultimate Software Group, Inc. (The)	(54,896)	(8,707,003)	(2,837,077)
Umpqua Holdings Corp.	(68,705)	(1,024,926)	(37,941)
Under Armour, Inc.	(420,686)	(24,698,990)	7,816,861
Under Armour, Inc.	(157,229)	(2)	(5,723,134)
Union Pacific Corp.	(29,181)	(2,250,439)	(295,604)
United Natural Foods, Inc.	(124,027)	(4,107,671)	(1,696,793)
United Rentals, Inc.	(19,079)	(1,128,735)	(151,466)
United Technologies Corp.	(64,722)	(5,646,347)	(990,894)
USG Corp.	(277,495)	(5,341,779)	(2,139,486)
Valley National Bancorp	(628,255)	(5,679,394)	(50,292)
Varian Medical Systems, Inc.	(81,924)	(6,133,650)	(602,961)
Veeva Systems, Inc.	(187,495)	(4,354,876)	(2,042,453)
VeriFone Systems, Inc.	(115,176)	(2,332,154)	196,791
Verisk Analytics, Inc.	(127,377)	(8,632,339)	(1,695,388)
Vertex Pharmaceuticals, Inc.	(47,858)	(3,947,880)	(168,865)
VF Corp.	(21,165)	(1,293,370)	(8,066)
Vishay Intertechnology, Inc.	(693)	(8,362)	(224)
Vista Outdoor, Inc.	(9,733)	(434,773)	(29,783)
VMware, Inc.	(67,114)	(3,080,977)	(759,286)
Wabtec Corp.	(118,839)	(7,478,238)	(867,825)
Waters Corp.	(13,878)	(1,607,489)	(344,452)
WebMD Health Corp.	(34,824)	(2,215,210)	191,587
Webster Financial Corp.	(17,024)	(630,722)	52,757
WEC Energy Group, Inc.	(460,183)	(26,383,646)	(3,666,304)
Wendy’s Co. (The)	(245,599)	(2,390,701)	28,039
WESCO International, Inc.	(61,705)	(3,100,299)	(76,891)
Western Digital Corp.	(5,784)	(220,019)	(53,333)
Western Union Co. (The)	(465,879)	(7,919,943)	(1,015,616)
WestRock Co.	(280,841)	(9,643,075)	(1,273,214)
WhiteWave Foods Co. (The)	(322,895)	(11,968,430)	(3,188,261)
Whiting Petroleum Corp.	(91,885)	(1,011,878)	161,023
Whole Foods Market, Inc.	(282,302)	(8,324,864)	(714,446)
Williams-Sonoma, Inc.	(91,451)	(4,829,379)	62,038
WisdomTree Investments, Inc.	(1,350,846)	(14,746,155)	1,521,372
Woodward, Inc.	(48,115)	(2,106,956)	(666,393)
Workday, Inc.	(143,470)	(7,093,106)	(3,619,799)
WPX Energy, Inc.	(176,380)	(1,377,571)	(264,526)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WR Berkley Corp.	(43,660)	$(2,320,722)	$(295,385)
WR Grace & Co.	(17,083)	(1,166,940)	(83,707)
Wynn Resorts Ltd.	(72,795)	(4,254,868)	(2,343,271)
Xcel Energy, Inc.	(159,248)	(6,309,406)	(821,720)
Yahoo!, Inc.	(116,239)	(3,117,530)	(1,248,407)
Yelp, Inc.	(38,065)	(878,853)	(276,800)
Zayo Group Holdings, Inc.	(35,122)	(954,808)	(26,150)
Zebra Technologies Corp.	(87,041)	(4,759,402)	398,648
Zillow Group, Inc.	(148,788)	(3,043,425)	(2,354,604)
Zimmer Biomet Holdings, Inc.	(221,680)	(20,741,949)	(5,943,889)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zions Bancorporation	(342,911)	$(7,189,257)	$(1,428,097)

			(260,249,586)

Total of Short Equity Positions			(266,536,287)

Total of Long and Short Equity Positions			(16,316,253)

Net Cash and Other Receivables/ (Payables) (b)			1,116,710

Swaps, at Value			$(15,199,543)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	56-61 months maturity 01/14/2021	$5,877,921

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
BillerudKorsnas AB	61,930	$980,685	$(56,535)
Boliden AB	254,146	3,454,958	1,512,096
Bonava AB	29,857	(16,114)	376,063
Electrolux AB	643,670	13,941,131	3,608,432
Husqvarna AB	435,390	2,568,241	673,880
NCC AB	52,267	1,507,080	(293,483)
Nibe Industrier AB	37,520	284,246	27,761
Saab AB	11,936	374,751	(2,531)
Securitas AB	162,329	2,247,085	258,921
Skanska AB	190,910	3,436,961	560,500
SSAB AB	123,183	495,175	(208,302)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Svenska Cellulosa AB SCA	338,101	$9,600,920	$1,262,491
Swedish Match AB	149,582	4,994,862	225,267
Swedish Orphan Biovitrum AB	15,975	195,463	653
TeliaSonera AB	376,554	1,761,944	21,219
Trelleborg AB	44,881	742,584	53,851

			8,020,283

Total of Long Equity Positions			8,020,283

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(25,526)	$(1,156,304)	$(409,444)

Sweden
Alfa Laval AB	(157,855)	(2,590,485)	102,561
Assa Abloy AB	(71,850)	(1,392,778)	(85,380)
Atlas Copco AB	(191,697)	(4,172,166)	(806,616)
Axfood AB	(17,554)	(308,909)	(28,257)
Elekta AB	(113,373)	(836,776)	(85,471)
Getinge AB	(25,522)	(582,684)	55,757
Hennes & Mauritz AB	(224,862)	(7,358,726)	743,102
Hexagon AB	(122,886)	(4,028,292)	(468,839)
Hexpol AB	(43,195)	(424,429)	(19,136)
ICA Gruppen AB	(4,209)	(135,480)	(5,586)
Modern Times Group MTG AB	(76,887)	(2,011,584)	(32,182)
Nordea Bank AB	(296,396)	(3,025,638)	511,119
Sandvik AB	(571,663)	(4,549,305)	(1,174,146)
Skandinaviska Enskilda Banken AB	(325,152)	(2,950,702)	110,278
SKF AB	(44,723)	(750,157)	33,562
Svenska Handelsbanken AB	(280,973)	(3,437,034)	25,877

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Swedbank AB	(154,074)	$(3,188,315)	$(47,715)
Tele2 AB	(363,899)	(3,215,202)	20,408
Telefonaktiebolaget LM Ericsson	(25,194)	(187,388)	(6,167)
Volvo AB	(342,850)	(2,956,202)	(449,778)

			(1,606,609)

Total of Short Equity Positions			(2,016,053)

Total of Long and Short Equity Positions			6,004,230

Net Cash and Other Receivables/ (Payables) (b)			(126,309)

Swaps, at Value			$5,877,921

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	56-60 months maturity 01/14/2021	$481,669

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	190,031	$19,954,995	$118,806

Germany
KUKA AG	44,991	5,380,592	(44,154)

Italy
Italcementi SpA	892,372	10,320,266	139,785

Total of Long Equity Positions			214,437

Short Positions

Common Stocks
Netherlands
Koninklijke Ahold NV	(964,939)	(21,595,001)	286,663

Total of Long and Short Equity Positions			501,100

Net Cash and Other Receivables/ (Payables) (b)			(19,431)

Swaps, at Value			$481,669

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	59 months maturity 01/14/2021	$(86,695)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	2,883	$1,194,740	$(88,105)

Net Cash and Other Receivables/ (Payables) (b)			1,410

Swaps, at Value			$(86,695)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	55-61 months maturity 01/14/2021	$3,023,613

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Shire plc	2,543	$381,180	$86,935

United States
AGL Resources, Inc.	336,970	21,686,811	543,100
Alere, Inc.	298,459	15,879,965	(3,440,194)
American Capital Ltd.	202,682	3,262,284	(53,828)
Apollo Education Group, Inc.	346,621	2,913,663	247,520

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Astoria Financial Corp.	840,452	$12,222,445	$661,684
Axiall Corp.	206,702	5,311,348	1,429,204
Carmike Cinemas, Inc.	1,100	32,904	228
Cash America International, Inc.	94,489	3,503,042	524,079
Celator Pharmaceuticals	111,400	3,356,142	5,910
Centene Corp.	2	114	29
Charter Communications, Inc.	396	76,270	14,272
Cigna Corp.	339,916	46,964,998	(3,459,149)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Columbia Pipeline Group, Inc.	398,517	$10,141,713	$16,486
Cvent, Inc.	154,526	5,512,184	7,485
Demandware, Inc.	51,198	3,831,617	3,113
DreamWorks Animation SKG, Inc.	150,564	6,017,105	136,446
EMC Corp.	247,511	6,233,090	491,784
Empire District Electric Co. (The)	43,142	1,449,497	16,037
Envision Healthcare Holdings, Inc.	91,300	2,309,297	6,984
ExamWorks Group, Inc.	95,298	3,316,211	4,924
Fairchild Semiconductor International, Inc.	345,414	6,936,619	(80,152)
FEI Co.	45,204	4,797,228	34,176
First Niagara Financial Group, Inc.	2,995,372	28,800,474	374,450
FirstMerit Corp.	666,426	12,886,551	621,904
Hatteras Financial Corp.	274,117	4,461,409	34,110
Hawaiian Electric Industries, Inc.	751,049	22,163,756	2,463,141
Humana, Inc.	219,186	36,409,420	3,017,757
inContact, Inc.	41,100	568,350	885
ITC Holdings Corp.	51,444	2,175,788	232,820
KLA-Tencor Corp.	567,829	38,155,437	3,438,038
Krispy Kreme Doughnuts, Inc.	1,700	35,565	67
LDR Holding Corp.	34,163	1,260,512	1,811
Lexmark International, Inc.	139,000	5,269,603	(22,353)
LinkedIn Corp.	61,384	11,687,389	(70,467)
Marketo, Inc.	78,500	2,741,369	(7,999)
Media General, Inc.	899,192	14,330,415	1,126,695
Memorial Resource Development Corp.	554,288	8,298,449	503,644
Monsanto Co.	29,085	3,097,814	(90,134)
Parkway Properties, Inc.	78,200	1,327,793	(19,507)
Piedmont Natural Gas Co., Inc.	202,072	11,872,321	276,248
Pinnacle Entertainment, Inc.	100	—	1,108
Qlik Technologies, Inc.	264,500	7,948,806	(124,896)
Questar Corp.	644,172	16,013,839	328,805
Rite Aid Corp.	1,599,726	12,291,225	(309,277)
Rofin-Sinar Technologies, Inc.	19,800	629,011	3,401
St. Jude Medical, Inc.	392,523	30,585,647	31,147
Starwood Hotels & Resorts Worldwide, Inc.	220,430	16,077,624	223,175
Talen Energy Corp.	81,400	1,110,331	(7,361)
Talmer Bancorp, Inc.	366,766	5,858,019	1,172,885
TECO Energy, Inc.	628,952	17,199,914	184,319
Tumi Holdings, Inc.	40,200	1,071,536	3,412
Tyco International plc	286,371	11,710,264	489,141
Valspar Corp. (The)	167,185	17,896,150	164,846

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Virgin America, Inc.	56,921	$3,168,336	$31,193
Westar Energy, Inc.	114,164	6,383,498	19,961
Western Digital Corp.	31,547	381,880	1,109,031
Wilshire Bancorp, Inc.	242,000	2,539,222	(17,582)
Xura, Inc.	60,553	1,489,510	(10,200)

			12,284,356

Total of Long Equity Positions			12,371,291

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(8,970)	(554,682)	(91,607)

United States
Abbott Laboratories	(355,989)	(14,093,279)	99,352
Aetna, Inc.	(184,719)	(19,396,912)	(3,162,819)
Amsurg Corp.	(30,600)	(2,356,707)	(16,017)
Annaly Capital Management, Inc.	(276,201)	(2,974,153)	(83,392)
Anthem, Inc.	(174,252)	(23,934,812)	1,048,554
Ares Capital Corp.	(97,895)	(1,454,054)	63,945
Ball Corp.	(10,150)	(696,290)	(37,454)
BBCN Bancorp, Inc.	(194,562)	(2,914,784)	11,919
Brocade Communications Systems, Inc.	(1)	(9)	—
Chemical Financial Corp.	(178,182)	(5,661,903)	(982,504)
Cousins Properties, Inc.	(140,437)	(1,472,394)	11,849
Diebold, Inc.	(36,127)	(910,762)	13,728
First Cash Financial Services, Inc.	(81,616)	(3,662,466)	(526,883)
Gaming and Leisure Properties, Inc.	(1)	(25)	(10)
Global Payments, Inc.	(1)	(69)	(2)
Great Plains Energy, Inc.	(24,392)	(718,106)	(23,411)
Huntington Bancshares, Inc.	(1,148,518)	(9,975,181)	(292,570)
Interval Leisure Group, Inc.	(16,514)	(227,135)	(35,437)
Johnson Controls, Inc.	(329,103)	(13,974,585)	(591,514)
KeyCorp.	(2,065,380)	(23,060,751)	238,302
Lam Research Corp.	(283,589)	(20,669,227)	(3,169,264)
Marriott International, Inc.	(182,726)	(12,295,640)	151,670
Mylan NV	(45,999)	(1,946,454)	(42,543)
New York Community Bancorp, Inc.	(840,663)	(12,539,698)	(61,840)
Nexstar Broadcasting Group, Inc.	(112,288)	(5,228,682)	(113,981)
NextEra Energy, Inc.	(186,403)	(20,363,380)	(3,943,571)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Range Resources Corp.	(207,858)	$(8,460,552)	$(506,442)

			(11,950,335)

Total of Short Equity Positions			(12,041,942)

Total of Long and Short Equity Positions			329,349

Net Cash and Other Receivables/ (Payables) (b)			2,694,264

Swaps, at Value			$3,023,613

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	56-59 months maturity 01/14/2021	$289,100

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	631,830	$11,158,472	$298,670

Net Cash and Other Receivables/ (Payables) (b)			(9,570)

Swaps, at Value			$289,100

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	56-59 months maturity 01/14/2021	$(145,132)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(6,695)	$(309,514)	$(7,319)
Fortis, Inc.	(38,686)	(1,169,007)	(138,643)

			(145,962)

Total of Short Equity Positions			(145,962)

Net Cash and Other Receivables/ (Payables) (b)			830

Swaps, at Value			$(145,132)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	59 months maturity 01/14/2021	$50,172

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
SABMiller plc	26,391	$1,486,409	$52,691

Net Cash and Other Receivables/ (Payables) (b)			(2,519)

Swaps, at Value			$50,172

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12-25 months maturity ranging from 07/27/2016 - 03/05/2018	$691,541

** The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Charter Communications, Inc.	1,144	$253,602	$7,962
FirstMerit Corp.	126,904	2,902,294	(329,950)
ITC Holdings Corp.	188,374	8,508,854	310,817
Talmer Bancorp, Inc.	48,849	993,589	(57,153)

			(68,324)

Total of Long Equity Positions			(68,324)

Short Positions

Common Stocks
United States
Chemical Financial Corp.	(23,081)	(921,394)	60,703
Diebold, Inc.	(1,433)	(38,333)	2,751
Huntington Bancshares, Inc.	(218,274)	(2,298,425)	347,056
Mylan NV	(19,876)	(924,632)	65,193

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VMware, Inc.	(51,728)	$(3,235,586)	$275,710
Western Digital Corp.	(53,520)	(2,570,030)	40,675

			792,088

Total of Short Equity Positions			792,088

Total of Long and Short Equity Positions			723,764

Net Cash and Other Receivables/ (Payables) (b)			(32,223)

Swaps, at Value			$691,541

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13-22 months maturity 04/05/2017	$322,334

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	234,230	$24,944,907	$(202,173)

Finland
Nokia OYJ	11,045	61,424	746

Germany
Wincor Nixdorf AG	87,079	4,696,673	(23,303)

Italy
Italcementi SpA	867,755	10,149,628	21,872

Total of Long Equity Positions			(202,858)

Short Positions

Common Stocks
Finland
Nokia OYJ	(22,222)	(123,481)	(3,083)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Koninklijke Ahold NV	(1,189,800)	$(26,869,812)	$595,965

Total of Short Equity Positions			592,882

Total of Long and Short Equity Positions			390,024

Net Cash and Other Receivables/ (Payables) (b)			(67,690)

Swaps, at Value			$322,334

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	11-25 months maturity ranging from 01/12/2017 - 05/22/2018	$(311,370)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Manitoba Telecom Services, Inc.	310,600	$9,046,689	$72,130

Short Positions

Common Stocks
Canada
BCE, Inc.	(104,700)	(4,846,299)	(108,504)
Fortis, Inc.	(141,966)	(4,518,173)	(280,508)
Waste Connections, Inc.	(1)	(72)	—

			(389,012)

Total of Short Equity Positions			(389,012)

Total of Long and Short Equity Positions			(316,882)

Net Cash and Other Receivables/ (Payables) (b)			5,512

Swaps, at Value			$(311,370)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	24 months maturity 02/14/2018	$129,869

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	434,924	$7,750,235	$136,359

Net Cash and Other Receivables/ (Payables) (b)			(6,490)

Swaps, at Value			$129,869

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12-25 months maturity ranging from 07/27/2016 - 03/05/2018	$(77,046)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Rights
United States
Leap Wireless International, Inc. (3)	(110,787)	$(279,183)	$(72,565)

Net Cash and Other Receivables/ (Payables) (b)			(4,481)

Swaps, at Value			$(77,046)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$151,023	$—	$151,023

BARC
Cash	—	52,032,186	52,032,186

CITG
Cash	—	1,145,408	1,145,408

CITI
Cash	(15,260,000)	—	(15,260,000)

DTBK
Investment Companies	52,325,649	—	52,325,649

GSCO
Cash	—	8,877,090	8,877,090

GSIN
Investment Companies	35,870,000	—	35,870,000

JPMC
Investment Companies	531,350,000	—	531,350,000

JPMS
Cash	—	13,214,257	13,214,257

MSCL
Cash	—	(976,689)	(976,689)

MSIP
Investment Companies	73,562,143	—	73,562,143

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(3,530,000)	$—	$(3,530,000)

DTBK
Investment Companies	140,019	—	140,019

GSCO
Cash	—	443,207	443,207

JPPC
Cash	—	1,607,695	1,607,695

MACQ
Investment Companies	4,940,006	—	4,940,006

MLIN
Investment Companies	1,900,127	—	1,900,127

MSCL
Cash	—	(5,152,609)	(5,152,609)
U.S. Treasury Bills	—	29,208,382	29,208,382

SOCG
Cash	(3,160,000)	—	(3,160,000)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

SHORT-TERM INVESTMENTS - 91.2%	SHARES	VALUE (Note 5)
Investment Companies - 49.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(a)	2,246,739	$2,246,739
Dreyfus Treasury Cash Management, Class I, 0.240% ^(a)	8,986,957	8,986,957
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(a)(b)	56,936,299	56,936,299
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(a)(b)	60,543	60,543
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(a)	11,233,696	11,233,696

Total Investment Companies (cost $79,464,234)		79,464,234

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(c)	$30,723	30,692,861
U.S. Treasury Bill, 0.409%, 08/18/2016 (c)	1,058	1,057,676
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)	17,221	17,217,005
U.S. Treasury Bill, 0.477%, 12/01/2016 ^(c)	1,746	1,743,886
U.S. Treasury Bill, 0.479%, 11/25/2016 (c)	1,529	1,527,385
U.S. Treasury Bill, 0.511%, 09/15/2016 (c)	1,302	1,301,440
U.S. Treasury Bill, 0.350%, 10/20/2016 (c)	1,127	1,126,184

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 42.1% (continued)
U.S. Treasury Bill, 0.401%, 12/15/2016 (c)	$3,804	$3,799,139
U.S. Treasury Bill, 0.401%, 10/27/2016 (c)	3,602	3,599,399
U.S. Treasury Bill, 0.431%, 12/08/2016 (c)	3,114	3,110,036
U.S. Treasury Bill, 0.441%, 09/22/2016 (c)	1,301	1,300,277
U.S. Treasury Bill, 0.476%, 09/08/2016 (c)	1,621	1,620,369

Total U.S. Treasury Obligations (cost $68,065,622)		68,095,657

TOTAL SHORT-TERM INVESTMENTS (cost $147,529,856)		147,559,891

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 91.2% (cost $147,529,856)		147,559,891

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8% (d)		14,242,104

NET ASSETS - 100.0%		$161,801,995

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Corn September Futures^	08/2016	USD	170,271	$(5,796)
SOCG	Corn September Futures^	08/2016	USD	3,851,247	(141,422)
SOCG	Corn September Futures^	08/2016	USD	(1,245,987)	215,312
MACQ	Corn September Futures^	08/2016	USD	3,766,955	(514,004)
CITI	Cotton No. 2 December Futures^	11/2016	USD	1,372,840	38,900
SOCG	Cotton No. 2 December Futures^	11/2016	USD	153,435	6,990
MACQ	Cotton No. 2 December Futures^	11/2016	USD	660,851	12,934
SOCG	Lean Hogs August Futures^	08/2016	USD	(99,266)	(50)
SOCG	Lean Hogs August Futures^	08/2016	USD	339,501	(6,401)
SOCG	Lean Hogs July Futures^	07/2016	USD	(298,729)	7,812
SOCG	Lean Hogs July Futures^	07/2016	USD	298,729	(469)
SOCG	Lean Hogs October Futures^	10/2016	USD	743,948	1,732
DTBK	Live Cattle August Futures^	08/2016	USD	1,867,948	1,019,632

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
DTBK	Live Cattle August Futures^	08/2016	USD	(500,169)	$ (1,005,399)
SOCG	Live Cattle August Futures^	08/2016	USD	964,465	65
SOCG	Live Cattle August Futures^	08/2016	USD	(182,055)	455
DTBK	Live Cattle October Futures^	10/2016	USD	321,741	(721)
SOCG	Live Cattle October Futures^	10/2016	USD	183,751	(311)
SOCG	Natural Gas August Futures^	08/2016	USD	(726,068)	(90,972)
SOCG	Natural Gas July Futures^	07/2016	USD	(651,252)	104,524
SOCG	Natural Gas July Futures^	07/2016	USD	651,252	(167,468)
CITI	Soybean Meal December Futures^	11/2016	USD	(546,658)	6,770
CITI	Soybean Meal December Futures^	11/2016	USD	624,752	16,848
CITI	Soybean November Futures^	10/2016	USD	(3,319,282)	(328,811)
CITI	Soybean November Futures^	10/2016	USD	9,163,128	1,043,135
SOCG	Soybean November Futures^	10/2016	USD	988,336	107,251
MACQ	Soybean November Futures^	10/2016	USD	1,356,697	142,528
MACQ	Soybean Oil December Futures^	11/2016	USD	1,080,420	(22,110)
CITI	Wheat September Futures^	08/2016	USD	1,467,292	86,242
CITI	Wheat September Futures^	08/2016	USD	(1,467,292)	(170,903)
DTBK	Wheat September Futures^	08/2016	USD	1,370,946	(2,678,898)
DTBK	Wheat September Futures^	08/2016	USD	(1,370,946)	2,662,896

					$340,291

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
262	GSCO	Brent Crude Futures^	08/2016	$13,633,410	$13,141,920	$(491,490)
183	MSCL	Coffee ‘C’ Futures^	09/2016	8,934,491	9,995,231	1,060,740
350	MSCL	Corn Futures^	09/2016	6,717,373	6,396,250	(321,123)
35	MSCL	Cotton No. 2 Futures^	12/2016	1,129,315	1,122,975	(6,340)
159	GSCO	Gas Oil Futures^	09/2016	7,324,712	7,158,975	(165,737)
260	MSCL	Gold 100 OZ Futures^	08/2016	33,177,026	34,335,600	1,158,574
84	MSCL	Gold 100 OZ Futures^	12/2016	11,153,237	11,150,160	(3,077)
26	MSCL	Lean Hogs Futures^	08/2016	913,451	866,060	(47,391)
7	MSCL	Lean Hogs Futures^	10/2016	200,077	200,760	683
133	MSCL	Live Cattle Futures^	08/2016	6,158,465	6,108,690	(49,775)
21	JPPC	LME Aluminum Futures^	07/2016	790,497	862,769	72,272
63	JPPC	LME Aluminum Futures^	07/2016	2,459,877	2,590,324	130,447
86	JPPC	LME Aluminum Futures^	07/2016	3,512,305	3,536,213	23,908
2	JPPC	LME Aluminum Futures^	07/2016	82,541	82,265	(276)
3	JPPC	LME Aluminum Futures^	08/2016	121,865	123,478	1,613
24	JPPC	LME Aluminum Futures^	08/2016	936,834	987,900	51,066
2	JPPC	LME Aluminum Futures^	08/2016	77,405	82,375	4,970
6	JPPC	LME Aluminum Futures^	08/2016	234,315	247,163	12,848
7	JPPC	LME Aluminum Futures^	08/2016	271,092	288,400	17,308
32	JPPC	LME Aluminum Futures^	08/2016	1,245,812	1,318,600	72,788
3	JPPC	LME Aluminum Futures^	09/2016	117,907	123,750	5,843
9	JPPC	LME Aluminum Futures^	09/2016	349,845	371,475	21,630
59	JPPC	LME Aluminum Futures^	09/2016	2,293,260	2,435,594	142,334
11	JPPC	LME Aluminum Futures^	09/2016	440,324	454,163	13,839

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
18	JPPC	LME Aluminum Futures^	09/2016	$ 715,986	$ 743,288	$ 27,302
6	JPPC	LME Aluminum Futures^	09/2016	240,982	247,817	6,835
8	JPPC	LME Aluminum Futures^	09/2016	321,329	330,450	9,121
579	JPPC	LME Aluminum Futures^	09/2016	23,010,674	23,901,843	891,169
20	JPPC	LME Aluminum Futures^	09/2016	819,901	824,500	4,599
34	JPPC	LME Copper Futures^	07/2016	4,097,313	4,116,168	18,855
4	JPPC	LME Copper Futures^	07/2016	501,060	484,200	(16,860)
1	JPPC	LME Copper Futures^	07/2016	122,315	121,088	(1,227)
8	JPPC	LME Copper Futures^	07/2016	979,220	968,750	(10,470)
24	JPPC	LME Copper Futures^	08/2016	2,882,350	2,907,540	25,190
4	JPPC	LME Copper Futures^	08/2016	473,560	484,800	11,240
10	JPPC	LME Copper Futures^	08/2016	1,158,279	1,211,832	53,553
2	JPPC	LME Copper Futures^	08/2016	229,605	242,342	12,737
13	JPPC	LME Copper Futures^	08/2016	1,495,532	1,575,168	79,636
2	JPPC	LME Copper Futures^	08/2016	228,105	242,317	14,212
2	JPPC	LME Copper Futures^	08/2016	230,505	242,309	11,804
22	JPPC	LME Copper Futures^	08/2016	2,580,312	2,665,349	85,037
1	JPPC	LME Copper Futures^	09/2016	115,127	121,165	6,038
1	JPPC	LME Copper Futures^	09/2016	116,452	121,167	4,715
1	JPPC	LME Copper Futures^	09/2016	118,353	121,176	2,823
6	JPPC	LME Copper Futures^	09/2016	691,365	727,070	35,705
7	JPPC	LME Copper Futures^	09/2016	803,967	848,262	44,295
21	JPPC	LME Copper Futures^	09/2016	2,376,633	2,544,832	168,199
4	JPPC	LME Copper Futures^	09/2016	454,360	484,773	30,413
11	JPPC	LME Copper Futures^	09/2016	1,251,376	1,333,173	81,797
215	JPPC	LME Copper Futures^	09/2016	25,886,101	26,058,001	171,900
14	JPPC	LME Copper Futures^	09/2016	1,690,852	1,695,750	4,898
3	JPPC	LME Lead Futures^	07/2016	127,282	133,899	6,617
5	JPPC	LME Lead Futures^	07/2016	218,637	223,193	4,556
18	JPPC	LME Lead Futures^	07/2016	809,032	803,619	(5,413)
7	JPPC	LME Lead Futures^	07/2016	304,108	312,606	8,498
5	JPPC	LME Lead Futures^	08/2016	217,940	223,362	5,422
1	JPPC	LME Lead Futures^	08/2016	42,502	44,693	2,191
6	JPPC	LME Lead Futures^	08/2016	254,115	268,163	14,048
1	JPPC	LME Lead Futures^	08/2016	41,440	44,703	3,263
4	JPPC	LME Lead Futures^	08/2016	164,710	178,823	14,113
2	JPPC	LME Lead Futures^	08/2016	82,655	89,416	6,761
5	JPPC	LME Lead Futures^	08/2016	211,787	223,552	11,765
3	JPPC	LME Lead Futures^	09/2016	126,232	134,174	7,942
2	JPPC	LME Lead Futures^	09/2016	86,655	89,454	2,799
8	JPPC	LME Lead Futures^	09/2016	345,722	357,912	12,190
9	JPPC	LME Lead Futures^	09/2016	389,073	402,694	13,621
6	JPPC	LME Lead Futures^	09/2016	253,789	268,407	14,618
100	JPPC	LME Lead Futures^	09/2016	4,356,834	4,471,875	115,041
22	JPPC	LME Lead Futures^	09/2016	979,425	983,400	3,975
13	JPPC	LME Nickel Futures^	07/2016	663,461	733,343	69,882
4	JPPC	LME Nickel Futures^	07/2016	214,090	225,736	11,646
1	JPPC	LME Nickel Futures^	07/2016	56,864	56,463	(401)
4	JPPC	LME Nickel Futures^	07/2016	220,752	225,950	5,198
8	JPPC	LME Nickel Futures^	08/2016	444,791	452,119	7,328
2	JPPC	LME Nickel Futures^	08/2016	106,414	113,078	6,664
4	JPPC	LME Nickel Futures^	08/2016	206,232	226,235	20,003
3	JPPC	LME Nickel Futures^	08/2016	153,665	169,685	16,020
3	JPPC	LME Nickel Futures^	08/2016	150,879	169,717	18,838
3	JPPC	LME Nickel Futures^	08/2016	150,189	169,726	19,537
18	JPPC	LME Nickel Futures^	08/2016	911,645	1,018,452	106,807

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Nickel Futures^	09/2016	$ 50,483	$ 56,600	$ 6,117
10	JPPC	LME Nickel Futures^	09/2016	516,073	566,136	50,063
17	JPPC	LME Nickel Futures^	09/2016	911,377	962,524	51,147
1	JPPC	LME Nickel Futures^	09/2016	53,103	56,633	3,530
95	JPPC	LME Nickel Futures^	09/2016	5,049,249	5,381,940	332,691
2	JPPC	LME Nickel Futures^	09/2016	470,926	472,250	1,324
4	JPPC	LME Zinc Futures^	07/2016	175,560	210,200	34,640
8	JPPC	LME Zinc Futures^	07/2016	376,020	420,600	44,580
10	JPPC	LME Zinc Futures^	08/2016	466,804	525,582	58,778
1	JPPC	LME Zinc Futures^	08/2016	47,854	52,602	4,748
9	JPPC	LME Zinc Futures^	08/2016	427,470	473,672	46,202
1	JPPC	LME Zinc Futures^	09/2016	49,639	52,649	3,010
12	JPPC	LME Zinc Futures^	09/2016	603,910	631,950	28,040
5	JPPC	LME Zinc Futures^	09/2016	258,836	263,338	4,502
2	JPPC	LME Zinc Futures^	09/2016	102,055	105,363	3,308
6	JPPC	LME Zinc Futures^	09/2016	300,724	316,028	15,304
88	JPPC	LME Zinc Futures^	09/2016	4,238,503	4,633,750	395,247
45	MSCL	Natural Gas Futures^	08/2016	1,298,640	1,313,100	14,460
284	MSCL	Silver Futures^	09/2016	23,276,990	26,444,660	3,167,670
36	MSCL	Soybean Futures^	11/2016	1,930,374	2,075,851	145,477
141	MSCL	Soybean Meal Futures^	12/2016	4,892,624	5,654,100	761,476
283	MSCL	Soybean Oil Futures^	12/2016	5,593,672	5,445,486	(148,186)
515	MSCL	Sugar #11 (World Markets) Futures^	09/2016	9,615,439	11,726,344	2,110,905
270	MSCL	Wheat Futures^	09/2016	6,497,758	6,014,250	(483,508)
168	MSCL	WTI Crude Futures^	08/2016	8,077,962	8,233,680	155,718

				263,440,015	274,249,957	10,809,942

Short Contracts:
45	MSCL	Cocoa Futures^	09/2016	$(1,346,836)	$(1,333,350)	$13,486
71	MSCL	Gasoline RBOB Futures^	08/2016	(4,495,913)	(4,495,067)	846
6	MSCL	Heating Oil ULSD Futures^	08/2016	(367,491)	(380,091)	(12,600)
21	JPPC	LME Aluminum Futures^	07/2016	(789,811)	(862,769)	(72,958)
63	JPPC	LME Aluminum Futures^	07/2016	(2,463,146)	(2,590,324)	(127,178)
86	JPPC	LME Aluminum Futures^	07/2016	(3,534,389)	(3,536,212)	(1,823)
2	JPPC	LME Aluminum Futures^	07/2016	(82,395)	(82,265)	130
3	JPPC	LME Aluminum Futures^	08/2016	(121,718)	(123,479)	(1,761)
24	JPPC	LME Aluminum Futures^	08/2016	(933,865)	(987,900)	(54,035)
2	JPPC	LME Aluminum Futures^	08/2016	(77,106)	(82,375)	(5,269)
6	JPPC	LME Aluminum Futures^	08/2016	(233,965)	(247,163)	(13,198)
7	JPPC	LME Aluminum Futures^	08/2016	(270,996)	(288,400)	(17,404)
32	JPPC	LME Aluminum Futures^	08/2016	(1,247,122)	(1,318,600)	(71,478)
3	JPPC	LME Aluminum Futures^	09/2016	(117,201)	(123,750)	(6,549)
9	JPPC	LME Aluminum Futures^	09/2016	(349,403)	(371,475)	(22,072)
59	JPPC	LME Aluminum Futures^	09/2016	(2,292,005)	(2,435,593)	(143,588)
11	JPPC	LME Aluminum Futures^	09/2016	(438,048)	(454,162)	(16,114)
18	JPPC	LME Aluminum Futures^	09/2016	(716,581)	(743,288)	(26,707)
6	JPPC	LME Aluminum Futures^	09/2016	(241,035)	(247,816)	(6,781)
8	JPPC	LME Aluminum Futures^	09/2016	(322,976)	(330,450)	(7,474)
42	JPPC	LME Aluminum Futures^	09/2016	(1,641,352)	(1,733,812)	(92,460)
20	JPPC	LME Aluminum Futures^	09/2016	(816,441)	(824,500)	(8,059)
34	JPPC	LME Copper Futures^	07/2016	(4,096,492)	(4,116,168)	(19,676)
4	JPPC	LME Copper Futures^	07/2016	(500,549)	(484,200)	16,349
1	JPPC	LME Copper Futures^	07/2016	(123,049)	(121,088)	1,961
8	JPPC	LME Copper Futures^	07/2016	(981,493)	(968,750)	12,743
24	JPPC	LME Copper Futures^	08/2016	(2,891,941)	(2,907,540)	(15,599)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Copper Futures^	08/2016	$ (471,537)	$ (484,800)	$ (13,263)
10	JPPC	LME Copper Futures^	08/2016	(1,161,419)	(1,211,832)	(50,413)
2	JPPC	LME Copper Futures^	08/2016	(229,535)	(242,341)	(12,806)
13	JPPC	LME Copper Futures^	08/2016	(1,492,263)	(1,575,168)	(82,905)
2	JPPC	LME Copper Futures^	08/2016	(228,258)	(242,316)	(14,058)
2	JPPC	LME Copper Futures^	08/2016	(230,120)	(242,309)	(12,189)
22	JPPC	LME Copper Futures^	08/2016	(2,579,446)	(2,665,349)	(85,903)
1	JPPC	LME Copper Futures^	09/2016	(114,724)	(121,165)	(6,441)
1	JPPC	LME Copper Futures^	09/2016	(116,976)	(121,168)	(4,192)
1	JPPC	LME Copper Futures^	09/2016	(118,148)	(121,176)	(3,028)
6	JPPC	LME Copper Futures^	09/2016	(688,577)	(727,070)	(38,493)
7	JPPC	LME Copper Futures^	09/2016	(803,811)	(848,262)	(44,451)
21	JPPC	LME Copper Futures^	09/2016	(2,372,218)	(2,544,832)	(172,614)
4	JPPC	LME Copper Futures^	09/2016	(452,800)	(484,773)	(31,973)
11	JPPC	LME Copper Futures^	09/2016	(1,256,723)	(1,333,172)	(76,449)
86	JPPC	LME Copper Futures^	09/2016	(9,974,677)	(10,423,200)	(448,523)
14	JPPC	LME Copper Futures^	09/2016	(1,691,166)	(1,695,750)	(4,584)
3	JPPC	LME Lead Futures^	07/2016	(127,941)	(133,899)	(5,958)
5	JPPC	LME Lead Futures^	07/2016	(218,548)	(223,194)	(4,646)
18	JPPC	LME Lead Futures^	07/2016	(805,260)	(803,619)	1,641
7	JPPC	LME Lead Futures^	07/2016	(303,258)	(312,606)	(9,348)
5	JPPC	LME Lead Futures^	08/2016	(217,363)	(223,362)	(5,999)
1	JPPC	LME Lead Futures^	08/2016	(42,597)	(44,694)	(2,097)
6	JPPC	LME Lead Futures^	08/2016	(253,793)	(268,163)	(14,370)
1	JPPC	LME Lead Futures^	08/2016	(41,210)	(44,704)	(3,494)
4	JPPC	LME Lead Futures^	08/2016	(164,888)	(178,823)	(13,935)
2	JPPC	LME Lead Futures^	08/2016	(82,339)	(89,416)	(7,077)
5	JPPC	LME Lead Futures^	08/2016	(211,863)	(223,553)	(11,690)
3	JPPC	LME Lead Futures^	09/2016	(125,794)	(134,174)	(8,380)
2	JPPC	LME Lead Futures^	09/2016	(86,719)	(89,454)	(2,735)
8	JPPC	LME Lead Futures^	09/2016	(345,980)	(357,912)	(11,932)
9	JPPC	LME Lead Futures^	09/2016	(391,878)	(402,694)	(10,816)
6	JPPC	LME Lead Futures^	09/2016	(255,435)	(268,407)	(12,972)
42	JPPC	LME Lead Futures^	09/2016	(1,828,091)	(1,878,188)	(50,097)
22	JPPC	LME Lead Futures^	09/2016	(975,701)	(983,400)	(7,699)
13	JPPC	LME Nickel Futures^	07/2016	(662,260)	(733,343)	(71,083)
4	JPPC	LME Nickel Futures^	07/2016	(213,258)	(225,736)	(12,478)
1	JPPC	LME Nickel Futures^	07/2016	(56,038)	(56,464)	(426)
4	JPPC	LME Nickel Futures^	07/2016	(220,310)	(225,949)	(5,639)
8	JPPC	LME Nickel Futures^	08/2016	(444,700)	(452,118)	(7,418)
2	JPPC	LME Nickel Futures^	08/2016	(106,843)	(113,078)	(6,235)
4	JPPC	LME Nickel Futures^	08/2016	(207,110)	(226,235)	(19,125)
3	JPPC	LME Nickel Futures^	08/2016	(153,713)	(169,685)	(15,972)
3	JPPC	LME Nickel Futures^	08/2016	(151,463)	(169,718)	(18,255)
3	JPPC	LME Nickel Futures^	08/2016	(150,473)	(169,726)	(19,253)
18	JPPC	LME Nickel Futures^	08/2016	(912,556)	(1,018,452)	(105,896)
1	JPPC	LME Nickel Futures^	09/2016	(50,417)	(56,600)	(6,183)
10	JPPC	LME Nickel Futures^	09/2016	(517,776)	(566,137)	(48,361)
17	JPPC	LME Nickel Futures^	09/2016	(911,559)	(962,524)	(50,965)
1	JPPC	LME Nickel Futures^	09/2016	(53,131)	(56,633)	(3,502)
12	JPPC	LME Nickel Futures^	09/2016	(645,856)	(679,824)	(33,968)
2	JPPC	LME Nickel Futures^	09/2016	(473,188)	(472,250)	938
4	JPPC	LME Zinc Futures^	07/2016	(176,822)	(210,200)	(33,378)
8	JPPC	LME Zinc Futures^	07/2016	(374,932)	(420,600)	(45,668)
10	JPPC	LME Zinc Futures^	08/2016	(468,726)	(525,583)	(56,857)
1	JPPC	LME Zinc Futures^	08/2016	(48,023)	(52,602)	(4,579)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
9	JPPC	LME Zinc Futures^	08/2016	$ (427,928)	$ (473,672)	$ (45,744)
1	JPPC	LME Zinc Futures^	09/2016	(49,697)	(52,649)	(2,952)
12	JPPC	LME Zinc Futures^	09/2016	(608,971)	(631,950)	(22,979)
5	JPPC	LME Zinc Futures^	09/2016	(258,985)	(263,339)	(4,354)
2	JPPC	LME Zinc Futures^	09/2016	(101,659)	(105,363)	(3,704)
6	JPPC	LME Zinc Futures^	09/2016	(301,635)	(316,027)	(14,392)
14	JPPC	LME Zinc Futures^	09/2016	(686,441)	(737,188)	(50,747)

				(71,388,845)	(74,079,177)	(2,690,332)

				$192,051,170	$200,170,780	$8,119,610

^	Represents positions held in the respective Subsidiary (See Note 2).

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(1,720,000)	$—	$(1,720,000)

DTBK
Investment Companies	60,260	—	60,260

GSCO
Cash	—	1,598,710	1,598,710

JPPC
Cash	—	3,408,267	3,408,267

MACQ
Investment Companies	770,021	—	770,021

MSCL
Cash	—	(711,831)	(711,831)

SOCG
Investment Companies	100,116	—	100,116

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

FOREIGN GOVERNMENT SECURITIES - 14.9%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	4,036	$4,821,667
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/26	EUR	8,965	11,023,234
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	7,008	8,587,684
France Government Bond OAT (France)	0.100%	07/25/21	EUR	2,124	2,487,495
France Government Bond OAT (France)	0.100%	03/01/25	EUR	2,907	3,470,804
France Government Bond OAT (France)	0.250%	07/25/24	EUR	3,046	3,699,257
France Government Bond OAT (France)	1.100%	07/25/22	EUR	2,602	3,254,171
France Government Bond OAT (France)	2.250%	07/25/20	EUR	6,464	8,167,547
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	7,332	11,165,416
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	5,871	9,099,899

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $66,677,209)					65,777,174

U.S. TREASURY OBLIGATIONS - 25.4%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	28,300	29,507,524
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/20	USD	31,500	32,921,615
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	13,100	13,332,771
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	17,200	17,639,439
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	18,400	19,115,449

TOTAL U.S. TREASURY OBLIGATIONS (cost $109,136,622)					112,516,798

SHORT-TERM INVESTMENTS - 52.7%				SHARES
Investment Companies - 33.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(b)				7,675,736	7,675,736
Dreyfus Treasury Cash Management, Class I, 0.240% ^(b)				30,702,943	30,702,943
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(b)(c)				60,224,511	60,224,511
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(b)(c)				10,925,725	10,925,725
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(b)				38,379,523	38,379,523

Total Investment Companies (cost $147,908,438)					147,908,438

				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 19.3%
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(d)				$1,926	1,925,410
U.S. Treasury Bill, 0.465%, 08/04/2016 (d)				12,040	12,037,556
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(d)				35,887	35,878,674
U.S. Treasury Bill, 0.479%, 09/01/2016 (d)				25,205	25,194,918
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(d)				1,550	1,549,333
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(d)				5,902	5,901,221
U.S. Treasury Bill, 0.480%, 11/25/2016 ^(d)				1,688	1,686,217
U.S. Treasury Bill, 0.476%, 12/01/2016 ^(d)				1,106	1,104,661

Total U.S. Treasury Obligations (cost $85,250,715)					85,277,990

TOTAL SHORT-TERM INVESTMENTS (cost $233,159,153)					233,186,428

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 93.0% (cost $408,972,984)					411,480,400

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0% (e)					31,062,954

NET ASSETS - 100.0%					$442,543,354

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of June 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 25.V1	5.000%	EUR	3.658%	39,475,000	$3,342,794	06/20/2021	$(714,222)
CITG	iTraxx Europe Series 25.V1	1.000%	EUR	0.839%	78,000,000	1,115,981	06/20/2021	(406,414)
CITG	Markit CDX Emerging Market Index Series 25.V1	1.000%	USD	2.673%	16,500,000	(1,361,501)	06/20/2021	120,497
CITG	Markit CDX North America High Yield Index Series 26.V1	5.000%	USD	4.288%	25,550,000	408,654	06/20/2021	403,202
CITG	Markit CDX North America Investment Grade Index Series 26.V1	1.000%	USD	0.789%	87,125,000	736,960	06/20/2021	166,847

						$4,242,888		$(430,090)

Forward effective interest rate swap contracts outstanding as of June 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	(1)	0.500%	CZK	10,000,000	$3,836	09/15/2021	$608
CITG	(1)	0.500%	CZK	130,000,000	51,985	09/15/2021	5,776
CITG	(1)	0.500%	CZK	10,000,000	—	09/15/2021	4,443
CITG	(1)	0.500%	CZK	10,000,000	4,330	09/15/2021	113
CITG	(1)	0.500%	CZK	3,000,000	729	09/15/2021	604
CITG	(1)	0.500%	CZK	140,000,000	54,158	09/15/2021	8,047
CITG	0.500%	(1)	CZK	10,000,000	(932)	09/15/2021	(3,511)
CITG	0.500%	(1)	CZK	1,000,000	(227)	09/15/2021	(217)
CITG	0.500%	(1)	CZK	10,000,000	557	09/15/2021	(5,000)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CITG	0.500%	(1)	CZK	40,000,000	$ (2,305)	09/15/2021	$ (15,468)
CITG	0.500%	(1)	CZK	10,000,000	(1,948)	09/15/2021	(2,496)
CITG	(2)	1.500%	HKD	6,000,000	(4,986)	09/15/2021	17,370
CITG	(2)	1.500%	HKD	6,000,000	2,643	09/15/2021	9,741
CITG	(2)	1.500%	HKD	2,000,000	2,377	09/15/2021	1,751
CITG	(2)	1.500%	HKD	3,000,000	486	09/15/2021	5,707
CITG	(2)	1.500%	HKD	58,000,000	(31,259)	09/15/2021	150,976
CITG	(2)	1.500%	HKD	58,000,000	16,219	09/15/2021	103,499
CITG	(2)	1.500%	HKD	57,000,000	(22,967)	09/15/2021	140,620
CITG	1.500%	(2)	HKD	9,000,000	4,437	09/15/2021	(23,014)
CITG	1.500%	(2)	HKD	19,000,000	(13,094)	09/15/2021	(26,123)
CITG	1.500%	(2)	HKD	3,000,000	(1,427)	09/15/2021	(4,765)
CITG	1.500%	(2)	HKD	7,000,000	(2,596)	09/15/2021	(11,852)
CITG	1.500%	(2)	HKD	2,000,000	1,500	09/15/2021	(5,628)
CITG	(3)	1.500%	HUF	1,900,000,000	(4,571)	09/15/2021	71,457
CITG	(3)	1.500%	HUF	100,000,000	3,600	09/15/2021	(80)
CITG	(3)	1.500%	HUF	100,000,000	(944)	09/15/2021	4,465
CITG	(3)	1.500%	HUF	1,300,000,000	(3,114)	09/15/2021	48,879
CITG	(3)	1.500%	HUF	100,000,000	781	09/15/2021	2,739
CITG	(3)	1.500%	HUF	100,000,000	1,378	09/15/2021	2,142
CITG	1.500%	(3)	HUF	50,000,000	(2,675)	09/15/2021	915
CITG	1.500%	(3)	HUF	200,000,000	1,841	09/15/2021	(8,882)
CITG	1.500%	(3)	HUF	400,000,000	(794)	09/15/2021	(13,287)
CITG	1.500%	(3)	HUF	20,000,000	(734)	09/15/2021	30
CITG	1.500%	(3)	HUF	100,000,000	(2,225)	09/15/2021	(1,295)
CITG	(4)	2.000%	PLN	3,000,000	4,578	09/15/2021	1,871
CITG	(4)	2.000%	PLN	45,000,000	92,027	09/15/2021	4,716
CITG	(4)	2.000%	PLN	1,000,000	1,270	09/15/2021	880
CITG	(4)	2.000%	PLN	1,000,000	151	09/15/2021	1,999
CITG	(4)	2.000%	PLN	45,000,000	89,533	09/15/2021	7,211
CITG	(4)	2.000%	PLN	2,000,000	3,593	09/15/2021	707
CITG	(4)	2.000%	PLN	2,000,000	(3,279)	09/15/2021	7,579
CITG	(4)	2.000%	PLN	1,000,000	2,416	09/15/2021	(266)
CITG	(4)	2.000%	PLN	2,000,000	3,372	09/15/2021	928
CITG	2.000%	(4)	PLN	5,000,000	898	09/15/2021	(11,647)
CITG	2.000%	(4)	PLN	2,000,000	742	09/15/2021	(5,042)
CITG	2.000%	(4)	PLN	2,000,000	(4,922)	09/15/2021	622
CITG	2.000%	(4)	PLN	2,000,000	(4,347)	09/15/2021	47
CITG	2.000%	(4)	PLN	9,000,000	3,324	09/15/2021	(22,672)
CITG	(5)	2.000%	SGD	1,000,000	179	09/15/2021	6,888
CITG	(5)	2.000%	SGD	1,000,000	(2,847)	09/15/2021	9,914
CITG	(5)	2.000%	SGD	1,000,000	8,871	09/15/2021	(1,804)
CITG	(5)	2.000%	SGD	1,000,000	(5,289)	09/15/2021	12,355
CITG	(5)	2.500%	SGD	16,000,000	119,139	09/15/2021	281,868
CITG	(5)	2.500%	SGD	17,000,000	137,577	09/15/2021	288,493
CITG	(5)	2.500%	SGD	4,000,000	32,779	09/15/2021	67,473
CITG	(5)	2.500%	SGD	16,000,000	87,645	09/15/2021	313,362
CITG	(5)	2.500%	SGD	13,000,000	69,476	09/15/2021	256,343
CITG	2.000%	(5)	SGD	3,000,000	(889)	09/15/2021	(20,311)
CITG	2.000%	(5)	SGD	1,000,000	(8,122)	09/15/2021	1,055
CITG	2.000%	(5)	SGD	6,000,000	19,674	09/15/2021	(62,074)
CITG	2.000%	(5)	SGD	4,000,000	27,689	09/15/2021	(55,955)
CITG	2.000%	(5)	SGD	1,000,000	4,556	09/15/2021	(11,623)
CITG	2.500%	(5)	SGD	2,000,000	(29,253)	09/15/2021	(20,873)
CITG	(6)	8.500%	ZAR	120,000,000	(66,406)	09/15/2021	242,436
CITG	(6)	8.500%	ZAR	10,000,000	15,558	09/15/2021	(889)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CITG	(6)	8.500%	ZAR	10,000,000	$ (1,506)	09/15/2021	$ 16,175
CITG	(6)	8.500%	ZAR	10,000,000	15,069	09/15/2021	(400)
CITG	(6)	8.500%	ZAR	110,000,000	(63,505)	09/15/2021	224,866
CITG	(6)	8.500%	ZAR	10,000,000	15,206	09/15/2021	(537)
CITG	(6)	8.500%	ZAR	40,000,000	(21,891)	09/15/2021	80,567
CITG	(6)	8.500%	ZAR	91,500,000	(51,243)	09/15/2021	185,466
CITG	(6)	8.500%	ZAR	138,500,000	(77,779)	09/15/2021	280,948
CITG	8.500%	(6)	ZAR	10,000,000	(6,947)	09/15/2021	(7,722)
CITG	8.500%	(6)	ZAR	10,000,000	(6,008)	09/15/2021	(8,661)
CITG	8.500%	(6)	ZAR	20,000,000	10,246	09/15/2021	(39,585)
CITG	8.500%	(6)	ZAR	50,000,000	(10,608)	09/15/2021	(62,738)
CITG	8.500%	(6)	ZAR	20,000,000	(7,326)	09/15/2021	(22,012)
CITG	8.500%	(6)	ZAR	20,000,000	(14,873)	09/15/2021	(14,465)
CITG	8.500%	(6)	ZAR	50,000,000	7,959	09/15/2021	(81,305)

					$440,546		$2,302,452

Interest rate swap contracts outstanding as of June 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Over the Counter
CITI	(7)	1.200%	KRW*	2,000,000,000	$—	09/15/2021	$(1,007)
CITI	(7)	1.482%	KRW*	1,000,000,000	—	09/15/2021	11,285
CITI	(7)	1.498%	KRW*	11,000,000,000	—	09/15/2021	131,267
CITI	(7)	1.503%	KRW*	1,000,000,000	—	09/15/2021	12,163
CITI	(7)	1.530%	KRW*	11,000,000,000	—	09/15/2021	146,212
CITI	(7)	1.539%	KRW*	11,000,000,000	—	09/15/2021	150,121
CITI	(7)	1.540%	KRW*	11,000,000,000	—	09/15/2021	150,811
CITI	(7)	1.543%	KRW*	11,000,000,000	—	09/15/2021	151,960
CITI	(7)	1.545%	KRW*	1,000,000,000	—	09/15/2021	13,919
CITI	1.183%	(7)	KRW*	1,000,000,000	—	09/15/2021	1,235
CITI	1.336%	(7)	KRW*	1,000,000,000	—	09/15/2021	(5,190)
CITI	1.343%	(7)	KRW*	5,000,000,000	—	09/15/2021	(27,269)
CITI	1.455%	(7)	KRW*	1,000,000,000	—	09/15/2021	(10,157)
CITI	1.470%	(7)	KRW*	2,000,000,000	—	09/15/2021	(21,567)
CITI	1.495%	(7)	KRW*	1,000,000,000	—	09/15/2021	(11,829)
CITI	1.513%	(7)	KRW*	2,000,000,000	—	09/15/2021	(25,121)
CITI	1.518%	(7)	KRW*	1,000,000,000	—	09/15/2021	(12,769)

					$—		$654,064

*	Non-deliverable swap (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	6 Month Warsaw Interbank Offered Rate
(5)	6 Month Singapore Interbank Offered Rate
(6)	3 Month Johannesburg Interbank Agreed Rate
(7)	3 Month Korean Certificate of Deposit

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	Bovespa Index August Futures	08/2016	BRL	3,035,110	$32,062
CITI	Corn September Futures^	08/2016	USD	302,563	(10,163)
DTBK	Corn September Futures^	08/2016	USD	379,395	(13,895)
SOCG	Corn September Futures^	08/2016	USD	1,802,271	(66,146)
MACQ	Corn September Futures^	08/2016	USD	968,627	(36,602)
MLIN	Corn September Futures^	09/2016	USD	20,863	(2,588)
CITI	Cotton No. 2 December Futures^	11/2016	USD	950,150	44,485
SOCG	Cotton No. 2 December Futures^	11/2016	USD	61,374	2,796
MACQ	Cotton No. 2 December Futures^	11/2016	USD	(91,906)	285
MACQ	Cotton No. 2 December Futures^	11/2016	USD	275,731	13,034
SOCG	Hard Red Winter Wheat September Futures^	08/2016	USD	70,527	(7,152)
BANA	H-SHARES Index July Futures	07/2016	HKD	39,200,824	232,853
MSCS	KOSPI Index 200 September Futures	09/2016	KRW	5,225,565,897	(79,469)
MACQ	Lean Hogs August Futures^	08/2016	USD	(229,432)	699
MACQ	Lean Hogs August Futures^	08/2016	USD	978,260	(12,270)
MLIN	Lean Hogs August Futures^	08/2016	USD	(98,910)	—
MLIN	Lean Hogs August Futures^	08/2016	USD	542,160	(9,200)
DTBK	Lean Hogs July Futures^	07/2016	USD	(231,492)	(463,472)
DTBK	Lean Hogs July Futures^	07/2016	USD	231,492	464,532
SOCG	Lean Hogs July Futures^	07/2016	USD	(298,851)	(5,027)
SOCG	Lean Hogs July Futures^	07/2016	USD	298,851	(591)
MACQ	Lean Hogs July Futures^	07/2016	USD	(1,028,222)	19,246
MACQ	Lean Hogs July Futures^	07/2016	USD	1,028,222	(882)
MLIN	Lean Hogs July Futures^	07/2016	USD	(531,680)	13,800
MLIN	Lean Hogs July Futures^	07/2016	USD	531,680	(1,440)
SOCG	Lean Hogs October Futures^	10/2016	USD	257,522	598
MACQ	Lean Hogs October Futures^	10/2016	USD	142,874	526
MLIN	Lean Hogs October Futures^	10/2016	USD	85,950	90
DTBK	Live Cattle August Futures^	08/2016	USD	(318,084)	(639,594)
DTBK	Live Cattle August Futures^	08/2016	USD	1,685,460	654,475
DTBK	Live Cattle October Futures^	10/2016	USD	321,741	(721)
MSCS	MSCI Taiwan Stock Index July Futures	07/2016	USD	1,721,318	56,682
MSCS	SGX S&P CNX Nifty Index July Futures	07/2016	USD	243,774	6,291
CITI	Soybean Meal December Futures^	11/2016	USD	134,784	25,616
MACQ	Soybean Meal December Futures^	11/2016	USD	67,265	12,935
CITI	Soybean November Futures^	10/2016	USD	2,795,531	318,244
CITI	Soybean November Futures^	10/2016	USD	(2,795,531)	(239,300)
SOCG	Soybean November Futures^	10/2016	USD	2,656,449	284,339
MACQ	Soybean November Futures^	10/2016	USD	(1,015,701)	(23,623)
MACQ	Soybean November Futures^	10/2016	USD	2,659,613	281,175
SOCG	Soybean Oil December Futures^	11/2016	USD	59,366	(1,640)
MACQ	Soybean Oil December Futures^	11/2016	USD	117,864	(2,412)
MSCS	Swiss Market Index September Futures	09/2016	CHF	1,376,290	62,231

					$910,807

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
179	GSCO	Brent Crude Futures^	08/2016	$9,318,759	$8,978,640	$(340,119)
6	MSCL	Cocoa Futures^	09/2016	185,159	177,780	(7,379)
47	MSCL	Coffee ‘C’ Futures^	09/2016	2,250,065	2,567,081	317,016
83	MSCL	Corn Futures^	09/2016	1,587,213	1,516,825	(70,388)
2	MSCL	Cotton No. 2 Futures^	12/2016	60,985	64,170	3,185
5	MSCL	Feeder Cattle Futures^	09/2016	360,825	358,750	(2,075)
75	GSCO	Gas Oil Futures^	09/2016	3,461,162	3,376,875	(84,287)
23	MSCL	Gasoline RBOB Futures^	08/2016	1,535,045	1,456,148	(78,897)
78	MSCL	Gold 100 OZ Futures^	08/2016	10,110,437	10,300,680	190,243
22	MSCL	Gold 100 OZ Futures^	12/2016	2,920,748	2,920,280	(468)
5	MSCL	Hard Red Winter Wheat Futures^	09/2016	117,325	105,625	(11,700)
28	MSCL	Heating Oil ULSD Futures^	08/2016	1,825,756	1,773,761	(51,995)
3	MSCL	Lean Hogs Futures^	08/2016	102,207	99,930	(2,277)
1	MSCL	Lean Hogs Futures^	10/2016	28,582	28,680	98
27	MSCL	Live Cattle Futures^	08/2016	1,259,874	1,240,110	(19,764)
3	MSCL	Live Cattle Futures^	10/2016	137,149	137,580	431
27	JPPC	LME Aluminum Futures^	07/2016	1,102,700	1,110,206	7,506
6	JPPC	LME Aluminum Futures^	07/2016	246,999	246,675	(324)
11	JPPC	LME Aluminum Futures^	07/2016	453,978	452,461	(1,517)
1	JPPC	LME Aluminum Futures^	08/2016	40,577	41,159	582
2	JPPC	LME Aluminum Futures^	08/2016	78,016	82,367	4,351
9	JPPC	LME Aluminum Futures^	08/2016	351,372	370,462	19,090
3	JPPC	LME Aluminum Futures^	08/2016	117,009	123,619	6,610
8	JPPC	LME Aluminum Futures^	09/2016	314,420	330,000	15,580
16	JPPC	LME Aluminum Futures^	09/2016	621,239	660,400	39,161
2	JPPC	LME Aluminum Futures^	09/2016	79,471	82,588	3,117
1	JPPC	LME Aluminum Futures^	09/2016	40,164	41,303	1,139
1	JPPC	LME Aluminum Futures^	09/2016	40,166	41,306	1,140
184	JPPC	LME Aluminum Futures^	09/2016	7,355,855	7,595,750	239,895
3	JPPC	LME Aluminum Futures^	09/2016	122,985	123,675	690
1	JPPC	LME Copper Futures^	07/2016	119,856	121,059	1,203
2	JPPC	LME Copper Futures^	07/2016	250,216	242,100	(8,116)
1	JPPC	LME Copper Futures^	08/2016	120,098	121,148	1,050
1	JPPC	LME Copper Futures^	08/2016	118,390	121,200	2,810
7	JPPC	LME Copper Futures^	08/2016	804,992	848,167	43,175
4	JPPC	LME Copper Futures^	09/2016	461,510	484,669	23,159
7	JPPC	LME Copper Futures^	09/2016	827,067	848,232	21,165
6	JPPC	LME Copper Futures^	09/2016	681,167	727,095	45,928
5	JPPC	LME Copper Futures^	09/2016	567,950	605,966	38,016
59	JPPC	LME Copper Futures^	09/2016	7,178,465	7,150,800	(27,665)
2	JPPC	LME Lead Futures^	07/2016	89,892	89,291	(601)
1	JPPC	LME Lead Futures^	07/2016	44,627	44,647	20
1	JPPC	LME Lead Futures^	07/2016	43,327	44,658	1,331
3	JPPC	LME Lead Futures^	08/2016	127,082	134,081	6,999
1	JPPC	LME Lead Futures^	08/2016	41,230	44,711	3,481
1	JPPC	LME Lead Futures^	09/2016	43,240	44,727	1,487
2	JPPC	LME Lead Futures^	09/2016	87,006	89,473	2,467
1	JPPC	LME Lead Futures^	09/2016	43,242	44,744	1,502
25	JPPC	LME Lead Futures^	09/2016	1,089,813	1,117,969	28,156
3	JPPC	LME Lead Futures^	09/2016	133,558	134,100	542
3	JPPC	LME Nickel Futures^	07/2016	153,106	169,233	16,127

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Nickel Futures^	07/2016	$ 54,962	$ 56,466	$ 1,504
1	JPPC	LME Nickel Futures^	07/2016	55,188	56,487	1,299
2	JPPC	LME Nickel Futures^	08/2016	111,198	113,030	1,832
1	JPPC	LME Nickel Futures^	08/2016	53,207	56,539	3,332
1	JPPC	LME Nickel Futures^	09/2016	52,109	56,611	4,502
3	JPPC	LME Nickel Futures^	09/2016	161,051	169,857	8,806
18	JPPC	LME Nickel Futures^	09/2016	984,125	1,019,736	35,611
1	JPPC	LME Nickel Futures^	09/2016	235,463	236,125	662
1	JPPC	LME Zinc Futures^	07/2016	47,827	52,542	4,715
1	JPPC	LME Zinc Futures^	08/2016	47,177	52,616	5,439
1	JPPC	LME Zinc Futures^	08/2016	46,702	52,630	5,928
2	JPPC	LME Zinc Futures^	09/2016	103,053	105,335	2,282
26	JPPC	LME Zinc Futures^	09/2016	1,243,222	1,369,062	125,840
1	JPPC	LME Zinc Futures^	09/2016	52,046	52,612	566
40	MSCL	Natural Gas Futures^	08/2016	1,038,370	1,167,200	128,830
78	MSCL	Silver Futures^	09/2016	6,345,295	7,262,970	917,675
6	MSCL	Soybean Futures^	11/2016	309,744	345,975	36,231
31	MSCL	Soybean Meal Futures^	12/2016	1,026,591	1,243,100	216,509
62	MSCL	Soybean Oil Futures^	12/2016	1,222,705	1,193,004	(29,701)
178	MSCL	Sugar #11 (World Markets) Futures^	09/2016	3,241,540	4,052,989	811,449
111	MSCL	Wheat Futures^	09/2016	2,660,340	2,472,525	(187,815)
167	MSCL	WTI Crude Futures^	08/2016	8,467,430	8,184,670	(282,760)
2	BARC	DAX Index Futures	09/2016	530,702	536,481	5,779
34	BARC	E-Mini Russell 2000 Futures	09/2016	3,945,957	3,901,160	(44,797)
120	BARC	Euro Stoxx 50 Index Futures	09/2016	3,747,661	3,802,003	54,342
40	BARC	FTSE 100 Index Futures	09/2016	3,208,208	3,419,981	211,773
20	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	627,640	630,717	3,077
1	BARC	Hang Seng Index Futures	07/2016	133,815	135,001	1,186
5	BARC	H-SHARES Index Futures	07/2016	279,565	281,158	1,593
15	BARC	MSCI Taiwan Stock Index Futures	07/2016	474,633	476,251	1,618
334	BARC	S&P 500 E-Mini Futures	09/2016	34,696,916	34,906,340	209,424
31	BARC	S&P MID 400 E-Mini Futures	09/2016	4,603,782	4,628,300	24,518
2	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	250,617	252,115	1,498
57	BARC	SGX S&P CNX Nifty Index Futures	07/2016	928,620	950,247	21,627
42	BARC	TOPIX Index Futures	09/2016	5,436,987	5,065,705	(371,282)
42	GSCO	10-Year Japanese Government Bond Futures	09/2016	61,874,918	62,195,710	320,792
62	JPMS	Australia 10-Year Bond Futures	09/2016	6,231,458	6,297,812	66,354
104	GSCO	Canadian 10-Year Bond Futures	09/2016	11,635,577	11,916,994	281,417
490	GSCO	Euro-Bund Futures	09/2016	88,832,070	90,876,095	2,044,025
1,365	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	177,134,259	181,523,672	4,389,413

				491,384,806	500,800,779	9,415,973

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
27	JPPC	LME Aluminum Futures^	07/2016	$(1,109,634)	$(1,110,206)	$(572)
6	JPPC	LME Aluminum Futures^	07/2016	(246,585)	(246,675)	(90)
11	JPPC	LME Aluminum Futures^	07/2016	(453,173)	(452,460)	713
1	JPPC	LME Aluminum Futures^	08/2016	(40,530)	(41,160)	(630)
2	JPPC	LME Aluminum Futures^	08/2016	(78,145)	(82,366)	(4,221)
9	JPPC	LME Aluminum Futures^	08/2016	(350,257)	(370,463)	(20,206)
3	JPPC	LME Aluminum Futures^	08/2016	(116,832)	(123,619)	(6,787)
8	JPPC	LME Aluminum Futures^	09/2016	(312,537)	(330,000)	(17,463)
16	JPPC	LME Aluminum Futures^	09/2016	(621,719)	(660,400)	(38,681)
2	JPPC	LME Aluminum Futures^	09/2016	(79,520)	(82,587)	(3,067)
1	JPPC	LME Aluminum Futures^	09/2016	(40,173)	(41,303)	(1,130)
1	JPPC	LME Aluminum Futures^	09/2016	(40,372)	(41,306)	(934)
37	JPPC	LME Aluminum Futures^	09/2016	(1,446,667)	(1,527,407)	(80,740)
3	JPPC	LME Aluminum Futures^	09/2016	(122,466)	(123,675)	(1,209)
1	JPPC	LME Copper Futures^	07/2016	(119,910)	(121,059)	(1,149)
2	JPPC	LME Copper Futures^	07/2016	(250,520)	(242,100)	8,420
1	JPPC	LME Copper Futures^	08/2016	(120,498)	(121,148)	(650)
1	JPPC	LME Copper Futures^	08/2016	(117,884)	(121,200)	(3,316)
7	JPPC	LME Copper Futures^	08/2016	(803,346)	(848,167)	(44,821)
4	JPPC	LME Copper Futures^	09/2016	(458,956)	(484,669)	(25,713)
7	JPPC	LME Copper Futures^	09/2016	(826,339)	(848,232)	(21,893)
6	JPPC	LME Copper Futures^	09/2016	(678,736)	(727,094)	(48,358)
5	JPPC	LME Copper Futures^	09/2016	(566,001)	(605,967)	(39,966)
30	JPPC	LME Copper Futures^	09/2016	(3,460,913)	(3,636,000)	(175,087)
2	JPPC	LME Lead Futures^	07/2016	(89,473)	(89,291)	182
1	JPPC	LME Lead Futures^	07/2016	(44,650)	(44,647)	3
1	JPPC	LME Lead Futures^	07/2016	(43,465)	(44,658)	(1,193)
3	JPPC	LME Lead Futures^	08/2016	(126,897)	(134,081)	(7,184)
1	JPPC	LME Lead Futures^	08/2016	(41,541)	(44,710)	(3,169)
1	JPPC	LME Lead Futures^	09/2016	(43,251)	(44,727)	(1,476)
2	JPPC	LME Lead Futures^	09/2016	(86,882)	(89,473)	(2,591)
1	JPPC	LME Lead Futures^	09/2016	(43,673)	(44,744)	(1,071)
11	JPPC	LME Lead Futures^	09/2016	(476,953)	(491,906)	(14,953)
3	JPPC	LME Lead Futures^	09/2016	(133,050)	(134,100)	(1,050)
3	JPPC	LME Nickel Futures^	07/2016	(152,829)	(169,233)	(16,404)
1	JPPC	LME Nickel Futures^	07/2016	(55,070)	(56,467)	(1,397)
1	JPPC	LME Nickel Futures^	07/2016	(55,078)	(56,488)	(1,410)
2	JPPC	LME Nickel Futures^	08/2016	(111,175)	(113,030)	(1,855)
1	JPPC	LME Nickel Futures^	08/2016	(53,422)	(56,539)	(3,117)
1	JPPC	LME Nickel Futures^	09/2016	(52,198)	(56,611)	(4,413)
3	JPPC	LME Nickel Futures^	09/2016	(160,733)	(169,858)	(9,125)
1	JPPC	LME Nickel Futures^	09/2016	(55,108)	(56,652)	(1,544)
1	JPPC	LME Nickel Futures^	09/2016	(236,594)	(236,125)	469
1	JPPC	LME Zinc Futures^	07/2016	(47,922)	(52,542)	(4,620)
1	JPPC	LME Zinc Futures^	08/2016	(47,033)	(52,616)	(5,583)
1	JPPC	LME Zinc Futures^	08/2016	(46,892)	(52,630)	(5,738)
2	JPPC	LME Zinc Futures^	09/2016	(103,494)	(105,335)	(1,841)
4	JPPC	LME Zinc Futures^	09/2016	(194,055)	(210,625)	(16,570)
1	JPPC	LME Zinc Futures^	09/2016	(52,352)	(52,612)	(260)

				(15,015,503)	(15,648,963)	(633,460)

				$476,369,303	$485,151,816	$8,782,513

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	20,248,000	$5,466,664	$6,152,071	$685,407
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	30,372,000	8,200,006	9,228,107	1,028,101
Chinese Renminbi, Expiring 09/21/16*	CITI	CNY	9,902,200	1,499,883	1,480,885	(18,998)
Chinese Renminbi, Expiring 09/21/16*	JPMC	CNY	13,369,800	2,024,970	1,999,469	(25,501)
Euro, Expiring 09/21/16	CITI	EUR	7,076,250	8,043,444	7,875,845	(167,599)
Euro, Expiring 09/21/16	JPMC	EUR	3,539,400	4,008,540	3,939,340	(69,200)
British Pound, Expiring 09/21/16	CITI	GBP	703,845	1,015,198	937,717	(77,481)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	1,387,800	178,971	179,057	86
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	952,200	122,757	122,855	98
Hungarian Forint, Expiring 09/21/16	CITI	HUF	1,185,336,800	4,255,407	4,165,385	(90,022)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	1,558,789,200	5,597,788	5,477,730	(120,058)
Indian Rupee, Expiring 09/21/16*	CITI	INR	310,271,200	4,526,871	4,533,868	6,997
Indian Rupee, Expiring 09/21/16*	JPMC	INR	465,406,800	6,790,315	6,800,802	10,487
Korean Won, Expiring 09/21/16*	CITI	KRW	5,352,986,800	4,522,770	4,643,587	120,817
Korean Won, Expiring 09/21/16*	JPMC	KRW	7,964,023,199	6,729,075	6,908,597	179,522
Mexican Peso, Expiring 09/21/16	CITI	MXN	68,338,800	3,645,996	3,708,200	62,204
Mexican Peso, Expiring 09/21/16	JPMC	MXN	102,508,200	5,468,899	5,562,299	93,400
Poland Zloty, Expiring 09/21/16	CITI	PLN	15,020,800	3,832,001	3,800,375	(31,626)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	22,531,200	5,748,117	5,700,563	(47,554)
Turkish Lira, Expiring 09/21/16	CITI	TRY	22,310,800	7,365,975	7,614,016	248,041
Turkish Lira, Expiring 09/21/16	JPMC	TRY	33,466,200	11,048,980	11,421,024	372,044
South African Rand, Expiring 09/21/16	CITI	ZAR	50,154,001	3,160,821	3,350,548	189,727
South African Rand, Expiring 09/21/16	JPMC	ZAR	75,231,001	4,741,164	5,025,823	284,659

				$107,994,612	$110,628,163	$2,633,551

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(1,986,000)	$(570,924)	$(603,418)	$(32,494)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(2,979,000)	(856,385)	(905,128)	(48,743)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(172,200)	(176,695)	(177,157)	(462)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(109,800)	(111,664)	(112,961)	(1,297)
Chinese Renminbi, Expiring 09/21/16*	CITI	CNY	(3,214,000)	(484,586)	(480,657)	3,929
Chinese Renminbi, Expiring 09/21/16*	JPMC	CNY	(2,091,000)	(316,254)	(312,711)	3,543
Euro, Expiring 09/21/16	CITI	EUR	(34,007,943)	(38,166,113)	(37,850,737)	315,376
Euro, Expiring 09/21/16	JPMC	EUR	(51,011,912)	(57,249,127)	(56,776,104)	473,023
British Pound, Expiring 09/21/16	CITI	GBP	(6,099,900)	(8,965,050)	(8,126,762)	838,288
British Pound, Expiring 09/21/16	JPMC	GBP	(9,149,850)	(13,447,559)	(12,190,143)	1,257,416
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(3,221,000)	(415,174)	(415,581)	(407)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(402,161,200)	(1,438,546)	(1,413,232)	25,314
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(603,241,800)	(2,158,126)	(2,119,847)	38,279
Indian Rupee, Expiring 09/21/16*	CITI	INR	(145,920,200)	(2,128,069)	(2,132,273)	(4,204)
Indian Rupee, Expiring 09/21/16*	JPMC	INR	(45,979,800)	(669,319)	(671,885)	(2,566)
Korean Won, Expiring 09/21/16*	CITI	KRW	(1,585,085,600)	(1,354,291)	(1,375,024)	(20,733)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(2,377,628,400)	(2,031,435)	(2,062,536)	(31,101)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(15,238,000)	(810,544)	(826,844)	(16,300)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(22,857,000)	(1,216,278)	(1,240,265)	(23,987)
Poland Zloty, Expiring 09/21/16	CITI	PLN	(6,830,600)	(1,737,680)	(1,728,193)	9,487
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(4,997,400)	(1,264,693)	(1,264,380)	313
Turkish Lira, Expiring 09/21/16	CITI	TRY	(3,874,400)	(1,306,547)	(1,322,218)	(15,671)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(1,098,600)	(371,139)	(374,920)	(3,781)
South African Rand, Expiring 09/21/16	CITI	ZAR	(11,868,400)	(765,576)	(792,871)	(27,295)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(17,802,600)	(1,148,362)	(1,189,307)	(40,945)

				(139,160,136)	(136,465,154)	2,694,982

				$(31,165,524)	$(25,836,991)	$5,328,533

*	Non-deliverable forward (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(120,000)	$—	$(120,000)

BARC
Cash	—	3,347,578	3,347,578

CITG
Cash	—	6,439,722	6,439,722

CITI
Cash	(1,140,000)	—	(1,140,000)

GSCO
Cash	—	(2,491,307)	(2,491,307)
U.S. Treasury Inflation Protected Securities	—	1,895,575	1,895,575

JPMC
Investment Companies	7,160,000	—	7,160,000

JPMS
Cash	—	126,250	126,250

MSCL
Cash	—	(4,494,459)	(4,494,459)
U.S. Treasury Inflation Protected Securities	—	2,097,755	2,097,755

MSCS
Investment Companies	1,322,428	—	1,322,428

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(600,000)	$—	$(600,000)

DTBK
Investment Companies	40,266	—	40,266

GSCO
Cash	—	1,017,015	1,017,015

JPPC
Cash	—	1,108,466	1,108,466

MLIN
Investment Companies	40,427	—	40,427

MSCL
Cash	—	3,390,624	3,390,624

SOCG
Cash	(350,000)	—	(350,000)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

FOREIGN GOVERNMENT SECURITIES - 19.0%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	621	$741,795
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.101%	04/15/26	EUR	1,511	1,857,849
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,161	1,422,335
France Government Bond OAT (France)	0.100%	07/25/21	EUR	303	355,356
France Government Bond OAT (France)	0.100%	03/01/25	EUR	501	598,415
France Government Bond OAT (France)	0.250%	07/25/24	EUR	609	739,851
France Government Bond OAT (France)	1.100%	07/25/22	EUR	434	542,362
France Government Bond OAT (France)	2.250%	07/25/20	EUR	976	1,232,837
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	1,229	1,871,849
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	911	1,412,053

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $10,886,334)					10,774,702

U.S. TREASURY OBLIGATIONS - 35.6%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/19	USD	5,040	5,255,050
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/20	USD	5,600	5,852,732
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	2,370	2,412,112
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	3,100	3,179,201
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	3,330	3,459,481

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,658,809)					20,158,576

SHORT-TERM INVESTMENTS - 57.2%				SHARES
Investment Companies - 41.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(b)				240,162	240,162
Dreyfus Treasury Cash Management, Class I, 0.240% ^(b)				960,649	960,649
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(b)(c)				20,895,987	20,895,987
J.P. Morgan U.S. Treasury Plus Money Market Fund -Institutional Shares, 0.230% ^(b)(c)				200,149	200,149
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(b)				1,200,811	1,200,811

Total Investment Companies (cost $23,497,758)					23,497,758

				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(d)				$2,589	2,588,659
U.S. Treasury Bill, 0.465%, 08/04/2016 (d)				941	940,809
U.S. Treasury Bill, 0.479%, 09/01/2016 (d)				2,204	2,203,118
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(d)				2,986	2,983,071
U.S. Treasury Bill, 0.479%, 11/25/2016 ^(d)				250	249,736

Total U.S. Treasury Obligations (cost $8,962,224)					8,965,393

TOTAL SHORT-TERM INVESTMENTS (cost $32,459,982)					32,463,151

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 111.8% (cost $63,005,125)					63,396,429

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8%) (e)					(6,688,961)

NET ASSETS - 100.0%					$56,707,468

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On June 30, 2016, securities valued at $11,107,782 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at June 30, 2016:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
JPMS	06/10/2016	0.57%	07/20/2016	$4,979,150
JPMS	06/16/2016	0.57%	07/20/2016	102,875
JPMS	06/30/2016	0.70%	07/20/2016	103,250
MPFS	06/10/2016	0.60%	07/20/2016	5,562,000
MPFS	06/16/2016	0.60%	07/20/2016	102,960
MPFS	06/30/2016	0.65%	07/20/2016	103,455

				$10,953,690

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2016 was $8,771,877 at a net weighted average interest rate of 0.537%

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index August Futures	08/2016	BRL	1,020,683	$8,162
CITI	Corn September Futures^	08/2016	USD	75,640	(2,541)
DTBK	Corn September Futures^	08/2016	USD	151,964	(5,764)
SOCG	Corn September Futures^	08/2016	USD	341,562	(12,612)
MACQ	Corn September Futures^	08/2016	USD	38,269	(1,719)
CITI	Cotton No. 2 December Futures^	11/2016	USD	122,600	5,740
MACQ	Cotton No. 2 December Futures^	11/2016	USD	30,405	1,680
BANA	H-SHARES Index July Futures	07/2016	HKD	7,923,571	47,066
GSIN	H-SHARES Index July Futures	07/2016	HKD	3,328,741	20,784
BANA	KOSPI Index 200 September Futures	09/2016	KRW	494,244,065	(4,614)
DTBK	Lean Hogs July Futures^	07/2016	USD	99,124	198,329
DTBK	Lean Hogs July Futures^	07/2016	USD	(99,124)	(198,544)
SOCG	Lean Hogs July Futures^	07/2016	USD	66,268	12
SOCG	Lean Hogs July Futures^	07/2016	USD	(66,268)	1,230

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
DTBK	Lean Hogs August Futures^	08/2016	USD	32,552	$ 66,585
DTBK	Lean Hogs August Futures^	08/2016	USD	(32,552)	(65,862)
SOCG	Lean Hogs August Futures^	08/2016	USD	67,238	(618)
MACQ	Lean Hogs August Futures^	08/2016	USD	202,164	(2,304)
MACQ	Lean Hogs August Futures^	08/2016	USD	(32,776)	(62)
DTBK	Lean Hogs October Futures^	10/2016	USD	28,607	73
SOCG	Lean Hogs October Futures^	10/2016	USD	57,227	133
MACQ	Lean Hogs October Futures^	10/2016	USD	28,575	105
DTBK	Live Cattle August Futures^	08/2016	USD	318,819	94,194
DTBK	Live Cattle August Futures^	08/2016	USD	(45,441)	(91,371)
DTBK	Live Cattle October Futures^	10/2016	USD	45,963	(103)
GSIN	MSCI Taiwan Stock Index July Futures	07/2016	USD	338,293	10,957
GSIN	SGX S&P CNX Nifty Index July Futures	07/2016	USD	277,065	6,342
CITI	Soybean November Futures^	10/2016	USD	674,684	74,929
CITI	Soybean November Futures^	10/2016	USD	(305,900)	(15,023)
DTBK	Soybean November Futures^	10/2016	USD	(53,616)	(111,278)
DTBK	Soybean November Futures^	10/2016	USD	53,616	110,700
MACQ	Soybean November Futures^	10/2016	USD	468,277	50,685
SOCG	Soybean November Futures^	10/2016	USD	53,031	4,632
CITI	Soybean Meal December Futures^	11/2016	USD	105,296	15,004
SOCG	Soybean Oil December Futures^	11/2016	USD	99,011	(2,801)
MACQ	Soybean Oil December Futures^	11/2016	USD	39,288	(804)
GSIN	Swiss Market Index September Futures	09/2016	CHF	458,505	21,012
GSIN	Taiwan Stock Exchange July Futures	07/2016	TWD	6,676,066	4,314

					$226,648

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	GSCO	Brent Crude Futures^	08/2016	$2,185,232	$2,106,720	$(78,512)
1	MSCL	Cocoa Futures^	09/2016	30,944	29,630	(1,314)
11	MSCL	Coffee ‘C’ Futures^	09/2016	531,356	600,806	69,450
32	MSCL	Corn Futures^	09/2016	618,439	584,800	(33,639)
4	MSCL	Cotton No. 2 Futures^	12/2016	121,775	128,340	6,565
1	MSCL	Feeder Cattle Futures^	09/2016	72,165	71,750	(415)
17	GSCO	Gas Oil Futures^	09/2016	785,531	765,425	(20,106)
6	MSCL	Gasoline RBOB Futures^	08/2016	400,785	379,865	(20,920)
18	MSCL	Gold 100 OZ Futures^	08/2016	2,326,730	2,377,080	50,350
5	MSCL	Gold 100 OZ Futures^	12/2016	663,863	663,700	(163)
1	MSCL	Hard Red Winter Wheat Futures^	09/2016	23,465	21,125	(2,340)
7	MSCL	Heating Oil ULSD Futures^	08/2016	456,123	443,440	(12,683)
2	MSCL	Lean Hogs Futures^	08/2016	67,550	66,620	(930)
8	MSCL	Live Cattle Futures^	08/2016	372,590	367,440	(5,150)
2	MSCL	Live Cattle Futures^	10/2016	91,433	91,720	287
4	JPPC	LME Aluminum Futures^	07/2016	163,363	164,475	1,112
1	JPPC	LME Aluminum Futures^	07/2016	41,271	41,133	(138)
5	JPPC	LME Aluminum Futures^	08/2016	192,950	205,917	12,967
1	JPPC	LME Aluminum Futures^	08/2016	38,777	41,162	2,385

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Aluminum Futures^	08/2016	$ 39,003	$ 41,206	$ 2,203
34	JPPC	LME Aluminum Futures^	09/2016	1,350,987	1,403,562	52,575
1	JPPC	LME Aluminum Futures^	09/2016	40,995	41,225	230
1	JPPC	LME Copper Futures^	08/2016	115,735	121,200	5,465
1	JPPC	LME Copper Futures^	09/2016	114,003	121,183	7,180
1	JPPC	LME Copper Futures^	09/2016	113,590	121,193	7,603
11	JPPC	LME Copper Futures^	09/2016	1,331,319	1,333,200	1,881
4	JPPC	LME Lead Futures^	09/2016	175,949	178,875	2,926
1	JPPC	LME Lead Futures^	09/2016	44,519	44,700	181
1	JPPC	LME Nickel Futures^	09/2016	53,691	56,619	2,928
4	JPPC	LME Nickel Futures^	09/2016	218,434	226,608	8,174
1	JPPC	LME Zinc Futures^	08/2016	47,112	52,602	5,490
1	JPPC	LME Zinc Futures^	09/2016	51,527	52,668	1,141
6	JPPC	LME Zinc Futures^	09/2016	288,508	315,938	27,430
9	MSCL	Natural Gas Futures^	08/2016	232,964	262,620	29,656
18	MSCL	Silver Futures^	09/2016	1,470,044	1,676,070	206,026
4	MSCL	Soybean Futures^	11/2016	206,246	230,650	24,404
6	MSCL	Soybean Meal Futures^	12/2016	198,695	240,600	41,905
12	MSCL	Soybean Oil Futures^	12/2016	236,202	230,904	(5,298)
41	MSCL	Sugar #11 (World Markets) Futures^	09/2016	751,337	933,554	182,217
26	MSCL	Wheat Futures^	09/2016	623,908	579,150	(44,758)
41	MSCL	WTI Crude Futures^	08/2016	2,076,753	2,009,410	(67,343)
1	BARC	DAX Index Futures	09/2016	265,795	268,241	2,446
10	BARC	E-Mini Russell 2000 Futures	09/2016	1,159,159	1,147,400	(11,759)
32	BARC	Euro Stoxx 50 Index Futures	09/2016	1,000,764	1,013,867	13,103
12	BARC	FTSE 100 Index Futures	09/2016	954,317	1,025,995	71,678
7	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	219,674	220,751	1,077
1	BARC	H-SHARES Index Futures	07/2016	55,913	56,232	319
7	BARC	KOSPI Index 200 Futures	09/2016	755,766	742,175	(13,591)
3	BARC	MSCI Taiwan Stock Index Futures	07/2016	95,043	95,250	207
93	BARC	S&P 500 E-Mini Futures	09/2016	9,662,343	9,719,430	57,087
9	BARC	S&P MID 400 E-Mini Futures	09/2016	1,339,860	1,343,700	3,840
2	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	252,873	252,115	(758)
6	BARC	SGX S&P CNX Nifty Index Futures	07/2016	97,858	100,026	2,168
12	BARC	TOPIX Index Futures	09/2016	1,553,355	1,447,344	(106,011)
105	GSCO	10-Year Japanese Government Bond Futures	09/2016	15,464,554	15,539,776	75,222
17	JPMS	Australia 10-Year Bond Futures	09/2016	1,707,669	1,726,820	19,151
26	GSCO	Canadian 10-Year Bond Futures	09/2016	2,908,894	2,979,248	70,354
123	GSCO	Euro-Bund Futures	09/2016	22,311,073	22,811,754	500,681
338	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	43,935,984	44,948,719	1,012,735

				122,706,757	124,863,728	2,156,971

Short Contracts:
4	JPPC	LME Aluminum Futures^	07/2016	$(164,390)	$(164,475)	$(85)
1	JPPC	LME Aluminum Futures^	07/2016	(41,198)	(41,133)	65
5	JPPC	LME Aluminum Futures^	08/2016	(192,713)	(205,917)	(13,204)
1	JPPC	LME Aluminum Futures^	08/2016	(38,662)	(41,162)	(2,500)
1	JPPC	LME Aluminum Futures^	08/2016	(38,944)	(41,206)	(2,262)
2	JPPC	LME Aluminum Futures^	09/2016	(77,957)	(82,562)	(4,605)
1	JPPC	LME Aluminum Futures^	09/2016	(40,822)	(41,225)	(403)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Copper Futures^	08/2016	$ (115,647)	$ (121,200)	$ (5,553)
1	JPPC	LME Copper Futures^	09/2016	(113,309)	(121,182)	(7,873)
1	JPPC	LME Copper Futures^	09/2016	(113,200)	(121,193)	(7,993)
2	JPPC	LME Copper Futures^	09/2016	(227,620)	(242,400)	(14,780)
1	JPPC	LME Lead Futures^	09/2016	(44,350)	(44,700)	(350)
1	JPPC	LME Nickel Futures^	09/2016	(53,638)	(56,620)	(2,982)
1	JPPC	LME Zinc Futures^	08/2016	(46,873)	(52,602)	(5,729)
1	JPPC	LME Zinc Futures^	09/2016	(51,747)	(52,668)	(921)

				(1,361,070)	(1,430,245)	(69,175)

				$121,345,687	$123,433,483	$2,087,796

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	431,400	$55,630	$55,660	$30
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	153,600	19,802	19,818	16

				$75,432	$75,478	$46

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(12,000)	$(3,232)	$(3,646)	$(414)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(18,000)	(4,847)	(5,470)	(623)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(31,200)	(32,424)	(32,096)	328
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(4,800)	(4,882)	(4,939)	(57)
Euro, Expiring 09/21/16	CITI	EUR	(2,698,954)	(3,027,045)	(3,003,927)	23,118
Euro, Expiring 09/21/16	JPMC	EUR	(4,048,429)	(4,540,558)	(4,505,889)	34,669
British Pound, Expiring 09/21/16	CITI	GBP	(965,005)	(1,413,140)	(1,285,655)	127,485
British Pound, Expiring 09/21/16	JPMC	GBP	(1,447,507)	(2,119,707)	(1,928,482)	191,225
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(554,000)	(71,411)	(71,479)	(68)

				(11,217,246)	(10,841,583)	375,663

				$(11,141,814)	$(10,766,105)	$375,709

*	Non-deliverable forward (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,055,531	$1,055,531

CITI
Investment Companies	30,404	—	30,404

GSCO
Cash	—	(127,622)	(127,622)

GSIN
Investment Companies	190,000	—	190,000

JPMC
Cash	120,000	—	120,000

JPMS
Cash	—	36,976	36,976
U.S. Treasury Inflation Protected Securities	5,255,050	—	5,255,050

MPFS
U.S. Treasury Inflation Protected Securities	5,852,732	—	5,852,732

MSCL
Cash	—	(536,201)	(536,201)

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(100,000)	$—	$(100,000)

DTBK
Investment Companies	10,083	—	10,083

GSCO
Cash	—	239,049	239,049

JPPC
Cash	—	239,011	239,011

MSCL
Cash	—	171,186	171,186

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

FOREIGN GOVERNMENT SECURITIES - 12.7%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	724	$865,427
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/26	EUR	1,712	2,105,562
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,205	1,476,008
France Government Bond OAT (France)	0.100%	07/25/21	EUR	404	473,808
France Government Bond OAT (France)	0.100%	03/01/25	EUR	501	598,415
France Government Bond OAT (France)	0.250%	07/25/24	EUR	609	739,851
France Government Bond OAT (France)	1.100%	07/25/22	EUR	434	542,362
France Government Bond OAT (France)	2.250%	07/25/20	EUR	1,098	1,386,942
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	1,402	2,134,565
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	1,113	1,725,843

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $12,276,433)					12,048,783

U.S. TREASURY OBLIGATIONS - 24.5%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	5,700	5,943,211
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/20	USD	6,400	6,688,836
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	2,800	2,849,753
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	3,600	3,691,976
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	3,900	4,051,644

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,597,654)					23,225,420

SHORT-TERM INVESTMENTS - 58.9%				SHARES
Investment Companies - 43.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% ^(b)				658,126	658,126
Dreyfus Treasury Cash Management, Class I, 0.240% ^(b)				2,632,502	2,632,502
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(b)(c)				33,906,620	33,906,620
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(b)(c)				300,201	300,201
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% ^(b)				3,290,627	3,290,627

Total Investment Companies (cost $40,788,076)					40,788,076

				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(d)				$5,110	5,109,325
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(d)				3,513	3,512,286
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(d)				2,628	2,626,949
U.S. Treasury Bill, 0.476%, 09/29/2016 (d)				1,120	1,119,270
U.S. Treasury Bill, 0.384%, 10/06/2016 (d)				2,754	2,752,100

Total U.S. Treasury Obligations (cost $15,115,559)					15,119,930

TOTAL SHORT-TERM INVESTMENTS (cost $55,903,635)					55,908,006

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 96.1% (cost $90,777,722)					91,182,209

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9% (e)					3,681,333

NET ASSETS - 100.0%					$94,863,542

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index August Futures	08/2016	BRL	1,020,683	$8,162
MACQ	Brent Crude August Futures^	09/2016	USD	51,780	(1,620)
MACQ	Brent Crude July Futures^	08/2016	USD	46,360	3,350
MACQ	Brent Crude July Futures^	08/2016	USD	(46,360)	1,765
MACQ	Brent Crude June Futures^	07/2016	USD	42,730	6,950
MACQ	Brent Crude June Futures^	07/2016	USD	(42,730)	(3,765)
MACQ	Cocoa September Futures^	08/2016	USD	(31,005)	(515)
MACQ	Cocoa September Futures^	08/2016	USD	31,005	(1,375)
MACQ	Coffee ‘C’ September Futures^	08/2016	USD	47,325	7,294
CITI	Corn September Futures^	08/2016	USD	94,631	(3,256)
SOCG	Corn September Futures^	08/2016	USD	322,433	(11,758)
MACQ	Corn September Futures^	08/2016	USD	178,369	(13,894)
DTBK	Corn September Futures^	09/2016	USD	341,207	(12,257)
CITI	Cotton No. 2 December Futures^	11/2016	USD	245,200	11,480
MACQ	Cotton No. 2 December Futures^	11/2016	USD	124,380	3,960
SOCG	Gold 100 OZ August Futures^	07/2016	USD	(130,020)	30
SOCG	Gold 100 OZ August Futures^	07/2016	USD	130,020	1,980
MACQ	Gold 100 OZ August Futures^	08/2016	USD	(130,040)	70
MACQ	Gold 100 OZ August Futures^	08/2016	USD	130,040	2,020
SOCG	Gold 100 OZ December Futures^	11/2016	USD	132,720	20
MACQ	Gold 100 OZ December Futures^	12/2016	USD	132,820	(80)
SOCG	Hard Red Winter Wheat September Futures^	08/2016	USD	23,509	(2,384)
BANA	H-SHARES Index July Futures	07/2016	HKD	8,340,601	49,543
GSIN	H-SHARES Index July Futures	07/2016	HKD	4,160,926	25,980
BANA	KOSPI Index 200 September Futures	09/2016	KRW	1,112,167,030	(10,472)
DTBK	Lean Hogs August Futures^	08/2016	USD	195,313	399,735
DTBK	Lean Hogs August Futures^	08/2016	USD	(195,313)	(395,173)
SOCG	Lean Hogs August Futures^	08/2016	USD	34,590	(1,280)
MACQ	Lean Hogs August Futures^	08/2016	USD	(32,776)	(62)
MACQ	Lean Hogs August Futures^	08/2016	USD	202,236	(2,376)
DTBK	Lean Hogs July Futures^	07/2016	USD	(231,798)	(463,778)
DTBK	Lean Hogs July Futures^	07/2016	USD	231,798	460,892
SOCG	Lean Hogs July Futures^	07/2016	USD	(33,249)	1,585
SOCG	Lean Hogs July Futures^	07/2016	USD	33,249	(109)
MACQ	Lean Hogs July Futures^	07/2016	USD	199,075	(235)
MACQ	Lean Hogs July Futures^	07/2016	USD	(199,075)	4,200
DTBK	Lean Hogs October Futures^	10/2016	USD	143,035	365
SOCG	Lean Hogs October Futures^	10/2016	USD	57,227	133

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MACQ	Lean Hogs October Futures^	10/2016	USD	28,575	$ 105
DTBK	Live Cattle August Futures^	08/2016	USD	410,103	186,274
DTBK	Live Cattle August Futures^	08/2016	USD	(90,881)	(182,741)
DTBK	Live Cattle October Futures^	10/2016	USD	91,926	(206)
GSIN	MSCI Taiwan Stock Index July Futures	07/2016	USD	553,077	18,423
BANA	NSE Nifty 50 Index July Futures	07/2016	INR	13,399,309	4,883
MACQ	Silver July Futures^	07/2016	USD	(75,310)	(12,760)
MACQ	Silver July Futures^	07/2016	USD	75,310	17,600
MACQ	Silver September Futures^	09/2016	USD	80,432	12,683
CITI	Soybean Meal December Futures^	11/2016	USD	33,696	6,404
MACQ	Soybean Meal December Futures^	11/2016	USD	33,632	6,468
CITI	Soybean November Futures^	10/2016	USD	878,389	101,874
CITI	Soybean November Futures^	10/2016	USD	(560,360)	(34,097)
SOCG	Soybean November Futures^	10/2016	USD	313,508	32,467
MACQ	Soybean November Futures^	10/2016	USD	521,315	55,310
MACQ	Soybean November Futures^	10/2016	USD	(50,835)	(2,200)
SOCG	Soybean Oil December Futures^	11/2016	USD	19,822	(580)
MACQ	Soybean Oil December Futures^	11/2016	USD	58,932	(1,206)
CITI	Sugar #11 (World Markets) September Futures^	09/2016	USD	18,010	4,760
GSIN	Swiss Market Index September Futures	09/2016	CHF	458,505	21,012

					$299,598

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
47	GSCO	Brent Crude Futures^	08/2016	$2,445,562	$2,357,520	$(88,042)
1	MSCL	Cocoa Futures^	09/2016	30,944	29,630	(1,314)
12	MSCL	Coffee ‘C’ Futures^	09/2016	571,622	655,425	83,803
24	MSCL	Corn Futures^	09/2016	455,961	438,600	(17,361)
1	MSCL	Feeder Cattle Futures^	09/2016	72,165	71,750	(415)
20	GSCO	Gas Oil Futures^	09/2016	922,836	900,500	(22,336)
7	MSCL	Gasoline RBOB Futures^	08/2016	467,582	443,175	(24,407)
18	MSCL	Gold 100 OZ Futures^	08/2016	2,331,341	2,377,080	45,739
5	MSCL	Gold 100 OZ Futures^	12/2016	663,759	663,700	(59)
1	MSCL	Hard Red Winter Wheat Futures^	09/2016	23,465	21,125	(2,340)
9	MSCL	Heating Oil ULSD Futures^	08/2016	587,076	570,138	(16,938)
1	MSCL	Lean Hogs Futures^	08/2016	34,657	33,310	(1,347)
9	MSCL	Live Cattle Futures^	08/2016	416,510	413,370	(3,140)
1	MSCL	Live Cattle Futures^	10/2016	45,716	45,860	144
6	JPPC	LME Aluminum Futures^	07/2016	245,045	246,713	1,668
1	JPPC	LME Aluminum Futures^	07/2016	41,167	41,113	(54)
2	JPPC	LME Aluminum Futures^	07/2016	82,541	82,265	(276)
1	JPPC	LME Aluminum Futures^	08/2016	39,008	41,183	2,175
1	JPPC	LME Aluminum Futures^	08/2016	39,003	41,206	2,203
38	JPPC	LME Aluminum Futures^	09/2016	1,517,576	1,568,687	51,111
1	JPPC	LME Copper Futures^	07/2016	125,202	121,056	(4,146)
1	JPPC	LME Copper Futures^	09/2016	114,003	121,183	7,180
2	JPPC	LME Copper Futures^	09/2016	227,180	242,387	15,207

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
14	JPPC	LME Copper Futures^	09/2016	$ 1,701,221	$ 1,696,800	$ (4,421)
1	JPPC	LME Lead Futures^	08/2016	41,230	44,711	3,481
1	JPPC	LME Lead Futures^	09/2016	42,298	44,734	2,436
5	JPPC	LME Lead Futures^	09/2016	215,599	223,594	7,995
1	JPPC	LME Nickel Futures^	08/2016	53,207	56,539	3,332
1	JPPC	LME Nickel Futures^	09/2016	53,691	56,619	2,928
5	JPPC	LME Nickel Futures^	09/2016	271,956	283,260	11,304
1	JPPC	LME Zinc Futures^	09/2016	51,527	52,668	1,141
6	JPPC	LME Zinc Futures^	09/2016	288,420	315,937	27,517
11	MSCL	Natural Gas Futures^	08/2016	284,734	320,980	36,246
18	MSCL	Silver Futures^	09/2016	1,475,939	1,676,070	200,131
4	MSCL	Soybean Futures^	11/2016	208,764	230,650	21,886
9	MSCL	Soybean Meal Futures^	12/2016	298,043	360,901	62,858
18	MSCL	Soybean Oil Futures^	12/2016	354,429	346,356	(8,073)
46	MSCL	Sugar #11 (World Markets) Futures^	09/2016	836,520	1,047,401	210,881
30	MSCL	Wheat Futures^	09/2016	718,383	668,250	(50,133)
46	MSCL	WTI Crude Futures^	08/2016	2,332,052	2,254,460	(77,592)
1	BARC	DAX Index Futures	09/2016	265,795	268,241	2,446
11	BARC	E-Mini Russell 2000 Futures	09/2016	1,276,678	1,262,140	(14,538)
37	BARC	Euro Stoxx 50 Index Futures	09/2016	1,157,344	1,172,285	14,941
13	BARC	FTSE 100 Index Futures	09/2016	1,032,224	1,111,494	79,270
10	JPMS	FTSE/JSE Top 40 Index Futures	09/2016	313,820	315,359	1,539
2	BARC	H-SHARES Index Futures	07/2016	110,068	112,463	2,395
3	BARC	KOSPI Index 200 Futures	09/2016	323,463	318,075	(5,388)
5	BARC	MSCI Taiwan Stock Index Futures	07/2016	157,055	158,750	1,695
105	BARC	S&P 500 E-Mini Futures	09/2016	10,906,893	10,973,550	66,657
11	BARC	S&P MID 400 E-Mini Futures	09/2016	1,634,808	1,642,300	7,492
2	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	250,845	252,115	1,270
12	BARC	SGX S&P CNX Nifty Index Futures	07/2016	195,569	200,052	4,483
14	BARC	TOPIX Index Futures	09/2016	1,812,746	1,688,568	(124,178)
19	GSCO	10-Year Japanese Government Bond Futures	09/2016	2,801,536	2,811,960	10,424
10	GSCO	10-Year Japanese Government Bond Futures	09/2016	14,731,527	14,808,502	76,975
19	JPMS	Australia 10-Year Bond Futures	09/2016	1,908,640	1,929,975	21,335
28	GSCO	Canadian 10-Year Bond Futures	09/2016	3,132,655	3,208,421	75,766
137	GSCO	Euro-Bund Futures	09/2016	24,846,507	25,408,215	561,708
376	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	48,867,077	50,002,125	1,135,048

				136,453,184	138,851,496	2,398,312

Short Contracts:
6	JPPC	LME Aluminum Futures^	07/2016	$(246,585)	$(246,712)	$(127)
1	JPPC	LME Aluminum Futures^	07/2016	(41,098)	(41,113)	(15)
2	JPPC	LME Aluminum Futures^	07/2016	(82,395)	(82,265)	130
1	JPPC	LME Aluminum Futures^	08/2016	(39,073)	(41,184)	(2,111)
1	JPPC	LME Aluminum Futures^	08/2016	(38,944)	(41,206)	(2,262)
1	JPPC	LME Aluminum Futures^	09/2016	(39,085)	(41,282)	(2,197)
1	JPPC	LME Copper Futures^	07/2016	(125,605)	(121,057)	4,548
1	JPPC	LME Copper Futures^	09/2016	(113,309)	(121,182)	(7,873)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	JPPC	LME Copper Futures^	09/2016	$ (226,400)	$ (242,386)	$ (15,986)
4	JPPC	LME Copper Futures^	09/2016	(466,315)	(484,800)	(18,485)
1	JPPC	LME Lead Futures^	08/2016	(41,541)	(44,710)	(3,169)
1	JPPC	LME Lead Futures^	09/2016	(42,573)	(44,735)	(2,162)
1	JPPC	LME Lead Futures^	09/2016	(41,273)	(44,719)	(3,446)
1	JPPC	LME Nickel Futures^	08/2016	(53,422)	(56,539)	(3,117)
1	JPPC	LME Nickel Futures^	09/2016	(53,638)	(56,620)	(2,982)
1	JPPC	LME Zinc Futures^	09/2016	(51,747)	(52,668)	(921)

				(1,703,003)	(1,763,178)	(60,175)

				$134,750,181	$137,088,318	$2,338,137

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	611,800	$78,887	$78,935	$48
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	655,200	84,468	84,535	67

				$163,355	$163,470	$115

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(20,000)	$(5,387)	$(6,076)	$(689)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(30,000)	(8,080)	(9,115)	(1,035)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(26,600)	(27,623)	(27,366)	257
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(5,400)	(5,492)	(5,556)	(64)
Euro, Expiring 09/21/16	CITI	EUR	(2,939,904)	(3,297,284)	(3,272,104)	25,180
Euro, Expiring 09/21/16	JPMC	EUR	(4,409,856)	(4,945,920)	(4,908,156)	37,764
British Pound, Expiring 09/21/16	CITI	GBP	(1,252,251)	(1,835,503)	(1,668,346)	167,157
British Pound, Expiring 09/21/16	JPMC	GBP	(1,531,176)	(2,250,374)	(2,039,952)	210,422
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(1,448,000)	(186,679)	(186,825)	(146)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(858,000)	(110,643)	(110,701)	(58)

				(12,672,985)	(12,234,197)	438,788

				$(12,509,630)	$(12,070,727)	$438,903

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

KRW - Korean Won

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$140,051	$—	$140,051

BARC
Cash	—	1,139,352	1,139,352

CITI
Investment Companies	20,519	—	20,519

GSCO
Cash	—	(715,525)	(715,525)
U.S. Treasury Inflation Protected Securities	—	550,533	550,533

GSIN
Investment Companies	160,000	—	160,000

JPMC
Cash	130,000	—	130,000

JPMS
Cash	—	47,998	47,998

MSCL
Cash	—	(1,195,758)	(1,195,758)
U.S. Treasury Inflation Protected Securities	—	593,980	593,980

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(210,000)	$—	$(210,000)

GSCO
Cash	—	265,509	265,509

JPPC
Cash	—	289,565	289,565

MSCL
Cash	—	168,371	168,371

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 111.8%	SHARES	VALUE (Note 5)
COMMON STOCKS - 27.2%

Belgium - 0.6%
Ageas (a)	148,721	$5,169,434
bpost SA (a)	170,934	4,375,685
Colruyt SA (a)	31,392	1,737,169
KBC Group NV †(a)	113,205	5,567,525
Proximus SADP (a)	108,211	3,438,781
Umicore SA (a)	7,928	409,515

		20,698,109

Denmark - 0.8%
Chr Hansen Holding A/S (a)	6,965	457,429
Danske Bank A/S (a)	52,027	1,369,370
DSV A/S (a)	74,303	3,124,303
GN Store Nord A/S (a)	20,312	366,923
H Lundbeck A/S †	47,834	1,793,170
ISS A/S (a)	98,650	3,710,258
Jyske Bank A/S (a)	43,445	1,649,266
Novo Nordisk A/S, Class B (a)	80,961	4,359,984
Pandora A/S (a)	9,602	1,307,787
TDC A/S	362,359	1,775,730
Vestas Wind Systems A/S (a)	64,837	4,406,936
William Demant Holding A/S †(a)	162,250	3,158,324

		27,479,480

Finland - 0.7%
Amer Sports OYJ (a)	49,476	1,357,387
Cargotec OYJ, Class B (a)	36,431	1,484,747
Elisa OYJ (a)	82,980	3,188,356
Huhtamaki OYJ (a)	24,211	1,004,752
Kesko OYJ, Class B (a)	27,427	1,164,731
Metso OYJ (a)	66,153	1,555,249
Neste OYJ (a)	172,955	6,201,981
Orion OYJ, Class B (a)	54,787	2,127,369
Sampo OYJ, Class A (a)	13,980	571,730
Stora Enso OYJ, Class R (a)	341,749	2,748,374
UPM-Kymmene OYJ (a)	219,332	4,029,297

		25,433,973

Germany - 2.8%
Allianz SE (a)	55,850	7,967,419
Aurubis AG	85,191	3,873,869
Axel Springer SE (a)	7,343	385,534
Brenntag AG (a)	43,956	2,129,315
Covestro AG 144A (a)(b)	69,123	3,078,763
Deutsche Lufthansa AG (a)	708,937	8,335,340
Duerr AG (a)	10,086	765,848
Evonik Industries AG (a)	105,177	3,135,175
Fraport AG Frankfurt Airport Services Worldwide (a)	7,639	408,999
Freenet AG (a)	186,562	4,804,630
Fresenius Medical Care AG & Co. KGaA (a)	75,740	6,597,441
GEA Group AG (a)	7,761	366,330
Hannover Rueck SE (a)	93,503	9,797,008
HeidelbergCement AG (a)	24,662	1,857,839
Hella KGaA Hueck & Co. (a)	38,076	1,222,102
HOCHTIEF AG (a)	31,014	4,004,242
K+S AG (a)	121,876	2,495,071

	SHARES	VALUE (Note 5)
Germany - 2.8% (continued)
KION Group AG (a)	63,879	$3,096,085
Krones AG	8,674	916,244
Linde AG (a)	6,090	848,560
METRO AG (a)	71,474	2,198,263
MTU Aero Engines AG (a)	17,017	1,589,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	34,835	5,841,657
OSRAM Licht AG (a)	74,183	3,854,316
ProSiebenSat.1 Media SE †(a)	36,933	1,615,526
Rheinmetall AG	10,850	645,345
RHOEN-KLINIKUM AG (a)	38,966	1,140,587
Siemens AG (a)	37,638	3,862,457
Software AG (a)	98,938	3,364,103
Suedzucker AG (a)	178,721	3,936,421
Symrise AG (a)	29,670	2,023,825
Talanx AG (a)	65,766	1,958,710
United Internet AG (a)	40,794	1,695,764
Zalando SE 144A †(a)(b)	26,770	708,506

		100,521,157

Italy - 1.5%
A2A SpA	4,228,822	5,545,088
Assicurazioni Generali SpA	56,696	668,581
Atlantia SpA	26,831	670,371
Autogrill SpA	58,094	469,671
Banca Generali SpA	22,841	457,813
Buzzi Unicem SpA	133,193	2,334,077
Davide Campari-Milano SpA	169,730	1,680,088
Enel SpA	665,842	2,955,971
FinecoBank Banca Fineco SpA	453,442	2,961,403
Hera SpA	498,096	1,359,492
Intesa Sanpaolo SpA	1,229,686	2,342,197
Leonardo-Finmeccanica SpA †	198,275	2,005,091
Mediobanca SpA	1,089,523	6,277,610
Poste Italiane SpA 144A (b)	260,885	1,732,259
Prysmian SpA	173,005	3,797,315
Recordati SpA	111,089	3,341,498
Snam SpA	873,649	5,223,049
Telecom Italia SpA †	455,713	374,281
Terna Rete Elettrica Nazionale SpA	978,593	5,445,971
Unipol Gruppo Finanziario SpA	141,120	332,299
UnipolSai SpA	1,203,819	1,816,709

		51,790,834

Japan - 15.0%
ABC-Mart, Inc. (a)	49,000	3,288,476
Air Water, Inc. (a)	97,000	1,427,244
Aisin Seiki Co. Ltd. (a)	37,300	1,519,352
Ajinomoto Co., Inc. (a)	65,700	1,547,955
Alfresa Holdings Corp. (a)	244,300	5,103,940
Amada Holdings Co. Ltd. (a)	215,200	2,184,739
ANA Holdings, Inc. (a)	2,896,000	8,252,461
Aozora Bank Ltd. (a)	2,848,000	9,879,677
Asahi Group Holdings Ltd. (a)	15,700	507,656
Astellas Pharma, Inc. (a)	209,000	3,277,610
Bandai Namco Holdings, Inc. (a)	268,500	6,929,050
Benesse Holdings, Inc. (a)	51,100	1,199,611
Bridgestone Corp. (a)	55,000	1,767,532

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 15.0% (continued)
Brother Industries Ltd. (a)	139,900	$1,500,614
Canon, Inc. (a)	52,000	1,484,611
Central Japan Railway Co. (a)	22,300	3,966,358
Century Tokyo Leasing Corp. (a)	38,200	1,236,275
Chubu Electric Power Co., Inc. (a)	278,100	3,957,648
Chugoku Bank Ltd. (The) (a)	108,500	1,107,058
Concordia Financial Group Ltd. †(a)	424,000	1,637,449
Dai Nippon Printing Co. Ltd. (a)	109,000	1,214,798
Daicel Corp. (a)	184,600	1,912,838
Daiichi Sankyo Co. Ltd. (a)	350,500	8,515,437
Don Quijote Holdings Co. Ltd. (a)	31,500	1,170,626
East Japan Railway Co. (a)	46,300	4,290,775
Electric Power Development Co. Ltd.	13,200	307,537
Ezaki Glico Co. Ltd. (a)	43,300	2,533,041
FamilyMart Co. Ltd. (a)	82,600	5,033,750
Fuji Electric Co. Ltd. (a)	143,000	595,385
Fuji Heavy Industries Ltd. (a)	301,900	10,377,326
FUJIFILM Holdings Corp. (a)	119,200	4,625,011
Fukuoka Financial Group, Inc. (a)	95,000	313,239
Gunma Bank Ltd. (The) (a)	362,000	1,314,595
Hakuhodo DY Holdings, Inc. (a)	255,600	3,063,574
Hankyu Hanshin Holdings, Inc. (a)	265,000	1,975,985
Haseko Corp. (a)	518,000	5,215,124
Hikari Tsushin, Inc. (a)	18,800	1,574,941
Hino Motors Ltd. (a)	31,000	308,759
Hiroshima Bank Ltd. (The) (a)	125,000	417,671
Hisamitsu Pharmaceutical Co., Inc. (a)	37,500	2,162,304
Hitachi Capital Corp. (a)	68,100	1,351,580
Hitachi Chemical Co. Ltd. (a)	76,300	1,425,009
Hitachi High-Technologies Corp. (a)	113,700	3,111,717
Hitachi Metals Ltd. (a)	73,500	746,699
Hokuhoku Financial Group, Inc.	1,883,000	2,144,608
Hokuriku Electric Power Co. (a)	34,700	429,973
Hoya Corp. (a)	71,900	2,567,980
Ibiden Co. Ltd.	48,200	544,971
Idemitsu Kosan Co. Ltd. (a)	181,500	3,940,381
Iida Group Holdings Co. Ltd. (a)	73,800	1,511,356
Isetan Mitsukoshi Holdings Ltd. (a)	156,200	1,390,305
ITOCHU Corp. (a)	589,700	7,213,925
Itochu Techno-Solutions Corp. (a)	165,600	3,567,563
Izumi Co. Ltd. (a)	24,700	962,225
J Front Retailing Co. Ltd. (a)	195,000	2,021,830
Japan Airlines Co. Ltd. (a)	408,600	13,145,731
Japan Petroleum Exploration Co. Ltd. (a)	33,300	671,230
Japan Post Holdings Co. Ltd. (a)	102,300	1,244,519
JSR Corp. (a)	83,000	1,099,180
JTEKT Corp. (a)	168,200	1,906,459
JX Holdings, Inc. (a)	81,000	316,169
Kajima Corp. (a)	623,000	4,327,813
Kaken Pharmaceutical Co. Ltd. (a)	30,700	2,012,755
Kamigumi Co. Ltd. (a)	93,000	859,582
Kaneka Corp. (a)	613,000	4,090,094
Kao Corp. (a)	27,200	1,584,187
KDDI Corp. (a)	250,300	7,611,557
Keihan Holdings Co. Ltd. (a)	45,000	311,821

	SHARES	VALUE (Note 5)
Japan - 15.0% (continued)
Kewpie Corp. (a)	189,400	$6,041,253
Kobayashi Pharmaceutical Co. Ltd. (a)	10,200	452,950
Konami Holdings Corp. (a)	274,300	10,464,502
Konica Minolta, Inc. (a)	181,400	1,321,420
Kose Corp. (a)	42,700	3,618,389
Kuraray Co. Ltd. (a)	119,700	1,428,198
Kurita Water Industries Ltd. (a)	36,800	820,336
Lawson, Inc. (a)	17,200	1,373,159
Makita Corp. (a)	17,800	1,181,868
Marubeni Corp. (a)	320,700	1,448,838
Maruichi Steel Tube Ltd. (a)	14,300	499,788
McDonald’s Holdings Co. Japan Ltd.	14,100	382,995
Medipal Holdings Corp. (a)	214,400	3,524,914
MEIJI Holdings Co. Ltd. (a)	50,700	5,209,696
Miraca Holdings, Inc. (a)	24,500	1,062,518
Mitsubishi Chemical Holdings Corp. (a)	855,000	3,919,312
Mitsubishi Electric Corp. (a)	216,000	2,578,685
Mitsubishi Gas Chemical Co., Inc. (a)	703,000	3,667,491
Mitsubishi Motors Corp. (a)	411,000	1,897,313
Mitsubishi Tanabe Pharma Corp. (a)	332,300	6,004,059
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	566,500	2,176,817
Mitsui & Co. Ltd. (a)	282,700	3,374,640
Mitsui Chemicals, Inc. (a)	1,588,000	5,835,523
Mixi, Inc.	56,000	2,315,340
Mizuho Financial Group, Inc.	2,486,300	3,577,932
MS&AD Insurance Group Holdings, Inc. (a)	162,900	4,220,759
Nagoya Railroad Co. Ltd. (a)	879,000	4,952,667
Nankai Electric Railway Co. Ltd. (a)	284,000	1,601,420
Nexon Co. Ltd. (a)	324,000	4,795,214
NH Foods Ltd. (a)	77,000	1,886,037
NHK Spring Co. Ltd. (a)	393,200	3,191,163
Nikon Corp. (a)	160,300	2,170,432
Nippon Express Co. Ltd. (a)	195,000	891,094
Nippon Shokubai Co. Ltd. (a)	73,000	4,198,693
Nippon Telegraph & Telephone Corp. (a)	223,200	10,466,945
Nippon Yusen KK	1,910,000	3,360,141
Nissan Motor Co. Ltd. (a)	271,400	2,422,060
Nisshin Seifun Group, Inc. (a)	189,600	3,047,798
Nissin Foods Holdings Co. Ltd. (a)	26,900	1,469,034
Nitori Holdings Co. Ltd. (a)	74,600	9,047,792
NOK Corp. (a)	45,100	766,954
Nomura Holdings, Inc. (a)	134,300	477,646
Nomura Research Institute Ltd. (a)	59,350	2,176,679
NTT Data Corp. (a)	51,800	2,446,431
Obayashi Corp. (a)	648,900	6,908,778
Obic Co. Ltd. (a)	11,000	605,510
Oracle Corp. Japan (a)	23,600	1,258,424
ORIX Corp. (a)	508,700	6,582,815
Osaka Gas Co. Ltd. (a)	941,000	3,617,666
Otsuka Corp. (a)	97,500	4,559,231
Otsuka Holdings Co. Ltd.	259,700	11,967,724
Park24 Co. Ltd. (a)	104,000	3,573,900

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 15.0% (continued)
Pola Orbis Holdings, Inc. (a)	61,700	$5,806,596
Renesas Electronics Corp. †(a)	53,700	307,144
Resona Holdings, Inc. (a)	3,039,500	11,109,107
Rohm Co. Ltd. (a)	24,300	959,123
Sankyo Co. Ltd. (a)	72,200	2,706,997
Santen Pharmaceutical Co. Ltd. (a)	225,100	3,537,939
Secom Co. Ltd. (a)	34,500	2,550,682
Seiko Epson Corp.	59,500	953,882
Sekisui Chemical Co. Ltd. (a)	208,000	2,562,726
Sekisui House Ltd. (a)	116,200	2,034,904
Seven & i Holdings Co. Ltd. (a)	119,300	5,002,024
Seven Bank Ltd. (a)	253,500	786,842
Shimadzu Corp. (a)	162,000	2,435,392
Shimamura Co. Ltd. (a)	62,000	9,224,777
Shimizu Corp. (a)	431,000	4,038,044
Shinsei Bank Ltd.	1,747,000	2,545,348
Shionogi & Co. Ltd.	19,000	1,038,655
Shiseido Co. Ltd. (a)	32,200	839,060
SoftBank Group Corp.	7,900	446,761
Sohgo Security Services Co. Ltd. (a)	57,800	2,857,347
Sojitz Corp. (a)	3,441,100	8,153,800
Sompo Japan Nipponkoa Holdings, Inc.	20,200	537,566
Sugi Holdings Co. Ltd. (a)	38,600	2,152,255
Sumitomo Chemical Co. Ltd. (a)	703,000	2,900,621
Sumitomo Corp. (a)	273,700	2,758,869
Sumitomo Dainippon Pharma Co. Ltd. (a)	154,700	2,681,388
Sumitomo Electric Industries Ltd. (a)	32,200	426,181
Sumitomo Heavy Industries Ltd. (a)	285,000	1,251,976
Sumitomo Rubber Industries Ltd. (a)	416,100	5,570,706
Sundrug Co. Ltd. (a)	31,200	2,929,524
Suntory Beverage & Food Ltd. (a)	25,200	1,140,328
Suzuken Co. Ltd. (a)	89,710	2,823,735
Sysmex Corp. (a)	13,800	950,247
Taisei Corp. (a)	508,000	4,174,083
Taisho Pharmaceutical Holdings Co. Ltd. (a)	9,500	999,685
Takashimaya Co. Ltd. (a)	291,000	2,084,301
TDK Corp.	18,600	1,041,159
Teijin Ltd. (a)	469,000	1,554,054
Toho Gas Co. Ltd. (a)	825,000	6,750,744
Tohoku Electric Power Co., Inc. (a)	260,600	3,288,909
Tokyo Electric Power Co. Holdings, Inc. †(a)	1,402,900	5,941,337
Tokyo Gas Co. Ltd. (a)	585,000	2,415,326
Tokyu Corp. (a)	161,000	1,413,531
Toppan Printing Co. Ltd. (a)	254,000	2,184,077
Tosoh Corp. (a)	675,000	3,113,524
Toyo Suisan Kaisha Ltd. (a)	101,400	4,113,094
Toyoda Gosei Co. Ltd. (a)	110,100	1,960,808
Toyota Boshoku Corp. (a)	55,100	1,150,208
Tsuruha Holdings, Inc. (a)	18,400	2,228,030
USS Co. Ltd. (a)	73,700	1,218,010
West Japan Railway Co. (a)	148,100	9,385,588
Yamada Denki Co. Ltd. (a)	428,500	2,261,975
Yamaguchi Financial Group, Inc. (a)	568,000	5,371,175

	SHARES	VALUE (Note 5)
Japan - 15.0% (continued)
Yamaha Corp. (a)	50,800	$1,369,233
Yamazaki Baking Co. Ltd. (a)	282,000	7,872,783

		535,562,374

Netherlands - 1.1%
Aalberts Industries NV (a)	26,397	791,336
ABN AMRO Group NV CVA 144A (b)	16,698	274,526
Akzo Nobel NV (a)	15,727	976,974
ASM International NV (a)	38,065	1,469,249
Boskalis Westminster (a)	63,828	2,177,980
Delta Lloyd NV	166,292	584,298
Heineken NV (a)	49,862	4,573,434
Koninklijke Ahold NV (a)	345,334	7,625,864
Koninklijke Philips NV (a)	84,056	2,087,638
NN Group NV (a)	270,651	7,450,595
Randstad Holding NV (a)	59,713	2,387,982
SBM Offshore NV (a)	142,975	1,656,951
Wolters Kluwer NV	138,617	5,612,772

		37,669,599

Norway - 0.3%
DNB ASA (a)	188,255	2,253,374
Gjensidige Forsikring ASA (a)	19,168	319,356
Marine Harvest ASA †(a)	216,625	3,653,870
Orkla ASA (a)	168,852	1,501,695
Telenor ASA (a)	49,292	815,932
Yara International ASA (a)	100,023	3,177,412

		11,721,639

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	463,806	1,419,975
NOS SGPS SA	45,531	275,539

		1,695,514

Spain - 1.1%
ACS Actividades de Construccion y Servicios SA (a)	43,878	1,203,538
Almirall SA	121,562	1,827,706
Banco de Sabadell SA	477,352	632,136
Bankinter SA (a)	43,460	280,540
Ebro Foods SA	232,583	5,353,619
Enagas SA (a)	55,874	1,706,966
Endesa SA (a)	284,518	5,708,994
Ferrovial SA (a)	125,283	2,452,787
Gamesa Corp. Tecnologica SA (a)	100,189	1,996,169
Gas Natural SDG SA (a)	142,328	2,829,143
Iberdrola SA (a)	835,893	5,702,101
Industria de Diseno Textil SA (a)	42,235	1,418,841
Mediaset Espana Comunicacion SA (a)	30,734	346,944
Red Electrica Corp. SA (a)	16,280	1,454,679
Repsol SA (a)	373,931	4,793,376
Tecnicas Reunidas SA (a)	53,865	1,614,438

		39,321,977

Sweden - 0.9%
Assa Abloy AB, Class B (a)	28,688	590,193
BillerudKorsnas AB	71,800	1,071,435

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Sweden - 0.9% (continued)
Boliden AB (a)	110,865	$2,166,756
Bonava AB, Class B †	29,416	354,632
Electrolux AB, Series B	147,383	4,018,375
Husqvarna AB, Class B	189,229	1,409,089
ICA Gruppen AB	96,540	3,235,554
Modern Times Group MTG AB, Class B	24,097	640,533
NCC AB, Class B	29,416	683,015
Saab AB, Class B	15,822	493,405
Securitas AB, Class B	340,362	5,254,447
Skanska AB, Class B (a)	26,986	565,059
Svenska Cellulosa AB SCA, Class B (a)	225,718	7,252,470
Swedbank AB, Class A (a)	14,506	304,671
Swedish Match AB (a)	52,547	1,833,791
Tele2 AB, Class B (a)	97,841	858,980
Telia Co. AB	546,128	2,586,177
Trelleborg AB, Class B	27,956	496,092

		33,814,674

Switzerland - 2.0%
Adecco Group AG (a)	26,740	1,348,714
Baloise Holding AG (a)	14,652	1,631,945
Barry Callebaut AG †(a)	473	582,382
Chocoladefabriken Lindt & Spruengli AG (a)	81	483,094
DKSH Holding AG (a)	9,053	593,042
Flughafen Zuerich AG	6,640	1,175,087
Galenica AG (a)	6,773	9,130,545
GAM Holding AG †(a)	23,574	251,661
Geberit AG (a)	840	318,160
Georg Fischer AG (a)	2,447	1,956,153
Givaudan SA (a)	1,489	2,998,138
Helvetia Holding AG (a)	1,684	876,099
Kuehne + Nagel International AG (a)	2,199	308,101
Lonza Group AG †(a)	31,412	5,217,904
Nestle SA (a)	83,955	6,504,694
Novartis AG (a)	69,312	5,720,912
Partners Group Holding AG (a)	4,786	2,051,115
Roche Holding AG (a)	16,616	4,384,627
Schindler Holding AG (a)	3,884	703,190
Sonova Holding AG (a)	2,446	324,646
Straumann Holding AG (a)	2,557	1,008,759
Swiss Life Holding AG †(a)	20,901	4,830,176
Swiss Re AG (a)	154,114	13,460,381
Swisscom AG (a)	6,652	3,304,752
UBS Group AG (a)	223,365	2,898,293

		72,062,570

United Kingdom - 0.4%
Fiat Chrysler Automobiles NV (a)	133,151	819,606
Subsea 7 SA †(a)	350,704	3,447,242
Unilever NV CVA (a)	196,657	9,184,390

		13,451,238

TOTAL COMMON STOCKS (cost $953,685,327)		971,223,138

PREFERRED STOCKS - 0.3%	SHARES	VALUE (Note 5)
Germany - 0.3%
FUCHS PETROLUB SE (a)	10,763	$423,426
Henkel AG & Co. KGaA (a)	66,233	8,094,372

TOTAL PREFERRED STOCKS (cost $8,032,711)		8,517,798

RIGHTS - 0.0% (c)
Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA †
(cost $31,127)	43,878	30,823

SHORT-TERM INVESTMENTS - 84.3%
Investment Companies - 60.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% (d)	3,204,079	3,204,079
Dreyfus Treasury Cash Management, Class I, 0.240% (d)	12,816,316	12,816,316
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(d)(e)	1,672,595,219	1,672,595,219
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(d)(e)	435,676,766	435,676,766
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% (d)	16,020,395	16,020,395

Total Investment Companies (cost $2,140,312,775)		2,140,312,775

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 24.3%
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(f)	$287,700	287,670,655
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(f)	210,322	210,115,674
U.S. Treasury Bill, 0.396%, 11/03/2016 (f)	1,136	1,135,045
U.S. Treasury Bill, 0.401%, 12/15/2016 ^(f)	14,318	14,299,701
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(f)(g)	148,633	148,587,518
U.S. Treasury Bill, 0.431%, 12/08/2016 ^(f)	24,906	24,874,295
U.S. Treasury Bill, 0.471%, 07/14/2016 (f)	28,893	28,891,300
U.S. Treasury Bill, 0.477%, 12/01/2016 ^(f)	3,511	3,506,748
U.S. Treasury Bill, 0.480%, 11/25/2016 (f)(g)	13,707	13,692,525
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(f)	45,093	45,092,549
U.S. Treasury Bill, 0.341%, 12/29/2016 ^(f)	1,047	1,045,184
U.S. Treasury Bill, 0.381%, 11/10/2016 ^(f)	59,578	59,522,175

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 24.3% (continued)
U.S. Treasury Bill, 0.401%, 12/22/2016 ^(f)	$30,441	$30,399,296

Total U.S. Treasury Obligations (cost $868,582,423)		868,832,665

TOTAL SHORT-TERM INVESTMENTS (cost $3,008,895,198)		3,009,145,440

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $3,970,644,363)		3,988,917,199

SECURITIES SOLD SHORT - (20.4)%	SHARES
COMMON STOCKS - (20.1)%

Austria - (0.1)%
ams AG	(120,215)	(3,337,465)

Belgium - (0.4)%
Anheuser-Busch InBev SA/NV	(80,499)	(10,644,901)
Solvay SA	(5,679)	(530,463)
Telenet Group Holding NV †	(41,015)	(1,875,468)
UCB SA	(28,012)	(2,103,348)

		(15,154,180)

Denmark - (0.3)%
AP Moeller - Maersk A/S, Class B	(2,635)	(3,441,718)
Carlsberg A/S, Class B	(3,407)	(325,055)
Coloplast A/S, Class B	(37,711)	(2,822,842)
Novozymes A/S, Class B	(53,458)	(2,567,101)
Topdanmark A/S †	(15,597)	(371,713)
Tryg A/S	(27,298)	(488,757)

		(10,017,186)

Finland - (0.5)%
Fortum OYJ	(39,407)	(633,130)
Kone OYJ, Class B	(15,001)	(692,302)
Nokia OYJ	(2,122,276)	(12,087,298)
Nokian Renkaat OYJ	(118,011)	(4,229,738)

		(17,642,468)

Germany - (1.8)%
BASF SE	(34,405)	(2,638,132)
Bayer AG	(50,559)	(5,077,888)
Bayerische Motoren Werke AG	(14,935)	(1,086,896)
Beiersdorf AG	(37,325)	(3,533,728)
Bilfinger SE †	(56,358)	(1,651,896)
Commerzbank AG	(156,409)	(1,018,591)
Continental AG	(5,810)	(1,099,407)
Daimler AG	(71,849)	(4,299,325)
Deutsche Bank AG †	(569,291)	(7,869,377)
Deutsche Post AG	(159,696)	(4,499,037)
Deutsche Telekom AG	(236,530)	(4,033,374)
E.ON SE	(445,576)	(4,498,009)
HUGO BOSS AG	(6,991)	(397,453)
Infineon Technologies AG	(89,166)	(1,290,804)
LANXESS AG	(48,807)	(2,141,305)
Merck KGaA	(38,385)	(3,901,567)

	SHARES	VALUE (Note 5)
Germany - (1.8)% (continued)
RWE AG †	(551,719)	$(8,786,237)
Salzgitter AG	(32,244)	(852,535)
STADA Arzneimittel AG †	(6,147)	(318,582)
Telefonica Deutschland Holding AG	(258,454)	(1,064,595)
Thyssenkrupp AG	(156,317)	(3,142,027)
Wacker Chemie AG	(4,662)	(408,266)

		(63,609,031)

Italy - (0.5)%
Azimut Holding SpA	(145,860)	(2,379,833)
Banca Mediolanum SpA	(113,259)	(777,358)
Banca Popolare dell’Emilia Romagna SC	(142,678)	(523,830)
Eni SpA	(247,684)	(3,989,489)
Luxottica Group SpA	(27,788)	(1,354,322)
Mediaset SpA	(693,469)	(2,425,098)
Moncler SpA	(108,167)	(1,707,671)
Saipem SpA †	(3,267,423)	(1,306,412)
Unione di Banche Italiane SpA	(1,444,320)	(3,988,566)

		(18,452,579)

Japan - (11.9)%
Acom Co. Ltd. †	(514,900)	(2,494,457)
Advantest Corp.	(336,300)	(3,751,776)
Aeon Co. Ltd.	(265,200)	(4,117,646)
AEON Financial Service Co. Ltd.	(84,800)	(1,836,169)
Alps Electric Co. Ltd.	(160,700)	(3,053,028)
Asahi Glass Co. Ltd.	(157,000)	(852,022)
Asahi Kasei Corp.	(176,000)	(1,224,790)
Asics Corp.	(381,400)	(6,443,720)
Bank of Kyoto Ltd. (The)	(437,000)	(2,680,427)
Calbee, Inc.	(169,800)	(7,103,742)
Chiba Bank Ltd. (The)	(588,000)	(2,778,747)
Chugai Pharmaceutical Co. Ltd.	(134,700)	(4,800,468)
Chugoku Electric Power Co., Inc. (The)	(147,000)	(1,868,834)
Citizen Holdings Co. Ltd.	(65,000)	(316,370)
Credit Saison Co. Ltd.	(125,100)	(2,101,491)
Daido Steel Co. Ltd.	(279,000)	(955,603)
Dai-ichi Life Insurance Co. Ltd. (The)	(73,900)	(827,266)
Daikin Industries Ltd.	(32,300)	(2,714,646)
Daiwa Securities Group, Inc.	(626,000)	(3,298,000)
DeNA Co. Ltd.	(62,000)	(1,450,398)
Denso Corp.	(152,600)	(5,369,282)
Dentsu, Inc.	(32,800)	(1,537,528)
Disco Corp.	(15,100)	(1,365,641)
Eisai Co. Ltd.	(101,100)	(5,645,029)
FANUC Corp.	(53,800)	(8,751,821)
Fast Retailing Co. Ltd.	(30,500)	(8,188,655)
Fujitsu Ltd.	(75,000)	(275,799)
Hachijuni Bank Ltd. (The)	(392,100)	(1,707,701)
Hamamatsu Photonics KK	(144,600)	(4,057,349)
Hirose Electric Co. Ltd.	(10,100)	(1,241,956)
Hitachi Construction Machinery Co. Ltd.	(203,400)	(2,968,835)
Hitachi Ltd.	(1,098,000)	(4,600,462)
Honda Motor Co. Ltd.	(133,300)	(3,343,866)
IHI Corp.	(2,721,000)	(7,334,434)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (11.9)% (continued)
Inpex Corp.	(760,100)	$(5,944,439)
Iyo Bank Ltd. (The)	(314,100)	(1,923,756)
Japan Airport Terminal Co. Ltd.	(13,700)	(497,053)
Japan Display, Inc. †	(2,294,100)	(3,732,082)
Japan Post Bank Co. Ltd.	(127,100)	(1,494,523)
Japan Tobacco, Inc.	(57,400)	(2,313,347)
JFE Holdings, Inc.	(390,300)	(5,091,542)
JGC Corp.	(128,000)	(1,832,398)
Kakaku.com, Inc.	(266,900)	(5,303,219)
Kansai Electric Power Co., Inc. (The) †	(265,600)	(2,586,746)
Kansai Paint Co. Ltd.	(260,800)	(5,265,468)
Kawasaki Heavy Industries Ltd.	(1,068,000)	(3,011,379)
Keikyu Corp.	(217,000)	(2,183,691)
Keio Corp.	(102,000)	(962,152)
Keisei Electric Railway Co. Ltd.	(138,000)	(1,778,790)
Kikkoman Corp.	(240,000)	(8,855,998)
Kintetsu Group Holdings Co. Ltd.	(356,000)	(1,523,481)
Kirin Holdings Co. Ltd.	(138,400)	(2,334,278)
Kobe Steel Ltd.	(7,661,000)	(6,296,382)
Koito Manufacturing Co. Ltd.	(42,800)	(1,970,703)
Komatsu Ltd.	(172,300)	(2,993,140)
Kubota Corp.	(102,700)	(1,389,051)
Kyocera Corp.	(34,500)	(1,641,607)
Kyowa Hakko Kirin Co. Ltd.	(80,800)	(1,378,107)
Kyushu Electric Power Co., Inc. †	(719,700)	(7,218,164)
Kyushu Financial Group, Inc.	(73,300)	(363,321)
LIXIL Group Corp.	(55,800)	(916,339)
M3, Inc.	(71,500)	(2,495,349)
Mabuchi Motor Co. Ltd.	(19,200)	(813,211)
Marui Group Co. Ltd.	(102,300)	(1,377,152)
Mazda Motor Corp.	(73,800)	(976,617)
Minebea Co. Ltd.	(465,000)	(3,159,167)
MISUMI Group, Inc.	(179,900)	(3,248,043)
Mitsubishi Corp.	(66,600)	(1,172,648)
Mitsubishi Heavy Industries Ltd.	(1,103,000)	(4,435,407)
Mitsubishi Logistics Corp.	(279,000)	(3,903,300)
Mitsubishi Materials Corp.	(581,000)	(1,391,122)
Mitsubishi UFJ Financial Group, Inc.	(713,900)	(3,200,309)
Mitsui OSK Lines Ltd.	(1,318,000)	(2,802,733)
Murata Manufacturing Co. Ltd.	(26,500)	(2,971,038)
Nabtesco Corp.	(110,200)	(2,629,390)
NGK Insulators Ltd.	(65,000)	(1,314,122)
NGK Spark Plug Co. Ltd.	(499,300)	(7,536,824)
Nidec Corp.	(62,900)	(4,788,138)
Nintendo Co. Ltd.	(57,000)	(8,190,855)
Nippon Electric Glass Co. Ltd.	(160,000)	(667,918)
Nippon Paint Holdings Co. Ltd.	(383,800)	(9,488,220)
Nippon Steel & Sumitomo Metal Corp.	(212,900)	(4,121,667)
Nissan Chemical Industries Ltd.	(63,700)	(1,858,593)
Nitto Denko Corp.	(30,100)	(1,909,370)
NSK Ltd.	(43,300)	(316,953)
Odakyu Electric Railway Co. Ltd.	(311,000)	(3,646,767)
Olympus Corp.	(85,200)	(3,181,504)
Omron Corp.	(187,100)	(6,107,089)
Ono Pharmaceutical Co. Ltd.	(25,700)	(1,119,520)
Oriental Land Co. Ltd.	(78,200)	(5,063,402)
Panasonic Corp.	(163,300)	(1,404,958)

	SHARES	VALUE (Note 5)
Japan - (11.9)% (continued)
Pigeon Corp.	(167,400)	$(5,004,333)
Rakuten, Inc.	(980,400)	(10,640,612)
Recruit Holdings Co. Ltd.	(71,400)	(2,608,536)
Ricoh Co. Ltd.	(41,200)	(357,142)
Ryohin Keikaku Co. Ltd.	(4,400)	(1,072,269)
Sega Sammy Holdings, Inc.	(278,500)	(2,999,473)
Seibu Holdings, Inc.	(130,700)	(2,213,703)
Shikoku Electric Power Co., Inc.	(261,700)	(3,099,938)
Shimano, Inc.	(8,400)	(1,284,340)
Shin-Etsu Chemical Co. Ltd.	(68,300)	(4,001,594)
Shizuoka Bank Ltd. (The)	(677,000)	(4,767,852)
SMC Corp.	(6,100)	(1,500,760)
Sony Corp.	(143,200)	(4,218,955)
Sony Financial Holdings, Inc.	(428,200)	(4,841,604)
Stanley Electric Co. Ltd.	(142,700)	(3,047,543)
Sumco Corp.	(606,200)	(3,883,483)
Sumitomo Metal Mining Co. Ltd.	(566,000)	(5,757,570)
Sumitomo Mitsui Financial Group, Inc.	(33,400)	(964,427)
Suruga Bank Ltd.	(35,400)	(800,010)
Suzuki Motor Corp.	(107,500)	(2,910,877)
T&D Holdings, Inc.	(490,700)	(4,167,038)
Taiheiyo Cement Corp.	(381,000)	(902,424)
Taiyo Nippon Sanso Corp.	(418,700)	(3,848,265)
Takeda Pharmaceutical Co. Ltd.	(101,300)	(4,368,886)
Terumo Corp.	(29,100)	(1,241,853)
THK Co. Ltd.	(47,600)	(811,314)
Tobu Railway Co. Ltd.	(355,000)	(1,948,428)
Toho Co. Ltd.	(30,000)	(830,741)
Tokio Marine Holdings, Inc.	(41,700)	(1,388,238)
Tokyo Electron Ltd.	(33,200)	(2,805,689)
Toray Industries, Inc.	(106,000)	(904,487)
TOTO Ltd.	(15,000)	(599,388)
Toyo Seikan Group Holdings Ltd.	(113,300)	(2,164,942)
Toyota Industries Corp.	(49,900)	(1,984,018)
Toyota Motor Corp.	(81,400)	(4,012,901)
Toyota Tsusho Corp.	(19,900)	(428,434)
Trend Micro, Inc.	(25,300)	(904,828)
Unicharm Corp.	(101,700)	(2,284,953)
Yahoo Japan Corp.	(1,332,500)	(5,908,787)
Yakult Honsha Co. Ltd.	(165,100)	(8,580,769)
Yamaha Motor Co. Ltd.	(484,500)	(7,390,908)
Yamato Holdings Co. Ltd.	(239,900)	(5,508,343)
Yaskawa Electric Corp.	(484,000)	(6,319,308)
Yokogawa Electric Corp.	(193,200)	(2,178,735)

		(424,609,198)

Luxembourg - (0.5)%
APERAM SA	(15,384)	(538,518)
ArcelorMittal †	(1,595,609)	(7,274,703)
Millicom International Cellular SA SDR	(42,740)	(2,621,644)
Tenaris SA	(487,923)	(7,052,008)

		(17,486,873)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Netherlands - (0.9)%
Aegon NV	(655,211)	$(2,596,160)
Altice NV, Class A †	(400,986)	(5,987,299)
ASML Holding NV	(129,558)	(12,753,460)
Fugro NV CVA †	(175,961)	(3,097,934)
Gemalto NV	(9,801)	(593,783)
Koninklijke DSM NV	(13,113)	(756,495)
Koninklijke KPN NV	(1,578,929)	(5,627,995)
Koninklijke Vopak NV	(41,048)	(2,043,348)
OCI NV †	(21,403)	(289,942)

		(33,746,416)

Norway - (0.2)%
Norsk Hydro ASA	(589,825)	(2,159,250)
Schibsted ASA, Class A	(136,284)	(4,085,230)
Statoil ASA	(139,547)	(2,411,157)

		(8,655,637)

Portugal - 0.0% (c)
Banco Espirito Santo SA (3)†(h)	(216,618)	(3)
Jeronimo Martins SGPS SA	(75,969)	(1,198,164)
Sonae SGPS SA	(375,519)	(294,986)

		(1,493,153)

Spain - (1.0)%
Abertis Infraestructuras SA	(384,201)	(5,677,565)
Acciona SA	(8,461)	(617,419)
Aena SA 144A (b)	(7,589)	(1,005,926)
Amadeus IT Holding SA, Class A	(59,538)	(2,623,170)
Atresmedia Corp. de Medios de Comunicacion SA	(120,526)	(1,178,069)
Banco Bilbao Vizcaya Argentaria SA	(264,572)	(1,515,853)
Banco Santander SA	(629,970)	(2,444,711)
Bankia SA	(1,973,544)	(1,436,682)
CaixaBank SA	(659,456)	(1,453,423)
Cellnex Telecom SAU 144A (b)	(210,678)	(3,306,076)
Distribuidora Internacional de Alimentacion SA	(418,707)	(2,443,948)
Mapfre SA	(922,889)	(2,026,817)
Obrascon Huarte Lain SA †	(174,673)	(615,322)
Telefonica SA	(829,173)	(7,872,015)
Zardoya Otis SA	(141,510)	(1,336,321)

		(35,553,317)

Sweden - (0.6)%
Alfa Laval AB	(48,630)	(766,449)
Atlas Copco AB, Class A	(71,754)	(1,863,605)
Getinge AB, Class B	(32,957)	(680,430)
Hennes & Mauritz AB, Class B	(135,047)	(3,973,193)
Hexagon AB, Class B	(14,268)	(522,151)
Sandvik AB	(126,193)	(1,263,436)
Skandinaviska Enskilda Banken AB, Class A	(118,293)	(1,033,370)
SKF AB, Class B	(50,321)	(806,292)
Svenska Handelsbanken AB, Class A	(222,510)	(2,701,386)
Telefonaktiebolaget LM Ericsson, Class B	(611,255)	(4,696,000)
Volvo AB, Class B	(177,400)	(1,762,348)

		(20,068,660)

	SHARES	VALUE (Note 5)
Switzerland - (1.2)%
Aryzta AG †	(56,567)	$(2,090,483)
Cie Financiere Richemont SA	(105,542)	(6,177,870)
Clariant AG †	(20,837)	(352,132)
Credit Suisse Group AG †	(958,643)	(10,211,868)
Dufry AG †	(25,089)	(3,000,722)
EMS-Chemie Holding AG	(1,198)	(618,537)
Julius Baer Group Ltd. †	(44,305)	(1,783,202)
LafargeHolcim Ltd. †	(163,736)	(6,850,310)
OC Oerlikon Corp. AG †	(183,192)	(1,608,420)
SGS SA	(826)	(1,892,160)
STMicroelectronics NV	(755,391)	(4,436,124)
Sunrise Communications Group AG 144A †(b)	(26,909)	(1,720,508)
Zurich Insurance Group AG †	(9,826)	(2,430,783)

		(43,173,119)

United Kingdom - (0.2)%
CNH Industrial NV	(278,825)	(2,022,500)
Dialog Semiconductor plc †	(27,095)	(811,859)
RELX NV	(197,605)	(3,418,693)

		(6,253,052)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $775,545,431)		(719,252,334)

PREFERRED STOCKS - (0.3)%
Germany - (0.3)%
Schaeffler AG	(22,927)	(302,831)
Volkswagen AG	(74,853)	(9,066,221)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $10,377,847)		(9,369,052)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $785,923,278)		(728,621,386)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 91.4% (cost $3,184,721,085)		3,260,295,813

OTHER ASSETS IN EXCESS OF LIABILITIES -8.6% (i)		307,940,372

NET ASSETS - 100.0%		$3,568,236,185

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $791,469,597.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(h)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(3) or 0.0% of total net assets.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3) Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(22,867,143)	(0.6)%
Consumer Staples	75,858,168	2.1
Energy	(3,203,022)	(0.1)
Financials	63,925,221	1.8
Health Care	69,595,911	2.0
Industrials	83,978,945	2.4
Information Technology	(57,233,620)	(1.6)
Materials	(9,082,854)	(0.3)
Telecommunication Services	13,426,675	0.4
Utilities	36,752,092	1.0
Investment Companies	2,140,312,775	60.0
U.S. Treasury Obligations	868,832,665	24.3

Total Investments In Securities, At Value	3,260,295,813	91.4
Other Assets in Excess of Liabilities (i)	307,940,372	8.6

Net Assets	$3,568,236,185	100.0%

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2016	TRY	20,500,981	$(16,750)
BANA	Bovespa Index August Futures	08/2016	BRL	(362,072,815)	(3,866,641)
DTBK	Corn July Futures^	08/2016	USD	20,931,146	68,944,709
DTBK	Corn July Futures^	08/2016	USD	(20,931,146)	(68,951,006)
CITI	Corn September Futures^	08/2016	USD	17,030,628	(2,575,103)
SOCG	Corn September Futures^	08/2016	USD	(28,661,316)	2,668,558
SOCG	Corn September Futures^	08/2016	USD	70,997,307	(11,128,407)
MACQ	Corn September Futures^	08/2016	USD	30,477,856	(4,783,206)
BANA	Hang Seng Index July Futures	07/2016	HKD	770,201,768	4,403,201
GSIN	Hang Seng Index July Futures	07/2016	HKD	255,998,984	1,562,453
BANA	H-SHARES Index July Futures	07/2016	HKD	(161,326,084)	(966,979)
GSIN	H-SHARES Index July Futures	07/2016	HKD	(27,045,731)	(168,906)
BANA	KOSPI Index 200 September Futures	09/2016	KRW	90,611,964,951	(877,727)
GSIN	KOSPI Index 200 September Futures	09/2016	KRW	621,975,000	(9,312)
BANA	MSCI Taiwan Stock Index July Futures	07/2016	USD	8,280,490	228,510
BANA	SGX S&P CNX Nifty Index July Futures	07/2016	USD	12,073,949	312,604
CITI	Soybean November Futures^	10/2016	USD	36,283,594	274,431
SOCG	Soybean November Futures^	10/2016	USD	4,305,184	19,503
MACQ	Soybean November Futures^	10/2016	USD	32,598,653	153,647
BANA	Swiss Market Index September Futures	09/2016	CHF	120,702,737	5,322,312
BANA	Taiwan Stock Exchange July Futures	07/2016	TWD	71,971,481	40,087
BANA	Tel Aviv 25 Index July Futures	07/2016	ILS	95,177,351	(603,434)
GSIN	WIG20 Index September Futures	09/2016	PLN	35,333,954	57,088

					$(9,960,368)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
38	JPPC	LME Copper Futures^	07/2016	$4,554,519	$4,600,232	$45,713
75	JPPC	LME Copper Futures^	07/2016	8,997,484	9,079,032	81,548
76	JPPC	LME Copper Futures^	07/2016	9,205,595	9,199,705	(5,890)
69	JPPC	LME Copper Futures^	07/2016	8,518,691	8,352,019	(166,672)
1	JPPC	LME Copper Futures^	07/2016	125,108	121,050	(4,058)
9	JPPC	LME Copper Futures^	07/2016	1,130,378	1,089,506	(40,872)
34	JPPC	LME Copper Futures^	07/2016	4,257,096	4,116,550	(140,546)
40	JPPC	LME Copper Futures^	07/2016	4,945,565	4,843,250	(102,315)
5	JPPC	LME Copper Futures^	07/2016	615,250	605,438	(9,812)
2	JPPC	LME Copper Futures^	07/2016	245,345	242,188	(3,157)
1	JPPC	LME Copper Futures^	07/2016	125,432	121,100	(4,332)
5	JPPC	LME Copper Futures^	08/2016	618,324	605,662	(12,662)
10	JPPC	LME Copper Futures^	08/2016	1,221,593	1,211,400	(10,193)
4	JPPC	LME Copper Futures^	08/2016	480,392	484,590	4,198
19	JPPC	LME Copper Futures^	08/2016	2,240,944	2,302,658	61,714
10	JPPC	LME Copper Futures^	08/2016	1,180,236	1,212,000	31,764
1	JPPC	LME Copper Futures^	08/2016	114,853	121,171	6,318
5	JPPC	LME Copper Futures^	09/2016	563,538	605,912	42,374
1,233	JPPC	LME Copper Futures^	09/2016	142,759,209	149,439,600	6,680,391
1,845	MSCL	Silver Futures^	09/2016	161,067,022	171,797,174	10,730,152
833	MSCL	Soybean Futures^	11/2016	46,751,746	48,032,863	1,281,117
2,743	JPMS	BIST 30 Futures	08/2016	9,180,378	9,135,387	(44,991)
293	BARC	CAC40 Index Futures	07/2016	13,661,288	13,767,136	105,848
378	BARC	DAX Index Futures	09/2016	100,451,845	101,394,888	943,043
1,243	BARC	FTSE 100 Index Futures	09/2016	99,549,471	106,275,914	6,726,443
666	BARC	FTSE Bursa Malaysia KLCI Index Futures	07/2016	13,467,241	13,657,832	190,591
1,087	BARC	FTSE/JSE Top 40 Index Futures	09/2016	34,345,128	34,279,469	(65,659)
1,041	BARC	Hang Seng Index Futures	07/2016	134,273,037	140,535,872	6,262,835
738	BARC	IBEX 35 Index Futures	07/2016	66,462,990	66,562,220	99,230
585	BARC	KOSPI Index 200 Futures	09/2016	63,134,603	62,024,678	(1,109,925)
74	JPMS	KOSPI Index 200 Futures	09/2016	7,964,884	7,845,856	(119,028)
807	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2016	19,897,398	20,353,162	455,764
168	BARC	MSCI Taiwan Stock Index Futures	07/2016	5,167,092	5,334,000	166,908
729	BARC	S&P 500 E-Mini Futures	09/2016	75,790,093	76,187,790	397,697
1,110	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	139,927,111	139,923,836	(3,275)
4,481	BARC	SET50 Index Futures	09/2016	22,680,811	23,022,190	341,379
398	BARC	SGX S&P CNX Nifty Index Futures	07/2016	6,481,859	6,635,058	153,199
3,559	BARC	SPI 200 Index Futures	09/2016	341,472,811	343,466,681	1,993,870
292	JPMS	3-Month Euro Euribor Futures	09/2016	81,231,632	81,266,937	35,305
1,678	JPMS	3-Month Euro Euribor Futures	12/2016	467,102,247	467,146,234	43,987
1,678	JPMS	3-Month Euro Euribor Futures	03/2017	467,074,824	467,192,788	117,964
1,298	JPMS	3-Month Euro Euribor Futures	06/2017	361,231,548	361,446,293	214,745
6,476	JPMS	90-Day EURODollar Futures	12/2016	1,603,334,583	1,608,071,750	4,737,167
6,476	JPMS	90-Day EURODollar Futures	03/2017	1,604,324,895	1,607,747,950	3,423,055
6,476	JPMS	90-Day EURODollar Futures	06/2017	1,604,374,282	1,607,181,299	2,807,017
5,173	JPMS	Australia 3-Year Bond Futures	09/2016	435,846,854	436,666,877	820,023

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
30,230	GSCO	Euro -SCHATZ Futures	09/2016	$ 3,750,273,878	$ 3,759,527,731	$ 9,253,853
1,113	GSCO	Euro-Bobl Futures	09/2016	163,361,647	165,016,273	1,654,626
7,507	GSCO	Long Gilt Futures	09/2016	1,226,994,287	1,284,089,674	57,095,387
2,964	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	394,835,613	394,165,687	(669,926)
17,985	MSCL	U.S. Treasury 2-Year Note Futures	09/2016	3,918,275,241	3,944,616,328	26,341,087
30	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	3,602,926	3,664,922	61,996

				17,635,490,817	17,776,385,812	140,894,995

Short Contracts:
433	GSCO	Brent Crude Futures^	07/2016	$(21,803,901)	$(21,524,430)	$279,471
87	MSCL	Gold 100 OZ Futures^	08/2016	(10,892,199)	(11,489,220)	(597,021)
38	JPPC	LME Copper Futures^	07/2016	(4,550,407)	(4,600,233)	(49,826)
75	JPPC	LME Copper Futures^	07/2016	(8,958,529)	(9,079,032)	(120,503)
76	JPPC	LME Copper Futures^	07/2016	(9,175,294)	(9,199,705)	(24,411)
69	JPPC	LME Copper Futures^	07/2016	(8,504,081)	(8,352,019)	152,062
1	JPPC	LME Copper Futures^	07/2016	(125,585)	(121,050)	4,535
9	JPPC	LME Copper Futures^	07/2016	(1,129,478)	(1,089,506)	39,972
34	JPPC	LME Copper Futures^	07/2016	(4,249,360)	(4,116,550)	132,810
40	JPPC	LME Copper Futures^	07/2016	(4,928,812)	(4,843,250)	85,562
5	JPPC	LME Copper Futures^	07/2016	(617,445)	(605,437)	12,008
2	JPPC	LME Copper Futures^	07/2016	(244,545)	(242,187)	2,358
1	JPPC	LME Copper Futures^	07/2016	(125,573)	(121,100)	4,473
5	JPPC	LME Copper Futures^	08/2016	(613,738)	(605,663)	8,075
10	JPPC	LME Copper Futures^	08/2016	(1,219,726)	(1,211,400)	8,326
4	JPPC	LME Copper Futures^	08/2016	(480,190)	(484,590)	(4,400)
19	JPPC	LME Copper Futures^	08/2016	(2,246,703)	(2,302,657)	(55,954)
10	JPPC	LME Copper Futures^	08/2016	(1,184,563)	(1,212,000)	(27,437)
1	JPPC	LME Copper Futures^	08/2016	(114,673)	(121,171)	(6,498)
5	JPPC	LME Copper Futures^	09/2016	(563,747)	(605,912)	(42,165)
5	JPPC	LME Copper Futures^	09/2016	(563,714)	(606,000)	(42,286)
7,560	MSCL	Natural Gas Futures^	07/2016	(198,690,198)	(221,054,400)	(22,364,202)
2,091	MSCL	WTI Crude Futures^	07/2016	(104,516,514)	(101,058,030)	3,458,484
1,211	BARC	Amsterdam Index Futures	07/2016	(112,871,850)	(117,000,564)	(4,128,714)
10,015	BARC	Euro Stoxx 50 Index Futures	09/2016	(312,659,526)	(317,308,873)	(4,649,347)
1,011	BARC	FTSE/MIB Index Futures	09/2016	(90,295,232)	(90,828,048)	(532,816)
976	BARC	H-SHARES Index Futures	07/2016	(52,967,226)	(54,881,994)	(1,914,768)
781	BARC	MSCI Singapore Index Futures	07/2016	(17,717,192)	(18,395,909)	(678,717)
11,819	BARC	OMXS30 Index Futures	07/2016	(178,282,848)	(184,185,132)	(5,902,284)
222	BARC	TOPIX Index Futures	09/2016	(28,714,378)	(26,775,867)	1,938,511
981	GSCO	10-Year Japanese Government Bond Futures	09/2016	(1,448,601,485)	(1,452,714,085)	(4,112,600)
7,494	JPMS	90-Day Sterling Futures	09/2016	(1,239,531,261)	(1,242,372,095)	(2,840,834)
8,665	JPMS	90-Day Sterling Futures	12/2016	(1,433,100,978)	(1,437,007,621)	(3,906,643)
8,665	JPMS	90-Day Sterling Futures	03/2017	(1,433,550,308)	(1,437,151,956)	(3,601,648)
1,105	JPMS	90-Day Sterling Futures	06/2017	(183,031,619)	(183,272,120)	(240,501)
7,440	JPMS	Australia 10-Year Bond Futures	09/2016	(749,278,076)	(755,737,474)	(6,459,398)
7,800	GSCO	Canadian 10-Year Bond Futures	09/2016	(872,551,394)	(893,774,527)	(21,223,133)
34	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2016	(6,532,628)	(6,521,305)	11,323
2,476	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(475,261,410)	(474,976,315)	285,095

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,476	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	$ (475,219,808)	$ (475,024,227)	$ 195,581
2,442	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(468,399,502)	(468,524,904)	(125,402)
8,240	GSCO	Euro-Bund Futures	09/2016	(1,491,388,771)	(1,528,202,088)	(36,813,317)
404	GSCO	Euro-Buxl 30-Year Bond Futures	09/2016	(79,922,723)	(87,946,178)	(8,023,455)
1,330	MSCL	U.S. Treasury Long Bond Futures	09/2016	(217,174,653)	(229,217,188)	(12,042,535)

				(11,752,551,843)	(11,886,464,012)	(133,912,169)

				$5,882,938,974	$5,889,921,800	$6,982,826

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	176,767,596	$128,364,248	$131,452,503	$3,088,255
Australian Dollar, Expiring 09/21/16	JPMC	AUD	265,151,393	192,546,612	197,178,756	4,632,144
Brazilian Real, Expiring 09/21/16*	CITI	BRL	148,888,229	41,180,777	45,237,605	4,056,828
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	223,332,341	61,771,241	67,856,404	6,085,163
Canadian Dollar, Expiring 09/21/16	CITI	CAD	229,744,540	176,727,072	177,855,680	1,128,608
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	344,616,810	265,090,044	266,783,519	1,693,475
Swiss Franc, Expiring 09/21/16	CITI	CHF	51,950,400	53,554,298	53,445,577	(108,721)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	77,916,600	80,322,157	80,159,107	(163,050)
Danish Krone, Expiring 09/21/16	CITI	DKK	2,183,000	333,796	326,698	(7,098)
Euro, Expiring 09/21/16	CITI	EUR	78,612,451	88,184,322	87,495,420	(688,902)
Euro, Expiring 09/21/16	JPMC	EUR	117,482,177	131,782,041	130,757,308	(1,024,733)
British Pound, Expiring 09/21/16	CITI	GBP	53,737,600	74,654,063	71,593,419	(3,060,644)
British Pound, Expiring 09/21/16	JPMC	GBP	80,606,400	111,975,518	107,390,129	(4,585,389)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	23,722,000	3,058,228	3,060,672	2,444
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	35,583,000	4,587,348	4,591,008	3,660
Hungarian Forint, Expiring 09/21/16	CITI	HUF	4,824,400,000	17,302,719	16,953,390	(349,329)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	7,236,600,000	$ 25,952,509	$ 25,430,084	$ (522,425)
Indian Rupee, Expiring 09/21/16*	CITI	INR	2,306,099,476	33,657,040	33,698,102	41,062
Indian Rupee, Expiring 09/21/16*	JPMC	INR	3,204,149,214	46,758,463	46,820,939	62,476
Japanese Yen, Expiring 09/21/16	CITI	JPY	25,979,889,942	237,465,861	252,273,174	14,807,313
Japanese Yen, Expiring 09/21/16	JPMC	JPY	37,100,758,414	338,591,716	360,260,422	21,668,706
Korean Won, Expiring 09/21/16*	CITI	KRW	21,520,000,000	18,405,811	18,668,084	262,273
Korean Won, Expiring 09/21/16*	JPMC	KRW	32,280,000,000	27,608,752	28,002,126	393,374
Mexican Peso, Expiring 09/21/16	CITI	MXN	380,000,000	20,165,268	20,619,554	454,286
Mexican Peso, Expiring 09/21/16	JPMC	MXN	570,000,000	30,255,584	30,929,332	673,748
Norwegian Krone, Expiring 09/21/16	CITI	NOK	75,279,400	8,906,943	8,993,924	86,981
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	112,917,600	13,360,250	13,490,708	130,458
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	143,903,600	97,965,061	102,333,007	4,367,946
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	215,855,400	146,947,775	153,499,511	6,551,736
Poland Zloty, Expiring 09/21/16	CITI	PLN	107,196,180	27,158,028	27,121,439	(36,589)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	160,794,270	40,737,093	40,682,159	(54,934)
Swedish Krona, Expiring 09/21/16	CITI	SEK	4,420,000	542,517	524,244	(18,273)
Turkish Lira, Expiring 09/21/16	CITI	TRY	285,205,180	94,149,495	97,332,077	3,182,582
Turkish Lira, Expiring 09/21/16	JPMC	TRY	427,807,770	141,224,418	145,998,116	4,773,698
South African Rand, Expiring 09/21/16	CITI	ZAR	134,129,197	8,416,312	8,960,530	544,218
South African Rand, Expiring 09/21/16	JPMC	ZAR	201,193,795	12,624,484	13,440,795	816,311

				$2,802,327,864	$2,871,215,522	$68,887,658

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(66,936,800)	$(48,005,194)	$(49,777,279)	$(1,772,085)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(100,405,200)	(72,007,701)	(74,665,919)	(2,658,218)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(2,800,000)	(773,798)	(850,741)	(76,943)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(4,200,000)	(1,160,696)	(1,276,111)	(115,415)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(41,686,000)	(31,940,816)	(32,271,025)	(330,209)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(62,529,000)	$ (47,911,163)	$ (48,406,538)	$ (495,375)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(346,794,290)	(353,045,716)	(356,775,328)	(3,729,612)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(507,430,932)	(516,272,236)	(522,035,230)	(5,762,994)
Danish Krone, Expiring 09/21/16	CITI	DKK	(46,925,370)	(7,083,282)	(7,022,647)	60,635
Danish Krone, Expiring 09/21/16	JPMC	DKK	(70,307,053)	(10,612,573)	(10,521,849)	90,724
Euro, Expiring 09/21/16	CITI	EUR	(33,075,600)	(36,848,230)	(36,813,043)	35,187
Euro, Expiring 09/21/16	JPMC	EUR	(45,716,400)	(50,842,501)	(50,882,215)	(39,714)
British Pound, Expiring 09/21/16	CITI	GBP	(41,942,301)	(61,613,723)	(55,878,801)	5,734,922
British Pound, Expiring 09/21/16	JPMC	GBP	(62,913,450)	(92,420,465)	(83,818,201)	8,602,264
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(48,154,000)	(6,207,980)	(6,212,951)	(4,971)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(45,096,000)	(5,813,738)	(5,818,400)	(4,662)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(1,240,000,000)	(4,435,362)	(4,357,476)	77,886
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(1,860,000,000)	(6,651,599)	(6,536,213)	115,386
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(136,703,637)	(35,667,438)	(35,487,997)	179,441
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(205,055,454)	(53,500,955)	(53,231,995)	268,960
Japanese Yen, Expiring 09/21/16	CITI	JPY	(12,596,834,400)	(120,795,750)	(122,319,356)	(1,523,606)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(15,901,281,600)	(151,956,899)	(154,406,613)	(2,449,714)
Korean Won, Expiring 09/21/16*	CITI	KRW	(114,191,867,584)	(96,319,205)	(99,058,705)	(2,739,500)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(171,287,801,376)	(144,478,629)	(148,588,055)	(4,109,426)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(963,546,264)	(51,415,991)	(52,283,934)	(867,943)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(1,445,319,395)	(77,123,890)	(78,425,900)	(1,302,010)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(1,469,912,760)	(177,237,820)	(175,616,230)	1,621,590
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(2,194,337,638)	(264,564,046)	(262,166,105)	2,397,941
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(72,258,858)	(48,404,301)	(51,384,859)	(2,980,558)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(108,388,285)	(72,606,360)	(77,077,287)	(4,470,927)
Poland Zloty, Expiring 09/21/16	CITI	PLN	(35,200,000)	(8,817,336)	(8,905,864)	(88,528)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(52,800,000)	(13,233,762)	(13,358,798)	(125,036)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(251,757,908)	(30,417,348)	(29,860,311)	557,037

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(377,566,360)	$ (45,617,419)	$ (44,782,104)	$ 835,315
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(41,857,800)	(30,468,462)	(31,046,553)	(578,091)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(62,786,699)	(45,702,197)	(46,569,831)	(867,634)
Turkish Lira, Expiring 09/21/16	CITI	TRY	(48,400,000)	(16,282,910)	(16,517,487)	(234,577)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(72,600,000)	(24,404,551)	(24,776,228)	(371,677)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(1,053,705,474)	(32,452,487)	(32,722,047)	(269,560)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(1,085,558,210)	(33,451,246)	(33,711,211)	(259,965)
South African Rand, Expiring 09/21/16	CITI	ZAR	(52,000,000)	(3,302,422)	(3,473,872)	(171,450)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(78,000,000)	(4,953,904)	(5,210,806)	(256,902)

				(2,936,822,101)	(2,954,902,115)	(18,080,014)

				$(134,494,237)	$(83,686,593)	$50,807,644

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-61 months maturity ranging from 07/20/2016 -12/21/2020	$(33,055,498)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	170,791	$2,793,639	$(849,707)

Ireland
DCC plc	52,183	3,814,924	777,161
Paddy Power Betfair plc	2,746	329,226	(40,283)

			736,878

Luxembourg
Regus plc	447,649	1,814,860	(83,959)

South Africa
Investec plc	139,933	873,012	(3,221)
Mondi plc	208,675	3,573,922	332,990

			329,769

Switzerland
Coca-Cola HBC AG	57,713	1,087,601	80,192
Glencore plc	269,035	483,522	70,992
Wolseley plc	23,557	1,158,329	61,538

			212,722

United Kingdom
AA plc	107,989	414,316	(68,575)
Aggreko plc	79,857	842,402	523,394
Amec Foster Wheeler plc	251,818	1,492,644	163,085
Anglo American plc	149,932	1,451,389	18,281
Ashtead Group plc	125,093	1,871,554	(84,734)
Associated British Foods plc	60,848	2,800,224	(583,024)
Aviva plc	423,394	2,881,033	(649,200)
Babcock International Group plc	166,384	2,101,249	(89,629)
BAE Systems plc	356,845	2,354,246	143,870

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Barratt Developments plc	601,030	$4,943,969	$(1,677,956)
Bellway plc	102,962	3,471,323	(859,428)
Berkeley Group Holdings plc	170,174	7,657,788	(1,911,404)
Britvic plc	104,691	996,161	(176,929)
BT Group plc	1,184,355	7,446,367	(936,442)
Bunzl plc	67,602	1,651,891	428,124
Close Brothers Group plc	116,195	2,056,056	(294,742)
Cobham plc	196,830	563,498	(148,811)
Compass Group plc	145,125	2,252,413	508,648
Daily Mail & General Trust plc	49,187	448,221	(55,564)
Direct Line Insurance Group plc	823,927	4,420,532	(611,390)
Dixons Carphone plc	428,710	2,739,652	(899,598)
easyJet plc	169,833	3,863,079	(1,395,132)
GKN plc	442,556	1,752,629	(152,588)
Greene King plc	148,411	1,807,046	(261,512)
Hays plc	177,662	315,927	(83,794)
Henderson Group plc	359,929	1,346,413	(323,151)
Howden Joinery Group plc	205,238	1,430,442	(376,326)
HSBC Holdings plc	521,720	3,740,987	(508,643)
Imperial Brands plc	131,144	6,112,036	1,000,268
Inchcape plc	206,191	2,113,309	(379,587)
Indivior plc	655,304	1,547,740	657,243
Informa plc	34,643	306,739	31,076
Inmarsat plc	100,041	1,545,249	(467,120)
Intermediate Capital Group plc	551,031	4,402,087	(791,802)
International Consolidated Airlines Group SA	1,039,671	8,218,313	(3,061,864)
ITV plc	937,603	3,363,255	(1,115,187)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
J Sainsbury plc	1,593,771	$5,522,847	$(557,948)
John Wood Group plc	109,834	936,758	74,280
Jupiter Fund Management plc	75,639	411,584	(40,157)
Kingfisher plc	475,904	2,068,647	(24,598)
Legal & General Group plc	336,609	1,160,309	(298,557)
Man Group plc	1,020,860	2,347,813	(761,716)
Marks & Spencer Group plc	286,108	1,774,847	(549,582)
Meggitt plc	148,707	706,690	101,598
Melrose Industries plc	190,633	953,936	129,069
Merlin Entertainments plc	55,513	328,653	(1,738)
Micro Focus International plc	127,182	2,492,846	250,986
National Grid plc	678,943	8,564,717	1,419,363
Next plc	14,644	1,472,371	(504,755)
Persimmon plc	181,652	4,709,834	(1,187,294)
Playtech plc	238,848	2,522,962	18,012
Provident Financial plc	72,241	3,261,654	(1,034,185)
Reckitt Benckiser Group plc	14,883	1,364,249	128,094
Rentokil Initial plc	672,037	1,383,009	352,466
Rexam plc	47,938	378,229	39,809
Rightmove plc	56,099	3,002,781	(262,852)
Royal Mail plc	814,927	4,776,069	699,056
Sage Group plc (The)	291,608	2,304,230	216,302
Sky plc	379,354	5,641,535	(1,330,766)
Smith & Nephew plc	36,077	535,323	77,307
SSE plc	160,986	3,164,668	185,959
Taylor Wimpey plc	2,373,633	6,277,064	(2,066,035)
Travis Perkins plc	45,152	1,152,828	(261,981)
United Utilities Group plc	73,969	909,847	115,387
Vodafone Group plc	2,664,654	7,624,173	499,982
Whitbread plc	24,650	1,471,698	(318,342)
William Hill plc	604,880	2,914,657	(831,118)
WM Morrison Supermarkets plc	981,829	2,470,557	(5,769)
Worldpay Group plc	80,922	326,578	(32,047)
WPP plc	251,535	5,055,840	186,504

			(20,065,409)

Total of Long Equity Positions			(19,719,706)

Short Positions

Common Stocks
Australia
BHP Billiton plc	(197,075)	(1,880,135)	(614,232)

Chile
Antofagasta plc	(230,007)	(1,166,777)	(271,459)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
Experian plc	(404,100)	$(6,114,298)	$(1,552,315)
Shire plc	(14,621)	(833,317)	(70,297)

			(1,622,612)

Netherlands
Royal Dutch Shell plc	(190,769)	(3,443,604)	(1,795,898)

United Kingdom
Aberdeen Asset Management plc	(375,282)	(1,346,871)	(61,147)
Admiral Group plc	(64,346)	(1,403,957)	(345,615)
ARM Holdings plc	(253,836)	(3,466,845)	(388,855)
ASOS plc	(121,132)	(5,033,632)	(1,437,136)
AstraZeneca plc	(42,978)	(2,569,316)	(60)
Auto Trader Group plc	(130,352)	(738,996)	122,786
Balfour Beatty plc	(174,767)	(596,418)	94,079
Barclays plc	(672,012)	(1,438,815)	188,949
Booker Group plc	(549,709)	(1,255,662)	(17,347)
BP plc	(943,995)	(4,016,904)	(1,508,788)
British American Tobacco plc	(35,600)	(1,737,494)	(570,420)
BTG plc	(194,676)	(1,598,455)	(281,783)
Burberry Group plc	(189,846)	(3,185,916)	232,780
Capita plc	(213,088)	(3,362,107)	616,359
Centrica plc	(2,884,190)	(8,061,794)	(659,976)
Croda International plc	(38,348)	(1,537,752)	(72,035)
Diageo plc	(445,377)	(10,856,416)	(1,585,485)
Drax Group plc	(686,248)	(1,986,427)	(992,008)
DS Smith plc	(65,295)	(347,066)	9,248
G4S plc	(300,079)	(746,743)	11,441
GlaxoSmithKline plc	(334,301)	(5,967,841)	(1,211,277)
Hargreaves Lansdown plc	(329,983)	(6,514,616)	1,010,159
ICAP plc	(134,923)	(829,886)	70,714
IMI plc	(163,064)	(1,825,320)	(287,875)
InterContinental Hotels Group plc	(73,580)	(2,847,526)	133,876
Intertek Group plc	(83,103)	(2,987,489)	(884,554)
Johnson Matthey plc	(12,331)	(453,075)	(9,426)
Just Eat plc	(57,929)	(340,449)	9,759
Lloyds Banking Group plc	(3,976,587)	(3,784,194)	903,990
Ocado Group plc	(114,660)	(420,247)	66,463
Old Mutual plc	(1,949,005)	(4,277,933)	(987,240)
Pearson plc	(234,651)	(2,468,397)	(583,972)
Pennon Group plc	(72,816)	(848,902)	(72,023)
Petrofac Ltd.	(250,977)	(2,531,825)	(76,982)
Prudential plc	(166,742)	(3,365,543)	536,114
Rio Tinto plc	(96,881)	(2,313,060)	(696,698)
Rolls-Royce Holdings plc (3)	(14,223,430)	1,846	(20,781)
Rolls-Royce Holdings plc (3)	(676,779)	141	(1,042)
Rolls-Royce Holdings plc	(200,330)	(1,515,431)	(396,713)
Rotork plc	(228,441)	(501,693)	(159,651)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Royal Bank of Scotland Group plc	(2,074,806)	$(7,562,291)	$2,860,459
RSA Insurance Group plc	(637,382)	(3,500,349)	(771,620)
SABMiller plc	(131,262)	(7,046,640)	(608,445)
Schroders plc	(16,387)	(587,142)	69,302
Serco Group plc	(2,749,574)	(3,348,975)	(742,964)
Severn Trent plc	(79,498)	(2,277,664)	(316,294)
Smiths Group plc	(21,276)	(257,259)	(71,523)
Spectris plc	(25,416)	(552,001)	(66,667)
Spirax-Sarco Engineering plc	(13,695)	(554,758)	(131,012)
Sports Direct International plc	(67,552)	(534,023)	244,789
St. James’s Place plc	(202,605)	(2,673,085)	536,457
Standard Chartered plc	(836,740)	(5,306,554)	(1,041,772)
Standard Life plc	(921,124)	(4,546,310)	912,145
Tate & Lyle plc	(180,762)	(1,433,037)	(183,149)
Tesco plc	(5,630,480)	(10,835,447)	(2,388,279)
Thomas Cook Group plc	(999,417)	(1,620,992)	781,111

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Weir Group plc (The)	(89,837)	$(1,058,382)	$(676,682)

			(10,896,316)

Total of Short Equity Positions			(15,200,517)

Total of Long and Short Equity Positions			(34,920,223)

Net Cash and Other Receivables/ (Payables) (b)			1,864,725

Swaps, at Value			$(33,055,498)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 Security (See Note 5).

Total Return Basket Swaps Outstanding at June 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	55-61 months maturity 12/22/2020	$(5,327,485)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	59,707	$3,248,075	$1,053,814

Ireland
Accenture plc	57,496	5,902,239	611,483
XL Group plc	49,202	1,838,094	(199,175)

			412,308

Netherlands
Frank’s International NV	23,999	359,043	(8,418)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore
Broadcom Ltd.	16,648	$2,338,711	$248,388
Flextronics International Ltd.	330,544	3,630,563	269,856

			518,244

Sweden
Autoliv, Inc.	15,917	1,876,153	(165,872)

Switzerland
Allied World Assurance Co. Holdings AG	80,588	2,856,039	(24,176)
Chubb Ltd.	30,403	3,514,587	459,389
TE Connectivity Ltd.	35,882	2,274,560	(225,339)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Transocean Ltd.	632,741	$7,853,520	$(330,229)

			(120,355)

United Kingdom
Noble Corp. plc	489,110	4,612,772	(582,505)
STERIS plc	48,878	3,595,954	(235,592)
Willis Towers Watson plc	2,548	303,526	13,216

			(804,881)

United States
3M Co.	16,026	2,366,903	439,570
Aaron’s, Inc.	127,205	2,815,824	(31,307)
Abbott Laboratories	188,377	8,167,667	(762,567)
Abercrombie & Fitch Co.	116,207	2,867,742	(798,095)
ACI Worldwide, Inc.	21,814	388,913	36,678
Activision Blizzard, Inc.	238,549	9,139,567	314,130
Acuity Brands, Inc.	6,067	1,411,791	92,582
Aetna, Inc.	124,909	13,487,823	1,767,313
Aflac, Inc.	119,528	7,217,101	1,408,040
AGCO Corp.	197,530	9,006,277	303,311
Air Lease Corp.	75,334	2,222,880	(205,435)
Akamai Technologies, Inc.	42,873	2,204,314	193,573
Alaska Air Group, Inc.	79,543	6,453,324	(1,816,762)
Albemarle Corp.	9,814	789,290	(10,942)
Alleghany Corp.	1,767	846,163	124,945
Allstate Corp. (The)	95,604	5,962,821	724,678
Alphabet, Inc.	7,764	5,929,280	(467,073)
Amazon.com, Inc.	4,241	2,788,752	246,192
AMC Networks, Inc.	68,505	5,189,639	(1,050,566)
Amdocs Ltd.	202,822	11,064,999	641,887
AMERCO	17,010	6,361,141	9,954
Ameren Corp.	278,892	12,414,524	2,528,509
American Airlines Group, Inc.	44,541	1,882,926	(621,970)
American Eagle Outfitters, Inc.	551,400	8,008,825	774,977
American Electric Power Co., Inc.	369,963	21,721,079	4,209,628
American Financial Group, Inc.	73,480	5,166,194	266,182
American International Group, Inc.	101,851	5,833,905	(447,006)
Ameriprise Financial, Inc.	62,261	6,469,873	(875,723)
AmerisourceBergen Corp.	43,191	4,311,874	(885,964)
Amgen, Inc.	33,754	5,271,866	(136,195)
Amsurg Corp.	25,128	1,827,992	120,433
AmTrust Financial Services, Inc.	273,685	8,202,015	(1,496,733)
Analog Devices, Inc.	18,038	979,132	42,541
ANSYS, Inc.	10,223	900,638	27,099
Antero Resources Corp.	307,561	7,587,012	403,423
Anthem, Inc.	107,781	14,982,637	(826,680)
AO Smith Corp.	116,696	8,389,572	1,892,513
Apple, Inc.	18,963	2,066,588	(253,725)
Arch Capital Group Ltd.	49,437	3,457,126	102,338

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Archer-Daniels-Midland Co.	143,512	$4,921,026	$1,234,203
Arrow Electronics, Inc.	102,982	5,899,977	474,608
Ashland, Inc.	13,136	1,357,343	150,276
Aspen Insurance Holdings Ltd.	90,318	4,308,839	(119,890)
Associated Banc-Corp.	17,793	328,824	(23,674)
Assurant, Inc.	75,573	6,016,974	505,731
Assured Guaranty Ltd.	182,270	4,607,856	16,334
AT&T, Inc.	205,809	7,214,346	1,678,661
Atmos Energy Corp.	81,059	5,566,908	1,024,810
AutoNation, Inc.	57,899	2,888,353	(168,258)
AutoZone, Inc.	5,454	4,119,461	210,143
Avery Dennison Corp.	80,083	4,945,347	1,040,857
Avnet, Inc.	168,634	7,014,246	(182,882)
Axis Capital Holdings Ltd.	113,384	6,260,499	(24,379)
Bank of Hawaii Corp.	11,663	737,678	64,736
Bank of New York Mellon Corp. (The)	219,852	8,240,599	300,652
BankUnited, Inc.	34,426	1,172,103	(114,536)
Baxter International, Inc.	157,135	6,652,634	453,011
BB&T Corp.	85,379	3,229,819	(189,473)
Becton Dickinson and Co.	28,584	4,456,531	391,029
Bed Bath & Beyond, Inc.	26,631	1,377,089	(226,097)
Bemis Co., Inc.	97,308	4,432,521	577,868
Best Buy Co., Inc.	182,226	5,367,093	209,023
Big Lots, Inc.	85,829	3,249,987	1,050,905
Bio-Rad Laboratories, Inc.	21,650	2,889,859	206,524
BlackRock, Inc.	7,754	2,533,793	122,184
Boeing Co. (The)	45,742	6,516,302	(575,788)
BOK Financial Corp.	59,918	3,119,945	636,913
Booz Allen Hamilton Holding Corp.	64,888	1,887,482	35,799
Boston Beer Co., Inc. (The)	3,384	582,512	(3,747)
Boston Scientific Corp.	84,063	1,562,410	402,142
Brinker International, Inc.	129,724	5,860,930	45,403
Broadridge Financial Solutions, Inc.	95,479	5,079,537	1,145,694
Brocade Communications Systems, Inc.	715,619	6,326,525	242,858
Bruker Corp.	12,615	325,160	(38,295)
Brunswick Corp.	96,151	4,039,809	317,754
Bunge Ltd.	36,491	2,298,940	(140,497)
CA, Inc.	142,011	3,982,027	680,194
Cabot Corp.	93,120	4,195,800	56,060
Cadence Design Systems, Inc.	199,405	4,049,814	795,727
Campbell Soup Co.	54,399	2,982,432	636,734
Capital One Financial Corp.	130,238	9,614,491	(1,343,076)
Cardinal Health, Inc.	94,853	8,098,366	(698,884)
Carlisle Cos., Inc.	42,444	3,862,169	623,312

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Carnival Corp.	237,317	$11,707,556	$(1,218,145)
Carter’s, Inc.	46,900	4,378,707	614,736
Casey’s General Stores, Inc.	73,487	8,528,063	1,136,212
Catalent, Inc.	40,172	985,722	(62,168)
Cathay General Bancorp	20,927	573,242	16,899
CDW Corp.	114,572	4,754,545	(162,499)
Celanese Corp.	123,014	8,007,716	43,550
Centene Corp.	23,766	1,464,977	231,202
CenturyLink, Inc.	252,907	7,166,303	170,529
Charles River Laboratories International, Inc.	95,656	7,419,841	466,039
Cheesecake Factory, Inc. (The)	107,385	5,188,329	(18,816)
Church & Dwight Co., Inc.	58,598	4,966,427	1,062,722
Cinemark Holdings, Inc.	104,238	3,201,971	598,547
Cintas Corp.	77,992	6,960,276	693,079
Cisco Systems, Inc.	381,818	10,202,177	752,181
Citigroup, Inc.	69,213	3,496,237	(562,298)
Citrix Systems, Inc.	76,383	5,174,944	942,570
Clorox Co. (The)	57,256	7,492,708	430,950
CME Group, Inc.	33,531	3,143,056	122,864
CMS Energy Corp.	105,463	3,826,245	1,010,288
Cognizant Technology Solutions Corp.	48,722	2,872,381	(83,534)
Comcast Corp.	116,341	6,670,154	914,116
Commerce Bancshares, Inc.	103,294	4,375,907	571,876
Commercial Metals Co.	566,038	7,878,909	1,687,133
Community Health Systems, Inc.	151,960	2,706,829	(875,711)
Computer Sciences Corp.	180,706	5,575,117	3,396,936
ConAgra Foods, Inc.	32,213	1,322,932	217,171
Concho Resources, Inc.	22,684	2,029,674	675,847
ConocoPhillips	88,066	3,989,594	(149,917)
Consolidated Edison, Inc.	328,466	21,582,348	4,839,457
Constellation Brands, Inc.	47,816	6,753,812	1,154,954
Convergys Corp.	259,924	6,574,946	(76,846)
Cooper Cos., Inc. (The)	6,792	926,683	238,620
CoreLogic, Inc.	49,502	1,760,070	144,767
Costco Wholesale Corp.	21,999	3,534,799	(80,076)
Coty, Inc.	80,290	1,954,576	132,162
CR Bard, Inc.	22,517	4,292,191	1,002,907
Cracker Barrel Old Country Store, Inc.	29,982	3,791,975	1,349,039
Crane Co.	16,991	780,372	183,357
Credit Acceptance Corp.	2,687	545,290	(47,980)
Crown Holdings, Inc.	84,254	4,018,857	250,294
CST Brands, Inc.	101,096	3,909,444	445,772
CSX Corp.	86,672	2,193,168	67,238
Cummins, Inc.	52,383	4,502,843	1,387,102
Curtiss-Wright Corp.	7,694	671,072	(22,853)
CVR Energy, Inc.	71,250	2,078,674	(974,299)
CVS Health Corp.	57,343	5,430,956	59,063

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Danaher Corp.	68,721	$6,206,187	$734,634
Darden Restaurants, Inc.	143,575	8,516,932	577,108
Dean Foods Co.	394,526	7,157,689	(20,714)
Deckers Outdoor Corp.	29,456	1,452,181	242,128
Delta Air Lines, Inc.	220,197	11,078,217	(3,056,440)
Deluxe Corp.	114,323	6,291,405	1,296,212
DENTSPLY SIRONA, Inc.	111,735	6,447,474	484,565
DeVry Education Group, Inc.	24,377	499,127	(64,241)
Diamond Offshore Drilling, Inc.	203,797	5,008,986	(50,605)
Dick’s Sporting Goods, Inc.	15,134	548,361	133,577
Dillard’s, Inc.	18,326	1,242,864	(132,308)
Discover Financial Services	72,114	3,707,130	157,460
Dover Corp.	16,710	973,891	184,446
Dow Chemical Co. (The)	292,922	13,978,018	583,135
DR Horton, Inc.	361,643	10,694,547	689,975
Dr. Pepper Snapple Group, Inc.	122,431	11,391,009	439,499
Dril-Quip, Inc.	69,656	3,942,932	127,068
DST Systems, Inc.	57,603	6,583,270	123,447
DTE Energy Co.	143,622	11,423,493	2,812,320
Dun & Bradstreet Corp. (The)	9,863	1,017,801	183,907
East West Bancorp, Inc.	54,185	2,186,498	(334,455)
Eastman Chemical Co.	79,013	5,202,534	162,449
eBay, Inc.	255,250	7,159,758	(1,184,355)
Edison International	142,533	8,680,260	2,390,278
Edwards Lifesciences Corp.	63,995	5,182,955	1,199,266
Electronic Arts, Inc.	102,461	7,287,026	475,419
Eli Lilly & Co.	83,947	7,237,079	(626,253)
Endurance Specialty Holdings Ltd.	55,586	3,516,370	216,785
Energen Corp.	16,893	591,289	223,123
Entergy Corp.	87,613	5,890,222	1,237,096
EOG Resources, Inc.	15,206	1,114,600	153,885
EP Energy Corp.	267,332	907,286	477,494
EQT Corp.	43,047	2,527,182	805,947
Equifax, Inc.	112,401	12,273,912	2,158,377
Everest Re Group Ltd.	18,407	3,374,198	(11,791)
Exelon Corp.	312,756	9,356,667	2,015,141
Expedia, Inc.	35,076	4,234,795	(506,216)
Expeditors International of Washington, Inc.	157,551	6,996,399	729,902
Facebook, Inc.	7,922	937,358	(32,032)
FactSet Research Systems, Inc.	25,588	4,061,517	68,898
Fair Isaac Corp.	26,981	2,491,519	557,603
FedEx Corp.	30,926	5,026,702	(332,753)
Fidelity National Information Services, Inc.	19,230	1,151,492	265,374
Fifth Third Bancorp	336,549	5,622,422	297,475

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First American Financial Corp.	111,648	$3,934,799	$555,683
First Solar, Inc.	141,249	9,160,244	(2,312,493)
FirstEnergy Corp.	12,673	423,263	19,151
Fiserv, Inc.	58,389	5,407,472	941,164
Flowers Foods, Inc.	167,871	3,566,791	(419,210)
FNF Group	72,049	2,382,660	319,177
Foot Locker, Inc.	132,347	8,464,446	(1,203,889)
Fortune Brands Home & Security, Inc.	58,992	3,394,212	25,554
Fulton Financial Corp.	186,873	2,403,090	119,695
GameStop Corp.	255,645	7,386,276	(591,232)
Gannett Co., Inc.	237,220	3,704,088	(428,080)
GATX Corp.	57,650	2,540,470	(5,599)
General Dynamics Corp.	65,762	9,083,734	72,966
General Mills, Inc.	76,165	4,308,967	1,123,121
General Motors Co.	153,620	5,046,821	(699,375)
Genpact Ltd.	225,055	5,450,142	590,335
Gilead Sciences, Inc.	89,768	8,882,252	(1,393,805)
Global Payments, Inc.	109,898	6,669,185	1,175,334
Goodyear Tire & Rubber Co. (The)	394,012	12,109,683	(1,999,335)
Graham Holdings Co.	7,404	3,642,163	(17,609)
Graphic Packaging Holding Co.	108,171	1,320,243	36,221
Great Plains Energy, Inc.	161,565	4,901,491	10,085
Guess?, Inc.	27,593	474,766	(59,492)
Hanesbrands, Inc.	34,915	1,024,755	(147,341)
Hanover Insurance Group, Inc. (The)	89,361	7,300,968	260,760
Harris Corp.	34,915	2,890,689	22,618
Hartford Financial Services Group, Inc. (The)	148,856	6,345,152	261,077
Hasbro, Inc.	68,108	4,839,759	880,632
HCA Holdings, Inc.	70,988	4,595,763	871,023
HD Supply Holdings, Inc.	35,157	1,272,761	(48,594)
Helmerich & Payne, Inc.	74,383	3,682,236	1,311,095
Herman Miller, Inc.	124,948	3,499,308	235,388
Hess Corp.	63,273	2,875,550	927,157
Hill-Rom Holdings, Inc.	25,237	1,230,074	43,132
HollyFrontier Corp.	214,779	8,473,646	(3,368,350)
Hologic, Inc.	50,519	1,769,403	(21,445)
Home Depot, Inc. (The)	31,958	4,176,943	(96,226)
Honeywell International, Inc.	44,846	4,517,261	699,225
Hormel Foods Corp.	263,135	10,248,432	(617,691)
HP, Inc.	326,165	3,612,593	480,778
HSN, Inc.	21,809	1,101,354	(34,240)
Hubbell, Inc.	6,224	577,488	78,958
Huntington Ingalls Industries, Inc.	102,630	13,119,677	4,125,241
IAC/InterActiveCorp.	30,980	1,905,890	(161,716)
IDACORP, Inc.	65,242	4,578,112	729,325
Ingersoll-Rand plc	21,537	1,410,596	(39,120)
Ingredion, Inc.	122,073	12,107,044	3,690,423
Integrated Device Technology, Inc.	118,535	2,540,326	(154,217)
Intel Corp.	164,753	5,751,527	(347,629)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intercontinental Exchange, Inc.	33,644	$8,347,322	$264,196
InterDigital, Inc.	43,863	2,081,299	360,992
International Business Machines Corp.	21,734	2,914,161	384,625
International Flavors & Fragrances, Inc.	11,632	1,373,134	93,312
International Game Technology plc	225,937	3,399,617	834,442
Interpublic Group of Cos., Inc. (The)	199,323	4,406,844	197,517
Intrexon Corp.	141,339	3,603,154	(124,802)
Intuit, Inc.	11,758	1,150,755	161,555
Ionis Pharmaceuticals, Inc.	41,034	879,326	76,356
ITT, Inc.	121,569	4,004,962	(117,186)
j2 Global, Inc.	43,049	2,886,045	(166,640)
Jabil Circuit, Inc.	503,555	10,553,390	(1,252,729)
Jack Henry & Associates, Inc.	62,860	4,892,616	593,176
Jack in the Box, Inc.	4,699	332,224	71,514
JetBlue Airways Corp.	536,540	11,903,349	(3,018,246)
JM Smucker Co. (The)	28,458	3,540,381	796,903
John Wiley & Sons, Inc.	41,198	1,729,233	420,479
Johnson & Johnson	56,177	5,504,027	1,310,243
JPMorgan Chase & Co.	181,815	11,719,396	(421,412)
Juniper Networks, Inc.	214,500	5,896,523	(1,072,418)
Juno Therapeutics, Inc.	41,923	1,865,184	(253,664)
KAR Auction Services, Inc.	11,947	409,166	89,502
KB Home	378,263	4,318,568	1,434,812
KeyCorp.	94,982	1,234,755	(185,204)
Kimberly-Clark Corp.	59,021	7,473,831	640,376
Kohl’s Corp.	45,759	2,033,988	(298,806)
Kroger Co. (The)	263,264	10,986,379	(1,300,896)
L Brands, Inc.	25,267	2,440,287	(744,113)
L-3 Communications Holdings, Inc.	8,917	1,312,886	(4,852)
Lam Research Corp.	89,174	6,895,237	600,730
Lancaster Colony Corp.	36,095	3,850,181	755,902
Laredo Petroleum, Inc.	233,119	1,618,418	824,670
Las Vegas Sands Corp.	22,904	1,079,514	(83,419)
Lear Corp.	144,983	17,408,906	(2,655,436)
Leggett & Platt, Inc.	58,825	2,509,073	497,472
Lennar Corp.	62,910	2,777,272	122,879
Lennox International, Inc.	19,616	2,427,265	369,977
Level 3 Communications, Inc.	60,206	3,124,966	(24,959)
Lexmark International, Inc.	52,490	1,656,584	324,913
Liberty Interactive Corp. QVC Group	46,197	1,204,434	(32,417)
LifePoint Health, Inc.	49,287	3,393,042	(171,151)
Lincoln National Corp.	43,051	2,142,310	(473,223)
Lockheed Martin Corp.	28,750	6,187,575	947,313
Lowe’s Cos., Inc.	59,276	4,439,772	253,109
LPL Financial Holdings, Inc.	30,876	819,906	(124,269)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LyondellBasell Industries NV	171,082	$14,874,291	$(2,142,368)
Mallinckrodt plc	22,548	1,508,000	(137,533)
Manhattan Associates, Inc.	57,277	3,743,200	(70,026)
ManpowerGroup, Inc.	100,003	7,732,551	(1,298,358)
Marathon Petroleum Corp.	136,158	6,476,667	(1,308,109)
Markel Corp.	337	283,523	37,564
MarketAxess Holdings, Inc.	11,128	1,430,217	187,794
Marriott International, Inc.	53,713	3,465,100	104,666
Marvell Technology Group Ltd.	194,031	1,626,798	222,318
Masco Corp.	192,405	5,211,157	741,854
Mattel, Inc.	27,207	868,526	(17,219)
MAXIMUS, Inc.	9,394	520,803	(658)
McCormick & Co., Inc.	21,419	1,816,117	468,648
MEDNAX, Inc.	20,090	1,357,226	97,893
Memorial Resource Development Corp.	226,752	2,527,887	1,072,935
Mentor Graphics Corp.	247,309	4,362,098	895,691
Merck & Co., Inc.	83,039	4,314,698	469,178
Meredith Corp.	20,700	1,049,656	24,881
MetLife, Inc.	184,051	8,620,050	(1,289,299)
Microsoft Corp.	117,784	6,438,284	(411,277)
Minerals Technologies, Inc.	51,123	2,217,434	686,353
Mohawk Industries, Inc.	17,949	3,466,622	(60,619)
Molina Healthcare, Inc.	153,204	8,669,321	(1,024,441)
Mondelez International, Inc.	87,337	3,618,862	355,845
Morgan Stanley	119,594	3,131,030	(23,978)
Mosaic Co. (The)	88,828	2,489,658	(164,140)
MSC Industrial Direct Co., Inc.	17,431	1,314,849	(84,917)
MSCI, Inc.	78,495	5,431,731	621,803
MSG Networks, Inc.	158,646	3,039,873	(606,244)
Murphy Oil Corp.	75,415	2,503,507	(109,080)
Murphy USA, Inc.	90,318	5,631,833	1,066,150
Mylan NV	102,579	4,906,820	(471,304)
Nasdaq, Inc.	184,204	10,555,303	1,357,170
NeuStar, Inc.	185,822	4,453,438	(84,763)
Newfield Exploration Co.	107,440	3,437,223	1,309,476
NewMarket Corp.	1,544	575,912	63,891
NextEra Energy, Inc.	49,832	5,201,669	1,296,424
NIKE, Inc.	97,404	6,302,480	(925,779)
NiSource, Inc.	411,862	8,266,839	2,655,741
Northern Trust Corp.	47,306	3,404,600	(270,105)
Northrop Grumman Corp.	74,263	13,984,466	2,522,714
Norwegian Cruise Line Holdings Ltd.	33,196	1,670,849	(348,320)
Nu Skin Enterprises, Inc.	81,534	2,659,562	1,106,494
Nuance Communications, Inc.	277,821	5,028,501	(686,159)
NVIDIA Corp.	146,365	4,361,822	2,518,796

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NVR, Inc.	4,341	$7,017,199	$711,257
Oceaneering International, Inc.	95,190	2,916,895	(74,522)
Old Republic International Corp.	386,814	7,085,415	376,227
Omnicom Group, Inc.	47,008	3,385,874	444,808
ON Semiconductor Corp.	151,138	1,472,344	(139,307)
ONE Gas, Inc.	90,631	5,114,055	921,063
OneMain Holdings, Inc.	47,358	1,407,302	(326,592)
Orbital ATK, Inc.	40,173	3,535,253	(114,924)
O’Reilly Automotive, Inc.	16,112	4,098,087	269,876
Oshkosh Corp.	97,044	3,141,890	1,488,079
Owens & Minor, Inc.	17,730	654,358	8,390
Owens Corning	271,584	12,475,332	1,516,676
PACCAR, Inc.	89,455	4,174,958	465,073
Packaging Corp. of America	55,139	3,495,655	194,798
PAREXEL International Corp.	5,901	382,400	(11,345)
Patterson-UTI Energy, Inc.	244,830	3,156,451	2,063,325
Paychex, Inc.	21,581	1,061,770	222,300
PBF Energy, Inc.	130,057	4,044,201	(951,446)
Penske Automotive Group, Inc.	58,735	2,086,452	(238,649)
People’s United Financial, Inc.	303,386	4,833,193	(385,554)
PepsiCo, Inc.	79,405	7,956,381	455,785
Pfizer, Inc.	117,364	3,752,548	379,838
PG&E Corp.	195,075	10,504,789	1,964,405
Phillips 66	78,940	6,445,504	(182,404)
Pilgrim’s Pride Corp.	218,911	4,758,310	819,542
Pinnacle Foods, Inc.	125,284	5,196,780	602,616
Pinnacle West Capital Corp.	226,662	15,297,551	3,075,671
Plantronics, Inc.	31,767	1,505,962	(108,214)
PNC Financial Services Group, Inc. (The)	145,242	13,793,184	(1,971,937)
Popular, Inc.	125,317	3,429,589	242,199
Post Holdings, Inc.	62,522	4,737,874	432,070
PPL Corp.	141,180	4,928,376	401,169
Prestige Brands Holdings, Inc.	14,607	823,028	(13,801)
Procter & Gamble Co. (The)	64,283	5,088,275	354,566
Progressive Corp. (The)	138,674	4,370,483	275,096
Prudential Financial, Inc.	70,203	4,789,767	218,515
Public Service Enterprise Group, Inc.	493,156	18,822,603	4,163,398
QEP Resources, Inc.	256,977	3,133,999	1,396,506
Quest Diagnostics, Inc.	37,303	2,515,931	520,906
Quintiles Transnational Holdings, Inc.	156,132	10,628,708	(430,165)
Rackspace Hosting, Inc.	140,826	3,439,733	(502,103)
Ralph Lauren Corp.	6,188	624,456	(69,887)
Raytheon Co.	79,580	10,032,054	786,847
Red Hat, Inc.	18,045	1,237,605	72,462

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regal Entertainment Group	53,043	$974,139	$194,929
Regions Financial Corp.	143,552	1,384,229	(162,601)
Reinsurance Group of America, Inc.	91,502	7,894,118	980,661
Reliance Steel & Aluminum Co.	127,929	7,114,969	2,722,771
RenaissanceRe Holdings Ltd.	23,442	2,606,557	146,471
Republic Services, Inc.	310,078	13,876,862	2,033,240
Rockwell Automation, Inc.	26,728	2,571,401	497,508
Ross Stores, Inc.	63,892	3,441,223	180,814
Rowan Cos. plc	577,645	9,852,461	348,750
Royal Caribbean Cruises Ltd.	117,777	10,267,270	(2,358,544)
RPM International, Inc.	8,010	347,210	52,890
Ryder System, Inc.	93,027	5,166,336	521,335
S&P Global, Inc.	28,259	2,693,648	337,412
Sabre Corp.	55,938	1,516,790	(18,211)
SCANA Corp.	154,995	9,689,004	2,037,918
Science Applications International Corp.	21,463	1,168,100	84,266
Scotts Miracle-Gro Co. (The)	17,574	1,134,263	94,335
Scripps Networks Interactive, Inc.	20,002	1,292,735	(47,211)
SEI Investments Co.	38,979	1,998,030	(122,750)
Sensient Technologies Corp.	29,356	1,820,656	264,794
Service Corp. International	74,435	1,822,333	190,389
Sherwin-Williams Co. (The)	11,904	3,133,133	362,715
Signature Bank	11,835	1,718,971	(240,543)
Skechers U.S.A., Inc.	268,000	7,733,421	231,539
Skyworks Solutions, Inc.	35,989	2,505,863	(228,479)
SM Energy Co.	69,615	872,680	1,006,925
Snap-on, Inc.	33,653	5,631,674	(320,557)
Sonoco Products Co.	83,686	3,434,746	721,101
Southern Co. (The)	228,473	10,983,470	1,269,537
Southwest Airlines Co.	105,468	4,588,913	(453,512)
Spectrum Brands Holdings, Inc.	34,845	3,626,884	530,473
Spirit AeroSystems Holdings, Inc.	356,227	16,669,283	(1,351,522)
SS&C Technologies Holdings, Inc.	35,574	1,216,663	(217,745)
Stanley Black & Decker, Inc.	74,470	7,311,743	970,811
State Street Corp.	72,542	4,605,134	(693,670)
Stryker Corp.	28,269	2,607,557	779,917
SunTrust Banks, Inc.	218,598	9,014,294	(34,289)
SUPERVALU, Inc.	425,152	2,707,138	(700,420)
Synaptics, Inc.	38,995	2,790,535	(694,554)
Synchrony Financial	133,596	3,968,336	(591,029)
SYNNEX Corp.	63,821	5,677,368	374,139
Synopsys, Inc.	95,951	4,299,931	889,099

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sysco Corp.	25,128	$1,073,567	$201,428
Tableau Software, Inc.	15,161	688,123	53,553
Talen Energy Corp.	56,562	339,841	426,574
Target Corp.	50,191	3,630,315	(125,979)
Tech Data Corp.	170,002	11,512,004	702,639
Teekay Corp.	177,240	1,128,767	134,954
TEGNA, Inc.	271,547	7,057,829	(766,085)
Teledyne Technologies, Inc.	17,516	1,432,127	302,833
Teleflex, Inc.	51,827	6,988,563	2,200,882
Teradyne, Inc.	294,115	5,677,594	113,530
Tesoro Corp.	108,174	10,931,909	(2,827,513)
Textron, Inc.	166,958	5,852,503	251,481
Thermo Fisher Scientific, Inc.	14,420	1,986,532	144,168
Thomson Reuters Corp.	56,164	2,066,554	203,595
Thor Industries, Inc.	47,435	2,525,908	545,034
Time, Inc.	26,054	379,858	48,990
TJX Cos., Inc. (The)	16,017	1,142,428	94,565
TopBuild Corp.	97,142	2,829,452	687,088
Torchmark Corp.	106,123	5,951,829	608,695
Toro Co. (The)	25,627	2,003,923	256,379
Total System Services, Inc.	268,746	12,719,462	1,553,638
Travelers Cos., Inc. (The)	119,464	13,531,687	689,307
Trinity Industries, Inc.	403,493	8,756,384	(1,263,519)
Trustmark Corp.	110,268	2,464,435	275,725
Tupperware Brands Corp.	25,567	1,374,291	64,620
Tyler Technologies, Inc.	14,801	2,520,521	(53,047)
Tyson Foods, Inc.	348,096	18,689,585	4,559,747
UGI Corp.	143,863	5,014,540	1,495,261
Ulta Salon Cosmetics & Fragrance, Inc.	4,505	799,827	297,771
United Continental Holdings, Inc.	119,437	5,341,588	(439,894)
United Parcel Service, Inc.	115,701	12,064,478	398,834
United Therapeutics Corp.	71,870	10,659,728	(3,047,258)
UnitedHealth Group, Inc.	99,429	11,853,925	2,185,449
Universal Health Services, Inc.	47,353	5,424,178	925,860
Unum Group	105,215	3,468,795	(124,011)
US Bancorp.	126,148	5,529,067	(441,518)
Valero Energy Corp.	191,618	13,735,178	(3,962,660)
Validus Holdings Ltd.	129,924	5,975,147	337,860
Valmont Industries, Inc.	11,875	1,281,024	325,307
Vantiv, Inc.	25,562	1,349,564	97,245
Vectren Corp.	21,776	913,347	233,595
VeriSign, Inc.	47,934	3,923,031	221,343
Verizon Communications, Inc.	119,101	5,615,700	1,034,900
Visa, Inc.	34,191	2,690,490	(154,543)
Vishay Intertechnology, Inc.	125,988	1,390,000	170,991
Vista Outdoor, Inc.	18,402	877,691	637

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VMware, Inc.	46,860	$2,321,825	$359,504
Voya Financial, Inc.	144,147	5,291,636	(1,722,557)
VWR Corp.	107,128	2,845,644	250,355
Wal-Mart Stores, Inc.	107,054	6,314,045	1,503,038
Walt Disney Co. (The)	57,203	5,916,998	(321,401)
Waste Management, Inc.	256,455	13,663,922	3,331,350
Waters Corp.	25,107	3,238,992	292,308
WebMD Health Corp.	22,849	1,468,178	(140,423)
WellCare Health Plans, Inc.	100,017	9,310,775	1,419,048
Wells Fargo & Co.	171,730	9,525,863	(1,397,882)
Werner Enterprises, Inc.	252,701	6,185,065	(380,523)
West Pharmaceutical Services, Inc.	39,666	2,314,311	695,545
Western Digital Corp.	14,667	717,841	(24,679)
Western Refining, Inc.	153,574	5,457,202	(2,288,971)
Western Union Co. (The)	71,783	1,290,970	85,828
Westlake Chemical Corp.	82,820	3,812,634	(258,000)
WGL Holdings, Inc.	66,970	4,230,298	510,508
Whirlpool Corp.	39,233	5,768,428	769,359
White Mountains Insurance Group Ltd.	1,106	825,299	105,953
Woodward, Inc.	54,075	2,621,805	495,078
World Fuel Services Corp.	65,745	2,568,726	553,504
Worthington Industries, Inc.	7,899	313,884	20,244
WPX Energy, Inc.	122,478	1,053,592	86,678
WR Berkley Corp.	25,861	1,407,358	142,233
Wyndham Worldwide Corp.	53,148	3,707,338	78,394
Xcel Energy, Inc.	458,998	16,713,082	3,840,849
Xerox Corp.	59,621	666,247	(100,443)
Xilinx, Inc.	33,767	1,473,475	84,197
Xylem, Inc.	18,993	879,095	(31,057)

			115,188,828

Total of Long Equity Positions			116,073,668

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(57,919)	(3,123,435)	(1,154,463)

Ireland
Alkermes plc	(77,441)	(3,266,327)	(80,673)
Allegion plc	(89,612)	(5,375,607)	(846,154)
Endo International plc	(322,065)	(8,276,354)	3,255,361
Jazz Pharmaceuticals plc	(32,219)	(4,244,998)	(307,868)
Medtronic plc	(74,150)	(5,682,727)	(751,269)
Perrigo Co. plc	(28,258)	(3,716,553)	1,154,400

			2,423,797

Netherlands
Chicago Bridge & Iron Co. NV	(193,475)	(7,418,991)	718,952

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Core Laboratories NV	(8,491)	$(848,852)	$(203,098)
QIAGEN NV	(171,924)	(4,268,048)	518,386
Sensata Technologies Holding NV	(188,906)	(8,030,494)	1,439,564

			2,473,804

Norway
Golar LNG Ltd.	(511,526)	(8,176,826)	248,173

Switzerland
Garmin Ltd.	(63,170)	(2,119,474)	(560,197)
Weatherford International plc	(1,583,796)	(11,884,862)	3,094,794

			2,534,597

United Kingdom
Aon plc	(128,761)	(11,390,402)	(2,674,162)
Delphi Automotive plc	(50,601)	(3,618,275)	450,653
Ensco plc	(426,397)	(4,876,774)	736,460
Liberty Global plc	(162,232)	(5,290,824)	576,362
Liberty Global plc LiLAC	(20,240)	(660,079)	7,137
LivaNova plc	(54,139)	(2,923,744)	204,342
Michael Kors Holdings Ltd.	(18,151)	(679,013)	(219,098)
Pentair plc	(146,080)	(6,821,046)	(1,693,957)

			(2,612,263)

United States
3D Systems Corp.	(91,902)	(1,164,885)	(93,253)
AbbVie, Inc.	(26,732)	(1,447,129)	(207,849)
Acadia Healthcare Co., Inc.	(145,441)	(8,765,116)	707,685
Acxiom Corp.	(102,180)	(2,233,478)	(13,461)
Adobe Systems, Inc.	(29,038)	(2,735,380)	(46,170)
Advance Auto Parts, Inc.	(10,082)	(1,478,812)	(150,742)
Advanced Micro Devices, Inc.	(716,407)	(1,753,134)	(1,929,198)
AECOM	(44,669)	(1,306,122)	(113,013)
AES Corp.	(678,934)	(6,200,957)	(2,272,140)
Agilent Technologies, Inc.	(150,599)	(5,976,397)	(704,175)
Agios Pharmaceuticals, Inc.	(99,327)	(3,994,824)	(166,480)
Air Products & Chemicals, Inc.	(16,221)	(2,121,246)	(182,785)
Akorn, Inc.	(126,156)	(3,138,936)	(454,617)
Alcoa, Inc.	(995,247)	(8,372,408)	(853,532)
Alexion Pharmaceuticals, Inc.	(33,151)	(5,898,757)	2,028,046
Align Technology, Inc.	(72,465)	(4,695,187)	(1,141,869)
Allegheny Technologies, Inc.	(444,960)	(4,788,771)	(884,469)
Allergan plc	(17,782)	(4,031,221)	(78,021)
Alliance Data Systems Corp.	(23,380)	(6,205,584)	1,624,975
Alliant Energy Corp.	(94,082)	(2,960,039)	(775,016)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allison Transmission Holdings, Inc.	(80,314)	$(1,942,820)	$(324,444)
Allscripts Healthcare Solutions, Inc.	(211,007)	(3,137,674)	457,885
Ally Financial, Inc.	(74,683)	(1,341,168)	66,329
Alnylam Pharmaceuticals, Inc.	(153,367)	(10,622,543)	2,112,208
American Express Co.	(109,779)	(7,242,101)	571,929
AMETEK, Inc.	(45,402)	(2,263,701)	164,767
Amphenol Corp.	(135,189)	(6,540,387)	(1,209,999)
Anadarko Petroleum Corp.	(129,174)	(5,734,706)	(1,143,809)
Apache Corp.	(67,792)	(2,911,666)	(862,314)
Applied Materials, Inc.	(90,644)	(1,637,031)	(535,706)
Arista Networks, Inc.	(50,074)	(3,423,332)	199,567
Armstrong World Industries, Inc.	(33,413)	(1,030,234)	(277,885)
ARRIS International plc	(177,309)	(4,353,474)	637,077
Arthur J Gallagher & Co.	(189,309)	(7,350,283)	(1,660,825)
Artisan Partners Asset Management, Inc.	(141,976)	(4,650,297)	720,401
Ascena Retail Group, Inc.	(392,845)	(3,427,531)	681,544
athenahealth, Inc.	(3,962)	(574,167)	27,371
Autodesk, Inc.	(145,251)	(8,670,563)	806,674
Automatic Data Processing, Inc.	(65,012)	(5,337,960)	(634,692)
Avangrid, Inc.	(21,818)	(840,711)	(164,226)
Avis Budget Group, Inc.	(26,057)	(763,920)	(75,898)
Avon Products, Inc.	(866,726)	(3,457,916)	181,692
Axalta Coating Systems Ltd.	(129,619)	(3,652,257)	213,465
B/E Aerospace, Inc.	(403,169)	(16,784,539)	(1,831,790)
Baker Hughes, Inc.	(119,483)	(5,516,084)	123,816
Ball Corp.	(81,091)	(5,588,814)	(273,254)
BancorpSouth, Inc.	(42,632)	(1,008,121)	40,801
Bank of America Corp.	(145,540)	(2,517,842)	586,526
Bank of the Ozarks, Inc.	(17,026)	(656,294)	17,479
Belden, Inc.	(22,006)	(995,421)	(333,081)
Biogen, Inc.	(10,326)	(2,730,571)	233,538
BioMarin Pharmaceutical, Inc.	(97,352)	(7,924,938)	350,953
Bio-Techne Corp.	(66,611)	(5,897,711)	(1,614,011)
Black Hills Corp.	(86,432)	(4,081,038)	(1,367,635)
Black Knight Financial Services, Inc.	(89,284)	(2,868,420)	(488,658)
Bluebird Bio, Inc.	(87,095)	(3,644,645)	(125,697)
BorgWarner, Inc.	(238,800)	(9,807,516)	2,758,140
Bristol-Myers Squibb Co.	(20,459)	(1,446,595)	(58,165)
Brookdale Senior Living, Inc.	(420,263)	(7,440,617)	951,757
Brown & Brown, Inc.	(133,720)	(4,136,142)	(874,346)
Brown-Forman Corp.	(26,566)	(2,531,724)	(118,501)
Buffalo Wild Wings, Inc.	(14,223)	(2,210,982)	234,696
BWX Technologies, Inc.	(29,559)	(891,928)	(165,398)
Cabela’s, Inc.	(106,829)	(4,915,842)	(432,017)
Cable One, Inc.	(1,965)	(825,852)	(179,069)
Cabot Oil & Gas Corp.	(193,664)	(3,049,910)	(1,935,001)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CalAtlantic Group, Inc.	(232,210)	$(7,685,202)	$(839,227)
California Resources Corp.	(155,344)	(2,582,305)	687,108
Calpine Corp.	(620,671)	(8,793,535)	(361,363)
CarMax, Inc.	(132,794)	(6,789,996)	279,106
Carpenter Technology Corp.	(137,128)	(3,735,674)	(779,951)
Caterpillar, Inc.	(64,604)	(4,192,800)	(704,830)
CBOE Holdings, Inc.	(84,639)	(5,417,748)	(220,903)
CBS Corp.	(87,454)	(4,068,360)	(692,636)
CDK Global, Inc.	(16,243)	(757,910)	(143,414)
CEB, Inc.	(49,576)	(2,955,131)	(102,716)
Celgene Corp.	(12,261)	(1,197,903)	(11,399)
CenterPoint Energy, Inc.	(373,879)	(6,766,974)	(2,206,122)
Cerner Corp.	(119,004)	(6,939,755)	(33,880)
CF Industries Holdings, Inc.	(118,832)	(3,732,001)	868,150
CH Robinson Worldwide, Inc.	(60,337)	(3,730,543)	(749,479)
Charles Schwab Corp. (The)	(286,576)	(9,517,189)	2,263,950
Chemours Co. (The)	(565,625)	(2,910,780)	(1,749,970)
Cheniere Energy, Inc.	(149,393)	(5,484,171)	(125,536)
Chesapeake Energy Corp.	(712,177)	(3,386,776)	338,658
Chevron Corp.	(50,997)	(4,150,603)	(1,195,412)
Chico’s FAS, Inc.	(227,892)	(2,444,327)	3,604
Chipotle Mexican Grill, Inc.	(29,709)	(15,181,737)	3,216,140
Choice Hotels International, Inc.	(14,446)	(759,990)	72,072
Ciena Corp.	(158,840)	(3,135,502)	157,252
Cimarex Energy Co.	(10,133)	(859,730)	(349,340)
Cincinnati Financial Corp.	(20,213)	(1,173,229)	(340,523)
CIT Group, Inc.	(47,994)	(1,673,332)	141,844
CLARCOR, Inc.	(25,632)	(1,173,595)	(385,600)
Clean Harbors, Inc.	(28,499)	(1,197,755)	(287,328)
CNO Financial Group, Inc.	(66,340)	(1,180,225)	21,929
Coach, Inc.	(74,370)	(2,427,437)	(602,397)
Cobalt International Energy, Inc.	(1,438,110)	(6,046,436)	4,119,369
Coca-Cola Co. (The)	(76,462)	(3,325,332)	(140,690)
Cognex Corp.	(198,727)	(6,792,916)	(1,772,218)
Colfax Corp.	(188,517)	(4,373,570)	(614,590)
Colgate-Palmolive Co.	(203,431)	(13,694,072)	(1,197,077)
Comerica, Inc.	(140,927)	(5,574,925)	(221,403)
CommScope Holding Co., Inc.	(159,669)	(3,587,638)	(1,366,891)
CommVault Systems, Inc.	(104,665)	(4,125,620)	(394,861)
Compass Minerals International, Inc.	(92,698)	(6,638,512)	(238,753)
comScore, Inc.	(39,652)	(1,169,066)	222,176
CONSOL Energy, Inc.	(184,087)	(2,405,076)	(556,884)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Copart, Inc.	(23,614)	$(849,764)	$(307,558)
Corning, Inc.	(218,822)	(3,859,094)	(622,381)
CoStar Group, Inc.	(20,921)	(4,067,187)	(507,399)
Covanta Holding Corp.	(437,268)	(6,775,621)	(417,438)
Cree, Inc.	(59,490)	(1,587,752)	133,816
Cullen/Frost Bankers, Inc.	(56,827)	(2,577,548)	(1,044,037)
Cypress Semiconductor Corp.	(949,949)	(8,505,843)	(1,516,119)
Dana Holding Corp.	(167,430)	(2,164,919)	396,858
DaVita HealthCare Partners, Inc.	(115,552)	(7,838,784)	(1,095,696)
Deere & Co.	(58,721)	(4,349,757)	(408,993)
Devon Energy Corp.	(49,830)	(1,244,501)	(561,837)
DexCom, Inc.	(123,884)	(8,645,672)	(1,182,046)
Diebold, Inc.	(107,481)	(3,099,673)	430,920
Discovery Communications, Inc.	(238,866)	(6,324,955)	298,366
DISH Network Corp.	(82,925)	(4,376,204)	30,934
Dolby Laboratories, Inc.	(51,064)	(1,720,631)	(722,781)
Dollar General Corp.	(32,822)	(2,287,070)	(798,198)
Dollar Tree, Inc.	(75,028)	(5,746,456)	(1,324,183)
Dominion Resources, Inc.	(210,434)	(14,235,558)	(2,163,564)
Domino’s Pizza, Inc.	(23,666)	(2,689,700)	(419,539)
Donaldson Co., Inc.	(214,050)	(5,907,365)	(1,447,393)
DreamWorks Animation SKG, Inc.	(80,269)	(1,921,836)	(1,358,758)
DSW, Inc.	(123,278)	(2,899,043)	288,015
Duke Energy Corp.	(79,221)	(5,585,081)	(1,211,289)
Dunkin’ Brands Group, Inc.	(181,643)	(7,467,796)	(455,472)
E*TRADE Financial Corp.	(85,845)	(2,571,058)	554,559
Eaton Corp plc	(55,968)	(2,795,115)	(547,853)
Eaton Vance Corp.	(153,229)	(4,387,218)	(1,027,895)
Ecolab, Inc.	(36,471)	(4,205,106)	(120,354)
Edgewell Personal Care Co.	(33,448)	(2,416,190)	(407,155)
Emerson Electric Co.	(119,618)	(5,381,179)	(858,096)
Envision Healthcare Holdings, Inc.	(407,378)	(9,546,225)	(788,955)
Estee Lauder Cos., Inc. (The)	(33,430)	(2,982,290)	(60,508)
Esterline Technologies Corp.	(59,592)	(4,868,117)	1,171,029
Express Scripts Holding Co.	(24,189)	(2,073,566)	240,040
Exxon Mobil Corp.	(54,910)	(4,048,344)	(1,098,919)
F5 Networks, Inc.	(23,894)	(2,322,355)	(397,738)
Fairchild Semiconductor International, Inc.	(23,805)	(477,290)	4,761
Federated Investors, Inc.	(18,667)	(530,796)	(6,440)
FEI Co.	(34,784)	(2,680,375)	(1,037,339)
FireEye, Inc.	(229,025)	(3,806,148)	34,106
First Data Corp.	(632,089)	(7,765,404)	768,179
First Horizon National Corp.	(520,143)	(6,824,717)	(342,854)
First Republic Bank	(22,558)	(1,493,620)	(85,215)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FleetCor Technologies, Inc.	(51,098)	$(6,888,228)	$(425,429)
FLIR Systems, Inc.	(80,556)	(2,447,411)	(45,797)
Flowserve Corp.	(131,564)	(5,321,371)	(621,375)
Fluor Corp.	(55,382)	(2,554,218)	(175,007)
FMC Corp.	(293,395)	(10,849,564)	(2,737,559)
Fortinet, Inc.	(79,279)	(2,387,542)	(116,882)
Fossil Group, Inc.	(10,373)	(295,594)	(348)
Franklin Resources, Inc.	(63,989)	(2,268,410)	133,097
Freeport-McMoRan, Inc.	(429,034)	(2,478,104)	(2,301,335)
Frontier Communications Corp.	(395,752)	(1,895,652)	(59,363)
FTI Consulting, Inc.	(12,234)	(422,542)	(75,137)
Gap, Inc. (The)	(175,799)	(4,120,824)	390,369
Gartner, Inc.	(35,278)	(3,039,978)	(396,452)
GCP Applied Technologies, Inc.	(32,853)	(1,559,439)	703,947
General Electric Co.	(132,907)	(4,060,309)	(123,604)
Genesee & Wyoming, Inc.	(158,331)	(8,165,465)	(1,168,148)
Gentex Corp.	(214,872)	(2,979,305)	(340,468)
Genworth Financial, Inc.	(1,621,487)	(5,702,509)	1,519,073
GNC Holdings, Inc.	(161,983)	(4,951,027)	1,016,460
Graco, Inc.	(41,951)	(2,861,989)	(451,720)
Granite Construction, Inc.	(7,431)	(281,370)	(57,112)
Greif, Inc.	(49,504)	(1,394,948)	(450,066)
Groupon, Inc.	(118,406)	(308,361)	(76,458)
H&R Block, Inc.	(93,427)	(1,998,366)	(150,455)
Hain Celestial Group, Inc. (The)	(214,154)	(8,062,293)	(2,591,868)
Halliburton Co.	(143,120)	(4,777,458)	(1,704,447)
Halyard Health, Inc.	(39,793)	(1,165,515)	(128,554)
Harley-Davidson, Inc.	(41,996)	(1,850,785)	(51,634)
Harman International Industries, Inc.	(16,468)	(1,338,871)	156,139
Henry Schein, Inc.	(11,806)	(1,832,291)	(255,010)
Hershey Co. (The)	(104,791)	(9,186,452)	(2,706,278)
Hertz Global Holdings, Inc.	(162,108)	(2,335,976)	541,441
Hexcel Corp.	(37,421)	(1,705,661)	147,451
Hilton Worldwide Holdings, Inc.	(231,138)	(5,112,773)	(94,767)
Huntington Bancshares, Inc.	(42,502)	(472,622)	92,654
Huntsman Corp.	(43,612)	(363,109)	(223,472)
IDEX Corp.	(10,858)	(774,140)	(117,301)
IDEXX Laboratories, Inc.	(98,823)	(6,911,830)	(2,264,874)
Illinois Tool Works, Inc.	(17,277)	(1,535,027)	(264,545)
Illumina, Inc.	(85,889)	(14,766,777)	2,709,680
Incyte Corp.	(83,489)	(7,260,041)	582,590
International Paper Co.	(49,838)	(1,682,700)	(429,434)
Intersil Corp.	(142,321)	(1,750,081)	(176,946)
Intuitive Surgical, Inc.	(2,403)	(1,295,385)	(293,983)
Invesco Ltd.	(30,156)	(933,173)	162,989

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IPG Photonics Corp.	(5,148)	$(443,970)	$32,130
ITC Holdings Corp.	(242,785)	(9,450,972)	(1,916,222)
Janus Capital Group, Inc.	(49,473)	(681,736)	(6,928)
JB Hunt Transport Services, Inc.	(42,511)	(3,024,126)	(416,290)
Johnson Controls, Inc.	(13,043)	(583,115)	5,832
Joy Global, Inc.	(284,715)	(2,651,164)	(3,367,711)
Kansas City Southern	(110,287)	(7,882,074)	(2,053,682)
Kate Spade & Co.	(399,421)	(7,199,891)	(1,032,176)
KBR, Inc.	(248,966)	(4,232,422)	936,112
Kellogg Co.	(83,717)	(5,992,992)	(842,501)
Kennametal, Inc.	(235,404)	(4,062,333)	(1,142,450)
Keysight Technologies, Inc.	(57,602)	(1,482,567)	(193,075)
Kinder Morgan, Inc.	(281,920)	(4,397,829)	(879,713)
KLX, Inc.	(121,070)	(3,713,885)	(39,285)
Knowles Corp.	(151,025)	(1,878,562)	(187,460)
Kosmos Energy Ltd.	(121,108)	(620,284)	(39,755)
Laboratory Corp. of America Holdings	(19,299)	(2,348,302)	(165,778)
Landstar System, Inc.	(45,633)	(2,602,981)	(530,180)
Legg Mason, Inc.	(200,641)	(6,610,972)	694,069
LendingClub Corp.	(379,388)	(1,452,866)	(178,502)
Leucadia National Corp.	(277,373)	(4,503,422)	(303,452)
Liberty Broadband Corp.	(58,757)	(3,052,587)	(472,833)
Lincoln Electric Holdings, Inc.	(40,653)	(2,061,332)	(340,448)
Linear Technology Corp.	(100,599)	(4,284,408)	(396,463)
LinkedIn Corp.	(31,030)	(5,543,736)	(328,692)
Lions Gate Entertainment Corp.	(402,382)	(9,403,930)	1,263,742
Live Nation Entertainment, Inc.	(201,592)	(4,758,482)	21,070
Loews Corp.	(246,133)	(9,048,416)	(1,065,189)
M&T Bank Corp.	(52,233)	(5,648,824)	(526,684)
Macy’s, Inc.	(116,028)	(4,202,256)	302,555
Manitowoc Co., Inc. (The)	(53,450)	(385,216)	93,914
Manitowoc Foodservice, Inc.	(391,251)	(3,020,282)	(3,873,561)
Marathon Oil Corp.	(116,862)	(1,266,387)	(487,712)
Marsh & McLennan Cos., Inc.	(224,840)	(12,208,659)	(3,183,887)
MasterCard, Inc.	(77,044)	(7,616,162)	831,668
Maxim Integrated Products, Inc.	(48,976)	(1,620,738)	(127,215)
McDonald’s Corp.	(19,347)	(2,273,273)	(54,945)
McKesson Corp.	(8,528)	(1,514,947)	(76,804)
MDC Holdings, Inc.	(15,956)	(396,983)	8,614
MDU Resources Group, Inc.	(310,883)	(5,204,992)	(2,256,200)
Mead Johnson Nutrition Co.	(158,587)	(11,960,396)	(2,431,374)
Mercury General Corp.	(23,547)	(1,063,378)	(188,381)
Mettler-Toledo International, Inc.	(5,750)	(1,791,991)	(306,299)
MGM Resorts International	(88,245)	(1,892,855)	(104,129)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Michaels Cos., Inc. (The)	(37,666)	$(828,302)	$(242,919)
Microchip Technology, Inc.	(51,690)	(2,166,027)	(457,757)
Micron Technology, Inc.	(52,443)	(503,196)	(218,420)
Microsemi Corp.	(8,885)	(301,937)	11,575
Middleby Corp. (The)	(40,586)	(3,837,869)	(839,668)
Monster Beverage Corp.	(20,823)	(2,709,034)	(637,430)
Moody’s Corp.	(7,230)	(622,678)	(54,845)
Motorola Solutions, Inc.	(20,961)	(1,396,317)	13,520
Nabors Industries Ltd.	(431,137)	(3,373,500)	(959,427)
National Fuel Gas Co.	(17,792)	(798,596)	(213,413)
National Instruments Corp.	(113,108)	(3,199,703)	100,544
National Oilwell Varco, Inc.	(153,310)	(4,730,239)	(428,642)
Navient Corp.	(240,864)	(2,330,730)	(547,595)
NCR Corp.	(61,444)	(1,572,966)	(133,333)
NetApp, Inc.	(168,162)	(4,428,627)	293,523
Netflix, Inc.	(17,423)	(1,861,278)	267,422
NetScout Systems, Inc.	(305,577)	(7,050,119)	251,031
NetSuite, Inc.	(109,307)	(8,457,759)	500,209
New York Times Co. (The)	(64,988)	(869,539)	83,185
Newell Brands, Inc.	(51,967)	(2,020,118)	(503,919)
News Corp.	(79,253)	(988,477)	88,956
Nielsen Holdings plc	(16,963)	(784,185)	(97,382)
Noble Energy, Inc.	(85,103)	(2,656,916)	(395,729)
Nordson Corp.	(66,259)	(3,933,964)	(1,605,951)
NorthStar Asset Management Group, Inc.	(560,652)	(6,402,987)	678,730
NOW, Inc.	(62,429)	(1,113,393)	(19,069)
NRG Energy, Inc.	(670,300)	(7,440,357)	(2,607,440)
Nucor Corp.	(200,145)	(7,463,393)	(2,425,771)
Occidental Petroleum Corp.	(136,320)	(8,240,175)	(2,060,164)
Ocwen Financial Corp.	(60,158)	(400,652)	297,782
Office Depot, Inc.	(285,443)	(1,000,760)	55,944
OGE Energy Corp.	(539,881)	(13,863,231)	(3,817,872)
Oil States International, Inc.	(49,106)	(1,369,543)	(245,062)
Old Dominion Freight Line, Inc.	(42,576)	(2,379,959)	(187,799)
Olin Corp.	(398,771)	(6,682,774)	(3,222,698)
ONEOK, Inc.	(42,239)	(851,962)	(1,152,279)
Oracle Corp.	(91,854)	(3,226,983)	(532,601)
Owens-Illinois, Inc.	(384,042)	(5,573,664)	(1,342,933)
PacWest Bancorp	(131,096)	(4,959,961)	(255,038)
Palo Alto Networks, Inc.	(41,214)	(6,487,911)	1,433,426
Pandora Media, Inc.	(529,159)	(5,839,497)	(748,532)
Panera Bread Co.	(12,663)	(2,365,764)	(318,032)
Parker-Hannifin Corp.	(7,118)	(676,611)	(92,489)
Patterson Cos., Inc.	(123,266)	(5,235,831)	(667,378)
PayPal Holdings, Inc.	(154,751)	(5,502,079)	(147,880)
PerkinElmer, Inc.	(13,240)	(687,686)	(6,355)
Pitney Bowes, Inc.	(79,939)	(1,602,144)	179,230
Platform Specialty Products Corp.	(783,369)	(7,534,238)	577,922
PolyOne Corp.	(24,325)	(738,915)	(118,298)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PPG Industries, Inc.	(14,289)	$(1,342,531)	$(145,668)
Praxair, Inc.	(91,540)	(9,326,548)	(961,632)
Premier, Inc.	(129,100)	(4,263,343)	41,773
Priceline Group, Inc. (The)	(1,779)	(2,337,143)	116,222
Primerica, Inc.	(31,060)	(1,340,741)	(437,133)
Principal Financial Group, Inc.	(154,497)	(6,559,758)	208,386
ProAssurance Corp.	(25,427)	(1,233,281)	(128,334)
Prosperity Bancshares, Inc.	(74,622)	(3,059,219)	(745,757)
PTC, Inc.	(70,733)	(2,200,994)	(457,152)
PulteGroup, Inc.	(91,196)	(1,478,457)	(298,953)
PVH Corp.	(13,553)	(1,004,142)	(272,957)
Qorvo, Inc.	(43,282)	(2,036,633)	(355,130)
QUALCOMM, Inc.	(80,348)	(3,819,744)	(484,498)
Quanta Services, Inc.	(116,442)	(2,291,453)	(400,686)
Range Resources Corp.	(6,893)	(267,017)	(30,347)
Regal Beloit Corp.	(14,352)	(783,499)	(6,579)
Regeneron Pharmaceuticals, Inc.	(1,780)	(714,626)	92,996
Rent-A-Center, Inc.	(62,016)	(896,538)	134,982
ResMed, Inc.	(37,030)	(2,108,636)	(232,771)
Restoration Hardware Holdings, Inc.	(77,253)	(2,533,323)	317,707
Rice Energy, Inc.	(64,776)	(627,527)	(800,136)
Robert Half International, Inc.	(36,785)	(1,603,788)	200,073
Rockwell Collins, Inc.	(16,239)	(1,448,375)	65,787
Rollins, Inc.	(41,536)	(1,058,089)	(157,670)
Roper Technologies, Inc.	(26,661)	(4,921,621)	374,320
RPC, Inc.	(25,698)	(307,143)	(91,947)
RR Donnelley & Sons Co.	(85,172)	(1,118,590)	(322,520)
salesforce.com, Inc.	(65,518)	(5,138,577)	(64,208)
Sally Beauty Holdings, Inc.	(134,207)	(3,766,990)	(180,038)
Santander Consumer USA Holdings, Inc.	(124,530)	(1,293,824)	7,429
SBA Communications Corp.	(58,196)	(5,878,378)	(403,298)
Schlumberger Ltd.	(70,504)	(4,805,285)	(770,171)
Seagate Technology plc	(145,486)	(3,996,245)	452,206
Sealed Air Corp.	(65,616)	(2,739,582)	(276,785)
Seattle Genetics, Inc.	(116,473)	(4,667,564)	(39,110)
Sempra Energy	(133,444)	(12,760,518)	(2,454,767)
ServiceNow, Inc.	(50,029)	(3,713,015)	391,090
Signet Jewelers Ltd.	(30,027)	(3,644,450)	1,169,925
Silgan Holdings, Inc.	(34,072)	(1,790,232)	36,887
Silicon Laboratories, Inc.	(20,870)	(997,450)	(19,753)
Sirius XM Holdings, Inc.	(1,694,711)	(6,812,737)	118,629
Six Flags Entertainment Corp.	(76,633)	(4,079,316)	(361,567)
SLM Corp.	(1,159,288)	(7,224,304)	59,905
Sotheby’s	(225,383)	(5,838,512)	(336,982)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Southwestern Energy Co.	(64,757)	$(748,436)	$(66,208)
Spectra Energy Corp.	(255,586)	(5,921,668)	(3,440,447)
Spirit Airlines, Inc.	(51,121)	(2,155,101)	(138,699)
Splunk, Inc.	(159,022)	(8,535,403)	(80,409)
Sprouts Farmers Market, Inc.	(408,281)	(10,488,736)	1,139,102
SPX Corp.	(177,612)	(2,095,048)	(542,490)
Staples, Inc.	(339,959)	(3,131,970)	201,523
Starbucks Corp.	(37,873)	(2,265,160)	101,855
Steel Dynamics, Inc.	(46,946)	(827,761)	(322,416)
Stericycle, Inc.	(57,629)	(6,859,149)	858,817
Stifel Financial Corp.	(91,351)	(3,206,631)	333,642
SunPower Corp.	(188,147)	(4,078,421)	1,164,024
Superior Energy Services, Inc.	(424,069)	(5,348,262)	(2,458,849)
SVB Financial Group	(76,367)	(7,888,341)	621,257
Synovus Financial Corp.	(119,718)	(3,790,108)	319,483
T Rowe Price Group, Inc.	(25,565)	(1,776,507)	(88,971)
Targa Resources Corp.	(188,987)	(5,266,425)	(2,697,487)
TCF Financial Corp.	(120,955)	(1,580,635)	50,554
Tempur Sealy International, Inc.	(74,942)	(5,482,012)	1,336,220
Tenet Healthcare Corp.	(271,685)	(7,506,657)	(2,717)
Teradata Corp.	(192,315)	(4,966,387)	145,050
TerraForm Power, Inc.	(365,773)	(3,527,760)	(459,166)
Texas Instruments, Inc.	(30,081)	(1,700,459)	(184,115)
Tiffany & Co.	(110,110)	(8,021,483)	1,344,413
Time Warner, Inc.	(17,024)	(1,201,882)	(50,062)
Timken Co. (The)	(49,862)	(1,262,480)	(266,289)
Toll Brothers, Inc.	(57,863)	(1,818,208)	261,115
TransDigm Group, Inc.	(31,483)	(7,015,155)	(1,286,597)
TreeHouse Foods, Inc.	(69,203)	(5,304,508)	(1,799,180)
TRI Pointe Group, Inc.	(124,490)	(1,280,331)	(191,141)
Trimble Navigation Ltd.	(352,383)	(7,727,756)	(856,293)
TripAdvisor, Inc.	(58,793)	(5,019,746)	1,239,356
Triumph Group, Inc.	(104,147)	(2,688,831)	(1,008,387)
Twenty-First Century Fox, Inc.	(82,792)	(2,275,938)	36,414
Twitter, Inc.	(343,795)	(6,311,018)	497,445
Ultimate Software Group, Inc. (The)	(6,495)	(1,214,638)	(151,196)
Umpqua Holdings Corp.	(87,894)	(1,389,433)	29,713
Under Armour, Inc.	(43,777)	(1,676,270)	(80,501)
Union Pacific Corp.	(137,738)	(10,651,280)	(1,366,361)
United Natural Foods, Inc.	(54,033)	(2,061,944)	(466,801)
United Rentals, Inc.	(73,169)	(4,895,006)	(14,634)
United Technologies Corp.	(76,558)	(7,173,612)	(677,410)
Urban Outfitters, Inc.	(132,228)	(3,111,019)	(525,251)
USG Corp.	(182,801)	(4,395,836)	(532,479)
Valley National Bancorp	(207,223)	(1,845,458)	(44,416)
Varian Medical Systems, Inc.	(3,775)	(293,700)	(16,718)
VCA, Inc.	(32,121)	(1,632,722)	(538,979)
Veeva Systems, Inc.	(226,471)	(5,855,155)	(1,872,036)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VeriFone Systems, Inc.	(180,841)	$(4,792,715)	$1,439,923
Verisk Analytics, Inc.	(11,276)	(866,995)	(47,263)
Vertex Pharmaceuticals, Inc.	(125,859)	(13,280,282)	2,453,890
VF Corp.	(42,820)	(2,534,579)	(98,423)
Viacom, Inc.	(40,185)	(1,599,363)	(67,109)
Viavi Solutions, Inc.	(663,726)	(3,803,351)	(597,152)
Visteon Corp.	(21,819)	(2,512,458)	1,076,549
WABCO Holdings, Inc.	(31,966)	(3,164,814)	237,688
Wabtec Corp.	(7,407)	(587,993)	67,799
Waddell & Reed Financial, Inc.	(89,533)	(2,444,316)	902,558
Walgreens Boots Alliance, Inc.	(13,323)	(1,110,101)	695
Watsco, Inc.	(3,477)	(402,058)	(87,121)
Webster Financial Corp.	(8,614)	(318,886)	26,440
WEC Energy Group, Inc.	(216,575)	(11,554,863)	(2,587,484)
Wendy’s Co. (The)	(268,639)	(2,732,345)	148,038
WESCO International, Inc.	(53,351)	(2,104,283)	(642,760)
WestRock Co.	(42,283)	(1,370,330)	(273,211)
WEX, Inc.	(50,722)	(4,069,395)	(428,124)
WhiteWave Foods Co. (The)	(352,767)	(13,167,856)	(3,391,027)
Whole Foods Market, Inc.	(142,455)	(4,668,975)	107,566
Williams-Sonoma, Inc.	(56,633)	(3,004,546)	52,268
WisdomTree Investments, Inc.	(796,866)	(11,259,407)	3,458,089
Workday, Inc.	(90,227)	(6,993,324)	256,074
WR Grace & Co.	(88,512)	(4,574,166)	(1,905,798)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wynn Resorts Ltd.	(61,191)	$(3,653,833)	$(1,892,519)
Yahoo!, Inc.	(295,011)	(9,684,208)	(1,396,405)
Yelp, Inc.	(160,788)	(4,051,031)	(830,492)
Yum! Brands, Inc.	(76,178)	(5,497,005)	(819,675)
Zayo Group Holdings, Inc.	(68,569)	(1,853,009)	(62,124)
Zebra Technologies Corp.	(138,286)	(7,905,381)	977,252
Zions Bancorporation	(484,673)	(12,346,861)	167,028
Zoetis, Inc.	(120,029)	(5,484,200)	(212,376)
Zynga, Inc.	(1,356,479)	(3,519,094)	141,462

			(120,778,371)

Total of Short Equity Positions			(116,864,726)

Total of Long and Short Equity Positions			(791,058)

Net Cash and Other Receivables/ (Payables) (b)			(4,536,427)

Swaps, at Value			$(5,327,485)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Basket Swaps Outstanding at June 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-61 months maturity ranging from 07/20/2016 -12/21/2020	$(9,240,453)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	6,125	$727,598	$(56,478)
Air France-KLM	460,257	3,950,507	(1,045,905)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Atos SE	67,373	$5,647,830	$(92,997)
AXA SA	298,545	7,854,817	(1,951,802)
BNP Paribas SA	161,062	8,673,288	(1,609,829)
Capgemini SA	75,191	7,142,085	(653,642)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Christian Dior SE	20,120	$3,468,220	$(245,161)
Cie Generale des Etablissements Michelin	81,963	7,816,356	(92,112)
CNP Assurances	32,325	462,872	14,043
Credit Agricole SA	103,349	1,223,531	(354,683)
Danone SA	7,238	505,221	1,313
Dassault Systemes	13,349	1,106,430	(99,969)
Eiffage SA	22,154	1,451,546	123,383
Electricite de France SA	26,358	377,213	(57,616)
Eutelsat Communications SA	80,751	2,536,161	(1,011,978)
Imerys SA	11,999	821,171	(55,564)
Ipsen SA	19,572	1,189,098	10,096
Lagardere SCA	83,042	2,414,260	(607,926)
L’Oreal SA	7,254	1,294,491	94,312
Orange SA	369,842	6,553,528	(539,709)
Orpea	7,503	618,045	(2,824)
Peugeot SA	364,442	6,232,904	(1,864,669)
Publicis Groupe SA	28,684	1,776,718	142,311
Rexel SA	27,366	360,122	(16,066)
Safran SA	24,423	1,719,923	(75,234)
Sanofi	64,773	5,712,270	(330,753)
SCOR SE	155,894	5,808,288	(1,199,275)
SEB SA	14,688	1,512,814	258,209
Societe BIC SA	13,285	2,260,401	(388,620)
Societe Generale SA	197,005	8,393,827	(2,230,346)
Sodexo SA	31,244	3,100,121	247,030
Suez	117,259	2,284,411	(455,462)
Teleperformance	51,910	4,424,056	(2,255)
Television Francaise 1	24,400	274,666	(16,263)
Thales SA	71,786	5,647,759	313,657
Valeo SA	88,818	4,203,478	(260,484)
Veolia Environnement SA	415,108	9,918,255	(954,155)
Vinci SA	57,802	3,800,757	278,149

			(14,789,274)

Total of Long Equity Positions			(14,789,274)

Short Positions

Common Stocks
France
Accor SA	(89,745)	(3,621,884)	183,202
Air Liquide SA	(16,235)	(1,695,900)	4,511
Airbus Group SE	(48,017)	(3,477,019)	724,688
Alstom SA	(82,194)	(2,055,617)	157,878
Arkema SA	(12,221)	(882,589)	(51,740)
Bollore SA	(616,741)	(2,821,528)	745,259

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bureau Veritas SA	(133,103)	$(2,614,138)	$(180,365)
Carrefour SA	(66,079)	(1,939,767)	314,512
Cie de Saint-Gobain	(50,148)	(2,207,902)	307,012
Edenred	(178,766)	(3,216,238)	(444,193)
Engie SA	(205,341)	(3,668,082)	370,992
Essilor International SA	(30,323)	(3,681,928)	(303,396)
Faurecia	(8,299)	(327,061)	63,588
Hermes International	(19,682)	(6,815,027)	(521,995)
Iliad SA	(15,338)	(3,703,335)	607,142
Ingenico Group SA	(11,737)	(1,367,923)	7,547
JCDecaux SA	(10,705)	(426,140)	65,201
Kering	(15,849)	(2,587,262)	35,857
Legrand SA	(5,907)	(343,411)	41,024
LVMH Moet Hennessy Louis Vuitton SE	(37,065)	(6,052,289)	465,306
Natixis SA	(850,171)	(4,423,780)	1,224,699
Numericable-SFR SA	(53,405)	(1,980,435)	645,854
Pernod Ricard SA	(35,451)	(4,035,408)	110,402
Plastic Omnium SA	(61,237)	(1,945,473)	233,529
Remy Cointreau SA	(61,393)	(4,388,475)	(896,300)
Renault SA	(7,447)	(756,301)	194,071
Schneider Electric SE	(57,325)	(3,401,870)	57,489
Technip SA	(64,286)	(3,093,577)	(385,902)
TOTAL SA	(140,514)	(6,341,075)	(397,418)
Vallourec SA	(632,598)	(2,787,922)	550,456
Vivendi SA	(318,378)	(6,679,490)	723,045
Zodiac Aerospace	(279,108)	(6,069,905)	(441,260)

			4,210,695

Luxembourg
SES SA	(57,583)	(1,571,767)	339,055

Total of Short Equity Positions			4,549,750

Total of Long and Short Equity Positions			(10,239,524)

Net Cash and Other Receivables/ (Payables) (b)			999,071

Swaps, at Value			$(9,240,453)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$9,060,000	$—	$9,060,000

BARC
Cash	—	142,073,930	142,073,930

CITI
Cash	(7,390,000)	—	(7,390,000)

GSCO
Cash	—	1,964,198	1,964,198
U.S. Treasury Bills	—	67,805,255	67,805,255

GSIN
Investment Companies	426,610,000	—	426,610,000

JPMC
Cash	43,470,000	—	43,470,000

JPMS
Cash	—	36,376,364	36,376,364

MSCL
Cash	—	3,283,378	3,283,378

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(5,801,000)	$—	$(5,801,000)

DTBK
Cash	(4,700,000)	—	(4,700,000)

GSCO
Cash	—	693,675	693,675

JPPC
Cash	—	9,630,607	9,630,607

MACQ
Investment Companies	9,220,024	—	9,220,024

MSCL
Cash	—	39,911,277	39,911,277

SOCG
Cash	(1,350,000)	—	(1,350,000)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 104.1%	SHARES	VALUE (Note 5)
COMMON STOCKS - 13.0%

Belgium - 0.2%
Ageas (a)	6,821	$237,093
bpost SA (a)	7,864	201,308
Colruyt SA (a)	1,961	108,518
KBC Group NV †(a)	5,308	261,052
Proximus SADP (a)	3,054	97,052

		905,023

Denmark - 0.4%
Danske Bank A/S (a)	3,439	90,516
DSV A/S (a)	3,828	160,960
FLSmidth & Co. A/S (a)	420	14,998
GN Store Nord A/S (a)	776	14,018
H Lundbeck A/S †	2,875	107,776
ISS A/S (a)	6,788	255,299
Jyske Bank A/S (a)	3,003	114,000
Novo Nordisk A/S, Class B (a)	4,581	246,700
TDC A/S	12,076	59,178
Vestas Wind Systems A/S (a)	2,992	203,365
William Demant Holding A/S †(a)	21,390	416,373

		1,683,183

Finland - 0.4%
Amer Sports OYJ (a)	3,224	88,451
Cargotec OYJ, Class B	4,352	177,366
Elisa OYJ (a)	5,568	213,940
Huhtamaki OYJ (a)	1,096	45,484
Kesko OYJ, Class B (a)	2,661	113,004
Metso OYJ (a)	2,968	69,777
Neste OYJ (a)	10,266	368,128
Orion OYJ, Class B (a)	2,265	87,949
Stora Enso OYJ, Class R (a)	14,465	116,329
UPM-Kymmene OYJ (a)	7,743	142,245

		1,422,673

Germany - 1.4%
adidas AG (a)	577	82,828
Allianz SE	1,949	278,039
Aurubis AG (a)	3,871	176,025
Axel Springer SE (a)	487	25,569
Brenntag AG (a)	1,405	68,061
Covestro AG 144A (b)	3,025	134,735
Deutsche Lufthansa AG (a)	41,671	489,948
Duerr AG (a)	366	27,791
Evonik Industries AG (a)	5,394	160,787
Fraport AG Frankfurt Airport Services Worldwide (a)	396	21,202
Freenet AG (a)	11,226	289,109
Fresenius Medical Care AG & Co. KGaA (a)	1,735	151,130
Hannover Rueck SE	4,250	445,304
HeidelbergCement AG (a)	204	15,368
Hella KGaA Hueck & Co. (a)	3,077	98,761
HOCHTIEF AG (a)	1,826	235,756
K+S AG (a)	5,321	108,933
KION Group AG (a)	3,378	163,725
Krones AG	616	65,069
MAN SE (a)	144	14,696

	SHARES	VALUE (Note 5)
Germany - 1.4% (continued)
MTU Aero Engines AG (a)	381	$35,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,527	256,070
OSRAM Licht AG (a)	4,159	216,089
ProSiebenSat.1 Media SE †(a)	1,700	74,362
Rheinmetall AG (a)	3,434	204,250
RHOEN-KLINIKUM AG (a)	2,769	81,052
Salzgitter AG (a)	3,573	94,470
Software AG (a)	7,797	265,115
STADA Arzneimittel AG †(a)	4,881	252,968
Suedzucker AG (a)	25,869	569,778
Symrise AG (a)	499	34,037
Talanx AG (a)	6,992	208,243
United Internet AG (a)	1,631	67,799
Zalando SE 144A †(a)(b)	2,304	60,979

		5,473,644

Italy - 0.8%
A2A SpA	320,673	420,486
Assicurazioni Generali SpA (a)	1,565	18,455
Autogrill SpA	2,903	23,470
Banca Generali SpA	1,355	27,159
Banca Mediolanum SpA	7,495	51,442
Buzzi Unicem SpA	9,884	173,207
Davide Campari-Milano SpA (a)	14,962	148,103
Enel SpA	32,822	145,711
Eni SpA (a)	2,726	43,908
FinecoBank Banca Fineco SpA	22,177	144,837
Hera SpA	17,683	48,264
Intesa Sanpaolo SpA	16,470	31,371
Leonardo-Finmeccanica SpA †	3,224	32,603
Mediobanca SpA (a)	51,942	299,279
Poste Italiane SpA 144A (b)	11,679	77,548
Prysmian SpA (a)	6,871	150,813
Recordati SpA	8,526	256,458
Snam SpA (a)	70,092	419,040
Terna Rete Elettrica Nazionale SpA (a)	51,769	288,100
Unipol Gruppo Finanziario SpA	19,861	46,767
UnipolSai SpA	66,421	100,237

		2,947,258

Japan - 7.5%
ABC-Mart, Inc. (a)	1,500	100,668
Air Water, Inc. (a)	2,000	29,428
Aisin Seiki Co. Ltd. (a)	1,000	40,733
Ajinomoto Co., Inc. (a)	1,000	23,561
Alfresa Holdings Corp. (a)	14,800	309,203
Amada Holdings Co. Ltd. (a)	14,500	147,206
ANA Holdings, Inc. (a)	146,000	416,043
Aozora Bank Ltd. (a)	132,000	457,906
Asahi Group Holdings Ltd. (a)	1,800	58,203
Astellas Pharma, Inc. (a)	6,700	105,072
Bandai Namco Holdings, Inc. (a)	13,500	348,388
Bridgestone Corp. (a)	9,500	305,301
Brother Industries Ltd. (a)	2,000	21,453
Canon, Inc. (a)	1,600	45,680
Central Japan Railway Co. (a)	1,300	231,223
Century Tokyo Leasing Corp. (a)	5,200	168,289

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 7.5% (continued)
Chiyoda Corp. (a)	11,000	$72,744
Chubu Electric Power Co., Inc. (a)	19,000	270,389
Chugoku Bank Ltd. (The) (a)	7,000	71,423
Citizen Holdings Co. Ltd. (a)	7,500	36,504
Concordia Financial Group Ltd. †(a)	16,000	61,791
Dai Nippon Printing Co. Ltd. (a)	2,000	22,290
Daicel Corp. (a)	4,400	45,593
Daiichi Sankyo Co. Ltd. (a)	16,600	403,299
Dentsu, Inc. (a)	500	23,438
Don Quijote Holdings Co. Ltd. (a)	1,500	55,744
East Japan Railway Co. (a)	3,000	278,020
Ezaki Glico Co. Ltd. (a)	4,300	251,549
FamilyMart Co. Ltd. (a)	6,800	414,401
Fuji Heavy Industries Ltd. (a)	13,800	474,353
FUJIFILM Holdings Corp. (a)	4,900	190,122
Gunma Bank Ltd. (The) (a)	15,000	54,472
Hakuhodo DY Holdings, Inc. (a)	11,300	135,440
Hankyu Hanshin Holdings, Inc. (a)	12,000	89,479
Haseko Corp. (a)	32,900	331,231
Hikari Tsushin, Inc. (a)	900	75,396
Hiroshima Bank Ltd. (The) (a)	25,000	83,534
Hisamitsu Pharmaceutical Co., Inc. (a)	2,200	126,855
Hitachi Capital Corp. (a)	2,700	53,587
Hitachi Chemical Co. Ltd.	2,000	37,353
Hitachi High-Technologies Corp. (a)	3,800	103,998
Hitachi Metals Ltd. (a)	3,900	39,621
Hokuhoku Financial Group, Inc.	171,000	194,757
Hoshizaki Electric Co. Ltd. (a)	400	39,158
Hoya Corp. (a)	2,000	71,432
Ibiden Co. Ltd. (a)	5,000	56,532
Idemitsu Kosan Co. Ltd. (a)	8,400	182,365
Iida Group Holdings Co. Ltd. (a)	6,800	139,258
Isetan Mitsukoshi Holdings Ltd. (a)	7,000	62,306
ITOCHU Corp. (a)	24,500	299,714
Itochu Techno-Solutions Corp. (a)	8,800	189,581
Izumi Co. Ltd. (a)	2,800	109,078
J Front Retailing Co. Ltd. (a)	13,300	137,899
Japan Airlines Co. Ltd. (a)	23,200	746,405
Japan Petroleum Exploration Co. Ltd. (a)	2,000	40,314
Japan Post Holdings Co. Ltd. (a)	8,000	97,323
JSR Corp. (a)	3,700	49,000
JTEKT Corp. (a)	9,600	108,811
JX Holdings, Inc. (a)	3,800	14,833
Kajima Corp. (a)	36,000	250,082
Kaken Pharmaceutical Co. Ltd. (a)	2,100	137,680
Kamigumi Co. Ltd. (a)	5,000	46,214
Kaneka Corp. (a)	36,000	240,201
Kao Corp. (a)	1,600	93,187
KDDI Corp. (a)	14,800	450,064
Keihan Electric Railway Co. Ltd. (a)	13,000	90,082
Kewpie Corp. (a)	12,300	392,331
Kobayashi Pharmaceutical Co. Ltd. (a)	600	26,644
Konami Holdings Corp. (a)	15,200	579,878
Konica Minolta, Inc. (a)	6,000	43,707
Kose Corp. (a)	2,600	220,323
Kuraray Co. Ltd. (a)	6,600	78,748
Kurita Water Industries Ltd. (a)	1,700	37,896

	SHARES	VALUE (Note 5)
Japan - 7.5% (continued)
Lawson, Inc. (a)	900	$71,851
Marubeni Corp. (a)	11,300	51,050
Maruichi Steel Tube Ltd. (a)	1,000	34,950
Medipal Holdings Corp. (a)	15,400	253,189
MEIJI Holdings Co. Ltd. (a)	2,700	277,439
Miraca Holdings, Inc. (a)	1,300	56,378
Mitsubishi Chemical Holdings Corp. (a)	36,400	166,857
Mitsubishi Electric Corp. (a)	7,000	83,568
Mitsubishi Gas Chemical Co., Inc.	57,000	297,364
Mitsubishi Motors Corp. (a)	17,300	79,863
Mitsubishi Tanabe Pharma Corp. (a)	19,600	354,136
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	48,600	186,749
Mitsui & Co. Ltd. (a)	10,200	121,759
Mitsui Chemicals, Inc. (a)	84,000	308,680
Mixi, Inc.	2,800	115,767
Mizuho Financial Group, Inc.	78,900	113,542
MS&AD Insurance Group Holdings, Inc. (a)	13,000	336,832
Nagoya Railroad Co. Ltd. (a)	35,000	197,205
Nankai Electric Railway Co. Ltd. (a)	39,000	219,913
Nexon Co. Ltd. (a)	16,200	239,761
NH Foods Ltd. (a)	2,000	48,988
NHK Spring Co. Ltd. (a)	50,700	411,475
Nikon Corp. (a)	7,900	106,964
Nippon Express Co. Ltd. (a)	20,000	91,394
Nippon Shokubai Co. Ltd. (a)	4,800	276,078
Nippon Telegraph & Telephone Corp. (a)	9,200	431,433
Nippon Yusen KK	71,000	124,906
Nissan Motor Co. Ltd. (a)	7,900	70,502
Nisshin Seifun Group, Inc. (a)	9,800	157,534
Nissin Foods Holdings Co. Ltd. (a)	700	38,228
Nitori Holdings Co. Ltd. (a)	2,900	351,724
NOK Corp. (a)	2,600	44,215
Nomura Holdings, Inc. (a)	5,700	20,272
Nomura Research Institute Ltd. (a)	3,100	113,693
NTN Corp. (a)	5,000	13,492
NTT Data Corp. (a)	2,800	132,239
Obayashi Corp. (a)	32,300	343,895
Obic Co. Ltd. (a)	500	27,523
Oji Holdings Corp. (a)	4,000	15,356
Oracle Corp. Japan (a)	2,200	117,311
ORIX Corp. (a)	23,500	304,101
Osaka Gas Co. Ltd. (a)	41,000	157,624
Otsuka Corp. (a)	5,000	233,807
Otsuka Holdings Co. Ltd. (a)	10,800	497,695
Park24 Co. Ltd. (a)	7,000	240,551
Pola Orbis Holdings, Inc. (a)	6,300	592,894
Renesas Electronics Corp. †(a)	3,300	18,875
Resona Holdings, Inc. (a)	152,000	555,547
Sankyo Co. Ltd. (a)	4,300	161,220
Santen Pharmaceutical Co. Ltd. (a)	10,500	165,030
Secom Co. Ltd. (a)	700	51,753
Seiko Epson Corp. (a)	3,600	57,714
Sekisui Chemical Co. Ltd. (a)	7,600	93,638
Sekisui House Ltd. (a)	5,000	87,560
Seven & i Holdings Co. Ltd. (a)	5,600	234,797

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 7.5% (continued)
Shimadzu Corp. (a)	10,000	$150,333
Shimamura Co. Ltd. (a)	3,400	505,875
Shimizu Corp. (a)	24,000	224,856
Shinsei Bank Ltd.	182,000	265,171
Shionogi & Co. Ltd.	800	43,733
Sohgo Security Services Co. Ltd. (a)	3,900	192,797
Sojitz Corp. (a)	181,000	428,885
Sugi Holdings Co. Ltd. (a)	2,700	150,546
Sumitomo Chemical Co. Ltd. (a)	35,000	144,412
Sumitomo Corp. (a)	10,000	100,799
Sumitomo Dainippon Pharma Co. Ltd. (a)	8,600	149,062
Sumitomo Rubber Industries Ltd. (a)	22,400	299,889
Sundrug Co. Ltd. (a)	2,200	206,569
Suntory Beverage & Food Ltd. (a)	1,300	58,826
Suzuken Co. Ltd. (a)	7,570	238,275
Taisei Corp. (a)	24,000	197,201
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,100	115,753
Takashimaya Co. Ltd. (a)	20,000	143,251
Teijin Ltd. (a)	21,000	69,585
Toho Gas Co. Ltd. (a)	72,000	589,156
Tohoku Electric Power Co., Inc. (a)	7,100	89,606
Tokyo Broadcasting System Holdings, Inc. (a)	6,900	93,330
Tokyo Electric Power Co. Holdings, Inc. †(a)	77,800	329,486
Tokyo Gas Co. Ltd. (a)	19,000	78,446
Tokyu Corp. (a)	26,000	228,272
Toppan Printing Co. Ltd. (a)	10,000	85,987
Tosoh Corp. (a)	57,000	262,920
Toyo Suisan Kaisha Ltd. (a)	4,700	190,646
Toyoda Gosei Co. Ltd. (a)	12,400	220,836
Toyota Boshoku Corp. (a)	4,800	100,200
Tsuruha Holdings, Inc. (a)	1,200	145,306
West Japan Railway Co. (a)	6,200	392,915
Yamada Denki Co. Ltd. (a)	37,500	197,956
Yamaguchi Financial Group, Inc.	45,000	425,533
Yamaha Corp. (a)	2,300	61,993
Yamazaki Baking Co. Ltd.	13,000	362,930

		29,335,003

Netherlands - 0.4%
Aalberts Industries NV (a)	647	19,396
ABN AMRO Group NV CVA 144A (b)	1,735	28,525
ASM International NV (a)	3,341	128,957
BOSKALIS WESTMINSTER (a)	2,335	79,676
Delta Lloyd NV	3,895	13,686
Heineken NV (a)	2,251	206,466
Koninklijke Ahold NV (a)	16,679	368,315
NN Group NV (a)	13,434	369,817
Randstad Holding NV (a)	6,213	248,464
SBM Offshore NV (a)	6,091	70,589
Wolters Kluwer NV (a)	5,171	209,380

		1,743,271

Norway - 0.1%
DNB ASA (a)	5,315	63,620
Gjensidige Forsikring ASA (a)	957	15,944

	SHARES	VALUE (Note 5)
Norway - 0.1% (continued)
Marine Harvest ASA †(a)	10,234	$172,620
Orkla ASA (a)	10,217	90,865
Yara International ASA (a)	3,769	119,729

		462,778

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	22,108	67,685
NOS SGPS SA	2,272	13,750

		81,435

Spain - 0.5%
Aena SA 144A (a)(b)	425	56,334
Almirall SA	18,248	274,362
Banco de Sabadell SA	33,635	44,541
Ebro Foods SA	21,521	495,373
Enagas SA (a)	1,371	41,884
Endesa SA (a)	15,545	311,918
Ferrovial SA (a)	2,727	53,389
Gamesa Corp. Tecnologica SA	6,133	122,194
Gas Natural SDG SA (a)	3,104	61,700
Iberdrola SA (a)	25,260	172,313
Red Electrica Corp. SA (a)	471	42,086
Repsol SA (a)	18,375	235,547
Tecnicas Reunidas SA	3,029	90,785

		2,002,426

Sweden - 0.4%
BillerudKorsnas AB	2,929	43,708
Boliden AB (a)	3,519	68,776
Electrolux AB, Series B (a)	10,050	274,012
Husqvarna AB, Class B	8,619	64,181
ICA Gruppen AB	4,887	163,789
Modern Times Group MTG AB, Class B	1,696	45,082
Saab AB, Class B	506	15,779
Securitas AB, Class B (a)	16,862	260,312
SKF AB, Class B (a)	899	14,405
Svenska Cellulosa AB SCA, Class B (a)	9,861	316,840
Swedish Match AB (a)	1,421	49,590
Tele2 AB, Class B (a)	3,935	34,547
Telia Co. AB	31,245	147,960

		1,498,981

Switzerland - 0.8%
Adecco Group AG (a)	1,020	51,447
Baloise Holding AG (a)	553	61,594
Barry Callebaut AG †(a)	69	84,956
DKSH Holding AG	264	17,294
Flughafen Zuerich AG	545	96,449
Galenica AG	360	485,309
Georg Fischer AG (a)	123	98,327
Givaudan SA (a)	21	42,284
Helvetia Holding AG (a)	108	56,187
Kuehne + Nagel International AG (a)	110	15,412
Lonza Group AG †(a)	1,414	234,882
Nestle SA (a)	3,903	302,398
Novartis AG (a)	3,446	284,428
Partners Group Holding AG (a)	177	75,856
Roche Holding AG (a)	315	83,122
Straumann Holding AG (a)	47	18,542

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Switzerland - 0.8% (continued)
Swiss Life Holding AG †(a)	919	$212,379
Swiss Re AG (a)	6,478	565,791
Swisscom AG (a)	326	161,959
UBS Group AG (a)	7,364	95,552

		3,044,168

United Kingdom - 0.1%
Fiat Chrysler Automobiles NV (a)	2,914	17,937
Subsea 7 SA †(a)	28,174	276,936
Unilever NV CVA (a)	3,965	185,176

		480,049

TOTAL COMMON STOCKS (cost $50,031,376)		51,079,892

PREFERRED STOCKS - 0.1%

Germany - 0.1%
FUCHS PETROLUB SE (a)	540	21,244
Henkel AG & Co. KGaA (a)	2,836	346,589

TOTAL PREFERRED STOCKS (cost $328,602)		367,833

SHORT-TERM INVESTMENTS - 91.0%
Investment Companies - 61.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.240% (d)	288,227	288,227
Dreyfus Treasury Cash Management, Class I, 0.240% (d)	1,152,907	1,152,907
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% ^(d)(e)	215,946,055	215,946,055
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% ^(d)(e)	21,230,963	21,230,963
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.240% (d)	1,441,133	1,441,133

Total Investment Companies (cost $240,059,285)		240,059,285

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 30.0%
U.S. Treasury Bill, 0.340%, 10/13/2016 (f)	$1,092	1,091,266
U.S. Treasury Bill, 0.351%, 10/20/2016 ^(f)	15,295	15,283,927
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(f)	38,901	38,897,032
U.S. Treasury Bill, 0.371%, 11/17/2016 ^(f)	12,517	12,504,721
U.S. Treasury Bill, 0.381%, 11/10/2016 ^(f)	16,611	16,595,435
U.S. Treasury Bill, 0.384%, 10/06/2016 ^(f)	9,870	9,863,190

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 30.0% (continued)
U.S. Treasury Bill, 0.396%, 11/03/2016 ^(f)	$3,583	$3,579,986
U.S. Treasury Bill, 0.400%, 12/15/2016 ^(f)	1,163	1,161,514
U.S. Treasury Bill, 0.401%, 12/22/2016 (f)	3,164	3,159,665
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(f)	12,786	12,782,088
U.S. Treasury Bill, 0.480%, 11/25/2016 (f)	2,214	2,211,662
U.S. Treasury Bill, 0.499%, 07/07/2016 (f)	1,661	1,660,983

Total U.S. Treasury Obligations (cost $118,755,633)		118,791,469

TOTAL SHORT-TERM INVESTMENTS (cost $358,814,918)		358,850,754

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $409,174,896)		410,298,479

SECURITIES SOLD SHORT - (9.8)%	SHARES
COMMON STOCKS - (9.7)%
Austria - (0.1)%
ams AG	(9,241)	(256,553)

Belgium - (0.2)%
Anheuser-Busch InBev SA/NV	(3,468)	(458,596)
Solvay SA	(354)	(33,066)
Telenet Group Holding NV †	(5,062)	(231,467)
UCB SA	(774)	(58,118)

		(781,247)

Denmark - (0.2)%
AP Moeller - Maersk A/S, Class B	(131)	(171,106)
Coloplast A/S, Class B	(2,296)	(171,866)
Novozymes A/S, Class B	(3,115)	(149,585)
Pandora A/S	(541)	(73,684)
Topdanmark A/S †	(1,179)	(28,099)
Tryg A/S	(7,458)	(133,532)

		(727,872)

Finland - (0.2)%
Fortum OYJ	(5,921)	(95,129)
Kone OYJ, Class B	(734)	(33,874)
Nokia OYJ	(102,825)	(585,634)
Nokian Renkaat OYJ	(4,703)	(168,565)
Wartsila OYJ Abp	(357)	(14,566)

		(897,768)

Germany - (0.7)%
BASF SE	(1,078)	(82,660)
Bayer AG	(2,119)	(212,821)
Bayerische Motoren Werke AG	(2,500)	(181,938)
Beiersdorf AG	(1,078)	(102,059)
Bilfinger SE †	(350)	(10,259)
Commerzbank AG	(13,867)	(90,307)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Germany - (0.7)% (continued)
Daimler AG	(2,456)	$(146,963)
Deutsche Bank AG †	(31,260)	(432,111)
Deutsche Post AG	(4,985)	(140,440)
Deutsche Telekom AG	(9,017)	(153,760)
E.ON SE	(19,738)	(199,251)
HUGO BOSS AG	(1,131)	(64,300)
Infineon Technologies AG	(7,427)	(107,516)
LANXESS AG	(2,131)	(93,493)
Linde AG	(218)	(30,375)
Merck KGaA	(1,340)	(136,202)
Rocket Internet SE 144A †(b)	(2,513)	(49,066)
RWE AG †	(28,302)	(450,715)
Telefonica Deutschland Holding AG	(5,734)	(23,619)
ThyssenKrupp AG	(6,040)	(121,406)

		(2,829,261)

Italy - (0.2)%
Azimut Holding SpA	(7,985)	(130,282)
Banca Popolare dell’Emilia Romagna SC	(10,589)	(38,877)
Luxottica Group SpA	(525)	(25,587)
Mediaset SpA	(45,867)	(160,399)
Moncler SpA	(3,741)	(59,060)
Saipem SpA †	(221,606)	(88,605)
Unione di Banche Italiane SpA	(75,619)	(208,826)

		(711,636)

Japan - (5.9)%
Acom Co. Ltd. †	(15,400)	(74,606)
Advantest Corp.	(21,200)	(236,508)
Aeon Co. Ltd.	(15,600)	(242,214)
AEON Financial Service Co. Ltd.	(1,800)	(38,975)
Alps Electric Co. Ltd.	(9,700)	(184,284)
Asahi Kasei Corp.	(5,000)	(34,795)
Asics Corp.	(21,700)	(366,620)
Bank of Kyoto Ltd. (The)	(22,000)	(134,941)
Benesse Holdings, Inc.	(11,300)	(265,276)
Calbee, Inc.	(10,800)	(451,828)
Chiba Bank Ltd. (The)	(31,000)	(146,499)
Chugai Pharmaceutical Co. Ltd.	(8,900)	(317,180)
Chugoku Electric Power Co., Inc. (The)	(17,800)	(226,294)
Credit Saison Co. Ltd.	(4,500)	(75,593)
Daido Steel Co. Ltd.	(23,000)	(78,777)
Dai-ichi Life Insurance Co. Ltd. (The)	(8,000)	(89,555)
Daikin Industries Ltd.	(1,100)	(92,449)
Daiwa Securities Group, Inc.	(25,000)	(131,709)
DeNA Co. Ltd.	(3,700)	(86,556)
Denso Corp.	(7,100)	(249,816)
Disco Corp.	(1,000)	(90,440)
Eisai Co. Ltd.	(3,200)	(178,675)
Electric Power Development Co. Ltd.	(1,800)	(41,937)
FANUC Corp.	(2,600)	(422,950)
Fast Retailing Co. Ltd.	(1,600)	(429,569)
Fukuoka Financial Group, Inc.	(35,000)	(115,404)
Hachijuni Bank Ltd. (The)	(40,200)	(175,082)
Hamamatsu Photonics KK	(8,600)	(241,308)
Hirose Electric Co. Ltd.	(300)	(36,890)
Hitachi Construction Machinery Co. Ltd.	(11,900)	(173,693)
Hitachi Ltd.	(49,000)	(205,303)

	SHARES	VALUE (Note 5)
Japan - (5.9)% (continued)
Hokuriku Electric Power Co.	(1,400)	$(17,348)
Honda Motor Co. Ltd.	(5,500)	(137,969)
IHI Corp.	(147,000)	(396,237)
Inpex Corp.	(37,500)	(293,273)
Isuzu Motors Ltd.	(1,600)	(19,707)
Iyo Bank Ltd. (The)	(53,000)	(324,607)
Japan Airport Terminal Co. Ltd.	(4,700)	(170,522)
Japan Display, Inc. †	(100,900)	(164,146)
Japan Post Bank Co. Ltd.	(7,600)	(89,366)
JFE Holdings, Inc.	(19,000)	(247,859)
JGC Corp.	(8,000)	(114,525)
Kakaku.com, Inc.	(10,500)	(208,632)
Kansai Electric Power Co., Inc. (The) †	(12,000)	(116,871)
Kansai Paint Co. Ltd.	(16,400)	(331,111)
Kawasaki Heavy Industries Ltd.	(44,000)	(124,064)
Keikyu Corp.	(40,000)	(402,524)
Keio Corp.	(8,000)	(75,463)
Keisei Electric Railway Co. Ltd.	(9,000)	(116,008)
Keyence Corp.	(100)	(68,233)
Kikkoman Corp.	(14,000)	(516,600)
Kintetsu Group Holdings Co. Ltd.	(4,000)	(17,118)
Kirin Holdings Co. Ltd.	(3,900)	(65,778)
Kobe Steel Ltd.	(472,000)	(387,925)
Koito Manufacturing Co. Ltd.	(2,700)	(124,320)
Komatsu Ltd.	(8,700)	(151,134)
Kubota Corp.	(8,000)	(108,203)
Kyocera Corp.	(1,500)	(71,374)
Kyowa Hakko Kirin Co. Ltd.	(3,800)	(64,812)
Kyushu Electric Power Co., Inc. †	(31,900)	(319,938)
Kyushu Financial Group, Inc.	(13,000)	(64,436)
LIXIL Group Corp.	(2,800)	(45,981)
M3, Inc.	(3,400)	(118,660)
Mabuchi Motor Co. Ltd.	(2,200)	(93,180)
Marui Group Co. Ltd.	(1,200)	(16,154)
Mazda Motor Corp.	(8,300)	(109,836)
Minebea Co. Ltd.	(19,500)	(132,481)
MISUMI Group, Inc.	(9,700)	(175,131)
Mitsubishi Corp.	(2,200)	(38,736)
Mitsubishi Heavy Industries Ltd.	(41,000)	(164,870)
Mitsubishi Logistics Corp.	(17,000)	(237,836)
Mitsubishi Materials Corp.	(25,000)	(59,859)
Mitsubishi UFJ Financial Group, Inc.	(27,800)	(124,623)
Mitsui OSK Lines Ltd.	(41,000)	(87,187)
Murata Manufacturing Co. Ltd.	(1,300)	(145,749)
Nabtesco Corp.	(6,300)	(150,319)
NGK Insulators Ltd.	(5,000)	(101,086)
NGK Spark Plug Co. Ltd.	(29,900)	(451,334)
Nidec Corp.	(2,500)	(190,308)
Nintendo Co. Ltd.	(2,800)	(402,358)
Nippon Paint Holdings Co. Ltd.	(21,300)	(526,574)
Nippon Steel & Sumitomo Metal Corp.	(8,300)	(160,685)
Nissan Chemical Industries Ltd.	(4,100)	(119,627)
Nitto Denko Corp.	(1,200)	(76,121)
NSK Ltd.	(5,500)	(40,260)
Odakyu Electric Railway Co. Ltd.	(21,000)	(246,245)
Olympus Corp.	(6,100)	(227,784)
Omron Corp.	(10,500)	(342,728)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - (5.9)% (continued)
Oriental Land Co. Ltd.	(4,500)	$(291,372)
Panasonic Corp.	(8,000)	(68,828)
Pigeon Corp.	(9,200)	(275,029)
Rakuten, Inc.	(46,500)	(504,680)
Recruit Holdings Co. Ltd.	(5,300)	(193,631)
Ricoh Co. Ltd.	(2,600)	(22,538)
Rinnai Corp.	(300)	(26,509)
Sega Sammy Holdings, Inc.	(17,500)	(188,477)
Seibu Holdings, Inc.	(8,200)	(138,886)
Seven Bank Ltd.	(45,100)	(139,986)
Shikoku Electric Power Co., Inc.	(11,700)	(138,591)
Shimano, Inc.	(800)	(122,318)
Shin-Etsu Chemical Co. Ltd.	(2,800)	(164,048)
Shizuoka Bank Ltd. (The)	(35,000)	(246,492)
SMC Corp.	(300)	(73,808)
SoftBank Group Corp.	(1,200)	(67,862)
Sompo Japan Nipponkoa Holdings, Inc.	(600)	(15,967)
Sony Corp.	(6,900)	(203,288)
Sony Financial Holdings, Inc.	(22,600)	(255,535)
Stanley Electric Co. Ltd.	(10,200)	(217,834)
Sumco Corp.	(39,400)	(252,407)
Sumitomo Electric Industries Ltd.	(2,500)	(33,089)
Sumitomo Heavy Industries Ltd.	(17,000)	(74,679)
Sumitomo Metal Mining Co. Ltd.	(19,000)	(193,275)
Sumitomo Mitsui Financial Group, Inc.	(3,000)	(86,625)
Sumitomo Mitsui Trust Holdings, Inc.	(19,000)	(61,822)
Suruga Bank Ltd.	(3,000)	(67,797)
Sysmex Corp.	(800)	(55,087)
T&D Holdings, Inc.	(28,400)	(241,174)
Taiheiyo Cement Corp.	(15,000)	(35,529)
Taiyo Nippon Sanso Corp.	(52,200)	(479,769)
Takeda Pharmaceutical Co. Ltd.	(4,200)	(181,138)
TDK Corp.	(300)	(16,793)
THK Co. Ltd.	(1,000)	(17,044)
Tobu Railway Co. Ltd.	(20,000)	(109,771)
Tokio Marine Holdings, Inc.	(1,400)	(46,608)
Tokyo Electron Ltd.	(1,700)	(143,665)
Toray Industries, Inc.	(2,000)	(17,066)
Toyo Seikan Group Holdings Ltd.	(2,400)	(45,859)
Toyota Industries Corp.	(2,400)	(95,424)
Toyota Motor Corp.	(2,900)	(142,966)
Unicharm Corp.	(4,400)	(98,857)
USS Co. Ltd.	(5,200)	(85,938)
Yahoo Japan Corp.	(54,500)	(241,673)
Yakult Honsha Co. Ltd.	(7,900)	(410,588)
Yamaha Motor Co. Ltd.	(25,700)	(392,046)
Yamato Holdings Co. Ltd.	(11,900)	(273,236)
Yaskawa Electric Corp.	(24,800)	(323,799)
Yokogawa Electric Corp.	(3,100)	(34,959)
Yokohama Rubber Co. Ltd. (The)	(5,000)	(62,710)

		(23,208,613)

Luxembourg - (0.3)%
APERAM SA	(2,591)	(90,698)
ArcelorMittal †	(83,662)	(381,432)
Millicom International Cellular SA SDR	(4,054)	(248,670)
Tenaris SA	(25,630)	(370,433)

		(1,091,233)

	SHARES	VALUE (Note 5)
Netherlands - (0.4)%
Aegon NV	(20,108)	$(79,675)
Altice NV, Class A †	(21,729)	(324,445)
ASML Holding NV	(6,666)	(656,189)
Fugro NV CVA †	(5,670)	(99,825)
Gemalto NV	(615)	(37,259)
Koninklijke DSM NV	(1,183)	(68,248)
Koninklijke KPN NV	(56,673)	(202,007)
Koninklijke Vopak NV	(4,260)	(212,061)
OCI NV †	(1,379)	(18,681)
QIAGEN NV †	(976)	(21,269)

		(1,719,659)

Norway - (0.2)%
Norsk Hydro ASA	(37,775)	(138,288)
Schibsted ASA, Class A	(10,634)	(318,763)
Statoil ASA	(12,571)	(217,208)

		(674,259)

Portugal - 0.0% (c)
Galp Energia SGPS SA	(2,434)	(33,853)

Spain - (0.5)%
Abertis Infraestructuras SA	(18,174)	(268,568)
Amadeus IT Holding SA, Class A	(2,855)	(125,788)
Atresmedia Corp. de Medios de Comunicacion SA	(6,437)	(62,918)
Banco Bilbao Vizcaya Argentaria SA	(24,794)	(142,056)
Banco Santander SA	(29,457)	(114,313)
Bankia SA	(119,061)	(86,673)
CaixaBank SA	(19,584)	(43,163)
Cellnex Telecom SAU 144A (b)	(19,648)	(308,327)
Distribuidora Internacional de Alimentacion SA	(12,266)	(71,595)
Mapfre SA	(37,909)	(83,254)
Obrascon Huarte Lain SA †	(17,950)	(63,233)
Telefonica SA	(37,391)	(354,983)
Zardoya Otis SA	(5,150)	(48,633)

		(1,773,504)

Sweden - (0.2)%
Alfa Laval AB	(2,008)	(31,648)
Atlas Copco AB, Class A	(3,671)	(95,344)
Hennes & Mauritz AB, Class B	(3,390)	(99,736)
Sandvik AB	(3,186)	(31,898)
Svenska Handelsbanken AB, Class A	(8,278)	(100,499)
Telefonaktiebolaget LM Ericsson, Class B	(33,159)	(254,746)
Trelleborg AB, Class B	(1,569)	(27,843)
Volvo AB, Class B	(2,386)	(23,703)

		(665,417)

Switzerland - (0.5)%
Aryzta AG †	(3,415)	(126,204)
Cie Financiere Richemont SA	(4,378)	(256,265)
Credit Suisse Group AG †	(54,702)	(582,709)
Dufry AG †	(1,693)	(202,488)
Julius Baer Group Ltd. †	(1,965)	(79,088)
LafargeHolcim Ltd. †	(6,274)	(262,489)
OC Oerlikon Corp. AG †	(5,303)	(46,560)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Switzerland - (0.5)% (continued)
SGS SA	(55)	$(125,991)
STMicroelectronics NV	(38,751)	(227,570)
Sunrise Communications Group AG 144A †(b)	(2,482)	(158,694)
Zurich Insurance Group AG †	(329)	(81,389)

		(2,149,447)

United Kingdom - (0.1)%
CNH Industrial NV	(14,741)	(106,926)
Dialog Semiconductor plc †	(1,452)	(43,507)
RELX NV	(23,569)	(407,759)

		(558,192)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $41,115,638)		(38,078,514)

PREFERRED STOCKS - (0.1)%
Germany - (0.1)%
Schaeffler AG	(1,477)	(19,509)
Volkswagen AG	(4,287)	(519,243)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $594,310)		(538,752)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $41,709,948)		(38,617,266)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 94.3% (cost $367,464,948)		371,681,213

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7% (g)		22,444,265

NET ASSETS - 100.0%		$394,125,478

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2016, the value of these securities was $41,965,548.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(1,480,687)	(0.4)%
Consumer Staples	4,919,784	1.3
Energy	8,148	0.0 (c)
Financials	2,539,479	0.6
Health Care	4,278,251	1.1
Industrials	4,015,279	1.0
Information Technology	(2,927,821)	(0.7)
Materials	(817,112)	(0.2)
Telecommunication Services	367,318	0.1
Utilities	1,927,820	0.5
Investment Companies	240,059,285	61.0
U.S. Treasury Obligations	118,791,469	30.0

Total Investments In Securities, At Value	371,681,213	94.3
Other Assets in Excess of Liabilities (g)	22,444,265	5.7

Net Assets	$394,125,478	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 August Futures	08/2016	TRY	518,480	$(408)
MSCS	BIST 30 August Futures	08/2016	TRY	614,762	(575)
BANA	Bovespa Index August Futures	08/2016	BRL	(20,485,746)	(217,335)
CITI	Corn September Futures^	08/2016	USD	624,494	(94,519)
SOCG	Corn September Futures^	08/2016	USD	(3,047,553)	359,990
SOCG	Corn September Futures^	08/2016	USD	4,095,799	(641,824)
MACQ	Corn September Futures^	08/2016	USD	3,273,489	(513,964)
BANA	Hang Seng Index July Futures	07/2016	HKD	55,157,679	315,333
MSCS	Hang Seng Index July Futures	07/2016	HKD	14,010,278	84,115
BANA	H-SHARES Index July Futures	07/2016	HKD	(8,337,265)	(49,973)
MSCS	H-SHARES Index July Futures	07/2016	HKD	(414,851)	(2,758)
MSCS	KOSPI Index 200 September Futures	09/2016	KRW	5,724,757,166	(88,309)
BANA	MSCI Taiwan Stock Index July Futures	07/2016	USD	587,050	16,200
BANA	SGX S&P CNX Nifty Index July Futures	07/2016	USD	796,263	20,616
CITI	Soybean November Futures^	10/2016	USD	1,887,767	15,096
SOCG	Soybean November Futures^	10/2016	USD	745,513	4,099
MACQ	Soybean November Futures^	10/2016	USD	1,493,019	6,206
BANA	Swiss Market Index September Futures	09/2016	CHF	6,893,474	298,644
BANA	Taiwan Stock Exchange July Futures	07/2016	TWD	1,701,777	65
BANA	Tel Aviv 25 Index July Futures	07/2016	ILS	6,736,981	(42,721)
GSIN	WIG20 Index September Futures	09/2016	PLN	1,463,283	2,062

					$(529,960)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	JPMS	KOSPI Index 200 Futures	09/2016	$645,801	$636,150	$(9,651)
8	JPPC	LME Copper Futures^	07/2016	958,846	968,470	9,624
5	JPPC	LME Copper Futures^	07/2016	599,832	605,269	5,437
5	JPPC	LME Copper Futures^	07/2016	605,631	605,243	(388)
3	JPPC	LME Copper Futures^	07/2016	370,378	363,131	(7,247)
1	JPPC	LME Copper Futures^	07/2016	125,209	121,075	(4,134)
2	JPPC	LME Copper Futures^	07/2016	247,278	242,162	(5,116)
1	JPPC	LME Copper Futures^	08/2016	122,159	121,140	(1,019)
1	JPPC	LME Copper Futures^	09/2016	113,002	121,182	8,180
70	JPPC	LME Copper Futures^	09/2016	8,103,695	8,484,000	380,305
104	MSCL	Silver Futures^	09/2016	9,078,634	9,683,960	605,326
49	MSCL	Soybean Futures^	11/2016	2,750,103	2,825,463	75,360
265	JPMS	BIST 30 Futures	08/2016	886,912	882,565	(4,347)
16	BARC	CAC40 Index Futures	07/2016	746,009	751,789	5,780
20	BARC	DAX Index Futures	09/2016	5,315,892	5,364,809	48,917
69	BARC	FTSE 100 Index Futures	09/2016	5,527,720	5,899,468	371,748
34	JPMS	FTSE Bursa Malaysia KLCI Index Futures	07/2016	681,046	697,247	16,201

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
58	BARC	FTSE/JSE Top 40 Index Futures	09/2016	$ 1,831,374	$ 1,829,079	$ (2,295)
43	BARC	Hang Seng Index Futures	07/2016	5,543,993	5,805,036	261,043
41	BARC	IBEX 35 Index Futures	07/2016	3,692,137	3,697,901	5,764
23	BARC	KOSPI Index 200 Futures	09/2016	2,481,921	2,438,577	(43,344)
47	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	09/2016	1,158,640	1,185,377	26,737
6	BARC	MSCI Taiwan Stock Index Futures	07/2016	184,539	190,500	5,961
38	JPMS	S&P 500 E-Mini Futures	09/2016	3,947,325	3,971,380	24,055
64	JPMS	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	8,149,488	8,067,681	(81,807)
241	JPMS	SET50 Index Futures	09/2016	1,223,989	1,238,195	14,206
29	JPMS	SGX S&P CNX Nifty Index Futures	07/2016	469,806	483,459	13,653
198	JPMS	SPI 200 Index Futures	09/2016	18,926,156	19,108,290	182,134
14	JPMS	3-Month Euro Euribor Futures	09/2016	3,894,909	3,896,360	1,451
88	JPMS	3-Month Euro Euribor Futures	12/2016	24,495,269	24,498,730	3,461
88	JPMS	3-Month Euro Euribor Futures	03/2017	24,494,924	24,501,171	6,247
70	JPMS	3-Month Euro Euribor Futures	06/2017	19,480,803	19,492,481	11,678
364	JPMS	90-Day EURODollar Futures	12/2016	90,115,231	90,385,750	270,519
364	JPMS	90-Day EURODollar Futures	03/2017	90,173,427	90,367,550	194,123
364	JPMS	90-Day EURODollar Futures	06/2017	90,173,180	90,335,700	162,520
357	JPMS	Australia 3-Year Bond Futures	09/2016	30,078,512	30,135,333	56,821
1,642	GSCO	Euro-SCHATZ Futures	09/2016	203,706,621	204,205,906	499,285
63	GSCO	Euro-Bobl Futures	09/2016	9,246,847	9,340,544	93,697
419	GSCO	Long Gilt Futures	09/2016	68,506,136	71,670,917	3,164,781
156	MSCL	U.S. Treasury 10-Year Note Futures	09/2016	20,779,456	20,745,563	(33,893)
990	MSCL	U.S. Treasury 2-Year Note Futures	09/2016	215,683,742	217,134,844	1,451,102
33	MSCL	U.S. Treasury 5-Year Note Futures	09/2016	3,962,180	4,031,414	69,234

				979,278,752	987,130,861	7,852,109

Short Contracts:
24	GSCO	Brent Crude Futures^	07/2016	$(1,208,530)	$(1,193,040)	$15,490
5	MSCL	Gold 100 OZ Futures^	08/2016	(625,988)	(660,300)	(34,312)
8	JPPC	LME Copper Futures^	07/2016	(957,980)	(968,470)	(10,490)
5	JPPC	LME Copper Futures^	07/2016	(597,235)	(605,268)	(8,033)
5	JPPC	LME Copper Futures^	07/2016	(603,638)	(605,244)	(1,606)
3	JPPC	LME Copper Futures^	07/2016	(369,743)	(363,132)	6,611
1	JPPC	LME Copper Futures^	07/2016	(124,981)	(121,075)	3,906
2	JPPC	LME Copper Futures^	07/2016	(246,441)	(242,163)	4,278
1	JPPC	LME Copper Futures^	08/2016	(121,973)	(121,140)	833
1	JPPC	LME Copper Futures^	09/2016	(112,749)	(121,182)	(8,433)
1	JPPC	LME Copper Futures^	09/2016	(113,042)	(121,200)	(8,158)
422	MSCL	Natural Gas Futures^	07/2016	(11,107,147)	(12,339,280)	(1,232,133)
118	MSCL	WTI Crude Futures^	07/2016	(5,897,805)	(5,702,940)	194,865
67	BARC	Amsterdam Index Futures	07/2016	(6,244,954)	(6,473,193)	(228,239)
553	BARC	Euro Stoxx 50 Index Futures	09/2016	(17,264,176)	(17,520,900)	(256,724)
56	BARC	FTSE/MIB Index Futures	09/2016	(5,001,715)	(5,031,029)	(29,314)
59	BARC	H-SHARES Index Futures	07/2016	(3,201,917)	(3,317,662)	(115,745)
47	JPMS	MSCI Singapore Index Futures	07/2016	(1,066,969)	(1,107,052)	(40,083)
654	BARC	OMXS30 Index Futures	07/2016	(9,864,472)	(10,191,816)	(327,344)
11	BARC	TOPIX Index Futures	09/2016	(1,421,770)	(1,326,732)	95,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
80	GSCO	10-Year Japanese Government Bond Futures	09/2016	$ (11,812,970)	$ (11,839,829)	$ (26,859)
46	GSCO	10-Year Japanese Government Bond Futures	09/2016	(67,927,917)	(68,119,111)	(191,194)
416	JPMS	90-Day Sterling Futures	09/2016	(68,806,126)	(68,965,412)	(159,286)
481	JPMS	90-Day Sterling Futures	12/2016	(79,548,651)	(79,769,264)	(220,613)
481	JPMS	90-Day Sterling Futures	03/2017	(79,574,101)	(79,777,275)	(203,174)
61	JPMS	90-Day Sterling Futures	06/2017	(10,109,587)	(10,117,284)	(7,697)
440	JPMS	Australia 10-Year Bond Futures	09/2016	(44,307,728)	(44,694,152)	(386,424)
429	GSCO	Canadian 10-Year Bond Futures	09/2016	(47,987,258)	(49,157,599)	(1,170,341)
133	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(25,525,583)	(25,513,672)	11,911
133	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(25,527,155)	(25,516,245)	10,910
133	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(25,510,007)	(25,517,532)	(7,525)
464	GSCO	Euro-Bund Futures	09/2016	(83,995,294)	(86,054,098)	(2,058,804)
21	GSCO	Euro-Buxl 30-Year Bond Futures	09/2016	(4,156,582)	(4,571,460)	(414,878)
74	MSCL	U.S. Treasury Long Bond Futures	09/2016	(12,082,215)	(12,753,438)	(671,223)

				(653,024,399)	(660,499,189)	(7,474,790)

				$326,254,353	$326,631,672	$377,319

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	9,818,000	$7,128,921	$7,301,115	$172,194
Australian Dollar, Expiring 09/21/16	JPMC	AUD	14,727,000	10,693,394	10,951,673	258,279
Brazilian Real, Expiring 09/21/16*	CITI	BRL	8,416,000	2,328,302	2,557,083	228,781
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	12,624,000	3,492,458	3,835,625	343,167
Canadian Dollar, Expiring 09/21/16	CITI	CAD	12,821,600	9,861,257	9,925,782	64,525
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	19,232,400	14,791,860	14,888,675	96,815
Swiss Franc, Expiring 09/21/16	CITI	CHF	3,178,800	3,276,118	3,270,289	(5,829)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	4,768,200	4,914,183	4,905,433	(8,750)
Danish Krone, Expiring 09/21/16	CITI	DKK	224,000	34,251	33,523	(728)
Euro, Expiring 09/21/16	CITI	EUR	4,687,000	5,257,582	5,216,619	(40,963)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 09/21/16	JPMC	EUR	7,014,000	$ 7,867,706	$ 7,806,560	$ (61,146)
British Pound, Expiring 09/21/16	CITI	GBP	3,007,200	4,177,746	4,006,426	(171,320)
British Pound, Expiring 09/21/16	JPMC	GBP	4,510,800	6,266,311	6,009,638	(256,673)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	1,919,000	247,398	247,594	196
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	2,850,000	367,421	367,714	293
Hungarian Forint, Expiring 09/21/16	CITI	HUF	269,600,000	966,690	947,399	(19,291)
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	404,400,000	1,449,957	1,421,099	(28,858)
Indian Rupee, Expiring 09/21/16*	CITI	INR	136,120,000	1,986,483	1,989,067	2,584
Indian Rupee, Expiring 09/21/16*	JPMC	INR	198,180,000	2,891,910	2,895,925	4,015
Japanese Yen, Expiring 09/21/16	CITI	JPY	1,434,157,800	13,107,087	13,926,138	819,051
Japanese Yen, Expiring 09/21/16	JPMC	JPY	2,067,859,200	18,875,202	20,079,585	1,204,383
Korean Won, Expiring 09/21/16*	CITI	KRW	1,348,000,000	1,153,880	1,169,357	15,477
Korean Won, Expiring 09/21/16*	JPMC	KRW	2,022,000,000	1,730,824	1,754,036	23,212
Mexican Peso, Expiring 09/21/16	CITI	MXN	22,000,000	1,168,350	1,193,765	25,415
Mexican Peso, Expiring 09/21/16	JPMC	MXN	33,000,000	1,752,972	1,790,645	37,673
Norwegian Krone, Expiring 09/21/16	CITI	NOK	5,076,000	600,584	606,450	5,866
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	7,614,000	900,878	909,674	8,796
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	7,998,800	5,450,287	5,688,123	237,836
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	11,998,200	8,175,439	8,532,183	356,744
Poland Zloty, Expiring 09/21/16	CITI	PLN	5,992,000	1,517,815	1,516,022	(1,793)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	8,988,000	2,276,725	2,274,032	(2,693)
Turkish Lira, Expiring 09/21/16	CITI	TRY	15,992,000	5,279,162	5,457,597	178,435
Turkish Lira, Expiring 09/21/16	JPMC	TRY	23,988,000	7,918,754	8,186,393	267,639
South African Rand, Expiring 09/21/16	CITI	ZAR	7,264,000	455,800	485,273	29,473
South African Rand, Expiring 09/21/16	JPMC	ZAR	10,896,000	683,701	727,910	44,209

				$159,047,408	$162,874,422	$3,827,014

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(3,742,800)	$(2,684,919)	$(2,783,318)	$(98,399)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(5,614,200)	(4,027,374)	(4,174,977)	(147,603)
Brazilian Real, Expiring 09/21/16*	CITI	BRL	(200,000)	(55,271)	(60,767)	(5,496)
Brazilian Real, Expiring 09/21/16*	JPMC	BRL	(300,000)	(82,907)	(91,151)	(8,244)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(2,459,200)	(1,884,289)	(1,903,778)	(19,489)
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(3,688,800)	(2,826,431)	(2,855,668)	(29,237)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(19,144,600)	(19,492,411)	(19,695,599)	(203,188)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(27,974,400)	(28,464,652)	(28,779,527)	(314,875)
Danish Krone, Expiring 09/21/16	CITI	DKK	(2,597,200)	(392,046)	(388,686)	3,360
Danish Krone, Expiring 09/21/16	JPMC	DKK	(3,886,800)	(586,697)	(581,682)	5,015
Euro, Expiring 09/21/16	CITI	EUR	(2,167,800)	(2,418,631)	(2,412,755)	5,876
Euro, Expiring 09/21/16	JPMC	EUR	(2,794,200)	(3,107,985)	(3,109,936)	(1,951)
British Pound, Expiring 09/21/16	CITI	GBP	(2,346,000)	(3,446,228)	(3,125,524)	320,704
British Pound, Expiring 09/21/16	JPMC	GBP	(3,519,000)	(5,169,335)	(4,688,286)	481,049
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(3,996,000)	(515,129)	(515,574)	(445)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(2,820,000)	(363,552)	(363,844)	(292)
Hungarian Forint, Expiring 09/21/16	CITI	HUF	(68,000,000)	(243,245)	(238,959)	4,286
Hungarian Forint, Expiring 09/21/16	JPMC	HUF	(102,000,000)	(364,789)	(358,438)	6,351
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(7,796,000)	(2,033,208)	(2,023,826)	9,382
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(11,694,000)	(3,049,797)	(3,035,739)	14,058
Japanese Yen, Expiring 09/21/16	CITI	JPY	(604,354,800)	(5,775,078)	(5,868,481)	(93,403)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(906,532,200)	(8,662,606)	(8,802,722)	(140,116)
Korean Won, Expiring 09/21/16*	CITI	KRW	(6,454,800,000)	(5,444,701)	(5,599,383)	(154,682)
Korean Won, Expiring 09/21/16*	JPMC	KRW	(9,682,200,000)	(8,167,043)	(8,399,075)	(232,032)
Mexican Peso, Expiring 09/21/16	CITI	MXN	(54,156,000)	(2,889,773)	(2,938,612)	(48,839)
Mexican Peso, Expiring 09/21/16	JPMC	MXN	(81,234,000)	(4,334,653)	(4,407,917)	(73,264)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(81,766,800)	(9,854,508)	(9,768,999)	85,509
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(122,197,200)	(14,726,159)	(14,599,378)	126,781

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	(3,828,000)	$ (2,564,276)	$ (2,722,175)	$ (157,899)
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	(5,742,000)	(3,846,409)	(4,083,262)	(236,853)
Poland Zloty, Expiring 09/21/16	CITI	PLN	(2,160,000)	(541,040)	(546,498)	(5,458)
Poland Zloty, Expiring 09/21/16	JPMC	PLN	(3,240,000)	(812,010)	(819,744)	(7,734)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(13,335,200)	(1,611,286)	(1,581,651)	29,635
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(19,885,800)	(2,402,563)	(2,358,600)	43,963
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(2,388,400)	(1,737,949)	(1,771,513)	(33,564)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(3,582,600)	(2,606,902)	(2,657,268)	(50,366)
Turkish Lira, Expiring 09/21/16	CITI	TRY	(2,840,000)	(956,310)	(969,208)	(12,898)
Turkish Lira, Expiring 09/21/16	JPMC	TRY	(4,260,000)	(1,433,119)	(1,453,811)	(20,692)
New Taiwan Dollar, Expiring 09/21/16*	CITI	TWD	(57,800,000)	(1,780,103)	(1,794,938)	(14,835)
New Taiwan Dollar, Expiring 09/21/16*	JPMC	TWD	(61,200,000)	(1,885,788)	(1,900,521)	(14,733)
South African Rand, Expiring 09/21/16	CITI	ZAR	(2,800,000)	(178,481)	(187,054)	(8,573)
South African Rand, Expiring 09/21/16	JPMC	ZAR	(4,200,000)	(267,664)	(280,581)	(12,917)

				(163,687,317)	(164,699,425)	(1,012,108)

				$(4,639,909)	$(1,825,003)	$2,814,906

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-60 months maturity ranging from 07/20/2016 - 12/21/2020	$(1,469,173)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	15,733	$253,070	$(73,998)

Ireland
DCC plc	3,170	225,185	53,774
Paddy Power Betfair plc	128	14,996	(1,528)
Shire plc	670	36,176	5,232

			57,478

Luxembourg
Regus plc	28,148	109,943	(1,104)

South Africa
Mondi plc	7,243	112,309	23,298

Switzerland
Coca-Cola HBC AG	13,325	247,450	22,174
Wolseley plc	962	42,449	7,367

			29,541

United Kingdom
Aggreko plc	11,210	116,459	75,266
Amec Foster Wheeler plc	27,229	135,895	43,139
Ashtead Group plc	1,226	15,255	2,257
Aviva plc	13,329	82,681	(12,420)
Babcock International Group plc	7,753	95,514	(1,779)
Barratt Developments plc	28,553	217,309	(62,151)
Bellway plc	5,801	193,270	(46,113)
Berkeley Group Holdings plc	11,474	493,790	(106,339)
Britvic plc	9,875	92,417	(15,143)
BT Group plc	43,812	271,498	(30,681)
Bunzl plc	1,811	42,331	13,391

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Close Brothers Group plc	7,321	$121,738	$(10,764)
Compass Group plc	6,499	99,551	24,095
Daily Mail & General Trust plc	2,713	23,703	(2,045)
Direct Line Insurance Group plc	48,476	234,853	(10,741)
Dixons Carphone plc	24,565	149,510	(44,076)
DS Smith plc	14,847	72,032	4,782
easyJet plc	9,931	213,562	(69,249)
GKN plc	11,710	43,064	(727)
Greene King plc	12,813	147,810	(14,377)
Henderson Group plc	20,073	72,926	(15,859)
Howden Joinery Group plc	13,956	90,114	(18,435)
HSBC Holdings plc	6,665	43,341	(2,047)
Imperial Brands plc	5,537	260,227	40,059
Inchcape plc	12,321	116,081	(12,482)
Indivior plc	110,837	227,934	145,014
Informa plc	1,614	14,536	1,203
Inmarsat plc	3,988	55,960	(12,982)
Intermediate Capital Group plc	56,855	430,495	(57,988)
International Consolidated Airlines Group SA	47,160	348,097	(114,198)
ITV plc	38,890	130,107	(36,861)
J Sainsbury plc	80,672	272,400	(21,092)
John Wood Group plc	10,811	83,196	16,321
Jupiter Fund Management plc	10,859	56,540	(3,216)
Kingfisher plc	35,231	155,663	(4,342)
Legal & General Group plc	8,137	25,995	(5,163)
Man Group plc	40,658	83,391	(20,221)
Marks & Spencer Group plc	18,675	106,569	(26,593)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Meggitt plc	6,966	$32,935	$4,928
Merlin Entertainments plc	3,648	20,024	1,459
Micro Focus International plc	15,115	283,062	43,030
National Grid plc	37,774	481,457	74,022
Next plc	205	17,784	(4,239)
Persimmon plc	10,365	263,597	(62,602)
Playtech plc	17,917	180,102	10,507
Provident Financial plc	3,460	136,929	(30,244)
Reckitt Benckiser Group plc	1,019	90,723	11,454
Rentokil Initial plc	49,065	97,708	28,998
Rexam plc	1,142	9,250	708
Rightmove plc	3,493	177,544	(6,942)
Royal Mail plc	52,351	299,913	51,810
Sage Group plc (The)	16,241	120,077	20,303
Sky plc	25,503	359,666	(69,864)
Smith & Nephew plc	936	13,833	2,061
Sports Direct International plc	3,570	19,516	(4,230)
SSE plc	5,755	108,346	11,433
Stagecoach Group plc	6,329	22,640	(3,067)
Taylor Wimpey plc	90,030	219,958	(60,237)
Travis Perkins plc	1,727	42,101	(8,028)
United Utilities Group plc	5,302	64,071	9,416
Whitbread plc	329	17,331	(1,938)
William Hill plc	54,787	282,235	(93,518)
WM Morrison Supermarkets plc	60,705	152,524	(130)
WPP plc	10,961	209,387	19,056

			(468,411)

Total of Long Equity Positions			(433,196)

Short Positions

Common Stocks
Australia
BHP Billiton plc	(12,010)	(114,749)	(37,261)

Chile
Antofagasta plc	(18,667)	(90,127)	(26,598)

Ireland
Experian plc	(16,503)	(245,378)	(67,718)

Luxembourg
B&M European Value Retail SA	(15,513)	(56,808)	3,946

Netherlands
Royal Dutch Shell plc	(6,002)	(101,640)	(63,206)

South Africa
Investec plc	(2,317)	(12,871)	(1,531)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

United Kingdom
AA plc	(20,308)	$(75,245)	$10,226
Aberdeen Asset Management plc	(29,637)	(86,592)	(24,603)
Admiral Group plc	(1,846)	(39,246)	(10,947)
ARM Holdings plc	(8,555)	(106,307)	(23,641)
ASOS plc	(5,712)	(226,588)	(78,543)
Associated British Foods plc	(5,625)	(226,888)	21,922
AstraZeneca plc	(1,881)	(106,808)	(5,644)
Auto Trader Group plc	(2,804)	(14,815)	1,560
Barclays plc	(31,526)	(69,795)	11,160
Booker Group plc	(64,010)	(131,399)	(16,835)
BP plc	(45,425)	(193,735)	(72,161)
British American Tobacco plc	(1,063)	(50,227)	(18,687)
BTG plc	(27,249)	(214,064)	(49,115)
Burberry Group plc	(7,168)	(110,775)	(727)
Capita plc	(8,992)	(136,722)	20,856
Centrica plc	(126,668)	(348,560)	(34,483)
Croda International plc	(621)	(24,472)	(1,597)
Diageo plc	(20,833)	(502,232)	(79,751)
Drax Group plc	(22,768)	(61,449)	(37,368)
G4S plc	(46,352)	(123,619)	10,040
GlaxoSmithKline plc	(13,010)	(235,528)	(43,862)
Halma plc	(2,556)	(27,517)	(7,247)
Hargreaves Lansdown plc	(13,880)	(223,148)	(8,385)
ICAP plc	(16,908)	(102,738)	7,602
IMI plc	(5,036)	(52,126)	(13,137)
InterContinental Hotels Group plc	(5,705)	(208,133)	(2,269)
Intertek Group plc	(4,409)	(156,422)	(49,008)
Johnson Matthey plc	(410)	(13,011)	(2,367)
Just Eat plc	(2,368)	(13,917)	399
Lloyds Banking Group plc	(160,136)	(137,203)	21,218
Old Mutual plc	(79,497)	(158,950)	(55,808)
Pearson plc	(9,550)	(97,392)	(26,836)
Pennon Group plc	(23,826)	(276,984)	(24,351)
Petrofac Ltd.	(18,575)	(173,343)	(19,737)
Prudential plc	(5,124)	(91,019)	4,070
Rio Tinto plc	(3,607)	(84,935)	(27,122)
Rolls-Royce Holdings plc (3)	(349,746)	45	(511)
Rolls-Royce Holdings plc (3)	(9,409)	2	(14)
Rolls-Royce Holdings plc	(4,926)	(35,169)	(11,850)
Rotork plc	(13,065)	(27,158)	(10,665)
Royal Bank of Scotland Group plc	(85,620)	(295,271)	101,243
RSA Insurance Group plc	(28,262)	(149,807)	(39,615)
SABMiller plc	(5,484)	(296,934)	(22,888)
Serco Group plc	(403,336)	(430,653)	(169,595)
Severn Trent plc	(4,422)	(123,350)	(20,936)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Smiths Group plc	(1,090)	$(12,731)	$(4,113)
Spectris plc	(1,261)	(26,020)	(4,675)
Spirax-Sarco Engineering plc	(813)	(31,491)	(9,219)
St. James’s Place plc	(6,530)	(77,302)	8,438
Standard Chartered plc	(51,123)	(335,803)	(52,066)
Standard Life plc	(55,243)	(265,759)	47,806
Tate & Lyle plc	(13,968)	(111,205)	(13,683)
Tesco plc	(295,200)	(641,070)	(52,235)
Thomas Cook Group plc	(62,485)	(91,972)	39,462
UBM plc	(2,941)	(22,372)	(2,851)
Vodafone Group plc	(28,973)	(85,025)	(3,309)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Weir Group plc (The)	(3,689)	$(38,429)	$(32,818)

			(879,272)

Total of Short Equity Positions			(1,071,640)

Total of Long and Short Equity Positions			(1,504,836)

Net Cash and Other Receivables/ (Payables) (b)			35,663

Swaps, at Value			$(1,469,173)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

Total Return Basket Swaps Outstanding at June 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	55-60 months maturity 12/22/2020	$(50,276)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	1,715	$93,896	$29,670

Ireland
Accenture plc	2,392	242,501	28,489
XL Group plc	1,345	47,586	(2,784)

			25,705

Netherlands
Frank’s International NV	2,142	29,457	1,838

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore
Broadcom Ltd.	1,118	$134,238	$39,499
Flextronics International Ltd.	20,622	192,175	51,165

			90,664

Sweden
Autoliv, Inc.	283	29,766	642

Switzerland
Allied World Assurance Co. Holdings AG	3,347	116,409	1,205
Chubb Ltd.	200	22,174	3,968

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
TE Connectivity Ltd.	1,300	$71,994	$2,249
Transocean Ltd.	28,632	355,733	(15,298)

			(7,876)

United Kingdom
Noble Corp. plc	23,804	231,962	(35,817)
STERIS plc	2,931	196,611	4,895
Willis Towers Watson plc	127	14,072	1,716

			(29,206)

United States
3M Co.	475	65,735	17,447
Aaron’s, Inc.	8,034	180,726	(4,862)
Abbott Laboratories	8,640	349,892	(10,254)
AbbVie, Inc.	1,972	108,440	13,646
Abercrombie & Fitch Co.	4,943	134,765	(46,730)
ACI Worldwide, Inc.	4,132	74,202	6,413
Activision Blizzard, Inc.	9,926	348,763	44,604
Acuity Brands, Inc.	200	41,302	8,290
Adobe Systems, Inc.	840	72,312	8,152
Aetna, Inc.	5,910	619,604	102,184
Aflac, Inc.	8,684	490,559	136,078
AGCO Corp.	10,479	467,468	26,407
Air Lease Corp.	6,016	149,983	11,125
Air Products & Chemicals, Inc.	221	26,429	4,961
Akamai Technologies, Inc.	1,206	54,810	12,642
Alaska Air Group, Inc.	4,550	305,078	(39,858)
Albemarle Corp.	733	58,951	(817)
Alleghany Corp.	54	25,013	4,665
Allstate Corp. (The)	2,544	148,671	29,281
Alphabet, Inc.	254	182,671	(3,974)
Amazon.com, Inc.	130	74,682	18,348
AMC Networks, Inc.	3,468	254,031	(44,494)
Amdocs Ltd.	10,522	556,945	50,384
AMERCO	894	316,174	18,674
Ameren Corp.	17,443	754,291	180,305
American Airlines Group, Inc.	5,938	230,751	(62,646)
American Eagle Outfitters, Inc.	27,593	399,082	40,474
American Electric Power Co., Inc.	18,456	1,100,447	193,134
American Financial Group, Inc.	4,026	272,790	24,852
American International Group, Inc.	2,115	118,778	(6,916)
Ameriprise Financial, Inc.	2,307	213,490	(6,206)
AmerisourceBergen Corp.	3,229	298,812	(42,687)
Amgen, Inc.	1,945	294,664	1,268
Amsurg Corp.	1,766	128,472	8,464
AmTrust Financial Services, Inc.	16,014	444,759	(52,416)
Analog Devices, Inc.	739	36,499	5,358

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Antero Resources Corp.	15,576	$380,251	$24,414
Anthem, Inc.	5,923	810,563	(32,636)
AO Smith Corp.	6,451	415,503	152,895
Apple, Inc.	1,882	181,914	(1,995)
AptarGroup, Inc.	296	21,146	2,277
Arch Capital Group Ltd.	2,493	166,408	13,088
Archer-Daniels-Midland Co.	7,204	219,794	89,186
Armstrong World Industries, Inc.	1,247	31,874	16,946
Arrow Electronics, Inc.	4,959	270,059	36,903
Ashland, Inc.	480	46,195	8,894
Aspen Insurance Holdings Ltd.	5,897	267,740	5,763
Associated Banc-Corp.	856	14,203	477
Assurant, Inc.	3,938	310,277	29,611
Assured Guaranty Ltd.	14,490	342,833	24,778
AT&T, Inc.	6,396	237,584	38,787
Atmos Energy Corp.	4,258	306,255	40,006
AutoNation, Inc.	2,659	118,914	6,006
AutoZone, Inc.	295	211,134	23,048
Avery Dennison Corp.	3,651	215,299	57,613
Avnet, Inc.	9,145	350,081	20,383
Axis Capital Holdings Ltd.	6,752	359,650	11,710
Bank of Hawaii Corp.	638	40,117	3,777
Bank of New York Mellon Corp. (The)	9,196	330,412	26,852
Baxter International, Inc.	6,707	289,405	13,886
BB&T Corp.	1,617	53,232	4,350
Becton Dickinson and Co.	597	85,073	16,173
Bed Bath & Beyond, Inc.	791	34,187	—
Bemis Co., Inc.	7,053	311,672	51,487
Best Buy Co., Inc.	9,251	239,323	43,757
Big Lots, Inc.	4,036	146,338	55,906
Bio-Rad Laboratories, Inc.	2,239	281,709	38,513
Boeing Co. (The)	3,128	394,316	11,918
BOK Financial Corp.	4,504	212,249	70,151
Booz Allen Hamilton Holding Corp.	2,000	59,400	(120)
Boston Beer Co., Inc. (The)	189	32,471	(146)
Boston Scientific Corp.	6,332	111,253	36,726
Brinker International, Inc.	7,215	347,979	(19,481)
Bristol-Myers Squibb Co.	758	47,913	7,838
Broadridge Financial Solutions, Inc.	4,305	218,737	61,949
Brocade Communications Systems, Inc.	34,128	269,166	44,129
Bruker Corp.	2,713	72,099	(10,405)
Brunswick Corp.	6,867	291,672	19,541

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bunge Ltd.	1,555	$94,622	$(2,644)
CA, Inc.	6,672	174,139	44,903
Cabot Corp.	5,004	221,010	7,473
Cadence Design Systems, Inc.	10,747	203,319	57,833
Campbell Soup Co.	3,364	204,218	19,588
Capital One Financial Corp.	6,622	411,822	8,741
Cardinal Health, Inc.	3,793	310,644	(14,752)
Carlisle Cos., Inc.	3,124	245,234	84,910
Carnival Corp.	11,342	555,563	(54,247)
Carter’s, Inc.	2,087	192,011	30,191
Casey’s General Stores, Inc.	3,902	438,816	74,336
Catalent, Inc.	2,732	65,349	(2,541)
CDK Global, Inc.	720	30,226	9,727
CDW Corp.	4,292	160,314	11,710
Celanese Corp.	5,599	339,523	26,931
Centene Corp.	885	54,922	8,241
CenturyLink, Inc.	11,481	315,062	18,001
Charles River Laboratories International, Inc.	5,250	397,950	34,860
Cheesecake Factory, Inc. (The)	5,716	271,091	4,078
Church & Dwight Co., Inc.	3,863	308,419	89,046
Cinemark Holdings, Inc.	7,196	217,110	45,256
Cintas Corp.	4,572	381,112	67,539
Cisco Systems, Inc.	20,348	485,300	98,484
Citigroup, Inc.	2,156	90,423	970
Citrix Systems, Inc.	3,071	203,780	42,177
Clorox Co. (The)	3,672	463,167	45,001
CME Group, Inc.	479	41,418	5,237
CMS Energy Corp.	4,784	178,540	40,854
Cognizant Technology Solutions Corp.	2,047	122,697	(5,527)
Comcast Corp.	4,635	251,449	50,707
Commerce Bancshares, Inc.	6,102	252,149	40,137
Commercial Metals Co.	35,194	461,680	133,099
Community Health Systems, Inc.	4,629	81,748	(25,969)
Computer Sciences Corp.	9,560	286,525	188,129
ConAgra Foods, Inc.	2,139	83,143	19,123
Concho Resources, Inc.	1,095	97,492	33,109
ConocoPhillips	4,882	177,705	35,150
Consolidated Edison, Inc.	16,643	1,161,055	177,707
Constellation Brands, Inc.	2,513	369,275	46,375
Convergys Corp.	20,473	475,152	36,673
Cooper Cos., Inc. (The)	108	13,855	4,674
Copart, Inc.	1,067	35,607	16,687
CoreLogic, Inc.	3,794	122,129	23,864

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Costco Wholesale Corp.	508	$76,439	$3,338
Coty, Inc.	5,291	117,629	19,884
CR Bard, Inc.	1,729	308,955	97,637
Cracker Barrel Old Country Store, Inc.	2,033	252,844	95,754
Crane Co.	585	26,931	6,250
Credit Acceptance Corp.	231	41,328	1,425
Crown Holdings, Inc.	5,285	236,927	30,864
CST Brands, Inc.	6,066	224,416	36,907
CSX Corp.	2,203	50,074	7,380
Cummins, Inc.	3,276	273,612	94,742
Curtiss-Wright Corp.	496	43,261	(1,473)
CVR Energy, Inc.	3,349	98,842	(46,932)
CVS Health Corp.	1,465	139,263	996
Danaher Corp.	3,070	262,823	47,247
Darden Restaurants, Inc.	7,235	440,105	18,160
Dean Foods Co.	20,646	378,762	(5,276)
Deckers Outdoor Corp.	1,412	59,685	21,533
Delta Air Lines, Inc.	13,897	645,077	(138,810)
Deluxe Corp.	5,897	309,734	81,650
DENTSPLY SIRONA, Inc.	5,666	324,038	27,481
Diamond Offshore Drilling, Inc.	10,533	259,929	(3,661)
Dick’s Sporting Goods, Inc.	5,117	175,820	54,752
Dillard’s, Inc.	908	57,313	(2,288)
Discover Financial Services	2,121	103,285	10,380
Dollar General Corp.	488	34,326	11,546
Dow Chemical Co. (The)	12,134	511,494	91,687
DR Horton, Inc.	19,638	539,040	79,164
Dr. Pepper Snapple Group, Inc.	5,858	531,321	34,738
Dril-Quip, Inc.	3,931	214,373	15,315
DST Systems, Inc.	2,761	295,785	25,679
DTE Energy Co.	6,193	509,250	104,600
Duke Energy Corp.	709	52,973	7,852
Dun & Bradstreet Corp. (The)	398	38,196	10,296
East West Bancorp, Inc.	1,891	65,383	(748)
Eastman Chemical Co.	3,253	220,171	708
eBay, Inc.	13,218	340,628	(31,194)
Edison International	9,054	544,326	158,898
Edwards Lifesciences Corp.	1,286	98,558	29,695
Electronic Arts, Inc.	3,914	263,686	32,838
Eli Lilly & Co.	3,707	308,534	(16,607)
Endurance Specialty Holdings Ltd.	1,821	109,825	12,474
EOG Resources, Inc.	883	53,845	19,815
EP Energy Corp.	51,144	175,567	89,359
EQT Corp.	2,049	121,624	37,030
Equifax, Inc.	4,980	517,223	122,209
Everest Re Group Ltd.	500	85,620	5,715

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Exelon Corp.	20,580	$636,021	$112,268
Expedia, Inc.	982	102,746	1,641
Expeditors International of Washington, Inc.	6,706	297,465	31,397
Express Scripts Holding Co.	1,339	98,391	3,105
Facebook, Inc.	1,120	134,364	(6,370)
FactSet Research Systems, Inc.	1,335	194,510	20,986
Fair Isaac Corp.	1,074	91,623	29,750
FedEx Corp.	1,397	227,864	(15,827)
Fidelity National Information Services, Inc.	1,133	66,518	16,961
Fifth Third Bancorp	10,182	172,358	6,744
First American Financial Corp.	6,808	226,364	47,454
First Solar, Inc.	7,206	449,151	(99,804)
FirstEnergy Corp.	2,936	99,790	2,706
Fiserv, Inc.	1,814	161,519	35,718
Flowers Foods, Inc.	11,440	231,130	(16,630)
FNF Group	9,667	307,604	54,909
Foot Locker, Inc.	6,452	405,766	(51,810)
Fortune Brands Home & Security, Inc.	4,829	277,775	2,162
FTI Consulting, Inc.	1,517	47,315	14,396
Fulton Financial Corp.	8,771	110,811	7,598
GameStop Corp.	13,567	347,395	13,216
Gannett Co., Inc.	12,899	200,063	(21,928)
GATX Corp.	1,956	78,896	7,109
General Dynamics Corp.	3,261	415,386	38,675
General Mills, Inc.	2,356	130,566	37,464
General Motors Co.	9,356	275,066	(10,292)
Genpact Ltd.	15,653	371,642	48,485
Gilead Sciences, Inc.	4,287	386,038	(28,416)
Global Payments, Inc.	4,549	260,729	63,979
Goodyear Tire & Rubber Co. (The)	15,931	441,319	(32,529)
Graham Holdings Co.	458	199,015	25,195
Graphic Packaging Holding Co.	7,839	93,990	4,311
Great Plains Energy, Inc.	11,967	367,736	(3,940)
Guess?, Inc.	9,111	163,936	(26,815)
Hanover Insurance Group, Inc. (The)	6,668	534,757	29,489
Harris Corp.	1,924	164,376	(3,837)
Hartford Financial Services Group, Inc. (The)	6,872	268,764	36,215
Hasbro, Inc.	3,547	253,417	44,495
HCA Holdings, Inc.	3,196	202,850	43,274
HD Supply Holdings, Inc.	2,950	106,796	(4,077)
Helmerich & Payne, Inc.	3,277	144,004	75,981
Herman Miller, Inc.	14,381	355,863	73,986
Hess Corp.	2,823	103,785	65,877
Hill-Rom Holdings, Inc.	2,466	118,220	6,190

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HollyFrontier Corp.	10,001	$337,066	$(99,342)
Hologic, Inc.	1,807	65,472	(2,950)
Home Depot, Inc. (The)	839	101,224	5,908
Honeywell International, Inc.	1,181	127,800	9,574
Hormel Foods Corp.	14,008	538,680	(25,987)
HP, Inc.	15,190	148,254	42,380
HSN, Inc.	416	19,764	591
Huntington Bancshares, Inc.	10,077	95,530	(5,442)
Huntington Ingalls Industries, Inc.	5,218	644,098	232,683
IAC/InterActiveCorp.	1,124	58,639	4,642
IDACORP, Inc.	4,445	303,582	58,019
Illinois Tool Works, Inc.	621	55,756	8,927
Ingram Micro, Inc.	225	6,180	1,645
Ingredion, Inc.	6,565	596,460	253,117
Integrated Device Technology, Inc.	7,679	161,605	(7,027)
Intel Corp.	4,894	146,379	14,144
Intercontinental Exchange, Inc.	1,648	405,250	16,572
InterDigital, Inc.	2,317	100,071	28,939
International Business Machines Corp.	1,177	150,785	27,860
International Flavors & Fragrances, Inc.	721	81,819	9,077
International Game Technology plc	11,875	168,971	53,566
Interpublic Group of Cos., Inc. (The)	9,452	207,644	10,697
Intrexon Corp.	5,604	138,714	(800)
Ionis Pharmaceuticals, Inc.	4,169	89,338	7,758
ITT, Inc.	12,686	392,021	13,678
j2 Global, Inc.	2,355	163,273	(14,508)
Jabil Circuit, Inc.	24,859	472,374	(13,228)
Jack Henry & Associates, Inc.	3,465	264,694	37,696
Jack in the Box, Inc.	234	16,778	3,327
Jacobs Engineering Group, Inc.	655	34,328	(1,703)
JetBlue Airways Corp.	27,128	567,174	(117,935)
JM Smucker Co. (The)	1,108	137,573	31,298
John Wiley & Sons, Inc.	3,820	159,673	39,655
Johnson & Johnson	2,190	217,869	47,778
JPMorgan Chase & Co.	6,292	364,035	26,950
Juniper Networks, Inc.	10,002	255,791	(30,846)
Juno Therapeutics, Inc.	1,979	88,047	(11,974)
KAR Auction Services, Inc.	414	13,889	3,392
KB Home	18,123	244,169	31,481
KeyCorp.	5,146	58,304	(1,441)
Kimberly-Clark Corp.	2,675	341,620	26,139
Kohl’s Corp.	1,066	49,441	(9,018)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kroger Co. (The)	14,351	$543,425	$(15,452)
L Brands, Inc.	926	86,257	(24,095)
L-3 Communications Holdings, Inc.	482	67,516	3,188
Lam Research Corp.	4,742	343,380	55,232
Lancaster Colony Corp.	1,353	152,236	20,420
Laredo Petroleum, Inc.	10,130	70,520	35,642
Las Vegas Sands Corp.	1,977	82,560	3,420
Lear Corp.	6,577	674,471	(5,196)
Leggett & Platt, Inc.	1,897	72,655	24,301
Leidos Holdings, Inc.	833	39,140	736
Lennar Corp.	1,499	62,697	6,407
Lennox International, Inc.	1,129	136,012	24,983
Level 3 Communications, Inc.	2,322	121,732	(2,173)
Liberty Interactive Corp. QVC Group	601	15,187	60
LifePoint Health, Inc.	2,819	190,690	(6,411)
Lockheed Martin Corp.	949	204,310	31,203
Lowe’s Cos., Inc.	1,757	122,178	16,924
LyondellBasell Industries NV	7,645	565,922	3,019
Mallinckrodt plc	1,252	80,666	(4,570)
Manhattan Associates, Inc.	2,895	159,569	26,088
ManpowerGroup, Inc.	5,577	413,376	(54,552)
Marathon Petroleum Corp.	7,924	325,932	(25,137)
MarketAxess Holdings, Inc.	1,052	132,650	20,311
Marriott International, Inc.	550	32,109	4,444
Masco Corp.	9,906	278,361	28,130
Mattel, Inc.	1,949	61,714	(730)
McCormick & Co., Inc.	351	28,529	8,912
McKesson Corp.	557	94,420	9,544
MDC Holdings, Inc.	2,388	50,772	7,352
MEDNAX, Inc.	1,225	82,112	6,615
Memorial Resource Development Corp.	13,522	135,080	79,649
Mentor Graphics Corp.	14,963	248,045	70,068
Merck & Co., Inc.	2,983	152,821	19,029
Meredith Corp.	667	34,654	(30)
MetLife, Inc.	9,407	402,055	(27,374)
Microsoft Corp.	4,300	217,408	2,623
Minerals Technologies, Inc.	2,923	108,239	57,788
Mohawk Industries, Inc.	556	90,817	14,690
Molina Healthcare, Inc.	9,534	518,164	(42,417)
Molson Coors Brewing Co.	1,003	99,963	1,471
Mondelez International, Inc.	2,642	109,214	11,024
Monster Beverage Corp.	153	21,093	3,496
Morgan Stanley	6,150	161,010	(1,233)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mosaic Co. (The)	3,135	$77,842	$4,232
MSC Industrial Direct Co., Inc.	1,546	110,031	(945)
MSCI, Inc.	3,553	236,690	37,317
MSG Networks, Inc.	12,236	216,825	(29,125)
Murphy Oil Corp.	2,578	85,580	(3,729)
Murphy USA, Inc.	4,645	263,815	80,658
Mylan NV	5,474	273,156	(36,461)
Nasdaq, Inc.	10,156	606,238	50,550
NeuStar, Inc.	11,258	248,463	16,213
Newfield Exploration Co.	5,464	140,506	100,893
NewMarket Corp.	62	22,418	3,274
NextEra Energy, Inc.	2,860	308,337	64,607
Nielsen Holdings plc	1,635	84,769	202
NIKE, Inc.	2,932	172,364	(10,518)
NiSource, Inc.	28,215	566,447	181,815
Northern Trust Corp.	1,672	106,891	3,896
Northrop Grumman Corp.	3,563	665,390	126,593
Norwegian Cruise Line Holdings Ltd.	1,674	78,986	(12,294)
Nu Skin Enterprises, Inc.	5,088	154,820	80,195
Nuance Communications, Inc.	16,215	293,541	(40,100)
NVIDIA Corp.	6,938	193,233	132,923
NVR, Inc.	223	344,049	52,967
Oceaneering International, Inc.	4,193	142,122	(16,919)
Old Republic International Corp.	22,673	410,419	26,943
Omnicom Group, Inc.	2,192	152,524	26,102
ON Semiconductor Corp.	6,840	55,199	5,130
ONE Gas, Inc.	6,134	344,427	64,036
OneMain Holdings, Inc.	2,015	54,831	(8,849)
Oracle Corp.	2,300	79,465	14,674
Orbital ATK, Inc.	1,456	125,241	(1,277)
O’Reilly Automotive, Inc.	744	175,353	26,345
Oshkosh Corp.	3,745	127,315	51,359
Owens & Minor, Inc.	2,482	95,055	(2,278)
Owens Corning	14,180	617,183	113,371
PACCAR, Inc.	4,708	212,001	32,203
Packaging Corp. of America	3,048	186,502	17,501
Panera Bread Co.	126	23,848	2,856
PAREXEL International Corp.	1,106	71,425	(1,880)
Parker-Hannifin Corp.	728	63,969	14,691
Patterson-UTI Energy, Inc.	12,613	152,234	116,675
PBF Energy, Inc.	6,748	216,165	(55,697)
Penske Automotive Group, Inc.	2,823	91,473	(2,661)
People’s United Financial, Inc.	14,514	209,872	2,903
PepsiCo, Inc.	2,037	195,083	20,716

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pfizer, Inc.	12,026	$369,078	$54,358
PG&E Corp.	11,977	634,541	131,028
Phillips 66	2,837	223,187	1,901
Pilgrim’s Pride Corp.	12,136	274,392	34,834
Pinnacle Foods, Inc.	6,767	278,936	34,309
Pinnacle West Capital Corp.	11,833	805,379	153,804
Plantronics, Inc.	2,107	89,836	2,872
PNC Financial Services Group, Inc. (The)	7,588	647,484	(29,897)
PNM Resources, Inc.	9,812	296,749	50,988
Polycom, Inc.	3,693	37,312	4,234
Popular, Inc.	8,000	200,099	34,301
Post Holdings, Inc.	4,060	273,962	61,759
PPG Industries, Inc.	400	36,640	5,020
PPL Corp.	5,161	178,319	16,508
Prestige Brands Holdings, Inc.	1,076	60,768	(1,158)
Procter & Gamble Co. (The)	3,401	273,907	14,055
Progressive Corp. (The)	11,746	376,992	16,499
Prudential Financial, Inc.	3,612	251,626	6,054
Public Service Enterprise Group, Inc.	25,816	1,028,251	175,032
PVH Corp.	950	63,090	26,429
QEP Resources, Inc.	10,712	119,679	69,173
Quest Diagnostics, Inc.	1,381	90,767	21,660
Quintiles Transnational Holdings, Inc.	8,332	530,373	13,873
Rackspace Hosting, Inc.	6,306	115,526	16,017
Ralph Lauren Corp.	417	44,999	(7,628)
Raytheon Co.	3,818	461,397	57,661
Red Hat, Inc.	490	33,957	1,617
Regal Entertainment Group	1,885	33,647	7,898
Regeneron Pharmaceuticals, Inc.	192	85,660	(18,608)
Reinsurance Group of America, Inc.	3,858	311,341	62,847
Reliance Steel & Aluminum Co.	7,838	406,159	196,583
RenaissanceRe Holdings Ltd.	613	68,015	3,976
Republic Services, Inc.	16,676	745,450	110,195
Rockwell Automation, Inc.	1,080	98,561	25,445
Ross Stores, Inc.	1,600	84,128	6,576
Rowan Cos. plc	29,390	420,353	98,675
Royal Caribbean Cruises Ltd.	5,905	463,132	(66,611)
Ryder System, Inc.	6,146	293,717	82,049
S&P Global, Inc.	619	51,581	14,813
Sabre Corp.	1,430	36,494	1,816
SCANA Corp.	9,441	584,217	130,089
Science Applications International Corp.	1,458	78,813	6,261

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scotts Miracle-Gro Co. (The)	1,393	$91,882	$5,502
Scripps Networks Interactive, Inc.	1,386	89,578	(3,271)
SEI Investments Co.	1,014	45,518	3,265
Sensient Technologies Corp.	2,581	143,529	39,825
Service Corp. International	4,774	113,573	15,515
ServiceMaster Global Holdings, Inc.	800	30,984	856
Skechers U.S.A., Inc.	13,361	365,958	31,131
Skyworks Solutions, Inc.	2,212	133,561	6,415
SM Energy Co.	2,997	37,880	43,039
Snap-on, Inc.	1,448	225,149	3,375
Sonoco Products Co.	4,466	170,294	51,488
Southern Co. (The)	10,863	520,541	62,042
Southwest Airlines Co.	4,274	169,250	(1,667)
Spectrum Brands Holdings, Inc.	1,905	189,085	38,200
Spirit AeroSystems Holdings, Inc.	16,922	742,854	(15,208)
SS&C Technologies Holdings, Inc.	3,026	95,697	(10,727)
Stanley Black & Decker, Inc.	2,995	293,535	39,569
Starbucks Corp.	611	35,774	(874)
State Street Corp.	2,004	111,302	(3,246)
Stryker Corp.	1,917	175,521	54,194
SunTrust Banks, Inc.	9,768	362,588	38,681
SUPERVALU, Inc.	22,731	93,652	13,639
Synaptics, Inc.	1,557	101,766	(18,077)
Synchrony Financial	7,186	204,868	(23,206)
SYNNEX Corp.	3,471	309,075	20,045
Synopsys, Inc.	5,538	225,341	74,154
Sysco Corp.	1,156	51,595	7,060
Talen Energy Corp.	3,952	24,384	29,166
Target Corp.	3,619	250,580	2,099
Tech Data Corp.	9,522	600,488	83,668
Teekay Corp.	25,973	166,619	18,568
TEGNA, Inc.	12,865	298,486	(404)
Teledyne Technologies, Inc.	1,428	110,425	31,019
Teleflex, Inc.	2,836	380,390	122,461
Teradyne, Inc.	14,815	295,528	(3,821)
Tesoro Corp.	5,437	479,441	(72,101)
Texas Instruments, Inc.	274	13,356	3,810
Textron, Inc.	7,252	250,388	14,745
Thermo Fisher Scientific, Inc.	627	93,136	(490)
Thomson Reuters Corp.	3,084	109,204	15,451
Thor Industries, Inc.	3,076	154,086	45,054
Time Warner, Inc.	980	67,792	4,277
Time, Inc.	2,659	36,216	7,552
TJX Cos., Inc. (The)	473	32,500	4,030

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TopBuild Corp.	5,867	$161,462	$50,935
Torchmark Corp.	5,189	274,342	46,442
Toro Co. (The)	1,622	121,575	21,486
Total System Services, Inc.	10,724	475,126	94,425
Travelers Cos., Inc. (The)	5,327	563,606	70,520
Trinity Industries, Inc.	20,737	405,088	(20,002)
Trustmark Corp.	5,713	118,496	23,472
Tupperware Brands Corp.	2,058	100,863	14,962
Tyler Technologies, Inc.	724	113,718	6,980
Tyson Foods, Inc.	18,440	976,209	255,399
UGI Corp.	9,161	320,928	93,607
Ulta Salon Cosmetics & Fragrance, Inc.	160	28,220	10,763
United Continental Holdings, Inc.	7,929	351,968	(26,561)
United Parcel Service, Inc.	5,023	509,167	31,911
United Therapeutics Corp.	4,166	534,037	(92,775)
UnitedHealth Group, Inc.	4,610	518,994	131,938
Universal Health Services, Inc.	1,883	205,108	47,403
Unum Group	6,817	213,195	3,517
US Bancorp.	4,438	173,659	5,326
Valero Energy Corp.	9,804	652,358	(152,354)
Validus Holdings Ltd.	7,729	334,280	41,272
Valmont Industries, Inc.	572	56,599	20,775
Vantiv, Inc.	2,241	97,973	28,868
Varian Medical Systems, Inc.	394	29,920	2,478
Vectren Corp.	900	37,314	10,089
VeriSign, Inc.	2,972	221,711	35,248
Verizon Communications, Inc.	3,521	162,165	34,448
Visa, Inc.	643	45,904	1,788
Vishay Intertechnology, Inc.	9,619	104,566	14,613
Vista Outdoor, Inc.	1,186	56,567	41
VMware, Inc.	1,107	49,891	13,452
Voya Financial, Inc.	3,300	99,561	(17,853)
VWR Corp.	7,114	185,717	19,878
Wabtec Corp.	547	34,472	3,944
Wal-Mart Stores, Inc.	4,788	299,537	50,082
Walt Disney Co. (The)	2,094	198,609	6,226
Waste Management, Inc.	12,562	661,012	171,471
Waters Corp.	1,469	184,874	21,741
WebMD Health Corp.	1,539	98,890	(9,458)
WellCare Health Plans, Inc.	5,635	497,512	107,010
Wells Fargo & Co.	6,055	291,912	(5,328)
Werner Enterprises, Inc.	15,920	349,121	16,561
West Pharmaceutical Services, Inc.	2,709	164,810	40,749

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Refining, Inc.	6,309	$205,792	$(75,638)
Western Union Co. (The)	2,631	43,254	7,209
Westlake Chemical Corp.	3,898	169,287	(1,985)
WGL Holdings, Inc.	5,748	360,227	46,674
Whirlpool Corp.	2,355	299,580	92,858
White Mountains Insurance Group Ltd.	80	58,758	8,602
Woodward, Inc.	3,587	177,480	29,275
World Fuel Services Corp.	4,877	183,083	48,526
WPX Energy, Inc.	4,861	41,816	3,440
WR Berkley Corp.	1,544	83,879	8,638
Wyndham Worldwide Corp.	1,307	84,797	8,301
Xcel Energy, Inc.	24,889	928,246	186,284
Xilinx, Inc.	1,242	53,145	4,148
Xylem, Inc.	1,124	48,371	1,816

			11,584,107

Total of Long Equity Positions			11,695,544

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(2,603)	(150,748)	(41,510)

Ireland
Alkermes plc	(6,119)	(250,020)	(14,443)
Allegion plc	(5,184)	(303,745)	(56,181)
Endo International plc	(13,604)	(492,592)	280,506
Jazz Pharmaceuticals plc	(1,315)	(158,694)	(27,128)
Medtronic plc	(2,837)	(211,583)	(34,583)
Perrigo Co. plc	(1,414)	(161,452)	33,245

			181,416

Netherlands
Chicago Bridge & Iron Co. NV	(10,584)	(403,295)	36,771
Core Laboratories NV	(392)	(35,965)	(12,600)
QIAGEN NV	(9,308)	(206,967)	3,959
Sensata Technologies Holding NV	(8,290)	(289,321)	83

			28,213

Norway
Golar LNG Ltd.	(26,703)	(371,394)	(42,503)

Switzerland
Garmin Ltd.	(2,524)	(85,443)	(21,625)
Weatherford International plc	(83,550)	(501,667)	37,964

			16,339

United Kingdom
Aon plc	(4,801)	(412,628)	(111,786)
Delphi Automotive plc	(1,515)	(103,957)	9,118

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Ensco plc	(23,909)	$(222,363)	$(9,794)
Liberty Global plc	(7,965)	(246,131)	14,668
Liberty Global plc LiLAC	(992)	(30,654)	(1,348)
LivaNova plc	(3,250)	(174,033)	10,785
Michael Kors Holdings Ltd.	(1,098)	(41,141)	(13,188)
Pentair plc	(5,994)	(266,623)	(82,767)

			(184,312)

United States
3D Systems Corp.	(2,525)	(33,102)	(1,465)
Acadia Healthcare Co., Inc.	(7,431)	(436,312)	24,635
Acxiom Corp.	(4,788)	(87,149)	(18,139)
Advance Auto Parts, Inc.	(326)	(49,686)	(3,006)
Advanced Micro Devices, Inc.	(49,361)	(106,297)	(147,418)
AECOM	(4,378)	(112,646)	(26,443)
AES Corp.	(29,626)	(264,047)	(105,685)
Agilent Technologies, Inc.	(5,311)	(197,569)	(38,027)
Agios Pharmaceuticals, Inc.	(4,766)	(204,768)	5,096
Akorn, Inc.	(12,031)	(306,621)	(36,082)
Alcoa, Inc.	(51,539)	(364,261)	(113,506)
Alexion Pharmaceuticals, Inc.	(1,478)	(231,676)	59,105
Align Technology, Inc.	(2,953)	(176,501)	(61,363)
Allegheny Technologies, Inc.	(18,361)	(190,658)	(43,445)
Allergan plc	(610)	(146,352)	5,387
Alliance Data Systems Corp.	(959)	(241,639)	53,752
Alliant Energy Corp.	(700)	(22,078)	(5,712)
Allison Transmission Holdings, Inc.	(5,123)	(118,195)	(26,427)
Allscripts Healthcare Solutions, Inc.	(5,668)	(80,769)	8,785
Ally Financial, Inc.	(901)	(14,124)	(1,256)
Alnylam Pharmaceuticals, Inc.	(7,446)	(486,799)	73,621
American Express Co.	(4,722)	(280,763)	(6,146)
AMETEK, Inc.	(1,266)	(59,307)	780
Amphenol Corp.	(4,602)	(209,508)	(54,325)
Anadarko Petroleum Corp.	(7,082)	(233,543)	(143,573)
Apache Corp.	(2,470)	(85,166)	(52,339)
Applied Materials, Inc.	(4,605)	(75,752)	(34,630)
Arista Networks, Inc.	(2,772)	(173,367)	(5,094)
ARRIS International plc	(8,191)	(196,029)	24,346
Arthur J Gallagher & Co.	(9,191)	(341,688)	(95,804)
Artisan Partners Asset Management, Inc.	(7,349)	(220,982)	17,561
Ascena Retail Group, Inc.	(25,438)	(214,148)	36,337
athenahealth, Inc.	(356)	(50,762)	1,630
Autodesk, Inc.	(6,718)	(321,942)	(41,770)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Automatic Data Processing, Inc.	(2,280)	$(180,371)	$(29,093)
Avis Budget Group, Inc.	(1,471)	(40,258)	(7,152)
Avon Products, Inc.	(50,201)	(123,640)	(66,120)
Axalta Coating Systems Ltd.	(6,419)	(183,614)	13,318
B/E Aerospace, Inc.	(19,075)	(727,559)	(153,230)
Baker Hughes, Inc.	(5,754)	(260,504)	826
Ball Corp.	(5,102)	(353,773)	(15,051)
BancorpSouth, Inc.	(2,300)	(47,357)	(4,830)
Bank of America Corp.	(13,559)	(193,080)	13,152
Bank of the Ozarks, Inc.	(884)	(34,075)	908
BankUnited, Inc.	(1,788)	(58,539)	3,612
Belden, Inc.	(2,464)	(98,166)	(50,586)
Biogen, Inc.	(166)	(42,311)	2,169
BioMarin Pharmaceutical, Inc.	(4,550)	(380,179)	26,189
Bio-Techne Corp.	(3,594)	(296,669)	(108,627)
Black Hills Corp.	(4,165)	(199,947)	(62,615)
Black Knight Financial Services, Inc.	(13,670)	(399,865)	(114,127)
BlackRock, Inc.	(106)	(31,339)	(4,969)
Bluebird Bio, Inc.	(4,994)	(209,251)	(6,939)
BorgWarner, Inc.	(12,848)	(389,808)	10,535
Brookdale Senior Living, Inc.	(25,449)	(383,510)	(9,422)
Brown & Brown, Inc.	(6,000)	(177,495)	(47,325)
Brown-Forman Corp.	(851)	(78,828)	(6,068)
Buffalo Wild Wings, Inc.	(512)	(74,445)	3,302
BWX Technologies, Inc.	(1,288)	(36,644)	(9,428)
Cabela’s, Inc.	(7,264)	(303,780)	(59,855)
Cable One, Inc.	(124)	(52,183)	(11,232)
Cabot Oil & Gas Corp.	(11,351)	(186,497)	(105,678)
CalAtlantic Group, Inc.	(14,194)	(442,406)	(78,656)
California Resources Corp.	(7,956)	(133,229)	36,166
Calpine Corp.	(31,803)	(454,341)	(14,754)
CarMax, Inc.	(5,512)	(241,570)	(28,684)
Carpenter Technology Corp.	(7,758)	(195,191)	(60,280)
Caterpillar, Inc.	(5,056)	(298,456)	(84,840)
CBOE Holdings, Inc.	(2,413)	(154,693)	(6,061)
CBS Corp.	(3,457)	(156,913)	(31,286)
CEB, Inc.	(4,058)	(230,717)	(19,580)
Celgene Corp.	(219)	(22,779)	1,179
CenterPoint Energy, Inc.	(17,211)	(299,655)	(113,409)
Cerner Corp.	(4,378)	(247,066)	(9,485)
CF Industries Holdings, Inc.	(6,503)	(208,440)	51,717
CH Robinson Worldwide, Inc.	(3,499)	(223,077)	(36,724)
Charles Schwab Corp. (The)	(12,807)	(339,514)	15,368
Chemours Co. (The)	(36,435)	(156,687)	(143,538)
Cheniere Energy, Inc.	(8,237)	(245,755)	(63,545)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chesapeake Energy Corp.	(37,993)	$(201,408)	$38,797
Chevron Corp.	(2,407)	(199,745)	(52,581)
Chico’s FAS, Inc.	(10,118)	(101,490)	(6,873)
Chipotle Mexican Grill, Inc.	(1,488)	(697,213)	97,906
Choice Hotels International, Inc.	(589)	(30,827)	2,778
Ciena Corp.	(10,002)	(177,394)	(10,144)
Cimarex Energy Co.	(546)	(44,330)	(20,819)
CLARCOR, Inc.	(1,798)	(82,003)	(27,370)
Clean Harbors, Inc.	(831)	(32,841)	(10,462)
CNO Financial Group, Inc.	(4,694)	(76,137)	(5,821)
Coach, Inc.	(3,000)	(93,480)	(28,740)
Cobalt International Energy, Inc.	(86,601)	(250,621)	134,576
Coca-Cola Co. (The)	(1,844)	(77,300)	(6,288)
Cognex Corp.	(14,933)	(456,590)	(187,022)
Colfax Corp.	(11,536)	(223,337)	(81,906)
Colgate-Palmolive Co.	(8,884)	(571,152)	(79,156)
Comerica, Inc.	(5,665)	(193,602)	(39,399)
CommScope Holding Co., Inc.	(8,328)	(183,447)	(74,971)
CommVault Systems, Inc.	(5,715)	(177,222)	(69,609)
Compass Minerals International, Inc.	(7,709)	(558,597)	(13,334)
comScore, Inc.	(2,148)	(64,251)	12,957
CONSOL Energy, Inc.	(9,753)	(113,643)	(43,283)
Corning, Inc.	(6,823)	(122,256)	(17,479)
CoStar Group, Inc.	(1,081)	(191,588)	(44,784)
Covanta Holding Corp.	(46,541)	(640,807)	(124,793)
Cree, Inc.	(4,960)	(127,975)	6,753
Cypress Semiconductor Corp.	(51,177)	(394,650)	(145,267)
Dana Holding Corp.	(8,436)	(94,701)	5,617
DaVita HealthCare Partners, Inc.	(5,293)	(347,803)	(61,452)
Deere & Co.	(2,761)	(201,285)	(22,466)
Devon Energy Corp.	(2,026)	(47,120)	(26,323)
DexCom, Inc.	(6,467)	(450,077)	(62,950)
Diebold, Inc.	(4,369)	(112,168)	3,686
Discovery Communications, Inc.	(13,608)	(350,950)	7,620
DISH Network Corp.	(3,416)	(171,003)	(7,995)
Dolby Laboratories, Inc.	(3,799)	(119,805)	(61,977)
Dollar Tree, Inc.	(6,232)	(479,178)	(108,125)
Dominion Resources, Inc.	(9,838)	(687,676)	(78,999)
Domino’s Pizza, Inc.	(1,840)	(204,550)	(37,189)
Donaldson Co., Inc.	(15,298)	(409,451)	(116,188)
Dover Corp.	(750)	(39,930)	(12,060)
DreamWorks Animation SKG, Inc.	(4,891)	(123,906)	(75,989)
DSW, Inc.	(7,450)	(170,742)	12,951

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dunkin’ Brands Group, Inc.	(9,146)	$(346,527)	$(52,422)
E*TRADE Financial Corp.	(3,200)	(79,392)	4,224
Eaton Corp plc	(2,066)	(100,905)	(22,497)
Eaton Vance Corp.	(6,370)	(177,920)	(47,195)
Ecolab, Inc.	(1,339)	(137,073)	(21,732)
Edgewell Personal Care Co.	(624)	(44,447)	(8,224)
Emerson Electric Co.	(5,904)	(254,699)	(53,254)
Energen Corp.	(495)	(16,987)	(6,877)
Entergy Corp.	(1,893)	(131,688)	(22,307)
Envision Healthcare Holdings, Inc.	(18,383)	(409,869)	(56,508)
Estee Lauder Cos., Inc. (The)	(900)	(75,492)	(6,426)
Esterline Technologies Corp.	(3,703)	(276,540)	46,806
Eversource Energy	(3,176)	(166,226)	(24,016)
Exxon Mobil Corp.	(2,197)	(167,864)	(38,082)
F5 Networks, Inc.	(728)	(68,147)	(14,729)
Fairchild Semiconductor International, Inc.	(2,193)	(44,540)	1,009
FEI Co.	(1,338)	(92,145)	(50,860)
FireEye, Inc.	(13,228)	(180,251)	(37,614)
First Data Corp.	(34,229)	(425,269)	46,354
First Horizon National Corp.	(36,516)	(458,313)	(44,877)
First Republic Bank	(800)	(50,728)	(5,264)
FleetCor Technologies, Inc.	(2,436)	(279,775)	(68,890)
FLIR Systems, Inc.	(6,288)	(185,167)	(9,446)
Flowserve Corp.	(7,459)	(264,049)	(72,874)
Fluor Corp.	(3,093)	(127,339)	(25,084)
FMC Corp.	(14,652)	(510,034)	(168,500)
Ford Motor Co.	(3,987)	(47,645)	(2,472)
Fortinet, Inc.	(3,206)	(84,856)	(16,422)
Fossil Group, Inc.	(1,070)	(30,766)	239
Franklin Resources, Inc.	(4,845)	(160,127)	(1,550)
Freeport-McMoRan, Inc.	(20,758)	(97,069)	(134,176)
Frontier Communications Corp.	(14,318)	(59,849)	(10,882)
Gap, Inc. (The)	(7,015)	(161,191)	12,333
Gartner, Inc.	(2,184)	(184,759)	(27,984)
GCP Applied Technologies, Inc.	(881)	(39,372)	16,431
General Electric Co.	(1,876)	(53,447)	(5,609)
Genesee & Wyoming, Inc.	(8,776)	(451,322)	(66,023)
Gentex Corp.	(15,778)	(211,874)	(31,897)
Genworth Financial, Inc.	(89,321)	(220,486)	(9,962)
GNC Holdings, Inc.	(7,693)	(181,247)	(5,616)
GoPro, Inc.	(6,355)	(56,916)	(11,782)
Graco, Inc.	(1,573)	(103,886)	(20,365)
Granite Construction, Inc.	(610)	(23,558)	(4,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Greif, Inc.	(6,151)	$(159,873)	$(69,375)
Groupon, Inc.	(12,730)	(31,743)	(9,629)
H&R Block, Inc.	(5,596)	(117,297)	(11,411)
Hain Celestial Group, Inc. (The)	(10,254)	(370,944)	(139,192)
Halliburton Co.	(7,497)	(223,336)	(116,204)
Halyard Health, Inc.	(5,040)	(133,498)	(30,403)
Hanesbrands, Inc.	(1,676)	(47,816)	5,698
Harley-Davidson, Inc.	(642)	(26,104)	(2,979)
Harman International Industries, Inc.	(461)	(37,002)	3,893
Hershey Co. (The)	(3,752)	(317,945)	(107,869)
Hertz Global Holdings, Inc.	(16,941)	(165,227)	(22,310)
Hexcel Corp.	(2,013)	(78,366)	(5,455)
Hilton Worldwide Holdings, Inc.	(11,945)	(206,768)	(62,353)
Hubbell, Inc.	(433)	(38,316)	(7,352)
Huntsman Corp.	(2,694)	(23,143)	(13,091)
IDEXX Laboratories, Inc.	(4,898)	(325,391)	(129,438)
Illumina, Inc.	(4,203)	(697,589)	107,571
Incyte Corp.	(3,853)	(276,783)	(31,380)
International Paper Co.	(491)	(16,252)	(4,556)
Intersil Corp.	(9,830)	(112,239)	(20,859)
Intuit, Inc.	(988)	(89,789)	(20,481)
Invesco Ltd.	(555)	(15,995)	1,820
IPG Photonics Corp.	(444)	(38,291)	2,771
ITC Holdings Corp.	(13,730)	(525,740)	(117,099)
Janus Capital Group, Inc.	(1,132)	(13,736)	(2,021)
JB Hunt Transport Services, Inc.	(1,315)	(88,065)	(18,357)
Johnson Controls, Inc.	(1,174)	(41,814)	(10,147)
Joy Global, Inc.	(17,437)	(157,955)	(210,663)
Kansas City Southern	(5,410)	(356,411)	(130,976)
Kate Spade & Co.	(20,897)	(330,219)	(100,469)
KBR, Inc.	(17,742)	(249,197)	14,293
Kellogg Co.	(2,360)	(168,446)	(24,248)
Kennametal, Inc.	(14,544)	(242,325)	(79,243)
Keysight Technologies, Inc.	(6,434)	(152,268)	(34,897)
Kinder Morgan, Inc.	(14,804)	(189,943)	(87,188)
KLX, Inc.	(5,440)	(151,610)	(17,030)
Knowles Corp.	(14,686)	(179,808)	(21,096)
Kosmos Energy Ltd.	(13,496)	(48,046)	(25,507)
Landstar System, Inc.	(2,695)	(155,978)	(29,060)
Legg Mason, Inc.	(9,950)	(323,168)	29,742
LendingClub Corp.	(23,514)	(92,321)	(8,790)
Leucadia National Corp.	(16,498)	(262,978)	(22,932)
Lexmark International, Inc.	(3,442)	(94,346)	(35,590)
Liberty Broadband Corp.	(3,098)	(149,660)	(36,220)
Lincoln Electric Holdings, Inc.	(952)	(48,637)	(7,608)
Linear Technology Corp.	(2,285)	(90,952)	(15,369)
LinkedIn Corp.	(1,668)	(211,427)	(104,242)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lions Gate Entertainment Corp.	(22,155)	$(500,454)	$52,258
Live Nation Entertainment, Inc.	(9,886)	(220,612)	(11,709)
Loews Corp.	(8,394)	(294,379)	(50,531)
M&T Bank Corp.	(1,585)	(170,518)	(16,877)
Macy’s, Inc.	(3,714)	(143,955)	19,127
Manitowoc Co., Inc. (The)	(2,712)	(18,002)	3,222
Manitowoc Foodservice, Inc.	(18,759)	(124,521)	(206,012)
Marathon Oil Corp.	(10,959)	(118,758)	(45,736)
Marsh & McLennan Cos., Inc.	(9,426)	(491,566)	(153,738)
Marvell Technology Group Ltd.	(3,607)	(29,888)	(4,486)
MasterCard, Inc.	(3,529)	(304,270)	(6,493)
MAXIMUS, Inc.	(2,061)	(107,087)	(7,031)
MDU Resources Group, Inc.	(17,665)	(294,829)	(129,131)
Mead Johnson Nutrition Co.	(7,364)	(509,683)	(158,600)
Mercury General Corp.	(11,934)	(535,560)	(98,851)
MGM Resorts International	(4,757)	(93,380)	(14,271)
Michaels Cos., Inc. (The)	(4,115)	(87,599)	(29,431)
Microchip Technology, Inc.	(1,197)	(52,229)	(8,531)
Micron Technology, Inc.	(5,222)	(50,602)	(21,253)
Middleby Corp. (The)	(1,759)	(158,192)	(44,533)
Moody’s Corp.	(503)	(44,391)	(2,746)
Motorola Solutions, Inc.	(982)	(60,030)	(4,753)
Nabors Industries Ltd.	(25,594)	(171,511)	(85,709)
National Fuel Gas Co.	(425)	(18,113)	(6,061)
National Instruments Corp.	(8,289)	(233,711)	6,592
National Oilwell Varco, Inc.	(7,534)	(228,532)	(24,987)
Navient Corp.	(12,135)	(106,509)	(38,504)
NetApp, Inc.	(8,890)	(208,639)	(9,966)
Netflix, Inc.	(506)	(54,592)	8,303
NetScout Systems, Inc.	(16,998)	(411,551)	33,345
NetSuite, Inc.	(6,953)	(483,562)	(22,616)
New York Times Co. (The)	(1,540)	(19,219)	585
Newell Brands, Inc.	(876)	(33,089)	(9,458)
News Corp.	(1,359)	(16,896)	1,471
Noble Energy, Inc.	(3,994)	(103,125)	(40,140)
Nordson Corp.	(4,151)	(235,266)	(111,799)
NorthStar Asset Management Group, Inc.	(22,843)	(253,329)	20,102
NOW, Inc.	(5,578)	(100,182)	(1,003)
NRG Energy, Inc.	(36,269)	(444,320)	(99,353)
Nucor Corp.	(8,446)	(299,956)	(117,360)
Occidental Petroleum Corp.	(6,991)	(397,657)	(130,583)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ocwen Financial Corp.	(5,500)	$(30,415)	$21,010
Office Depot, Inc.	(18,886)	(66,652)	4,140
OGE Energy Corp.	(30,273)	(753,440)	(238,001)
Oil States International, Inc.	(6,520)	(165,608)	(48,770)
Old Dominion Freight Line, Inc.	(2,826)	(146,080)	(24,356)
Olin Corp.	(22,748)	(366,935)	(198,125)
ONEOK, Inc.	(1,297)	(26,965)	(34,578)
Owens-Illinois, Inc.	(24,527)	(321,181)	(120,550)
PacWest Bancorp	(3,529)	(125,327)	(15,057)
Palo Alto Networks, Inc.	(2,159)	(301,615)	36,835
Pandora Media, Inc.	(24,992)	(265,330)	(45,820)
Patterson Cos., Inc.	(6,423)	(260,133)	(47,464)
Paychex, Inc.	(550)	(26,125)	(6,600)
PayPal Holdings, Inc.	(7,131)	(229,618)	(30,735)
PerkinElmer, Inc.	(704)	(33,630)	(3,274)
Pitney Bowes, Inc.	(4,202)	(77,527)	2,731
Platform Specialty Products Corp.	(44,064)	(330,208)	(61,081)
Polaris Industries, Inc.	(585)	(44,450)	(3,380)
PolyOne Corp.	(610)	(15,287)	(6,210)
Praxair, Inc.	(3,940)	(387,042)	(55,774)
Premier, Inc.	(13,456)	(428,776)	(11,235)
Priceline Group, Inc. (The)	(62)	(67,859)	(9,542)
Primerica, Inc.	(1,555)	(67,105)	(21,903)
Principal Financial Group, Inc.	(6,029)	(229,489)	(18,363)
PTC, Inc.	(3,158)	(95,056)	(23,622)
PulteGroup, Inc.	(4,512)	(73,198)	(14,741)
Qorvo, Inc.	(2,422)	(89,871)	(43,969)
QUALCOMM, Inc.	(4,594)	(211,977)	(34,124)
Quanta Services, Inc.	(10,062)	(176,588)	(56,045)
Regal Beloit Corp.	(778)	(41,914)	(915)
Rent-A-Center, Inc.	(5,466)	(76,994)	9,872
ResMed, Inc.	(2,082)	(121,265)	(10,380)
Restoration Hardware Holdings, Inc.	(4,494)	(154,760)	25,872
Rice Energy, Inc.	(3,353)	(28,433)	(45,467)
Robert Half International, Inc.	(1,032)	(44,924)	5,543
Rockwell Collins, Inc.	(1,487)	(127,317)	714
Rollins, Inc.	(7,669)	(200,165)	(24,307)
Roper Technologies, Inc.	(1,472)	(249,533)	(1,531)
RR Donnelley & Sons Co.	(3,637)	(47,717)	(13,821)
salesforce.com, Inc.	(2,175)	(153,990)	(18,727)
Sally Beauty Holdings, Inc.	(8,379)	(217,351)	(29,075)
Santander Consumer USA Holdings, Inc.	(9,190)	(105,156)	10,223
SBA Communications Corp.	(3,181)	(288,898)	(54,459)
Schlumberger Ltd.	(3,914)	(254,165)	(55,354)
Seagate Technology plc	(7,402)	(200,797)	20,484
Sealed Air Corp.	(1,958)	(78,257)	(11,752)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Seattle Genetics, Inc.	(5,110)	$(179,281)	$(27,215)
Sempra Energy	(6,547)	(605,597)	(140,891)
ServiceNow, Inc.	(1,907)	(134,574)	7,949
Sherwin-Williams Co. (The)	(466)	(117,098)	(19,752)
Signet Jewelers Ltd.	(1,201)	(146,415)	47,440
Silgan Holdings, Inc.	(5,062)	(262,479)	1,989
Silicon Laboratories, Inc.	(1,469)	(62,932)	(8,667)
Sirius XM Holdings, Inc.	(73,872)	(270,372)	(21,423)
Six Flags Entertainment Corp.	(3,518)	(168,829)	(35,039)
SLM Corp.	(60,323)	(337,474)	(35,322)
Sotheby’s	(12,367)	(308,473)	(30,382)
Southwestern Energy Co.	(3,357)	(40,241)	(1,990)
Spectra Energy Corp.	(10,663)	(260,924)	(129,662)
Spirit Airlines, Inc.	(1,920)	(89,119)	2,969
Splunk, Inc.	(8,760)	(423,366)	(51,251)
Sprouts Farmers Market, Inc.	(20,913)	(456,949)	(21,959)
SPX Corp.	(13,260)	(141,253)	(55,658)
Staples, Inc.	(13,856)	(122,929)	3,491
Steel Dynamics, Inc.	(2,864)	(46,626)	(23,542)
Stericycle, Inc.	(2,437)	(283,956)	30,215
Stifel Financial Corp.	(5,391)	(184,366)	14,819
SunPower Corp.	(11,292)	(220,420)	45,507
Superior Energy Services, Inc.	(22,070)	(259,287)	(147,021)
SVB Financial Group	(3,271)	(321,162)	9,894
Synovus Financial Corp.	(4,641)	(136,003)	1,461
T Rowe Price Group, Inc.	(356)	(23,339)	(2,638)
Targa Resources Corp.	(10,037)	(239,342)	(183,617)
TCF Financial Corp.	(15,633)	(188,293)	(9,464)
Tempur Sealy International, Inc.	(4,061)	(224,189)	(466)
Tenet Healthcare Corp.	(17,648)	(423,728)	(64,062)
Teradata Corp.	(11,249)	(256,563)	(25,450)
TerraForm Power, Inc.	(19,824)	(177,644)	(38,437)
Tiffany & Co.	(5,914)	(379,797)	21,172
Timken Co. (The)	(3,038)	(72,444)	(20,701)
Toll Brothers, Inc.	(1,016)	(29,027)	1,687
TransDigm Group, Inc.	(1,435)	(316,877)	(61,518)
TreeHouse Foods, Inc.	(3,254)	(236,280)	(97,743)
TRI Pointe Group, Inc.	(3,559)	(36,011)	(6,057)
Trimble Navigation Ltd.	(17,803)	(348,227)	(85,454)
TripAdvisor, Inc.	(3,050)	(217,129)	21,015
Triumph Group, Inc.	(4,238)	(138,554)	(11,895)
Twenty-First Century Fox, Inc.	(1,909)	(50,321)	(1,317)
Twitter, Inc.	(20,069)	(363,429)	24,062
Ultimate Software Group, Inc. (The)	(168)	(28,792)	(6,537)
Umpqua Holdings Corp.	(8,530)	(119,498)	(12,461)
Under Armour, Inc.	(2,066)	(69,603)	(13,306)
Union Pacific Corp.	(6,373)	(465,333)	(90,712)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Natural Foods, Inc.	(2,365)	$(83,745)	$(26,937)
United Rentals, Inc.	(3,400)	(183,600)	(44,540)
United Technologies Corp.	(3,575)	(304,733)	(61,883)
Urban Outfitters, Inc.	(6,189)	(128,669)	(41,528)
USG Corp.	(9,375)	(168,937)	(83,813)
Valley National Bancorp	(19,047)	(161,728)	(11,981)
VCA, Inc.	(280)	(13,082)	(5,849)
Veeva Systems, Inc.	(12,975)	(311,465)	(131,242)
VeriFone Systems, Inc.	(8,964)	(199,167)	32,974
Verisk Analytics, Inc.	(951)	(68,025)	(9,082)
Vertex Pharmaceuticals, Inc.	(5,925)	(549,251)	39,582
VF Corp.	(1,698)	(100,030)	(4,381)
Viacom, Inc.	(1,778)	(74,178)	445
Viavi Solutions, Inc.	(44,240)	(217,826)	(75,485)
Visteon Corp.	(1,143)	(117,386)	42,165
WABCO Holdings, Inc.	(1,473)	(146,100)	11,217
Waddell & Reed Financial, Inc.	(2,875)	(71,731)	22,224
Walgreens Boots Alliance, Inc.	(532)	(42,932)	(1,367)
WEC Energy Group, Inc.	(8,113)	(439,643)	(90,135)
Wendy’s Co. (The)	(18,350)	(178,019)	1,492
WESCO International, Inc.	(3,038)	(111,431)	(44,996)
WestRock Co.	(3,884)	(121,381)	(29,591)
WEX, Inc.	(2,498)	(175,613)	(45,884)
WhiteWave Foods Co. (The)	(19,386)	(697,199)	(212,779)
Whiting Petroleum Corp.	(4,383)	(39,793)	(794)
Whole Foods Market, Inc.	(5,318)	(156,402)	(13,880)
Williams-Sonoma, Inc.	(2,244)	(113,759)	(3,220)
WisdomTree Investments, Inc.	(40,907)	(475,436)	74,956

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Workday, Inc.	(4,492)	$(296,649)	$(38,769)
Worthington Industries, Inc.	(1,433)	(39,135)	(21,481)
WR Grace & Co.	(4,222)	(215,498)	(93,595)
Wynn Resorts Ltd.	(3,322)	(201,946)	(99,160)
Xerox Corp.	(3,380)	(30,889)	(1,187)
Yahoo!, Inc.	(11,406)	(339,214)	(89,195)
Yelp, Inc.	(8,447)	(196,981)	(59,470)
Yum! Brands, Inc.	(3,666)	(252,111)	(51,874)
Zayo Group Holdings, Inc.	(3,454)	(93,295)	(3,175)
Zebra Technologies Corp.	(6,885)	(394,681)	49,743
Zions Bancorporation	(21,147)	(464,077)	(67,347)
Zoetis, Inc.	(4,920)	(212,495)	(21,008)
Zynga, Inc.	(73,159)	(168,377)	(13,789)

			(11,771,579)

Total of Short Equity Positions			(11,813,936)

Total of Long and Short Equity Positions			(118,392)

Net Cash and Other Receivables/ (Payables) (b)			68,116

Swaps, at Value			$(50,276)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at June 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1 - 60 months maturity ranging from 07/20/2016 - 12/21/2020	$(337,882)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	659	$72,232	$(25)
Air France-KLM	27,655	239,902	(65,376)
Atos SE	3,506	283,737	5,329
AXA SA	11,667	292,138	(61,451)
BNP Paribas SA	5,544	276,285	(33,150)
Capgemini SA	3,283	287,272	(3,972)
Christian Dior SE	1,244	205,335	(6,056)
Cie Generale des Etablissements Michelin	3,802	336,403	21,900
Credit Agricole SA	2,267	24,497	(5,438)
Dassault Systemes	352	25,250	1,289
Eiffage SA	1,684	105,373	14,342
Eutelsat Communications SA	3,312	99,218	(36,704)
Imerys SA	1,156	74,210	(450)
Ipsen SA	3,730	224,649	3,891
Lagardere SCA	10,015	278,061	(60,215)
Orange SA	22,651	398,535	(30,219)
Orpea	864	68,292	2,553
Peugeot SA	15,478	235,617	(50,097)
Publicis Groupe SA	1,360	79,803	11,185
Safran SA	607	37,439	3,437
Sanofi	2,060	164,143	7,008
SCOR SE	10,374	355,909	(49,201)
SEB SA	1,716	171,448	35,461
Societe BIC SA	513	82,286	(10,007)
Societe Generale SA	8,543	339,385	(72,109)
Sodexo SA	1,921	186,703	19,092
Suez	3,530	63,482	(8,423)
Teleperformance	3,067	248,660	12,593
Television Francaise 1	1,275	13,916	(413)
Thales SA	3,442	261,748	24,090
Valeo SA	3,180	144,674	(3,501)
Veolia Environnement SA	24,354	561,432	(35,516)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Vinci SA	3,140	$200,672	$20,908

			(349,245)

Total of Long Equity Positions			(349,245)

Short Positions

Common Stocks
France
Accor SA	(2,780)	(104,134)	(2,385)
Air Liquide SA	(346)	(36,282)	235
Airbus Group SE	(785)	(49,155)	4,159
Alstom SA	(1,378)	(33,873)	2,057
Arkema SA	(626)	(38,425)	(9,435)
Bollore SA	(27,896)	(113,179)	19,267
Bureau Veritas SA	(4,536)	(87,454)	(7,779)
Carrefour SA	(582)	(15,525)	1,211
Cie de Saint-Gobain	(1,688)	(66,533)	2,548
Edenred	(18,477)	(327,204)	(51,133)
Electricite de France SA	(1,411)	(17,262)	154
Engie SA	(8,422)	(133,599)	(1,630)
Hermes International	(1,250)	(414,941)	(51,032)
Iliad SA	(499)	(122,194)	21,464
Ingenico Group SA	(554)	(61,210)	(3,002)
JCDecaux SA	(1,382)	(52,143)	5,546
Kering	(341)	(53,640)	(1,255)
L’Oreal SA	(523)	(88,588)	(11,542)
LVMH Moet Hennessy Louis Vuitton SE	(970)	(157,591)	11,378
Natixis SA	(52,338)	(249,008)	52,067
Numericable-SFR SA	(3,987)	(147,645)	48,010
Pernod Ricard SA	(1,145)	(127,898)	1,128
Plastic Omnium SA	(4,749)	(153,932)	21,168
Remy Cointreau SA	(3,204)	(216,259)	(59,544)
Renault SA	(369)	(30,936)	3,078
Rexel SA	(2,148)	(24,395)	(2,611)
Schneider Electric SE	(2,157)	(111,411)	(14,430)
Technip SA	(4,547)	(184,879)	(61,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
TOTAL SA	(4,588)	$(186,847)	$(33,175)
Vallourec SA	(44,225)	(198,906)	42,484
Vivendi SA	(10,737)	(235,995)	35,119
Zodiac Aerospace	(13,126)	(279,414)	(26,795)

			(65,902)

Luxembourg
Eurofins Scientific SE	(66)	(22,192)	(2,259)
SES SA	(8,704)	(231,113)	44,781

			42,522

Total of Short Equity Positions			(23,380)

Total of Long and Short Equity Positions			(372,625)

Net Cash and Other Receivables/ (Payables) (b)			34,743

Swaps, at Value			$(337,882)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(190,000)	$—	$(190,000)

BARC
Cash	—	5,498,078	5,498,078

CITI
Cash	(340,000)	—	(340,000)

GSCO
Cash	—	3,830,901	3,830,901

GSIN
Investment Companies	20,200,000	—	20,200,000

JPMC
Cash	2,440,000	—	2,440,000

JPMS
Cash	—	4,402,776	4,402,776

MSCL
Cash	—	141,829	141,829

MSCS
Investment Companies	1,030,341	—	1,030,341

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2016

Consolidated Schedule of Investments	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(360,000)	$—	$(360,000)

GSCO
Cash	—	44,632	44,632

JPPC
Cash	—	547,566	547,566

MACQ
Investment Companies	720,005	—	720,005

MSCL
Cash	—	2,237,128	2,237,128

SOCG
Cash	(460,000)	—	(460,000)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Schedule of Investments	June 30, 2016 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Assets and Liabilities	June 30, 2016 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
ASSETS:
Investments in securities, at cost	$764,455,998	$1,029,921,270	$29,417,719	$1,451,323,505

Investments in securities, at value	$686,451,073	$1,037,559,357	$29,426,596	$1,460,464,060
Cash	—	2,020,643	—	—
Cash denominated in foreign currencies‡	1,422,415	842,707	1,312	1,031,637
Due from brokers	57,392,936	21,483,781	96,472	40,712,715
Unrealized appreciation on forward foreign currency exchange contracts	81,387	585,646	1,680,175	4,645,020
Unrealized appreciation on OTC swaps	2,850,607	10,747,195	56,515	13,829,152
Deposits with brokers for exchange-traded and centrally cleared derivatives	3,331,946	52	3,761,928	37,092,621
Variation margin on exchange-traded and centrally cleared derivatives	—	—	72,606	7,736,754
Receivables:
Securities sold	38,438,174	209,236	944,449	2,611
Foreign tax reclaims	65,461	190,063	—	285,790
Dividends and interest	2,126,855	270,420	3,122	307,951
Capital shares sold	168,529	3,933,026	12,868	9,170,335
Prepaid expenses	62,627	108,409	44,185	155,560
Total Assets	792,392,010	1,077,950,535	36,100,228	1,575,434,206
LIABILITIES:
Securities sold short, at value (proceeds $206,995,430, $179,740,406, $— and $262,161,662, respectively)	198,263,458	175,457,301	—	253,889,443
Options written, at value (proceeds $10,879, $—, $— and $—, respectively)	5,530	—	—	—
Due to custodian	27,741,636	—	—	15,008
Due to brokers	—	—	118,015	2,611
Unrealized depreciation on forward foreign currency exchange contracts	218,559	42,089	1,098,788	4,733,835
Unrealized depreciation on OTC swaps	840,793	3,342,053	54,895	15,762,744
Variation margin on exchange-traded and centrally cleared derivatives	611,892	—	169,172	—
Payables:
Securities purchased	39,980,150	209,854	945,032	2,608
Accrued investment advisory fees	381,997	778,739	18,657	1,133,384
Accrued distribution fees—Class N	27,356	39,389	1,462	32,350
Accrued Trustee fees	1,158	98	23	53
Capital shares redeemed	858,460	3,843,844	1,453,067	3,499,216
Dividends and interest payable on securities sold short	470,403	403,103	—	616,694
Other accrued expenses and liabilities	605,222	176,623	90,365	722,894
Total Liabilities	270,006,614	184,293,093	3,949,476	280,410,840
Net Assets	$522,385,396	$893,657,442	$32,150,752	$1,295,023,366

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$854,270,078	$897,333,500	$33,666,446	$1,268,661,385
Undistributed accumulated net investment income (loss)	11,610,807	(7,417,069)	(203,584)	(779,863)
Undistributed accumulated net realized gain (loss)	(274,347,669)	(16,073,239)	(1,991,168)	7,745,150
Net unrealized appreciation (depreciation)	(69,147,820)	19,814,250	679,058	19,396,694
Net Assets	$522,385,396	$893,657,442	$32,150,752	$1,295,023,366

NET ASSETS:
Class I	$405,300,510	$564,685,255	$23,894,863	$984,543,684
Class N	113,449,924	182,821,745	4,030,802	155,919,745
Class R6	3,634,962	146,150,442	4,225,087	154,559,937
SHARES OUTSTANDING:
Class I	43,963,762	49,083,849	2,570,508	79,851,497
Class N	12,332,692	15,939,789	436,203	12,714,201
Class R6	394,748	12,694,896	454,425	12,517,119
NET ASSET VALUE:
Class I	$9.22	$11.50	$9.30	$12.33
Class N	$9.20	$11.47	$9.24	$12.26
Class R6	$9.21	$11.51	$9.30	$12.35

‡Cash denominated in foreign currencies at cost	$1,595,819	$848,795	$1,321	$1,036,906

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Assets and Liabilities	June 30, 2016 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
ASSETS:
Investments in securities, at cost	$12,907,363,966	$670,441,975	$3,396,833,255	$147,529,856

Investments in securities, at value	$12,912,371,899	$670,593,318	$3,426,358,213	$147,559,891
Cash	24,770,378	2,119,507	2,019,163	—
Cash denominated in foreign currencies‡	2,555,698	59,743	30,753,653	—
Due from brokers	39,345,817	2,195,939	984,412,268	786,602
Unrealized appreciation on forward foreign currency exchange contracts	552,050,171	44,320,263	109,791,404	—
Unrealized appreciation on OTC swaps	17,533,903	1,528,997	31,284,918	5,474,026
Deposits with brokers for exchange-traded and centrally cleared derivatives	136,307,740	30,424,112	76,581,436	13,408,773
Variation margin on exchange-traded and centrally cleared derivatives	10,106,031	946,734	8,535,391	—
Receivables:
Securities sold	2,878,440,222	230,571,312	466,944,660	—
Foreign tax reclaims	—	—	1,012,119	—
Dividends and interest	371,577	22,733	4,806,979	14,851
Capital shares sold	51,125,133	1,293,082	3,502,140	1,178,989
Prepaid expenses	479,215	104,332	192,119	39,362
Total Assets	16,625,457,784	984,180,072	5,146,194,463	168,462,494
LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $972,914,850 and $—, respectively)	—	—	972,059,782	—
Options written, at value (proceeds $—, $—, $4,430,484 and $—, respectively)	—	—	7,787,440	—
Due to brokers	62,938,987	4,585,184	23,021,725	332,777
Unrealized depreciation on forward foreign currency exchange contracts	299,418,415	24,095,295	41,209,694	—
Unrealized depreciation on OTC swaps	45,658,987	3,503,424	55,594,208	5,133,735
Deposits from brokers for exchange-traded and centrally cleared derivatives	20,342,872	70,968	—	—
Variation margin on exchange-traded and centrally cleared derivatives	32,035,552	1,439,095	1,146,356	994,017
Payables:
Securities purchased	2,849,629,590	230,578,283	482,220,251	—
Accrued investment advisory fees	11,017,870	797,174	5,290,618	93,932
Accrued distribution fees—Class N	612,059	30,393	99,220	740
Accrued Trustee fees	91	10	226	34
Capital shares redeemed	13,139,874	515,545	3,218,528	8,710
Dividends and interest payable on securities sold short	—	—	1,309,705	—
Other accrued expenses and liabilities	1,572,776	59,114	977,679	96,554
Total Liabilities	3,336,367,073	265,674,485	1,593,935,432	6,660,499
Net Assets	$13,289,090,711	$718,505,587	$3,552,259,031	$161,801,995

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$13,200,274,037	$716,594,134	$3,688,767,371	$148,237,112
Undistributed accumulated net investment income (loss)	23,540,772	2,294,310	(155,486,850)	(9,069,829)
Undistributed accumulated net realized gain (loss)	(488,743,115)	(45,110,439)	(60,942,698)	14,144,776
Net unrealized appreciation (depreciation)	554,019,017	44,727,582	79,921,208	8,489,936
Net Assets	$13,289,090,711	$718,505,587	$3,552,259,031	$161,801,995

NET ASSETS:
Class I	$9,577,768,224	$369,183,988	$2,789,500,908	$65,610,621
Class N	3,059,908,587	153,790,133	481,776,036	3,844,036
Class R6	651,413,900	195,531,466	280,982,087	92,347,338
SHARES OUTSTANDING:
Class I	920,359,232	33,693,000	293,616,308	9,787,793
Class N	297,019,556	14,106,060	50,888,439	579,602
Class R6	62,601,744	17,838,522	29,558,095	13,747,606
NET ASSET VALUE:
Class I	$10.41	$10.96	$9.50	$6.70
Class N	$10.30	$10.90	$9.47	$6.63
Class R6	$10.41	$10.96	$9.51	$6.72

‡Cash denominated in foreign currencies at cost	$2,520,525	$59,754	$30,806,526	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Assets and Liabilities	June 30, 2016 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
ASSETS:
Investments in securities, at cost	$408,972,984	$63,005,125	$90,777,722	$3,970,644,363

Investments in securities, at value	$411,480,400	$63,396,429	$91,182,209	$3,988,917,199
Cash	2,679	120,310	130,201	11,442,045
Cash denominated in foreign currencies‡	922,982	16,769	86,543	7,380,575
Due from brokers	280,505	176,054	318,620	66,525,538
Unrealized appreciation on forward foreign currency exchange contracts	6,246,558	376,871	440,895	100,085,033
Unrealized appreciation on OTC swaps	3,295,967	742,668	1,457,777	83,987,103
Deposits with brokers for exchange-traded and centrally cleared derivatives	23,036,780	3,165,188	2,344,963	233,635,797
Variation margin on exchange-traded and centrally cleared derivatives	1,695,501	223,857	300,218	15,147,365
Receivables:
Securities sold	1,030,940	209,256	—	20,915,543
Foreign tax reclaims	—	—	—	1,584,241
Dividends and interest	337,037	54,488	64,003	1,237,822
Capital shares sold	115,857	225,114	233,464	8,957,653
Prepaid expenses	43,038	36,812	43,226	406,623
Total Assets	448,488,244	68,743,816	96,602,119	4,540,222,537
LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $— and $785,923,278, respectively)	—	—	—	728,621,386
Reverse repurchase agreements, at value	—	10,953,690	—	—
Due to brokers	1,437,163	11,908	88,449	13,825,604
Unrealized depreciation on forward foreign currency exchange contracts	918,025	1,162	1,992	49,277,389
Unrealized depreciation on OTC swaps	1,731,096	516,020	1,158,179	141,570,907
Deposits from brokers for exchange-traded and centrally cleared derivatives	35,533	—	95,268	—
Variation margin on exchange-traded and centrally cleared derivatives	914,552	223,319	212,263	7,866,907
Payables:
Securities purchased	—	211,209	—	20,864,241
Accrued investment advisory fees	263,187	26,484	44,144	3,768,103
Accrued distribution fees—Class N	4,318	1,260	1,502	41,841
Accrued Trustee fees	366	5	3	89
Capital shares redeemed	354,562	9	25,264	3,497,302
Dividends and interest payable on securities sold short	—	—	—	1,451,883
Interest payable for reverse repurchase agreements	—	2,791	—	—
Other accrued expenses and liabilities	286,088	88,491	111,513	1,200,700
Total Liabilities	5,944,890	12,036,348	1,738,577	971,986,352
Net Assets	$442,543,354	$56,707,468	$94,863,542	$3,568,236,185

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$425,233,499	$54,916,931	$92,534,473	$3,582,911,094
Undistributed accumulated net investment income (loss)	(12,425,491)	(2,623,521)	(3,040,585)	20,159,309
Undistributed accumulated net realized gain (loss)	9,719,596	1,338,329	1,900,537	(112,515,695)
Net unrealized appreciation (depreciation)	20,015,750	3,075,729	3,469,117	77,681,477
Net Assets	$442,543,354	$56,707,468	$94,863,542	$3,568,236,185

NET ASSETS:
Class I	$420,574,386	$47,697,288	$86,845,590	$2,199,855,538
Class N	21,562,630	6,313,053	7,404,207	224,580,873
Class R6	406,338	2,697,127	613,745	1,143,799,774
SHARES OUTSTANDING:
Class I	41,711,713	5,302,710	9,170,595	217,589,147
Class N	2,145,858	701,864	785,365	22,254,413
Class R6	40,261	299,966	64,823	112,979,585
NET ASSET VALUE:
Class I	$10.08	$8.99	$9.47	$10.11
Class N	$10.05	$8.99	$9.43	$10.09
Class R6	$10.09	$8.99	$9.47	$10.12

‡Cash denominated in foreign currencies at cost	$1,009,854	$16,978	$91,362	$7,392,874

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Assets and Liabilities	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
ASSETS:
Investments in securities, at cost	$409,174,896

Investments in securities, at value	$410,298,479
Cash	1,201,261
Cash denominated in foreign currencies‡	328,207
Due from brokers	3,412,787
Unrealized appreciation on forward foreign currency exchange contracts	5,561,027
Unrealized appreciation on OTC swaps	1,122,426
Deposits with brokers for exchange-traded and centrally cleared derivatives	16,616,222
Variation margin on exchange-traded and centrally cleared derivatives	724,419
Receivables:
Securities sold	2,033,627
Foreign tax reclaims	43,778
Dividends and interest	103,615
Capital shares sold	3,189,912
Prepaid expenses	48,061
Total Assets	444,683,821
LIABILITIES:
Securities sold short, at value (proceeds $41,709,948)	38,617,266
Due to brokers	903,098
Unrealized depreciation on forward foreign currency exchange contracts	2,746,121
Unrealized depreciation on OTC swaps	3,509,717
Variation margin on exchange-traded and centrally cleared derivatives	260,414
Payables:
Securities purchased	2,083,266
Accrued investment advisory fees	202,288
Accrued distribution fees—Class N	9,551
Accrued Trustee fees	11
Capital shares redeemed	1,965,435
Dividends and interest payable on securities sold short	72,617
Other accrued expenses and liabilities	188,559
Total Liabilities	50,558,343
Net Assets	$394,125,478

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$393,162,956
Undistributed accumulated net investment income (loss)	(1,669,411)
Undistributed accumulated net realized gain (loss)	(2,473,799)
Net unrealized appreciation (depreciation)	5,105,732
Net Assets	$394,125,478

NET ASSETS:
Class I	$293,849,188
Class N	47,293,621
Class R6	52,982,669
SHARES OUTSTANDING:
Class I	28,108,466
Class N	4,532,182
Class R6	5,062,811
NET ASSET VALUE:
Class I	$10.45
Class N	$10.44
Class R6	$10.47

‡ Cash denominated in foreign currencies at cost	$326,788

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Operations	June 30, 2016 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016
INVESTMENT INCOME:
Dividend income†	$4,334,537	$4,247,952	$15,167	$5,537,071
Interest income	4,903,342	313,685	46,048	651,793
Total Income	9,237,879	4,561,637	61,215	6,188,864

EXPENSES:
Investment advisory fees	3,373,890	3,687,296	291,034	5,178,540
Custody fees	76,256	8,843	12,161	17,856
Administration & accounting fees	91,200	95,777	8,096	136,931
Legal fees	53,098	4,696	4,598	6,672
Audit & tax fees	126,032	23,843	34,227	21,765
Shareholder reporting fees	63,978	43,199	5,420	49,958
Transfer agent fees	310,211	264,105	20,393	334,342
Trustee fees	16,110	11,290	3,770	14,785
Distribution fees—Class N	203,609	229,253	12,910	160,341
Dividends and interest on securities sold short (Note 4)	3,529,255	4,194,375	—	5,356,123
Recoupment of waiver	—	58,892	—	120,090
Registration fees	44,103	34,894	25,431	40,491
Pricing fee	160,131	10,575	24,478	10,616
Other expenses	27,666	19,887	2,760	25,457
Total Expenses	8,075,539	8,686,925	445,278	11,473,967

Less fee waivers and/or reimbursements	(336,239)	—	(105,625)	—
Net Expenses	7,739,300	8,686,925	339,653	11,473,967
Net Investment Income (Loss)	1,498,579	(4,125,288)	(278,438)	(5,285,103)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(160,005,097)	142,048	(170,934)	(2,010,182)
Foreign currency and foreign currency transactions	(109,591)	59,474	34,060	(121,861)
Forward foreign currency exchange contracts	(453,452)	(490,674)	220,595	4,921,572
Futures contracts	(2,208,227)	813,308	(884,295)	15,583,838
Securities sold short	99,511,709	(5,357,590)	—	(2,404,696)
Swap contracts	(3,860,571)	(11,225,942)	(256,893)	(1,442,151)
Written options	2,400,355	—	—	—
Net realized gain (loss)	(64,724,874)	(16,059,376)	(1,057,467)	14,526,520

Net change in unrealized appreciation (depreciation) on:
Investments in securities	144,421,918	7,411,469	8,908	11,407,760
Foreign currency and foreign currency translations	113,374	(2,619)	30,798	(77,887)
Forward foreign currency exchange contracts	(1,240,512)	613,295	71,565	(353,864)
Futures contracts	(718,546)	—	165,938	926,124
Securities sold short	(85,723,085)	1,980,144	—	(2,040,778)
Swap contracts	1,741,847	1,704,979	(470,195)	(2,301,280)
Written options	(2,181,646)	—	—	—
Net change in unrealized appreciation (depreciation)	56,413,350	11,707,268	(192,986)	7,560,075
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(8,311,524)	(4,352,108)	(1,250,453)	22,086,595
Net increase (decrease) in net assets resulting from operations	$(6,812,945)	$(8,477,396)	$(1,528,891)	$16,801,492

† Net of foreign taxes withheld of	$6,245	$579,015	$10	$796,376

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Operations	June 30, 2016 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016
INVESTMENT INCOME:
Dividend income†	$1,617,865	$115,501	$13,502,275	$63,026
Interest income	19,555,491	921,310	6,311,649	107,672
Total Income	21,173,356	1,036,811	19,813,924	170,698

EXPENSES:
Investment advisory fees	58,648,096	4,555,489	28,884,936	533,545
Custody fees	507,422	30,776	37,016	6,914
Administration & accounting fees	1,834,492	103,424	506,201	21,641
Legal fees	128,441	5,500	34,329	2,603
Audit & tax fees	57,990	56,779	115,389	56,718
Shareholder reporting fees	487,463	44,279	118,275	5,374
Transfer agent fees	4,214,374	207,235	1,280,892	15,639
Trustee fees	162,217	11,940	48,149	4,817
Distribution fees—Class N	2,550,356	178,564	466,978	3,317
Dividends and interest on securities sold short (Note 4)	—	—	8,207,892	—
Recoupment of waiver	31,142	—	222,194	—
Registration fees	209,555	43,509	58,209	17,485
Pricing fee	—	—	12,543	—
Other expenses	230,110	13,964	80,431	3,957
Total Expenses	69,061,658	5,251,459	40,073,434	672,010

Less fee waivers and/or reimbursements	—	(8,470)	—	(61,580)
Net Expenses	69,061,658	5,242,989	40,073,434	610,430
Net Investment Income (Loss)	(47,888,302)	(4,206,178)	(20,259,510)	(439,732)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	31,038	(217)	29,556,425	281
Foreign currency and foreign currency transactions	(10,970,868)	(768,683)	(2,540,153)	—
Forward foreign currency exchange contracts	(111,663,080)	(11,505,393)	18,590,098	—
Futures contracts	(183,887,508)	(18,058,471)	(76,000,643)	12,449,413
Securities sold short	—	—	(7,397,475)	—
Swap contracts	35,512,389	2,285,023	64,661,678	1,707,712
Written options	—	—	51,630	—
Net realized gain (loss)	(270,978,029)	(28,047,741)	26,921,560	14,157,406

Net change in unrealized appreciation (depreciation) on:
Investments in securities	3,756,479	117,404	(1,626,269)	27,032
Foreign currency and foreign currency translations	1,589,062	182,293	(982,218)	—
Forward foreign currency exchange contracts	294,276,065	23,511,340	54,871,521	—
Futures contracts	325,952,280	26,271,440	15,521,344	11,474,732
Securities sold short	—	—	(103,404)	—
Swap contracts	(38,196,998)	(2,662,823)	(160,953,327)	574,213
Written options	—	—	(3,356,956)	—
Net change in unrealized appreciation (depreciation)	587,376,888	47,419,654	(96,629,309)	12,075,977
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	316,398,859	19,371,913	(69,707,749)	26,233,383
Net increase (decrease) in net assets resulting from operations	$268,510,557	$15,165,735	$(89,967,259)	$25,793,651

† Net of foreign taxes withheld of	$29,053	$261	$335,330	$3,222

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Operations	June 30, 2016 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016	FOR THE SIX MONTHS ENDED JUNE 30, 2016
INVESTMENT INCOME:
Dividend income†	$174,378	$20,827	$37,829	$18,817,088
Interest income	1,144,711	182,343	203,050	1,407,421
Total Income	1,319,089	203,170	240,879	20,224,509

EXPENSES:
Investment advisory fees	1,830,003	233,597	327,988	19,346,668
Custody fees	32,930	10,802	10,094	38,722
Administration & accounting fees	83,453	8,039	14,634	432,326
Legal fees	11,857	2,064	2,744	18,867
Audit & tax fees	65,275	56,799	56,799	51,353
Shareholder reporting fees	22,205	1,947	3,628	104,178
Transfer agent fees	167,237	16,563	48,727	893,380
Trustee fees	10,733	3,700	4,303	39,381
Distribution fees—Class N	25,458	7,258	7,754	205,601
Dividends and interest on securities sold short and reverse repurchase agreements (Note 4)	—	23,873	—	15,077,715
Registration fees	22,767	19,605	21,943	62,039
Pricing fee	15,049	25	25	10,617
Other expenses	11,717	2,568	2,885	74,224
Total Expenses	2,298,684	386,840	501,524	36,355,071

Less fee waivers and/or reimbursements	(37,845)	(88,594)	(80,673)	(108,022)
Net Expenses	2,260,839	298,246	420,851	36,247,049
Net Investment Income (Loss)	(941,750)	(95,076)	(179,972)	(16,022,540)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(673,849)	11,526	(16,720)	(17,174,030)
Foreign currency and foreign currency transactions	1,226,764	84,989	170,506	(2,137,482)
Forward foreign currency exchange contracts	(4,543,675)	(265,414)	(335,204)	53,810,526
Futures contracts	18,559,790	3,318,577	4,500,984	(92,036,371)
Securities sold short	—	—	—	(1,914,773)
Swap contracts	3,868,277	(78,474)	(204,384)	(21,612,740)
Net realized gain (loss)	18,437,307	3,071,204	4,115,182	(81,064,870)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	6,836,097	745,002	1,076,789	2,728,224
Foreign currency and foreign currency translations	(1,395,189)	(62,819)	(161,440)	1,854,955
Forward foreign currency exchange contracts	9,249,223	492,576	592,950	43,175,351
Futures contracts	13,958,213	2,798,430	3,352,574	27,014,454
Securities sold short	—	—	—	37,683,294
Swap contracts	3,077,895	330,976	534,050	(34,659,955)
Net change in unrealized appreciation (depreciation)	31,726,239	4,304,165	5,394,923	77,796,323
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	50,163,546	7,375,369	9,510,105	(3,268,547)
Net increase (decrease) in net assets resulting from operations	$49,221,796	$7,280,293	$9,330,133	$(19,291,087)

† Net of foreign taxes withheld of	$9,530	$1,490	$1,637	$2,787,009

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Operations	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
FOR THE SIX MONTHS ENDED JUNE 30, 2016
INVESTMENT INCOME:
Dividend income†	$1,044,104
Interest income	176,242
Total Income	1,220,346

EXPENSES:
Investment advisory fees	1,011,349
Custody fees	6,669
Administration & accounting fees	46,482
Legal fees	16,253
Audit & tax fees	51,990
Shareholder reporting fees	10,870
Transfer agent fees	119,303
Trustee fees	6,882
Distribution fees—Class N	44,965
Dividends and interest on securities sold short (Note 4)	742,264
Registration fees	27,012
Pricing fee	10,568
Other expenses	9,704
Total Expenses	2,104,311

Less fee waivers and/or reimbursements	(37,120)
Net Expenses	2,067,191
Net Investment Income (Loss)	(846,845)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(656,473)
Foreign currency and foreign currency transactions	246,360
Forward foreign currency exchange contracts	2,705,724
Futures contracts	(5,255,244)
Securities sold short	(77,857)
Swap contracts	1,853,882
Net realized gain (loss)	(1,183,608)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	229,479
Foreign currency and foreign currency translations	88,143
Forward foreign currency exchange contracts	2,424,872
Futures contracts	1,397,623
Securities sold short	2,494,660
Swap contracts	(3,697,032)
Net change in unrealized appreciation (depreciation)	2,937,745
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,754,137
Net increase (decrease) in net assets resulting from operations	$907,292

† Net of foreign taxes withheld of	$139,444

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$1,498,579	$10,123,129	$(4,125,288)	$(956,286)
Net realized gain (loss)	(64,724,874)	(55,638,448)	(16,059,376)	3,359,474
Net change in unrealized appreciation (depreciation)	56,413,350	(20,671,654)	11,707,268	7,770,120
Net increase (decrease) in net assets resulting from operations	(6,812,945)	(66,186,973)	(8,477,396)	10,173,308

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(40,065,363)	—	(3,278,442)
Class N	—	(7,997,308)	—	(1,906,094)
Class R6	—	(37,869)	—	(3,572)
Total	—	(48,100,540)	—	(5,188,108)
Net realized gain:
Class I	—	—	—	(142,370)
Class N	—	—	—	(85,124)
Class R6	—	—	—	(154)
Total	—	—	—	(227,648)
Total distributions	—	(48,100,540)	—	(5,415,756)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	91,592,193	411,629,572	507,308,704	181,517,201
Reinvestment of distributions	—	32,791,578	—	3,185,521
Cost of shares redeemed	(452,036,504)	(1,125,689,923)	(117,956,534)	(9,905,135)
Net increase (decrease) from capital transactions	(360,444,311)	(681,268,773)	389,352,170	174,797,587
CLASS N
Proceeds from shares sold	16,348,292	61,092,221	194,078,275	104,772,329
Reinvestment of distributions	—	7,939,623	—	1,973,213
Cost of shares redeemed	(85,732,744)	(543,339,575)	(98,677,591)	(19,614,748)
Net increase (decrease) from capital transactions	(69,384,452)	(474,307,731)	95,400,684	87,130,794
CLASS R6
Proceeds from shares sold	3,573,796	1,113,193	152,532,939	—
Reinvestment of distributions	—	37,869	—	3,726
Cost of shares redeemed	(835,937)	(305,690)	(4,366,230)	(3,363,015)
Net increase (decrease) from capital transactions	2,737,859	845,372	148,166,709	(3,359,289)
Net increase (decrease) in net assets resulting from capital transactions	(427,090,904)	(1,154,731,132)	632,919,563	258,569,092
Total increase (decrease) in net assets	(433,903,849)	(1,269,018,645)	624,442,167	263,326,644

NET ASSETS:
Beginning of period	956,289,245	2,225,307,890	269,215,275	5,888,631
End of period	$522,385,396	$956,289,245	$893,657,442	$269,215,275

Undistributed accumulated net investment income (loss)	$11,610,807	$10,112,228	$(7,417,069)	$(3,291,781)

The accompanying notes are an integral part of these financial statements.	(continued on p. 293)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	83,828,615	152,568,773	15,613,151	144,471
Shares sold	10,023,991	41,096,650	43,648,136	16,108,285
Shares issued on reinvestment of distributions	—	3,575,962	—	274,141
Shares redeemed	(49,888,844)	(113,412,770)	(10,177,438)	(913,746)
Shares outstanding, end of period	43,963,762	83,828,615	49,083,849	15,613,151
CLASS N
Shares outstanding, beginning of period	19,881,331	67,172,038	7,826,988	123,239
Shares sold	1,792,211	6,110,275	16,674,443	9,253,007
Shares issued on reinvestment of distributions	—	866,771	—	169,958
Shares redeemed	(9,340,850)	(54,267,753)	(8,561,642)	(1,719,216)
Shares outstanding, end of period	12,332,692	19,881,331	15,939,789	7,826,988
CLASS R6
Shares outstanding, beginning of period	94,204	9,281	12,859	320,778
Shares sold	391,643	111,175	13,060,255	—
Shares issued on reinvestment of distributions	—	4,139	—	320
Shares redeemed	(91,099)	(30,391)	(378,218)	(308,239)
Shares outstanding, end of period	394,748	94,204	12,694,896	12,859

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR GLOBAL MACRO FUND**		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(278,438)	$(1,077,510)	$(5,285,103)	$(2,581,503)
Net realized gain (loss)	(1,057,467)	1,388,379	14,526,520	27,471,141
Net change in unrealized appreciation (depreciation)	(192,986)	80,064	7,560,075	7,649,879
Net increase (decrease) in net assets resulting from operations	(1,528,891)	390,933	16,801,492	32,539,517

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(17,673,255)
Class N	—	—	—	(3,926,547)
Class R6	—	—	—	(740,867)
Total	—	—	—	(22,340,669)
Net realized gain:
Class I	—	(1,495,562)	—	(606,302)
Class N	—	(1,247,409)	—	(137,481)
Class R6	—	(5,243)	—	(25,262)
Total	—	(2,748,214)	—	(769,045)
Total distributions	—	(2,748,214)	—	(23,109,714)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	10,780,175	14,970,480	738,740,197	424,856,199
Reinvestment of distributions	—	1,453,010	—	18,090,946
Cost of shares redeemed	(17,131,110)	(19,541,806)	(222,300,775)	(42,029,793)
Net increase (decrease) from capital transactions	(6,350,935)	(3,118,316)	516,439,422	400,917,352
CLASS N
Proceeds from shares sold	4,976,521	92,106,568	122,730,699	94,735,102
Reinvestment of distributions	—	1,247,361	—	4,042,317
Cost of shares redeemed	(21,647,131)	(72,106,801)	(58,781,190)	(20,804,635)
Net increase (decrease) from capital transactions	(16,670,610)	21,247,128	63,949,509	77,972,784
CLASS R6
Proceeds from shares sold	5,432,564	—	141,949,347	15,455,318
Reinvestment of distributions	—	5,243	—	766,129
Cost of shares redeemed	(1,126,719)	—	(3,124,543)	(315,394)
Net increase (decrease) from capital transactions	4,305,845	5,243	138,824,804	15,906,053
Net increase (decrease) in net assets resulting from capital transactions	(18,715,700)	18,134,055	719,213,735	494,796,189
Total increase (decrease) in net assets	(20,244,591)	15,776,774	736,015,227	504,225,992

NET ASSETS:
Beginning of period	52,395,343	36,618,569	559,008,139	54,782,147
End of period	$32,150,752	$52,395,343	$1,295,023,366	$559,008,139

Undistributed accumulated net investment income (loss)	$(203,584)	$74,854	$(779,863)	$4,505,240

The accompanying notes are an integral part of these financial statements.	(continued on p. 295)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR GLOBAL MACRO FUND**		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,276,016	3,569,196	37,352,680	4,018,314
Shares sold	1,113,590	1,496,068	60,604,704	35,398,027
Shares issued on reinvestment of distributions	—	151,830	—	1,487,742
Shares redeemed	(1,819,098)	(1,941,078)	(18,105,887)	(3,551,403)
Shares outstanding, end of period	2,570,508	3,276,016	79,851,497	37,352,680
CLASS N
Shares outstanding, beginning of period	2,181,378	105,875	7,468,130	985,542
Shares sold	519,034	9,137,851	10,062,658	7,884,421
Shares issued on reinvestment of distributions	—	131,025	—	333,800
Shares redeemed	(2,264,209)	(7,193,373)	(4,816,587)	(1,735,633)
Shares outstanding, end of period	436,203	2,181,378	12,714,201	7,468,130
CLASS R6
Shares outstanding, beginning of period	10,855	10,307	1,335,480	39,315
Shares sold	561,243	—	11,436,305	1,260,159
Shares issued on reinvestment of distributions	—	548	—	62,953
Shares redeemed	(117,673)	—	(254,666)	(26,947)
Shares outstanding, end of period	454,425	10,855	12,517,119	1,335,480

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(47,888,302)	$(100,238,136)	$(4,206,178)	$(5,452,820)
Net realized gain (loss)	(270,978,029)	497,065,985	(28,047,741)	22,303,745
Net change in unrealized appreciation (depreciation)	587,376,888	(315,151,266)	47,419,654	(15,569,317)
Net increase (decrease) in net assets resulting from operations	268,510,557	81,676,583	15,165,735	1,281,608

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(333,412,139)	—	(10,861,577)
Class N	—	(62,161,470)	—	(5,846,098)
Class R6	—	(9,756,818)	—	(5,368,164)
Total	—	(405,330,427)	—	(22,075,839)
Net realized gain:
Class I	—	(150,600,543)	—	(6,374,127)
Class N	—	(29,875,741)	—	(3,527,619)
Class R6	—	(4,339,168)	—	(3,115,965)
Total	—	(184,815,452)	—	(13,017,711)
Total distributions	—	(590,145,879)	—	(35,093,550)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	3,183,028,080	4,675,004,433	197,047,039	260,007,721
Reinvestment of distributions	—	364,985,185	—	15,296,145
Cost of shares redeemed	(1,559,393,364)	(2,479,666,459)	(95,923,332)	(146,144,807)
Net increase (decrease) from capital transactions	1,623,634,716	2,560,323,159	101,123,707	129,159,059
CLASS N
Proceeds from shares sold	1,760,708,357	757,841,192	39,691,180	165,922,423
Reinvestment of distributions	—	91,102,480	—	9,373,717
Cost of shares redeemed	(366,392,355)	(498,673,872)	(26,592,150)	(38,822,595)
Net increase (decrease) from capital transactions	1,394,316,002	350,269,800	13,099,030	136,473,545
CLASS R6
Proceeds from shares sold	456,123,512	272,280,313	80,495,567	107,102,117
Reinvestment of distributions	—	11,617,386	—	5,273,052
Cost of shares redeemed	(59,762,150)	(24,442,841)	(20,906,450)	(15,732,433)
Net increase (decrease) from capital transactions	396,361,362	259,454,858	59,589,117	96,642,736
Net increase (decrease) in net assets resulting from capital transactions	3,414,312,080	3,170,047,817	173,811,854	362,275,340
Total increase (decrease) in net assets	3,682,822,637	2,661,578,521	188,977,589	328,463,398

NET ASSETS:
Beginning of period	9,606,268,074	6,944,689,553	529,527,998	201,064,600
End of period	$13,289,090,711	$9,606,268,074	$718,505,587	$529,527,998

Undistributed accumulated net investment income (loss)	$23,540,772	$71,429,074	$2,294,310	$6,500,488

The accompanying notes are an integral part of these financial statements.	(continued on p. 297)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	763,949,205	530,096,760	24,165,693	13,022,456
Shares sold	308,198,407	425,915,818	18,243,429	22,257,187
Shares issued on reinvestment of distributions	—	35,817,977	—	1,426,879
Shares redeemed	(151,788,380)	(227,881,350)	(8,716,122)	(12,540,829)
Shares outstanding, end of period	920,359,232	763,949,205	33,693,000	24,165,693
CLASS N
Shares outstanding, beginning of period	157,339,524	124,354,461	12,859,668	835,483
Shares sold	175,796,650	69,839,741	3,709,865	14,517,195
Shares issued on reinvestment of distributions	—	9,020,048	—	877,689
Shares redeemed	(36,116,618)	(45,874,726)	(2,463,473)	(3,370,699)
Shares outstanding, end of period	297,019,556	157,339,524	14,106,060	12,859,668
CLASS R6
Shares outstanding, beginning of period	23,597,686	10,639	12,494,290	4,047,305
Shares sold	44,763,948	24,725,163	7,248,399	9,320,019
Shares issued on reinvestment of distributions	—	1,140,077	—	492,349
Shares redeemed	(5,759,890)	(2,278,193)	(1,904,167)	(1,365,383)
Shares outstanding, end of period	62,601,744	23,597,686	17,838,522	12,494,290

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(20,259,510)	$(28,174,290)	$(439,732)	$(809,925)
Net realized gain (loss)	26,921,560	122,351,560	14,157,406	(22,173,242)
Net change in unrealized appreciation (depreciation)	(96,629,309)	83,853,640	12,075,977	2,497,671
Net increase (decrease) in net assets resulting from operations	(89,967,259)	178,030,910	25,793,651	(20,485,496)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(157,002,548)	—	—
Class N	—	(6,675,209)	—	—
Class R6	—	(5,408,560)	—	—
Total	—	(169,086,317)	—	—
Net realized gain:
Class I	—	(33,179,441)	—	—
Class N	—	(1,461,342)	—	—
Class R6	—	(1,132,757)	—	—
Total	—	(35,773,540)	—	—
Total distributions	—	(204,859,857)	—	—

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	1,091,284,086	1,169,866,016	32,825,252	80,849,012
Reinvestment of distributions	—	156,410,369	—	—
Cost of shares redeemed	(513,463,591)	(460,959,852)	(47,392,010)	(40,454,118)
Net increase (decrease) from capital transactions	577,820,495	865,316,533	(14,566,758)	40,394,894
CLASS N
Proceeds from shares sold	437,241,074	46,717,322	1,482,314	1,419,312
Reinvestment of distributions	—	8,127,028	—	—
Cost of shares redeemed	(47,848,931)	(35,225,745)	(227,315)	(3,390,548)
Net increase (decrease) from capital transactions	389,392,143	19,618,605	1,254,999	(1,971,236)
CLASS R6
Proceeds from shares sold	214,429,381	72,737,226	48,121,537	20,111,252
Reinvestment of distributions	—	3,351,013	—	—
Cost of shares redeemed	(28,163,463)	(8,953,831)	(1,327,822)	(2,211,786)
Net increase (decrease) from capital transactions	186,265,918	67,134,408	46,793,715	17,899,466
Net increase (decrease) in net assets resulting from capital transactions	1,153,478,556	952,069,546	33,481,956	56,323,124
Total increase (decrease) in net assets	1,063,511,297	925,240,599	59,275,607	35,837,628

NET ASSETS:
Beginning of period	2,488,747,734	1,563,507,135	102,526,388	66,688,760
End of period	$3,552,259,031	$2,488,747,734	$161,801,995	$102,526,388

Undistributed accumulated net investment income (loss)	$(155,486,850)	$(135,227,340)	$(9,069,829)	$(8,630,097)

The accompanying notes are an integral part of these financial statements.	(continued on p. 299)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	234,044,091	147,968,675	12,690,552	6,649,535
Shares sold	112,730,856	116,000,850	5,791,509	12,903,642
Shares issued on reinvestment of distributions	—	16,042,089	—	—
Shares redeemed	(53,158,639)	(45,967,523)	(8,694,268)	(6,862,625)
Shares outstanding, end of period	293,616,308	234,044,091	9,787,793	12,690,552
CLASS N
Shares outstanding, beginning of period	10,628,943	8,674,153	374,027	686,315
Shares sold	45,269,986	4,641,085	244,456	220,408
Shares issued on reinvestment of distributions	—	836,114	—	—
Shares redeemed	(5,010,490)	(3,522,409)	(38,881)	(532,696)
Shares outstanding, end of period	50,888,439	10,628,943	579,602	374,027
CLASS R6
Shares outstanding, beginning of period	10,345,164	3,611,564	5,175,399	2,214,833
Shares sold	22,133,674	7,257,387	8,794,950	3,321,846
Shares issued on reinvestment of distributions	—	344,047	—	—
Shares redeemed	(2,920,743)	(867,834)	(222,743)	(361,280)
Shares outstanding, end of period	29,558,095	10,345,164	13,747,606	5,175,399

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(941,750)	$(4,531,218)	$(95,076)	$(482,677)
Net realized gain (loss)	18,437,307	(45,198,822)	3,071,204	(7,796,961)
Net change in unrealized appreciation (depreciation)	31,726,239	(1,165,631)	4,304,165	358,287
Net increase (decrease) in net assets resulting from operations	49,221,796	(50,895,671)	7,280,293	(7,921,351)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(137,937)
Class R6	—	—	—	(9,369)
Total	—	—	—	(147,306)
Net realized gain:
Class I	—	(12,535,697)	—	(2,013,017)
Class N	—	(576,410)	—	(314,049)
Class R6	—	(68,124)	—	(131,274)
Total	—	(13,180,231)	—	(2,458,340)
Total distributions	—	(13,180,231)	—	(2,605,646)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	50,828,452	163,806,681	14,068,041	31,920,624
Reinvestment of distributions	—	12,321,075	—	2,110,673
Cost of shares redeemed	(170,393,962)	(206,762,569)	(13,399,911)	(27,142,112)
Net increase (decrease) from capital transactions	(119,565,510)	(30,634,813)	668,130	6,889,185
CLASS N
Proceeds from shares sold	1,711,439	6,056,561	1,369,926	4,174,086
Reinvestment of distributions	—	573,734	—	314,049
Cost of shares redeemed	(4,192,623)	(17,543,068)	(1,375,273)	(5,237,521)
Net increase (decrease) from capital transactions	(2,481,184)	(10,912,773)	(5,347)	(749,386)
CLASS R6
Proceeds from shares sold	367,486	3,728,681	2,285,018	3,295,675
Reinvestment of distributions	—	68,124	—	140,643
Cost of shares redeemed	(2,777,200)	(650,157)	(2,316,557)	(460,254)
Net increase (decrease) from capital transactions	(2,409,714)	3,146,648	(31,539)	2,976,064
Net increase (decrease) in net assets resulting from capital transactions	(124,456,408)	(38,400,938)	631,244	9,115,863
Total increase (decrease) in net assets	(75,234,612)	(102,476,840)	7,911,537	(1,411,134)

NET ASSETS:
Beginning of period	517,777,966	620,254,806	48,795,931	50,207,065
End of period	$442,543,354	$517,777,966	$56,707,468	$48,795,931

Undistributed accumulated net investment income (loss)	$(12,425,491)	$(11,483,741)	$(2,623,521)	$(2,528,445)

The accompanying notes are an integral part of these financial statements.	(continued on p. 301)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	54,203,404	57,585,796	5,250,810	4,427,252
Shares sold	5,446,067	16,155,868	1,692,211	3,429,710
Shares issued on reinvestment of distributions	—	1,356,946	—	270,252
Shares redeemed	(17,937,758)	(20,895,206)	(1,640,311)	(2,876,404)
Shares outstanding, end of period	41,711,713	54,203,404	5,302,710	5,250,810
CLASS N
Shares outstanding, beginning of period	2,424,293	3,571,499	704,394	819,606
Shares sold	184,083	595,100	163,523	417,890
Shares issued on reinvestment of distributions	—	63,326	—	40,160
Shares redeemed	(462,518)	(1,805,632)	(166,053)	(573,262)
Shares outstanding, end of period	2,145,858	2,424,293	701,864	704,394
CLASS R6
Shares outstanding, beginning of period	307,370	9,472	310,087	9,937
Shares sold	40,261	354,328	289,411	330,887
Shares issued on reinvestment of distributions	—	7,503	—	18,031
Shares redeemed	(307,370)	(63,933)	(299,532)	(48,768)
Shares outstanding, end of period	40,261	307,370	299,966	310,087

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(179,972)	$(836,894)	$(16,022,540)	$(13,944,348)
Net realized gain (loss)	4,115,182	(7,484,622)	(81,064,870)	145,026,929
Net change in unrealized appreciation (depreciation)	5,394,923	488,161	77,796,323	(15,233,229)
Net increase (decrease) in net assets resulting from operations	9,330,133	(7,833,355)	(19,291,087)	115,849,352

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(226,926)	—	(63,874,268)
Class N	—	—	—	(3,935,997)
Class R6	—	(323)	—	(20,714,913)
Total	—	(227,249)	—	(88,525,178)
Net realized gain:
Class I	—	(4,531,332)	—	(2,856,032)
Class N	—	(232,047)	—	(180,968)
Class R6	—	(4,866)	—	(918,104)
Total	—	(4,768,245)	—	(3,955,104)
Total distributions	—	(4,995,494)	—	(92,480,282)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	14,288,153	57,846,534	1,296,237,183	1,212,906,493
Reinvestment of distributions	—	4,373,088	—	61,353,974
Cost of shares redeemed	(21,948,899)	(70,812,276)	(425,927,197)	(335,771,223)
Net increase (decrease) from capital transactions	(7,660,746)	(8,592,654)	870,309,986	938,489,244
CLASS N
Proceeds from shares sold	4,373,255	1,827,231	187,959,385	76,216,175
Reinvestment of distributions	—	232,047	—	4,116,723
Cost of shares redeemed	(1,897,222)	(4,760,078)	(54,663,681)	(14,178,162)
Net increase (decrease) from capital transactions	2,476,033	(2,700,800)	133,295,704	66,154,736
CLASS R6
Proceeds from shares sold	459,405	11,115	806,542,951	300,087,686
Reinvestment of distributions	—	5,189	—	18,986,659
Cost of shares redeemed	—	—	(51,368,788)	(7,472,854)
Net increase (decrease) from capital transactions	459,405	16,304	755,174,163	311,601,491
Net increase (decrease) in net assets resulting from capital transactions	(4,725,308)	(11,277,150)	1,758,779,853	1,316,245,471
Total increase (decrease) in net assets	4,604,825	(24,105,999)	1,739,488,766	1,339,614,541

NET ASSETS:
Beginning of period	90,258,717	114,364,716	1,828,747,419	489,132,878
End of period	$94,863,542	$90,258,717	$3,568,236,185	$1,828,747,419

Undistributed accumulated net investment income (loss)	$(3,040,585)	$(2,860,613)	$20,159,309	$36,181,849

The accompanying notes are an integral part of these financial statements.	(continued on p. 303)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	10,090,660	10,758,104	132,222,963	39,308,249
Shares sold	1,603,990	6,110,780	127,347,367	120,523,767
Shares issued on reinvestment of distributions	—	512,672	—	5,974,097
Shares redeemed	(2,524,055)	(7,290,896)	(41,981,183)	(33,583,150)
Shares outstanding, end of period	9,170,595	10,090,660	217,589,147	132,222,963
CLASS N
Shares outstanding, beginning of period	499,865	790,138	9,168,045	2,694,354
Shares sold	500,981	184,037	18,518,548	7,463,692
Shares issued on reinvestment of distributions	—	27,300	—	401,240
Shares redeemed	(215,481)	(501,610)	(5,432,180)	(1,391,241)
Shares outstanding, end of period	785,365	499,865	22,254,413	9,168,045
CLASS R6
Shares outstanding, beginning of period	11,671	9,763	38,861,071	7,587,508
Shares sold	53,152	1,300	79,172,581	30,135,455
Shares issued on reinvestment of distributions	—	608	—	1,846,951
Shares redeemed	—	—	(5,054,067)	(708,843)
Shares outstanding, end of period	64,823	11,671	112,979,585	38,861,071

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(846,845)	$(577,078)
Net realized gain (loss)	(1,183,608)	1,803,761
Net change in unrealized appreciation (depreciation)	2,937,745	1,841,412
Net increase (decrease) in net assets resulting from operations	907,292	3,068,095

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,291,598)
Class N	—	(161,010)
Class R6	—	(350,210)
Total	—	(2,802,818)
Net realized gain:
Class I	—	(467,704)
Class N	—	(39,469)
Class R6	—	(70,896)
Total	—	(578,069)
Total distributions	—	(3,380,887)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	222,378,041	158,309,029
Reinvestment of distributions	—	2,746,926
Cost of shares redeemed	(81,407,745)	(36,778,993)
Net increase (decrease) from capital transactions	140,970,296	124,276,962
CLASS N
Proceeds from shares sold	39,280,159	6,450,074
Reinvestment of distributions	—	199,845
Cost of shares redeemed	(5,472,616)	(1,965,686)
Net increase (decrease) from capital transactions	33,807,543	4,684,233
CLASS R6
Proceeds from shares sold	33,205,436	22,000,001
Reinvestment of distributions	—	421,106
Cost of shares redeemed	(2,557,542)	(23,642,959)
Net increase (decrease) from capital transactions	30,647,894	(1,221,852)
Net increase (decrease) in net assets resulting from capital transactions	205,425,733	127,739,343
Total increase (decrease) in net assets	206,333,025	127,426,551

NET ASSETS:
Beginning of period	187,792,453	60,365,902
End of period	$394,125,478	$187,792,453

Undistributed accumulated net investment income (loss)	$(1,669,411)	$(822,566)

The accompanying notes are an integral part of these financial statements.	(continued on p. 305)

AQR Funds	Semi-Annual Report	June 2016

Statements of Changes in Net Assets	June 30, 2016

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	14,645,410	2,760,295
Shares sold	21,261,393	15,255,549
Shares issued on reinvestment of distributions	—	263,115
Shares redeemed	(7,798,337)	(3,633,549)
Shares outstanding, end of period	28,108,466	14,645,410
CLASS N
Shares outstanding, beginning of period	1,294,548	843,532
Shares sold	3,762,822	624,669
Shares issued on reinvestment of distributions	—	19,161
Shares redeemed	(525,188)	(192,814)
Shares outstanding, end of period	4,532,182	1,294,548
CLASS R6
Shares outstanding, beginning of period	2,132,230	2,329,001
Shares sold	3,176,237	2,091,933
Shares issued on reinvestment of distributions	—	40,297
Shares redeemed	(245,656)	(2,329,001)
Shares outstanding, end of period	5,062,811	2,132,230

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Cash Flows	June 30, 2016 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR LONG-SHORT EQUITY FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(6,812,945)	$(8,477,396)	$16,801,492
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(399,984,084)	(187,531,082)	(201,705,261)
Payments to cover short securities	(374,166,158)	(86,550,888)	(96,341,187)
Proceeds from sales of securities	772,985,513	59,668,149	67,712,346
Proceeds from securities sold short	240,141,574	195,026,138	222,553,520
Proceeds from written options	22,803	—	—
(Purchases) sales of short-term investments, net	222,585,799	(597,433,178)	(683,352,895)
Realized (gain) loss on investments in securities	160,005,097	(142,048)	2,010,182
Realized (gain) loss on securities sold short	(99,511,709)	5,357,590	2,404,696
Realized (gain) loss on written options	(2,400,355)	—	—
Realized (gain) loss on paydowns	(14,071)	—	—
Change in unrealized (appreciation) depreciation on investments in securities	(144,421,918)	(7,411,469)	(11,407,760)
Change in unrealized (appreciation) depreciation on securities sold short	85,723,085	(1,980,144)	2,040,778
Change in unrealized (appreciation) depreciation on written options	2,181,646	—	—
Amortization (accretion) of bond premium (discount)	2,830,161	(313,685)	(663,063)
(Increases) decreases in operating assets:
Due from brokers	(57,392,936)	(10,790,373)	(12,202,660)
Unrealized appreciation on forward foreign currency exchange contracts	1,386,341	(531,305)	(3,680,366)
Unrealized appreciation on OTC swaps	1,587,860	(4,670,695)	(8,006,412)
Deposits with brokers for exchange-traded and centrally cleared derivatives	4,137,003	751	(21,497,465)
Variation margin on exchange-traded and centrally cleared derivatives	377,552	—	(7,736,754)
Receivable for securities sold	(19,101,302)	10,710,701	27,013,685
Foreign tax reclaims	(2,507)	(180,569)	(253,466)
Dividends and interest	2,353,398	(251,913)	(272,471)
Prepaid expenses	11,033	(60,849)	(99,393)
Increases (decreases) in operating liabilities
Due to brokers	(21,215,234)	—	(287,389)
Unrealized depreciation on forward foreign currency exchange contracts	(145,829)	(81,990)	4,034,230
Unrealized depreciation on OTC swaps	(2,269,820)	2,965,716	10,307,692
Deposits from brokers for exchange-traded and centrally cleared derivatives	—	—	—
Variation margin on exchange-traded and centrally cleared derivatives	566,117	—	(2,159,684)
Payable for securities purchased	25,511,580	(10,204,157)	(22,385,826)
Accrued investment advisory fees	(293,708)	616,502	741,358
Accrued distribution fees—Class N	(12,931)	22,540	14,263
Accrued Trustees fees	310	(31)	(206)
Dividends and Interest payable on securities sold short	(682,278)	315,098	467,632
Other accrued expenses and liabilities	(235,241)	83,476	548,152
Net cash provided by (used in) operating activities	$393,743,846	$(641,845,111)	$(715,402,232)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	111,996,829	853,649,599	1,003,678,783
Payments on shares redeemed	(543,781,059)	(217,176,907)	(281,791,281)
Due to custodian	25,410,857	—	(7,093,043)
Net cash provided by (used in) financing activities	$(406,373,373)	$636,472,692	$714,794,459
Net change in cash and cash denominated in foreign currencies	(12,629,527)	(5,372,419)	(607,773)
Cash, beginning of period	14,051,942	8,235,769	1,639,410
Cash, end of period	$1,422,415	$2,863,350	$1,031,637
Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $1,399,607, $477,459 and $585,917.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Cash Flows	June 30, 2016 (Unaudited)

	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK PARITY II HV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(89,967,259)	$7,280,293	$(19,291,087)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(1,398,692,590)	(14,824,358)	(417,605,540)
Payments to cover short securities	(509,409,917)	—	(180,202,006)
Proceeds from sales of securities	668,544,047	1,877,313	101,877,836
Proceeds from securities sold short	885,562,019	—	456,252,525
Proceeds from written options	4,482,355	—	—
(Purchases) sales of short-term investments, net	(378,372,110)	3,077,512	(1,526,497,936)
Realized (gain) loss on investments in securities	(29,556,425)	(11,526)	17,174,030
Realized (gain) loss on securities sold short	7,397,475	—	1,914,773
Realized (gain) loss on written options	(51,630)	—	—
Change in unrealized (appreciation) depreciation on investments in securities	1,626,269	(745,002)	(2,728,224)
Change in unrealized (appreciation) depreciation on securities sold short	103,404	—	(37,683,294)
Change in unrealized (appreciation) depreciation on written options	3,356,956	—	—
Amortization (accretion) of bond premium (discount)	(667,271)	(116,825)	(1,428,328)
(Increases) decreases in operating assets:
Due from brokers	(428,556,253)	(167,994)	(61,979,066)
Repurchase Agreements	—	2,525,961	—
Unrealized appreciation on forward foreign currency exchange contracts	(73,545,045)	(335,719)	(80,616,545)
Unrealized appreciation on OTC swaps	119,354,502	(706,278)	(81,594,739)
Deposits with brokers for exchange-traded and centrally cleared derivatives	(606,449)	(571,524)	(98,099,300)
Variation margin on exchange-traded and centrally cleared derivatives	1,917,015	(86,389)	(10,882,252)
Receivable for securities sold	(444,641,366)	(197,427)	(20,140,522)
Foreign tax reclaims	125,835	—	(1,040,789)
Dividends and interest	(1,346,500)	(24,360)	(742,196)
Due from Investment Adviser	—	5,604	—
Prepaid expenses	(90,401)	(6,901)	(308,273)
Increases (decreases) in operating liabilities
Due to brokers	16,050,208	(55,220)	10,888,772
Unrealized depreciation on forward foreign currency exchange contracts	18,673,524	(156,857)	37,441,194
Unrealized depreciation on OTC swaps	41,684,990	375,302	116,254,694
Variation margin on exchange-traded and centrally cleared derivatives	68,781	93,538	4,389,758
Payable for securities purchased	455,343,090	199,381	20,094,828
Accrued investment advisory fees	1,813,876	26,484	2,148,476
Accrued Shareholder servicing fees	—	—	—
Accrued distribution fees—Class N	78,623	48	25,311
Accrued Trustees fees	(39)	(26)	(435)
Dividends and Interest payable on securities sold short and reverse repurchase agreements	835,220	(2,771)	928,354
Other accrued expenses and liabilities	(23,464)	(12,129)	673,863
Net cash provided by (used in) operating activities	$(1,128,508,530)	$(2,559,870)	$(1,770,776,118)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	1,778,623,256	18,152,420	2,315,136,239
Net change in reverse repurchase agreements	—	1,720,655	—
Payments on shares redeemed	(592,649,971)	(17,195,537)	(531,760,563)
Due to custodian	(68,691,851)	(13,813)	—
Net cash provided by (used in) financing activities	$1,117,281,434	$2,663,725	$1,783,375,676
Net change in cash and cash denominated in foreign currencies	(11,227,096)	103,855	12,599,558
Cash, beginning of period	43,999,912	33,224	6,223,062
Cash, end of period	$32,772,816	$137,079	$18,822,620

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $469,012, $23,873 and $2,246,424.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Statements of Cash Flows	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$907,292
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(17,815,811)
Payments to cover short securities	(5,678,295)
Proceeds from sales of securities	3,205,064
Proceeds from securities sold short	18,974,535
(Purchases) sales of short-term investments, net	(190,736,712)
Realized (gain) loss on investments in securities	656,473
Realized (gain) loss on securities sold short	77,857
Change in unrealized (appreciation) depreciation on investments in securities	(229,479)
Change in unrealized (appreciation) depreciation on securities sold short	(2,494,660)
Amortization (accretion) of bond premium (discount)	(177,013)
(Increases) decreases in operating assets:
Due From Brokers	(3,397,264)
Unrealized appreciation on forward foreign currency exchange contracts	(4,491,476)
Unrealized appreciation on OTC swaps	554,301
Deposits with brokers for exchange-traded and centrally cleared derivatives	(9,281,521)
Variation margin on exchange-traded and centrally cleared derivatives	(475,176)
Receivable for securities sold	2,014,933
Foreign tax reclaims	(37,024)
Dividends and interest	(66,421)
Prepaid expenses	(11,229)
Increases (decreases) in operating liabilities:
Due to brokers	813,407
Unrealized depreciation on forward foreign currency exchange contracts	2,066,604
Unrealized depreciation on OTC swaps	3,142,731
Variation margin on exchange-traded and centrally cleared derivatives	119,125
Payable for securities purchased	(1,567,067)
Accrued investment advisory fees	159,011
Accrued distribution fees—Class N	6,945
Accrued Trustees fees	(92)
Dividends and Interest payable on securities sold short	44,477
Other accrued expenses and liabilities	43,094
Net cash provided by (used in) operating activities	$(203,673,391)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	292,449,784
Payments on shares redeemed	(87,474,942)
Net cash provided by (used in) financing activities	$204,974,842
Net change in cash and cash denominated in foreign currencies	1,301,451
Cash, beginning of period	228,017
Cash, end of period	$1,529,468

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $121,262.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

[Intentionally Left Blank]

Financial Highlights	June 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.21	0.02	(0.01)	0.01	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	0.07	(0.55)	(0.48)	(0.45)	—	—	(0.45)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.91	0.23	(0.80)	(0.57)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.05	0.17	0.02	0.19	(0.18)	(0.06)	(0.09)	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.89	0.10 [6]	0.24	0.34	(0.13)	(0.05)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011	$11.15	0.13	(0.02)	0.11	(0.09)	(0.28)	—	(0.37)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.21	0.01	(0.02)	(0.01)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.10	0.03	(0.51)	(0.48)	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.87	0.21	(0.81)	(0.60)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.01	0.13	0.04	0.17	(0.16)	(0.06)	(0.09)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.85	0.06 [6]	0.24	0.30	(0.09)	(0.05)	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$11.12	0.10	(0.02)	0.08	(0.07)	(0.28)	—	(0.35)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.20	0.05	(0.04)	0.01	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.13	0.09	(0.55)	(0.46)	(0.47)	—	—	(0.47)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.00	0.16	(0.82)	(0.66)	(0.21)	—	—	(0.21)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$11.48	(0.07)	0.09 [8]	0.02	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.15)	1.91	1.76	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[11]	(0.59)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$11.47	(0.08)	0.08 [8]	—	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.19)	1.94	1.75	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.03)	0.62	0.59	(0.58)	—	(0.00)[11]	(0.58)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$11.49	(0.07)	0.09 [8]	0.02	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.13)	1.90	1.77	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[11]	(0.59)
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.60	(0.05)	(0.25)	(0.30)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.15)	0.32	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.10)	0.06	(0.04)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.55	(0.07)	(0.24)	(0.31)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.92	(0.16)	0.30	0.14	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.12)	0.06	(0.06)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.60	(0.05)	(0.25)	(0.30)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.14)	0.31	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 9/02/14[7]—12/31/14	$9.72	(0.04)	0.28	0.24	—	(0.02)	—	(0.02)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.22	0.11%	$405,300	2.33%	2.23%	1.19%	0.49%	129%
$9.21	(4.67)%	$772,394	2.44%	2.42%	1.19%	0.71%	249%
$10.14	(5.25)%	$1,546,685	1.88%	1.88%	1.20%	2.07%	380%
$10.91	1.75%	$1,876,481	1.64%	1.64%	1.20%	1.52%	349%
$11.05	3.13%	$1,752,724	2.32%	2.30%	1.21%	0.88%[6]	312%
$10.89	0.99%	$1,456,748	2.84%	2.75%	1.20%	1.18%	298%

$9.20	(0.11)%	$113,450	2.58%	2.48%	1.43%	0.28%	129%
$9.21	(4.75)%	$183,029	2.69%	2.67%	1.45%	0.32%	249%
$10.10	(5.51)%	$678,528	2.12%	2.12%	1.44%	1.99%	380%
$10.87	1.51%	$836,355	1.88%	1.88%	1.44%	1.21%	349%
$11.01	2.83%	$761,371	2.62%	2.62%	1.52%	0.57%[6]	312%
$10.85	0.68%	$651,791	3.08%	3.05%	1.50%	0.89%	298%

$9.21	0.11%	$3,635	2.28%	2.15%	1.10%	1.16%	129%
$9.20	(4.55)%	$866	2.36%	2.33%	1.10%	0.92%	249%
$10.13	(5.99)%	$94	1.94%	1.94%	1.10%	4.69%	380%

$11.50	0.17%	$564,685	2.52%	2.52%	1.27%	(1.17)%	150%
$11.48	17.60%	$179,312	2.17%[9]	1.90%	1.25%	(1.36)%	383%
$10.01	5.93%	$1,445	4.57%[9]	1.63%	1.30%	(1.04)%	152%

$11.47	0.00%	$182,822	2.79%	2.79%	1.54%	(1.40)%	150%
$11.47	17.43%	$89,755	2.41%[9]	2.16%	1.51%	(1.69)%	383%
$10.01	5.88%	$1,233	4.83%[9]	1.88%	1.55%	(1.29)%	152%

$11.51	0.17%	$146,150	2.45%	2.45%	1.20%	(1.17)%	150%
$11.49	17.72%	$148	3.05%[9]	1.85%	1.20%	(1.26)%	383%
$10.01	5.95%	$3,210	4.49%[9]	1.53%	1.20%	(0.95)%	152%

$9.30	(3.12)%	$23,895	1.87%	1.41%	1.41%	(1.14)%	0%
$9.60	1.71%	$31,453	1.78%[9]	1.38%	1.38%	(1.45)%	0%
$9.94	(0.42)%	$35,466	2.24%[9]	1.45%	1.45%	(1.44)%	0%

$9.24	(3.25)%	$4,031	2.10%	1.65%	1.65%	(1.42)%	0%
$9.55	1.41%	$20,838	1.88%[9]	1.70%	1.70%	(1.56)%	0%
$9.92	(0.62)%	$1,050	2.49%[9]	1.70%	1.70%	(1.69)%	0%

$9.30	(3.12)%	$4,225	1.82%	1.35%	1.35%	(1.06)%	0%
$9.60	1.71%	$104	1.72%[9]	1.35%	1.35%	(1.41)%	0%
$9.94	2.45%	$102	2.02%[9]	1.35%	1.35%	(1.37)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$12.12	(0.07)	0.28	0.21	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.00	1.85	(0.58)	(0.02)	—	(0.60)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.14)	1.67	1.53	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.06)	1.17	1.11	(0.67)	(0.23)	—	(0.90)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$12.07	(0.09)	0.28	0.19	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.84	(0.19)	2.01	1.82	(0.57)	(0.02)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.20)	1.70	1.50	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.07)	1.17	1.10	(0.66)	(0.23)	—	(0.89)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$12.13	(0.06)	0.28	0.22	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.02	1.87	(0.59)	(0.02)	—	(0.61)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.05	(0.08)	0.78	0.70	(0.75)	(0.10)	(0.03)	(0.88)
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.18	(0.04)	0.27	0.23	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.63	(0.12)	0.34	0.22	(0.46)	(0.21)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.59	(0.12)	1.13	1.01	(0.44)	(0.53)	—	(0.97)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.78	(0.12)	1.04	0.92	—	(0.11)	—	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.57	(0.12)	0.40	0.28	(0.07)	—	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.30	(0.12)	(0.53)	(0.65)	(0.04)	(0.04)	—	(0.08)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.09	(0.05)	0.26	0.21	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.54	(0.15)	0.34	0.19	(0.43)	(0.21)	—	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.51	(0.15)	1.11	0.96	(0.40)	(0.53)	—	(0.93)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.73	(0.15)	1.04	0.89	—	(0.11)	—	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.55	(0.14)	0.39	0.25	(0.07)	—	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.28	(0.15)	(0.52)	(0.67)	(0.02)	(0.04)	—	(0.06)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.18	(0.04)	0.27	0.23	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.62	(0.11)	0.34	0.23	(0.46)	(0.21)	—	(0.67)
FOR THE PERIOD 9/02/14[7]—12/31/14	$10.28	(0.04)	1.36	1.32	(0.45)	(0.53)	—	(0.98)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.70	(0.07)	0.33	0.26	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.18)	0.46	0.28	(0.51)	(0.30)	—	(0.81)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.80	(0.17)	1.72	1.55	(0.86)	(0.26)	—	(1.12)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.08)	0.89	0.81	—	(0.01)	—	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.66	(0.08)	0.32	0.24	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.21	(0.21)	0.46	0.25	(0.50)	(0.30)	—	(0.80)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.79	(0.19)	1.71	1.52	(0.84)	(0.26)	—	(1.10)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.09)	0.89	0.80	—	(0.01)	—	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.70	(0.07)	0.33	0.26	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.17)	0.46	0.29	(0.52)	(0.30)	—	(0.82)
FOR THE PERIOD 9/02/14[7]—12/31/14	$10.33	(0.06)	2.09	2.03	(0.87)	(0.26)	—	(1.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.33	1.73%	$984,543	2.40%	2.40%	1.27%	(1.09)%	124%
$12.12	17.04%	$452,667	1.86%	1.81%	1.27%	(1.28)%	303%
$10.87	14.91%	$43,667	2.34%	1.30%	1.30%	(1.26)%	0%
$10.21	11.17%	$5,246	3.56%[9]	1.30%	1.30%	(1.29)%	0%

$12.26	1.57%	$155,920	2.69%	2.69%	1.53%	(1.42)%	124%
$12.07	16.79%	$90,141	2.12%	2.07%	1.53%	(1.58)%	303%
$10.84	14.55%	$10,688	2.46%	1.55%	1.55%	(1.81)%	0%
$10.21	11.04%	$910	5.49%[9]	1.55%	1.55%	(1.54)%	0%

$12.35	1.81%	$154,560	2.33%	2.33%	1.18%	(0.91)%	124%
$12.13	17.16%	$16,200	1.77%	1.74%	1.20%	(1.21)%	303%
$10.87	6.19%	$427	1.99%	1.20%	1.20%	(2.21)%	0%

$10.41	2.26%	$9,577,768	1.19%	1.19%	1.19%	(0.81)%	0%
$10.18	2.00%	$7,778,072	1.21%	1.21%	1.21%	(1.11)%	0%
$10.63	9.69%	$5,633,607	1.23%	1.23%	1.23%	(1.20)%	0%
$10.59	9.40%	$4,506,181	1.23%	1.23%	1.23%	(1.22)%	0%
$9.78	2.99%	$2,136,959	1.25%	1.25%	1.25%	(1.24)%	0%
$9.57	(6.37)%	$1,078,662	1.30%	1.25%	1.25%	(1.22)%	0%

$10.30	2.08%	$3,059,909	1.46%	1.46%	1.46%	(1.07)%	0%
$10.09	1.75%	$1,588,011	1.47%	1.47%	1.47%	(1.38)%	0%
$10.54	9.34%	$1,310,969	1.50%	1.50%	1.50%	(1.47)%	0%
$10.51	9.14%	$1,408,085	1.50%	1.50%	1.50%	(1.48)%	0%
$9.73	2.68%	$527,318	1.52%	1.50%	1.50%	(1.48)%	0%
$9.55	(6.59)%	$476,854	1.57%	1.50%	1.50%	(1.47)%	0%

$10.41	2.26%	$651,414	1.12%	1.12%	1.12%	(0.73)%	0%
$10.18	2.16%	$240,185	1.13%	1.13%	1.13%	(1.01)%	0%
$10.62	12.99%	$113	1.16%	1.15%	1.15%	(1.11)%	0%

$10.96	2.43%	$369,184	1.64%	1.64%	1.64%	(1.31)%	0%
$10.70	2.48%	$258,691	1.65%	1.61%	1.61%	(1.52)%	0%
$11.23	14.68%	$146,261	1.76%[9]	1.65%	1.65%	(1.62)%	0%
$10.80	8.14%	$37,078	2.51%[9]	1.68%	1.65%	(1.66)%	0%

$10.90	2.25%	$153,790	1.89%	1.88%	1.88%	(1.56)%	0%
$10.66	2.19%	$137,115	1.92%	1.89%	1.89%	(1.78)%	0%
$11.21	14.37%	$9,367	2.12%[9]	1.90%	1.90%	(1.88)%	0%
$10.79	8.04%	$1,644	4.03%[9]	1.93%	1.90%	(1.92)%	0%

$10.96	2.43%	$195,532	1.55%	1.55%	1.55%	(1.22)%	0%
$10.70	2.54%	$133,722	1.59%	1.55%	1.55%	(1.45)%	0%
$11.23	19.94%	$45,436	1.68%[9]	1.55%	1.55%	(1.52)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.76	(0.06)	(0.20)	(0.26)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.76	(0.15)	1.05	0.90	(0.74)	(0.16)	—	(0.90)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.78	(0.14)	0.85	0.71	(0.73)	—	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.90	(0.17)	0.61	0.44	(0.44)	(0.12)	—	(0.56)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.70	(0.17)	0.40	0.23	(0.01)	(0.02)	—	(0.03)
FOR THE PERIOD 7/18/11[10]—12/31/11	$10.00	(0.05)	(0.21)	(0.26)	(0.04)	—	—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.74	(0.06)	(0.21)	(0.27)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.74	(0.17)	1.05	0.88	(0.72)	(0.16)	—	(0.88)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.76	(0.17)	0.85	0.68	(0.70)	—	—	(0.70)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.89	(0.20)	0.61	0.41	(0.42)	(0.12)	—	(0.54)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.69	(0.23)	0.45	0.22	—	(0.02)	—	(0.02)
FOR THE PERIOD 7/18/11[10]—12/31/11	$10.00	(0.06)	(0.21)	(0.27)	(0.04)	—	—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.76	(0.04)	(0.21)	(0.25)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.75	(0.13)	1.05	0.92	(0.75)	(0.16)	—	(0.91)
FOR THE PERIOD 9/02/14[7]—12/31/14	$9.88	(0.11)	0.71	0.60	(0.73)	—	—	(0.73)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$5.62	(0.02)	1.10	1.08	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.98	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.29	(0.08)	(1.23)	(1.31)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.87	(0.09)	(1.49)	(1.58)	—	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.05)	(0.08)	(0.13)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$5.57	(0.03)	1.09	1.06	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.94	(0.08)	(1.29)	(1.37)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.27	(0.11)	(1.22)	(1.33)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.86	(0.11)	(1.48)	(1.59)	—	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.06)	(0.08)	(0.14)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$5.63	(0.02)	1.11	1.09	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.99	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE PERIOD 9/02/14[7]—12/31/14	$8.60	(0.02)	(1.59)	(1.61)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.50	(2.66)%[14]	$2,789,501	2.48%	2.48%	1.96%	(1.28)%	118%
$9.76	9.25%	$2,284,285	2.41%	2.41%	1.97%	(1.44)%	208%
$9.76	7.31%	$1,443,799	3.67%	3.65%	1.98%	(1.46)%	204%
$9.78	4.46%	$1,453,977	3.37%	3.34%	1.98%	(1.67)%	137%
$9.90	2.36%	$808,262	3.60%	3.52%	1.98%	(1.73)%	208%
$9.70	(2.57)%[12]	$257,168	2.59%	2.23%	1.98%	(1.09)%	133%

$9.47	(2.77)%[14]	$481,776	2.72%	2.72%	2.20%	(1.29)%	118%
$9.74	9.02%	$103,504	2.68%	2.67%	2.23%	(1.66)%	208%
$9.74	7.03%	$84,480	3.96%	3.91%	2.23%	(1.75)%	204%
$9.76	4.16%	$74,641	3.66%	3.59%	2.23%	(1.95)%	137%
$9.89	2.22%	$43,104	3.93%	3.76%	2.23%	(2.32)%	208%
$9.69	(2.73)%[12]	$44,676	2.85%	2.48%	2.23%	(1.37)%	133%

$9.51	(2.56)%[14]	$280,982	2.38%	2.38%	1.87%	(0.94)%	118%
$9.76	9.44%	$100,959	2.33%	2.32%	1.88%	(1.29)%	208%
$9.75	6.19%	$35,228	3.21%	3.14%	1.88%	(3.41)%	204%

$6.70	19.22%	$65,611	1.02%	0.92%	0.92%	(0.65)%	0%
$5.62	(19.48)%	$71,321	1.14%	0.94%	0.94%	(0.88)%	0%
$6.98	(15.80)%	$46,443	1.34%	1.01%	1.01%	(1.00)%	0%
$8.29	(16.01)%	$28,375	1.32%	1.05%	1.05%	(1.05)%	0%
$9.87	(1.30)%	$63,331	1.72%	1.05%	1.05%	(1.04)%	0%

$6.63	19.03%	$3,844	1.34%	1.25%	1.25%	(1.01)%	0%
$5.57	(19.74)%	$2,083	1.48%	1.25%	1.25%	(1.21)%	0%
$6.94	(16.08)%	$4,764	1.59%	1.26%	1.26%	(1.25)%	0%
$8.27	(16.13)%	$3,861	1.70%	1.30%	1.30%	(1.28)%	0%
$9.86	(1.40)%	$2,206	4.00%	1.30%	1.30%	(1.30)%	0%

$6.72	19.36%	$92,347	0.99%	0.90%	0.90%	(0.66)%	0%
$5.63	(19.46)%	$29,122	1.11%	0.90%	0.90%	(0.85)%	0%
$6.99	(18.72)%	$15,482	1.31%	0.90%	0.90%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.09	(0.02)	1.01	0.99	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.07)	(0.75)	(0.82)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.77	(0.04)	0.81	0.77	(0.30)	(1.10)	—	(1.40)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.49	(0.07)	0.08 [8]	0.01	(0.27)	(0.46)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.62	—	1.49	1.49	(0.14)	(0.48)	—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.28	0.04	0.51	0.55	(0.21)	(0.00)[11]	—	(0.21)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.08	(0.03)	1.00	0.97	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.10)	(0.73)	(0.83)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.76	(0.07)	0.80	0.73	(0.25)	(1.10)	—	(1.35)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.47	(0.11)	0.08 [8]	(0.03)	(0.22)	(0.46)	—	(0.68)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.59	(0.03)	1.50	1.47	(0.11)	(0.48)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.27	0.03	0.49	0.52	(0.20)	(0.00)[11]	—	(0.20)
AQR RISK PARITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$9.10	(0.01)	1.00	0.99	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.04)	(0.77)	(0.81)	—	(0.23)	—	(0.23)
FOR THE PERIOD 9/02/14[7]—12/31/14	$12.01	(0.04)	(0.43)[8]	(0.47)	(0.30)	(1.10)	—	(1.40)
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$7.79	(0.02)	1.22	1.20	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.08)	(1.19)	(1.27)	(0.03)	(0.46)	—	(0.49)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.87	(0.03)	0.95	0.92	(0.06)	(1.18)	—	(1.24)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.21	(0.06)	(0.23)	(0.29)	(0.03)	(0.02)	—	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	0.01	0.23	0.24	(0.03)	—	—	(0.03)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$7.80	(0.02)	1.21	1.19	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.56	(0.10)	(1.20)	(1.30)	—	(0.46)	—	(0.46)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.86	(0.04)	0.93	0.89	(0.01)	(1.18)	—	(1.19)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.23	(0.09)	(0.23)	(0.32)	(0.03)	(0.02)	—	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	(0.01)	0.25	0.24	(0.01)	—	—	(0.01)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$7.78	(0.00)[11]	1.21	1.21	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.03)	(1.25)	(1.28)	(0.03)	(0.46)	—	(0.49)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.37	(0.05)	(0.53)[8]	(0.58)	(0.06)	(1.18)	—	(1.24)
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$8.51	(0.02)	0.98	0.96	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.90	(0.08)	(0.79)	(0.87)	(0.02)	(0.50)	—	(0.52)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.02	(0.04)	0.65	0.61	(0.02)	(0.71)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.17	(0.06)	(0.08)	(0.14)	(0.01)	(0.00)[11]	—	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.19	0.19	(0.02)	—	—	(0.02)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$8.49	(0.02)	0.96	0.94	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.10)	(0.78)	(0.88)	—	(0.50)	—	(0.50)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.99	(0.06)	0.65	0.59	—	(0.71)	—	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.18	(0.07)	(0.11)	(0.18)	(0.01)	(0.00)[11]	—	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.18	0.18	—	—	—	—
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$8.51	(0.01)	0.97	0.96	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.89	(0.07)	(0.78)	(0.85)	(0.03)	(0.50)	—	(0.53)
FOR THE PERIOD 9/02/14[7]—12/31/14	$11.00	(0.04)	(0.33)[8]	(0.37)	(0.03)	(0.71)	—	(0.74)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.08	10.89%	$420,574	0.93%	0.92%	0.92%	(0.38)%	25%
$9.09	(8.10)%	$492,977	0.94%	0.93%	0.93%	(0.71)%	157%
$10.14	7.04%	$583,927	0.90%	0.90%	0.90%	(0.34)%	94%
$10.77	0.12%	$855,024	0.89%	0.89%	0.88%	(0.64)%	167%
$11.49	14.05%	$868,661	0.95%	0.95%	0.95%	(0.03)%	72%
$10.62	5.45%[13]	$337,526	1.06%	0.95%	0.95%	0.41%	66%

$10.05	10.68%	$21,563	1.20%	1.18%	1.18%	(0.59)%	25%
$9.08	(8.20)%	$22,005	1.19%	1.18%	1.18%	(0.96)%	157%
$10.14	6.69%	$36,232	1.20%	1.20%	1.20%	(0.65)%	94%
$10.76	(0.23)%	$79,026	1.20%	1.20%	1.20%	(0.92)%	167%
$11.47	13.89%	$170,953	1.23%	1.20%	1.20%	(0.26)%	72%
$10.59	5.12%[13]	$51,560	1.42%	1.20%	1.20%	0.30%	66%

$10.09	10.88%	$406	0.87%	0.85%	0.85%	(0.25)%	25%
$9.10	(8.00)%	$2,796	0.86%	0.85%	0.85%	(0.37)%	157%
$10.14	(3.96)%	$96	0.86%	0.85%	0.85%	(0.99)%	94%

$8.99	15.40%	$47,697	1.54%	1.18%	1.08%	(0.37)%	8%
$7.79	(13.33)%	$40,890	1.43%	1.13%	1.08%	(0.83)%	184%
$9.55	9.23%	$42,279	1.54%	1.20%	1.15%	(0.28)%	108%
$9.87	(2.83)%	$17,577	1.85%	1.23%	1.15%	(0.62)%	257%
$10.21	2.44%	$16,254	2.26%	1.28%	1.15%	0.53%	0%

$8.99	15.26%	$6,313	1.86%	1.49%	1.40%	(0.61)%	8%
$7.80	(13.64)%	$5,493	1.77%	1.45%	1.40%	(1.04)%	184%
$9.56	9.02%	$7,834	1.86%	1.45%	1.40%	(0.37)%	108%
$9.86	(3.12)%	$8,652	2.22%	1.48%	1.40%	(0.84)%	257%
$10.23	2.38%	$5,805	3.44%	1.53%	1.40%	(0.62)%	0%

$8.99	15.55%	$2,697	1.51%	1.15%	1.05%	(0.04)%	8%
$7.78	(13.42)%	$2,413	1.43%	1.11%	1.05%	(0.36)%	184%
$9.55	(5.10)%	$95	1.47%	1.10%	1.05%	(1.49)%	108%

$9.47	11.28%	$86,846	1.13%	0.95%	0.95%	(0.41)%	1%
$8.51	(8.77)%	$85,918	1.10%	0.93%	0.93%	(0.80)%	159%
$9.90	6.04%	$106,473	1.12%	0.95%	0.95%	(0.34)%	128%
$10.02	(1.32)%	$37,848	1.18%	0.95%	0.95%	(0.61)%	234%
$10.17	1.87%	$29,993	2.07%	0.95%	0.95%	0.18%	0%

$9.43	11.07%	$7,404	1.38%	1.19%	1.19%	(0.52)%	1%
$8.49	(8.94)%	$4,242	1.38%	1.20%	1.20%	(0.99)%	159%
$9.87	5.87%	$7,795	1.44%	1.20%	1.20%	(0.54)%	128%
$9.99	(1.71)%	$9,397	1.59%	1.20%	1.20%	(0.71)%	234%
$10.18	1.80%	$2,259	2.81%	1.20%	1.20%	(0.29)%	0%

$9.47	11.28%	$614	1.04%	0.85%	0.85%	(0.13)%	1%
$8.51	(8.59)%	$99	1.03%	0.85%	0.85%	(0.68)%	159%
$9.89	(3.44)%	$97	1.03%	0.85%	0.85%	(1.13)%	128%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.14	(0.06)	0.03	[8]	(0.03)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.86	(0.14)	1.01		0.87	(0.56)	(0.03)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.10)	1.24		1.14	(1.16)	(0.30)	—	(1.46)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.03)	0.44		0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.14	(0.07)	0.02	[8]	(0.05)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.17)	1.02		0.85	(0.55)	(0.03)	—	(0.58)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.16)	1.28		1.12	(1.13)	(0.30)	—	(1.43)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.04)	0.45		0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.15	(0.05)	0.02	[8]	(0.03)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.14)	1.02		0.88	(0.57)	(0.03)	—	(0.60)
FOR THE PERIOD 9/02/14[7]—12/31/14	$10.35	(0.07)	0.86		0.79	(1.16)	(0.11)	—	(1.27)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.39	(0.03)	0.09		0.06	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.18	(0.08)	0.49		0.41	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.02)	0.32		0.30	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.39	(0.04)	0.09		0.05	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.09)	0.48		0.39	(0.14)	(0.03)	—	(0.17)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.03)	0.32		0.29	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	$10.40	(0.02)	0.09		0.07	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.05)	0.48		0.43	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.01)	0.31		0.30	(0.10)	(0.03)	—	(0.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.11	(0.30)%	$2,199,855	2.55%	2.54%	1.49%	(1.18)%	62%
$10.14	8.76%	$1,341,232	2.29%	2.25%	1.48%	(1.39)%	138%
$9.86	11.30%	$387,666	2.56%	2.56%	1.50%	(0.95)%	145%
$10.18	4.08%	$403,243	2.11%[9]	2.07%	1.50%	(1.77)%	133%

$10.09	(0.49)%	$224,581	2.80%	2.79%	1.74%	(1.38)%	62%
$10.14	8.50%	$92,947	2.56%	2.52%	1.75%	(1.65)%	138%
$9.87	11.08%	$26,594	2.92%	2.81%	1.75%	(1.50)%	145%
$10.18	4.05%	$15,972	2.70%[9]	2.44%	1.75%	(2.05)%	133%

$10.12	(0.30)%	$1,143,800	2.46%	2.45%	1.40%	(0.92)%	62%
$10.15	8.80%	$394,568	2.21%	2.17%	1.40%	(1.37)%	138%
$9.87	7.67%	$74,872	2.57%	2.46%	1.40%	(1.94)%	145%

$10.45	0.58%	$293,849	1.33%	1.31%	0.83%	(0.53)%	46%
$10.39	4.02%	$152,172	1.46%	1.11%	0.79%	(0.80)%	213%
$10.18	3.07%	$28,094	1.49%[9]	1.01%	0.85%	(0.68)%	191%

$10.44	0.48%	$47,294	1.58%	1.56%	1.08%	(0.72)%	46%
$10.39	3.85%	$13,444	1.90%	1.41%	1.09%	(0.91)%	213%
$10.17	2.94%	$8,577	1.92%[9]	1.32%	1.10%	(0.91)%	191%

$10.47	0.67%	$52,983	1.26%	1.23%	0.75%	(0.43)%	46%
$10.40	4.23%	$22,176	1.57%	1.08%	0.75%	(0.50)%	213%
$10.17	2.98%	$23,695	1.75%[9]	1.00%	0.75%	(0.32)%	191%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Financial Highlights	June 30, 2016

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Diversified Arbitrage Fund—Class I	$0.08	0.73%
AQR Diversified Arbitrage Fund—Class N	0.04	0.42

[7]	Commencement of offering of shares.
[8]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[9]	Certain expenses incurred by the Fund were not annualized for the period.
[10]	Commencement of operations.
[11]	Amount is less than $.005 per share.
[12]

For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

[13]

For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.

[14]

The Adviser made a payment to the AQR Multi-Strategy Alternative Fund of $3,553,831 relating to a trading error. The impact of the Adviser’s contribution on the Fund’s total return was 0.11%, 0.10% and 0.10% for Class I, N and R6 respectively. The amount has been included in Net realized gain (loss) from investments in securities in the Statements of Operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series, which have a fiscal year-end of September 30th, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

On January 22, 2016 the Board of Trustees approved the closure of the AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund to new investors, effective March 31, 2016, subject to certain exceptions.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows, where applicable, and the Financial Highlights of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of their total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2016	% OF TOTAL NET ASSETS AT JUNE 30, 2016	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY
AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$7,705,411	24.0%	$(485,374)
AQR Managed Futures Strategy Offshore Fund Ltd.	January 5, 2010	3,081,268,943	23.2%	26,968,110
AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	168,129,439	23.4%	224,877
AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	563,841,977	15.9%	35,462,444
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	36,814,487	22.8%	14,154,234
AQR Risk Parity Offshore Fund Ltd.	September 29, 2010	88,446,240	20.0%	4,916,577
AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	12,763,423	22.5%	991,761
AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	14,007,979	14.8%	1,097,869
AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	817,722,927	22.9%	67,695,321
AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	91,491,888	23.2%	3,718,994

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2016, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 (“the Code”) and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid. There were no unfunded commitments as of June 30, 2016.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Diversified Arbitrage Fund	$739,455
AQR Equity Market Neutral Fund	300,529
AQR Long-Short Equity Fund	375,543
AQR Multi-Strategy Alternative Fund	344,850
AQR Style Premia Alternative Fund	1,148,079
AQR Style Premia Alternative LV Fund	64,599

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations.

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $11,107,782 for AQR Risk Parity II HV Fund.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
AQR DIVERSIFIED ARBITRAGE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2015	(4,796)	$(2,216,380)
Options written	(335)	(22,777)
Options terminated	—	—
Options expired	4,870	2,222,893
Options exercised	180	5,385
Options outstanding, June 30, 2016	(81)	$(10,879)

	PUT OPTIONS
AQR DIVERSIFIED ARBITRAGE FUND	NUMBER OF CONTRACTS SUBJECT TO PUT	PREMIUM

Options outstanding, December 31, 2015	(67)	$(172,051)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	67	172,051
Options outstanding, June 30, 2016	—	$—

	CALL OPTIONS
AQR MULTI-STRATEGY ALTERNATIVE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2015	—	$—
Options written	(2,080)	(4,481,955)
Options terminated	—	—
Options expired	581	51,471
Options exercised	—	—
Options outstanding, June 30, 2016	(1,499)	$(4,430,484)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$98,662,115	$40,014,355	$3,633,959	$142,310,429
Convertible Preferred Stocks	35,097,140	10,295,583	28,451,526	73,844,249
Corporate Bonds	—	14,440,500	3,236,520	17,677,020
Convertible Bonds	—	206,578,139	914,799	207,492,938
Closed End Funds	34,615,532	—	—	34,615,532
Loan Participations	—	523,318	2,229,777	2,753,095
Preferred Stocks	1,434,037	113,732	841,787	2,389,556
Rights	506,683	417,607	577,883	1,502,173
Securities in Litigation	—	—	99,820	99,820
Warrants	9,879,832	4,372,099	15,861	14,267,792
Short-Term Investments	—	189,498,469	—	189,498,469
Forward Foreign Currency Exchange Contracts*	—	81,387	—	81,387
Total Return Basket Swaps Contracts*	—	2,420,380	430,227	2,850,607

Total Assets	$180,195,339	$468,755,569	$40,432,159	$689,383,067

LIABILITIES
Common Stocks (Sold Short)	$(192,700,505)	$—	$(453)	$(192,700,958)
Convertible Bonds (Sold Short)	—	(5,562,500)	—	(5,562,500)
Written Options (Sold Short)*	(5,330)	(200)	—	(5,530)
Futures Contracts*	(915,649)	—	—	(915,649)
Forward Foreign Currency Exchange Contracts*	—	(218,559)	—	(218,559)
Credit Default Swap Contracts*	—	(1,154,184)	—	(1,154,184)
Total Return Basket Swaps Contracts*	—	(840,793)	—	(840,793)

Total Liabilities	$(193,621,484)	$(7,776,236)	$(453)	$(201,398,173)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$41,973,837	$168,495,532	$—	$210,469,369
Preferred Stocks†	—	545,792	—	545,792
Rights†	—	49,401	—	49,401
Short-Term Investments	—	826,494,795	—	826,494,795
Forward Foreign Currency Exchange Contracts*	—	585,646	—	585,646
Total Return Basket Swaps Contracts*	—	10,747,195	—	10,747,195

Total Assets	$41,973,837	$1,006,918,361	$—	$1,048,892,198

LIABILITIES
Common Stocks (Sold Short)†	$(41,904,499)	$(130,520,759)	$—	$(172,425,258)
Preferred Stocks (Sold Short)†	—	(3,032,043)	—	(3,032,043)
Forward Foreign Currency Exchange Contracts*	—	(42,089)	—	(42,089)
Total Return Basket Swaps Contracts*	—	(3,342,053)	—	(3,342,053)

Total Liabilities	$(41,904,499)	$(136,936,944)	$—	$(178,841,443)

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$29,426,596	$—	$29,426,596
Futures Contracts*	341,754	—	—	341,754
Forward Foreign Currency Exchange Contracts*	—	1,680,175	—	1,680,175
Total Return Swap Contracts*	—	56,515	—	56,515

Total Assets	$341,754	$31,163,286	$—	$31,505,040

LIABILITIES
Futures Contracts*	$(180,352)	$—	$—	$(180,352)
Forward Foreign Currency Exchange Contracts*	—	(1,098,788)	—	(1,098,788)
Interest Rate Swap Contracts*	—	(271,070)	—	(271,070)
Total Return Swap Contracts*	—	(54,895)	—	(54,895)

Total Liabilities	$(180,352)	$(1,424,753)	$—	$(1,605,105)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$55,970,343	$240,324,341	$—	$296,294,684
Preferred Stocks†	—	1,657,664	—	1,657,664
Rights†	—	82,602	—	82,602
Short-Term Investments	—	1,162,429,110	—	1,162,429,110
Futures Contracts*	4,222,387	—	—	4,222,387
Forward Foreign Currency Exchange Contracts*	—	4,645,020	—	4,645,020
Total Return Basket Swaps Contracts*	—	12,661,075	—	12,661,075
Total Return Swap Contracts*	—	1,168,077	—	1,168,077

Total Assets	$60,192,730	$1,422,967,889	$—	$1,483,160,619

LIABILITIES
Common Stocks (Sold Short)†	$(53,804,673)	$(194,573,534)	$—	$(248,378,207)
Preferred Stocks (Sold Short)†	—	(5,511,236)	—	(5,511,236)
Forward Foreign Currency Exchange Contracts*	—	(4,733,835)	—	(4,733,835)
Total Return Basket Swaps Contracts*	—	(15,762,744)	—	(15,762,744)

Total Liabilities	$(53,804,673)	$(220,581,349)	$—	$(274,386,022)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$12,912,371,899	$—	$12,912,371,899
Futures Contracts*	351,499,383	—	—	351,499,383
Forward Foreign Currency Exchange Contracts*	—	552,050,171	—	552,050,171
Total Return Swap Contracts*	—	17,533,903	—	17,533,903

Total Assets	$351,499,383	$13,481,955,973	$—	$13,833,455,356

LIABILITIES
Futures Contracts*	$(29,121,292)	$—	$—	$(29,121,292)
Forward Foreign Currency Exchange Contracts*	—	(299,418,415)	—	(299,418,415)
Total Return Swap Contracts*	—	(45,658,987)	—	(45,658,987)

Total Liabilities	$(29,121,292)	$(345,077,402)	$—	$(374,198,694)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$670,593,318	$—	$670,593,318
Futures Contracts*	28,446,466	—	—	28,446,466
Forward Foreign Currency Exchange Contracts *	—	44,320,263	—	44,320,263
Total Return Swap Contracts*	—	1,528,997	—	1,528,997

Total Assets	$28,446,466	$716,442,578	$—	$744,889,044

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

LIABILITIES
Futures Contracts*	$(2,350,469)	$—	$—	$(2,350,469)
Forward Foreign Currency Exchange Contracts*	—	(24,095,295)	—	(24,095,295)
Total Return Swap Contracts*	—	(3,503,424)	—	(3,503,424)

Total Liabilities	$(2,350,469)	$(27,598,719)	$—	$(29,949,188)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$534,995,184	$27,858,158	$—	$562,853,342
Convertible Preferred Stocks†	371,494,934	80,130,153	—	451,625,087
Corporate Bonds†	—	79,000	—	79,000
Convertible Bonds†	—	676,123,254	—	676,123,254
Short-Term Investments	—	1,735,677,530	—	1,735,677,530
Futures Contracts*	18,776,862	—	—	18,776,862
Forward Foreign Currency Exchange Contracts*	—	109,791,404	—	109,791,404
Total Return Basket Swap Contracts*	—	28,397,226	—	28,397,226
Total Return Swap Contracts*	—	2,887,692	—	2,887,692

Total Assets	$925,266,980	$2,660,944,417	$—	$3,586,211,397

LIABILITIES
Common Stocks (Sold Short)†	$(972,059,782)	$—	$—	$(972,059,782)
Written Options (Sold Short)*	(7,785,660)	(1,780)	—	(7,787,440)
Futures Contracts*	(5,825,350)	—	—	(5,825,350)
Forward Foreign Currency Exchange Contracts*	—	(41,209,694)	—	(41,209,694)
Credit Default Swap Contracts*	—	(171,586)	—	(171,586)
Total Return Basket Swap Contracts*	—	(40,042,527)	(77,046)	(40,119,573)
Total Return Swap Contracts*	—	(15,474,635)	—	(15,474,635)

Total Liabilities	$(985,670,792)	$(96,900,222)	$(77,046)	$(1,082,648,060)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$147,559,891	$—	$147,559,891
Futures Contracts*	8,776,837	—	—	8,776,837
Total Return Swap Contracts*	—	5,474,026	—	5,474,026

Total Assets	$8,776,837	$153,033,917	$—	$161,810,754

LIABILITIES
Futures Contracts*	$(657,227)	$—	$—	$(657,227)
Total Return Swap Contracts*	—	(5,133,735)	—	(5,133,735)

Total Liabilities	$(657,227)	$(5,133,735)	$—	$(5,790,962)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$65,777,174	$—	$65,777,174
U.S. Treasury Obligations	—	112,516,798	—	112,516,798
Short-Term Investments	—	233,186,428	—	233,186,428
Futures Contracts*	9,206,919	—	—	9,206,919
Forward Foreign Currency Exchange Contracts*	—	6,246,558	—	6,246,558
Interest Rate Swap Contracts*	—	3,511,971	—	3,511,971
Credit Default Swap Contracts*	—	3,812,798	—	3,812,798
Total Return Swap Contracts*	—	2,526,994	—	2,526,994

Total Assets	$9,206,919	$427,578,721	$—	$436,785,640

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

LIABILITIES
Futures Contracts*	$(424,406)	$—	$—	$(424,406)
Forward Foreign Currency Exchange Contracts*	—	(918,025)	—	(918,025)
Interest Rate Swap Contracts*	—	(114,909)	—	(114,909)
Total Return Swap Contracts*	—	(1,616,187)	—	(1,616,187)

Total Liabilities	$(424,406)	$(2,649,121)	$—	$(3,073,527)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$10,774,702	$—	$10,774,702
U.S. Treasury Obligations	—	20,158,576	—	20,158,576
Short-Term Investments	—	32,463,151	—	32,463,151
Futures Contracts*	2,186,414	—	—	2,186,414
Forward Foreign Currency Exchange Contracts*	—	376,871	—	376,871
Total Return Swap Contracts*	—	742,668	—	742,668

Total Assets	$2,186,414	$64,515,968	$—	$66,702,382

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(10,953,690)	$—	$(10,953,690)
Futures Contracts*	(98,618)	—	—	(98,618)
Forward Foreign Currency Exchange Contracts*	—	(1,162)	—	(1,162)
Total Return Swap Contracts*	—	(516,020)	—	(516,020)

Total Liabilities	$(98,618)	$(11,470,872)	$—	$(11,569,490)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$12,048,783	$—	$12,048,783
U.S. Treasury Obligations	—	23,225,420	—	23,225,420
Short-Term Investments	—	55,908,006	—	55,908,006
Futures Contracts*	2,448,515	—	—	2,448,515
Forward Foreign Currency Exchange Contracts*	—	440,895	—	440,895
Total Return Swap Contracts*	—	1,457,777	—	1,457,777

Total Assets	$2,448,515	$93,080,881	$—	$95,529,396

LIABILITIES
Futures Contracts*	$(110,378)	$—	$—	$(110,378)
Forward Foreign Currency Exchange Contracts*	—	(1,992)	—	(1,992)
Total Return Swap Contracts*	—	(1,158,179)	—	(1,158,179)

Total Liabilities	$(110,378)	$(1,160,171)	$—	$(1,270,549)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$971,223,138	$—	$971,223,138
Preferred Stocks†	—	8,517,798	—	8,517,798
Rights†	—	30,823	—	30,823
Short-Term Investments	—	3,009,145,440	—	3,009,145,440
Futures Contracts*	20,834,354	—	—	20,834,354
Forward Foreign Currency Exchange Contracts*	—	100,085,033	—	100,085,033
Total Return Swap Contracts*	—	83,987,103	—	83,987,103

Total Assets	$20,834,354	$4,172,989,335	$—	$4,193,823,689

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

LIABILITIES
Common Stocks (Sold Short)†	$—	$(719,252,331)	$(3)	$(719,252,334)
Preferred Stocks (Sold Short)†	—	(9,369,052)	—	(9,369,052)
Futures Contracts*	(13,851,528)	—	—	(13,851,528)
Forward Foreign Currency Exchange Contracts*	—	(49,277,389)	—	(49,277,389)
Total Return Basket Swaps Contracts*	—	(47,623,436)	—	(47,623,436)
Total Return Swap Contracts*	—	(93,947,471)	—	(93,947,471)

Total Liabilities	$(13,851,528)	$(919,469,679)	$(3)	$(933,321,210)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$51,079,892	$—	$51,079,892
Preferred Stocks†	—	367,833	—	367,833
Short-Term Investments	—	358,850,754	—	358,850,754
Futures Contracts*	1,195,260	—	—	1,195,260
Forward Foreign Currency Exchange Contracts*	—	5,561,027	—	5,561,027
Total Return Swap Contracts*	—	1,122,426	—	1,122,426

Total Assets	$1,195,260	$416,981,932	$—	$418,177,192

LIABILITIES
Common Stocks (Sold Short)†	$—	$(38,078,514)	$—	$(38,078,514)
Preferred Stocks (Sold Short)†	—	(538,752)	—	(538,752)
Futures Contracts*	(817,941)	—	—	(817,941)
Forward Foreign Currency Exchange Contracts*	—	(2,746,121)	—	(2,746,121)
Total Return Basket Swaps Contracts*	—	(1,857,268)	—	(1,857,268)
Total Return Swap Contracts*	—	(1,652,386)	—	(1,652,386)

Total Liabilities	$(817,941)	$(44,873,041)	$—	$(45,690,982)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended June 30, 2016, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund was $9,557,483 and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $13,656,724 and $37,773,795, respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except where note in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVERTIBLE PREFERRED STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS	TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2015	$11,396,171	$27,393,124	$6,950,723	$574,719	$817,262	$715,900	$1,573,200	$90,995	$(453)	$—
Accrued discounts/(premiums)	—	—	594,850	2,449	—	—	—	—	—	—
Realized gain/(loss)	8	1,453	(21,631,870)	(5,039,860)	—	261,441	—	—	—	—
Change in unrealized appreciation/(depreciation)	2,069,294	1,066,107	19,422,507	5,076,657	24,525	(138,017)	(124,933)	8,825	—	(131,016)
Purchases[1]	67,812	—	3,626,905	591,532	—	—	—	—	—	—
Sales[2]	(6,334,831)	(9,158)	(2,580,456)	(648,701)	—	(261,441)	—	—	—	—
Transfers in to Level 3	114,480	—	1,418,873	358,003	—	—	32,866	—	—	561,243
Transfers out of Level 3	(3,678,975)	—	(2,335,235)	—	—	—	(1,465,272)	—	—	—
Balance as of June 30, 2016	$3,633,959	$28,451,526	$5,466,297	$914,799	$841,787	$577,883	$15,861	$99,820	$(453)	$430,227
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2016	$40,331	$1,067,543	$(1,091,760)	$(570,675)	$24,525	$(138,015)	$(124,933)	$8,825	$—	$(131,016)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCK	CONVERTIBLE BOND	TOTAL RETURN BASKET SWAP CONTRACTS— SHORT
Balance as of December 31, 2015	$408,524	$416,739	$—
Accrued discounts/(premiums)	—	717	—
Realized gain/(loss)	(54,988)	(1)	—
Change in unrealized appreciation/(depreciation)	(90,483)	(455)	121,210
Purchases[1]	—	—	—
Sales[2]	(263,053)	(417,000)	—
Transfers in to Level 3	—	—	(198,256)
Transfers out of Level 3	—	—	—
Balance as of June 30, 2016	$—	$—	$(77,046)
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2016	$—	$—	$121,210

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

At June 30, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2016 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stock	$24,171	Black-Scholes	EBITDA Multiple	5.25x	N/A
			Discount for Lack of Marketability**	23.4%	N/A
			Term	2.0 yrs	N/A
			Volatility	43.2%	N/A
	$1,605,346	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	19.0%—30.4%	28.85%
			Revenue Multiple	1.05x to 1.10x	N/A
			Selected Point in Range	Midpoint	N/A
			Term	2.0 yrs	N/A
			Volatility	51.2%—56.8%	60.79%
			EBITDA Multiple	7.0x to 8.0x	N/A
	$1,627,372	Probability Weighted Expected Return	Discount for Lack of Marketability**	6.4%—44.6%	39.24%
			Equity Cost of Capital	30.0%	N/A
			Scenario Probability	10.0%—90.0%	N/A
			Term	0.2—2.0 yrs	N/A
			Volatility	39.4%—85.4%	78.97%
			Legal Fees	$1,159,533	N/A
			EBITDA Multiple	7.0x
	$70,487	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	44.6%—50.8%	46.90%
			Term	2.0 yrs	N/A
			Volatility	85.4%—145.1%	107.91%

Convertible Preferred Stock	$28,450,624	Discounted Cash Flows Analysis	Discount Rate	5.7%	N/A

Loan Participation	$2,229,777	Probability Weighted Expected Return	Scenario Probability	50.0%	N/A
			Discount Rate	26.2%	26.2%

Preferred Stock	$841,787	Enterprise Value Waterfall Analysis	Equity Cost of Capital	13.8%	N/A

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Right	$193,168	Options Pricing Model	Discount for Lack of Marketability**	20.5%	N/A
			Term	1.5 yrs	N/A
			Volatility	66.2%	N/A
	$485,335	Probability Weighted Expected Return	Discount for Lack of Marketability**	14.0%—39.8%	30.02%
			Equity Cost of Capital	7.5%—19.0%	16.05%
			Scenario Probability	0.0%—75.0%	N/A
			Term	0.6—4.2yrs	N/A
			Volatility	29.3%—102.3%	62.47%

Securities in Litigation	$99,820	Liquidation Analysis	Recovery Probability	2.5%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A

Warrant	$3,636	Options Pricing Model	Discount for Lack of Marketability**	32.9%	N/A
			Term	6.0 yrs	N/A
			Volatility	39.8%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2016, the value of these securities was $4,800,184. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

6. Federal Income Tax Matters

At June 30, 2016, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$764,738,393	$50,458,009	$(128,745,329)	$(78,287,320)
AQR Equity Market Neutral Fund	1,030,427,930	16,247,956	(9,116,529)	7,131,427
AQR Global Macro Fund	29,417,719	8,877	—	8,877
AQR Long-Short Equity Fund	1,451,777,725	22,535,061	(13,848,726)	8,686,335
AQR Managed Futures Strategy Fund	12,907,363,966	5,007,933	—	5,007,933
AQR Managed Futures Strategy HV Fund	670,441,975	151,343	—	151,343
AQR Multi-Strategy Alternative Fund	3,397,276,600	132,517,309	(103,435,696)	29,081,613
AQR Risk-Balanced Commodities Strategy Fund	147,529,856	30,035	—	30,035
AQR Risk Parity Fund	410,346,703	2,977,666	(1,843,969)	1,133,697
AQR Risk Parity II HV Fund	63,227,857	394,550	(225,978)	168,572
AQR Risk Parity II MV Fund	91,005,516	584,117	(407,424)	176,693
AQR Style Premia Alternative Fund	3,970,809,094	83,862,904	(65,754,799)	18,108,105
AQR Style Premia Alternative LV Fund	409,175,121	4,828,924	(3,705,566)	1,123,358

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

As of December 31, 2015, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR Diversified Arbitrage Fund	$84,405,717	$47,807,088
AQR Multi-Strategy Alternative Fund	6,568,303	—
AQR Risk Balanced Commodities Strategy Fund	12,630	—
AQR Style Premia Alternative Fund	22,115,573	9,668,388
AQR Style Premia Alternative LV Fund	674,702	607,693

7. Investment Transactions

During the period ended June 30, 2016, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$396,325,822	$780,452,298	$240,141,574	$374,178,326
AQR Equity Market Neutral Fund	187,405,224	59,586,478	194,952,827	86,217,146
AQR Long-Short Equity Fund	201,472,924	67,527,736	222,468,016	96,020,983
AQR Multi-Strategy Alternative Fund	1,385,332,844	654,147,710	885,562,019	509,409,678
AQR Risk Parity Fund	58,206,535	43,322,284	—	—
AQR Risk Parity II HV Fund	14,698,305	1,776,220	—	—
AQR Risk Parity II MV Fund	8,708,988	212,110	—	—
AQR Style Premia Alternative Fund	417,292,164	101,351,422	456,098,196	178,460,025
AQR Style Premia Alternative LV Fund	17,805,392	3,194,040	18,968,959	5,588,227

During the period ended June 30, 2016, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Diversified Arbitrage Fund	$465,256	$465,394
AQR Risk Parity Fund	41,459,805	28,210,271
AQR Risk Parity II HV Fund	10,635,220	1,528,195
AQR Risk Parity II MV Fund	7,062,606	96,576

8. Transactions with Affiliates

The funds are permitted to purchase and sell securities from and/or to other affiliated Funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers under specified conditions pursuant to procedures adopted by the Board in compliance with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended June 30, 2016, the following Funds engaged in purchase and sale transactions with an affiliate:

AQR Diversified Arbitrage Fund—sales $58,184,315

AQR Multi-Strategy Alternative Fund—purchases $58,184,315

9. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at June 30, 2016.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$2,850,607	$—	$127,842	$273,235	$—	$5,530
AQR Equity Market Neutral Fund	—	10,747,195	—	—	3,342,053	—	—
AQR Global Macro Fund	334,650	24,319	—	167,034	38,018	—	—
AQR Long-Short Equity Fund	8,464,391	13,829,152	—	4,242,004	15,762,744	—	—
AQR Managed Futures Strategy Fund	36,910,095	—	—	41,002,262	9,854,227	—	—
AQR Managed Futures Strategy HV Fund	3,034,357	—	—	3,332,482	790,903	—	—
AQR Multi-Strategy Alternative Fund	4,656,391	28,746,909	—	8,726,386	49,989,766	—	7,787,440
AQR Risk Parity Fund	536,435	390,119	—	416,079	79,469	—	—
AQR Risk Parity II HV Fund	151,925	118,637	—	26,108	4,614	—	—
AQR Risk Parity II MV Fund	182,188	128,003	—	144,104	10,472	—	—
AQR Style Premia Alternative Fund	19,775,318	11,926,255	—	19,149,524	54,133,185	—	—
AQR Style Premia Alternative LV Fund	1,071,237	737,035	—	1,138,893	2,259,410	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	81,387	—	—	218,559	—
AQR Equity Market Neutral Fund	—	—	585,646	—	—	42,089	—
AQR Global Macro Fund	—	—	1,680,175	—	—	1,098,788	—
AQR Long-Short Equity Fund	—	—	4,645,020	—	—	4,733,835	—
AQR Managed Futures Strategy Fund	—	—	552,050,171	—	—	299,418,415	—
AQR Managed Futures Strategy HV Fund	—	—	44,320,263	—	—	24,095,295	—
AQR Multi-Strategy Alternative Fund	—	—	109,791,404	—	—	41,209,694	—
AQR Risk Parity Fund	—	—	6,246,558	—	—	918,025	—
AQR Risk Parity II HV Fund	—	—	376,871	—	—	1,162	—
AQR Risk Parity II MV Fund	—	—	440,895	—	—	1,992	—
AQR Style Premia Alternative Fund	—	—	100,085,033	—	—	49,277,389	—
AQR Style Premia Alternative LV Fund	—	—	5,561,027	—	—	2,746,121	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	787,807	567,558	—	—
AQR Global Macro Fund	251,897	11,309,676	—	383,849	11,580,746	—	—
AQR Managed Futures Strategy Fund	266,005,310	—	—	1,377,402	—	—	—
AQR Managed Futures Strategy HV Fund	21,606,733	—	—	106,636	—	—	—
AQR Multi-Strategy Alternative Fund	22,822,073	—	—	11,237,383	—	—	—
AQR Risk Parity Fund	7,102,001	4,116,354	—	—	719,292	—	—
AQR Risk Parity II HV Fund	1,678,143	—	—	106,011	—	—	—
AQR Risk Parity II MV Fund	1,881,256	—	—	—	—	—	—
AQR Style Premia Alternative Fund	107,098,211	—	—	100,059,392	—	—	—
AQR Style Premia Alternative LV Fund	6,007,740	—	—	5,551,911	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	1,154,184	—	—
AQR Multi-Strategy Alternative Fund	—	—	—	—	171,586	—	—
AQR Risk Parity Fund	—	5,053,802	—	—	1,241,004	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	245,748	32,196	—	120,010	16,877	—	—
AQR Managed Futures Strategy Fund	127,473,306	17,533,903	—	65,630,956	35,804,760	—	—
AQR Managed Futures Strategy HV Fund	10,362,738	1,528,997	—	5,468,713	2,712,521	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
AQR Multi-Strategy Alternative Fund	$17,005,395	$2,538,009	$—	$11,568,578	$5,604,442	$—	$—
AQR Risk-Balanced Commodities Strategy Fund	12,609,310	5,474,026	—	4,489,700	5,133,735	—	—
AQR Risk Parity Fund	3,411,251	2,136,875	—	1,851,095	1,536,718	—	—
AQR Risk Parity II HV Fund	752,796	624,031	—	362,949	511,406	—	—
AQR Risk Parity II MV Fund	806,044	1,329,774	—	387,247	1,147,707	—	—
AQR Style Premia Alternative Fund	23,153,425	72,060,848	—	23,835,212	87,437,722	—	—
AQR Style Premia Alternative LV Fund	1,310,215	385,391	—	1,321,069	1,250,307	—	—

Netting:
AQR Diversified Arbitrage Fund	—	(1,994,977)	(81,387)	—	(1,994,977)	(81,387)	—
AQR Equity Market Neutral Fund	—	(3,342,053)	(42,089)	—	(3,342,053)	(42,089)	—
AQR Global Macro Fund	(670,893)	(11,366,191)	(1,098,788)	(670,893)	(11,366,191)	(1,098,788)	—
AQR Long-Short Equity Fund	(4,242,004)	(13,829,152)	(4,645,020)	(4,242,004)	(13,829,152)	(4,645,020)	—
AQR Managed Futures Strategy Fund	(108,010,620)	(17,533,903)	(299,418,415)	(108,010,620)	(17,533,903)	(299,418,415)	—
AQR Managed Futures Strategy HV Fund	(8,907,831)	(1,528,997)	(24,095,295)	(8,907,831)	(1,528,997)	(24,095,295)	—
AQR Multi-Strategy Alternative Fund	(31,532,347)	(31,284,918)	(41,209,694)	(31,532,347)	(31,284,918)	(41,209,694)	—
AQR Risk-Balanced Commodities Strategy Fund	(4,489,700)	(5,133,735)	—	(4,489,700)	(5,133,735)	—	—
AQR Risk Parity Fund	(2,267,174)	(3,576,483)	(918,025)	(2,267,174)	(3,576,483)	(918,025)	—
AQR Risk Parity II HV Fund	(495,068)	(516,020)	(1,162)	(495,068)	(516,020)	(1,162)	—
AQR Risk Parity II MV Fund	(531,351)	(1,158,179)	(1,992)	(531,351)	(1,158,179)	(1,992)	—
AQR Style Premia Alternative Fund	(143,044,128)	(83,987,103)	(49,277,389)	(143,044,128)	(83,987,103)	(49,277,389)	—
AQR Style Premia Alternative LV Fund	(8,011,873)	(1,122,426)	(2,746,121)	(8,011,873)	(1,122,426)	(2,746,121)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	855,630	—	915,649	—	137,172	5,530
AQR Equity Market Neutral Fund	—	7,405,142	543,557	—	—	—	—
AQR Global Macro Fund	161,402	—	581,387	—	269,450	—	—
AQR Long-Short Equity Fund	4,222,387	—	—	—	1,933,592	88,815	—
AQR Managed Futures Strategy Fund	322,378,091	—	252,631,756	—	28,125,084	—	—
AQR Managed Futures Strategy HV Fund	26,095,997	—	20,224,968	—	1,974,427	—	—
AQR Multi-Strategy Alternative Fund	12,951,512	—	68,581,710	—	24,480,876	—	7,787,440
AQR Risk-Balanced Commodities Strategy Fund	8,119,610	340,291	—	—	—	—	—
AQR Risk Parity Fund	8,782,513	8,120,667	5,328,533	—	—	—	—
AQR Risk Parity II HV Fund	2,087,796	226,648	375,709	—	—	—	—
AQR Risk Parity II MV Fund	2,338,137	299,598	438,903	—	—	—	—
AQR Style Premia Alternative Fund	6,982,826	—	50,807,644	—	57,583,804	—	—
AQR Style Premia Alternative LV Fund	377,319	—	2,814,906	—	2,387,291	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2016:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)ONDERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$(55,843)	$(354,695)	$—	$2,400,355	$407,137	$1,439,857	$—	$(2,181,646)
AQR Equity Market Neutral Fund	813,308	(11,225,942)	—	—	—	1,704,979	—	—
AQR Global Macro Fund	(555,823)	(426,721)	—	—	(10,606)	(106,753)	—	—
AQR Long-Short Equity Fund	15,583,838	(1,442,151)	—	—	926,124	(2,301,280)	—	—
AQR Managed Futures Strategy Fund	(304,373,150)	(31,855,148)	—	—	13,525,722	(14,910,634)	—	—
AQR Managed Futures Strategy HV Fund	(25,817,773)	(3,186,436)	—	—	1,095,274	(1,128,849)	—	—
AQR Multi-Strategy Alternative Fund	(67,851,231)	40,582,618	—	51,630	(599,577)	(159,160,471)	—	(3,356,956)
AQR Risk Parity Fund	(1,981,592)	5,162,895	—	—	(941,254)	452,624	—	—
AQR Risk Parity II HV Fund	(307,032)	(189,077)	—	—	(52,210)	124,795	—	—
AQR Risk Parity II MV Fund	(649,984)	(336,561)	—	—	(229,024)	143,956	—	—
AQR Style Premia Alternative Fund	(22,196,040)	(65,832,902)	—	—	12,237,727	(22,668,030)	—	—
AQR Style Premia Alternative LV Fund	(1,412,069)	(602,995)	—	—	602,729	(2,998,365)	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	(453,452)	—	—	—	(1,240,512)	—
AQR Equity Market Neutral Fund	—	—	(490,674)	—	—	—	613,295	—
AQR Global Macro Fund	—	—	220,595	—	—	—	71,565	—
AQR Long-Short Equity Fund	—	—	4,921,572	—	—	—	(353,864)	—
AQR Managed Futures Strategy Fund	—	—	(111,663,080)	—	—	—	294,276,065	—
AQR Managed Futures Strategy HV Fund	—	—	(11,505,393)	—	—	—	23,511,340	—
AQR Multi-Strategy Alternative Fund	—	—	18,590,098	—	—	—	54,871,521	—
AQR Risk Parity Fund	—	—	(4,543,675)	—	—	—	9,249,223	—
AQR Risk Parity II HV Fund	—	—	(265,414)	—	—	—	492,576	—
AQR Risk Parity II MV Fund	—	—	(335,204)	—	—	—	592,950	—
AQR Style Premia Alternative Fund	—	—	53,810,526	—	—	—	43,175,351	—
AQR Style Premia Alternative LV Fund	—	—	2,705,724	—	—	—	2,424,872	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(2,152,384)	(707,707)	—	—	(1,125,683)	(757,897)	—	—
AQR Global Macro Fund	8,893	317,697	—	—	212,497	(365,333)	—	—
AQR Managed Futures Strategy Fund	160,933,765	—	—	—	289,007,891	—	—	—
AQR Managed Futures Strategy HV Fund	12,961,881	—	—	—	23,400,199	—	—	—
AQR Multi-Strategy Alternative Fund	(17,509,556)	(1,255,223)	—	—	12,563,835	(164,019)	—	—
AQR Risk Parity Fund	16,442,334	(3,957,067)	—	—	8,889,297	3,245,288	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
AQR Risk Parity II HV Fund	$2,743,163	$—	$—	$—	$1,842,155	$—	$—	$—
AQR Risk Parity II MV Fund	4,185,826	—	—	—	2,281,795	—	—	—
AQR Style Premia Alternative Fund	(93,334,422)	—	—	—	10,164,621	—	—	—
AQR Style Premia Alternative LV Fund	(5,106,001)	—	—	—	679,079	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(2,798,169)	—	—	—	1,059,887	—	—
AQR Multi-Strategy Alternative Fund	—	(769,385)	—	—	—	86,165	—	—
AQR Risk Parity Fund	—	1,842,810	—	—	—	(1,777,745)	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	(337,365)	(147,869)	—	—	(35,953)	1,891	—	—
AQR Managed Futures Strategy Fund	(40,448,123)	67,367,537	—	—	23,418,667	(23,286,364)	—	—
AQR Managed Futures Strategy HV Fund	(5,202,579)	5,471,459	—	—	1,775,967	(1,533,974)	—	—
AQR Multi-Strategy Alternative Fund	9,360,144	26,103,668	—	—	3,557,086	(1,715,002)	—	—
AQR Risk-Balanced Commodities Strategy Fund	12,449,413	1,707,712	—	—	11,474,732	(574,213)	—	—
AQR Risk Parity Fund	4,099,048	819,639	—	—	6,010,170	1,157,728	—	—
AQR Risk Parity II HV Fund	882,446	110,603	—	—	1,008,485	206,181	—	—
AQR Risk Parity II MV Fund	965,142	132,177	—	—	1,299,803	390,094	—	—
AQR Style Premia Alternative Fund	23,494,091	44,220,162	—	—	4,612,106	(11,991,925)	—	—
AQR Style Premia Alternative LV Fund	1,262,826	2,456,877	—	—	115,815	(698,667)	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2016.

AQR DIVERSIFIED ARBITRAGE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED INTHE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Basket Swaps Contracts	$92,829	$—	$92,829	$—	$—	$92,829
CITI	Forward Foreign Currency Exchange Contracts	37,461	(37,461)	—	—	—	—
DTBK	Total Return Basket Swaps Contracts	2,327,551	(840,793)	1,486,758	—	—	1,486,758
JPMC	Forward Foreign Currency Exchange Contracts	43,926	(43,926)	—	—	—	—
	Total Return Basket Swaps Contracts	430,227	—	430,227	—	—	430,227
	Total JPMC	474,153	(43,926)	430,227	—	—	430,227
Total financial instruments subject to a master netting arrangement or similar arrangement		2,931,994	(922,180)	2,009,814	—	—	2,009,814

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$75,332	$(37,461)	$37,871	$—	$(37,871)	$—
DTBK	Total Return Basket Swaps Contracts	840,793	(840,793)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	143,227	(43,926)	99,301	—	(99,301)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,059,352	(922,180)	137,172	—	(137,172)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $21,988,422.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$297,993	$(32,851)	$265,142	$—	$—	$265,142
JPMC	Forward Foreign Currency Exchange Contracts	287,653	(9,238)	278,415	—	—	278,415
MSIP	Total Return Basket Swaps Contracts	10,747,195	(3,342,053)	7,405,142	—	—	7,405,142
Total financial instruments subject to a master netting arrangement or similar arrangement		11,332,841	(3,384,142)	7,948,699	—	—	7,948,699

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$32,851	$(32,851)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	9,238	(9,238)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	3,342,053	(3,342,053)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,384,142	(3,384,142)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $136,827,039.

AQR GLOBAL MACRO FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$19,123	$(19,123)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	682,019	(500,573)	181,446	—	(30,000)	151,446
GSIN	Total Return Swap Contracts	5,196	(1,858)	3,338	—	—	3,338
JPMC	Forward Foreign Currency Exchange Contracts	998,156	(598,215)	399,941	—	—	399,941
Total financial instruments subject to a master netting arrangement or similar arrangement		1,704,494	(1,119,769)	584,725	—	(30,000)	554,725

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$36,160	$(19,123)	$17,037	$—	$(17,037)	$—
CITI	Forward Foreign Currency Exchange Contracts	500,573	(500,573)	—	—	—	—
GSIN	Total Return Swap Contracts	1,858	(1,858)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	598,215	(598,215)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,136,806	(1,119,769)	17,037	—	(17,037)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $192,985.

AQR GLOBAL MACRO OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$6,626	$—	$6,626	$—	$—	$6,626
MACQ	Total Return Swap Contracts	21,480	(13,495)	7,985	—	—	7,985
SOCG	Total Return Swap Contracts	4,090	(3,382)	708	—	—	708
Total financial instruments subject to a master netting arrangement or similar arrangement		32,196	(16,877)	15,319	—	—	15,319

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
MACQ	Total Return Swap Contracts	$13,495	$(13,495)	$—	$—	$—	$—
SOCG	Total Return Swap Contracts	3,382	(3,382)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		16,877	(16,877)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $60,028.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,904,650	$(1,904,560)	$90	$—	$—	$90
DTBK	Total Return Basket Swaps Contracts	12,661,075	—	12,661,075	—	—	12,661,075
GSIN	Total Return Swap Contracts	1,168,077	(1,168,077)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	2,740,370	(2,740,370)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		18,474,172	(5,813,007)	12,661,165	—	—	12,661,165

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,904,560	$(1,904,560)	$—	$—	$—	$—
GSIN	Total Return Basket Swaps Contracts	15,762,744	(1,168,077)	14,594,667	—	(14,594,667)	—
JPMC	Forward Foreign Currency Exchange Contracts	2,829,275	(2,740,370)	88,905	—	(88,905)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		20,496,579	(5,813,007)	14,683,572	—	(14,683,572)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $251,355,609.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$220,874,889	$(120,022,877)	$100,852,012	$—	$(35,070,000)	$65,782,012
JPMC	Forward Foreign Currency Exchange Contracts	331,175,282	(179,395,538)	151,779,744	—	(17,670,000)	134,109,744
Total financial instruments subject to a master netting arrangement or similar arrangement		552,050,171	(299,418,415)	252,631,756	—	(52,740,000)	199,891,756

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$6,819,672	$—	$6,819,672	$—	$(6,819,672)	$—
CITI	Forward Foreign Currency Exchange Contracts	120,022,877	(120,022,877)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	179,395,538	(179,395,538)	—	—	—	—
MSCS	Total Return Swap Contracts	3,034,555	—	3,034,555	—	(3,034,555)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		309,272,642	(299,418,415)	9,854,227	—	(9,854,227)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $18,889,992.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$7,446,600	$(6,182,980)	$1,263,620	$—	$(1,263,620)	$—
MACQ	Total Return Swap Contracts	6,389,879	(6,389,879)	—	—	—	—
MLIN	Total Return Swap Contracts	1,181,878	(1,181,878)	—	—	—	—
SOCG	Total Return Swap Contracts	2,515,546	(2,400,872)	114,674	—	—	114,674
Total financial instruments subject to a master netting arrangement or similar arrangement		17,533,903	(16,155,609)	1,378,294	—	(1,263,620)	114,674

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$6,182,980	$(6,182,980)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	7,796,785	(6,389,879)	1,406,906	—	(1,406,906)	—
MLIN	Total Return Swap Contracts	19,424,123	(1,181,878)	18,242,245	—	(18,242,245)	—
SOCG	Total Return Swap Contracts	2,400,872	(2,400,872)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		35,804,760	(16,155,609)	19,649,151	—	(19,649,151)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $2,366,380.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $57,072,263.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$17,738,278	$(9,672,267)	$8,066,011	$—	$(2,700,000)	$5,366,011
JPMC	Forward Foreign Currency Exchange Contracts	26,581,985	(14,423,028)	12,158,957	—	(1,220,000)	10,938,957
Total financial instruments subject to a master netting arrangement or similar arrangement		44,320,263	(24,095,295)	20,224,968	—	(3,920,000)	16,304,968

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$596,058	$—	$596,058	$—	$(596,058)	$—
CITI	Forward Foreign Currency Exchange Contracts	9,672,267	(9,672,267)	—	—	—	—
GSIN	Total Return Swap Contracts	194,844	—	194,844	—	(194,844)	—
JPMC	Forward Foreign Currency Exchange Contracts	14,423,028	(14,423,028)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		24,886,197	(24,095,295)	790,902	—	(790,902)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $549,447.

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$633,069	$(403,722)	$229,347	$—	$(229,347)	$—
MACQ	Total Return Swap Contracts	586,266	(586,266)	—	—	—	—
SOCG	Total Return Swap Contracts	309,662	(309,662)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,528,997	(1,299,650)	229,347	—	(229,347)	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$403,722	$(403,722)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	1,951,800	(586,266)	1,365,534	—	(1,365,534)	—
SOCG	Total Return Swap Contracts	357,000	(309,662)	47,338	—	(47,338)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,712,522	(1,299,650)	1,412,872	—	(1,412,872)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $700,653.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,887,810.

AQR MULTI-STRATEGY ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$101,914
	Total Return Basket Swaps Contracts	213,130
	Total BANA	315,044	$—	$315,044	$—	$—	$315,044
CITI	Forward Foreign Currency Exchange Contracts	44,238,029	(16,801,995)	27,436,034	—	(15,260,000)	12,176,034
DTBK	Total Return Basket Swaps Contracts	10,117,053	(5,541,437)	4,575,616	—	—	4,575,616
GSIN	Total Return Swap Contracts	23,054
	Total Return Basket Swaps Contracts	4,556,091
	Total GSIN	4,579,145	(3,223,191)	1,355,954	—	—	1,355,954
JPMC	Forward Foreign Currency Exchange Contracts	65,553,375	(24,407,699)	41,145,676	—	—	41,145,676
	Total Return Basket Swaps Contracts	12,367,208	(12,367,208)	—	—	—	—
	Total JPMC	77,920,583	(36,774,907)	41,145,676	—	—	41,145,676
MSCS	Total Return Swap Contracts	224,715	(224,715)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	1,143,744	(388,416)	755,328	—	—	755,328
Total financial instruments subject to a master netting arrangement or similar arrangement		138,538,313	(62,954,661)	75,583,652	—	(15,260,000)	60,323,652

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$16,801,995	$(16,801,995)	$—	$—	$—	$—
DTBK	Total Return Basket Swaps Contracts	5,541,437	(5,541,437)	—	—	—	—
GSIN	Total Return Swap Contracts	290,503
	Total Return Basket Swaps Contracts	2,932,688
	Total GSIN	3,223,191	(3,223,191)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	24,407,699	(24,407,699)	—	—	—	—
	Total Return Basket Swaps Contracts	31,257,032	(12,367,208)	18,889,824	—	(18,889,824)	—
	Total JPMC	55,664,731	(36,774,907)	18,889,824	—	(18,889,824)	—
MSCS	Total Return Swap Contracts	9,579,690	(224,715)	9,354,975	—	—	9,354,975
MSIP	Total Return Basket Swaps Contracts	388,416	(388,416)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		91,199,460	(62,954,661)	28,244,799	—	(18,889,824)	9,354,975

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $674,368,991.

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$798,864	$(798,864)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	765,994	(553,970)	212,024	—	—	212,024
MLIN	Total Return Swap Contracts	762,622	(762,622)	—	—	—	—
SOCG	Total Return Swap Contracts	210,529	(200,274)	10,255	—	(10,255)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,538,009	(2,315,730)	222,279	—	(10,255)	212,024

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$3,228,780	$(798,864)	$2,429,916	$—	$—	$2,429,916
MACQ	Total Return Swap Contracts	553,970	(553,970)	—	—	—	—
MLIN	Total Return Swap Contracts	1,621,418	(762,622)	858,796	—	(858,796)	—
SOCG	Total Return Swap Contracts	200,274	(200,274)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,604,442	(2,315,730)	3,288,712	—	(858,796)	2,429,916

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $6,679,745.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $6,121,356.

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,191,895	$(505,510)	$686,385	$—	$(686,385)	$—
DTBK	Total Return Swap Contracts	3,682,528	(3,682,528)	—	—	—	—
MACQ	Total Return Swap Contracts	155,462	(155,462)	—	—	—	—
SOCG	Total Return Swap Contracts	444,141	(407,093)	37,048	—	—	37,048
Total financial instruments subject to a master netting arrangement or similar arrangement		5,474,026	(4,750,593)	723,433	—	(686,385)	37,048

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$505,510	$(505,510)	$—	$—	$—	$—
DTBK	Total Return Swap Contracts	3,685,018	(3,682,528)	2,490	—	(2,490)	—
MACQ	Total Return Swap Contracts	536,114	(155,462)	380,652	—	(380,652)	—
SOCG	Total Return Swap Contracts	407,093	(407,093)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,133,735	(4,750,593)	383,142	—	(383,142)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $1,033,615.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $547,255.

AQR RISK PARITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$232,853	$—	$232,853	$—	$(120,000)	$112,853
CITI	Forward Foreign Currency Exchange Contracts	2,505,673	(503,292)	2,002,381	—	—	2,002,381
	Interest Rate Swap Contracts	768,973	(114,909)	654,064	—	(654,064)	—
	Total CITI	3,274,646	(618,201)	2,656,445	—	(654,064)	2,002,381
JPMC	Forward Foreign Currency Exchange Contracts	3,740,885	(414,733)	3,326,152	—	—	3,326,152
MSCS	Total Return Swap Contracts	157,266	(79,469)	77,797	—	—	77,797
Total financial instruments subject to a master netting arrangement or similar arrangement		7,405,650	(1,112,403)	6,293,247	—	(774,064)	5,519,183

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$503,292	$(503,292)	$—	$—	$—	$—
	Interest Rate Swap Contracts	114,909	(114,909)	—	—	—	—
	Total CITI	618,201	(618,201)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	414,733	(414,733)	—	—	—	—
MSCS	Total Return Swap Contracts	79,469	(79,469)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,112,403	(1,112,403)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $485,936.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $8,482,428.

AQR RISK PARITY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$388,345	$(249,463)	$138,882	$—	$(138,882)	$—
DTBK	Total Return Swap Contracts	1,119,007	(1,117,682)	1,325	—	—	1,325
MACQ	Total Return Swap Contracts	327,900	(75,789)	252,111	—	—	252,111
MLIN	Total Return Swap Contracts	13,890	(13,228)	662	—	—	662
SOCG	Total Return Swap Contracts	287,733	(80,556)	207,177	—	(207,177)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,136,875	(1,536,718)	600,157	—	(346,059)	254,098

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$249,463	$(249,463)	$—	$—	$—	$—
DTBK	Total Return Swap Contracts	1,117,682	(1,117,682)	—	—	—	—
MACQ	Total Return Swap Contracts	75,789	(75,789)	—	—	—	—
MLIN	Total Return Swap Contracts	13,228	(13,228)	—	—	—	—
SOCG	Total Return Swap Contracts	80,556	(80,556)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,536,718	(1,536,718)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $603,941.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $80,948.

AQR RISK PARITY II HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$47,066	$(4,614)	$42,452	$—	$—	$42,452
CITI	Forward Foreign Currency Exchange Contracts	150,961	(482)	150,479	—	—	150,479
GSIN	Total Return Swap Contracts	71,571	—	71,571	—	—	71,571
JPMC	Forward Foreign Currency Exchange Contracts	225,910	(680)	225,230	—	—	225,230
Total financial instruments subject to a master netting arrangement or similar arrangement		495,508	(5,776)	489,732	—	—	489,732

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$4,614	$(4,614)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	482	(482)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	680	(680)	—	—	—	—
JPMS	Reverse Repurchase Agreements	5,185,275	—	5,185,275	(5,185,275)	—	—
MPFS	Reverse Repurchase Agreements	5,768,415	—	5,768,415	(5,768,415)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		10,959,466	(5,776)	10,953,690	(10,953,690)	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $340,404.

AQR RISK PARITY II HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$95,673	$(17,564)	$78,109	$—	$(78,109)	$—
DTBK	Total Return Swap Contracts	469,881	(469,881)	—	—	—	—
MACQ	Total Return Swap Contracts	52,470	(4,889)	47,581	—	—	47,581
SOCG	Total Return Swap Contracts	6,007	(6,007)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		624,031	(498,341)	125,690	—	(78,109)	47,581

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$17,564	$(17,564)	$—	$—	$—	$—
DTBK	Total Return Swap Contracts	472,922	(469,881)	3,041	—	(3,041)	—
MACQ	Total Return Swap Contracts	4,889	(4,889)	—	—	—	—
SOCG	Total Return Swap Contracts	16,031	(6,007)	10,024	—	—	10,024
Total financial instruments subject to a master netting arrangement or similar arrangement		511,406	(498,341)	13,065	—	(3,041)	10,024

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $21,891.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $7,042.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$54,426	$(10,472)	$43,954	$—	$—	$43,954
CITI	Forward Foreign Currency Exchange Contracts	192,642	(835)	191,807	—	—	191,807
GSIN	Total Return Swap Contracts	73,577	—	73,577	—	—	73,577
JPMC	Forward Foreign Currency Exchange Contracts	248,253	(1,157)	247,096	—	—	247,096
Total financial instruments subject to a master netting arrangement or similar arrangement		568,898	(12,464)	556,434	—	—	556,434

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$10,472	$(10,472)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	835	(835)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	1,157	(1,157)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		12,464	(12,464)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $450,570.

AQR RISK PARITY II MV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$124,518	$(37,353)	$87,165	$—	$(87,165)	$—
DTBK	Total Return Swap Contracts	1,047,266	(1,047,266)	—	—	—	—
MACQ	Total Return Swap Contracts	121,775	(40,088)	81,687	—	—	81,687
SOCG	Total Return Swap Contracts	36,215	(16,111)	20,104	—	—	20,104
Total financial instruments subject to a master netting arrangement or similar arrangement		1,329,774	(1,140,818)	188,956	—	(87,165)	101,791

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR RISK PARITY II MV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
CITI	Total Return Swap Contracts	$37,353	$(37,353)	$—	$—	$—	$—
DTBK	Total Return Swap Contracts	1,054,155	(1,047,266)	6,889	—	—	6,889
MACQ	Total Return Swap Contracts	40,088	(40,088)	—	—	—	—
SOCG	Total Return Swap Contracts	16,111	(16,111)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,147,707	(1,140,818)	6,889	—	—	6,889

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $122,835.

AQR STYLE PREMIA ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$10,306,714	$(6,314,781)	$3,991,933	$—	$—	$3,991,933
CITI	Forward Foreign Currency Exchange Contracts	40,289,494	(19,637,189)	20,652,305	—	(7,390,000)	13,262,305
GSIN	Total Return Swap Contracts	1,619,541	(1,619,541)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	59,795,539	(29,640,200)	30,155,339	—	—	30,155,339
Total financial instruments subject to a master netting arrangement or similar arrangement		112,011,288	(57,211,711)	54,799,577	—	(7,390,000)	47,409,577

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$6,314,781	$(6,314,781)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	19,637,189	(19,637,189)	—	—	—	—
GSIN	Total Return Swap Contracts	194,968
	Total Return Basket Swap Contracts	47,623,436
	Total GSIN	47,818,404	(1,619,541)	46,198,863	—	(46,198,863)	—
JPMC	Forward Foreign Currency Exchange Contracts	29,640,200	(29,640,200)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		103,410,574	(57,211,711)	46,198,863	—	(46,198,863)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $432,941,137.

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$274,431	$(274,431)	$—	$—	$—	$—
DTBK	Total Return Swap Contracts	68,944,709	(68,944,709)	—	—	—	—
MACQ	Total Return Swap Contracts	153,647	(153,647)	—	—	—	—
SOCG	Total Return Swap Contracts	2,688,061	(2,688,061)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		72,060,848	(72,060,848)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,575,103	$(274,431)	$2,300,672	$—	$—	$2,300,672
DTBK	Total Return Swap Contracts	68,951,006	(68,944,709)	6,297	—	—	6,297
MACQ	Total Return Swap Contracts	4,783,206	(153,647)	4,629,559	—	(4,629,559)	—
SOCG	Total Return Swap Contracts	11,128,407	(2,688,061)	8,440,346	—	—	8,440,346
Total financial instruments subject to a master netting arrangement or similar arrangement		87,437,722	(72,060,848)	15,376,874	—	(4,629,559)	10,747,315

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $11,851,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,590,465.

AQR STYLE PREMIA ALTERNATIVE LV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$650,858	$(310,029)	$340,829	$—	$(190,000)	$150,829
CITI	Forward Foreign Currency Exchange Contracts	2,238,585	(1,097,092)	1,141,493	—	(340,000)	801,493
GSIN	Total Return Swap Contracts	2,062	(2,062)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	3,322,442	(1,649,029)	1,673,413	—	—	1,673,413
MSCS	Total Return Swap Contracts	84,115	(84,115)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,298,062	(3,142,327)	3,155,735	—	(530,000)	2,625,735

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$310,029	$(310,029)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	1,097,092	(1,097,092)	—	—	—	—
GSIN	Total Return Swap Contracts	408
	Total Return Basket Swap Contracts	1,857,331
	Total GSIN	1,857,739	(2,062)	1,855,677	—	(1,855,677)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,649,029	(1,649,029)	—	—	—	—
MSCS	Total Return Swap Contracts	91,642	(84,115)	7,527	—	(7,527)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,005,531	(3,142,327)	1,863,204	—	(1,863,204)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $21,807,137.

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$15,096	$(15,096)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	6,206	(6,206)	—	—	—	—
SOCG	Total Return Swap Contracts	364,089	(364,089)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		385,391	(385,391)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (B)	NET AMOUNT
CITI	Total Return Swap Contracts	$94,519	$(15,096)	$79,423	$—	$—	$79,423
MACQ	Total Return Swap Contracts	513,964	(6,206)	507,758	—	(507,758)	—
SOCG	Total Return Swap Contracts	641,824	(364,089)	277,735	—	—	277,735
Total financial instruments subject to a master netting arrangement or similar arrangement		1,250,307	(385,391)	864,916	—	(507,758)	357,158

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $820,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $212,247.

For the period ended June 30, 2016, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG- SHORT EQUITY FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Futures Contracts:
Average Notional Balance—Long	$—	$—	$184,245,455	$518,848,436	$37,238,950,676	$3,044,022,937	$4,495,814,045	$184,539,584
Average Notional Balance—Short	151,637,176	—	159,085,846	—	8,620,248,451	697,278,827	2,509,030,384	49,525,435
Ending Notional Balance—Long	—	—	57,790,509	711,469,669	52,461,598,031	4,260,954,348	5,412,573,017	274,249,957
Ending Notional Balance—Short	117,511,591	—	31,369,821	—	5,092,115,442	412,666,335	2,550,818,999	74,079,177
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	7,257,695	14,059,475	41,030,817	164,791,557	12,129,904,190	985,303,239	2,128,786,134	—
Average Settlement Value—Sold	37,714,796	38,785,352	40,366,455	18,545,678	12,522,807,208	1,011,410,839	2,245,872,897	—
Ending Value—Purchased	5,600,480	14,990,805	45,737,835	220,071,171	14,702,844,684	1,175,100,264	2,333,742,196	—
Ending Value—Sold	24,820,206	45,965,669	44,473,291	9,414,174	14,335,338,715	1,146,158,081	2,375,055,906	—
Exchange-Traded Options:
Average Number of Contracts—Written	1,639	—	—	—	—	—	1,321	—
Ending Number of Contracts— Written	81	—	—	—	—	—	1,499	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	62,366,667	—	—	—	—	—	6,100,000	—
Average Notional Balance—Sell Protection	—	—	—	—	—	—	15,125,000	—
Ending Notional Balance—Buy Protection	36,475,000	—	—	—	—	—	5,400,000	—
Ending Notional Balance—Sell Protection	—	—	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG- SHORT EQUITY FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Total Return Swaps:
Average Notional Balance—Long	$—	$—	$2,922,595	$19,155,789	$555,671,577	$45,246,033	$182,586,668	$32,455,072
Average Notional Balance— Short	—	—	1,938,330	—	868,876,344	70,693,954	376,393,018	14,824,280
Ending Notional Balance— Long	—	—	3,335,153	26,080,877	1,001,977,933	81,112,671	230,422,902	31,398,504
Ending Notional Balance—Short	—	—	1,587,599	—	750,546,352	61,936,216	281,332,297	10,407,704
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	686,723,703	—	—	—	—	—
Average Notional Balance—Receives Fixed rate	—	—	750,327,844	—	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	—	—	862,062,552	—	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	—	—	947,413,345	—	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	196,182,376	809,624,689	—	1,231,267,006	—	—	4,602,354,287	—
Average Notional of Underlying Positions—Short	76,508,310	754,474,324	—	1,137,097,459	—	—	3,791,996,461	—
Ending Notional Balance—Long	145,294,855	1,151,350,911	—	1,640,120,596	—	—	4,634,936,473	—
Ending Notional Balance—Short	56,728,233	1,060,346,349	—	1,494,207,096	—	—	3,820,569,226	—

	AQR RISK PARITY FUND	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Futures Contracts:
Average Notional Balance—Long	$555,162,253	$105,177,233	$134,795,063	$13,333,783,287	$727,557,306
Average Notional Balance—Short	15,838,587	1,748,409	2,353,095	8,522,975,061	468,569,951
Ending Notional Balance—Long	500,800,779	124,863,728	138,851,496	17,776,385,812	987,130,861
Ending Notional Balance—Short	15,648,963	1,430,245	1,763,178	11,886,464,012	660,499,189
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	128,008,603	1,017,100	744,508	1,849,199,841	101,414,607
Average Settlement Value—Sold	154,866,656	10,040,287	12,089,385	1,966,199,380	106,315,159
Ending Value—Purchased	139,160,136	75,432	163,355	2,802,327,864	159,047,408
Ending Value—Sold	139,160,135	11,217,246	12,672,985	2,936,822,101	163,687,317
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	—	—	—	—
Average Notional Balance—Sell Protection	287,483,333	—	—	—	—
Ending Notional Balance—Buy Protection	—	—	—	—	—
Ending Notional Balance—Sell Protection	246,650,000	—	—	—	—
Total Return Swaps:
Average Notional Balance—Long	39,639,594	6,525,786	9,676,835	403,090,423	23,299,502
Average Notional Balance—Short	7,484,300	1,128,846	2,101,998	134,428,712	7,145,858
Ending Notional Balance—Long	33,330,656	6,688,378	7,864,891	610,883,431	37,002,431
Ending Notional Balance—Short	6,639,809	635,676	1,241,621	186,579,768	10,552,223
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	65,017,031	—	—	—	—
Average Notional Balance—Receives Fixed rate	238,519,721	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	52,839,112	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	216,142,486	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	2,366,411,644	118,749,118
Average Notional of Underlying Positions—Short	—	—	—	1,904,259,402	94,589,600
Ending Notional Balance—Long	—	—	—	2,624,507,742	127,975,648
Ending Notional Balance—Short	—	—	—	2,010,627,895	93,628,826

*	Notional values as of each quarter end are used to calculate the average represented.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

10. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Diversified Arbitrage Fund	1.00%
AQR Equity Market Neutral Fund	1.10
AQR Global Macro Fund	1.25
AQR Long-Short Equity Fund	1.10
AQR Managed Futures Strategy Fund	1.05
AQR Managed Futures Strategy HV Fund	1.45
AQR Multi-Strategy Alternative Fund	1.80
AQR Risk-Balanced Commodities Strategy Fund	0.80
AQR Risk Parity Fund	0.75	(a)
AQR Risk Parity II HV Fund	0.95	(b)
AQR Risk Parity II MV Fund	0.75	(c)
AQR Style Premia Alternative Fund	1.35
AQR Style Premia Alternative LV Fund	0.65

(a)	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b)	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.
(c)	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2017 for Class I, N and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Diversified Arbitrage Fund	1.20%	1.45%	1.10%
AQR Equity Market Neutral Fund	1.30	1.55	1.20
AQR Global Macro Fund	1.45	1.70	1.35
AQR Long-Short Equity Fund	1.30	1.55	1.20
AQR Managed Futures Strategy Fund	1.25	1.50	1.15
AQR Managed Futures Strategy HV Fund	1.65	1.90	1.55
AQR Multi-Strategy Alternative Fund	1.98	2.23	1.88
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25	0.90
AQR Risk Parity Fund	0.95	1.20	0.85
AQR Risk Parity II HV Fund	1.15	1.40	1.05
AQR Risk Parity II MV Fund	0.95	1.20	0.85
AQR Style Premia Alternative Fund	1.50	1.75	1.40
AQR Style Premia Alternative LV Fund	0.85	1.10	0.75

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

For the period ended June 30, 2016 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Diversified Arbitrage Fund	$331,151	$5,088	$336,239
AQR Global Macro Fund	103,123	2,502	105,625
AQR Managed Futures Strategy HV Fund	6,282	2,188	8,470
AQR Risk-Balanced Commodity Fund	59,907	1,673	61,580
AQR Risk Parity Fund	37,845	—	37,845
AQR Risk Parity II HV Fund	88,403	191	88,594
AQR Risk Parity II MV Fund	80,645	28	80,673
AQR Style Premia Alternative Fund	102,524	5,498	108,022
AQR Style Premia Alternative LV Fund	32,725	4,395	37,120

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended June 30, 2016, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2016 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2016	2017	2018	2019

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$250,273	$549,947	$—	$6,759	$292,915	$250,273
Class N	84,578	155,664	—	—	71,086	84,578
Class R6	1,388	1,595	—	1	206	1,388

Totals	$336,239	$707,206	$—	$6,760	$364,207	$336,239

AQR EQUITY MARKET NEUTRAL FUND
Class I	$—	$87,104	$—	$—	$87,104	$—
Class N	—	53,323	—	—	53,323	—
Class R6	—	68,059	—	41,711	26,348	—

Totals	$—	$208,486	$—	$41,711	$166,775	$—

AQR GLOBAL MACRO FUND
Class I	$73,243	$411,005	$—	$211,421	$126,341	$73,243
Class N	22,871	101,649	—	7,011	71,767	22,871
Class R6	9,511	10,259	—	365	383	9,511

Totals	$105,625	$522,913	$—	$218,797	$198,491	$105,625

AQR LONG-SHORT EQUITY FUND
Class I	$—	$234,635	$—	$154,030	$80,605	$—
Class N	—	45,006	4,250	24,081	16,675	—
Class R6	—	—	—	—	—	—

Totals	$—	$279,641	$4,250	$178,111	$97,280	$—

AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$4,698	$390,953	$180,370	$132,064	$73,821	$4,698
Class N	1,427	50,907	16,709	13,815	18,956	1,427
Class R6	2,345	33,103	—	187	30,571	2,345

Totals	$8,470	$474,963	$197,079	$146,066	$123,348	$8,470

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2016	2017	2018	2019

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$—	$426,573	$74,376	$193,951	$158,246	$—
Class N	—	60,401	11,925	39,755	8,721	—
Class R6	—	—	—	—	—	—

Totals	$—	$486,974	$86,301	$233,706	$166,967	$—

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$25,156	$460,465	$150,384	$146,283	$138,642	$25,156
Class N	1,188	53,017	17,595	26,863	7,371	1,188
Class R6	35,236	77,757	—	366	42,155	35,236

Totals	$61,580	$591,239	$167,979	$173,512	$188,168	$61,580

AQR RISK PARITY FUND
Class I	$36,227	$105,345	$—	$—	$69,118	$36,227
Class N	1,589	6,282	—	—	4,693	1,589
Class R6	29	289	—	1	259	29

Totals	$37,845	$111,916	$—	$1	$74,070	$37,845

AQR RISK PARITY II HV FUND
Class I	$74,452	$474,093	$141,678	$118,124	$139,839	$74,452
Class N	10,461	173,040	95,743	38,672	28,164	10,461
Class R6	3,681	11,138	—	122	7,335	3,681

Totals	$88,594	$658,271	$237,421	$156,918	$175,338	$88,594

AQR RISK PARITY II MV FUND
Class I	$74,475	$496,260	$130,853	$126,164	$164,768	$74,475
Class N	5,755	93,179	58,403	16,202	12,819	5,755
Class R6	443	667	—	57	167	443

Totals	$80,673	$590,106	$189,256	$142,423	$177,754	$80,673

AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$68,750	$468,715	$111,025	$—	$288,940	$68,750
Class N	6,473	56,525	9,672	23,532	16,848	6,473
Class R6	32,799	114,537	—	3,725	78,013	32,799

Totals	$108,022	$639,777	$120,697	$27,257	$383,801	$108,022

AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I	$29,382	$219,006	$—	$12,440	$177,184	$29,382
Class N	3,827	66,701	—	12,768	50,106	3,827
Class R6	3,911	190,198	—	113,104	73,183	3,911

Totals	$37,120	$475,905	$—	$138,312	$300,473	$37,120

During the period ended June 30, 2016, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Equity Market Neutral Fund	$38,265	$18,886	$1,741
AQR Long-Short Equity Fund	100,900	17,531	1,659
AQR Managed Futures Strategy Fund	—	31,134	8
AQR Multi-Strategy Alternative Fund	189,601	27,885	4,708

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund, respectively.

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Long-Short Equity Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

The Adviser made a payment to the AQR Multi-Strategy Alternative Fund of $3,553,831 relating to a trading error. The impact of the Adviser’s contribution on the Fund’s total return was 0.11%, 0.10% and 0.10% for Class I, N and R6 respectively. The amount has been included in Net realized gain (loss) from investments in securities in the Statements of Operations.

11. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Holdings of 5% Voting Securities

The 1940 Act defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2016:

AQR DIVERSIFIED ARBITRAGE FUND
NAME OF ISSUER	NUMBER OF SHARES/ UNITS AT 12/31/15	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES/ UNITS HELD AT END OF PERIOD 6/30/16	VALUE AT END OF PERIOD 6/30/16	INVESTMENT INCOME	REALIZED GAIN (LOSS)
1347 Capital Corp. (Common Stock)	420,504	—	—	420,504	$3,893,867	$—	$—
Arowana, Inc. (Common Stock)	787,920	—	—	787,920	7,894,958	—	—
Barington/Hilco Acquisition Corp. (Common Stock)	487,260	—	(487,260)	—	—	—	(68,321)
CB Pharma Acquisition Corp. (Common Stock)	325,500	—	—	325,500	3,326,610	—	—
Dundee Acquisition Ltd., Class A (Common Stock)	1,260,000	—	(1,260,000)	—	—	—	(1,302,864)
Education Management Corp. (Common Stock)*	26,919,323	—	(1,879,274)	25,040,049	638,521	—	(32,197)
FinTech Acquisition Corp. (Common Stock)	810,000	—	(116,195)	693,805	6,854,793	—	25,494

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND (continued)
NAME OF ISSUER	NUMBER OF SHARES/ UNITS AT 12/31/15	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES/ UNITS HELD AT END OF PERIOD 6/30/16	VALUE AT END OF PERIOD 6/30/16	INVESTMENT INCOME	REALIZED GAIN (LOSS)
Garnero Group Acquisition Co. (Common Stock)	1,800,200	—	(1,800,200)	—	$—	$—	$90,011
Gibraltar Growth Corp., Class A (Common Stock)**	1,274,000	—	(100)	1,273,900	9,525,039	—	(63)
GP Investments Acquisition Corp. (Common Stock)	2,130,000	—	(2,130,000)	—	—	—	(916,345)
HarmonyMerger Corp. (Common Stock)	1,375,100	—	(1,375,100)	—	—	—	(214,926)
Hydra Industries Acquisition Corp. (Common Stock)	1,620,000	—	(1,098,818)	521,182	5,154,490	—	(146,387)
KLR Energy Acquisition (Common Stock)	—	500,000	—	500,000	5,050,000	—	—
Pacific Special Acquisition Corp. (Common Stock)*	373,500	—	—	373,500	3,768,615	—	—
1347 Capital Corp. (Rights)	420,504	—	—	420,504	109,331	—	—
Arowana, Inc. (Rights)	720,000	—	—	720,000	92,880	—	—
Barington/Hilco Acquisition Corp. (Rights)**	487,260	—	—	487,260	58,471	—	—
CB Pharma Acquisition Corp. (Rights)	325,500	—	(325,500)	—	—	—	—
Garnero Group Acquisition Co. (Rights)**	2,430,200	—	—	2,430,200	206,567	—	—
Hydra Industries Acquisition Corp. (Rights)	1,720,000	—	—	1,720,000	266,256	—	—
Pacific Special Acquisition Corp. (Rights)*	373,500	—	—	373,500	78,435	—	—
1347 Capital Corp. (Warrants)	420,504	—	—	420,504	126,151	—	—
Arowana, Inc. (Warrants)	720,000	—	—	720,000	48,960	—	—
Barington/Hilco Acquisition Corp. (Warrants)**	487,260	—	—	487,260	24,363	—	—
CB Pharma Acquisition Corp. (Warrants)	325,500	—	—	325,500	22,785	—	—
Dundee Acquisition Ltd. (Warrants)**	630,000	—	—	630,000	97,527	—	—
Education Management corp. (Warrants)*	16,528,497	—	—	16,528,497	3,636	—	—
FinTech Acquisition Corp. (Warrants)	810,000	—	—	810,000	648,000	—	—
Garnero Group Acquisition Co. (Warrants)**	2,430,200	—	—	2,430,200	97,451	—	—
Gibraltar Growth Corp. (Warrants)**	1,274,000	—	—	1,274,000	147,916	—	—
GP Investments Acquisition Corp. (Warrants)**	1,237,500	—	—	1,237,500	618,750	—	—
HarmonyMerger Corp. (Warrants)**	1,475,100	—	—	1,475,100	295,020	—	—
Hydra Industries Acquisition Corp. (Warrants)	1,720,000	—	—	1,720,000	309,600	—	—
Pacific Special Acquisition Corp. (Warrants)*	373,500	—	—	373,500	37,350	—	—
					$49,396,342	$—	$(2,565,598)

*	Affiliated as of June 30, 2016.
**	No longer affiliated as of June 30, 2016.

AQR Funds	Semi-Annual Report	June 2016

Notes to Financial Statements	June 30, 2016 (Unaudited)

14. Line of Credit

Effective February 29, 2016 and terminating on February 28, 2017, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. Effective July 22, 2016 the line of credit was increased to $285,000,000 from $275,000,000. Prior to February 29, 2016, the line of credit available was $225,000,000, subject to substantially similar terms. The Funds did not have any borrowings for the period ended June 30, 2016.

15. Principal Ownership

As of June 30, 2016, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Diversified Arbitrage Fund	5	84.59%
AQR Equity Market Neutral Fund	5	73.45%
AQR Global Macro Fund*	6	85.24%
AQR Long-Short Equity Fund	6	79.65%
AQR Managed Futures Strategy Fund	8	79.99%
AQR Managed Futures Strategy HV Fund	5	83.32%
AQR Multi-Strategy Alternative Fund	4	79.85%
AQR Risk-Balanced Commodities Strategy Fund	6	95.23%
AQR Risk Parity Fund	4	77.61%
AQR Risk Parity II HV Fund*	8	91.51%
AQR Risk Parity II MV Fund	6	83.08%
AQR Style Premia Alternative Fund	5	74.55%
AQR Style Premia Alternative LV Fund	5	84.88%

*	The percentage held by the Adviser and/or affiliates is 23.56% and 18.78% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Semi-Annual Report	June 2016

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/16” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/16

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,001.10	2.23%	$11.10
Hypothetical Return	$1,000.00	$1,013.77	2.23%	$11.17

Class N
Actual Return	$1,000.00	$998.90	2.48%	$12.33
Hypothetical Return	$1,000.00	$1,012.53	2.48%	$12.41

Class R6
Actual Return	$1,000.00	$1,001.10	2.15%	$10.70
Hypothetical Return	$1,000.00	$1,014.17	2.15%	$10.77

AQR Equity Market Neutral Fund

Class I
Actual Return	$1,000.00	$1,001.70	2.52%	$12.54
Hypothetical Return	$1,000.00	$1,012.33	2.52%	$12.61

Class N
Actual Return	$1,000.00	$1,000.00	2.79%	$13.87
Hypothetical Return	$1,000.00	$1,010.99	2.79%	$13.95

Class R6
Actual Return	$1,000.00	$1,001.70	2.45%	$12.19
Hypothetical Return	$1,000.00	$1,012.68	2.45%	$12.26

AQR Funds	Semi-Annual Report	June 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/16

AQR Global Macro Fund

Class I
Actual Return	$1,000.00	$968.80	1.41%	$6.90
Hypothetical Return	$1,000.00	$1,017.85	1.41%	$7.07

Class N
Actual Return	$1,000.00	$967.50	1.65%	$8.07
Hypothetical Return	$1,000.00	$1,016.66	1.65%	$8.27

Class R6
Actual Return	$1,000.00	$968.80	1.35%	$6.61
Hypothetical Return	$1,000.00	$1,018.15	1.35%	$6.77

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$1,017.30	2.40%	$12.04
Hypothetical Return	$1,000.00	$1,012.93	2.40%	$12.01

Class N
Actual Return	$1,000.00	$1,015.70	2.69%	$13.48
Hypothetical Return	$1,000.00	$1,011.49	2.69%	$13.45

Class R6
Actual Return	$1,000.00	$1,018.10	2.33%	$11.69
Hypothetical Return	$1,000.00	$1,013.28	2.33%	$11.66

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$1,022.60	1.19%	$5.98
Hypothetical Return	$1,000.00	$1,018.95	1.19%	$5.97

Class N
Actual Return	$1,000.00	$1,020.80	1.46%	$7.34
Hypothetical Return	$1,000.00	$1,017.60	1.46%	$7.32

Class R6
Actual Return	$1,000.00	$1,022.60	1.12%	$5.63
Hypothetical Return	$1,000.00	$1,019.29	1.12%	$5.62

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$1,024.30	1.64%	$8.25
Hypothetical Return	$1,000.00	$1,016.71	1.64%	$8.22

Class N
Actual Return	$1,000.00	$1,022.50	1.88%	$9.45
Hypothetical Return	$1,000.00	$1,015.51	1.88%	$9.42

Class R6
Actual Return	$1,000.00	$1,024.30	1.55%	$7.80
Hypothetical Return	$1,000.00	$1,017.16	1.55%	$7.77

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$973.40	2.48%	$12.17
Hypothetical Return	$1,000.00	$1,012.53	2.48%	$12.41

Class N
Actual Return	$1,000.00	$972.30	2.72%	$13.34
Hypothetical Return	$1,000.00	$1,011.34	2.72%	$13.60

Class R6
Actual Return	$1,000.00	$974.40	2.38%	$11.68
Hypothetical Return	$1,000.00	$1,013.03	2.38%	$11.91

AQR Funds	Semi-Annual Report	June 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/16

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$1,192.20	0.92%	$5.01
Hypothetical Return	$1,000.00	$1,020.29	0.92%	$4.62

Class N
Actual Return	$1,000.00	$1,190.30	1.25%	$6.81
Hypothetical Return	$1,000.00	$1,018.65	1.25%	$6.27

Class R6
Actual Return	$1,000.00	$1,193.60	0.90%	$4.91
Hypothetical Return	$1,000.00	$1,020.39	0.90%	$4.52

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$1,108.90	0.92%	$4.82
Hypothetical Return	$1,000.00	$1,020.29	0.92%	$4.62

Class N
Actual Return	$1,000.00	$1,106.80	1.18%	$6.18
Hypothetical Return	$1,000.00	$1,019.00	1.18%	$5.92

Class R6
Actual Return	$1,000.00	$1,108.80	0.85%	$4.46
Hypothetical Return	$1,000.00	$1,020.64	0.85%	$4.27

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$1,154.00	1.18%	$6.32
Hypothetical Return	$1,000.00	$1,019.00	1.18%	$5.92

Class N
Actual Return	$1,000.00	$1,152.60	1.49%	$7.97
Hypothetical Return	$1,000.00	$1,017.45	1.49%	$7.47

Class R6
Actual Return	$1,000.00	$1,155.50	1.15%	$6.16
Hypothetical Return	$1,000.00	$1,019.14	1.15%	$5.77

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,112.80	0.95%	$4.99
Hypothetical Return	$1,000.00	$1,020.14	0.95%	$4.77

Class N
Actual Return	$1,000.00	$1,110.70	1.19%	$6.25
Hypothetical Return	$1,000.00	$1,018.95	1.19%	$5.97

Class R6
Actual Return	$1,000.00	$1,112.80	0.85%	$4.47
Hypothetical Return	$1,000.00	$1,020.64	0.85%	$4.27

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$997.00	2.54%	$12.61
Hypothetical Return	$1,000.00	$1,012.23	2.54%	$12.71

Class N
Actual Return	$1,000.00	$995.10	2.79%	$13.84
Hypothetical Return	$1,000.00	$1,010.99	2.79%	$13.95

Class R6
Actual Return	$1,000.00	$997.00	2.45%	$12.16
Hypothetical Return	$1,000.00	$1,012.68	2.45%	$12.26

AQR Funds	Semi-Annual Report	June 2016

Fund Expense Examples (Unaudited)

FUND	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/16

AQR Style Premia Alternative LV Fund

Class I
Actual Return	$1,000.00	$1,005.80	1.31%	$6.53
Hypothetical Return	$1,000.00	$1,018.35	1.31%	$6.57

Class N
Actual Return	$1,000.00	$1,004.80	1.56%	$7.78
Hypothetical Return	$1,000.00	$1,017.11	1.56%	$7.82

Class R6
Actual Return	$1,000.00	$1,006.70	1.23%	$6.14
Hypothetical Return	$1,000.00	$1,018.75	1.23%	$6.17

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2016

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 30, 2016

By:	/s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
August 30, 2016